UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000, San Jose, California 95128

(Address of principal executive offices) (zip code)

Steven McGinnis, Esq.
Chief Legal Officer
SA Funds – Investment Trust
3055 Olin Avenue, Suite 2000
San Jose, California 95128

(Name and address of agent for service)

Copy to:

R. Darrell Mounts, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006

Brian F. Link, Esq.
State Street Bank and Trust Company
Mail Code: JHT 1732
200 Clarendon Street
Boston, MA 02116

Registrant’s telephone number, including area code: 408-260-3100

Date of fiscal year end: June 30
Date of reporting period: June 30, 2010

Item 1. Report to Shareholders.

ANNUAL REPORT
STRUCTURED ASSETS IN AN UNSTRUCTURED WORLD	June 30, 2010

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust’s performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that Fund objectives will be achieved.

SA U.S. Fixed Income Fund

     The SA U.S. Fixed Income Fund’s goal is to achieve a generally stable return consistent with preservation of capital. The Fund pursues its goal by investing primarily in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the United States, bank obligations, including obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, corporate debt obligations, commercial paper, obligations of supranational organizations and repurchase agreements. Generally, the Fund acquires obligations that mature within two years from the date of settlement.

     The Fund finished fiscal year 2010 with a return of 1.80% as compared to the benchmark index return of 3.79% for the Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index. The underperformance relative to the benchmark index is attributable primarily to the Fund’s greater emphasis on shorter maturity and higher quality securities as compared to the index. The Fund holds securities with maturities from 0 to 2 years, while approximately half of the index is represented by securities with maturities within 2 to 3 years. In addition, the Fund’s portfolio holdings in corporate debt securities have an average credit quality of AAA as rated by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). The average credit quality of the holdings in the index is AA as rated by the S&P and it contains securities with credit quality ratings as low as BBB-.

     These differences in both term and credit risk exposure resulted in performance variances (both positive and negative) depending on the direction of interest rates and the prevailing credit environment. During the one year-ended June 30, 2010, interest rates within this maturity continued to decline in the U.S., and credit conditions improved dramatically from mid-2009. As a result, the prices of and returns for corporate debt securities increased commensurately.

Comparison of Change in Value of a $10,000 Investment in the U.S. Fixed Income Fund vs. the Bank of America
Merrill Lynch 1-3 Year U.S. Government/Corporate Index since commencement of Fund operations through June 30, 2010

     The Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index is a subset of the Bank of America Merrill Lynch U.S. Government/Corporate Index including all securities with a remaining term to final maturity of less than 3 years. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

     PERFORMANCE INFORMATION — Average Annual Total Returns as of June 30, 2010

	One	Since
	Year	Inception
SA U.S. Fixed Income Fund	1.80%	3.07%(a)
Bank of America Merrill Lynch 1-3 Year U.S.
Government/Corporate Index	3.79%	4.88%(b)

(a)	From commencement of operations on April 2, 2007.

(b)	Performance for the benchmark index is not available from April 2, 2007 (commencement of Fund operations). For that reason, performance is shown from March 31, 2007.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA Global Fixed Income Fund

     The SA Global Fixed Income Fund invests primarily in higher-quality fixed income securities maturing in five years or less from the date of settlement, and issued by companies and government agencies in the U.S. and developed foreign countries. The Fund’s goal is to maximize its total return by allocating assets among countries depending on the prevailing interest rates while targeting the duration of the Fund’s benchmark index, the Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index. The Fund may use foreign currency exchange contracts to hedge foreign currency risks. The Fund may lend its portfolio securities.

     The Fund finished fiscal year 2010 with a return of 5.02%, as compared to its benchmark index return of 3.04% for the Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index. The relative outperformance is attributable to the Fund’s holdings in AA and AAA corporate securities as rated by S&P. The benchmark index holds only government, sovereign securities whereas the Fund holds government, sovereign and high quality corporate securities. Credit conditions improved significantly since June of 2009 and, as a result, the Fund’s position in these high quality corporate securities weighed on the relative performance during the year.

Comparison of Change in Value of a $10,000 Investment in the SA Global Fixed Income Fund
vs. the Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index
since June 30, 2000 through June 30, 2010

     The Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index is a comprehensive measure of the total return performance of the government bond markets of approximately 22 countries with maturities ranging from one to five years. It is hedged to the U.S. dollar. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

     PERFORMANCE INFORMATION — Average Annual Total Returns as of June 30, 2010

	One	Five	Ten
	Year	Years	Years
SA Global Fixed Income Fund	5.02%	3.19%	4.12%
Citigroup World Government Bond
1-5 Year Currency Hedged U.S. Dollar Index	3.04%	4.35%	4.52%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA U.S. Market Fund

     The U.S. Market Fund pursues its goal to achieve long-term capital appreciation by selecting from a target universe of U.S. common stocks, that are traded on a principal U.S. exchange or in the over-the-counter market in the U.S. Currently the target universe of U.S. common stocks is securities of companies whose market capitalizations generally are either in the highest 96% of total market capitalization, or companies whose market capitalization are larger than the 1500th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund also invests less than 5% of its total assets in the U.S. MicroCap Portfolio, a portfolio of DFA Investment Dimensions Group Inc., a separate registered investment company, to attempt to have more efficient and cost effective exposure to securities in the lowest 4% of total market capitalization. The Fund may lend its portfolio securities.

     The Fund produced a one-year return of 13.88% for the fiscal year ended June 30, 2010 as compared to its benchmark index return of 16.19% for the Dow Jones U.S. Total Stock Market Index (Full Cap). The Fund’s relative underperformance is attributable, in part to the exclusion of real estate investment trusts (REITs), which generated a one-year return in excess of 55% as of June 30, 2010 (as measured by the Dow Jones Select REIT Index). The benchmark index held more than 2% in REIT securities as of June 30, 2010.

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Market Fund
vs. the Dow Jones U.S. Total Stock Market Index (Full Cap) since June 30, 2000 through June 30, 2010

     The Dow Jones U.S. Total Stock Market Index (Full Cap) is a market capitalization weighted broad index of all U.S.-headquartered equity securities. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

     PERFORMANCE INFORMATION — Average Annual Total Returns as of June 30, 2010

	One	Five	Ten
	Year	Years	Years
SA U.S. Market Fund	13.88%	(1.17)%	(1.12)%
Dow Jones U.S. Total Stock Market Index (Full Cap)	16.19%	(0.09)%	(0.67)%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA U.S. Value Fund

     The SA U.S. Value Fund pursues its goal of long-term capital appreciation by generally investing in a target universe of common stocks of large companies that are considered to be “value” securities, and are traded on a principal U.S. exchange or in the over-the-counter market in the U.S. The Fund’s sub-adviser considers value stocks primarily to be those of companies with higher book values (values that are derived from companies’ balance sheets) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). Currently the target universe of stocks is securities of companies whose market capitalizations generally are either in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may lend its portfolio securities.

     The Fund generated a one-year return of 19.92% for the fiscal year ended June 30, 2010 as compared to the benchmark index return of 16.93% for the Russell 1000 Value Index. The Fund’s larger allocation to deep value stocks relative to the index contributed to the positive performance variance as a result of a positive value premium for the fiscal year. More than 80% of the securities held in the Fund ranked in the highest 25th percentile based on book-to-market ranking, as compared to only 50% of the securities held in the index.

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Value Fund
vs. the Russell 1000 Value Index since June 30, 2000 through June 30, 2010

     The Russell 1000 Value Index is comprised of companies with the lowest price-to-book ratios within the Russell 1000 Index. The Russell 1000 Index is a market capitalization weighted broad index of 1000 large capitalization U.S. companies. The index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

     PERFORMANCE INFORMATION — Average Annual Total Returns as of June 30, 2010

	One	Five	Ten
	Year	Years	Years
SA U.S. Value Fund	19.92%	(2.81)%	2.27%
Russell 1000 Value Index	16.93%	(1.64)%	2.37%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA U.S. Small Company Fund

     The SA U.S. Small Company Fund pursues its goal of long-term capital appreciation by generally investing in a target universe consisting of common stocks of small companies that are traded on a principal U.S. exchange or in the over-the-counter market in the U.S. Currently the target universe of stocks is securities of companies whose market capitalizations generally are either in the lowest 10% of total market capitalization, or companies whose market capitalization are smaller than the 1000th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may lend its portfolio securities.

     The Fund finished the fiscal year 2010 up 23.06% as compared to the benchmark index return of 21.48% for the Russell 2000 Index. The positive return variance relative to the index was primarily attributable to differences in holdings and weightings in individual securities in the Fund versus its benchmark index during a period of high cross-sectional dispersion (wide variance among securities returns) in the equity markets, particularly in the investable universe of small capitalization securities.

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Small Company Fund
vs. the Russell 2000 Index since June 30, 2000 through June 30, 2010

     The Russell 2000 Index is a market capitalization weighted broad index of 2000 small capitalization U.S. companies. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

     PERFORMANCE INFORMATION — Average Annual Total Returns as of June 30, 2010

	One	Five	Ten
	Year	Years	Years
SA U.S. Small Company Fund	23.06%	0.13%	3.47%
Russell 2000 Index	21.48%	0.37%	3.00%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA International Value Fund

     The SA International Value Fund pursues its goal of long-term capital appreciation by generally investing in a target universe consisting of securities of large cap non-U.S. companies that the Fund’s sub-adviser believes are value stocks at the time of purchase. The Fund’s sub-adviser primarily considers value stocks to be those of companies with high book values (values that are derived from companies’ balance sheets) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). The Fund invests in companies in countries with developed markets. Under normal market conditions, the Fund intends to invest in companies organized or having a majority of their operating income from sources in at least three non-U.S. countries. The Fund may lend its portfolio securities.

     The Fund finished fiscal year 2010 with a return of 7.69% as compared to its benchmark index return of 5.29% for the MSCI World Ex. U.S. Value Index. The Fund’s positive performance relative to the benchmark index for the fiscal year was primarily attributable to the Fund’s greater weighting in countries such as Switzerland, Netherlands and Denmark, which returned between 17% and 19% for the fiscal year. The Fund’s investment approach resulted in greater weightings in countries with more value-oriented securities, as compared to the global capitalization weighting represented by the benchmark index.

Comparison of Change in Value of a $10,000 Investment in the SA International Value Fund
vs. the MSCI World Ex. U.S. Value Index since June 30, 2000 through June 30, 2010

     The Morgan Stanley Capital International (MSCI) World Ex. U.S. Value Index is composed of companies within the Morgan Stanley Capital International (MSCI) World Ex. U.S. Index having characteristics such as low market-to-book value ratios. The Morgan Stanley Capital International (MSCI) World Ex. U.S. Index is an index of securities listed on the stock exchanges of 22 developed market countries other than the United States. The index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

     PERFORMANCE INFORMATION — Average Annual Total Returns as of June 30, 2010

	One	Five	Ten
	Year	Years	Years
SA International Value Fund	7.69%	1.46%	3.76%
MSCI World Ex. U.S. Value Index	5.29%	0.71%	2.45%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA International Small Company Fund

     The SA International Small Company Fund pursues its goal of long-term capital appreciation by investing substantially all of its assets in the International Small Company Portfolio (“DFA Portfolio”) of DFA Investment Dimensional Group Inc. (“Dimensional”). The DFA Portfolio invests substantially all of its assets in the following series of The DFA Investment Trust Company, each of which is a mutual fund (the “Underlying Funds”): The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series. Dimensional invests the assets of each Underlying Fund by determining the amount of each security to be purchased using a market capitalization weighted approach. The Underlying Funds invest in countries that the Fund’s sub-adviser views as developed market countries, such as the United Kingdom, France, Germany, Japan and Canada, and will not invest in emerging market countries. The Underlying Funds may lend their portfolio securities.

     The Fund finished fiscal year 2010 with a return of 12.56% as compared to the benchmark index return of 15.70% for the MSCI World Ex. U.S. Small Cap Index. The Fund’s underperformance relative to its benchmark index was attributable to a difference in weightings to individual small capitalization securities within the Fund relative to the index during a period of high cross-sectional dispersion (wide variance among securities returns) in the latter half of 2009. The implications of high cross-sectional dispersion was magnified by the quarterly rebalancing of the MSCI World Ex. U.S. Small Cap Index in early 2009. Because of the timing of the rebalancing, the index re-established full weights to some of the previously fallen financial securities as they neared the end of their steep price declines. The Fund, conversely, maintained lower weightings to these securities. The index’s higher representation to these securities provided a boost to returns when the momentum reversed in the latter half of 2009 as these securities generated extraordinary returns.

     The Japanese Small Company Series: The series generally will purchase a broad and diverse group of readily marketable stocks of Japanese small companies.

     The United Kingdom Small Company Series: The series generally will purchase a broad and diverse group of readily marketable stocks of United Kingdom small companies.

     The Continental Small Company Series: The series generally will purchase a broad and diverse group of readily marketable stocks of small companies organized under the laws of certain European countries.

     The Asia Pacific Small Company Series: The series generally will purchase a broad and diverse group of readily marketable stocks of small companies located in Australia, New Zealand and certain Pacific Rim Asian countries.

     The Canadian Small Company Series: The series generally will purchase a broad and diverse group of readily marketable stocks of Canadian small companies.

     Each of these series also may invest in securities of eligible companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or multi-listed securities.

SA International Small Company Fund

(Continued)

Comparison of Change in Value of a $10,000 Investment in the SA International Small Company Fund
vs. the MSCI World Ex. U.S. Small Cap Index since June 30, 2000 through June 30, 2010

     The Morgan Stanley Capital International (MSCI) World Ex. U.S. Small Cap Index is a market capitalization weighted index designed to measure equity performance in 22 developed market countries, excluding the U.S., and is composed of stocks, which are categorized as small capitalization stocks. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

     PERFORMANCE INFORMATION — Average Annual Total Returns as of June 30, 2010

	One	Five	Ten
	Year	Years	Years
SA International Small Company Fund	12.56%	2.01%	6.22%
MSCI World Ex. U.S. Small Cap Index	15.70%	1.70%	5.56%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA Emerging Markets Value Fund

     The SA Emerging Markets Value Fund pursues its goal of long-term capital appreciation by investing in a broad and diverse group of securities of companies in designated emerging markets with larger market capitalizations relative to their respective markets and considered by the Fund’s sub-adviser to be “value” securities primarily based on book value in relation to the market value in their respective markets.

     The Fund finished fiscal year 2010 with a return of 29.61%, as compared to its benchmark index return of 23.73% for the MSCI Emerging Markets Value Index. The positive performance variance relative to the benchmark index is primarily attributable to the Fund’s smaller-capitalization orientation relative to the index. Small capitalization securities within the emerging markets generated a return in excess of 35% for the one year period ended June 30, 2010, as measured by the MSCI Emerging Markets Value Index. The Fund holds approximately 19% in the bottom 40th percentile of the investable universe ranked by market capitalization as compared to approximately 5% in the index.

     Another contributor to positive performance relative to the benchmark index was the Fund’s smaller weighting in China, which was one of the worst performing country markets for the one year period ended June 30, 2010. The Fund holdings in securities issued by Chinese companies were 11.4% as compared to 17.7% in the index, and China delivered a return of only 10.89% for the one year period ended June 30, 2010 as measured by the MSCI China Index.

Comparison of Change in Value of a $10,000 Investment in the SA Emerging Markets Value Fund
vs. the MSCI Emerging Markets Value Index since commencement of Fund operations through June 30, 2010

     The Morgan Stanley Capital International (MSCI) Emerging Markets Value Index is comprised of companies within the MSCI Emerging Markets Index having value characteristics, such as low book-to-market ratios. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

     PERFORMANCE INFORMATION — Average Annual Total Returns as of June 30, 2010

	One	Since
	Year	Inception
SA Emerging Markets Value Fund	29.61%	2.51	%(a)
MSCI Emerging Markets Value Index	23.73%	4.68	%(b)

(a)	From commencement of operations on April 2, 2007.

(b)	Performance for the benchmark index is not available from April 2, 2007 (commencement of Fund operations). For that reason, performance is shown from March 31, 2007.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA Real Estate Securities Fund

     The SA Real Estate Securities Fund pursues its goal of long-term capital appreciation by investing primarily in readily marketable equity securities of companies whose principal activities include development, ownership, construction, management, or sale of residential, commercial or industrial real estate. Investments include, principally, equity securities of companies in the following sectors of the real estate industry: certain REITs, companies engaged in residential construction and firms, except partnerships, the principal business of which is to develop commercial property. Using a market capitalization weighted approach, the Fund will make equity investments only in securities traded in the U.S. securities markets, primarily on the New York Stock Exchange (“NYSE”), NYSE Alternext, or such other U.S. national securities exchanges and in the over-the-counter market. The Fund may lend its portfolio securities.

     Real estate securities were the best-performing U.S. equity asset class as of the one year period ended June 30, 2010. The Fund finished fiscal year 2010 with a return of 53.03%, as compared to its benchmark index return of 55.68% for the Dow Jones U.S. Select REIT Index. Performance variances between the Fund’s return and the benchmark index’s return may occur due to the smaller number of securities within the Fund’s target universe.

     Comparison of Change in Value of a $10,000 Investment in the SA Real Estate Securities Fund
vs. the Dow Jones U.S. Select REIT Index since commencement of Fund operations through June 30, 2010

     The Dow Jones U.S. Select REIT Index is a float-adjusted market capitalization index designed to measure the performance of publicly traded real estate companies that have a minimum total market capitalization of at least $200 million, at least 75% of total revenues derived from ownership and operation of real estate assets, and liquidity of company stock commensurate with that of other institutionally held real estate securities. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

     PERFORMANCE INFORMATION — Average Annual Total Returns as of June 30, 2010

	One	Since
	Year	Inception
SA Real Estate Securities Fund	53.03%	(12.82	)%(a)
Dow Jones U.S. Select REIT Index	55.68%	(12.27	)%(b)

(a)	From commencement of operations on April 2, 2007.

(b)	Performance for the benchmark index is not available from April 2, 2007 (commencement of Fund operations). For that reason, performance is shown from March 31, 2007.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA Funds

FUND EXPENSES (Unaudited)

Understanding Your Fund’s Expenses
Shareholder Expense Example

     As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2010 and held for the entire period.

Actual Expenses

     The first line in each table below shows the actual account values and actual Fund expenses, based on the Fund’s actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes

     The second line in each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SA U.S. Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/10	6/30/10	1/01/10-6/30/10
Actual	$1,000.00	$1,010.88	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26

*
Expenses are equal to the Fund’s annualized expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and LWI Financial Inc. (the “Manager”) and may be recovered by the Manager under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA Funds

FUND EXPENSES (Unaudited) (Continued)

SA Global Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/10	6/30/10	1/01/10-6/30/10
Actual	$1,000.00	$1,021.36	$4.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26

*
Expenses are equal to the Fund’s annualized expense ratio of 0.85% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Market Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/10	6/30/10	1/01/10-6/30/10
Actual	$1,000.00	$935.83	$4.80
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/10	6/30/10	1/01/10-6/30/10
Actual	$1,000.00	$952.43	$5.08
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26

*
Expenses are equal to the Fund’s annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA Funds

FUND EXPENSES (Unaudited) (Continued)

SA U.S. Small Company Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/10	6/30/10	1/01/10-6/30/10
Actual	$1,000.00	$991.30	$5.92
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01

*
Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/10	6/30/10	1/01/10-6/30/10
Actual	$1,000.00	$874.15	$6.18
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.66

*
Expenses are equal to the Fund’s annualized expense ratio of 1.33% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances. For the six month period ended June 30, 2010, the Fund operated below its expense limitation.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Small Company

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/10	6/30/10	1/01/10-6/30/10
Actual	$1,000.00	$936.17	$5.28
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51

*
Expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

With respect to SA International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund. The expenses incurred by the DFA International Small Company Portfolio and the Underlying Funds in which it invests are reflected in the valuation of the Fund’s investment in the DFA International Small Company Portfolio. Because these expenses are passed indirectly, rather than directly, to the Fund, they are not reflected in the table. For the six months ended April 30, 2010, the total annual operating expenses of the DFA International Small Company Portfolio was 0.55%.

SA Funds

FUND EXPENSES (Unaudited) (Continued)

SA Emerging Markets Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/10	6/30/10	1/01/10-6/30/10
Actual	$1,000.00	$950.76	$7.01
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25

*
Expenses are equal to the Fund’s annualized expense ratio of 1.45% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA Real Estate Securities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/10	6/30/10	1/01/10-6/30/10
Actual	$1,000.00	$1,053.67	$5.09
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2010

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 98.2%
Austria — 0.9%
Oesterreichische Kontrollbank
AG, 4.750%, 11/08/11	USD	$2,000,000	$2,094,648

Canada — 4.5%
Province of Ontario Canada,
2.625%, 1/20/12	USD	5,500,000	5,632,220
Province of Ontario Canada,
4.950%, 6/01/12	USD	500,000	535,398
Royal Bank of Canada,
5.650%, 7/20/11	USD	4,000,000	4,208,192
			10,375,810
Germany — 3.5%
Kreditanstalt fuer Wiederaufbau,
1.250%, 6/15/12	USD	900,000	901,791
Kreditanstalt fuer Wiederaufbau,
2.250%, 4/16/12	USD	3,000,000	3,062,364
Kreditanstalt fuer Wiederaufbau,
3.250%, 10/14/11	USD	700,000	722,148
Kreditanstalt fuer Wiederaufbau,
4.750%, 5/15/12	USD	1,700,000	1,816,217
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
4.875%, 1/13/12	USD	1,400,000	1,475,144
			7,977,664
Japan — 1.7%
Japan Finance Corp.,
2.000%, 6/24/11	USD	4,000,000	4,035,648

Supranational — 2.2%
European Investment Bank,
3.250%, 10/14/11	USD	5,000,000	5,168,555

United States — 85.4%
Citibank NA, 1.875%, 5/07/12		1,800,000	1,838,047
Citibank NA, 1.875%, 6/04/12		4,000,000	4,082,496
Federal Farm Credit Bank,
0.950%, 2/10/12		6,200,000	6,234,484
Federal Farm Credit Bank,
0.950%, 3/05/12		1,200,000	1,206,539
Federal Farm Credit Bank,
1.125%, 10/03/11		4,800,000	4,831,920
Federal Farm Credit Bank,
2.000%, 1/17/12		4,100,000	4,189,327
Federal Farm Credit Bank,
2.125%, 6/18/12		2,500,000	2,568,622
Federal Farm Credit Bank,
3.500%, 10/03/11		1,500,000	1,555,812
Federal Farm Credit Bank,
3.875%, 8/25/11		9,200,000	9,558,303
Federal Home Loan Banks,
1.000%, 12/28/11		2,000,000	2,012,650
Federal Home Loan Banks,
1.125%, 3/09/12		15,500,000	15,625,968
Federal Home Loan Banks,
1.125%, 5/18/12		9,300,000	9,372,745
Federal Home Loan Banks,
1.375%, 6/08/12		18,600,000	18,831,998
Federal Home Loan Banks,
1.625%, 7/27/11		1,600,000	1,619,645
Federal Home Loan Banks,
3.625%, 9/16/11		4,500,000	4,674,487
Federal Home Loan Banks,
3.750%, 9/09/11		9,900,000	10,282,160
Federal Home Loan Banks,
4.875%, 11/15/11		1,200,000	1,270,835
Federal Home Loan Banks,
5.375%, 8/19/11		8,400,000	8,850,013
Federal Home Loan Mortgage
Corp., 1.125%, 12/15/11		2,000,000	2,016,520
Federal Home Loan Mortgage
Corp., 4.750%, 3/05/12		5,600,000	5,985,095
Federal Home Loan Mortgage
Corp., 5.500%, 9/15/11		1,000,000	1,060,143
Federal Home Loan Mortgage
Corp., 5.750%, 1/15/12		8,400,000	9,053,654
Federal National Mortgage
Association, 0.875%, 1/12/12		9,000,000	9,033,912
Federal National Mortgage
Association, 1.000%, 11/23/11		6,800,000	6,844,649
Federal National Mortgage
Association, 1.000%, 4/04/12		14,600,000	14,685,454
Federal National Mortgage
Association, 1.875%, 4/20/12		13,200,000	13,482,256
Federal National Mortgage
Association, 2.000%, 1/09/12		2,000,000	2,041,308
Federal National Mortgage
Association, 4.875%, 5/18/12		700,000	754,424
Federal National Mortgage
Association, 5.000%, 2/16/12		3,000,000	3,210,087
General Electric Capital Corp.,
3.000%, 12/09/11		600,000	620,019
General Electric Capital Corp.,
4.375%, 3/03/12		1,450,000	1,503,723
Goldman Sachs Group Inc.,
3.250%, 6/15/12		1,000,000	1,047,624
HSBC USA, Inc.,
3.125%, 12/16/11		2,900,000	3,004,832
JPMorgan Chase & Co.,
2.200%, 6/15/12		1,000,000	1,028,016
Morgan Stanley,
2.000%, 9/22/11		800,000	814,092
Morgan Stanley,
2.250%, 3/13/12		4,500,000	4,618,850
Regions Bank,
3.250%, 12/09/11		3,000,000	3,110,280
United States Treasury Notes,
1.000%, 12/31/11		5,000,000	5,037,305
			197,558,294
TOTAL BONDS AND NOTES
(Identified Cost $225,831,862)			227,210,619

See notes to financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 1.0%
Other — 1.0%
SSgA Government Money
Market Fund	1	$1
SSgA Money Market Fund	2,225,216	2,225,216
		2,225,217

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,225,217)		2,225,217

Total Investments — 99.2%
(Identified Cost $228,057,079)#		229,435,836
Cash and Other Assets,
Less Liabilities — 0.8%		1,871,801
Net Assets — 100.0%		$231,307,637

†	See Note 1.
#	At June 30, 2010 the aggregate cost of investment securities for income tax purposes was $228,057,079. Net unrealized appreciation aggregated $1,378,757 of which $1,394,923 related to appreciated investment securities and $16,166 related to depreciated investment securities.

Key to abbreviations:
USD — U.S.Dollar

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2010

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 97.2%
Australia — 8.4%
Australia & New Zealand
Banking Group,
4.375%, 5/24/12	EUR	3,500,000	$4,496,168
General Electric Capital
Australia Funding Pty Ltd.,
7.500%, 1/25/11	AUD	13,000,000	11,040,066
National Australia Bank Ltd.,
5.375%, 12/08/14	GBP	1,500,000	2,439,979
Suncorp-Metway Ltd.,
4.000%, 1/16/14	GBP	7,000,000	11,111,285
Westpac Banking Corp.,
2.900%, 9/10/14	USD	5,000,000	5,128,810
Westpac Banking Corp.,
3.750%, 12/01/14	CAD	6,000,000	5,668,311
			39,884,619
Austria — 3.6%
Austria Government
International Bond,
3.250%, 6/25/13(a)	USD	4,000,000	4,210,880
Pfandbriefstelle der
Oesterreichischen Landes-
Hypothekenbanken,
1.600%, 2/15/11	JPY	1,150,000,000	13,032,349
			17,243,229
Belgium — 2.7%
Belgium Government
International Bond(a),
2.750%, 3/05/15	USD	1,000,000	998,042
Belgium Government
International Bond,
4.250%, 9/03/13, 144A	USD	11,000,000	11,737,176
			12,735,218
Canada — 14.3%
Canada Housing Trust No 1,
2.750%, 12/15/14	CAD	14,000,000	13,239,341
Export Development Canada,
4.500%, 10/25/12	USD	5,000,000	5,381,160
Ontario Electricity Financial
Corp., 7.450%, 3/31/13	USD	9,400,000	10,820,049
Province of Alberta Canada,
2.750%, 12/01/14	CAD	13,800,000	13,087,152
Province of British
Columbia Canada,
4.300%, 5/30/13(a)	USD	3,000,000	3,262,188
Province of Ontario Canada,
4.400%, 12/02/11	CAD	1,000,000	979,250
Province of Ontario Canada,
4.100%, 6/16/14	USD	9,800,000	10,548,553
Royal Bank of Canada,
4.970%, 6/05/14	CAD	6,000,000	6,074,285
Royal Bank of Canada,
5.060%, 7/17/13	CAD	4,000,000	4,040,956
			67,432,934
France — 8.0%
Agence Francaise de
Developpement,
5.125%, 4/25/12	EUR	7,670,000	10,030,412
Caisse d’Amortissement
de la Dette Sociale,
5.250%, 10/25/12	EUR	7,250,000	9,686,461
Societe Financement de
l’Economie Francaise,
2.875%, 9/22/14(a)	USD	8,500,000	8,760,959
Total Capital SA,
5.625%, 1/25/12	AUD	10,900,000	9,243,357
			37,721,189
Germany — 8.9%
Deutsche Bank AG,
5.375%, 10/12/12	USD	7,300,000	7,826,929
Kreditanstalt fuer
Wiederaufbau,
4.125%, 10/15/14(a)	USD	1,000,000	1,082,019
Kreditanstalt fuer
Wiederaufbau,
3.125%, 12/08/14	GBP	1,000,000	1,544,668
Kreditanstalt fuer
Wiederaufbau,
4.000%, 10/15/13	USD	5,000,000	5,365,880
Kreditanstalt fuer
Wiederaufbau,
4.625%, 10/12/12	EUR	4,000,000	5,273,833
Landesbank Hessen-
Thueringen Girozentrale,
3.000%, 10/18/12	CHF	2,000,000	1,951,583
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
5.500%, 7/04/10	EUR	7,300,000	8,926,803
Landwirtschaftliche
Rentenbank,
3.875%, 3/14/12	EUR	7,800,000	9,970,900
			41,942,615
Japan — 1.0%
Development Bank of Japan,
4.250%, 6/09/15	USD	1,000,000	1,091,755
Japan Bank for
International Cooperation,
4.375%, 11/26/12	USD	3,200,000	3,432,000
			4,523,755
Netherlands — 1.9%
Nederlandse
Waterschapsbank NV,
3.000%, 3/17/15	USD	1,000,000	1,024,426
Rabobank Nederland NV,
0.800%, 2/03/11	JPY	700,000,000	7,922,964
			8,947,390
Norway — 1.0%
Kommunalbanken AS,
2.875%, 10/27/14	USD	4,780,000	4,926,177

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2010 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Spain — 2.4%
Instituto de Credito Oficial,
4.000%, 12/08/14	GBP	$7,800,000	$11,149,577

Supranational — 15.9%
African Development Bank,
3.000%, 5/27/14	USD	12,000,000	12,532,764
Asian Development Bank/
Pasig, 4.500%, 3/07/11	GBP	1,800,000	2,754,061
Council Of Europe
Development Bank,
5.000%, 1/29/14	USD	1,500,000	1,670,523
Council of Europe
Development Bank,
5.500%, 1/18/12	AUD	12,000,000	10,219,375
Eurofima,
6.125%, 10/14/14	GBP	1,000,000	1,716,883
Eurofima,
4.250%, 2/04/14	USD	7,600,000	8,227,243
Eurofima, 4.250%, 9/05/13	USD	3,000,000	3,237,126
European Bank for
Reconstruction &
Development,
0.500%, 1/30/15	EUR	5,634,000	6,447,881
European Bank for
Reconstruction and
Development,
5.875%, 8/04/14	GBP	1,000,000	1,709,297
European Investment Bank,
2.750%, 3/23/15(a)	USD	2,000,000	2,039,052
European Investment Bank,
2.875%, 1/15/15	USD	1,300,000	1,335,330
European Investment Bank,
4.500%, 1/14/13	GBP	3,400,000	5,468,629
European Investment Bank,
6.250%, 4/15/14	GBP	2,600,000	4,455,567
International Bank for
Reconstruction &
Development, 5.375%,
1/15/14(a)	GBP	700,000	1,174,608
International Bank for
Reconstruction &
Development,
0.500%, 9/11/12	AUD	9,000,000	6,838,714
International Finance
Facility for Immunisation,
3.375%, 5/15/14	GBP	800,000	1,252,155
Nordic Investment Bank,
2.625%, 10/06/14(a)	USD	2,000,000	2,057,828
Nordic Investment Bank,
5.750%, 12/16/14	GBP	1,040,000	1,787,073
			74,924,109
Sweden — 2.3%
Svensk Exportkredit AB,
3.250%, 9/16/14(a)	USD	10,400,000	10,799,859

United Kingdom — 7.3%
Barclays Bank PLC,
5.450%, 9/12/12	USD	9,000,000	9,569,412
Barclays Bank PLC,
5.200%, 7/10/14	USD	2,200,000	2,323,873
BP Capital Markets PLC,
5.250%, 11/07/13(a)	USD	6,335,000	5,827,814
Network Rail Infrastructure
Finance PLC,
4.875%, 3/07/12	GBP	1,000,000	1,581,393
Network Rail Infrastructure
Finance PLC,
3.500%, 6/17/13	USD	1,000,000	1,059,126
United Kingdom Gilt,
2.750%, 1/22/15	GBP	1,000,000	1,539,091
United Kingdom Gilt,
2.250%, 3/07/14	GBP	8,300,000	12,676,821
			34,577,530
United States — 19.5%
Bank of America Corp.,
4.250%, 10/21/10	EUR	8,000,000	9,827,593
Colgate-Palmolive Co.,
4.200%, 5/15/13(a)	USD	4,350,000	4,712,372
Federal Farm Credit Bank,
2.625%, 4/17/14	USD	2,000,000	2,080,702
Federal Home Loan Bank,
5.500%, 8/13/14(a)	USD	2,300,000	2,653,798
Federal Home Loan
Mortgage Corp.,
1.125%, 12/15/11(a)	USD	9,000,000	9,074,340
Federal National
Mortgage Association,
2.500%, 5/15/14(a)	USD	8,800,000	9,092,952
Merck & Co., Inc.,
4.375%, 2/15/13(a)	USD	11,250,000	12,108,566
Microsoft Corp.,
2.950%, 6/01/14	USD	6,500,000	6,807,677
Nestle Holdings, Inc.,
2.125%, 3/12/14	USD	6,000,000	6,121,494
PepsiCo., Inc.,
4.650%, 2/15/13	USD	7,799,000	8,477,708
The Bank of New York
Mellon Corp.,
4.300%, 5/15/14	USD	1,000,000	1,074,992
The Bank of New York
Mellon Corp.,
5.125%, 8/27/13	USD	4,075,000	4,496,335
Toyota Motor Credit Corp.,
1.300%, 3/16/12	JPY	1,100,000,000	12,584,030
Wal-Mart Stores, Inc.,
4.550%, 5/01/13	USD	2,000,000	2,176,818
Wal-Mart Stores, Inc.,
3.200%, 5/15/14	USD	1,000,000	1,055,149
			92,344,526
TOTAL BONDS AND NOTES
(Identified Cost $456,537,079)			459,152,727

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 1.0%
Other — 1.0%
SSgA Government
Money Market Fund	1	$1
SSgA Money Market Fund	4,459,726	4,459,726
		4,459,727

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,459,727)		4,459,727

COLLATERAL FOR SECURITIES ON LOAN— 11.0%
Short Term — 11.0%
State Street Navigator Prime
Portfolio	52,076,986	52,076,986

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $52,076,986)		52,076,986

Total Investments — 109.2%
(Identified Cost $513,073,792)#		515,689,440
Liabilities, Less Cash and
Other Assets — (9.2%)		(43,315,686)
Net Assets — 100.0%		$472,373,754

†	See Note 1.
(a)	A portion or all of the security was held on loan. As of June 30, 2010, the market value of the securities on loan was $ 51,058,785.
#	At June 30, 2010 the aggregate cost of investment securities for income tax purposes was $513,078,793. Net unrealized appreciation aggregated $2,610,647 of which $17,875,048 related to appreciated investment securities and $15,264,401 related to depreciated investment securities.

Key to abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro Currency
GBP — British Pound
JPY — Japanese Yen
USD — U.S. Dollar
144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

Ten Largest Industry Holdings June 30, 2010
(As a percentage of net assets):

Industry	Percentage
Banks	20.1%
Supranational Organizations	15.9%
Foreign Government/Agency — Canada	12.1%
Financial Services	9.1%
Industrial	8.8%
Foreign Government/Agency — Germany	7.2%
Foreign Government/Agency — France	6.0%
U.S. Government Agency	4.8%
Foreign Government/Agency — United Kingdom	3.0%
Foreign Government/Agency — Belgium	2.7%

Country Weightings
(% of portfolio market value)

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2010

	SHARES	VALUE†
COMMON STOCKS — 95.2%
Aerospace & Defense — 2.6%
Alliant Techsystems, Inc.*	975	$60,509
BE Aerospace, Inc.*	2,400	61,032
Boeing Co.	20,500	1,286,375
Cubic Corp.(a)	500	18,190
Curtiss-Wright Corp.(a)	1,576	45,767
DigitalGlobe, Inc.(a)*	1,200	31,560
DynCorp International, Inc., Class A*	1,500	26,280
Esterline Technologies Corp.*	900	42,705
General Dynamics Corp.	11,100	650,016
Goodrich Corp.	3,600	238,500
HEICO Corp.	300	10,776
HEICO Corp., Class A	500	13,475
Hexcel Corp.(a)*	3,100	48,081
Honeywell International, Inc.	20,700	807,921
ITT Corp.	5,300	238,076
L-3 Communications Holdings, Inc.	3,400	240,856
Lockheed Martin Corp.	10,900	812,050
Moog, Inc., Class A*	1,500	48,345
Northrop Grumman Corp.	9,144	497,799
Orbital Sciences Corp.*	2,300	36,271
Precision Castparts Corp.(a)	4,024	414,150
Raytheon Co.	11,000	532,290
Rockwell Collins, Inc.	4,600	244,398
Spirit Aerosystems Holdings, Inc.*	2,700	51,462
Teledyne Technologies, Inc.*	1,300	50,154
TransDigm Group, Inc.	1,300	66,339
Triumph Group, Inc.	200	13,326
United Technologies Corp.	25,940	1,683,765
		8,270,468
Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*	500	23,750
CH Robinson Worldwide, Inc.	4,700	261,602
Expeditors International of
Washington, Inc.	6,500	224,315
FedEx Corp.	8,100	567,891
Forward Air Corp.(a)	450	12,263
HUB Group, Inc., Class A*	900	27,009
United Parcel Service, Inc., Class B	19,400	1,103,666
UTi Worldwide, Inc.	2,400	29,712
		2,250,208
Airlines — 0.3%
Alaska Air Group, Inc.*	1,700	76,415
Allegiant Travel Co.	600	25,614
AMR Corp.(a)*	9,200	62,376
Continental Airlines, Inc.(a)*	3,100	68,200
Delta Air Lines, Inc.*	19,300	226,775
JetBlue Airways Corp.(a)*	7,550	41,450
Southwest Airlines Co.	21,700	241,087
UAL Corp.(a)*	3,700	76,072
US Airways Group, Inc.*	4,500	38,745
		856,734
Auto Components — 0.3%
ArvinMeritor, Inc.(a)*	1,300	17,030
BorgWarner, Inc.*	3,400	126,956
Cooper Tire & Rubber Co.	1,700	33,150
Dana Holding Corp.*	1,800	18,000
Federal Mogul Corp.*	1,600	20,832
Gentex Corp.	3,900	70,122
Johnson Controls, Inc.	17,700	475,599
Tenneco, Inc.*	1,600	33,696
The Goodyear Tire &
Rubber Co.(a)*	6,400	63,616
TRW Automotive Holdings
Corp.(a)*	3,700	102,009
WABCO Holdings, Inc.*	1,599	50,337
		1,011,347
Automobiles — 0.3%
Ford Motor Co.(a)*	92,540	932,803
Harley-Davidson, Inc.	5,200	115,596
Thor Industries, Inc.	1,600	38,000
		1,086,399
Beverages — 2.3%
Boston Beer Co., Inc., Class A*	300	20,235
Brown-Forman Corp., Class B	2,500	143,075
Central European Distribution Corp.*	1,400	29,932
Coca-Cola Co.	65,500	3,282,860
Coca-Cola Enterprises, Inc.	15,100	390,486
Constellation Brands, Inc., Class A*	5,600	87,472
Dr Pepper Snapple Group, Inc.	6,100	228,079
Hansen Natural Corp.*	2,600	101,686
Molson Coors Brewing Co., Class B	4,600	194,856
PepsiCo Inc.	46,851	2,855,568
		7,334,249
Biotechnology — 1.6%
Abraxis Bioscience, Inc.(a)*	1,066	79,097
Acorda Therapeutics, Inc.(a)*	800	24,888
Alexion Pharmaceuticals, Inc.*	2,800	143,332
Alkermes, Inc.*	3,279	40,824
Amgen, Inc.*	28,822	1,516,037
Amylin Pharmaceuticals, Inc.*	3,800	71,440
Biogen Idec, Inc.*	7,870	373,432
BioMarin Pharmaceutical, Inc.(a)*	3,200	60,672
Celgene Corp.*	12,804	650,699
Cephalon, Inc.(a)*	2,200	124,850
Cubist Pharmaceuticals, Inc.(a)*	2,100	43,260
Dendreon Corp.*	4,300	139,019
Genzyme Corp.*	8,000	406,160
Gilead Sciences, Inc.*	25,400	870,712
Human Genome Sciences, Inc.(a)*	2,300	52,118
Incyte Corp., Ltd.(a)*	2,400	26,568
Isis Pharmaceuticals, Inc.(a)*	2,900	27,753
Myriad Genetics, Inc.*	3,180	47,541
Myriad Pharmaceuticals, Inc.(a)*	800	3,008
Onyx Pharmaceuticals, Inc.*	1,900	41,021
Regeneron Pharmaceuticals, Inc.(a)*	2,300	51,336

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Seattle Genetics, Inc.(a)*	1,800	$21,582
Theravance, Inc.(a)*	1,400	17,598
United Therapeutics Corp.(a)*	1,900	92,739
Vertex Pharmaceuticals, Inc.*	3,200	105,280
		5,030,966
Building Products — 0.1%
American Woodmark Corp.	200	3,420
Armstrong World Industries, Inc.(a)*	1,400	42,252
Griffon Corp.(a)*	653	7,222
Lennox International, Inc.	1,700	70,669
Masco Corp.(a)	9,000	96,840
Owens Corning(a)*	2,988	89,371
Quanex Building Products Corp.	1,450	25,071
Simpson Manufacturing Co., Inc.	1,400	34,370
Universal Forest Products, Inc.	200	6,062
USG Corp.(a)*	2,500	30,200
		405,477
Capital Markets — 2.3%
Affiliated Managers Group, Inc.(a)*	1,100	66,847
American Capital Ltd.*	8,700	41,934
Ameriprise Financial, Inc.	6,940	250,742
Bank of New York Mellon Corp.	32,950	813,536
BlackRock, Inc.	1,900	272,460
Charles Schwab Corp.	32,600	462,268
Cohen & Steers, Inc.(a)	1,500	31,110
Eaton Vance Corp.(a)	3,600	99,396
Evercore Partners, Inc., Class A(a)	400	9,340
Federated Investors, Inc., Class B	3,100	64,201
Franklin Resources, Inc.	6,700	577,473
GFI Group, Inc.(a)	1,700	9,486
Greenhill & Co., Inc.	900	55,017
Invesco Ltd.(a)	11,200	188,496
Investment Technology Group, Inc.*	1,500	24,090
Janus Capital Group, Inc.(a)	4,300	38,184
Jefferies Group, Inc.	4,400	92,752
KBW, Inc.*	800	17,152
Knight Capital Group, Inc.,
Class A(a)*	3,100	42,749
Legg Mason, Inc.	4,200	117,726
MF Global Holdings Ltd.*	1,700	9,707
Morgan Stanley	38,000	881,980
Northern Trust Corp.	6,400	298,880
optionsXpress Holdings, Inc.(a)*	2,000	31,480
Raymond James Financial, Inc.(a)	3,900	96,291
SEI Investments Co.	5,400	109,944
State Street Corp.	13,840	468,069
Stifel Financial Corp.*	800	34,712
T Rowe Price Group, Inc.	7,400	328,486
TD Ameritrade Holding Corp.(a)*	16,378	250,583
The Goldman Sachs Group, Inc.	12,500	1,640,875
Waddell & Reed Financial, Inc.,
Class A	2,717	59,448
		7,485,414
Chemicals — 2.0%
A. Schulman, Inc.(a)	200	3,792
Air Products & Chemicals, Inc.	6,100	395,341
Airgas, Inc.(a)	2,500	155,500
Albemarle Corp.	2,600	103,246
Arch Chemicals, Inc.	700	21,518
Ashland, Inc.	1,682	78,078
Cabot Corp.	1,800	43,398
Calgon Carbon Corp.(a)*	1,500	19,860
Celanese Corp., Series A	4,400	109,604
CF Industries Holdings, Inc.	1,624	103,043
Cytec Industries, Inc.	1,600	63,984
Dow Chemical Co.	29,900	709,228
Eastman Chemical Co.(a)	2,300	122,728
Ecolab, Inc.	6,700	300,897
EI Du Pont de Nemours & Co.	24,700	854,373
FMC Corp.	2,200	126,346
H.B. Fuller Co.(a)	1,500	28,485
Huntsman Corp.(a)	5,900	51,153
International Flavors &
Fragrances, Inc.	2,400	101,808
Intrepid Potash, Inc.*	1,600	31,312
Kronos Worldwide, Inc.(a)*	1,422	27,729
Lubrizol Corp.(a)	2,000	160,620
Minerals Technologies, Inc.	600	28,524
Monsanto Co.	15,734	727,226
Nalco Holding Co.	3,490	71,405
NewMarket Corp.	400	34,928
NL Industries, Inc.(a)	320	1,952
Olin Corp.(a)	2,100	37,989
OM Group, Inc.*	400	9,544
PolyOne Corp.*	1,400	11,788
PPG Industries, Inc.	4,800	289,968
Praxair, Inc.	9,100	691,509
Rockwood Holdings, Inc.*	2,100	47,649
RPM International, Inc.	4,400	78,496
Sensient Technologies Corp.	1,800	46,674
Sigma-Aldrich Corp.	3,500	174,405
Solutia, Inc.(a)*	2,600	34,060
The Mosaic Co.	10,700	417,086
The Scotts Miracle-Gro Co., Class A	2,200	97,702
Valhi, Inc.(a)	3,660	45,164
Valspar Corp.	3,200	96,384
W.R. Grace & Co.*	2,044	43,006
Westlake Chemical Corp.	2,100	38,997
		6,636,499
Commercial Banks — 3.0%
Associated Banc-Corp(a)	3,819	46,821
Bancorpsouth, Inc.(a)	2,700	48,276
Bank of Hawaii Corp.(a)	1,600	77,360
BB&T Corp.(a)	19,111	502,810
BOK Financial Corp.	2,242	106,428
CapitalSource, Inc.(a)	8,300	39,508
Cathay General Bancorp	1,300	13,429
Chemical Financial Corp.(a)	315	6,861
City National Corp.(a)	1,300	66,599
Comerica, Inc.(a)	4,500	165,735

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Commerce Bancshares, Inc.	2,435	$87,636
Community Bank System, Inc.(a)	400	8,812
Cullen/Frost Bankers, Inc.	2,000	102,800
CVB Financial Corp.	2,416	22,952
East West Bancorp, Inc.(a)	1,300	19,825
Fifth Third Bancorp	21,607	265,550
First Financial Bancorp	630	9,419
First Financial Bankshares, Inc.	600	28,854
First Horizon National Corp.(a)*	3,287	37,634
First Midwest Bancorp, Inc.	1,000	12,160
FirstMerit Corp.(a)	3,043	52,127
FNB Corp.(a)	1,851	14,864
Fulton Financial Corp.(a)	6,667	64,337
Glacier Bancorp, Inc.(a)	1,875	27,506
Hancock Holding Co.(a)	800	26,688
Huntington Bancshares, Inc.	18,292	101,338
Iberiabank Corp.	700	36,036
International Bancshares Corp.(a)	2,350	39,221
Investors Bancorp, Inc.(a)*	3,600	47,232
KeyCorp.	22,400	172,256
M&T Bank Corp.	3,268	277,617
Marshall & Ilsley Corp.	13,509	96,995
MB Financial, Inc.(a)	1,350	24,826
National Penn Bancshares, Inc.(a)	2,100	12,621
Old National Bancorp(a)	2,307	23,901
Park National Corp.	400	26,016
PNC Financial Services Group, Inc.	14,505	819,532
Popular, Inc.*	16,400	43,952
PrivateBancorp, Inc.(a)	1,100	12,188
Prosperity Bancshares, Inc.	1,500	52,125
Regions Financial Corp.	29,928	196,926
S&T Bancorp, Inc.(a)	415	8,200
Signature Bank*	1,100	41,811
SunTrust Banks, Inc.	13,626	317,486
Susquehanna Bancshares, Inc.(a)	1,900	15,827
SVB Financial Group(a)*	500	20,615
Synovus Financial Corp.	13,000	33,020
TCF Financial Corp.(a)	4,000	66,440
Trustmark Corp.(a)	1,900	39,558
UMB Financial Corp.(a)	1,100	39,116
Umpqua Holdings Corp.(a)	1,900	21,812
United Bankshares, Inc.	1,500	35,910
US Bancorp	52,715	1,178,180
Valley National Bancorp	5,426	73,902
Webster Financial Corp.(a)	1,710	30,677
Wells Fargo & Co.	143,159	3,664,870
WesBanco, Inc.	100	1,685
Westamerica Bancorporation	1,000	52,520
Whitney Holding Corp.(a)	1,425	13,181
Wilmington Trust Corp.	2,300	25,507
Wintrust Financial Corp.(a)	800	26,672
Zions Bancorporation	4,107	88,588
		9,633,350
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.(a)	1,800	37,710
Avery Dennison Corp.(a)	2,900	93,177
Cintas Corp.	4,600	110,262
Clean Harbors, Inc.*	600	39,846
Consolidated Graphics, Inc.*	200	8,648
Copart, Inc.*	2,350	84,154
Corrections Corp. of America*	3,000	57,240
Covanta Holding Corp.(a)*	5,290	87,761
Deluxe Corp.	1,100	20,625
EnergySolutions, Inc.	500	2,545
Healthcare Services Group, Inc.(a)	1,197	22,683
Herman Miller, Inc.(a)	1,600	30,192
HNI Corp.	1,600	44,144
Interface, Inc., Class A	1,600	17,184
Iron Mountain, Inc.	6,375	143,183
Mine Safety Appliances Co.(a)	1,100	27,258
Pitney Bowes, Inc.(a)	5,600	122,976
R.R. Donnelley & Sons Co.	5,200	85,124
Republic Services, Inc.	9,885	293,881
Rollins, Inc.(a)	2,725	56,380
Steelcase, Inc., Class A(a)	2,200	17,050
Stericycle, Inc.(a)*	2,400	157,392
Tetra Tech, Inc.*	1,800	35,298
The Brink’s Co.	1,200	22,836
The Geo Group, Inc.(a)*	800	16,600
United Stationers, Inc.(a)*	500	27,235
Viad Corp.(a)	400	7,060
Waste Connections, Inc.*	2,625	91,586
Waste Management, Inc.	14,500	453,705
		2,213,735
Communications Equipment — 2.1%
ADC Telecommunications, Inc.(a)*	562	4,164
Adtran, Inc.(a)	1,700	46,359
Arris Group, Inc.(a)*	3,550	36,175
Aruba Networks, Inc.*	1,400	19,936
Black Box Corp.(a)	300	8,367
Blue Coat Systems, Inc.*	1,100	22,473
Brocade Communications
Systems, Inc.*	10,225	52,761
Ciena Corp.*	2,000	25,360
Cisco Systems, Inc.*	157,321	3,352,511
CommScope, Inc.*	1,998	47,492
DG FastChannel, Inc.*	600	19,548
EchoStar Corp., Class A(a)*	1,380	26,330
Emulex Corp.*	1,800	16,524
F5 Networks, Inc.*	2,400	164,568
Finisar Corp.(a)*	1,000	14,900
Harris Corp.	3,700	154,105
Infinera Corp.(a)*	900	5,787
InterDigital, Inc.*	1,600	39,504
JDS Uniphase Corp.(a)*	5,800	57,072
Juniper Networks, Inc.*	14,206	324,181
Loral Space & Communications, Inc.*	600	25,632
Motorola, Inc.*	63,700	415,324

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Netgear, Inc.(a)*	600	$10,704
Palm, Inc.*	3,400	19,346
Plantronics, Inc.	1,300	37,180
Polycom, Inc.*	1,900	56,601
QUALCOMM, Inc.	45,884	1,506,831
Riverbed Technology, Inc.(a)*	1,600	44,192
Tekelec(a)*	2,000	26,480
Tellabs, Inc.	10,354	66,162
Viasat, Inc.(a)*	1,100	35,816
		6,682,385
Computers & Peripherals — 5.1%
ADPT Corp.*	1,100	3,179
Apple, Inc.*	25,100	6,313,403
Dell, Inc.*	49,100	592,146
Diebold, Inc.	2,100	57,225
Electronics for Imaging, Inc.(a)*	100	975
EMC Corp.*	55,633	1,018,084
Hewlett-Packard Co.	67,483	2,920,664
International Business
Machines Corp.	36,600	4,519,368
Lexmark International, Inc., Class A*	1,900	62,757
NCR Corp.*	5,400	65,448
NetApp, Inc.(a)*	8,600	320,866
QLogic Corp.*	3,300	54,846
SanDisk Corp.*	6,100	256,627
Seagate Technology*	9,800	127,792
Synaptics, Inc.(a)*	950	26,125
Teradata Corp.*	4,700	143,256
Western Digital Corp.*	6,300	190,008
		16,672,769
Construction & Engineering — 0.3%
Aecom Technology Corp.*	2,900	66,874
EMCOR Group, Inc.*	1,200	27,804
Fluor Corp.(a)	4,900	208,250
Granite Construction, Inc.(a)	500	11,790
Insituform Technologies, Inc.,
Class A(a)*	1,000	20,480
Jacobs Engineering Group, Inc.*	3,800	138,472
KBR, Inc.	4,676	95,110
MasTec, Inc.(a)*	2,200	20,680
Quanta Services, Inc.(a)*	5,834	120,472
The Shaw Group, Inc.*	2,400	82,128
Tutor Perini Corp.(a)*	710	11,701
URS Corp.*	2,200	86,570
		890,331
Construction Materials — 0.1%
Eagle Materials, Inc.	1,593	41,306
Martin Marietta Materials, Inc.(a)	1,200	101,772
Texas Industries, Inc.	600	17,724
Vulcan Materials Co.	3,291	144,245
		305,047
Consumer Finance — 0.7%
American Express Co.	32,700	1,298,190
AmeriCredit Corp.*	3,500	63,770
Capital One Financial Corp.	12,465	502,339
Cash America International, Inc.(a)	700	23,989
Credit Acceptance Corp.*	400	19,508
Discover Financial Services	13,700	191,526
Ezcorp, Inc., Class A*	700	12,985
Nelnet, Inc., Class A	1,000	19,280
SLM Corp.(a)*	12,300	127,797
The Student Loan Corp.(a)	400	9,632
		2,269,016
Containers & Packaging — 0.4%
Aptargroup, Inc.	2,100	79,422
Ball Corp.	2,600	137,358
Bemis Co., Inc.	3,200	86,400
Crown Holdings, Inc.*	4,700	117,688
Graphic Packaging Holding Co.(a)*	7,916	24,935
Greif, Inc., Class A	600	33,324
Owens-Illinois, Inc.*	5,000	132,250
Packaging Corp. of America	3,500	77,070
Pactiv Corp.*	3,900	108,615
Rock-Tenn Co., Class A	1,100	54,637
Sealed Air Corp.	3,800	74,936
Silgan Holdings, Inc.	2,400	68,112
Sonoco Products Co.	2,400	73,152
Temple-Inland, Inc.	3,200	66,144
		1,134,043
Distributors — 0.1%
Genuine Parts Co.(a)	5,000	197,250
LKQ Corp.*	3,900	75,192
		272,442
Diversified Consumer Services — 0.3%
American Public Education, Inc.*	500	21,850
Apollo Group, Inc., Class A(a)*	4,350	184,745
Bridgepoint Education, Inc.*	1,500	23,715
Capella Education Co.*	500	40,675
Career Education Corp.(a)*	2,500	57,550
Coinstar, Inc.*	1,000	42,970
Corinthian Colleges, Inc.(a)*	3,100	30,535
DeVry, Inc.(a)	2,100	110,229
Grand Canyon Education, Inc.(a)*	1,300	30,459
H&R Block, Inc.(a)	9,700	152,193
Hillenbrand, Inc.	1,500	32,085
ITT Educational Services, Inc.*	1,100	91,322
Matthews International Corp.,
Class A(a)	700	20,496
Regis Corp.	1,100	17,127
Service Corp. International(a)	7,500	55,500
Sotheby’s, Class A	2,300	52,601
Spectrum Group Intl, Inc.*	498	911
Strayer Education, Inc.(a)	400	83,156
Weight Watchers International, Inc.(a)	2,500	64,225
		1,112,344

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Financial Services — 3.6%
Bank of America Corp.	276,550	$3,974,023
CIT Group, Inc.*	315	10,666
Citigroup, Inc.*	599,030	2,252,353
CME Group, Inc.	1,900	534,945
IntercontinentalExchange, Inc.*	2,100	237,363
J.P. Morgan Chase & Co.	107,008	3,917,563
Leucadia National Corp.*	7,200	140,472
Moody’s Corp.(a)	6,200	123,504
MSCI, Inc., Class A*	1,862	51,019
NYSE Euronext	6,700	185,121
PHH Corp.(a)*	1,567	29,836
Portfolio Recovery Associates, Inc.*	500	33,390
The NASDAQ OMX Group, Inc.(a)*	6,000	106,680
		11,596,935
Diversified Telecommunication Services — 2.1%
AboveNet, Inc.*	700	33,026
AT&T, Inc.	151,543	3,665,825
CenturyTel, Inc.(a)	8,888	296,059
Frontier Communications Corp.(a)	8,000	56,880
Qwest Communications
International, Inc.(a)	46,600	244,650
tw telecom, Inc.(a)*	4,600	76,728
Verizon Communications, Inc.	81,652	2,287,889
Windstream Corp.(a)	14,226	150,227
		6,811,284
Electric Utilities — 1.8%
Allegheny Energy, Inc.	5,400	111,672
Allete, Inc.	1,000	34,240
American Electric Power Co., Inc.	13,400	432,820
Cleco Corp.	2,000	52,820
DPL, Inc.	3,300	78,870
Duke Energy Corp.	37,956	607,296
Edison International	9,700	307,684
El Paso Electric Co.*	1,200	23,220
Empire District Electric Co.	1,100	20,647
Entergy Corp.	5,700	408,234
Exelon Corp.	18,200	691,054
FirstEnergy Corp.(a)	8,500	299,455
Great Plains Energy, Inc.	3,484	59,298
Hawaiian Electric Industries, Inc.(a)	2,800	63,784
IDACORP, Inc.(a)	1,000	33,270
ITC Holdings Corp.(a)	1,300	68,783
MGE Energy, Inc.(a)	700	25,228
NextEra Energy, Inc.(a)	12,400	604,624
Northeast Utilities	4,900	124,852
NV Energy, Inc.	7,100	83,851
Pepco Holdings, Inc.(a)	6,200	97,216
Pinnacle West Capital Corp.(a)	3,200	116,352
PNM Resources, Inc.(a)	2,100	23,478
Portland General Electric Co.(a)	2,100	38,493
PPL Corp.(a)	11,100	276,945
Progress Energy, Inc.(a)	8,700	341,214
Southern Co.	23,700	788,736
UIL Holdings Corp.	333	8,335
Unisource Energy Corp.(a)	600	18,108
Westar Energy, Inc.	3,700	79,957
		5,920,536
Electrical Equipment — 0.8%
A.O. Smith Corp.	700	33,733
Acuity Brands, Inc.(a)	1,000	36,380
American Superconductor Corp.(a)*	1,200	32,028
AMETEK, Inc.	3,050	122,457
Baldor Electric Co.(a)	1,700	61,336
Belden, Inc.(a)	1,500	33,000
Brady Corp., Class A(a)	1,600	39,872
Cooper Industries PLC	4,500	198,000
Emerson Electric Co.	21,400	934,966
EnerSys(a)*	1,800	38,466
First Solar, Inc.(a)*	2,200	250,426
General Cable Corp.*	1,400	37,310
GrafTech International Ltd.(a)*	3,700	54,094
GT Solar International, Inc.*	3,800	21,280
Hubbell, Inc., Class B	1,700	67,473
II-VI, Inc.*	1,100	32,593
Polypore International, Inc.*	1,200	27,288
Regal-Beloit Corp.	900	50,202
Rockwell Automation, Inc.(a)	4,300	211,087
Roper Industries, Inc.(a)	2,800	156,688
SunPower Corp., Class B*	1,127	12,172
Thomas & Betts Corp.(a)*	1,300	45,110
Vicor Corp.(a)*	200	2,498
Woodward Governor Co.	2,000	51,060
		2,549,519
Electronic Equipment, Instruments & Components — 0.7%
Agilent Technologies, Inc.*	9,500	270,085
Amphenol Corp., Class A(a)	5,000	196,400
Anixter International, Inc.(a)*	1,100	46,860
Arrow Electronics, Inc.*	3,600	80,460
Avnet, Inc.*	4,722	113,847
AVX Corp.	4,800	61,536
Benchmark Electronics, Inc.*	1,050	16,643
Cogent, Inc.(a)*	1,800	16,218
Coherent, Inc.*	400	13,720
Corning, Inc.	44,460	718,029
Daktronics, Inc.	100	750
Dolby Laboratories, Inc.*	1,500	94,035
FLIR Systems, Inc.*	4,100	119,269
Ingram Micro, Inc., Class A*	6,300	95,697
Itron, Inc.*	1,000	61,820
Jabil Circuit, Inc.	5,800	77,140
Littelfuse, Inc.*	400	12,644
Molex, Inc., Class A(a)	2,400	43,776
Molex, Inc.	2,000	30,900
National Instruments Corp.	2,350	74,683
Plexus Corp.(a)*	800	21,392
Sanmina-SCI Corp.(a)*	2,100	28,581
Scansource, Inc.(a)*	200	4,986
Tech Data Corp.*	1,300	46,306
See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Trimble Navigation Ltd.*	3,900	$109,200
TTM Technologies, Inc.*	1,400	13,300
Vishay Intertechnology, Inc.*	4,830	37,384
		2,405,661
Energy Equipment & Services — 1.6%
Atwood Oceanics, Inc.*	1,800	45,936
Baker Hughes, Inc.	9,402	390,841
Bristow Group, Inc.*	900	26,460
Cameron International Corp.*	6,300	204,876
CARBO Ceramics, Inc.	800	57,752
Complete Production Services, Inc.*	3,000	42,900
Diamond Offshore Drilling, Inc.(a)	4,100	254,979
Dresser-Rand Group, Inc.*	2,600	82,030
Dril-Quip, Inc.(a)*	1,200	52,824
Exterran Holdings, Inc.(a)*	1,502	38,767
FMC Technologies, Inc.*	3,500	184,310
Global Industries Ltd.(a)*	2,500	11,225
Halliburton Co.	25,240	619,642
Helix Energy Solutions Group, Inc.*	2,601	28,013
Helmerich & Payne, Inc.(a)	3,200	116,864
Key Energy Services, Inc.(a)*	2,900	26,622
Lufkin Industries, Inc.	800	31,192
Nabors Industries Ltd.*	6,800	119,816
National Oilwell Varco, Inc.	11,410	377,329
Newpark Resources(a)*	2,600	15,730
Oceaneering International, Inc.*	1,600	71,840
Oil States International, Inc.*	1,600	63,328
Patterson-UTI Energy, Inc.	4,300	55,341
Pride International, Inc.*	5,100	113,934
Rowan Cos, Inc.*	3,600	78,984
RPC, Inc.(a)	2,925	39,926
Schlumberger Ltd.(a)	29,200	1,615,928
SEACOR Holdings, Inc.(a)*	700	49,462
Seahawk Drilling, Inc.(a)*	346	3,363
Smith International, Inc.	6,424	241,863
Superior Energy Services, Inc.*	2,700	50,409
Tetra Technologies, Inc.*	1,900	17,252
Tidewater, Inc.	1,400	54,208
Unit Corp.*	1,300	52,767
		5,236,713
Food & Staples Retailing — 2.8%
BJ’s Wholesale Club, Inc.(a)*	1,900	70,319
Casey’s General Stores, Inc.	1,300	45,370
Costco Wholesale Corp.	12,300	674,409
CVS Caremark Corp.	38,379	1,125,272
Kroger Co.	19,700	387,893
Ruddick Corp.(a)	1,900	58,881
Safeway, Inc.	11,600	228,056
SUPERVALU, Inc.	5,075	55,013
Sysco Corp.	15,600	445,692
United Natural Foods, Inc.(a)*	1,600	47,808
Wal-Mart Stores, Inc.	105,600	5,076,192
Walgreen Co.	27,100	723,570
Weis Markets, Inc.(a)	900	29,619
Whole Foods Market, Inc.(a)*	4,000	144,080
		9,112,174
Food Products — 2.0%
American Italian Pasta Co., Class A*	313	16,548
Archer-Daniels-Midland Co.	19,277	497,732
Bunge Ltd.	3,200	157,408
Campbell Soup Co.(a)	9,900	354,717
Chiquita Brands International, Inc.*	500	6,075
ConAgra Foods, Inc.	13,200	307,824
Corn Products International, Inc.	2,100	63,630
Dean Foods Co.*	5,184	52,203
Del Monte Foods Co.	4,588	66,021
Diamond Foods, Inc.(a)	600	24,660
Flowers Foods, Inc.	2,737	66,865
Fresh Del Monte Produce, Inc.*	500	10,120
General Mills, Inc.	19,300	685,536
Green Mountain Coffee
Roasters, Inc.*	2,200	56,540
Hain Celestial Group, Inc.(a)*	1,400	28,238
HJ Heinz Co.	8,800	380,336
Hormel Foods Corp.	3,900	157,872
Kellogg Co.(a)	10,800	543,240
Kraft Foods, Inc., Class A	52,371	1,466,388
Lancaster Colony Corp.(a)	800	42,688
McCormick & Co., Inc.	3,500	132,860
Mead Johnson Nutrition Co.	5,700	285,684
Pilgrims Pride Corp.(a)*	5,600	36,792
Ralcorp Holdings, Inc.*	1,800	98,640
Sanderson Farms, Inc.(a)	400	20,296
Sara Lee Corp.	18,700	263,670
Smithfield Foods, Inc.(a)*	4,200	62,580
The Hershey Co.(a)	6,300	301,959
The J.M. Smucker Co.	3,029	182,406
Tootsie Roll Industries, Inc.(a)	1,053	24,904
TreeHouse Foods, Inc.(a)*	816	37,259
Tyson Foods, Inc., Class A	7,302	119,680
		6,551,371
Gas Utilities — 0.4%
AGL Resources, Inc.	2,100	75,222
Atmos Energy Corp.	3,400	91,936
Energen Corp.	2,100	93,093
EQT Corp.	3,900	140,946
National Fuel Gas Co.	2,500	114,700
New Jersey Resources Corp.(a)	1,450	51,040
Nicor, Inc.	1,500	60,750
Northwest Natural Gas Co.(a)	1,000	43,570
Oneok, Inc.(a)	3,300	142,725
Piedmont Natural Gas Co., Inc.	2,300	58,190
Questar Corp.	5,200	236,548
South Jersey Industries, Inc.(a)	800	34,368
Southwest Gas Corp.	1,500	44,250
UGI Corp.	3,010	76,574
WGL Holdings, Inc.	1,400	47,642
		1,311,554

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 2.0%
Align Technology, Inc.*	1,300	$19,331
American Medical Systems Holdings, Inc.(a)*	2,100	46,452
Baxter International, Inc.	17,500	711,200
Beckman Coulter, Inc.	2,000	120,580
Becton Dickinson and Co.	6,600	446,292
Boston Scientific Corp.*	33,795	196,011
CareFusion Corp.*	4,600	104,420
Conmed Corp.(a)*	500	9,315
CR Bard, Inc.(a)	2,900	224,837
DENTSPLY International, Inc.(a)	4,334	129,630
Edwards Lifesciences Corp.(a)*	3,200	179,264
ev3, Inc.*	2,200	49,302
Gen-Probe, Inc.*	1,200	54,504
Haemonetics Corp.(a)*	500	26,760
Hill-Rom Holdings, Inc.(a)	2,300	69,989
Hologic, Inc.*	6,896	96,061
Hospira, Inc.*	4,120	236,694
Idexx Laboratories, Inc.(a)*	1,600	97,440
Immucor, Inc.(a)*	2,175	41,434
Integra LifeSciences Holdings Corp.*	800	29,600
Intuitive Surgical, Inc.(a)*	1,100	347,182
Inverness Medical Innovations, Inc.(a)*	2,200	58,652
Kinetic Concepts, Inc.(a)*	1,700	62,067
Masimo Corp.(a)	1,400	33,334
Medtronic, Inc.	30,900	1,120,743
NuVasive, Inc.(a)*	1,200	42,552
ResMed, Inc.(a)*	2,300	139,863
Sirona Dental Systems, Inc.*	1,000	34,840
St. Jude Medical, Inc.*	9,800	353,682
STERIS Corp.	1,600	49,728
Stryker Corp.	11,100	555,666
Symmetry Medical, Inc.*	200	2,108
Teleflex, Inc.	900	48,852
The Cooper Cos., Inc.(a)	1,046	41,620
Thoratec Corp.(a)*	2,100	89,733
Varian Medical Systems, Inc.(a)*	3,600	188,208
Volcano Corp.(a)*	1,200	26,184
West Pharmaceutical Services, Inc.	800	29,192
Wright Medical Group, Inc.*	400	6,644
Zimmer Holdings, Inc.*	6,080	328,624
		6,448,590
Health Care Providers & Services — 2.2%
Aetna, Inc.	11,300	298,094
Amedisys, Inc.(a)*	1,100	48,367
AMERIGROUP Corp.(a)*	2,200	71,456
AmerisourceBergen Corp.	8,036	255,143
Amsurg Corp.(a)*	300	5,346
Brookdale Senior Living, Inc.(a)*	3,500	52,500
Cardinal Health, Inc.	9,200	309,212
Catalyst Health Solutions, Inc.*	1,300	44,850
Centene Corp.(a)*	1,800	38,700
Chemed Corp.	400	21,856
CIGNA Corp.	7,000	217,420
Community Health Systems, Inc.*	2,200	74,382
Coventry Health Care, Inc.*	4,550	80,444
DaVita, Inc.*	3,200	199,808
Express Scripts, Inc.*	14,500	681,790
Health Management Associates, Inc., Class A(a)*	6,472	50,287
Health Net, Inc.*	2,200	53,614
Healthsouth Corp.(a)*	2,658	49,731
Healthspring, Inc.(a)*	800	12,408
Healthways, Inc.*	500	5,960
Henry Schein, Inc.(a)*	2,700	148,230
HMS Holdings Corp.*	800	43,376
Humana, Inc.*	5,100	232,917
inVentiv Health, Inc.(a)*	1,000	25,600
Kindred Healthcare, Inc.*	700	8,988
Laboratory Corp. of America Holdings(a)*	3,100	233,585
LifePoint Hospitals, Inc.*	1,533	48,136
Lincare Holdings, Inc.*	3,150	102,407
Magellan Health Services, Inc.*	1,300	47,216
McKesson Corp.	7,500	503,700
Medco Health Solutions, Inc.*	12,638	696,101
Mednax, Inc.*	1,400	77,854
Molina Healthcare, Inc.(a)*	1,000	28,800
Odyssey HealthCare, Inc.*	400	10,688
Omnicare, Inc.	4,100	97,170
Owens & Minor, Inc.(a)	1,650	46,827
Patterson Cos, Inc.	3,600	102,708
PSS World Medical, Inc.(a)*	2,100	44,415
Psychiatric Solutions, Inc.*	1,700	55,624
Quest Diagnostics, Inc.	5,400	268,758
Tenet Healthcare Corp.(a)*	12,500	54,250
UnitedHealth Group, Inc.	31,435	892,754
Universal American Corp.(a)*	652	9,389
Universal Health Services, Inc.	2,600	99,190
VCA Antech, Inc.*	2,600	64,376
WellCare Health Plans, Inc.*	500	11,870
WellPoint, Inc.*	12,792	625,913
		7,152,210
Health Care Technology — 0.1%
Allscripts-Misys Healthcare Solutions, Inc.*	4,200	67,620
Athenahealth, Inc.(a)*	900	23,517
Cerner Corp.(a)*	2,400	182,136
Eclipsys Corp.*	1,500	26,760
MedAssets, Inc.(a)*	1,300	30,004
Quality Systems, Inc.(a)	900	52,191
		382,228
Hotels, Restaurants & Leisure — 1.9%
Ameristar Casinos, Inc.	1,800	27,108
Bally Technologies, Inc.(a)*	1,600	51,824
Bob Evans Farms, Inc.(a)	700	17,234
Boyd Gaming Corp.(a)*	3,400	28,866
Brinker International, Inc.	2,650	38,319

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Burger King Holdings, Inc.	3,100	$52,204
Carnival Corp.	16,300	492,912
CEC Entertainment, Inc.(a)*	600	21,156
Chipotle Mexican Grill, Inc.(a)*	400	54,724
Choice Hotels International, Inc.(a)	1,700	51,357
Cracker Barrel Old Country Store, Inc.	500	23,280
Darden Restaurants, Inc.(a)	4,100	159,285
DineEquity, Inc.*	400	11,168
Domino’s Pizza, Inc.(a)*	1,000	11,300
Gaylord Entertainment Co.*	700	15,463
International Game Technology(a)	8,500	133,450
International Speedway Corp., Class A	500	12,880
Interval Leisure Group, Inc.*	1,000	12,450
Jack in the Box, Inc.(a)*	1,800	35,010
Las Vegas Sands Corp.(a)*	17,600	389,664
Life Time Fitness, Inc.*	1,300	41,327
Marriott International, Inc., Class A(a)	10,110	302,693
McDonald’s Corp.	31,700	2,088,079
MGM Mirage(a)*	11,400	109,896
Orient-Express Hotels Ltd.*	1,100	8,140
P.F. Chang’s China Bistro, Inc.	700	27,755
Panera Bread Co., Class A*	700	52,703
Papa John’s International, Inc.(a)*	100	2,312
Penn National Gaming, Inc.*	2,700	62,370
Royal Caribbean Cruises Ltd.*	5,600	127,512
Scientific Games Corp., Class A*	3,100	28,520
Starbucks Corp.	17,400	422,820
Starwood Hotels & Resorts Worldwide, Inc.	5,000	207,150
Texas Roadhouse, Inc., Class A(a)*	1,354	17,088
The Cheesecake Factory, Inc.(a)*	1,750	38,955
The Marcus Corp.(a)	200	1,892
Vail Resorts, Inc.*	1,000	34,910
Wendy’s/Arby’s Group, Inc., Class A(a)	12,750	51,000
WMS Industries, Inc.*	1,350	52,988
Wyndham Worldwide Corp.	4,660	93,852
Wynn Resorts Ltd.	3,200	244,064
Yum! Brands, Inc.	13,300	519,232
		6,174,912
Household Durables — 0.5%
American Greetings Corp., Class A	900	16,884
DR Horton, Inc.(a)	8,800	86,504
Fortune Brands, Inc.	4,500	176,310
Garmin Ltd.(a)	5,000	145,900
Harman International Industries, Inc.(a)*	1,200	35,868
Jarden Corp.	2,655	71,340
KB Home.	2,200	24,200
Kid Brands, Inc.*	400	2,812
Leggett & Platt, Inc.(a)	4,300	86,258
Lennar Corp., Class A(a)	3,400	47,294
Lennar Corp., Class B(a)	800	9,064
M.D.C. Holdings, Inc.(a)	1,057	28,486
Mohawk Industries, Inc.(a)*	1,843	84,336
Newell Rubbermaid, Inc.(a)	8,200	120,048
NVR, Inc.*	100	65,503
Pulte Homes, Inc.*	9,847	81,533
Snap-On, Inc.	1,600	65,456
Stanley Black & Decker, Inc.(a)	4,622	233,503
Tempur-Pedic International, Inc.(a)*	1,500	46,125
Toll Brothers, Inc.*	4,500	73,620
Tupperware Brands Corp.	1,700	67,745
Whirlpool Corp.	1,867	163,960
		1,732,749
Household Products — 2.2%
Central Garden and Pet Co., Class A(a)*	400	3,588
Church & Dwight Co., Inc.	2,200	137,962
Clorox Co.(a)	4,200	261,072
Colgate-Palmolive Co.	13,800	1,086,888
Energizer Holdings, Inc.*	1,700	85,476
Kimberly-Clark Corp.	12,200	739,686
Procter & Gamble Co.	78,805	4,726,724
Spectrum Brands Holdings, Inc.(a)*	300	7,608
		7,049,004
Independent Power Producers & Energy Traders — 0.2%
Calpine Corp.*	8,894	113,131
Constellation Energy Group, Inc.	4,900	158,025
Mirant Corp.*	3,600	38,016
NRG Energy, Inc.*	7,800	165,438
Ormat Technologies, Inc.	1,200	33,948
Reliant Energy, Inc.*	7,744	29,350
The AES Corp.*	16,800	155,232
		693,140
Industrial Conglomerates — 1.9%
3M Co.	19,600	1,548,204
Carlisle Cos, Inc.	1,200	43,356
General Electric Co.	293,199	4,227,930
McDermott International, Inc.*	5,500	119,130
Textron, Inc.(a)	6,900	117,093
Tyco International Ltd.	1,210	42,628
		6,098,341
Insurance — 3.5%
Aflac, Inc.	13,200	563,244
Allied World Assurance Co., Holdings Ltd.	1,000	45,380
Allstate Corp.	15,100	433,823
American Financial Group, Inc.	3,300	90,156
American National Insurance Co.	700	56,679
Amtrust Financial Services, Inc.(a)	1,389	16,724
AON Corp.(a)	8,300	308,096
Arch Capital Group Ltd.*	1,400	104,300
Argo Group International Holdings Ltd.	648	19,822
Arthur J Gallagher & Co.(a)	3,200	78,016
Aspen Insurance Holdings Ltd.	2,100	51,954

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Assurant, Inc.	3,400	$117,980
Assured Guaranty Ltd.	2,900	38,483
Axis Capital Holdings Ltd.	3,400	101,048
Berkshire Hathaway, Inc., Class B*	20,200	1,609,738
Brown & Brown, Inc.(a)	4,700	89,958
Chubb Corp.	12,325	616,373
Cincinnati Financial Corp.(a)	5,214	134,886
CNA Financial Corp.*	7,300	186,588
CNO Financial Group, Inc.(a)*	6,200	30,690
Delphi Financial Group, Inc., Class S(a)	1,675	40,887
Endurance Specialty Holdings Ltd.	1,200	45,036
Enstar Group Ltd.*	400	26,576
Erie Indemnity Co., Class A	1,400	63,700
Everest Re Group Ltd.	1,400	99,008
FBL Financial Group, Inc., Class A	200	4,200
Fidelity National Title Group, Inc., Class A	7,004	90,982
First American Financial Corp.	3,300	41,844
Flagstone Reinsurance Holdings SA(a)	2,000	21,640
Genworth Financial, Inc., Class A*	12,500	163,375
Greenlight Capital Re Ltd., Class A(a)*	600	15,114
Hanover Insurance Group, Inc.(a)	1,100	47,850
Harleysville Group, Inc.(a)	600	18,618
Hartford Financial Services Group, Inc.	12,100	267,773
HCC Insurance Holdings, Inc.	3,800	94,088
Hilltop Holdings, Inc.(a)*	860	8,609
Lincoln National Corp.	8,033	195,122
Loews Corp.	12,900	429,699
Markel Corp.*	100	34,000
Marsh & McLennan Cos, Inc.	14,800	333,740
MBIA, Inc.*	3,900	21,879
Mercury General Corp.	1,800	74,592
MetLife, Inc.	22,237	839,669
Montpelier Re Holdings Ltd.(a)	2,200	32,846
Navigators Group, Inc.(a)*	100	4,113
Old Republic International Corp.(a)	5,500	66,715
OneBeacon Insurance Group Ltd.(a)	300	4,296
PartnerRe Ltd.	2,000	140,280
Platinum Underwriters Holdings Ltd.	1,200	43,548
Principal Financial Group, Inc.	8,200	192,208
ProAssurance Corp.*	1,100	62,436
Protective Life Corp.	2,200	47,058
Prudential Financial, Inc.	12,600	676,116
Reinsurance Group of America, Inc.	2,081	95,122
RenaissanceRe Holdings Ltd.	1,400	78,778
RLI Corp.(a)	500	26,255
Selective Insurance Group(a)	1,000	14,860
StanCorp Financial Group, Inc.(a)	1,400	56,756
State Auto Financial Corp.(a)	1,600	24,816
The Progressive Corp.	19,000	355,680
The Travelers Companies, Inc.	14,441	711,219
Torchmark Corp.(a)	2,400	118,824
Tower Group, Inc.	1,000	21,530
Transatlantic Holdings, Inc.	1,500	71,940
Unitrin, Inc.	1,200	30,720
UnumProvident Corp.	9,580	207,886
Validus Holdings Ltd.	3,167	77,338
White Mountains Insurance Group Ltd.	300	97,260
WR Berkley Corp.	4,705	124,494
XL Group Plc.	8,756	140,184
		11,195,217
Internet & Catalog Retail — 0.6%
Amazon.com, Inc.*	12,600	1,376,676
Expedia, Inc.	3,928	73,768
HSN, Inc.*	1,500	36,000
Liberty Media Corp. - Interactive, Class A*	15,139	158,959
NetFlix, Inc.*	1,800	195,570
Priceline.com, Inc.*	1,300	229,502
		2,070,475
Internet Software & Services — 1.5%
Akamai Technologies, Inc.*	5,154	209,098
AOL, Inc.*	3,127	65,010
Digital River, Inc.*	1,400	33,474
Earthlink, Inc.(a)	4,500	35,820
eBay, Inc.*	33,400	654,974
Equinix, Inc.(a)*	900	73,098
Google, Inc., Class A*	6,200	2,758,690
GSI Commerce, Inc.(a)*	900	25,920
IAC/InterActiveCorp(a)*	2,753	60,483
j2 Global Communications, Inc.(a)*	1,500	32,760
RealNetworks, Inc.(a)*	1,958	6,461
Valueclick, Inc.*	2,000	21,380
VeriSign, Inc.(a)*	5,500	146,025
VistaPrint NV*	1,299	61,690
WebMD Health Corp.*	1,400	65,002
Yahoo!, Inc.*	38,000	525,540
		4,775,425
IT Services — 1.6%
Accenture PLC, Class A	13,500	521,775
Acxiom Corp.*	2,100	30,849
Alliance Data Systems Corp.*	1,500	89,280
Amdocs Ltd.*	5,030	135,056
Automatic Data Processing, Inc.	13,800	555,588
Broadridge Financial Solutions, Inc.	3,975	75,724
CACI International, Inc., Class A*	600	25,488
Cognizant Technology Solutions Corp., Class A*	8,400	420,504
Computer Sciences Corp.	5,400	244,350
Convergys Corp.(a)*	3,200	31,392
CoreLogic, Inc.	3,300	58,278
CSG Systems International, Inc.*	1,100	20,163
Cybersource Corp.*	1,700	43,401
DST Systems, Inc.(a)	1,500	54,210
Euronet Worldwide, Inc.*	200	2,558

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
Fidelity National Information
Services, Inc.	11,398	$305,694
Fiserv, Inc.(a)*	4,650	212,319
Gartner, Inc., Class A(a)*	4,600	106,950
Global Payments, Inc.	2,480	90,619
Hewitt Associates, Inc., Class A*	2,080	71,677
iGate Corp.	1,500	19,230
Lender Processing Services, Inc.	2,639	82,627
Mantech International Corp.,
Class A*	600	25,542
Mastercard, Inc., Class A(a)	2,800	558,684
MAXIMUS, Inc.	400	23,148
NeuStar, Inc., Class A*	1,900	39,178
Paychex, Inc.	10,550	273,983
SAIC, Inc.*	8,800	147,312
Sapient Corp.	4,000	40,560
SRA International, Inc., Class A*	1,400	27,538
Syntel, Inc.(a)	1,400	47,530
TeleTech Holdings, Inc.(a)*	1,900	24,491
The Western Union Co.	19,408	289,373
Total System Services, Inc.(a)	6,128	83,341
Unisys Corp.*	750	13,868
VeriFone Holdings, Inc.*	1,200	22,716
Visa, Inc.	6,400	452,800
Wright Express Corp.*	1,100	32,670
		5,300,466
Leisure Equipment & Products — 0.2%
Brunswick Corp.(a)	1,600	19,888
Eastman Kodak Co.(a)*	7,517	32,624
Hasbro, Inc.	4,100	168,510
Mattel, Inc.	10,700	226,412
Polaris Industries, Inc.(a)	1,200	65,544
Pool Corp.	1,200	26,304
		539,282
Life Sciences Tools & Services — 0.6%
Bio-Rad Laboratories, Inc., Class A*	600	51,894
Bruker Corp.(a)*	5,500	66,880
Charles River Laboratories
International, Inc.*	1,588	54,325
Covance, Inc.(a)*	2,000	102,640
Dionex Corp.*	600	44,676
Furiex Pharmaceuticals, Inc.*	291	2,957
Illumina, Inc.(a)*	3,400	148,002
Life Technologies Corp.*	4,823	227,887
Millipore Corp.*	1,700	181,305
Parexel International Corp.*	2,400	52,032
PerkinElmer, Inc.	3,700	76,479
Pharmaceutical Product
Development, Inc.(a)	3,500	88,935
Techne Corp.(a)	1,000	57,450
Thermo Fisher Scientific, Inc.*	11,823	579,918
Waters Corp.(a)*	2,800	181,160
		1,916,540
Machinery — 2.0%
Actuant Corp., Class A	1,500	28,245
AGCO Corp.*	3,100	83,607
Barnes Group, Inc.(a)	1,900	31,141
Briggs & Stratton Corp.(a)	1,700	28,934
Bucyrus International, Inc.(a)	1,700	80,665
Caterpillar, Inc.	17,600	1,057,232
CLARCOR, Inc.	1,300	46,176
Crane Co.	1,300	39,273
Cummins, Inc.(a)	5,000	325,650
Danaher Corp.	18,400	683,008
Deere & Co.	12,000	668,160
Donaldson Co., Inc.(a)	2,400	102,360
Dover Corp.(a)	5,400	225,666
Eaton Corp.	4,800	314,112
Flowserve Corp.	1,600	135,680
Gardner Denver, Inc.	1,500	66,885
Graco, Inc.(a)	1,550	43,695
Harsco Corp.	2,000	47,000
IDEX Corp.	2,600	74,282
Illinois Tool Works, Inc.	14,400	594,432
Joy Global, Inc.(a)	2,900	145,261
Kaydon Corp.	900	29,574
Kennametal, Inc.	1,900	48,317
Lincoln Electric Holdings, Inc.	1,300	66,287
Manitowoc Co., Inc.(a)	3,300	30,162
Middleby Corp.*	500	26,595
Mueller Industries, Inc.(a)	500	12,300
NACCO Industries, Inc., Class A	200	17,752
Navistar International Corp.*	2,000	98,400
Nordson Corp.(a)	1,000	56,080
Oshkosh Corp.*	2,600	81,016
PACCAR, Inc.(a)	10,407	414,927
Pall Corp.	3,200	109,984
Parker Hannifin Corp.	4,850	268,981
Pentair, Inc.	3,200	103,040
SPX Corp.(a)	1,400	73,934
Terex Corp.(a)*	2,600	48,724
Timken Co.	3,000	77,970
Toro Co.(a)	1,000	49,120
Trinity Industries, Inc.(a)	2,400	42,528
Valmont Industries, Inc.	800	58,128
Wabtec Corp.	1,600	63,824
Watts Water Technologies, Inc.,
Class A(a)	900	25,794
		6,624,901
Marine — 0.0%
Alexander & Baldwin, Inc.	900	26,802
Kirby Corp.(a)*	1,600	61,200
		88,002
Media — 3.0%
Ascent Media Corp., Class A(a)*	402	10,155
Cablevision Systems Corp., Class A	7,300	175,273
CBS Corp., Class B	16,851	217,883
CBS Corp., Class A	1,300	16,861

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Cinemark Holdings, Inc.	2,400	$31,560
Comcast Corp., Class A	56,290	977,757
Comcast Corp., Class A Special	21,450	352,424
DIRECTV Class A(a)*	25,330	859,194
Discovery Communications, Inc.,
Class A(a)*	4,020	143,554
Discovery Communications, Inc.,
Class C*	4,020	124,339
DISH Network Corp., Class A	5,200	94,380
DreamWorks Animation SKG, Inc.,
Class A*	2,400	68,520
Gannett Co., Inc.	6,000	80,760
Harte-Hanks, Inc.	1,500	15,675
Interactive Data Corp.	3,500	116,830
Interpublic Group of Cos, Inc.(a)*	11,400	81,282
John Wiley & Sons, Inc., Class A(a)	1,700	65,739
Lamar Advertising Co., Class A*	2,400	58,848
Liberty Global, Inc., Series A(a)*	3,795	98,632
Liberty Global, Inc., Series C*	3,973	103,258
Liberty Media - Starz Series A*	1,492	77,345
Liberty Media Corp. - Capital,
Series A*	3,800	159,258
Live Nation Entertainment, Inc.(a)*	6,194	64,727
Madison Square Garden, Inc.*	1,825	35,898
McGraw-Hill Companies, Inc.	9,100	256,074
Meredith Corp.(a)	900	28,017
Morningstar, Inc.(a)*	1,200	51,024
National CineMedia, Inc.	1,200	19,992
News Corp., Class A	49,344	590,154
News Corp., Class B	23,500	325,475
Omnicom Group, Inc.(a)	9,100	312,130
Regal Entertainment Group, Class A	4,500	58,680
Scholastic Corp.(a)	1,000	24,120
Scripps Networks Interactive, Inc.,
Class A(a)	3,400	137,156
The McClatchy Co., Class A(a)*	1,125	4,095
The New York Times Co.,
Class A(a)*	2,900	25,085
The Washington Post Co., Class B	300	123,144
Time Warner Cable, Inc.	12,401	645,844
Time Warner, Inc.	32,700	945,357
Valassis Communications, Inc.*	1,200	38,064
Viacom, Inc., Class A(a)	1,500	53,490
Viacom, Inc., Class B	15,241	478,110
Walt Disney Co.	53,775	1,693,913
Warner Music Group Corp.*	4,300	20,898
		9,860,974
Metals & Mining — 1.1%
AK Steel Holding Corp.(a)	3,100	36,952
Alcoa, Inc.	15,600	156,936
Allegheny Technologies, Inc.(a)	2,800	123,732
AMCOL International Corp.(a)	900	21,150
Carpenter Technology Corp.	1,000	32,830
Century Aluminum Co.(a)*	1,000	8,830
Cliffs Natural Resources, Inc.(a)	2,800	132,048
Coeur d’Alene Mines Corp.(a)*	2,100	33,138
Commercial Metals Co.	3,500	46,270
Compass Minerals International, Inc.	1,000	70,280
Freeport-McMoRan Copper & Gold,
Inc., Class B	11,318	669,233
Hecla Mining Co.*	4,300	22,446
Newmont Mining Corp.	13,000	802,620
Nucor Corp.	8,700	333,036
Reliance Steel & Aluminum Co.	2,000	72,300
Royal Gold, Inc.	1,500	72,000
RTI International Metals, Inc.*	600	14,466
Schnitzer Steel Industries, Inc.,
Class A	700	27,440
Southern Copper Corp.	20,537	545,052
Steel Dynamics, Inc.	5,800	76,502
Stillwater Mining Co.(a)*	3,300	38,346
Titanium Metals Corp.*	4,000	70,360
United States Steel Corp.(a)	3,300	127,215
Walter Industries, Inc.	1,400	85,190
Worthington Industries, Inc.(a)	3,000	38,580
		3,656,952
Multi-Utilities — 1.4%
Alliant Energy Corp.(a)	3,400	107,916
Ameren Corp.	6,400	152,128
Avista Corp.	1,300	25,389
Black Hills Corp.	1,000	28,470
Centerpoint Energy, Inc.	10,150	133,574
CH Energy Group, Inc.	300	11,772
CMS Energy Corp.(a)	6,400	93,760
Consolidated Edison, Inc.	8,800	379,280
Dominion Resources, Inc.(a)	17,400	674,076
DTE Energy Co.(a)	4,900	223,489
Integrys Energy Group, Inc.(a)	1,977	86,474
MDU Resources Group, Inc.	6,525	117,646
NiSource, Inc.	7,800	113,100
NorthWestern Corp.(a)	1,000	26,200
NSTAR(a)	3,300	115,500
OGE Energy Corp.	2,900	106,024
PG&E Corp.	11,200	460,320
Public Service Enterprise Group, Inc.	13,900	435,487
SCANA Corp.(a)	3,900	139,464
Sempra Energy	7,500	350,925
TECO Energy, Inc.	5,800	87,406
Vectren Corp.(a)	2,700	63,882
Wisconsin Energy Corp.	3,400	172,516
Xcel Energy, Inc.(a)	13,100	269,991
		4,374,789
Multiline Retail — 0.8%
99 Cents Only Stores*	1,800	26,640
Big Lots, Inc.*	2,300	73,807
Dillard’s, Inc., Class A(a)	2,900	62,350
Dollar Tree, Inc.*	4,650	193,579
Family Dollar Stores, Inc.	4,800	180,912
J.C. Penney Co., Inc.	6,500	139,620

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multiline Retail (Continued)
Kohl’s Corp.*	8,700	$413,250
Macy’s, Inc.	11,100	198,690
Nordstrom, Inc.(a)	6,300	202,797
Saks, Inc.(a)*	3,600	27,324
Sears Holdings Corp.(a)*	2,989	193,239
Target Corp.	20,400	1,003,068
		2,715,276
Office Electronics — 0.1%
Xerox Corp.	37,792	303,847
Zebra Technologies Corp., Class A*	1,575	39,958
		343,805
Oil, Gas & Consumable Fuels — 8.1%
Alpha Natural Resources, Inc.*	3,726	126,200
Anadarko Petroleum Corp.	13,500	487,215
Apache Corp.	9,384	790,039
Arch Coal, Inc.	2,800	55,468
Arena Resources, Inc.*	1,100	35,090
Atlas Energy, Inc.*	800	21,656
ATP Oil & Gas Corp.(a)*	400	4,236
Berry Petroleum Co., Class A	1,600	41,152
Bill Barrett Corp.*	1,500	46,155
BPZ Resources, Inc.*	900	3,735
Brigham Exploration Co.*	3,200	49,216
Cabot Oil & Gas Corp.(a)	3,000	93,960
Chesapeake Energy Corp.	15,000	314,250
Chevron Corp.	59,310	4,024,777
Cimarex Energy Co.	2,810	201,140
Comstock Resources, Inc.*	1,500	41,580
Concho Resources, Inc.(a)*	2,300	127,259
ConocoPhillips	41,731	2,048,575
Consol Energy, Inc.	5,400	182,304
Continental Resources, Inc.(a)*	4,500	200,790
CVR Energy, Inc.*	500	3,760
Delta Petroleum Corp.(a)*	1,700	1,462
Denbury Resources, Inc.(a)*	11,108	162,621
Devon Energy Corp.	12,140	739,569
El Paso Corp.	18,100	201,091
EOG Resources, Inc.(a)	7,100	698,427
EXCO Resources, Inc.(a)	5,900	86,199
Exxon Mobil Corp.	151,220	8,630,125
Forest Oil Corp.*	2,771	75,814
Frontier Oil Corp.(a)	2,800	37,660
Hess Corp.	9,200	463,128
Holly Corp.(a)	1,400	37,212
International Coal Group, Inc.(a)*	2,900	11,165
Marathon Oil Corp.	20,102	624,971
Mariner Energy, Inc.(a)*	2,371	50,929
Massey Energy Co.(a)	2,500	68,375
McMoRan Exploration Co.*	1,200	13,332
Murphy Oil Corp.	5,500	272,525
Newfield Exploration Co.(a)*	3,900	190,554
Noble Energy, Inc.	5,068	305,752
Occidental Petroleum Corp.	23,180	1,788,337
Overseas Shipholding Group, Inc.(a)	1,100	40,744
Patriot Coal Corp.(a)*	1,440	16,920
Peabody Energy Corp.	7,400	289,562
Penn Virginia Corp.(a)	800	16,088
PetroHawk Energy Corp.*	7,610	129,142
Pioneer Natural Resources Co.(a)	3,402	202,249
Plains Exploration & Production Co.*	3,117	64,241
Quicksilver Resources, Inc.(a)*	2,200	24,200
Range Resources Corp.(a)	4,300	172,645
Rosetta Resources, Inc.(a)*	1,400	27,734
SandRidge Energy, Inc.(a)*	3,600	20,988
Ship Finance International Ltd.(a)	2,100	37,548
SM Energy Co.(a)	1,700	68,272
Southern Union Co.	3,288	71,876
Southwestern Energy Co.*	9,600	370,944
Spectra Energy Corp.	17,878	358,811
Sunoco, Inc.	3,700	128,649
Swift Energy Co.(a)*	900	24,219
Teekay Corp.	1,200	31,404
Tesoro Corp.	3,000	35,010
Valero Energy Corp.	15,318	275,418
W&T Offshore, Inc.	800	7,568
Western Refining, Inc.(a)*	1,000	5,030
Whiting Petroleum Corp.(a)*	800	62,736
Williams Companies, Inc.	16,900	308,932
World Fuel Services Corp.(a)	1,600	41,504
		26,190,239
Paper & Forest Products — 0.2%
International Paper Co.	11,925	269,863
Louisiana-Pacific Corp.*	3,600	24,084
MeadWestvaco Corp.	5,340	118,548
Schweitzer-Mauduit International, Inc.	500	25,225
Weyerhaeuser Co.	6,315	222,288
		660,008
Personal Products — 0.2%
Alberto-Culver Co.	2,900	78,561
Avon Products, Inc.	11,900	315,350
Elizabeth Arden, Inc.(a)*	300	4,356
Estee Lauder Companies, Inc.,
Class A	3,400	189,482
Herbalife Ltd.	1,400	64,470
NBTY, Inc.*	2,200	74,822
Nu Skin Enterprises, Inc., Class A	1,600	39,888
USANA Health Sciences, Inc.*	200	7,306
		774,235
Pharmaceuticals — 5.0%
Abbott Laboratories	45,300	2,119,134
Allergan, Inc.	8,600	501,036
Auxilium Pharmaceuticals, Inc.*	1,400	32,900
Bristol-Myers Squibb Co.	47,800	1,192,132
Eli Lilly & Co.(a)	30,400	1,018,400
Endo Pharmaceuticals Holdings, Inc.*	2,809	61,292
Forest Laboratories, Inc.*	8,100	222,183
Impax Laboratories, Inc.*	1,000	19,060
Johnson & Johnson	77,312	4,566,047

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
King Pharmaceuticals, Inc.(a)*	6,100	$46,299
Medicis Pharmaceutical Corp.,
Class A	1,000	21,880
Merck & Co., Inc.	87,194	3,049,174
Mylan, Inc.(a)*	7,925	135,042
Nektar Therapeutics(a)*	1,300	15,730
Perrigo Co.(a)	2,900	171,303
Pfizer, Inc.	194,992	2,780,586
Salix Pharmaceuticals Ltd.*	1,500	58,545
Valeant Pharmaceuticals
International(a)*	3,100	162,099
Viropharma, Inc.(a)*	1,800	20,178
Watson Pharmaceuticals, Inc.*	3,400	137,938
		16,330,958
Professional Services — 0.2%
CoStar Group, Inc.(a)*	600	23,280
Dun & Bradstreet Corp.	1,500	100,680
Equifax, Inc.(a)	3,989	111,931
FTI Consulting, Inc.(a)*	1,300	56,667
IHS, Inc., Class A(a)*	1,600	93,472
Korn/Ferry International(a)*	400	5,560
Manpower, Inc.	2,400	103,632
Monster Worldwide, Inc.*	2,500	29,125
Navigant Consulting, Inc.*	1,313	13,629
Robert Half International, Inc.(a)	4,400	103,620
The Corporate Executive Board Co.	1,000	26,270
Towers Watson & Co., Class A	1,500	58,275
		726,141
Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc.,
Class A*	8,400	114,324
Forest City Enterprises, Inc.(a)*	1,900	21,508
Jones Lang LaSalle, Inc.(a)	1,100	72,204
The St. Joe Co.*	2,400	55,584
		263,620
Road & Rail — 0.9%
AMERCO, Inc.(a)*	300	16,515
Avis Budget Group, Inc.*	1,400	13,748
Con-way, Inc.	1,500	45,030
CSX Corp.	11,500	570,745
Genesee & Wyoming, Inc., Class A*	1,300	48,503
Heartland Express, Inc.(a)	3,066	44,518
Hertz Global Holdings, Inc.(a)*	10,400	98,384
JB Hunt Transport Services, Inc.(a)	3,500	114,345
Kansas City Southern*	2,700	98,145
Knight Transportation, Inc.(a)	2,625	53,130
Landstar System, Inc.(a)	1,600	62,384
Norfolk Southern Corp.	10,200	541,110
Old Dominion Freight Line, Inc.*	950	33,383
Ryder System, Inc.	1,600	64,368
Union Pacific Corp.	14,200	987,042
Werner Enterprises, Inc.(a)	2,000	43,780
		2,835,130
Semiconductors & Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc.*	14,700	107,604
Altera Corp.(a)	8,000	198,480
Amkor Technology, Inc.*	5,000	27,550
Analog Devices, Inc.	8,200	228,452
Applied Materials, Inc.(a)	36,200	435,124
Applied Micro Circuits Corp.(a)*	1,200	12,576
Atheros Communications, Inc.*	2,000	55,080
Atmel Corp.*	14,300	68,640
ATMI, Inc.*	1,378	20,174
Broadcom Corp., Class A	12,050	397,289
Cabot Microelectronics Corp.*	300	10,377
Cree, Inc.(a)*	2,600	156,078
Cymer, Inc.*	500	15,020
Cypress Semiconductor Corp.(a)*	4,600	46,184
Diodes, Inc.*	1,500	23,805
Fairchild Semiconductor
International, Inc.*	4,600	38,686
FEI Co.*	600	11,826
Hittite Microwave Corp.*	1,100	49,214
Integrated Device Technology, Inc.*	4,970	24,602
Intel Corp.	153,300	2,981,685
International Rectifier Corp.*	1,500	27,915
Intersil Corp., Class A	3,500	42,385
Kla-Tencor Corp.(a)	4,900	136,612
Lam Research Corp.*	3,600	137,016
Linear Technology Corp.(a)	6,200	172,422
LSI Corp.*	18,094	83,232
Marvell Technology Group Ltd.*	17,000	267,920
Maxim Integrated Products, Inc.(a)	5,500	92,015
MEMC Electronic Materials, Inc.(a)*	5,800	57,304
Microchip Technology, Inc.(a)	5,350	148,409
Micron Technology, Inc.(a)*	27,301	231,785
Microsemi Corp.*	2,900	42,427
MKS Instruments, Inc.(a)*	1,300	24,336
National Semiconductor Corp.	6,400	86,144
Netlogic Microsystems, Inc.*	1,700	46,240
Novellus Systems, Inc.*	2,800	71,008
Nvidia Corp.*	14,900	152,129
Omnivision Technologies, Inc.*	1,400	30,016
ON Semiconductor Corp.*	11,830	75,475
PMC - Sierra, Inc.*	6,300	47,376
Power Integrations, Inc.(a)	800	25,756
Rambus, Inc.*	3,700	64,824
RF Micro Devices, Inc.(a)*	7,000	27,370
Semtech Corp.*	1,000	16,370
Silicon Laboratories, Inc.*	1,400	56,784
Skyworks Solutions, Inc.*	4,200	70,518
Teradyne, Inc.(a)*	6,000	58,500
Tessera Technologies, Inc.(a)*	1,600	25,680
Texas Instruments, Inc.	34,100	793,848
TriQuint Semiconductor, Inc.*	5,100	31,161
Varian Semiconductor Equipment
Associates, Inc.*	2,125	60,903
Veeco Instruments, Inc.*	1,100	37,708
Xilinx, Inc.(a)	7,500	189,450
		8,339,484

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software — 4.0%
Activision Blizzard, Inc.(a)	34,688	$363,877
Adobe Systems, Inc.*	14,308	378,160
Advent Software, Inc.*	400	18,784
ANSYS, Inc.*	2,600	105,482
Ariba, Inc.(a)*	2,300	36,639
Autodesk, Inc.*	6,300	153,468
Blackbaud, Inc.(a)	700	15,239
Blackboard, Inc.*	1,000	37,330
BMC Software, Inc.*	5,400	187,002
CA, Inc.(a)	14,490	266,616
Cadence Design Systems, Inc.*	5,300	30,687
Citrix Systems, Inc.*	5,700	240,711
Commvault Systems, Inc.*	700	15,750
Compuware Corp.(a)*	7,600	60,648
Concur Technologies, Inc.(a)*	1,500	64,020
Electronic Arts, Inc.*	8,400	120,960
Factset Research Systems, Inc.	1,050	70,340
Fair Isaac Corp.(a)	750	16,343
Informatica Corp.(a)*	3,100	74,028
Intuit, Inc.*	8,600	299,022
Jack Henry & Associates, Inc.(a)	2,400	57,312
Lawson Software, Inc.(a)*	6,100	44,530
McAfee, Inc.*	5,800	178,176
Mentor Graphics Corp.(a)*	3,500	30,975
Micros Systems, Inc.*	2,500	79,675
Microsoft Corp.	231,300	5,322,213
NetSuite, Inc.*	1,200	15,168
Novell, Inc.*	10,700	60,776
Nuance Communications, Inc.(a)*	7,700	115,115
Oracle Corp.	138,160	2,964,914
Parametric Technology Corp.(a)*	3,480	54,532
Pegasystems, Inc.(a)	500	16,055
Progress Software Corp.*	1,300	39,039
Quest Software, Inc.(a)*	3,100	55,924
Red Hat, Inc.*	5,100	147,594
Rovi Corp.(a)*	3,317	125,747
Salesforce.com, Inc.*	3,500	300,370
Solera Holdings, Inc.	1,550	56,110
Sybase, Inc.*	3,100	200,446
Symantec Corp.*	22,121	307,039
Synopsys, Inc.*	4,900	102,263
Take-Two Interactive Software, Inc.*	2,150	19,350
Taleo Corp., Class A(a)*	600	14,574
THQ, Inc.*	701	3,028
TIBCO Software, Inc.*	6,000	72,360
TiVo, Inc.*	2,700	19,926
Ultimate Software Group, Inc.(a)*	400	13,144
VMware, Inc.(a)*	2,000	125,180
Websense, Inc.(a)*	1,600	30,240
		13,126,881
Specialty Retail — 2.3%
Aaron Rents, Inc.(a)	2,250	38,408
Abercrombie & Fitch Co., Class A(a)	2,500	76,725
Advance Auto Parts, Inc.	2,700	135,486
Aeropostale, Inc.(a)*	2,700	77,328
American Eagle Outfitters, Inc.	5,750	67,562
AnnTaylor Stores Corp.(a)*	1,550	25,219
AutoNation, Inc.(a)*	5,200	101,400
AutoZone, Inc.*	1,500	289,830
Barnes & Noble, Inc.(a)	2,800	36,120
Bed Bath & Beyond, Inc.*	7,200	266,976
Best Buy Co., Inc.	11,325	383,464
Cabela’s, Inc.(a)*	2,100	29,694
Carmax, Inc.(a)*	5,546	110,365
Chico’s FAS, Inc.	5,800	57,304
Childrens Place Retail
Stores, Inc.(a)*	1,100	48,422
Collective Brands, Inc.*	1,700	26,860
Dick’s Sporting Goods, Inc.*	2,400	59,736
Dress Barn, Inc.(a)*	2,000	47,620
Foot Locker, Inc.	4,100	51,742
GameStop Corp., Class A*	4,388	82,451
Guess?, Inc.	2,800	87,472
Gymboree Corp.(a)*	1,000	42,710
hhgregg, Inc.(a)*	1,100	25,652
Hibbett Sports, Inc.(a)*	800	19,168
Home Depot, Inc.	46,300	1,299,641
J Crew Group, Inc.(a)*	1,300	47,853
Jo-Ann Stores, Inc.(a)*	200	7,502
Jos. A. Bank Clothiers, Inc.(a)*	500	26,995
Lowe’s Cos, Inc.	40,300	822,926
Ltd. Brands, Inc.	9,080	200,396
Men’s Wearhouse, Inc.(a)	1,750	32,130
O’Reilly Automotive, Inc.(a)*	3,600	171,216
Office Depot, Inc.*	9,300	37,572
OfficeMax, Inc.*	2,300	30,038
Penske Auto Group, Inc.(a)*	3,200	36,352
PetSmart, Inc.	3,400	102,578
Pier 1 Imports, Inc.*	3,100	19,871
RadioShack Corp.	3,300	64,383
Rent-A-Center, Inc.(a)*	1,700	34,442
Ross Stores, Inc.(a)	3,700	197,173
Sally Beauty Holdings, Inc.(a)*	6,300	51,660
Signet Jewelers Ltd.*	3,500	96,250
Stage Stores, Inc.	1,120	11,962
Staples, Inc.	19,850	378,142
Talbots, Inc.*	900	9,279
The Buckle, Inc.(a)	1,300	42,146
The Gap, Inc.	19,100	371,686
The Sherwin Williams Co.(a)	3,100	214,489
Tiffany & Co.(a)	3,600	136,476
TJX Cos, Inc.(a)	11,600	486,620
Tractor Supply Co.	1,400	85,358
Ulta Salon Cosmetics &
Fragrance, Inc.*	1,600	37,856
Urban Outfitters, Inc.(a)*	4,800	165,072
Williams-Sonoma, Inc.(a)	4,100	101,762
		7,507,540

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods — 0.6%
Carter’s, Inc.*	2,000	$52,500
Coach, Inc.	8,600	314,330
Columbia Sportswear Co.	700	32,669
CROCS, Inc.*	2,300	24,334
Deckers Outdoor Corp.*	400	57,148
Fossil, Inc.*	2,600	90,220
Hanesbrands, Inc.*	2,601	62,580
Iconix Brand Group, Inc.(a)*	1,200	17,244
Jones Apparel Group, Inc.	1,700	26,945
K-Swiss, Inc., Class A(a)*	400	4,492
NIKE, Inc., Class B(a)	10,800	729,540
Phillips-Van Heusen Corp.	1,400	64,778
Polo Ralph Lauren Corp.	1,500	109,440
Steven Madden Ltd.*	800	25,216
The Timberland Co., Class A*	1,000	16,150
The Warnaco Group, Inc.*	1,400	50,596
Under Armour, Inc., Class A(a)*	1,100	36,443
VF Corp.	3,300	234,894
Wolverine World Wide, Inc.	2,200	55,484
		2,005,003
Thrifts & Mortgage Finance — 0.3%
Astoria Financial Corp.(a)	3,700	50,912
Beneficial Mutual Bancorp, Inc.(a)*	2,000	19,760
Capitol Federal Financial(a)	2,000	66,320
Dime Community Bancshares(a)	400	4,932
First Niagara Financial Group, Inc.	5,600	70,168
Hudson City Bancorp, Inc.	15,107	184,910
MGIC Investment Corp.*	5,200	35,828
New York Community Bancorp, Inc.	10,665	162,855
NewAlliance Bancshares, Inc.	3,600	40,356
Northwest Bancshares, Inc.(a)	4,275	49,034
Ocwen Financial Corp.(a)*	1,500	15,285
People’s United Financial, Inc.	11,010	148,635
Provident Financial Services, Inc.(a)	900	10,521
Radian Group, Inc.	3,300	23,892
TFS Financial Corp.(a)	8,395	104,182
Washington Federal, Inc.	2,947	47,682
		1,035,272
Tobacco — 1.4%
Altria Group, Inc.	60,000	1,202,400
Lorillard, Inc.	4,400	316,712
Philip Morris International, Inc.	53,300	2,443,272
Reynolds American, Inc.(a)	8,300	432,596
Universal Corp.(a)	800	31,744
Vector Group Ltd.(a)	1,750	29,435
		4,456,159
Trading Companies & Distributors — 0.2%
Aircastle Ltd.	1,300	10,205
Applied Industrial
Technologies, Inc.(a)	1,675	42,411
Beacon Roofing Supply, Inc.*	1,200	21,624
Fastenal Co.	4,500	225,855
GATX Corp.(a)	1,700	45,356
MSC Industrial Direct Co., Class A	1,400	70,924
RSC Holdings, Inc.*	700	4,319
TAL International Group, Inc.	600	13,482
Textainer Group Holdings Ltd.	1,300	31,382
Watsco, Inc.(a)	800	46,336
WESCO International, Inc.(a)*	1,500	50,505
WW Grainger, Inc.	2,100	208,845
		771,244
Water Utilities — 0.1%
American Water Works Co., Inc.	4,400	90,640
Aqua America, Inc.	4,034	71,321
		161,961
Wireless Telecommunication Services — 0.5%
American Tower Corp., Class A*	11,100	493,950
Clearwire Corp., Class A(a)*	3,900	28,392
Crown Castle International Corp.*	7,717	287,536
Leap Wireless International, Inc.(a)*	1,200	15,576
MetroPCS Communications, Inc.*	8,400	68,796
NII Holdings, Inc.*	3,400	110,568
SBA Communications Corp.,
Class A(a)*	3,400	115,634
Sprint Nextel Corp.*	81,339	344,877
Syniverse Holdings, Inc.*	1,800	36,810
Telephone & Data Systems, Inc.	1,300	39,507
Telephone & Data Systems, Inc.,
Special Shares	1,400	37,156
United States Cellular Corp.*	1,300	53,495
		1,632,297

TOTAL COMMON STOCKS
(Identified Cost $258,851,573)		309,058,420

RIGHTS & WARRANTS — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Krispy Kreme Doughnuts, Inc.,
expires 3/2/2012*	73	7

TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		7

MUTUAL FUNDS — 4.0%
Other — 4.0%
DFA U.S. MicroCap Portfolio	1,214,397	12,921,186

TOTAL MUTUAL FUNDS
(Identified Cost $14,127,563)		12,921,186

SHORT-TERM INVESTMENTS — 0.7%
Other — 0.7%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	2,210,001	2,210,001
		2,210,002

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,210,002)		2,210,002

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN — 8.5%
Short Term — 8.5%
State Street Navigator Prime Portfolio	27,569,470	$27,569,470
		27,569,470
TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $27,569,470)		27,569,470

Total Investments — 108.4%
(Identified Cost $302,758,608)#		351,759,085
Liabilities, Less Cash and
Other Assets — (8.4%)		(27,156,390)
Net Assets — 100.0%		$324,602,695

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of June 30, 2010, the market value of the securities on loan was $28,203,333.
#	At June 30, 2010 the aggregate cost of investment securities for income tax purposes was $302,830,800. Net unrealized appreciation aggregated $48,928,285 of which $74,939,969 related to appreciated investment securities and $26,011,684 related to depreciated investment securities.

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.4%
L-3 Communications Holdings, Inc.(a)	4,361	$308,933
Northrop Grumman Corp.(a)	55,064	2,997,684
		3,306,617
Air Freight & Logistics — 0.5%
FedEx Corp.	17,623	1,235,549

Airlines — 0.6%
Southwest Airlines Co.(a)	126,100	1,400,971

Beverages — 0.7%
Central European Distribution Corp.*	976	20,867
Constellation Brands, Inc., Class A(a)*	27,834	434,767
Molson Coors Brewing Co., Class B(a)	26,600	1,126,776
		1,582,410
Building Products — 0.3%
Masco Corp.(a)	28,502	306,681
Owens Corning(a)*	11,702	350,007
		656,688
Capital Markets — 0.3%
Ameriprise Financial, Inc.	923	33,348
Legg Mason, Inc.(a)	21,890	613,577
		646,925
Chemicals — 0.5%
Ashland, Inc.	10,827	502,589
Cytec Industries, Inc.	2,747	109,852
Dow Chemical Co.	15,873	376,508
Huntsman Corp.(a)	36,465	316,152
		1,305,101
Commercial Banks — 2.3%
Associated Banc-Corp(a)	4,726	57,941
Comerica, Inc.(a)	4,239	156,122
Fifth Third Bancorp	71,775	882,115
KeyCorp	112,758	867,109
Marshall & Ilsley Corp.	53,440	383,699
Popular, Inc.*	17,055	45,707
Regions Financial Corp.(a)	162,256	1,067,645
SunTrust Banks, Inc.	68,793	1,602,877
Zions Bancorporation	21,320	459,872
		5,523,087
Commercial Services & Supplies — 0.6%
Cintas Corp.(a)	1,500	35,955
Covanta Holding Corp.(a)*	4,586	76,082
R.R. Donnelley & Sons Co.(a)	21,147	346,176
Republic Services, Inc.(a)	34,441	1,023,931
		1,482,144
Communications Equipment — 0.2%
Tellabs, Inc.	54,910	350,875

Computers & Peripherals — 0.2%
SanDisk Corp.(a)*	12,998	546,826

Construction & Engineering — 0.2%
KBR, Inc.	4,596	93,482
URS Corp.*	11,979	471,374
		564,856
Construction Materials — 0.2%
Vulcan Materials Co.	12,600	552,258

Consumer Finance — 1.2%
Capital One Financial Corp.	71,135	2,866,740

Containers & Packaging — 0.0%
Sealed Air Corp.(a)	3,700	72,964
Temple-Inland, Inc.	500	10,335
		83,299
Diversified Consumer Services — 0.0%
Service Corp. International(a)	4,703	34,802

Diversified Financial Services — 8.0%
Bank of America Corp.	605,437	8,700,130
CIT Group, Inc.*	3,222	109,097
Citigroup, Inc.*	966,692	3,634,762
CME Group, Inc.	8,889	2,502,698
J.P. Morgan Chase & Co.	75,687	2,770,901
NYSE Euronext(a)	36,217	1,000,676
The NASDAQ OMX Group, Inc.(a)*	21,602	384,083
		19,102,347
Diversified Telecommunication Services — 4.6%
AT&T, Inc.	361,705	8,749,644
CenturyTel, Inc.(a)	24,287	809,000
Verizon Communications, Inc.	55,187	1,546,340
		11,104,984
Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics, Inc.(a)*	20,100	449,235
Avnet, Inc.*	25,300	609,983
AVX Corp.	5,990	76,792
Ingram Micro, Inc., Class A*	27,460	417,117
Tech Data Corp.*	2,403	85,595
Tyco Electronics Ltd.	49,220	1,249,204
		2,887,926
Energy Equipment & Services — 2.4%
Helmerich & Payne, Inc.(a)	16,667	608,679
Nabors Industries Ltd.(a)*	38,675	681,453
National Oilwell Varco, Inc.	60,553	2,002,488
Patterson-UTI Energy, Inc.	21,100	271,557
Pride International, Inc.*	26,487	591,720
Rowan Cos, Inc.(a)*	16,350	358,719
Smith International, Inc.	22,422	844,188
Tidewater, Inc.(a)	8,682	336,167
Unit Corp.*	600	24,354
		5,719,325
Food & Staples Retailing — 2.8%
CVS Caremark Corp.	189,348	5,551,683
Safeway, Inc.(a)	38,038	747,827
SUPERVALU, Inc.(a)	33,814	366,544
		6,666,054
See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products — 4.0%
Archer-Daniels-Midland Co.	84,812	$2,189,846
Bunge Ltd.(a)	10,384	510,789
Corn Products International, Inc.	12,700	384,810
Del Monte Foods Co.	16,700	240,313
Kraft Foods, Inc., Class A	129,175	3,616,900
Ralcorp Holdings, Inc.*	5,530	303,044
Smithfield Foods, Inc.(a)*	24,599	366,525
The J.M. Smucker Co.(a)	18,040	1,086,369
Tyson Foods, Inc., Class A	52,207	855,672
		9,554,268
Gas Utilities — 0.1%
Questar Corp.	5,776	262,750

Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp.(a)*	144,890	840,362
CareFusion Corp.*	17,497	397,182
Hologic, Inc.(a)*	36,863	513,502
Inverness Medical Innovations, Inc.(a)*	9,211	245,565
Teleflex, Inc.	1,500	81,420
		2,078,031
Health Care Providers & Services — 4.2%
Aetna, Inc.	57,965	1,529,117
Community Health Systems, Inc.(a)*	13,786	466,105
Coventry Health Care, Inc.(a)*	21,991	388,801
Health Net, Inc.(a)*	11,252	274,211
Humana, Inc.*	21,778	994,601
Omnicare, Inc.(a)	16,400	388,680
UnitedHealth Group, Inc.	79,684	2,263,026
WellPoint, Inc.*	77,407	3,787,524
		10,092,065
Hotels, Restaurants & Leisure — 2.0%
Carnival Corp.(a)	90,764	2,744,703
MGM Mirage(a)*	59,490	573,484
Penn National Gaming, Inc.(a)*	2,267	52,368
Royal Caribbean Cruises Ltd.(a)*	31,384	714,614
Wendy’s/Arby’s Group, Inc., Class A(a)	29,499	117,996
Wyndham Worldwide Corp.(a)	24,624	495,927
		4,699,092
Household Durables — 1.4%
DR Horton, Inc.(a)	34,849	342,565
Fortune Brands, Inc.(a)	22,867	895,929
Lennar Corp., Class A(a)	25,133	349,600
Mohawk Industries, Inc.(a)*	11,600	530,816
Pulte Homes, Inc.(a)*	46,931	388,589
Toll Brothers, Inc.(a)*	26,700	436,812
Whirlpool Corp.(a)	5,346	469,486
		3,413,797
Independent Power Producers & Energy Traders — 0.5%
Calpine Corp.*	50,496	642,309
Mirant Corp.*	2,307	24,362
NRG Energy, Inc.(a)*	16,835	357,070
The AES Corp.*	21,910	202,449
		1,226,190
Industrial Conglomerates — 3.7%
General Electric Co.	593,138	8,553,050
Tyco International Ltd.	9,246	325,737
		8,878,787
Insurance — 13.9%
Alleghany Corp.*	1,571	460,774
Allied World Assurance Co.,
Holdings Ltd.	5,996	272,098
Allstate Corp.	90,300	2,594,319
American Financial Group, Inc.	19,642	536,619
American National Insurance Co.	4,492	363,717
Arch Capital Group Ltd.*	4,203	313,124
Aspen Insurance Holdings Ltd.	7,538	186,490
Assurant, Inc.	15,153	525,809
Axis Capital Holdings Ltd.	18,653	554,367
Cincinnati Financial Corp.(a)	28,156	728,396
CNA Financial Corp.(a)*	45,652	1,166,865
Endurance Specialty Holdings Ltd.(a)	515	19,328
Everest Re Group Ltd.(a)	7,352	519,933
Fidelity National Title Group, Inc.,
Class A(a)	37,567	487,995
First American Financial Corp.	9,600	121,728
Genworth Financial, Inc., Class A*	72,608	948,987
Hanover Insurance Group, Inc.(a)	8,904	387,324
Hartford Financial Services Group, Inc.	58,605	1,296,929
HCC Insurance Holdings, Inc.	14,718	364,418
Lincoln National Corp.	47,889	1,163,224
Loews Corp.	73,779	2,457,579
MetLife, Inc.	133,773	5,051,269
Old Republic International Corp.(a)	41,075	498,240
PartnerRe Ltd.	2,327	163,216
Principal Financial Group, Inc.	7,973	186,887
Prudential Financial, Inc.	67,900	3,643,514
Reinsurance Group of America, Inc.	12,042	550,440
The Travelers Companies, Inc.	95,785	4,717,411
Transatlantic Holdings, Inc.	9,969	478,113
UnumProvident Corp.	51,956	1,127,445
Validus Holdings Ltd.	13,815	337,362
Wesco Financial Corp.(a)	1,279	413,373
White Mountains Insurance
Group Ltd.(a)	556	180,255
XL Group Plc.	27,553	441,124
		33,258,672
Internet & Catalog Retail — 0.4%
Liberty Media Corp. - Interactive,
Class A*	95,637	1,004,188

Internet Software & Services — 0.4%
AOL, Inc.*	17,333	360,353
IAC/InterActiveCorp(a)*	22,434	492,875
		853,228
IT Services — 0.8%
Computer Sciences Corp.	26,461	1,197,360
CoreLogic, Inc.	9,600	169,536
Fidelity National Information
Services, Inc.	17,130	459,427
		1,826,323

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services — 1.3%
PerkinElmer, Inc.	15,902	$328,694
Thermo Fisher Scientific, Inc.*	55,810	2,737,481
		3,066,175
Machinery — 1.2%
AGCO Corp.*	14,904	401,961
Eaton Corp.(a)	9,485	620,698
Ingersoll Rand Plc(a)	23,600	813,964
Pentair, Inc.(a)	11,168	359,610
SPX Corp.(a)	6,575	347,226
Terex Corp.(a)*	12,077	226,323
		2,769,782
Media — 12.2%
CBS Corp., Class B(a)	111,595	1,442,923
CBS Corp., Class A(a)	8,700	112,839
Clear Channel Outdoor Holdings, Inc.,
Class A*	4,600	39,928
Comcast Corp., Class A	348,410	6,051,882
Comcast Corp., Class A Special(a)	120,231	1,975,395
Discovery Communications, Inc.,
Class A(a)*	22,150	790,976
Discovery Communications, Inc.,
Class C*	22,150	685,100
Liberty Media - Starz Series A*	8,585	445,046
Live Nation Entertainment, Inc.(a)*	3,763	39,323
News Corp., Class A	262,490	3,139,380
News Corp., Class B	107,476	1,488,543
The Washington Post Co., Class B(a)	774	317,712
Time Warner Cable, Inc.(a)	61,459	3,200,785
Time Warner, Inc.	195,966	5,665,377
Walt Disney Co.(a)	123,134	3,878,721
		29,273,930
Metals & Mining — 1.2%
Alcoa, Inc.(a)	163,095	1,640,736
Reliance Steel & Aluminum Co.(a)	11,093	401,012
Steel Dynamics, Inc.	13,782	181,784
United States Steel Corp.(a)	17,100	659,205
		2,882,737
Multi-Utilities — 0.5%
Public Service Enterprise Group, Inc.	40,975	1,283,747

Multiline Retail — 1.3%
J.C. Penney Co., Inc.	30,956	664,935
Macy’s, Inc.(a)	70,866	1,268,502
Sears Holdings Corp.(a)*	18,919	1,223,113
		3,156,550
Office Electronics — 0.2%
Xerox Corp.	68,696	552,316

Oil, Gas & Consumable Fuels — 11.6%
Anadarko Petroleum Corp.	82,154	2,964,938
Chesapeake Energy Corp.(a)	97,136	2,034,999
Chevron Corp.	27,757	1,883,590
Cimarex Energy Co.	7,705	551,524
ConocoPhillips	188,135	9,235,547
Denbury Resources, Inc.*	6,909	101,148
Hess Corp.	42,332	2,130,993
Marathon Oil Corp.	107,313	3,336,361
Murphy Oil Corp.	6,936	343,679
Noble Energy, Inc.(a)	15,600	941,148
Pioneer Natural Resources Co.(a)	19,476	1,157,848
Plains Exploration & Production Co.*	19,972	411,623
Sunoco, Inc.	16,426	571,132
Tesoro Corp.	10,200	119,034
Valero Energy Corp.	78,392	1,409,488
Whiting Petroleum Corp.(a)*	7,794	611,206
		27,804,258
Paper & Forest Products — 1.6%
Domtar Corp.(a)	5,518	271,210
International Paper Co.	72,329	1,636,805
MeadWestvaco Corp.(a)	28,813	639,648
Weyerhaeuser Co.(a)	35,624	1,253,965
		3,801,628
Pharmaceuticals — 0.4%
King Pharmaceuticals, Inc.(a)*	41,500	314,985
Pfizer, Inc.	15,000	213,900
Watson Pharmaceuticals, Inc.*	11,819	479,497
		1,008,382
Road & Rail — 5.8%
CSX Corp.(a)	67,705	3,360,199
Hertz Global Holdings, Inc.(a)*	44,135	417,517
Kansas City Southern*	13,023	473,386
Norfolk Southern Corp.	63,800	3,384,590
Ryder System, Inc.(a)	9,500	382,185
Union Pacific Corp.	85,014	5,909,323
		13,927,200
Semiconductors & Semiconductor Equipment — 0.2%
MEMC Electronic Materials, Inc.(a)*	10,134	100,124
Micron Technology, Inc.(a)*	48,737	413,777
		513,901
Software — 0.3%
Activision Blizzard, Inc.(a)	64,357	675,105

Specialty Retail — 0.3%
AutoNation, Inc.(a)*	21,616	421,512
Foot Locker, Inc.	19,263	243,099
GameStop Corp., Class A*	939	17,644
Signet Jewelers Ltd.*	1,000	27,500
		709,755

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 1.1%
MetroPCS Communications, Inc.(a)*	10,003	$81,924
Sprint Nextel Corp.*	376,567	1,596,644
Telephone & Data Systems, Inc.	8,400	255,276
Telephone & Data Systems, Inc., Special Shares	17,096	453,728
United States Cellular Corp.*	6,900	283,935
		2,671,507
TOTAL COMMON STOCKS (Identified Cost $251,965,469)		238,864,148

SHORT-TERM INVESTMENTS — 0.4%
Other — 0.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	964,004	964,004
		964,005
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $964,005)		964,005

COLLATERAL FOR SECURITIES ON LOAN — 8.9%
Short Term — 8.9%
State Street Navigator Prime Portfolio	21,353,170	21,353,170

TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $21,353,170)		21,353,170

Total Investments — 109.0%
(Identified Cost $274,282,644)#		261,181,323
Liabilities, Less Cash and Other Assets — (9.0%)		(21,508,399)
Net Assets — 100.0%		$239,672,924

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of June 30, 2010, the market value of the securities on loan was $20,697,986.
#
At June 30, 2010 the aggregate cost of investment securities for income tax purposes was $274,404,089. Net unrealized depreciation aggregated $13,222,766 of which $29,005,586 related to appreciated investment securities and $42,228,352 related to depreciated investment securities.

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010

	SHARES	VALUE†
COMMON STOCKS — 100.0%
Aerospace & Defense — 2.0%
AAR Corp.*	9,000	$150,660
Aerovironment, Inc.(a)*	3,700	80,401
American Science & Engineering, Inc.	2,000	152,420
Applied Signal Technology, Inc.	3,400	66,810
Argon ST, Inc.*	7,700	264,033
Arotech Corp.*	2,757	4,025
Astronics Corp.*	1,051	17,194
BE Aerospace, Inc.*	4,370	111,129
Ceradyne, Inc.*	5,525	118,069
CPI Aerostructures, Inc.*	1,342	13,219
Cubic Corp.	6,700	243,746
Curtiss-Wright Corp.	8,275	240,306
DigitalGlobe, Inc.(a)*	6,020	158,326
Ducommun, Inc.	2,055	35,141
DynCorp International, Inc., Class A*	9,600	168,192
Esterline Technologies Corp.*	6,500	308,425
GenCorp, Inc.(a)*	13,000	56,940
HEICO Corp.(a)	2,924	105,030
HEICO Corp., Class A	3,900	105,105
Herley Industries, Inc.*	2,700	38,502
Hexcel Corp.*	15,900	246,609
Innovative Solutions & Support, Inc.*	4,950	21,780
Kratos Defense & Security
Solutions, Inc.(a)*	2,159	22,670
Ladish Co., Inc.*	3,100	70,432
LMI Aerospace, Inc.*	2,400	37,848
Moog, Inc., Class A*	6,900	222,387
Orbital Sciences Corp.*	13,200	208,164
Sparton Corp.*	700	3,521
Stanley, Inc.*	3,290	122,980
Sypris Solutions, Inc.*	4,000	16,040
Taser International, Inc.(a)*	14,900	58,110
Teledyne Technologies, Inc.*	8,099	312,459
The Allied Defense Group, Inc.(a)*	1,000	3,780
Triumph Group, Inc.	3,700	246,531
		4,030,984
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	10,000	47,600
Atlas Air Worldwide Holdings, Inc.*	4,900	232,750
Dynamex, Inc.(a)*	2,200	26,840
Forward Air Corp.(a)	6,430	175,217
HUB Group, Inc., Class A*	8,300	249,083
Pacer International, Inc.(a)*	5,200	36,348
Park-Ohio Holdings Corp.*	3,058	44,005
UTi Worldwide, Inc.	17,100	211,698
		1,023,541
Airlines — 0.8%
Airtran Holdings, Inc.(a)*	28,350	137,498
Alaska Air Group, Inc.*	9,700	436,015
Allegiant Travel Co.	3,600	153,684
ATA Holdings Corp.(a),(b)	600	—
ExpressJet Holdings, Inc.*	2,300	5,980
Hawaiian Holdings, Inc.(a)*	11,300	58,421
JetBlue Airways Corp.*	39,710	218,008
Pinnacle Airlines Corp.(a)*	5,350	29,104
Republic Airways Holdings, Inc.(a)*	9,900	60,489
Skywest, Inc.	14,100	172,302
UAL Corp.(a)*	6,700	137,752
US Airways Group, Inc.(a)*	27,350	235,483
		1,644,736
Auto Components — 1.2%
American Axle & Manufacturing
Holdings, Inc.(a)*	12,200	89,426
Amerigon, Inc.(a)*	5,000	36,900
ArvinMeritor, Inc.(a)*	16,600	217,460
Cooper Tire & Rubber Co.	13,300	259,350
Dana Holding Corp.*	23,720	237,200
Dorman Products, Inc.(a)*	3,350	68,105
Drew Industries, Inc.*	4,800	96,960
Enova Systems, Inc.*	2,300	2,093
Exide Technologies*	17,000	88,400
Federal Mogul Corp.*	15,600	203,112
Fuel Systems Solutions, Inc.(a)*	4,600	119,370
Hawk Corp., Class A*	2,072	52,732
Modine Manufacturing Co.*	7,400	56,832
Motorcar Parts of America, Inc.*	1,000	6,380
Quantum Fuel Systems Technologies
Worldwide, Inc.(a)*	10,200	5,467
Raser Technologies, Inc.(a)*	7,100	4,154
Shiloh Industries, Inc.(a)*	3,600	30,456
Spartan Motors, Inc.(a)	6,900	28,980
Standard Motor Products, Inc.	3,600	29,052
Stoneridge, Inc.(a)*	6,100	46,299
Strattec Security Corp.*	700	15,470
Superior Industries International, Inc.	5,600	75,264
Tenneco, Inc.*	10,500	221,130
TRW Automotive Holdings Corp.(a)*	3,187	87,866
WABCO Holdings, Inc.*	10,200	321,096
Williams Controls, Inc.*	1,500	13,575
		2,413,129
Automobiles — 0.2%
Thor Industries, Inc.(a)	13,400	318,250
Winnebago Industries(a)*	6,500	64,610
		382,860
Beverages — 0.2%
Boston Beer Co., Inc., Class A(a)*	2,400	161,880
Craft Brewers Alliance, Inc.(a)*	1,456	6,698
Heckmann Corp.*	17,417	80,815
MGP Ingredients, Inc.*	3,100	20,553
National Beverage Corp.	10,920	134,097
		404,043
Biotechnology — 3.5%
Abraxis Bioscience, Inc.(a)*	4,900	363,580
Acadia Pharmaceuticals, Inc.(a)*	8,300	9,047
Achillion Pharmaceuticals, Inc.*	5,400	11,880
Acorda Therapeutics, Inc.*	6,900	214,659

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Affymax, Inc.(a)*	5,485	$32,800
Alkermes, Inc.*	19,225	239,351
Allos Therapeutics, Inc.(a)*	20,200	123,826
Alnylam Pharmaceuticals, Inc.(a)*	8,900	133,678
AMAG Pharmaceuticals, Inc.*	3,900	133,965
Amicus Therapeutics, Inc.*	1,913	4,285
Anadys Pharmaceuticals, Inc.*	4,900	9,408
Antigenics, Inc.(a)*	4,500	3,650
ARCA Biopharma, Inc.(a)*	600	2,034
Arena Pharmaceuticals, Inc.(a)*	15,700	48,199
Ariad Pharmaceuticals, Inc.*	23,150	65,283
Arqule, Inc.(a)*	13,750	59,125
Array Biopharma, Inc.(a)*	11,866	36,191
AVI BioPharma, Inc.(a)*	500	805
BioCryst Pharmaceuticals, Inc.(a)*	8,600	50,826
BioMarin Pharmaceutical, Inc.(a)*	1,015	19,244
Biosante Pharmaceuticals, Inc.(a)*	6,696	11,785
BioSphere Medical, Inc.(a)*	4,000	17,280
BioTime, Inc.(a)*	3,663	22,564
Celera Corp.*	58,382	382,402
Celldex Therapeutics, Inc.(a)*	5,757	26,252
Celsion Corp.(a)*	2,900	9,077
Cepheid, Inc.(a)*	13,000	208,260
Cleveland Biolabs, Inc.(a)*	1,100	4,070
Clinical Data, Inc.*	7,573	94,208
Cubist Pharmaceuticals, Inc.*	13,200	271,920
Curis, Inc.(a)*	13,600	18,904
Cyclacel Pharmaceuticals, Inc.(a)*	6,400	11,008
Cytokinetics, Inc.*	13,046	30,919
Cytori Therapeutics, Inc.(a)*	7,700	26,796
Dusa Pharmaceuticals, Inc.*	2,809	6,039
Dyax Corp.(a)*	28,500	64,695
Dynavax Technologies Corp.(a)*	9,900	18,414
Emergent Biosolutions, Inc.*	5,300	86,602
Enzon Pharmaceuticals, Inc.(a)*	10,100	107,565
Exelixis, Inc.(a)*	25,100	87,097
Genomic Health, Inc.(a)*	6,600	85,338
GenVec, Inc.*	17,000	7,822
Geron Corp.(a)*	17,500	87,850
GTx, Inc.(a)*	4,385	13,374
Halozyme Therapeutics, Inc.(a)*	16,500	116,160
Hemispherx Biopharma, Inc.*	10,000	4,685
Idenix Pharmaceuticals, Inc.(a)*	13,500	67,500
Idera Pharmaceuticals, Inc.*	4,700	16,920
Immunogen, Inc.(a)*	13,662	126,647
Immunomedics, Inc.(a)*	16,908	52,246
Incyte Corp., Ltd.*	21,900	242,433
Infinity Pharmaceuticals, Inc.*	6,050	35,755
InterMune, Inc.*	7,926	74,108
Isis Pharmaceuticals, Inc.(a)*	20,900	200,013
Lexicon Pharmaceuticals, Inc.(a)*	36,298	46,461
Ligand Pharmaceuticals, Inc., Class B*	23,777	34,714
Luna Innovations, Inc.(a)*	1,600	3,520
MannKind Corp.(a)*	31,156	199,087
Martek Biosciences Corp.(a)*	11,900	282,149
Maxygen, Inc.(a)*	7,930	43,853
Medivation, Inc.*	6,300	55,692
Metabolix, Inc.(a)*	4,200	60,102
Micromet, Inc.(a)*	11,066	69,052
Molecular Insight
Pharmaceuticals, Inc.(a)*	3,500	5,775
Momenta Pharmaceuticals, Inc.*	6,700	82,142
Nabi Biopharmaceuticals*	28,400	154,496
Nanosphere, Inc.(a)*	4,259	18,569
Neuralstem, Inc.(a)*	4,429	11,073
Neurocrine Biosciences, Inc.*	10,600	59,360
NeurogesX, Inc.(a)*	1,965	13,028
Novavax, Inc.(a)*	16,174	35,098
NPS Pharmaceuticals, Inc.*	14,327	92,266
OncoGenex Pharmaceutical, Inc.(a)*	15	202
Oncothyreon, Inc.(a)*	4,100	13,612
Opko Health, Inc.(a)*	12,963	29,296
Orchid Cellmark, Inc.*	9,850	16,647
Orexigen Therapeutics, Inc.(a)*	6,964	29,249
Osiris Therapeutics, Inc.(a)*	5,602	32,548
OXiGENE, Inc.(a)*	6,800	2,585
PDL BioPharma, Inc.(a)	19,900	111,838
Pharmasset, Inc.(a)*	4,807	131,423
PharmAthene, Inc.*	3,800	6,194
Poniard Pharmaceuticals, Inc.(a)*	4,200	2,520
Progenics Pharmaceuticals, Inc.(a)*	6,500	35,620
Regeneron Pharmaceuticals, Inc.(a)*	11,500	256,680
ReGeneRx Biopharmaceuticals, Inc.*	10,200	2,703
Repligen Corp.(a)*	7,000	22,470
Rigel Pharmaceuticals, Inc.(a)*	7,450	53,640
Sangamo Biosciences, Inc.(a)*	9,250	34,318
Savient Pharmaceuticals, Inc.(a)*	8,920	112,392
Sciclone Pharmaceuticals, Inc.(a)*	15,200	40,432
Seattle Genetics, Inc.(a)*	18,605	223,074
Senesco Technologies, Inc.*	89	28
Spectrum Pharmaceuticals, Inc.(a)*	12,000	47,040
StemCells, Inc.*	17,100	16,074
Synta Pharmaceuticals Corp.(a)*	6,472	17,474
Targacept, Inc.*	4,194	81,070
Theravance, Inc.*	10,377	130,439
Transcept Pharmaceuticals, Inc.(a)*	4,028	33,553
Trimeris, Inc.(a)*	6,213	13,420
Trubion Pharmaceuticals, Inc.(a)*	2,700	8,397
Vanda Pharmaceuticals, Inc.*	2,900	19,169
Vical, Inc.*	9,000	27,900
Zymogenetics, Inc.*	15,500	65,410
		7,082,398
Building Products — 0.8%
AAON, Inc.(a)	3,900	90,909
American Woodmark Corp.	3,200	54,720
Ameron International Corp.	2,000	120,660
Apogee Enterprises, Inc.	6,300	68,229
Armstrong World Industries, Inc.(a)*	4,400	132,792
Builders FirstSource, Inc.*	8,500	20,400
Gibraltar Industries, Inc.(a)*	6,800	68,680
Griffon Corp.*	10,868	120,200

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products (Continued)
Insteel Industries, Inc.	4,000	$46,480
NCI Building Systems, Inc.(a)*	2,680	22,432
PGT, Inc.(a)*	3,525	9,059
Quanex Building Products Corp.	7,625	131,836
Simpson Manufacturing Co., Inc.	11,100	272,505
Trex Co., Inc.*	2,700	54,243
U.S. Home Systems, Inc.*	1,100	2,926
Universal Forest Products, Inc.(a)	4,200	127,302
USG Corp.*	15,218	183,834
		1,527,207
Capital Markets — 1.2%
American Capital Ltd.*	50,567	243,733
BGC Partners, Inc., Class A(a)	11,800	60,298
Calamos Asset Management, Inc.	3,092	28,694
Cohen & Steers, Inc.(a)	9,400	194,956
Cowen Group, Inc., Class A(a)*	2,900	11,890
Duff & Phelps Corp., Class A	4,254	53,728
Evercore Partners, Inc., Class A	2,000	46,700
Firstcity Financial Corp.*	2,100	13,986
GAMCO Investors, Inc., Class A(a)	1,700	63,240
GFI Group, Inc.	18,900	105,462
Gleacher & Co., Inc.*	20,047	51,120
Harris & Harris Group, Inc.(a)*	7,000	28,630
HFF, Inc., Class A*	2,500	17,675
International Assets
Holding Corp.(a)*	2,387	38,192
Investment Technology Group, Inc.*	9,700	155,782
JMP Group, Inc.(a)	2,627	16,261
KBW, Inc.*	5,700	122,208
Knight Capital Group, Inc., Class A*	15,096	208,174
LaBranche & Co., Inc.*	5,496	23,523
MCG Capital Corp.	13,145	63,490
MF Global Holdings Ltd.(a)*	20,700	118,197
optionsXpress Holdings, Inc.*	14,500	228,230
Penson Worldwide, Inc.(a)*	2,800	15,792
Piper Jaffray Cos.(a)*	3,100	99,882
Rodman & Renshaw Capital
Group, Inc.(a)*	5,100	14,586
Safeguard Scientifics, Inc.(a)*	2,800	29,568
Sanders Morris Harris Group, Inc.(a)	5,700	31,635
Stifel Financial Corp.(a)*	5,347	232,006
SWS Group, Inc.	5,901	56,060
Teton Advisors, Inc.*	25	231
Thomas Weisel Partners
Group, Inc.(a)*	5,200	30,628
TradeStation Group, Inc.(a)*	9,706	65,515
Virtus Investment Partners, Inc.(a)*	905	16,942
Westwood Holdings Group, Inc.(a)	258	9,069
		2,496,083
Chemicals — 2.6%
A. Schulman, Inc.	6,427	121,861
American Pacific Corp.(a)*	1,000	5,020
American Vanguard Corp.	6,233	49,428
Arabian American
Development Co.(a)*	2,400	5,328
Arch Chemicals, Inc.	5,600	172,144
Balchem Corp.	6,525	163,125
Cabot Corp.	9,800	236,278
Calgon Carbon Corp.(a)*	9,200	121,808
Core Molding Technologies, Inc.*	1,500	8,160
Cytec Industries, Inc.	5,349	213,906
Ferro Corp.*	15,500	114,235
Flotek Industries, Inc.(a)*	4,400	5,324
Georgia Gulf Corp.(a)*	5,378	71,743
H.B. Fuller Co.	10,900	206,991
Hawkins, Inc.(a)	1,200	28,896
Innophos Holdings, Inc.	4,300	112,144
Innospec, Inc.*	3,460	32,455
KMG Chemicals, Inc.(a)	2,500	35,900
Koppers Holdings, Inc.	4,400	98,912
Kronos Worldwide, Inc.(a)*	11,107	216,586
Landec Corp.*	8,100	47,709
LSB Industries, Inc.(a)*	4,300	57,233
Minerals Technologies, Inc.	4,400	209,176
Nanophase Technologies Corp.(a)*	4,200	4,872
NewMarket Corp.	3,400	296,888
NL Industries, Inc.(a)	11,700	71,370
Olin Corp.	17,277	312,541
OM Group, Inc.*	6,900	164,634
Omnova Solutions, Inc.*	7,600	59,356
Penford Corp.*	3,648	23,639
PolyOne Corp.*	20,800	175,136
Quaker Chemical Corp.	2,260	61,223
Rockwood Holdings, Inc.*	9,700	220,093
Senomyx, Inc.(a)*	7,000	26,530
Sensient Technologies Corp.	11,300	293,009
Solutia, Inc.*	19,400	254,140
Spartech Corp.*	6,900	70,725
Stepan Co.(a)	1,700	116,331
Valhi, Inc.(a)	6,899	85,134
W.R. Grace & Co.*	16,200	340,848
Westlake Chemical Corp.(a)	15,100	280,407
Zep, Inc.(a)	3,200	55,808
Zoltek Cos., Inc.*	7,800	66,066
		5,313,112
Commercial Banks — 6.1%
1st Source Corp.(a)	5,867	99,270
1st United Bancorp Inc.*	194	1,428
Amcore Financial, Inc.*	4,556	60
AmericanWest Bancorp(a)*	3,866	773
Ameris Bancorp*	3,318	32,049
AmeriServ Financial, Inc.(a)*	4,400	7,084
Arrow Financial Corp.(a)	2,399	55,417
Bancfirst Corp.(a)	3,000	109,470
Bancorp, Inc.(a)*	4,200	32,886
BancTrust Financial Group, Inc.(a)*	3,390	12,543
Bank of Florida Corp.(a)*	3,000	240
Bank of Granite Corp.(a)*	3,446	3,963
Bank of the Ozarks, Inc.(a)	4,000	141,880

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Banner Corp.(a)	4,360	$8,633
Boston Private Financial Holdings, Inc.(a)	12,273	78,915
Cadence Financial Corp.(a)*	2,400	2,760
Camden National Corp.(a)	2,000	54,940
Cape Bancorp, Inc.*	236	1,687
Capital City Bank Group, Inc.(a)	2,213	27,397
CapitalSource, Inc.	53,263	253,532
Capitol Bancorp Ltd.(a)*	3,700	4,699
Cardinal Financial Corp.	6,692	61,834
Cascade Financial Corp.(a)*	2,077	987
Cathay General Bancorp	13,695	141,469
Center Bancorp, Inc.(a)	3,180	24,104
Center Financial Corp.(a)*	6,641	34,201
Centerstate Banks of Florida, Inc.(a)	4,385	44,245
Central Pacific Financial Corp.(a)*	7,100	10,650
Chemical Financial Corp.(a)	5,050	109,989
Citizens Republic Bancorp, Inc.*	17,060	14,501
City Holding Co.(a)	6,502	181,276
CoBiz Financial, Inc.(a)	6,875	45,306
Colony Bankcorp, Inc.(a)*	1,100	7,232
Columbia Banking System, Inc.(a)	5,083	92,816
Community Bank System, Inc.(a)	6,300	138,789
Community Trust Bancorp, Inc.(a)	4,498	112,900
CVB Financial Corp.(a)	21,055	200,022
Dearborn Bancorp, Inc.(a)*	1,050	1,963
Encore Bancshares, Inc.(a)*	500	4,945
Enterprise Financial Services Corp.(a)	2,856	27,532
Fidelity Southern Corp.(a)*	100	656
Financial Institutions, Inc.(a)	1,700	30,192
First Bancorp(a)*	14,034	7,438
First Bancorp(a)	3,400	49,266
First Busey Corp., Class A	12,676	57,422
First Citizens BancShares, Inc.	200	38,466
First Commonwealth
Financial Corp.(a)	18,400	96,600
First Community Bancshares, Inc.(a)	2,661	39,090
First Financial Bancorp(a)	10,175	152,116
First Financial Bankshares, Inc.(a)	4,735	227,706
First Financial Corp.(a)	3,200	82,592
First Merchants Corp.(a)	3,877	32,877
First Midwest Bancorp, Inc.	12,600	153,216
First Regional Bancorp*	2,700	54
First Security Group, Inc.	2,000	3,840
First South Bancorp, Inc.(a)	1,100	11,671
First State Bancorp(a)*	4,900	1,519
FirstMerit Corp.	8,918	152,765
FNB Corp.(a)	19,532	156,842
FNB United Corp.(a)*	2,073	1,658
Frontier Financial Corp.(a)*	1,089	327
Fulton Financial Corp.(a)	29,930	288,824
German American Bancorp, Inc.(a)	2,400	36,720
Glacier Bancorp, Inc.(a)	12,072	177,096
Great Southern Bancorp, Inc.(a)	3,025	61,438
Green Bankshares, Inc.(a)*	2,220	28,349
Guaranty Bancorp*	11,800	12,508
Hampden Bancorp, Inc.(a)	300	2,850
Hampton Roads Bankshares, Inc.(a)*	2,548	1,911
Hancock Holding Co.(a)	7,700	256,872
Hanmi Financial Corp.(a)*	9,300	11,718
Heartland Financial USA, Inc.(a)	5,400	93,312
Heritage Commerce Corp.(a)*	3,188	11,317
Home Bancorp, Inc.(a)*	692	8,934
Home Bancshares, Inc.(a)	4,869	111,078
Horizon Financial Corp.*	2,725	31
Hudson Valley Holding Corp.(a)	974	22,519
Iberiabank Corp.	4,275	220,077
Independent Bank Corp.(a)	3,182	78,532
Independent Bank Corp.	4,683	1,775
Integra Bank Corp.(a)*	4,000	3,040
International Bancshares Corp.	13,920	232,325
Intervest Bancshares Corp.(a)*	1,400	7,630
Investors Bancorp, Inc.*	27,913	366,219
Lakeland Bancorp, Inc.(a)	5,276	44,952
Lakeland Financial Corp.	2,500	49,950
Macatawa Bank Corp.(a)*	3,307	3,968
MainSource Financial Group, Inc.	4,530	32,480
MB Financial, Inc.	8,840	162,568
MBT Financial Corp.(a)*	7,300	16,571
Mercantile Bank Corp.	1,265	6,793
Metro Bancorp, Inc.*	1,569	19,361
Midsouth Bancorp, Inc.	2,100	26,817
Midwest Banc Holdings, Inc.*	6,400	109
Nara Bancorp, Inc.*	5,900	49,737
National Penn Bancshares, Inc.(a)	20,123	120,939
NBT Bancorp, Inc.(a)	7,860	160,501
New Century Bancorp, Inc.*	200	1,114
NewBridge Bancorp(a)*	1,200	4,212
Northfield Bancorp, Inc.(a)	7,400	96,052
Old National Bancorp(a)	18,700	193,732
Old Second Bancorp, Inc.	3,268	6,536
Oriental Financial Group, Inc.(a)	5,100	64,566
Pacific Capital Bancorp.(a)*	11,066	7,968
Pacific Continental Corp.(a)	2,600	24,622
Pacific Mercantile Bancorp(a)*	2,500	8,700
Pacific Premier Bancorp, Inc.*	300	1,257
PacWest Bancorp	6,200	113,522
Park National Corp.	3,450	224,388
Patriot National Bancorp, Inc.(a)*	500	915
Peapack Gladstone Financial Corp.(a)	1,312	15,350
Peoples Bancorp, Inc.(a)	2,300	33,350
Pinnacle Financial Partners, Inc.(a)*	5,500	70,675
Popular, Inc.*	44,800	120,064
Preferred Bank.(a)*	2,970	6,207
PrivateBancorp, Inc.(a)	11,457	126,944
Prosperity Bancshares, Inc.	10,600	368,350
Renasant Corp.(a)	5,000	71,750
Republic Bancorp, Inc., Class A	7,344	164,506

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Republic First Bancorp, Inc.*	1,450	$2,827
S&T Bancorp, Inc.	6,000	118,560
S.Y. Bancorp, Inc.	2,891	66,435
Sandy Spring Bancorp, Inc.(a)	6,300	88,263
SCBT Financial Corp.(a)	1,776	62,551
Seacoast Banking Corp. of Florida(a)*	4,572	6,081
Sierra Bancorp(a)	2,100	24,150
Signature Bank*	7,100	269,871
Simmons First National Corp.,
Class A(a)	3,100	81,406
Smithtown Bancorp, Inc.(a)	3,500	10,430
Southern Community Financial Corp.*	3,300	7,392
Southern Connecticut Bancorp, Inc.(a)*	200	1,261
Southside Bancshares, Inc.(a)	3,161	62,082
Southwest Bancorp, Inc.	2,600	34,554
State Bancorp, Inc.(a)	2,377	22,581
StellarOne Corp.(a)	3,502	44,721
Sterling Bancorp	3,740	33,660
Sterling Bancshares, Inc.(a)	18,300	86,193
Sterling Financial Corp.(a)*	12,354	6,795
Suffolk Bancorp(a)	2,200	68,068
Sun Bancorp, Inc*	5,254	19,755
Superior Bancorp(a)*	1,800	3,474
Susquehanna Bancshares, Inc.	19,863	165,459
SVB Financial Group(a)*	7,900	325,717
Synovus Financial Corp.	31,984	81,239
Taylor Capital Group, Inc.(a)*	2,400	31,056
Texas Capital Bancshares, Inc.(a)*	6,000	98,400
The South Financial Group, Inc.	17,500	4,769
TIB Financial Corp.(a)*	1,058	498
Tompkins Financial Corp.(a)	2,420	91,355
Tower Bancorp, Inc.(a)	442	9,675
TowneBank(a)	3,400	49,368
Trico Bancshares(a)	3,800	64,334
Trustmark Corp.(a)	13,700	285,234
UMB Financial Corp.	6,500	231,140
Umpqua Holdings Corp.(a)	18,342	210,566
Union First Market Bankshares Corp.(a)	3,400	41,684
United Bankshares, Inc.(a)	10,300	246,582
United Community Banks, Inc.*	14,989	59,207
United Security Bancshares*	834	3,036
Univest Corp. of Pennsylvania(a)	3,100	53,692
Virginia Commerce Bancorp*	5,786	36,162
Washington Banking Co.	2,374	30,363
Washington Trust Bancorp, Inc.(a)	3,000	51,120
Webster Financial Corp.(a)	12,500	224,250
WesBanco, Inc.(a)	5,363	90,367
West Bancorporation, Inc.(a)*	5,350	36,433
West Coast Bancorp.(a)	6,632	16,912
Westamerica Bancorporation	6,300	330,876
Western Alliance Bancorp*	11,700	83,889
Whitney Holding Corp.	15,475	143,144
Wilmington Trust Corp.(a)	14,628	162,225
Wilshire Bancorp, Inc.(a)	6,600	57,750
Wintrust Financial Corp.(a)	4,750	158,365
Yadkin Valley Financial Corp.(a)	1,400	4,732
		12,536,010
Commercial Services & Supplies — 2.7%
ABM Industries, Inc.(a)	11,398	238,788
ACCO Brands Corp.*	12,200	60,878
American Reprographics Co.*	10,300	89,919
Amrep Corp.(a)*	1,500	18,870
APAC Customer Services, Inc.(a)*	11,000	62,700
ATC Technology Corp.*	4,100	66,092
Bowne & Co., Inc.	6,327	70,989
Casella Waste Systems, Inc., Class A*	5,500	21,010
Ceco Environmental Corp.(a)*	3,800	17,784
Cenveo, Inc.(a)*	12,200	66,856
Champion Industries, Inc.(a)*	2,100	3,738
Clean Harbors, Inc.*	4,100	272,281
Command Security Corp.(a)*	4,300	8,858
Consolidated Graphics, Inc.*	2,500	108,100
Cornell Cos., Inc.*	2,700	72,549
Courier Corp.	1,400	17,094
Deluxe Corp.	10,400	195,000
Document Security Systems, Inc.(a)*	3,392	10,685
EnergySolutions, Inc.	15,000	76,350
EnerNOC, Inc.(a)*	2,937	92,339
Ennis, Inc.	5,800	87,058
Fuel Tech, Inc.*	2,700	17,064
G&K Services, Inc., Class A	4,300	88,795
GeoEye, Inc.*	4,200	130,788
Healthcare Services Group, Inc.	17,224	326,395
Herman Miller, Inc.	12,030	227,006
HNI Corp.	10,000	275,900
Innerworkings, Inc.(a)*	7,006	47,851
Interface, Inc., Class A	12,677	136,151
Intersections, Inc.(a)*	4,100	17,015
Kimball International, Inc., Class B	4,900	27,097
Knoll, Inc.	11,450	152,170
M&F Worldwide Corp.*	4,400	119,240
Mcgrath Rentcorp	5,300	120,734
Metalico, Inc.*	12,495	49,730
Mine Safety Appliances Co.(a)	8,100	200,718
Mobile Mini, Inc.(a)*	7,820	127,310
Multi-Color Corp.	1,100	11,264
PRG-Schultz International, Inc.(a)*	2,900	12,035
Schawk, Inc.	5,600	83,720
Standard Parking Corp.*	4,000	63,320
Standard Register Co.(a)	5,600	17,584
Steelcase, Inc., Class A(a)	13,644	105,741
Superior Uniform Group, Inc.	1,100	10,973
SYKES Enterprises, Inc.(a)*	11,326	161,169
Team, Inc.*	4,200	54,810
Tetra Tech, Inc.*	10,702	209,866

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
The Brink’s Co.	8,672	$165,028
The Geo Group, Inc.(a)*	10,400	215,800
TRC Cos., Inc.(a)*	7,000	21,630
United Stationers, Inc.*	6,400	348,608
US Ecology, Inc.	3,766	54,871
Versar, Inc.(a)*	2,000	6,400
Viad Corp.	4,500	79,425
Virco Manufacturing(a)	2,494	7,482
Waste Services, Inc.(a)*	4,200	48,972
WCA Waste Corp.*	7,300	32,558
		5,433,158
Communications Equipment — 3.0%
Acme Packet, Inc.*	10,900	292,992
ADC Telecommunications, Inc.(a)*	26,500	196,365
Adtran, Inc.	11,165	304,470
Anaren, Inc.*	3,900	58,266
Arris Group, Inc.*	28,427	289,671
Aruba Networks, Inc.(a)*	16,100	229,264
Aviat Networks, Inc.*	10,125	36,754
Aware, Inc.(a)*	4,900	11,466
Bel Fuse, Inc., Class B	1,890	31,204
BigBand Networks, Inc.(a)*	8,234	24,867
Black Box Corp.	3,700	103,193
Blue Coat Systems, Inc.(a)*	8,700	177,741
Ciena Corp.*	15,600	197,808
Comarco, Inc.*	947	2,263
Communications Systems, Inc.	1,000	10,420
Comtech Telecommunications Corp.*	5,325	159,377
DG FastChannel, Inc.*	4,872	158,730
Digi International, Inc.*	7,600	62,852
EchoStar Corp., Class A*	4,300	82,044
EF Johnson Technologies, Inc.*	8,800	12,584
Emcore Corp.(a)*	17,500	15,575
EMS Technologies, Inc.*	3,600	54,072
Emulex Corp.*	18,500	169,830
EndWave Corp.(a)*	2,950	9,735
Extreme Networks*	21,300	57,510
Finisar Corp.(a)*	12,600	187,740
Globecomm Systems, Inc.*	4,150	34,238
Harmonic, Inc.*	27,125	147,560
Hughes Communications, Inc.*	3,578	87,053
Identive Group, Inc.(a)*	3,000	4,800
Infinera Corp.*	15,500	99,665
InterDigital, Inc.(a)*	11,952	295,095
Ixia*	14,328	123,078
JDS Uniphase Corp.*	17,460	171,806
KVH Industries, Inc.*	3,300	40,986
Loral Space & Communications, Inc.(a)*	4,100	175,152
Netgear, Inc.*	7,961	142,024
Network Engines, Inc.*	6,300	17,073
Network Equipment Technologies, Inc.(a)*	5,600	19,544
Occam Networks, Inc.(a)*	4,466	24,831
Oclaro, Inc.*	6,800	75,412
Oplink Communications, Inc.*	4,200	60,186
Opnext, Inc.(a)*	13,882	22,905
Optical Cable Corp.*	374	1,092
Orbcomm, Inc.*	6,700	12,194
Palm, Inc.*	11,870	67,540
Parkervision, Inc.(a)*	5,400	6,858
PC-Tel, Inc.*	4,100	20,664
Performance Technologies, Inc.*	2,500	6,200
Plantronics, Inc.	11,000	314,600
Relm Wireless Corp.(a)*	2,000	4,240
Riverbed Technology, Inc.*	10,000	276,200
Seachange International, Inc.*	7,100	58,433
ShoreTel, Inc.(a)*	6,258	29,037
Sonus Networks, Inc.(a)*	63,075	170,933
Sycamore Networks, Inc.	6,549	108,844
Symmetricom, Inc.*	21,384	108,845
Tekelec*	14,900	197,276
Telular Corp.*	3,600	10,836
Tollgrade Communications, Inc.*	2,200	13,860
Utstarcom, Inc.*	28,400	52,256
Viasat, Inc.(a)*	6,400	208,384
		6,146,493
Computers & Peripherals — 1.1%
3PAR, Inc.(a)*	9,264	86,248
ActivIdentity Corp.*	10,500	20,055
ADPT Corp.*	29,728	85,914
Astro-Med, Inc.	575	4,134
Avid Technology, Inc.(a)*	9,895	125,963
Compellent Technologies, Inc.(a)*	4,600	55,752
Concurrent Computer Corp.(a)*	1,444	6,671
Cray, Inc.(a)*	6,539	36,488
Datalink Corp.*	2,300	9,246
Dataram Corp.(a)*	1,799	2,681
Dot Hill Systems Corp.*	11,900	14,161
Electronics for Imaging, Inc.*	11,600	113,100
Hauppauge Digital, Inc.(a)*	2,400	4,896
Hutchinson Technology, Inc.(a)*	5,200	22,516
Hypercom Corp.*	18,300	84,912
Imation Corp.*	6,900	63,411
Immersion Corp.(a)*	6,300	31,878
Intermec, Inc.*	13,900	142,475
Interphase Corp.(a)*	1,200	1,860
Intevac, Inc.*	4,883	52,102
Isilon Systems, Inc.(a)*	11,049	141,869
KEY Tronic Corp.*	1,700	8,755
LaserCard Corp.(a)*	2,100	9,366
Netezza Corp.(a)*	9,700	132,696
Novatel Wireless, Inc.(a)*	6,800	39,032
Presstek, Inc.(a)*	8,300	29,299
Qualstar Corp.	3,000	5,610
Quantum Corp.*	36,400	68,432
Rimage Corp.*	4,700	74,401
Silicon Graphics International Corp.(a)*	6,100	43,188

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computers & Peripherals (Continued)
STEC, Inc.*	10,200	$128,112
Stratasys, Inc.*	4,600	112,976
Super Micro Computer, Inc.*	6,100	82,350
Synaptics, Inc.(a)*	13,601	374,027
Transact Technologies, Inc.*	1,515	11,060
Video Display Corp.(a)*	1,990	8,278
		2,233,914
Construction & Engineering — 0.8%
Argan, Inc.(a)*	1,074	11,202
Comfort Systems USA, Inc.	8,930	86,264
Dycom Industries, Inc.*	8,000	68,400
EMCOR Group, Inc.*	14,714	340,923
Furmanite Corp.(a)*	8,080	32,078
Granite Construction, Inc.(a)	6,600	155,628
Great Lakes Dredge & Dock Corp.	9,400	56,400
Insituform Technologies, Inc., Class A(a)*	6,600	135,168
Integrated Electrical Services, Inc.(a)*	2,998	10,463
Layne Christensen Co.*	3,200	77,664
MasTec, Inc.(a)*	15,259	143,434
Michael Baker Corp.*	1,300	45,370
MYR Group, Inc.*	3,000	50,070
Northwest Pipe Co.*	2,100	39,900
Orion Marine Group, Inc.(a)*	4,300	61,060
Pike Electric Corp.*	7,600	71,592
Sterling Construction Co., Inc.*	2,500	32,350
Tutor Perini Corp.*	7,341	120,980
		1,538,946
Construction Materials — 0.3%
Eagle Materials, Inc.(a)	9,800	254,114
Headwaters, Inc.(a)*	10,300	29,252
Texas Industries, Inc.	6,200	183,148
U.S. Concrete, Inc.*	8,300	1,909
United States Lime & Minerals, Inc.(a)*	1,679	64,675
		533,098
Consumer Finance — 0.8%
Advance America Cash
Advance Centers, Inc.	13,800	56,994
AmeriCredit Corp.*	5,298	96,530
Cardtronics, Inc.(a)*	8,300	107,568
Cash America International, Inc.(a)	6,500	222,755
CompuCredit Holdings Corp.	8,295	32,848
Consumer Portfolio Services, Inc.(a)*	10,500	14,490
Credit Acceptance Corp.*	4,635	226,049
Dollar Financial Corp.(a)*	5,400	106,866
Ezcorp, Inc., Class A*	8,200	152,110
First Cash Financial Services, Inc.*	7,400	161,320
Nelnet, Inc., Class A	9,000	173,520
QC Holdings, Inc.(a)	5,600	20,608
Rewards Network, Inc.(a)	3,132	42,814
The First Marblehead Corp.(a)*	18,037	42,387
The Student Loan Corp.(a)	2,300	55,384
United PanAm Financial Corp.(a)*	3,692	16,060
World Acceptance Corp.*	3,636	139,295
		1,667,598
Containers & Packaging — 0.2%
AEP Industries, Inc.*	1,000	23,880
Boise, Inc.*	17,275	94,840
Graphic Packaging Holding Co.(a)*	58,937	185,651
Myers Industries, Inc.	6,987	56,525
Northern Technologies
International Corp.(a)*	800	8,496
Rock-Tenn Co., Class A	1,902	94,472
		463,864
Distributors — 0.0%
Audiovox Corp., Class A*	3,800	27,930
Core-Mark Holding Co., Inc.*	1,600	43,840
KSW, Inc.(a)	1,050	3,255
		75,025
Diversified Consumer Services — 1.4%
American Public Education, Inc.(a)*	2,940	128,478
Bridgepoint Education, Inc.*	9,463	149,610
Cambium Learning Group, Inc.(a)*	6,496	23,386
Capella Education Co.(a)*	3,000	244,050
Carriage Services, Inc.*	3,900	18,174
Coinstar, Inc.*	6,400	275,008
Collectors Universe	942	12,642
Corinthian Colleges, Inc.(a)*	14,137	139,249
CPI Corp.	1,100	24,662
Grand Canyon Education, Inc.(a)*	6,900	161,667
Hillenbrand, Inc.	11,200	239,568
Jackson Hewitt Tax Service, Inc.(a)*	7,100	8,023
K12, Inc.*	4,700	104,246
Learning Tree International, Inc.(a)*	5,000	54,250
Lincoln Educational Services Corp.*	5,874	120,946
Mac-Gray Corp.(a)	2,474	27,560
Matthews International Corp., Class A	6,900	202,032
Pre-Paid Legal Services, Inc.(a)*	2,300	104,627
Princeton Review, Inc.*	9,335	21,657
Regis Corp.(a)	8,800	137,016
Service Corp. International(a)	26,986	199,696
Sotheby’s, Class A	8,800	201,256
Spectrum Group Intl., Inc.(a)*	7,402	13,546
Steiner Leisure Ltd.*	2,200	84,568
Stewart Enterprises, Inc., Class A(a)	18,000	97,380
Universal Technical Institute, Inc.(a)*	5,900	139,476
		2,932,773
Diversified Financial Services — 0.6%
Asset Acceptance Capital Corp.*	6,900	28,566
Asta Funding, Inc.(a)	2,600	25,662
Encore Capital Group, Inc.(a)*	6,000	123,660
Interactive Brokers Group, Inc., Class A(a)*	6,200	102,920

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Financial Services (Continued)
Life Partners Holdings, Inc.(a)	2,500	$51,150
MarketAxess Holdings, Inc.	7,100	97,909
Marlin Business Services Corp.(a)*	2,800	33,852
Medallion Financial Corp.	3,400	22,440
MicroFinancial, Inc.	400	1,396
MSCI, Inc., Class A*	1,223	33,510
NewStar Financial, Inc.(a)*	7,916	50,346
PHH Corp.(a)*	11,200	213,248
Pico Holdings, Inc.(a)*	4,200	125,874
Portfolio Recovery Associates, Inc.*	3,000	200,340
Primus Guaranty Ltd.(a)*	6,300	23,247
Resource America, Inc.	3,800	14,630
		1,148,750
Diversified Telecommunication Services — 0.7%
AboveNet, Inc.*	4,447	209,809
Alaska Communications Systems Group, Inc.(a)	7,552	64,117
Arbinet Corp.(a)*	1,599	12,744
Atlantic Tele-Network, Inc.	3,600	148,680
Cbeyond, Inc.*	6,100	76,250
Cincinnati Bell, Inc.(a)*	51,900	156,219
Cogent Communications Group, Inc.*	10,000	75,800
Consolidated Communications
Holdings, Inc.(a)	6,282	106,857
General Communication, Inc., Class A*	12,400	94,116
Global Crossing Ltd.(a)*	10,200	107,814
HickoryTech Corp.	2,300	15,525
IDT Corp., Class B(a)*	1,900	24,225
Neutral Tandem, Inc.(a)*	3,900	43,875
PAETEC Holding Corp.*	24,300	82,863
Premiere Global Services, Inc.*	13,860	87,872
SureWest Communications*	3,708	23,509
Vonage Holdings Corp.*	3,484	8,013
XETA Technologies, Inc.*	1,300	3,965
		1,342,253
Electric Utilities — 1.2%
Allete, Inc.(a)	7,400	253,376
Central Vermont Public Service Corp.	2,500	49,350
Cleco Corp.	15,000	396,150
El Paso Electric Co.*	11,500	222,525
Empire District Electric Co.	7,700	144,529
IDACORP, Inc.	10,600	352,662
MGE Energy, Inc.(a)	4,500	162,180
PNM Resources, Inc.	17,350	193,973
Portland General Electric Co.	14,100	258,453
UIL Holdings Corp.	5,166	129,305
Unisource Energy Corp.	8,000	241,440
Unitil Corp.(a)	1,200	25,092
		2,429,035
Electrical Equipment — 2.0%
A.O. Smith Corp.	4,900	236,131
Acuity Brands, Inc.(a)	7,200	261,936
American Superconductor Corp.(a)*	9,700	258,893
AZZ, Inc.(a)	2,700	99,279
Baldor Electric Co.(a)	10,400	375,232
Belden, Inc.	9,000	198,000
Brady Corp., Class A	11,200	279,104
Broadwind Energy, Inc.(a)*	12,600	35,280
BTU International, Inc.*	2,100	12,201
C&D Technologies, Inc.(a)*	5,800	5,110
Capstone Turbine Corp.(a)*	20,500	20,090
Chase Corp.(a)	700	8,001
Coleman Cable, Inc.(a)*	2,400	13,536
Encore Wire Corp.(a)	5,200	94,588
Ener1, Inc.(a)*	19,900	67,262
Energy Focus, Inc.(a)*	2,200	2,662
EnerSys*	10,800	230,796
Evergreen Solar, Inc.(a)*	26,600	18,141
Franklin Electric Co., Inc.	5,300	152,746
FuelCell Energy, Inc.(a)*	16,310	19,246
General Cable Corp.*	8,299	221,168
GrafTech International Ltd.*	18,969	277,327
GT Solar International, Inc.*	23,273	130,329
Hoku Corp.(a)*	8,626	28,811
II-VI, Inc.*	11,911	352,923
LaBarge, Inc.*	3,867	44,122
LSI Industries, Inc.	4,900	23,912
Magnetek, Inc.*	11,900	10,948
Microvision, Inc.(a)*	13,630	40,345
Ocean Power Technologies, Inc.(a)*	1,700	8,806
Orion Energy Systems, Inc.(a)*	3,100	9,765
Plug Power, Inc.(a)*	20,763	9,551
Polypore International, Inc.*	7,600	172,824
Powell Industries, Inc.*	2,600	71,084
PowerSecure International, Inc.(a)*	5,500	49,995
Preformed Line Products Co.(a)	850	23,758
SatCon Technology Corp.*	6,900	19,734
SL Industries, Inc.*	986	11,832
Spire Corp.(a)*	1,100	3,828
Technology Research Corp.(a)	800	4,056
Ultralife Corp.(a)*	3,600	15,480
UQM Technologies, Inc.(a)*	5,620	19,052
Vicor Corp.(a)*	9,800	122,402
Woodward Governor Co.	4,497	114,808
		4,175,094
Electronic Equipment, Instruments & Components — 2.9%
ADDvantage Technologies Group, Inc.(a)*	2,400	6,840
Advanced Photonix, Inc.*	3,300	1,455
Agilysys, Inc.	5,276	35,296
Anixter International, Inc.(a)*	6,100	259,860
Bell Microproducts, Inc.(a)*	6,400	44,672
Benchmark Electronics, Inc.*	14,710	233,153
Brightpoint, Inc.*	18,344	128,408
CalAmp Corp.(a)*	3,779	8,049

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Checkpoint Systems, Inc.*	8,500	$147,560
Clearfield, Inc.(a)*	1,600	4,112
Cogent, Inc.(a)*	22,200	200,022
Cognex Corp.	8,900	156,462
Coherent, Inc.*	6,900	236,670
Comverge, Inc.(a)*	3,361	30,115
CPI International, Inc.*	3,600	56,124
CTS Corp.	6,500	60,060
Cyberoptics Corp.*	1,700	16,439
Daktronics, Inc.(a)	9,125	68,438
DDi Corp.	3,797	28,591
Digital Theater Systems, Inc.(a)*	3,700	121,619
Echelon Corp.(a)*	12,900	94,557
Electro Rent Corp.	6,482	82,905
Electro Scientific Industries, Inc.*	6,080	81,229
FARO Technologies, Inc.*	3,250	60,808
Frequency Electronics, Inc.(a)*	1,400	6,510
Gerber Scientific, Inc.*	5,000	26,750
GTSI Corp.*	2,500	13,650
Henry Bros Electronics, Inc.(a)*	300	1,164
I.D. Systems, Inc.(a)*	1,600	4,240
ICx Technologies, Inc.(a)*	5,849	42,698
IEC Electronics Corp.(a)*	800	3,656
Insight Enterprises, Inc.*	10,250	134,890
Intelli-Check - Mobilisa, Inc.*	3,500	5,565
IntriCon Corp.*	1,000	5,380
IPG Photonics Corp.(a)*	13,639	207,722
Iteris, Inc.(a)*	7,798	10,527
Keithley Instruments, Inc.(a)	3,100	27,373
L-1 Identity Solutions, Inc.(a)*	18,300	149,877
LeCroy Corp.*	2,785	13,340
Littelfuse, Inc.*	4,865	153,783
LoJack Corp.*	3,500	12,915
Mace Security International, Inc.*	2,793	1,648
Maxwell Technologies, Inc.(a)*	4,300	49,020
Measurement Specialties, Inc.*	2,300	31,510
Mechanical Technology, Inc.(a)*	700	420
Mercury Computer Systems, Inc.*	4,900	57,477
Methode Electronics, Inc., Class A	8,200	79,868
MTS Systems Corp.	3,800	110,200
Multi-Fineline Electronix, Inc.*	6,500	162,240
NAPCO Security Technologies, Inc.*	4,850	9,142
NetList, Inc.(a)*	3,200	7,200
Newport Corp.*	8,200	74,292
NU Horizons Electronics Corp.*	4,000	12,240
OSI Systems, Inc.*	3,300	91,641
PAR Technology Corp.(a)*	3,000	15,420
Park Electrochemical Corp.	4,000	97,640
PC Connection, Inc.*	6,200	37,572
PC Mall, Inc.(a)*	2,200	8,800
Perceptron, Inc.*	1,100	4,840
Planar Systems, Inc.*	3,817	6,527
Plexus Corp.*	8,900	237,986
Power-One, Inc.(a)*	19,262	130,019
Radisys Corp.(a)*	9,800	93,296
RAE Systems, Inc.(a)*	14,200	11,360
Remec, Inc.*	4,693	4,294
Research Frontiers, Inc.(a)*	2,600	11,492
Richardson Electronics Ltd.	2,700	24,300
Rofin-Sinar Technologies, Inc.(a)*	7,200	149,904
Rogers Corp.*	3,900	108,303
Sanmina-SCI Corp.(a)*	13,444	182,973
Scansource, Inc.*	5,700	142,101
Smart Modular Technologies WWH, Inc.*	9,900	57,915
Spectrum Control, Inc.*	2,800	39,144
SYNNEX Corp.(a)*	7,200	184,464
Tech Data Corp.(a)*	2,186	77,865
Technitrol, Inc.	9,000	28,440
TTM Technologies, Inc.*	9,629	91,476
Ultimate Electrs, Inc.(b)	1,600	—
Universal Display Corp.(a)*	7,300	131,254
Viasystems Group, Inc.*	956	14,120
Vicon Industries, Inc.*	1,000	4,120
Vishay Intertechnology, Inc.*	38,800	300,312
Wireless Ronin Technologies, Inc.(a)*	2,168	2,797
X-Rite, Inc.(a)*	10,621	39,191
Zygo Corp.*	3,600	29,196
		5,937,503
Energy Equipment & Services — 2.0%
Allis-Chalmers Energy, Inc.*	10,707	22,056
Basic Energy Services, Inc.(a)*	9,300	71,610
Bolt Technology Corp.(a)*	1,500	13,125
Boots & Coots International Control, Inc.*	12,900	38,055
Bristow Group, Inc.*	6,196	182,162
Bronco Drilling Co., Inc.*	6,000	20,100
Cal Dive International, Inc.*	17,748	103,826
CARBO Ceramics, Inc.(a)	5,350	386,216
Complete Production Services, Inc.*	16,900	241,670
Dawson Geophysical Co.*	1,100	23,397
ENGlobal Corp.(a)*	6,100	12,566
Exterran Holdings, Inc.(a)*	10,000	258,100
Geokinetics, Inc.(a)*	1,100	4,213
Global Industries Ltd.(a)*	18,211	81,767
Gulf Island Fabrication, Inc.	2,600	40,352
Gulfmark Offshore, Inc.*	4,800	125,760
Helix Energy Solutions Group, Inc.*	17,200	185,244
Hercules Offshore, Inc.(a)*	19,000	46,170
Hornbeck Offshore Services, Inc.(a)*	5,800	84,680
ION Geophysical Corp.(a)*	20,600	71,688
Key Energy Services, Inc.(a)*	21,100	193,698
Lufkin Industries, Inc.	6,200	241,738
Matrix Service Co.*	5,900	54,929
Mitcham Industries, Inc.*	2,026	13,676
Natural Gas Services Group, Inc.*	2,500	37,825
Newpark Resources*	19,900	120,395
Omni Energy Services Corp.(a)*	3,800	10,146
See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
OYO Geospace Corp.*	1,000	$48,480
Parker Drilling Co.(a)*	25,500	100,725
PHI, Inc.*	2,300	32,407
Pioneer Drilling Co.*	11,400	64,638
Royale Energy, Inc.(a)*	1,600	3,184
RPC, Inc.(a)	22,050	300,983
SEACOR Holdings, Inc.*	3,273	231,270
Seahawk Drilling, Inc.(a)*	100	972
Sulphco, Inc.(a)*	18,300	4,978
Superior Energy Services, Inc.*	8,600	160,562
Superior Well Services, Inc.*	5,300	88,616
T-3 Energy Services, Inc.*	2,100	58,590
Tetra Technologies, Inc.*	16,850	152,998
TGC Industries, Inc.*	6,191	18,759
Trico Marine Services, Inc.(a)*	3,776	1,888
Union Drilling, Inc.(a)*	5,000	27,550
Unit Corp.*	1	41
Willbros Group, Inc.*	5,500	40,700
		4,022,505
Food & Staples Retailing — 1.0%
Casey’s General Stores, Inc.	12,174	424,873
Great Atlantic & Pacific Tea Co.(a)*	13,012	50,747
Ingles Markets, Inc.	2,600	39,130
Nash Finch Co.(a)	2,000	68,320
Pricesmart, Inc.(a)	6,250	145,187
Ruddick Corp.(a)	10,900	337,791
Spartan Stores, Inc.	4,834	66,322
Susser Holdings Corp.(a)*	4,500	53,055
The Andersons, Inc.	4,100	133,619
The Pantry, Inc.*	5,100	71,961
United Natural Foods, Inc.*	10,300	307,764
Weis Markets, Inc.(a)	6,390	210,295
Winn-Dixie Stores, Inc.*	10,200	98,328
		2,007,392
Food Products — 1.6%
Alico, Inc.(a)	1,300	29,874
American Italian Pasta Co.,
Class A(a)*	4,378	231,465
B&G Foods, Inc., Class A	7,700	83,006
Bridgford Foods Corp.	801	11,214
Cagle’s, Inc., Class A(a)*	1,200	5,880
Cal-Maine Foods, Inc.	5,100	162,843
Calavo Growers, Inc.(a)	3,200	57,472
Chiquita Brands International, Inc.*	10,000	121,500
Coffee Holding Co., Inc.(a)*	600	3,036
Darling International, Inc.*	18,400	138,184
Del Monte Foods Co.	4,271	61,460
Diamond Foods, Inc.(a)	3,800	156,180
Farmer Bros. Co.(a)	3,200	48,288
Fresh Del Monte Produce, Inc.*	9,900	200,376
Hain Celestial Group, Inc.(a)*	8,179	164,970
HQ Sustainable Maritime
Industries, Inc.(a)*	2,478	12,390
Imperial Sugar Co.(a)	3,200	32,320
J&J Snack Foods Corp.	4,500	189,450
John B. Sanfilippo & Son, Inc.(a)*	2,650	38,345
Lancaster Colony Corp.(a)	7,600	405,536
Lance, Inc.	7,100	117,079
Lifeway Foods, Inc.(a)*	3,800	37,012
Omega Protein Corp.*	4,197	16,830
Overhill Farms, Inc.*	1,600	9,424
Pilgrims Pride Corp.(a)*	7,300	47,961
Reddy Ice Holdings, Inc.(a)*	4,800	15,504
Rocky Mountain Chocolate
Factory, Inc.(a)	1,260	11,718
Sanderson Farms, Inc.(a)	4,600	233,404
Scheid Vineyards, Inc., Class A*	20	280
Seneca Foods Corp., Class A*	500	16,130
Smart Balance, Inc.*	17,615	72,045
Tasty Baking Co.(a)	800	5,776
Tootsie Roll Industries, Inc.(a)	8,741	206,725
TreeHouse Foods, Inc.(a)*	7,400	337,884
		3,281,561
Gas Utilities — 0.7%
Chesapeake Utilities Corp.(a)	2,043	64,150
Delta Natural Gas Co., Inc.	200	5,850
Energy, Inc.	300	3,258
New Jersey Resources Corp.	9,451	332,675
Northwest Natural Gas Co.	6,800	296,276
RGC Resources, Inc.	200	6,200
South Jersey Industries, Inc.(a)	6,400	274,944
Southwest Gas Corp.	9,900	292,050
The Laclede Group, Inc.	4,500	149,085
		1,424,488
Health Care Equipment & Supplies — 4.3%
Abaxis, Inc.(a)*	4,900	105,007
ABIOMED, Inc.(a)*	9,400	90,992
Accuray, Inc.(a)*	11,400	75,582
Align Technology, Inc.(a)*	15,100	224,537
Alphatec Holdings, Inc.*	14,824	68,783
American Medical Systems
Holdings, Inc.(a)*	18,000	398,160
Analogic Corp.	3,000	136,530
Angiodynamics, Inc.*	6,163	90,904
Anika Therapeutics, Inc.(a)*	4,100	24,149
Arthrocare Corp.(a)*	6,000	183,900
AtriCure, Inc.*	2,740	18,221
ATS Medical, Inc.*	29,600	117,512
Biolase Technology, Inc.(a)*	5,500	8,140
Bovie Medical Corp.(a)*	4,900	14,602
BSD Medical Corp.(a)*	5,064	5,874
Cantel Medical Corp.	3,950	65,965
Cardiac Science Corp.(a)*	8,096	7,934
Cardica, Inc.(a)*	1,400	2,282
Cardiovascular Systems, Inc.(a)*	1,200	5,340
CAS Medical Systems, Inc.(a)*	2,529	4,476
Cerus Corp.(a)*	6,200	19,592
Conceptus, Inc.(a)*	12,100	188,518

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Conmed Corp.*	7,150	$133,204
CryoLife, Inc.*	6,300	33,957
Cutera, Inc.*	3,000	27,630
Cyberonics, Inc.*	5,700	134,976
Cynosure, Inc., Class A*	1,100	11,847
DexCom, Inc.(a)*	9,550	110,398
Digirad Corp.*	2,100	4,389
Endologix, Inc.(a)*	21,000	95,130
EnteroMedics, Inc.*	755	272
ev3, Inc.*	19,559	438,317
Exactech, Inc.*	2,535	43,298
Greatbatch, Inc.(a)*	5,400	120,474
Haemonetics Corp.*	3,900	208,728
Hansen Medical, Inc.(a)*	3,500	7,455
HealthTronics, Inc.*	8,699	42,016
HeartWare International, Inc.(a)*	1,541	107,978
Hill-Rom Holdings, Inc.	10,000	304,300
ICU Medical, Inc.*	2,950	94,902
Immucor, Inc.*	12,600	240,030
Insulet Corp.*	9,100	136,955
Integra LifeSciences
Holdings Corp.*	5,600	207,200
Invacare Corp.(a)	9,357	194,064
Iridex Corp.*	1,000	3,680
IRIS International, Inc.*	4,200	42,588
Kensey Nash Corp.(a)*	2,900	68,759
LeMaitre Vascular, Inc.*	1,900	10,640
MAKO Surgical Corp.(a)*	5,599	69,708
Masimo Corp.(a)	9,900	235,719
Medical Action Industries, Inc.*	4,450	53,356
Meridian Bioscience, Inc.(a)	8,950	152,150
Merit Medical Systems, Inc.*	5,744	92,306
Micrus Endovascular Corp.(a)*	3,700	76,923
Misonix, Inc.*	2,200	4,620
Natus Medical, Inc.*	4,600	74,934
Neogen Corp.(a)*	4,948	128,895
Neurometrix, Inc.(a)*	2,800	3,192
NMT Medical, Inc.(a)*	2,400	1,259
NuVasive, Inc.*	8,100	287,226
NxStage Medical, Inc.(a)*	8,000	118,720
OraSure Technologies, Inc.(a)*	11,100	51,393
Orthovita, Inc.(a)*	18,900	38,367
Osteotech, Inc.(a)*	4,200	13,314
OTIX Global, Inc.(a)*	744	2,976
Palomar Medical
Technologies, Inc.(a)*	7,282	81,486
PhotoMedex, Inc.(a)*	258	1,326
Quidel Corp.*	13,103	166,277
Retractable Technologies, Inc.(a)*	1,926	3,101
Rochester Medical Corp.(a)*	1,400	13,230
Rockwell Medical
Technologies, Inc.(a)*	2,600	14,014
RTI Biologics, Inc.*	8,144	23,862
SenoRx, Inc.(a)*	2,800	30,744
Sirona Dental Systems, Inc.*	10,609	369,618
Solta Medical, Inc.(a)*	1,600	3,040
Somanetics Corp.*	3,200	79,840
SonoSite, Inc.*	3,400	92,174
Spectranetics Corp.*	7,200	37,296
Staar Surgical Co.(a)*	5,280	30,202
Stereotaxis, Inc.(a)*	7,600	25,156
STERIS Corp.(a)	7,300	226,884
SurModics, Inc.*	3,700	60,717
Symmetry Medical, Inc.*	11,100	116,994
Synovis Life Technologies, Inc.*	2,484	37,956
The Cooper Cos., Inc.(a)	9,000	358,110
Theragenics Corp.*	7,500	8,625
TomoTherapy, Inc.(a)*	7,800	24,804
TranS1, Inc.(a)*	2,263	5,906
Urologix, Inc.(a)*	2,600	2,808
Uroplasty, Inc.(a)*	2,952	13,933
Vascular Solutions, Inc.(a)*	6,500	81,250
Volcano Corp.(a)*	10,800	235,656
West Pharmaceutical Services, Inc.(a)	7,400	270,026
Wright Medical Group, Inc.(a)*	8,500	141,185
Young Innovations, Inc.(a)	1,900	53,485
Zoll Medical Corp.*	4,700	127,370
		8,822,320
Health Care Providers & Services — 4.0%
Air Methods Corp.(a)*	2,500	74,375
Alliance HealthCare
Services, Inc.(a)*	12,600	50,904
Allied Healthcare International, Inc.*	14,550	33,756
Almost Family, Inc.*	1,100	38,423
Amedisys, Inc.(a)*	5,666	249,134
America Service Group, Inc.	2,000	34,400
American Caresource Holdings, Inc.*	1,300	2,210
American Dental Partners, Inc.*	2,840	34,392
AMERIGROUP Corp.(a)*	12,100	393,008
AMN Healthcare Services, Inc.*	7,300	54,604
Amsurg Corp.*	7,750	138,105
Animal Health International, Inc.*	200	496
Assisted Living Concepts,
Inc., Class A(a)*	1,599	47,314
Bio-Reference Labs, Inc.*	6,600	146,322
BioScrip, Inc.*	9,680	50,723
Capital Senior Living Corp.*	5,400	26,838
CardioNet, Inc.*	3,237	17,739
Catalyst Health Solutions, Inc.*	11,800	407,100
Centene Corp.*	10,900	234,350
Chemed Corp	5,500	300,520
Continucare Corp.(a)*	10,600	35,510
Corvel Corp.*	2,550	86,165
Cross Country Healthcare, Inc.(a)*	6,900	62,031
Dynacq Healthcare, Inc.(a)*	1,300	3,042
Emeritus Corp.(a)*	7,900	128,849
Five Star Quality Care, Inc.*	12,800	38,656
Genoptix, Inc.*	2,964	50,981
Gentiva Health Services, Inc.*	6,500	175,565
Hanger Orthopedic Group, Inc.*	5,400	96,984
Health Grades, Inc.*	9,500	57,000

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Health Management Associates, Inc.,
Class A*	32,800	$254,856
Healthsouth Corp.(a)*	18,900	353,619
Healthspring, Inc.*	14,900	231,099
Healthways, Inc.*	6,798	81,032
HMS Holdings Corp.*	5,100	276,522
Hooper Holmes, Inc.*	15,500	8,835
Integramed America, Inc.*	1,987	16,134
inVentiv Health, Inc.*	7,500	192,000
IPC The Hospitalist Co., Inc.*	2,782	69,828
Kindred Healthcare, Inc.*	8,800	112,992
Landauer, Inc.(a)	1,300	79,144
LCA-Vision, Inc.*	5,917	32,780
LHC Group, Inc.(a)*	3,800	105,450
LifePoint Hospitals, Inc.*	7,700	241,780
Magellan Health Services, Inc.*	11,300	410,416
Medcath Corp.*	4,400	34,584
Metropolitan Health
Networks, Inc.(a)*	12,313	45,928
Molina Healthcare, Inc.*	6,500	187,200
MWI Veterinary Supply, Inc.*	2,700	135,702
National Healthcare Corp.(a)	3,000	103,380
Nighthawk Radiology
Holdings, Inc.*	5,800	15,022
NovaMed, Inc.*	1,933	16,044
Odyssey HealthCare, Inc.*	12,650	338,008
PDI, Inc.*	3,600	29,808
PharMerica Corp.*	4,940	72,420
PHC, Inc., Class A*	4,300	4,945
Prospect Medical Holdings, Inc.(a)*	3,070	18,574
Providence Service Corp.*	4,498	62,972
PSS World Medical, Inc.(a)*	24,238	512,634
Psychemedics Corp.	400	3,256
Psychiatric Solutions, Inc.*	7,320	239,510
RadNet, Inc.(a)*	8,150	19,316
RehabCare Group, Inc.*	4,200	91,476
Res-Care, Inc.*	10,700	103,362
Skilled Healthcare Group, Inc.,
Class A(a)*	2,400	16,296
SRI/Surgical Express, Inc.(a)*	1,100	4,356
Sun Healthcare Group, Inc.*	10,400	84,032
Sunrise Senior Living, Inc.*	8,300	23,074
The Ensign Group, Inc.	2,900	47,908
Triple-S Management Corp.,
Class B*	2,940	54,537
U.S. Physical Therapy, Inc.*	2,650	44,732
Universal American Corp.*	13,700	197,280
Virtual Radiologic Corp.*	1,800	30,888
WellCare Health Plans, Inc.(a)*	6,300	149,562
		8,222,789
Health Care Technology — 0.8%
A.D.A.M., Inc.*	1,200	3,828
Arrhythmia Research
Technology, Inc.(a)	200	958
Athenahealth, Inc.(a)*	5,000	130,650
Computer Programs &
Systems, Inc.(a)	2,300	94,116
Eclipsys Corp.*	10,300	183,752
HealthStream, Inc.(a)*	5,236	24,086
MedAssets, Inc.(a)*	8,409	194,080
MedQuist, Inc.(a)	5,100	40,341
Merge Healthcare, Inc.*	10,298	30,173
Omnicell, Inc.*	7,300	85,337
Phase Forward, Inc.*	9,700	161,796
Quality Systems, Inc.(a)	11,355	658,476
Transcend Services, Inc.(a)*	1,588	21,438
Vital Images, Inc.*	3,400	43,350
		1,672,381
Hotels, Restaurants & Leisure — 3.0%
AFC Enterprises, Inc.*	4,200	38,220
Ambassadors Group, Inc.(a)	4,300	48,547
Ambassadors International, Inc.*	2,097	986
Ameristar Casinos, Inc.	12,900	194,274
Ante5, Inc.*	2,059	309
Benihana, Inc., Class A(a)*	1,150	7,314
Benihana, Inc.*	2,300	13,616
Biglari Holdings, Inc.(a)*	320	91,808
BJ’s Restaurants, Inc.(a)*	8,000	188,800
Bluegreen Corp.*	7,100	21,371
Bob Evans Farms, Inc.	7,000	172,340
Boyd Gaming Corp.*	12,100	102,729
Brinker International, Inc.	16,410	237,289
Buffalo Wild Wings, Inc.*	4,000	146,320
California Pizza Kitchen, Inc.*	5,450	82,567
Caribou Coffee Co., Inc.(a)*	4,438	42,028
Carrols Restaurant Group, Inc.*	8,600	39,302
CEC Entertainment, Inc.*	5,150	181,589
Churchill Downs, Inc.(a)	3,300	108,240
CKE Restaurants, Inc.	11,800	147,854
Cosi, Inc.(a)*	5,389	3,907
Cracker Barrel Old Country
Store, Inc.	5,000	232,800
DineEquity, Inc.(a)*	3,900	108,888
Domino’s Pizza, Inc.*	12,753	144,109
Dover Downs Gaming &
Entertainment, Inc.	3,400	9,826
Dover Motorsports, Inc.*	4,000	7,280
Einstein Noah Restaurant
Group, Inc.(a)*	3,600	38,844
Empire Resorts, Inc.(a)*	4,700	7,661
Famous Dave’s Of America, Inc.(a)*	2,145	17,846
Full House Resorts, Inc.*	4,300	13,330
Gaming Partners
International Corp.(a)	1,300	8,294
Gaylord Entertainment Co.(a)*	9,022	199,296
Great Wolf Resorts, Inc.*	8,725	18,148
International Speedway Corp.,
Class A	3,798	97,836
Interval Leisure Group, Inc.*	9,600	119,520
Isle of Capri Casinos, Inc.(a)*	7,000	64,820

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
J. Alexander’s Corp.(a)*	800	$3,904
Jack in the Box, Inc.*	14,400	280,080
Jamba, Inc.*	8,400	17,892
Kona Grill, Inc.*	1,540	5,652
Krispy Kreme Doughnuts, Inc.(a)*	10,100	34,037
Lakes Entertainment, Inc.(a)*	4,300	6,579
Landry’s Restaurants, Inc.*	4,400	107,624
Life Time Fitness, Inc.(a)*	8,900	282,931
Luby’s, Inc.(a)*	7,260	27,951
McCormick & Schmick’s Seafood
Restaurants, Inc.(a)*	2,480	18,501
Monarch Casino & Resort, Inc.(a)*	3,600	36,468
Morgans Hotel Group Co.*	6,600	40,656
Morton’s Restaurant Group, Inc.(a)*	3,100	16,058
MTR Gaming Group, Inc.(a)*	6,300	10,206
Multimedia Games, Inc.*	6,030	27,135
Nathan’s Famous, Inc.*	1,385	21,523
Nevada Gold & Casinos, Inc.*	1,712	1,541
O’Charleys, Inc.(a)*	4,820	25,546
Orient-Express Hotels Ltd.(a)*	14,500	107,300
P.F. Chang’s China Bistro, Inc.	5,870	232,745
Papa John’s International, Inc.*	6,315	146,003
Peet’s Coffee & Tea, Inc.(a)*	2,900	113,883
Pinnacle Entertainment, Inc.*	12,199	115,402
PokerTek, Inc.(a)*	1,700	1,272
Premier Exhibitions, Inc.(a)*	6,300	8,064
Red Lion Hotels Corp.*	4,500	26,865
Red Robin Gourmet Burgers, Inc.(a)*	3,300	56,628
Rick’s Cabaret International, Inc.(a)*	2,209	17,429
Rubio’s Restaurants, Inc.*	1,700	14,399
Ruby Tuesday, Inc.*	10,744	91,324
Ruth’s Hospitality Group, Inc.(a)*	8,054	33,666
Scientific Games Corp., Class A*	10,163	93,500
Shuffle Master, Inc.*	8,462	67,781
Silverleaf Resorts, Inc.(a)*	6,633	6,898
Sonic Corp.(a)*	13,575	105,206
Speedway Motorsports, Inc.(a)	10,200	138,312
Texas Roadhouse, Inc., Class A*	15,300	193,086
The Cheesecake Factory, Inc.(a)*	13,476	299,976
The Marcus Corp.	4,500	42,570
Town Sports International
Holdings, Inc.*	8,000	18,400
Vail Resorts, Inc.(a)*	8,330	290,800
VCG Holding Corp.(a)*	3,700	5,920
		6,149,621
Household Durables — 1.0%
American Greetings Corp., Class A	9,420	176,719
Bassett Furniture Industries, Inc.*	2,600	11,128
Beazer Homes USA, Inc.(a)*	9,300	33,759
Blyth, Inc.(a)	2,000	68,140
Brookfield Homes Corp.*	4,900	33,026
California Coastal
Communities, Inc.(a)*	1,800	2,628
Cavco Industries, Inc.*	1,100	38,698
Craftmade International, Inc.(a)*	400	2,440
CSS Industries, Inc.	2,100	34,650
Dixie Group, Inc.(a)*	2,300	8,464
Emerson Radio Corp.(a)	1,300	2,210
Ethan Allen Interiors, Inc.	7,100	99,329
Furniture Brands
International, Inc.(a)*	11,300	58,986
Helen of Troy Ltd.*	5,200	114,712
Hooker Furniture Corp.(a)	2,500	26,650
Hovnanian Enterprises, Inc.,
Class A(a)*	10,700	39,376
iRobot Corp.(a)*	5,000	93,950
KB Home	14,100	155,100
Kid Brands, Inc.*	5,342	37,555
La-Z-Boy, Inc.*	11,200	83,216
Libbey, Inc.(a)*	3,650	47,377
Lifetime Brands, Inc.(a)*	3,200	46,784
M.D.C. Holdings, Inc.(a)	7,575	204,146
M/I Homes, Inc.(a)*	2,200	21,208
Meritage Homes Corp.*	4,800	78,144
National Presto Industries, Inc.(a)	1,000	92,860
NIVS IntelliMedia Technology
Group, Inc.*	1,100	2,530
Orleans Homebuilders, Inc.(a)*	4,953	743
Palm Harbor Homes, Inc.*	4,600	8,188
Ryland Group, Inc.	9,600	151,872
Sealy Corp.(a)*	29,400	78,498
Skyline Corp.(a)	1,200	21,612
Standard Pacific Corp.(a)*	16,200	53,946
Stanley Furniture Co., Inc.*	701	2,846
Universal Electronics, Inc.*	2,800	46,564
		1,978,054
Household Products — 0.1%
Central Garden and Pet Co.*	5,300	50,403
Central Garden and Pet Co.,
Class A*	8,400	75,348
WD-40 Co.	5,000	167,000
		292,751
Industrial Conglomerates — 0.3%
Otter Tail Corp.(a)	7,214	139,447
Raven Industries, Inc.(a)	3,600	121,356
Standex International Corp.	2,700	68,445
Tredegar Corp.	8,700	141,984
United Capital Corp.(a)*	1,250	30,512
		501,744
Insurance — 3.0%
21st Century Holding Co.(a)	1,000	3,835
Affirmative Insurance
Holdings, Inc.(a)*	3,262	13,015
Alterra Capital Holdings Ltd.	6,167	115,816
American Equity Investment Life
Holding Co.(a)	12,000	123,840
American Physicians
Capital, Inc.(a)	2,599	80,179

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
American Safety Insurance
Holdings Ltd.*	1,200	$18,864
Amerisafe, Inc.*	3,800	66,690
Amtrust Financial Services, Inc.	10,078	121,339
Argo Group International
Holdings Ltd.	4,920	150,503
Baldwin & Lyons, Inc., Class B(a)	1,300	27,313
Citizens, Inc., Class A(a)*	10,658	70,982
CNA Surety Corp.*	10,600	170,342
CNO Financial Group, Inc.(a)*	45,100	223,245
Crawford & Co., Class B(a)*	1,300	4,108
Crawford & Co., Class A*	800	1,960
Delphi Financial Group, Inc.,
Class S	9,225	225,182
Donegal Group, Inc., Class A	4,648	57,124
Eastern Insurance Holdings, Inc.	1,700	18,054
eHealth, Inc.(a)*	3,982	45,275
EMC Insurance Group, Inc.(a)	3,800	83,334
Employers Holdings, Inc.	7,633	112,434
Enstar Group Ltd.(a)*	1,634	108,563
FBL Financial Group, Inc., Class A	6,500	136,500
First Acceptance Corp.*	15,539	26,572
First Mercury Financial Corp.	2,000	21,160
Flagstone Reinsurance
Holdings SA	13,600	147,152
FPIC Insurance Group, Inc.(a)*	3,900	100,035
Greenlight Capital Re Ltd.,
Class A(a)*	4,800	120,912
Hallmark Financial Services*	5,700	56,715
Harleysville Group, Inc.(a)	6,800	211,004
Hilltop Holdings, Inc.*	9,340	93,493
Horace Mann Educators Corp.	8,800	134,640
Independence Holding Co.(a)	3,200	19,104
Infinity Property & Casualty Corp.	4,300	198,574
MBIA, Inc.*	32,700	183,447
Meadowbrook
Insurance Group, Inc.	13,262	114,451
Mercer Insurance Group, Inc.	1,100	18,612
Montpelier Re Holdings Ltd.	12,110	180,802
National Financial
Partners Corp.(a)*	6,700	65,459
National Interstate Corp.(a)	4,200	83,244
Navigators Group, Inc.*	3,600	148,068
NYMAGIC, Inc.	1,100	21,219
OneBeacon Insurance Group Ltd.	4,300	61,576
PMA Capital Corp., Class A*	6,100	39,955
Presidential Life Corp.	5,600	50,960
ProAssurance Corp.*	3,100	175,956
Protective Life Corp.	13,653	292,038
RLI Corp.(a)	5,800	304,558
Safety Insurance Group, Inc.	3,900	144,378
SeaBright Insurance Holdings, Inc.	4,800	45,504
Selective Insurance Group	13,800	205,068
State Auto Financial Corp.	9,900	153,549
Stewart Information Services Corp.	2,900	26,158
The Phoenix Companies, Inc.(a)*	18,100	38,191
Tower Group, Inc.	5,092	109,631
Unico American Corp.	1,700	16,142
United America Indemnity Ltd.*	6,124	45,073
United Fire & Casualty Co.	6,100	120,902
Unitrin, Inc.	9,329	238,823
Universal Insurance
Holdings, Inc.(a)	8,650	36,157
		6,027,779
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A*	5,700	11,742
Blue Nile, Inc.(a)*	2,900	136,532
dELiA*s, Inc.(a)*	5,186	7,623
Drugstore.Com, Inc.(a)*	23,024	70,914
Gaiam, Inc., Class A(a)	2,400	14,568
Hollywood Media Corp.(a)*	15,000	17,700
HSN, Inc.*	10,300	247,200
NutriSystem, Inc.(a)	4,100	94,054
Orbitz Worldwide, Inc.*	17,180	65,456
Overstock.com, Inc.(a)*	4,600	83,122
PetMed Express, Inc.(a)	8,500	151,300
Shutterfly, Inc.*	3,810	91,288
Stamps.com, Inc.*	4,050	41,512
US Auto Parts Network, Inc.(a)*	4,500	27,000
Valuevision Media, Inc., Class A*	4,200	7,434
		1,067,445
Internet Software & Services — 1.8%
Art Technology Group, Inc.*	34,914	119,406
comScore, Inc.*	4,821	79,402
Constant Contact, Inc.*	4,879	104,069
DealerTrack Holdings, Inc.(a)*	8,700	143,115
Dice Holdings, Inc.*	9,700	67,124
Digital River, Inc.*	8,400	200,844
DivX, Inc.*	5,600	42,896
Earthlink, Inc.(a)	24,400	194,224
EDGAR Online, Inc.*	6,200	7,874
GSI Commerce, Inc.(a)*	9,600	276,480
Imergent, Inc.(a)	2,700	9,774
Infospace, Inc.*	7,200	54,144
Innodata Isogen, Inc.*	5,684	14,608
Internap Network Services Corp.(a)*	11,700	48,789
Internet Brands, Inc., Class A(a)*	6,428	66,401
Internet Capital Group, Inc.*	8,600	65,360
Ipass, Inc.*	14,400	15,408
j2 Global Communications, Inc.(a)*	9,900	216,216
Keynote Systems, Inc.	3,280	29,586
KIT Digital, Inc.(a)*	2,000	17,640
Limelight Networks, Inc.*	13,234	58,097
Liquidity Services, Inc.(a)*	6,300	81,648
Looksmart Ltd.*	3,800	4,484
LoopNet, Inc.(a)*	13,200	162,756
Marchex, Inc., Class B	6,700	25,795
ModusLink Global Solutions, Inc.*	10,390	62,652
Move, Inc.*	34,500	70,725
NIC, Inc.	15,000	96,150
Onvia, Inc.(a)*	1,000	3,760

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet Software & Services (Continued)
OpenTable, Inc.(a)*	3,152	$130,713
Openwave Systems, Inc.*	18,733	38,028
Perficient, Inc.*	7,000	62,370
RealNetworks, Inc.*	30,400	100,320
Reis, Inc.*	2,638	17,147
Saba Software, Inc.*	6,949	35,787
SAVVIS, Inc.*	8,100	119,475
Soundbite Communications, Inc.(a)*	700	2,013
Spark Networks, Inc.(a)*	6,600	22,968
support.com, Inc.(a)*	11,250	46,800
TechTarget, Inc.(a)*	5,438	29,256
Terremark Worldwide, Inc.(a)*	20,600	160,886
The Knot, Inc.(a)*	6,500	50,570
TheStreet.com, Inc.	7,200	20,736
Tower Automotive, Inc.(b)	6,500	—
Track Data Corp.*	12	996
Travelzoo, Inc.*	3,225	39,925
United Online, Inc.	35,156	202,499
Valueclick, Inc.*	13,800	147,522
Vocus, Inc.(a)*	4,300	65,704
Web.com Group, Inc.*	6,313	22,664
Zix Corp.(a)*	13,620	30,781
		3,686,587
IT Services — 2.5%
Acorn Factor, Inc.*	1,500	7,815
Acxiom Corp.*	17,600	258,544
CACI International, Inc., Class A*	6,100	259,128
Cass Information Systems, Inc.(a)	1,000	34,250
Ciber, Inc.*	11,900	32,963
Computer Task Group, Inc.(a)*	3,700	23,902
Convergys Corp.*	21,125	207,236
CSG Systems International, Inc.*	10,600	194,298
Cybersource Corp.*	15,631	399,060
Edgewater Technology, Inc.*	2,300	6,647
eLoyalty Corp.*	1,512	8,966
Euronet Worldwide, Inc.*	11,300	144,527
ExlService Holdings, Inc.*	6,500	111,605
Forrester Research, Inc.*	5,200	157,352
Global Cash Access Holdings, Inc.*	21,692	156,399
Hackett Group, Inc.*	8,900	25,009
Heartland Payment Systems, Inc.(a)	6,400	94,976
iGate Corp.	12,235	156,853
infoGROUP, Inc.*	12,800	102,144
Integral Systems, Inc.*	4,000	25,400
Intelligroup, Inc.(a)*	1,500	6,945
INX, Inc.*	700	3,283
Lionbridge Technologies*	13,100	59,867
Mantech International Corp., Class A*	3,600	153,252
Mastech Holdings, Inc.(a)*	849	2,598
MAXIMUS, Inc.	4,400	254,628
MoneyGram International, Inc.(a)*	12,400	30,380
NCI, Inc., Class A*	1,800	40,644
NeuStar, Inc., Class A*	12,036	248,182
Online Resources Corp.*	6,600	27,390
Rainmaker Systems, Inc.*	4,500	5,400
RightNow Technologies, Inc.*	8,163	128,078
Sapient Corp.	28,600	290,004
SRA International, Inc., Class A*	9,500	186,865
StarTek, Inc.(a)*	3,323	12,960
Stream Global Services, Inc.*	300	1,680
Syntel, Inc.(a)	9,300	315,735
TechTeam Global, Inc.*	1,700	10,183
TeleTech Holdings, Inc.*	13,200	170,148
Tier Technologies, Inc., Class B*	3,900	23,712
TNS, Inc.*	4,600	80,224
Unisys Corp.*	6,370	117,781
VeriFone Holdings, Inc.*	13,500	255,555
Virtusa Corp.*	7,876	73,483
WPCS International, Inc.*	1,000	2,700
Wright Express Corp.*	8,700	258,390
		5,167,141
Leisure Equipment & Products — 0.8%
Aldila, Inc.(a)*	1,930	7,720
Arctic Cat, Inc.*	1,340	12,207
Brunswick Corp.(a)	15,000	186,450
Callaway Golf Co.(a)	14,500	87,580
Cybex International, Inc.*	4,100	5,986
Eastman Kodak Co.*	47,131	204,549
Escalade, Inc.(a)*	1,950	9,575
GameTech International, Inc.*	2,100	1,512
Jakks Pacific, Inc.*	6,200	89,156
Johnson Outdoors, Inc., Class A(a)*	1,000	11,250
Leapfrog Enterprises, Inc.(a)*	8,100	32,562
Marine Products Corp.(a)*	8,200	46,412
Nautilus, Inc.*	6,900	10,488
Polaris Industries, Inc.	8,500	464,270
Pool Corp.	7,800	170,976
RC2 Corp.*	3,900	62,829
Smith & Wesson Holding Corp.*	8,700	35,583
Sport Supply Group, Inc.(a)	4,900	65,954
Steinway Musical Instruments*	1,800	32,022
Sturm Ruger & Co., Inc.	6,513	93,331
		1,630,412
Life Sciences Tools & Services — 0.6%
Accelrys, Inc.*	6,100	39,345
Affymetrix, Inc.(a)*	15,851	93,521
Albany Molecular Research, Inc.*	7,100	36,707
Arrowhead Research Corp.(a)*	5,800	6,380
BioClinica, Inc.(a)*	3,200	13,120
Caliper Life Sciences, Inc.(a)*	10,921	46,633
Cambrex Corp.*	7,100	22,365
CombiMatrix Corp.(a)*	502	1,290
Dionex Corp.*	4,000	297,840
Enzo Biochem, Inc.*	8,067	32,833
eResearchTechnology, Inc.*	11,450	90,226
Harvard Bioscience, Inc.(a)*	7,581	26,988
Helicos BioSciences Corp.(a)*	8,800	3,912
Kendle International, Inc.*	3,000	34,560
Luminex Corp.(a)*	8,700	141,114

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
Medtox Scientific, Inc.*	3,300	$40,590
Parexel International Corp.*	12,400	268,832
Sequenom, Inc.(a)*	13,133	77,616
SeraCare Life Sciences, Inc.(a)*	3,373	12,885
Strategic Diagnostics, Inc.*	7,150	12,941
		1,299,698
Machinery — 3.0%
3D Systems Corp.(a)*	5,100	64,005
Actuant Corp., Class A	11,400	214,662
Alamo Group, Inc.	2,000	43,400
Albany International Corp., Class A	6,000	97,140
Altra Holdings, Inc.*	4,400	57,288
American Railcar Industries, Inc.(a)*	3,200	38,656
Ampco-Pittsburgh Corp.	2,200	45,826
Astec Industries, Inc.(a)*	5,000	138,650
Badger Meter, Inc.(a)	3,000	116,070
Baldwin Technology Co., Class A*	2,900	3,422
Barnes Group, Inc.(a)	12,100	198,319
Blount International, Inc.*	10,700	109,889
Briggs & Stratton Corp.(a)	11,900	202,538
Cascade Corp.	2,400	85,464
Chart Industries, Inc.*	6,200	96,596
CIRCOR International, Inc.	3,400	86,972
CLARCOR, Inc.	29	1,030
Colfax Corp.(a)*	6,900	71,829
Columbus McKinnon Corp.*	3,900	54,483
Commercial Vehicle Group, Inc.*	5,000	51,050
Crane Co.	6,400	193,344
Dynamic Materials Corp.(a)	2,800	44,912
Energy Recovery, Inc.(a)*	8,000	32,000
EnPro Industries, Inc.(a)*	4,600	129,490
ESCO Technologies, Inc.(a)	5,700	146,775
Federal Signal Corp.	10,659	64,380
Flanders Corp.*	5,805	18,054
Flow International Corp.(a)*	10,779	25,439
FreightCar America, Inc.(a)	2,400	54,288
Graco, Inc.(a)	8,291	233,723
Graham Corp.(a)	1,000	14,990
Greenbrier Cos., Inc.(a)*	3,700	41,440
Hardinge, Inc.(a)	2,400	20,448
Hurco Cos., Inc.(a)*	1,000	14,850
John Bean Technologies Corp.	4,100	62,525
Kadant, Inc.*	3,400	59,228
Kaydon Corp.	6,200	203,732
Key Technology, Inc.*	1,100	14,850
LB Foster Co., Class A*	1,200	31,104
Lindsay Corp.	2,500	79,225
Lydall, Inc.*	2,900	22,156
Manitex International, Inc.(a)*	1,300	2,340
Manitowoc Co., Inc.(a)	22,200	202,908
Met-Pro Corp.(a)	4,417	47,527
Mfri, Inc.*	1,900	11,400
Middleby Corp.*	4,140	220,207
Miller Industries, Inc.	2,200	29,634
Mueller Industries, Inc.	8,400	206,640
Mueller Water Products, Inc., Class A	24,600	91,266
NACCO Industries, Inc., Class A	1,000	88,760
NN, Inc.*	3,000	15,000
Omega Flex, Inc.(a)	1,500	21,870
PMFG, Inc.*	1,700	25,755
Portec Rail Products, Inc.	2,000	22,760
RBC Bearings, Inc.*	4,700	136,253
Robbins & Myers, Inc.	7,837	170,376
Sauer-Danfoss, Inc.*	10,900	133,198
Sun Hydraulics Corp.(a)	3,800	89,148
Supreme Industries, Inc., Class A*	1,197	2,586
Tecumseh Products Co., Class A(a)*	2,100	23,352
Tennant Co.	4,100	138,662
The Gorman-Rupp Co.(a)	3,125	78,281
Titan International, Inc.(a)	8,474	84,486
Toro Co.(a)	6,900	338,928
Trimas Corp.*	10,000	113,100
Trinity Industries, Inc.(a)	12,700	225,044
Twin Disc, Inc.	2,200	24,992
Wabash National Corp.*	8,200	58,302
Watts Water Technologies, Inc.,
Class A(a)	7,500	214,950
Xerium Technologies, Inc.(a)*	470	6,636
		6,108,603
Marine — 0.2%
Alexander & Baldwin, Inc.	7,353	218,972
American Commercial Lines, Inc.(a)*	2,850	64,154
Eagle Bulk Shipping, Inc.(a)*	10,600	44,732
Genco Shipping & Trading Ltd.(a)*	5,100	76,449
Horizon Lines, Inc., Class A(a)	6,800	28,764
		433,071
Media — 1.7%
4Kids Entertainment, Inc.*	2,900	2,175
AH Belo Corp., Class A(a)*	4,580	30,411
Alloy, Inc.*	3,420	32,080
Arbitron, Inc.(a)	5,900	151,217
Ascent Media Corp., Class A(a)*	1,598	40,365
Atrinsic, Inc.(a)*	2,163	1,968
Ballantyne of Omaha, Inc.*	3,464	25,079
Beasley Broadcasting Group, Inc.,
Class A(a)*	1,657	8,070
Belo Corp., Class A*	19,900	113,231
Carmike Cinemas, Inc.(a)*	2,800	16,968
Cinemark Holdings, Inc.	16,400	215,660
CKX, Inc.(a)*	14,924	74,471
Crown Media Holdings, Inc.,
Class A(a)*	17,800	31,328
Cumulus Media, Inc., Class A(a)*	6,400	17,088
Dolan Media Co.(a)*	5,200	57,824
EDCI Holdings, Inc.	1,485	5,331
Entercom Communications Corp.,
Class A*	5,260	46,393
Entravision
Communications Corp.(a)*	9,100	19,201

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
EW Scripps Co., Class A(a)*	6,300	$46,809
Fisher Communications, Inc.*	1,100	18,524
Global Traffic Network, Inc.*	2,000	10,760
Gray Television, Inc.(a)*	4,500	10,845
Harris Interactive, Inc.*	14,810	15,699
Harte-Hanks, Inc.	19,600	204,820
Here Media, Inc.(b)	499	—
Here Media, Inc., Spl Shrs(a),(b)	499	—
Journal Communications, Inc.,
Class A*	10,000	39,700
Knology, Inc.*	9,095	99,408
Lee Enterprises, Inc.(a)*	8,463	21,750
Liberty Media Corp. - Capital,
Series A*	421	17,644
Lin TV Corp., Class A*	6,700	36,247
Live Nation Entertainment, Inc.*	15,700	164,065
LodgeNet Interactive Corp.(a)*	6,600	24,486
Madison Square Garden, Inc.,
Class A*	4,746	93,354
Martha Stewart Living Omnimedia,
Class A(a)*	5,600	27,552
Media General, Inc., Class A(a)*	5,000	48,800
Mediacom Communications Corp.,
Class A(a)*	13,700	92,064
Meredith Corp.	6,200	193,006
National CineMedia, Inc.	6,527	108,740
Navarre Corp.(a)*	5,272	11,493
New Frontier Media, Inc.(a)*	7,900	12,719
Nexstar Broadcasting Group, Inc.,
Class A*	2,098	9,189
Outdoor Channel Holdings, Inc.(a)*	9,100	42,497
Playboy Enterprises, Inc.,
Class B(a)*	5,900	24,780
Primedia, Inc.(a)	14,700	43,071
Radio One, Inc.(a)*	6,700	8,576
RCN Corp.*	8,400	124,404
Rentrak Corp.(a)*	1,900	46,227
Saga Communications, Inc.*	837	19,988
Salem Communications Corp.,
Class A*	3,500	12,985
Scholastic Corp.	8,100	195,372
Sinclair Broadcast Group, Inc.,
Class A(a)*	10,500	61,215
The McClatchy Co., Class A(a)*	9,500	34,580
The New York Times Co.,
Class A(a)*	24,517	212,072
Valassis Communications, Inc.*	10,800	342,576
Warner Music Group Corp.(a)*	27,900	135,594
World Wrestling Entertainment, Inc.,
Class A	3,500	54,460
Xanadoo Co.(a)*	10	5,750
		3,560,681
Metals & Mining — 1.4%
A.M. Castle & Co.*	5,100	70,839
Allied Nevada Gold Corp.*	5,691	111,999
AMCOL International Corp.(a)	6,800	159,800
Brush Engineered Materials, Inc.*	4,600	91,908
Carpenter Technology Corp.	6,600	216,678
Century Aluminum Co.(a)*	15,700	138,631
Coeur d’Alene Mines Corp.*	12,460	196,619
Commercial Metals Co.	19,400	256,468
Friedman Industries(a)	700	3,899
General Moly, Inc.(a)*	13,500	41,580
Globe Specialty Metals, Inc.(a)*	11,807	121,966
Haynes International, Inc.	2,200	67,826
Hecla Mining Co.(a)*	40,500	211,410
Horsehead Holding Corp.*	6,974	52,723
Kaiser Aluminum Corp.(a)	4,533	157,159
Mines Management, Inc.(a)*	8,088	14,478
Olympic Steel, Inc.(a)	2,400	55,128
RTI International Metals, Inc.*	5,200	125,372
Schnitzer Steel Industries, Inc.,
Class A(a)	3,551	139,199
Solitario Exploration &
Royalty Corp.(a)*	1,000	2,145
Stillwater Mining Co.(a)*	21,000	244,020
Universal Stainless & Alloy*	1,400	22,386
US Gold Corp.*	16,656	83,447
Worthington Industries, Inc.(a)	17,700	227,622
		2,813,302
Multi-Utilities — 0.4%
Avista Corp.	12,400	242,172
Black Hills Corp.(a)	7,800	222,066
CH Energy Group, Inc.	3,800	149,112
NorthWestern Corp.	8,500	222,700
		836,050
Multiline Retail — 0.5%
99 Cents Only Stores*	11,700	173,160
Dillard’s, Inc., Class A(a)	14,700	316,050
Duckwall-ALCO Stores, Inc.*	200	2,930
Fred’s, Inc.(a)	8,987	99,396
Retail Ventures, Inc.(a)*	9,900	77,418
Saks, Inc.(a)*	25,500	193,545
The Bon-Ton Stores, Inc.(a)*	2,700	26,325
Tuesday Morning Corp.(a)*	9,403	37,518
		926,342
Office Electronics — 0.1%
Zebra Technologies Corp.,
Class A(a)*	9,827	249,311
Oil, Gas & Consumable Fuels — 3.5%
Abraxas Petroleum Corp.(a)*	19,200	53,760
Adams Resources & Energy, Inc.	900	16,200
Alon USA Energy, Inc.(a)	10,500	66,780
American Oil & Gas, Inc.(a)*	12,900	81,012
Approach Resources, Inc.*	3,128	21,521

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Arena Resources, Inc.*	8,200	$261,580
ATP Oil & Gas Corp.(a)*	9,600	101,664
Berry Petroleum Co., Class A(a)	9,600	246,912
Bill Barrett Corp.(a)*	8,600	264,622
BioFuel Energy Corp.*	3,000	3,870
BPZ Resources, Inc.(a)*	19,300	80,095
Brigham Exploration Co.(a)*	16,800	258,384
Callon Petroleum Co.(a)*	5,200	32,760
Cano Petroleum, Inc.(a)*	9,900	7,574
Carrizo Oil & Gas, Inc.(a)*	6,200	96,286
Cheniere Energy, Inc.(a)*	11,400	32,148
Clayton Williams Energy, Inc.*	2,100	88,452
Clean Energy Fuels Corp.(a)*	8,295	123,927
Comstock Resources, Inc.*	5,200	144,144
Contango Oil & Gas Co.*	3,500	156,625
CREDO Petroleum Corp.*	1,000	7,360
Crosstex Energy, Inc.(a)*	15,460	99,099
CVR Energy, Inc.*	14,914	112,153
Delek US Holdings, Inc.(a)	12,078	88,169
Delta Petroleum Corp.(a)*	33,219	28,568
DHT Holdings, Inc.(a)	7,610	29,299
Double Eagle Petroleum Co.*	1,550	6,588
Energy Partners Ltd.*	6,778	82,759
Evolution Petroleum Corp.*	6,400	32,064
FieldPoint Petroleum Corp.*	1,200	3,252
Frontier Oil Corp.	19,084	256,680
FX Energy, Inc.*	8,650	31,313
General Maritime Corp.(a)	8,996	54,336
GeoMet, Inc.(a)*	4,682	5,337
GeoPetro Resources Co.*	5,700	2,622
Georesources, Inc.*	3,400	47,362
GMX Resources, Inc.(a)*	3,700	24,013
Goodrich Petroleum Corp.(a)*	5,932	71,184
Gran Tierra Energy, Inc.*	20,692	102,632
Green Plains Renewable
Energy, Inc.*	5,236	53,512
Gulfport Energy Corp.*	9,638	114,307
Harvest Natural Resources, Inc.(a)*	7,400	54,538
HKN, Inc.*	2,400	7,512
Holly Corp.(a)	9,600	255,168
Houston American Energy Corp.(a)	8,700	85,782
Hyperdynamics Corp.(a)*	5,500	5,995
International Coal Group, Inc.(a)*	32,600	125,510
James River Coal Co.(a)*	4,400	70,048
Kodiak Oil & Gas Corp.(a)*	19,000	60,610
Magnum Hunter Resources Corp.(a)*	8,400	36,624
Mariner Energy, Inc.(a)*	17,265	370,852
McMoRan Exploration Co.(a)*	14,800	164,428
National Coal Corp.*	2,400	1,440
Northern Oil And Gas, Inc.*	6,500	83,460
Overseas Shipholding Group, Inc.	4,900	181,496
Panhandle Oil and Gas, Inc.(a)	900	23,787
Patriot Coal Corp.(a)*	14,500	170,375
Penn Virginia Corp.(a)	7,300	146,803
Petroleum Development Corp.*	2,800	71,736
Petroquest Energy, Inc.(a)*	11,000	74,360
Rentech, Inc.(a)*	13,700	13,563
Rex Energy Corp.(a)*	7,387	74,609
Rosetta Resources, Inc.*	11,700	231,777
Ship Finance International Ltd.(a)	13,500	241,380
Stone Energy Corp.(a)*	8,876	99,056
Swift Energy Co.*	6,900	185,679
Syntroleum Corp.(a)*	15,000	24,600
Toreador Resources Corp.*	4,300	23,650
Tri-Valley Corp.(a)*	5,600	5,656
Uranium Energy Corp.(a)*	9,000	21,240
Uranium Resources, Inc.(a)*	11,500	4,566
USEC, Inc.*	21,000	99,960
Vaalco Energy, Inc.	13,164	73,718
Venoco, Inc.(a)*	8,900	146,583
Voyager Oil & Gas, Inc.(a)*	2,059	7,824
W&T Offshore, Inc.(a)	9,201	87,041
Warren Resources, Inc.(a)*	14,000	40,600
Western Refining, Inc.(a)*	9,637	48,474
Westmoreland Coal Co.(a)*	2,000	16,240
World Fuel Services Corp.(a)	13,200	342,408
		7,170,073
Paper & Forest Products — 0.5%
Buckeye Technologies, Inc.*	8,700	86,565
Clearwater Paper Corp.*	1,500	82,140
Deltic Timber Corp.(a)	2,800	117,040
Domtar Corp.	1,928	94,761
Glatfelter	8,400	91,140
KapStone Paper and
Packaging Corp.*	7,700	85,778
Louisiana-Pacific Corp.(a)*	25,600	171,264
Mercer International, Inc.(a)*	5,000	19,900
Neenah Paper, Inc.	3,300	60,390
Schweitzer-Mauduit
International, Inc.(a)	3,100	156,395
Wausau Paper Corp.*	11,200	75,824
		1,041,197
Personal Products — 0.5%
CCA Industries, Inc.(a)	556	2,974
Elizabeth Arden, Inc.*	10,900	158,268
Inter Parfums, Inc.(a)	6,250	88,937
Mannatech, Inc.*	7,700	15,323
Medifast, Inc.*	3,300	85,503
Natural Alternatives
International, Inc.*	1,000	6,350
Natures Sunshine Products, Inc.(a)*	2,700	22,599
Nu Skin Enterprises, Inc., Class A	9,400	234,342
Nutraceutical International Corp.*	2,300	35,098
Parlux Fragrances, Inc.(a)*	5,787	10,359
Physicians Formula Holdings, Inc.*	1,300	4,290
Prestige Brands Holdings, Inc.*	11,200	79,296
Reliv International, Inc.	3,500	8,470
Revlon, Inc., Class A*	9,354	104,391
Schiff Nutrition International, Inc.(a)	2,041	14,532
USANA Health Sciences, Inc.*	3,400	124,202
		994,934

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals — 1.7%
Adolor Corp.*	10,556	$11,506
Akorn, Inc.(a)*	20,100	59,697
Alexza Pharmaceuticals, Inc.(a)*	8,251	22,443
Ardea Biosciences, Inc.(a)*	2,933	60,302
ARYx Therapeutics, Inc.(a)*	3,000	1,260
Auxilium Pharmaceuticals, Inc.*	4,962	116,607
AVANIR Pharmaceuticals, Inc.,
Class A(a)*	16,125	41,441
Biodel, Inc.(a)*	5,200	19,656
BioMimetic Therapeutics, Inc.(a)*	4,848	53,910
BMP Sunstone Corp.(a)*	6,173	31,791
Cadence Pharmaceuticals, Inc.(a)*	10,200	71,502
Caraco Pharmaceutical
Laboratories Ltd.(a)*	7,700	36,344
Columbia Laboratories, Inc.(a)*	10,900	11,554
Corcept Therapeutics, Inc.(a)*	4,500	14,040
CPEX Pharmaceuticals, Inc.(a)*	490	12,985
Cypress Bioscience, Inc.(a)*	8,500	19,550
Depomed, Inc.(a)*	11,500	32,200
Discovery Laboratories, Inc.(a)*	20,272	3,852
Durect Corp.(a)*	16,600	40,338
Emisphere Technologies, Inc.(a)*	6,080	19,091
Harbor BioSciences, Inc.*	4,600	1,242
Hi-Tech Pharmacal Co., Inc.*	2,678	61,353
iBioPharma, Inc.(a)*	2,200	3,036
Impax Laboratories, Inc.*	10,500	200,130
Inspire Pharmaceuticals, Inc.*	13,850	69,111
ISTA Pharmaceuticals, Inc.*	10,679	23,387
Jazz Pharmaceuticals, Inc.*	5,000	39,150
KV Pharmaceutical Co., Class B(a)*	700	728
KV Pharmaceutical Co., Class A(a)*	7,700	6,468
Lannett Co., Inc.(a)*	4,650	21,251
MAP Pharmaceuticals, Inc.(a)*	3,400	44,608
Matrixx Initiatives, Inc.(a)*	2,400	11,040
Medicis Pharmaceutical Corp.,
Class A	12,800	280,064
MiddleBrook Pharmaceuticals,
Inc.(a)*	13,473	1,496
Nektar Therapeutics(a)*	23,478	284,084
Neostem, Inc.(a)*	5,427	9,931
Novabay Pharmaceuticals, Inc.*	700	1,505
Obagi Medical Products, Inc.*	3,100	36,642
Optimer Pharmaceuticals, Inc.(a)*	3,722	34,503
Pain Therapeutics, Inc.(a)*	19,800	110,088
Par Pharmaceutical Cos., Inc.*	7,800	202,488
Penwest Pharmaceuticals Co.(a)*	5,800	19,140
Pozen, Inc.(a)*	6,700	46,967
ProPhase Labs, Inc.(a)*	3,100	3,379
Questcor Pharmaceuticals, Inc.(a)*	14,600	149,066
Repros Therapeutics, Inc.*	2,800	1,008
Salix Pharmaceuticals Ltd.*	11,000	429,330
Santarus, Inc.(a)*	16,900	41,912
Somaxon Pharmaceuticals, Inc.(a)*	2,900	10,440
Sucampo Pharmaceuticals, Inc.,
Class A(a)*	1,270	4,483
SuperGen, Inc.(a)*	17,300	34,946
The Medicines Co.*	10,600	80,666
Viropharma, Inc.*	25,800	289,218
Vivus, Inc.(a)*	15,600	149,760
XenoPort, Inc.(a)*	5,200	51,012
		3,433,701
Professional Services — 1.4%
Acacia Research -
Acacia Technologies(a)*	29,010	412,812
Administaff, Inc.	5,700	137,712
Barrett Business Services, Inc.(a)	2,100	26,040
CBIZ, Inc.(a)*	15,700	99,852
CDI Corp.	3,800	59,014
Competitive Technologies, Inc.(a)*	1,800	3,618
CoStar Group, Inc.(a)*	3,764	146,043
CRA International, Inc.*	2,200	41,426
Diamond Management & Technology
Consultants, Inc.	7,300	75,263
Exponent, Inc.*	1,900	62,168
Franklin Covey Co.(a)*	4,000	26,000
GP Strategies Corp.(a)*	3,599	26,129
Heidrick & Struggles
International, Inc.	3,700	84,434
Hill International, Inc.*	9,200	37,352
Hudson Highland Group, Inc.*	5,400	23,760
Huron Consulting Group, Inc.*	4,080	79,193
ICF International, Inc.*	1,900	45,467
Kelly Services, Inc., Class A*	6,800	101,116
Kforce, Inc.*	10,079	128,507
Korn/Ferry International*	10,100	140,390
LECG Corp.*	5,600	14,560
National Technical Systems, Inc.*	1,400	10,136
Navigant Consulting, Inc.*	13,900	144,282
Odyssey Marine Exploration, Inc.*	10,650	10,650
On Assignment, Inc.*	12,485	62,799
RCM Technologies, Inc.(a)*	2,995	13,388
Resources Connection, Inc.*	11,115	151,164
School Specialty, Inc.(a)*	4,200	75,894
Sfn Group, Inc.*	11,700	63,882
SmartPros Ltd.(a)	1,000	2,850
TeamStaff, Inc.*	488	257
The Advisory Board Co.*	3,600	154,656
The Corporate Executive Board Co.	5,493	144,301
Thomas Group, Inc.*	1,300	832
TrueBlue, Inc.*	11,123	124,466
Volt Information Sciences, Inc.*	4,949	41,572
VSE Corp.	850	27,047
		2,799,032
Real Estate Management & Development — 0.2%
Altisource Portfolio Solutions SA*	5,967	147,624
Avatar Holdings, Inc.*	1,100	21,098
Consolidated-Tomoka Land Co.(a)	1,100	31,350
Forest City Enterprises, Inc.(a)*	3,553	40,220
Forestar Group, Inc.(a)*	5,706	102,480
Grubb & Ellis Co.(a)*	6,200	6,076
Market Leader, Inc.*	4,700	9,259

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Management & Development (Continued)
Maui Land & Pineapple Co., Inc.(a)*	1,800	$6,714
Tejon Ranch Co.*	3,719	85,834
Thomas Properties Group, Inc.(a)	8,716	28,850
ZipRealty, Inc.*	4,510	11,771
		491,276
Road & Rail — 1.5%
AMERCO, Inc.*	4,600	253,230
Arkansas Best Corp.(a)	5,700	118,275
Avis Budget Group, Inc.(a)*	18,500	181,670
Celadon Group, Inc.*	5,010	70,841
Con-way, Inc.	8,360	250,967
Covenant Transportation Group, Inc., Class A(a)*	1,500	10,125
Dollar Thrifty Automotive Group, Inc.*	4,400	187,484
Frozen Food Express Industries*	5,100	17,850
Genesee & Wyoming, Inc., Class A*	7,225	269,565
Heartland Express, Inc.(a)	23,624	343,021
Knight Transportation, Inc.(a)	20,700	418,968
Marten Transport Ltd.*	4,300	89,354
Old Dominion Freight Line, Inc.*	8,352	293,489
P.A.M. Transportation
Services, Inc.(a)*	3,196	48,036
Quality Distribution, Inc.(a)*	6,100	31,537
Saia, Inc.*	2,100	31,500
Trailer Bridge, Inc.*	1,400	4,354
Universal Truckload
Services, Inc.(a)*	3,300	45,969
USA Truck, Inc.*	1,900	30,628
Werner Enterprises, Inc.(a)	17,675	386,906
YRC Worldwide, Inc.*	8,900	1,335
		3,085,104
Semiconductors & Semiconductor Equipment — 4.3%
Actel Corp.*	5,500	70,510
Advanced Analogic
Technologies, Inc.*	9,300	29,667
Advanced Energy Industries, Inc.*	9,400	115,526
Aehr Test Systems(a)*	1,200	2,280
Aetrium, Inc.(a)*	2,200	7,150
Amkor Technology, Inc.(a)*	31,100	171,361
Amtech Systems, Inc.*	2,200	18,370
Anadigics, Inc.(a)*	14,200	61,912
Applied Micro Circuits Corp.*	14,675	153,794
Atheros Communications, Inc.*	798	21,977
ATMI, Inc.*	7,200	105,408
AuthenTec, Inc.*	3,700	9,287
Axcelis Technologies, Inc.*	4,059	6,292
AXT, Inc.*	12,200	55,022
Brooks Automation, Inc.*	14,274	110,338
Cabot Microelectronics Corp.*	5,200	179,868
Cascade Microtech, Inc.(a)*	3,500	15,645
Cavium Networks, Inc.(a)*	4,688	122,779
Ceva, Inc.(a)*	4,175	52,605
Cirrus Logic, Inc.(a)*	14,700	232,407
Cohu, Inc.	5,200	63,076
Conexant Systems, Inc.(a)*	14,643	32,800
Cymer, Inc.*	6,700	201,268
Cypress Semiconductor Corp.*	26,300	264,052
Diodes, Inc.*	9,250	146,798
DSP Group, Inc.*	6,800	43,452
Entegris, Inc.*	32,288	128,183
Entropic Communications, Inc.(a)*	12,900	81,786
Exar Corp.*	11,669	80,866
Fairchild Semiconductor International, Inc.*	23,600	198,476
FEI Co.*	8,400	165,564
Formfactor, Inc.(a)*	10,700	115,560
FSI International, Inc.*	5,400	22,626
GSI Technology, Inc.(a)*	6,498	37,169
Hittite Microwave Corp.*	6,700	299,758
Ikanos Communications, Inc.(a)*	9,200	14,812
Integrated Device Technology, Inc.*	30,300	149,985
Integrated Silicon Solution, Inc.*	5,884	44,365
International Rectifier Corp.*	12,100	225,181
Intersil Corp., Class A	12,844	155,541
IXYS Corp.*	7,000	61,880
Kopin Corp.(a)*	16,230	55,020
Kulicke & Soffa Industries, Inc.(a)*	12,100	84,942
Lattice Semiconductor Corp.*	32,718	141,996
LTX-Credence Corp.*	24,901	70,470
Mattson Technology, Inc.(a)*	14,200	53,818
MEMSIC, Inc.(a)*	1,209	2,732
Micrel, Inc.(a)	15,500	157,790
Microsemi Corp.*	18,291	267,597
Microtune, Inc.(a)*	12,694	27,038
Mindspeed Technologies, Inc.(a)*	6,180	46,288
MIPS Technologies, Inc., Class A*	16,600	84,826
MKS Instruments, Inc.*	11,075	207,324
Monolithic Power Systems, Inc.*	7,600	135,736
MoSys, Inc.(a)*	6,400	28,288
Nanometrics, Inc.(a)*	4,500	45,405
Netlogic Microsystems, Inc.*	8,236	224,019
Omnivision Technologies, Inc.*	11,500	246,560
PDF Solutions, Inc.(a)*	8,100	38,880
Pericom Semiconductor Corp.*	5,500	52,800
Photronics, Inc.*	8,000	36,160
Pixelworks, Inc.*	1,533	4,568
PLX Technology, Inc.(a)*	6,900	28,911
PMC - Sierra, Inc.*	29,360	220,787
Power Integrations, Inc.(a)	6,500	209,268
QuickLogic Corp.(a)*	10,100	29,593
Ramtron International Corp.*	10,700	27,820
RF Micro Devices, Inc.*	45,619	178,370
Rubicon Technology, Inc.(a)*	3,000	89,370
Rudolph Technologies, Inc.*	6,058	45,738
Semtech Corp.*	13,910	227,707
Sigma Designs, Inc.*	5,900	59,059
Silicon Image, Inc.*	16,700	58,617
Standard Microsystems Corp.*	5,000	116,400
Supertex, Inc.(a)*	2,900	71,514

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Teradyne, Inc.(a)*	14,799	$144,290
Tessera Technologies, Inc.*	11,500	184,575
Trident Microsystems, Inc.(a)*	14,033	19,927
TriQuint Semiconductor, Inc.*	32,800	200,408
Ultra Clean Holdings*	5,100	43,452
Ultratech, Inc.*	5,300	86,231
Veeco Instruments, Inc.(a)*	6,900	236,532
Virage Logic Corp.(a)*	4,635	55,110
Volterra Semiconductor Corp.*	5,300	122,218
Zoran Corp.*	14,761	140,820
		8,684,370
Software — 4.6%
ACI Worldwide, Inc.(a)*	7,900	153,813
Actuate Corp.*	14,300	63,635
Adept Technology, Inc.*	1,000	5,040
Advent Software, Inc.*	6,100	286,456
American Software, Inc., Class A	5,100	23,562
ArcSight, Inc.(a)*	4,900	109,711
Ariba, Inc.*	18,950	301,873
Aspen Technology, Inc.(a)*	22,500	245,025
Blackbaud, Inc.(a)	12,954	282,009
Blackboard, Inc.(a)*	7,101	265,080
Bottomline Technologies, Inc.*	5,700	74,271
Bsquare Corp.(a)*	2,300	5,221
Cadence Design Systems, Inc.*	37,500	217,125
Callidus Software, Inc.(a)*	6,600	21,846
Cinedigm Digital Cinema Corp.*	5,800	7,540
Clarus Corp.(a)*	1,900	13,110
Commvault Systems, Inc.*	7,200	162,000
Deltek, Inc.(a)*	10,652	88,838
DemandTec, Inc.(a)*	3,300	22,275
Digimarc Corp.(a)*	1,256	23,550
Double-Take Software, Inc.*	2,800	29,372
Dynamics Research Corp.*	2,200	22,242
Ebix, Inc.(a)*	5,417	84,939
Epicor Software Corp.(a)*	21,300	170,187
EPIQ Systems, Inc.(a)*	8,450	109,258
ePlus, Inc.(a)*	1,200	21,000
Fair Isaac Corp.(a)	10,900	237,511
FalconStor Software, Inc.(a)*	11,650	30,756
Geeknet, Inc.(a)*	13,500	16,740
Glu Mobile, Inc.(a)*	3,800	5,054
GSE Systems, Inc.*	2,896	11,758
Guidance Software, Inc.*	4,733	24,706
Interactive Intelligence, Inc.(a)*	3,800	62,434
JDA Software Group, Inc.*	8,255	181,445
Kenexa Corp.*	5,100	61,200
Lawson Software, Inc.*	39,500	288,350
Magma Design Automation, Inc.(a)*	11,500	32,660
Manhattan Associates, Inc.*	5,462	150,478
Mentor Graphics Corp.*	20,800	184,080
MicroStrategy, Inc., Class A*	2,101	157,764
Monotype Imaging Holdings, Inc.*	5,900	53,159
Netscout Systems, Inc.*	8,185	116,391
NetSuite, Inc.*	8,530	107,819
Novell, Inc.*	51,987	295,286
Opnet Technologies, Inc.	8,654	127,127
Parametric Technology Corp.*	22,494	352,481
Pegasystems, Inc.(a)	8,200	263,302
Pervasive Software, Inc.(a)*	5,000	24,800
Phoenix Technologies Ltd.(a)*	6,950	20,086
Progress Software Corp.*	9,300	279,279
PROS Holdings, Inc.(a)*	3,840	24,960
QAD, Inc.(a)*	12,200	50,386
Quest Software, Inc.*	24,400	440,176
Radiant Systems, Inc.*	7,100	102,666
Renaissance Learning, Inc.(a)	6,522	95,808
Rosetta Stone, Inc.(a)*	3,485	80,016
S1 Corp.*	16,600	99,766
Salary.com, Inc.(a)*	3,300	8,382
Scientific Learning Corp.*	6,000	31,560
Simulations Plus, Inc.*	800	1,936
Smith Micro Software, Inc.*	6,500	61,815
Soapstone Networks, Inc.(a)	2,900	61
Sonic Solutions, Inc.(a)*	6,790	56,696
SonicWALL, Inc.*	12,100	142,175
Sourcefire, Inc.(a)*	4,000	76,000
SRS Labs, Inc.*	3,700	33,855
SuccessFactors, Inc.*	11,500	239,085
Symyx Technologies(a)*	9,200	46,092
Synchronoss Technologies, Inc.*	7,100	134,687
Take-Two Interactive Software, Inc.*	16,800	151,200
Taleo Corp., Class A*	6,770	164,443
TeleCommunication Systems, Inc., Class A*	9,200	38,088
THQ, Inc.(a)*	11,550	49,896
TIBCO Software, Inc.*	41,462	500,032
TiVo, Inc.(a)*	25,827	190,603
Tyler Technologies, Inc.(a)*	8,205	127,342
Ulticom, Inc.*	2,060	19,055
Ultimate Software Group, Inc.(a)*	5,500	180,730
Unica Corp.(a)*	3,950	37,841
Verint Systems, Inc.*	6,100	140,788
VirnetX Holding Corp.(a)	6,400	37,888
Websense, Inc.(a)*	10,800	204,120
		9,461,792
Specialty Retail — 3.8%
A.C. Moore Arts & Crafts, Inc.*	5,100	11,577
Aaron Rents, Inc.(a)	15,899	271,396
America’s Car-Mart, Inc.*	2,516	56,937
AnnTaylor Stores Corp.*	10,600	172,462
Asbury Automotive Group, Inc.*	7,200	75,888
Bakers Footwear Group, Inc.*	400	296
Barnes & Noble, Inc.(a)	12,300	158,670
Bebe Stores, Inc.	20,000	128,000
Big 5 Sporting Goods Corp.(a)	2,900	38,106
Blockbuster, Inc., Class A(a)*	32,000	7,619
Books-A-Million, Inc.(a)	3,700	22,274
Borders Group, Inc.(a)*	9,000	11,970
Boyds Collection Ltd.(a),(b)	10,600	—

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Brown Shoe Co., Inc.	9,550	$144,969
Build-A-Bear Workshop, Inc.*	3,900	26,442
Cabela’s, Inc.(a)*	15,000	212,100
Cache, Inc.*	3,300	18,744
Casual Male Retail Group, Inc.*	7,000	23,940
Charming Shoppes, Inc.(a)*	23,380	87,675
Childrens Place Retail Stores, Inc.*	6,000	264,120
Christopher & Banks Corp.	7,937	49,130
Citi Trends, Inc.*	3,000	98,820
Coldwater Creek, Inc.(a)*	20,488	68,840
Collective Brands, Inc.(a)*	13,100	206,980
Conn’s, Inc.(a)*	5,100	29,988
Cost Plus, Inc.*	4,685	16,725
Destination Maternity Corp.(a)*	1,400	35,420
Dress Barn, Inc.(a)*	15,932	379,341
DSW, Inc., Class A(a)*	2,298	51,613
Footstar, Inc.	1,300	572
Friedmans, Inc., Class A(b)	1,600	—
Genesco, Inc.*	4,900	128,919
Golfsmith International Holdings, Inc.(a)*	1,600	5,360
Group 1 Automotive, Inc.(a)*	4,900	115,297
Gymboree Corp.(a)*	6,500	277,615
Haverty Furniture Cos., Inc.(a)	3,600	44,244
hhgregg, Inc.(a)*	6,534	152,373
Hibbett Sports, Inc.(a)*	6,450	154,542
Hot Topic, Inc.(a)	7,575	38,481
Jo-Ann Stores, Inc.(a)*	5,100	191,301
Jos. A. Bank Clothiers, Inc.(a)*	3,475	187,615
Kirkland’s, Inc.*	4,300	72,563
Lithia Motors, Inc., Class A	3,531	21,822
Lumber Liquidators Holdings, Inc.(a)*	4,400	102,652
MarineMax, Inc.*	4,100	28,454
Men’s Wearhouse, Inc.(a)	8,900	163,404
Midas, Inc.(a)*	3,000	23,010
Monro Muffler, Inc.(a)	4,500	177,885
New York & Co., Inc.*	11,900	27,251
Office Depot, Inc.*	31,888	128,828
OfficeMax, Inc.*	13,500	176,310
Pacific Sunwear Of California(a)*	14,775	47,280
Penske Auto Group, Inc.(a)*	18,700	212,432
PEP Boys-Manny Moe & Jack(a)	11,700	103,662
Pier 1 Imports, Inc.*	34,700	222,427
Rent-A-Center, Inc.*	10,704	216,863
Rex Stores Corp.(a)*	1,575	25,200
Sally Beauty Holdings, Inc.(a)*	31,000	254,200
Select Comfort Corp.(a)*	8,100	70,875
Shoe Carnival, Inc.*	2,240	45,942
Sonic Automotive, Inc., Class A*	6,280	53,757
Sport Chalet, Inc.*	800	1,560
Stage Stores, Inc.	8,600	91,848
Stein Mart, Inc.*	8,030	50,027
Systemax, Inc.(a)	7,400	111,518
Talbots, Inc.(a)*	10,800	111,348
Tandy Leather Factory, Inc.(a)	2,200	9,108
The Buckle, Inc.(a)	9,375	303,938
The Cato Corp., Class A	7,100	156,342
The Finish Line, Class A	9,382	130,691
Tractor Supply Co.(a)	4,200	256,074
Trans World Entertainment(a)*	5,400	9,180
Ulta Salon Cosmetics & Fragrance, Inc.(a)*	9,290	219,801
West Marine, Inc.(a)*	2,705	29,430
Wet Seal, Inc.(a)*	20,875	76,194
Zale Corp.(a)*	7,200	11,376
Zumiez, Inc.*	6,000	96,660
		7,806,273
Textiles, Apparel & Luxury Goods — 2.0%
American Apparel, Inc.(a)*	9,500	17,385
Carter’s, Inc.*	14,200	372,750
Cherokee, Inc.	700	11,970
Columbia Sportswear Co.	8,700	406,029
CROCS, Inc.(a)*	14,600	154,468
Culp, Inc.(a)*	2,400	26,304
Deckers Outdoor Corp.*	2,600	371,462
Delta Apparel, Inc.(a)*	1,100	16,060
Frederick’s of Hollywood Group, Inc.*	1,100	825
G-III Apparel Group Ltd.(a)*	3,500	80,115
Heelys, Inc.(a)*	2,200	5,346
Iconix Brand Group, Inc.(a)*	13,100	188,247
Jones Apparel Group, Inc.	18,800	297,980
K-Swiss, Inc., Class A(a)*	5,700	64,011
Kenneth Cole Productions, Inc.,
Class A*	2,300	25,323
LaCrosse Footwear, Inc.	582	9,801
Lakeland Industries, Inc.*	440	4,030
Liz Claiborne, Inc.(a)*	15,200	64,144
Maidenform Brands, Inc.*	5,100	103,836
Movado Group, Inc.(a)*	4,000	42,720
Oxford Industries, Inc.(a)	3,600	75,348
Perry Ellis International, Inc.*	3,000	60,600
Quiksilver, Inc.*	28,800	106,560
R.G. Barry Corp.	1,900	20,957
Rocky Brands, Inc.(a)*	1,000	6,390
Skechers U.S.A., Inc., Class A*	6,800	248,336
Steven Madden Ltd.*	7,350	231,672
Tandy Brands Accessories, Inc.*	1,300	4,680
The Timberland Co., Class A*	10,360	167,314
True Religion Apparel, Inc.*	5,400	119,178
Under Armour, Inc., Class A(a)*	6,000	198,780
Unifi, Inc.*	13,600	51,952
Unifirst Corp.	3,000	132,060
Volcom, Inc.(a)*	4,900	90,993
Wolverine World Wide, Inc.	11,000	277,420
		4,055,046
Thrifts & Mortgage Finance — 1.8%
Abington Bancorp, Inc.	5,000	43,600
Anchor Bancorp Wisconsin, Inc.(a)*	4,900	2,205
Astoria Financial Corp.(a)	17,600	242,176
Atlantic Coast Federal Corp.(a)	2,500	7,475

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
Bank Mutual Corp.(a)	6,786	$38,545
BankAtlantic Bancorp, Inc., Class A(a)*	5,806	8,128
BankFinancial Corp.(a)	4,900	40,719
Beneficial Mutual Bancorp, Inc.(a)*	14,544	143,695
Berkshire Hills Bancorp, Inc.(a)	2,400	46,752
BofI Holding, Inc.(a)*	1,700	24,004
Brookline Bancorp, Inc.	14,148	125,634
CFS Bancorp, Inc.(a)	1,800	8,748
Charter Financial Corp.(a)	2,028	20,381
Citizens Community Bancorp, Inc.	400	1,520
Citizens First Bancorp, Inc.*	1,800	180
Citizens South Banking Corp.	1,200	6,810
Clifton Savings Bancorp, Inc.(a)	3,000	25,950
Danvers Bancorp, Inc.(a)	3,100	44,795
Dime Community Bancshares	10,050	123,917
Doral Financial Corp.(a)*	6,300	15,372
ESSA Bancorp, Inc.(a)	1,900	23,389
Federal Agricultural Mortgage Corp., Class C(a)	1,400	19,642
First Defiance Financial Corp.	1,000	8,940
First Federal Bancshares of Arkansas, Inc.(a)	500	1,300
First Federal of Northern Michigan Bancorp, Inc.*	300	735
First Financial Holdings, Inc.(a)	2,800	32,060
First Financial Northwest, Inc.(a)	2,239	8,866
First Financial Service Corp.	440	3,186
First Pactrust Bancorp, Inc.(a)	200	1,594
First Place Financial Corp.(a)	2,900	8,700
Flagstar Bancorp, Inc.(a)*	888	2,788
Flushing Financial Corp.	4,700	57,481
HF Financial Corp.	110	1,078
Home Federal Bancorp, Inc.(a)	4,062	51,303
HopFed Bancorp, Inc.(a)	400	3,612
K-Fed Bancorp(a)	2,875	26,105
Kearny Financial Corp.(a)	17,221	157,744
Legacy Bancorp, Inc.	2,500	22,050
Meridian Interstate Bancorp, Inc.(a)*	3,210	34,989
MGIC Investment Corp.*	30,539	210,414
New England Bancshares, Inc.	1,000	7,690
New Hampshire Thrift Bancshares, Inc.	200	2,100
NewAlliance Bancshares, Inc.	33,500	375,535
Northeast Community Bancorp, Inc.(a)	2,200	12,606
Northwest Bancshares, Inc.(a)	27,000	309,690
OceanFirst Financial Corp.	2,752	33,217
Ocwen Financial Corp.*	18,400	187,496
Oritani Financial Corp.(a)	9,652	96,520
Provident Financial Holdings, Inc.	1,000	4,800
Provident Financial Services, Inc.(a)	14,515	169,680
Provident New York Bancorp(a)	10,000	88,500
Pulaski Financial Corp.(a)	1,200	7,740
Radian Group, Inc.	21,300	154,212
Rainier Pacific Financial Group, Inc.*	700	10
Riverview Bancorp, Inc.*	2,760	6,762
Rockville Financial, Inc.(a)	4,671	55,632
Roma Financial Corp.(a)	4,100	44,526
Rome Bancorp, Inc.	1,200	11,148
SI Financial Group, Inc.(a)	2,300	14,375
The PMI Group, Inc.*	24,100	69,649
TierOne Corp.(a)*	3,600	248
Timberland Bancorp, Inc.	2,600	8,528
Tree.com, Inc.(a)*	900	5,688
Trustco Bank Corp.(a)	17,234	96,510
United Financial Bancorp, Inc.	3,955	53,986
United Western Bancorp, Inc.	1,600	1,280
ViewPoint Financial Group(a)	3,276	45,373
Washington Federal, Inc.	1,274	20,613
Waterstone Financial, Inc.(a)*	6,900	23,529
Westfield Financial, Inc.	5,000	41,650
		3,595,875
Tobacco — 0.3%
Alliance One International, Inc.(a)*	20,000	71,200
STAR SCIENTIFIC, Inc.(a)*	38,750	63,550
Universal Corp.(a)	5,600	222,208
Vector Group Ltd.(a)	15,912	267,640
		624,598
Trading Companies & Distributors — 1.2%
Aceto Corp.	7,018	40,213
Aircastle Ltd.	15,000	117,750
Applied Industrial Technologies, Inc.	8,925	225,981
Beacon Roofing Supply, Inc.(a)*	10,600	191,012
BlueLinx Holdings, Inc.(a)*	8,300	21,829
DXP Enterprises, Inc.*	2,600	40,690
Empire Resources, Inc.(a)	2,300	7,429
GATX Corp.(a)	8,350	222,778
H&E Equipment Services, Inc.(a)*	8,700	65,163
Houston Wire & Cable Co.	3,600	39,060
Interline Brands, Inc.*	6,600	114,114
Kaman Corp., Class A	5,300	117,236
Lawson Products, Inc.	1,575	26,743
RSC Holdings, Inc.(a)*	16,569	102,231
Rush Enterprises, Inc., Class A*	6,000	80,160
TAL International Group, Inc.(a)	7,400	166,278
Textainer Group Holdings Ltd.(a)	7,700	185,878
Titan Machinery, Inc.*	2,536	33,298
United Rentals, Inc.(a)*	11,200	104,384
Watsco, Inc.(a)	5,300	306,976
WESCO International, Inc.(a)*	8,100	272,727
Willis Lease Finance Corp.(a)*	900	8,298
		2,490,228
Transportation Infrastructure — 0.0%
CAI International, Inc.*	3,100	36,890

Water Utilities — 0.3%
American States Water Co.(a)	3,550	117,647
Artesian Resources Corp., Class A(a)	1,300	23,998

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Water Utilities (Continued)
Cadiz, Inc.(a)*	2,500	$30,175
California Water Service Group	4,300	153,510
Connecticut Water Service, Inc.(a)	1,900	39,938
Middlesex Water Co.(a)	2,337	37,041
SJW Corp.(a)	4,400	103,136
Southwest Water Co.	5,908	61,916
York Water Co.(a)	1,271	18,048
		585,409
Wireless Telecommunication Services — 0.3%
Leap Wireless International, Inc.(a)*	11,405	148,037
NTELOS Holdings Corp.	6,327	108,824
Shenandoah Telecommunications Co.(a)	3,100	54,994
Syniverse Holdings, Inc.*	15,400	314,930
USA Mobility, Inc.	3,000	38,760
		665,545
TOTAL COMMON STOCKS (Identified Cost $238,226,535)		204,114,978

RIGHTS & WARRANTS — 0.0%
Commercial Banks — 0.0%
Hanmi Finl Corp., expires 07/06/2010(a)*	9,300	558

Hotels, Restaurants & Leisure — 0.0%
Krispy Kreme Doughnuts, Inc., expires 3/2/2012*	130	12

Machinery — 0.0%
Xerium Technologies, Inc., expires 5/25/2014(a)*	305	305

Pharmaceuticals — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc., expires 12/31/10*	13,728	1,798

Specialty Retail — 0.0%
Ligand Pharamaceuticals, expires 12/31/11(b)*	1,800	—

Thrifts & Mortgage Finance — 0.0%
Bankatlantic Bancorp, Inc., expires 7/20/2010(a)*	1,898	—

TOTAL RIGHTS & WARRANTS (Identified Cost $12,767)		2,673

SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	500,003	500,003
		500,004
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $500,004)		500,004

COLLATERAL FOR SECURITIES ON LOAN — 33.7%
Short term — 33.7%
State Street Navigator Prime Portfolio	68,891,273	68,891,273

TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $68,891,273)		68,891,273

Total Investments — 134.0%
(Identified Cost $307,630,579)#		273,508,928
Liabilities, Less Cash and Other Assets — (34.0%)		(69,347,859)
Net Assets — 100.0%		$204,161,069

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of June 30, 2010, the market value of the securities on loan was $66,670,954.
(b)	Bankrupt security/delisted.
#
At June 30, 2010 the aggregate cost of investment securities for income tax purposes was $308,309,727. Net unrealized depreciation aggregated $34,800,799 of which $33,072,106 related to appreciated investment securities and $67,872,905 related to depreciated investment securities.

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010

	SHARES	VALUE†
COMMON STOCKS — 98.9%
Australia — 6.2%
Alumina Ltd.	114,754	$147,306
Amcor Ltd.	192,720	1,034,977
Asciano Group*	411,050	560,522
Australia & New Zealand Banking Group Ltd.	284,693	5,178,629
Bank of Queensland Ltd.(a)	69,239	610,212
Bendigo and Adelaide Bank Ltd.	74,465	512,730
BlueScope Steel Ltd.*	269,613	476,588
Boral Ltd.(a)	124,419	504,797
Caltex Australia Ltd.(a)	54,126	430,092
Crown Ltd.(a)	93,768	613,280
CSR Ltd.(a)	184,052	260,275
Downer EDI Ltd.(a)	64,202	194,551
Fairfax Media Ltd.(a)	279,821	309,734
Goodman Fielder Ltd.	254,361	287,976
Harvey Norman Holdings Ltd.(a)	21,848	60,873
Incitec Pivot Ltd.	240,274	552,144
Insurance Australia Group Ltd.	95,401	273,836
Lend Lease Corp. Ltd.	61,659	380,438
Macquarie Group Ltd.(a)	23,362	729,964
National Australia Bank Ltd.	125,483	2,458,958
OneSteel Ltd.	108,199	271,408
Origin Energy Ltd.	127,261	1,600,402
OZ Minerals Ltd.*	83,878	67,780
Primary Health Care Ltd.	47,988	143,802
Qantas Airways Ltd.*	197,873	366,431
Santos Ltd.	48,692	516,430
Sims Metal Management Ltd.(a)	37,942	546,454
Suncorp-Metway Ltd.	204,445	1,383,617
TABCORP Holdings Ltd.	82,583	440,025
Tatts Group Ltd.	76,347	143,954
Washington H Soul Pattinson & Co., Ltd.	11,161	121,662
Wesfarmers Ltd.	200,456	4,834,225
		26,014,072
Austria — 0.1%
Erste Group Bank AG	17,259	556,227

Belgium — 0.7%
Delhaize Group	13,262	968,667
Fortis	1,826	4,133
KBC Groep NV*	12,340	480,389
Solvay SA	6,457	554,058
UCB SA(a)	31,369	991,020
		2,998,267
Canada — 10.5%
Astral Media, Inc.	10,600	357,963
Bank of Montreal	26	1,410
BCE, Inc.(a)	61,530	1,795,239
Canadian Pacific Railway Ltd.	39,365	2,109,968
Canadian Tire Corp., Ltd.	18,300	913,668
Canadian Utilities Ltd., Class A	9,200	392,008
Cenovus Energy, Inc.	15,582	401,058
CGI Group, Inc.*	17,500	260,392
Empire Co., Ltd., Class A	7,800	385,842
EnCana Corp.(a)	114,502	3,467,704
Ensign Energy Services, Inc.	16,271	191,361
Fairfax Financial Holdings Ltd.	2,700	988,846
First Quantum Minerals Ltd.	4,730	237,933
George Weston Ltd.(a)	7,700	526,642
Gerdau Ameristeel Corp.*	22,700	246,927
Goldcorp, Inc.	31,900	1,396,702
Groupe Aeroplan, Inc.	22,400	186,430
Husky Energy, Inc.	32,350	767,004
Industrial Alliance Insurance & Financial Services, Inc.	20,285	665,019
Inmet Mining Corp.	3,025	119,772
Intact Financial Corp.	5,100	215,105
Loblaw Companies Ltd.(a)	14,200	515,018
Magna International, Inc., Class A	25,112	1,654,318
Manitoba Telecom Services, Inc.(a)	2,300	58,140
Manulife Financial Corp.(a)	200,235	2,906,046
New Gold, Inc.*	21,843	135,627
Nexen, Inc.	50,851	1,000,254
Sears Canada, Inc.	6,657	161,649
Sino-Forest Corp.*	21,812	310,005
Sun Life Financial, Inc.(a)	137,755	3,618,083
Suncor Energy, Inc.	20,800	612,150
Talisman Energy, Inc.	260,300	3,936,715
Teck Resources Ltd.(a)	100,020	2,957,709
TELUS Corp.	3,000	113,203
TELUS Corp.(a)	17,486	632,719
Thomson Reuters Corp.(a)	106,534	3,812,827
TransAlta Corp.	21,369	395,845
TransCanada Corp.(a)	107,161	3,584,616
Viterra, Inc.*	48,000	319,684
Yamana Gold, Inc.	166,200	1,704,856
		44,056,457
Denmark — 1.2%
A P Moller - Maersk A/S	222	1,766,073
Carlsberg A/S	19,315	1,480,440
Danisco A/S	3,805	257,287
Danske Bank*	57,401	1,112,863
Jyske Bank A/S*	9,528	278,103
		4,894,766
Finland — 1.1%
Fortum Oyj	28,399	627,877
Kesko Oyj	12,415	404,288
Neste Oil Oyj(a)	10,007	146,233
Rautaruukki Oyj(a)	8,300	121,999
Sampo Oyj, Class A	3,373	71,645
Stora Enso Oyj, R Shares	166,360	1,215,514
UPM-Kymmene Oyj	153,593	2,051,007
		4,638,563

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France — 6.7%
Air France-KLM*	47,558	$571,327
AXA SA	259,150	4,038,909
BNP Paribas SA	92,084	5,041,321
Cap Gemini SA	11,658	517,421
Casino Guichard Perrachon SA	8,468	645,951
Cie de Saint-Gobain	42,298	1,598,016
Cie Generale de Geophysique- Veritas, ADR(a)*	9,901	176,139
Ciments Francais SA	2,017	150,949
CNP Assurances	5,341	365,357
Compagnie Generele des Etablissements Michelin, Class B, ADR(a)*	19,640	1,386,488
Credit Agricole SA(a)	117,270	1,238,290
Credit Industriel et Commercial	518	71,262
Groupe Eurotunnel SA	10,320	70,330
Lafarge SA(a)	36,817	2,029,351
Lagardere SCA	41,545	1,306,153
Natixis*	13,406	59,328
Peugeot SA*	33,510	863,195
PPR	13,872	1,739,594
Renault SA*	29,046	1,093,449
Rexel SA*	630	8,863
Safran SA	11,073	310,960
SCOR	14,662	281,313
Societe Generale	28,964	1,214,859
Vivendi	171,450	3,525,392
		28,304,217
Germany — 7.9%
Allianz SE	58,451	5,850,375
Bayerische Motoren Werke AG(a)	78,496	3,845,792
Commerzbank AG(a)*	27,100	191,379
Daimler AG*	124,341	6,373,951
Deutsche Bank AG	22,619	1,291,705
Deutsche Bank AG(a)	17,416	978,082
Deutsche Lufthansa AG*	50,963	709,826
Deutsche Telekom AG	475,474	5,641,647
E.On AG	19,081	517,530
Fraport AG Frankfurt Airport Services Worldwide(a)	1,219	52,113
Hannover Rueckversicherung AG	7,966	343,865
HeidelbergCement AG	6,216	297,740
Muenchener Rueckversicherungs AG	48,420	6,119,393
Salzgitter AG	3,208	192,183
ThyssenKrupp AG	33,370	830,412
		33,235,993
Greece — 0.1%
Alpha Bank AE*	5,662	27,972
Hellenic Petroleum SA	26,868	192,205
Marfin Investment Group SA*	33,656	41,568
		261,745
Hong Kong — 2.5%
Cathay Pacific Airways Ltd.	17,374	34,762
Cheung Kong Holdings Ltd.	156,000	1,819,055
Great Eagle Holdings Ltd.	23,552	60,431
Hang Lung Group Ltd.	27,000	144,936
Henderson Land
Development Co., Ltd.(a)*	128,000	756,142
Hopewell Holdings Ltd.	55,000	156,095
Hutchison Whampoa Ltd.	656,000	4,060,563
New World Development Co., Ltd.	526,120	863,478
Sino Land Co.	94,753	171,816
Sun Hung Kai Properties Ltd.	80,646	1,113,337
The Hongkong &
Shanghai Hotels Ltd.(a)	68,495	111,887
Tsim Sha Tsui Properties	58,492	171,264
Wharf Holdings Ltd.	80,250	396,772
Wheelock & Co., Ltd.	233,000	665,766
		10,526,304
Ireland — 0.3%
CRH PLC, ADR(a)	64,781	1,353,923

Italy — 2.0%
Banca Monte dei Paschi
di Siena SpA(a)*	351,512	401,906
Banca Popolare di Milano Scarl	65,273	271,584
Banco Popolare Scarl(a)	18,470	102,767
Fiat SpA	67,320	700,974
Intesa Sanpaolo SpA	663,140	1,771,862
Italcementi SpA	10,703	82,128
Telecom Italia SpA	1,485,160	1,652,676
UniCredit SpA	1,223,630	2,751,724
Unione di Banche Italiane SCPA	95,402	828,302
		8,563,923
Japan — 20.3%
Aeon Co., Ltd.(a)	112,000	1,197,082
Aisin Seiki Co., Ltd.	42,600	1,163,110
Ajinomoto Co., Inc.	107,000	976,633
Alfresa Holdings Corp.(a)	2,500	121,303
Amada Co., Ltd.	51,000	340,327
Aoyama Trading Co., Ltd.	7,800	140,623
Aozora Bank Ltd.(a)	147,000	192,863
Asahi Kasei Corp.	81,000	427,835
Asatsu-DK, Inc.(a)	1,100	28,229
Bank of Kyoto Ltd.	45,000	373,579
Bank of Yokohama Ltd.	45,000	208,166
Canon Marketing Japan, Inc.(a)	8,000	113,555
Chiba Bank Ltd.	49,000	298,716
Chudenko Corp.	5,700	66,661
Chugoku Bank Ltd.(a)	24,000	285,020
Chuo Mitsui Trust Holdings, Inc.	59,000	210,869
Citizen Holdings Co., Ltd.	68,900	427,824
Coca-Cola West Co., Ltd.	7,200	119,627
COMSYS Holdings Corp.(a)	9,000	81,434
Cosmo Oil Co., Ltd.(a)	72,000	174,269
Credit Saison Co., Ltd.	18,900	200,725

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Dai Nippon Printing Co., Ltd.(a)	119,000	$1,390,341
Daicel Chemical Industries Ltd.	45,000	307,414
Daido Steel Co., Ltd.(a)	68,000	294,565
Dainippon Sumitomo Pharma Co., Ltd.(a)	15,100	116,476
Daishi Bank Ltd.	40,000	132,104
Daiwa House Industry Co., Ltd.	35,000	318,668
Daiwa Securities Group, Inc.	227,000	970,491
Denso Corp.	6,600	184,828
Fuji Heavy Industries Ltd.(a)*	218,000	1,183,510
Fuji Media Holdings, Inc.	29	42,017
FUJIFILM Holdings Corp.	113,700	3,328,119
Fujikura Ltd.	65,000	287,451
Fukuoka Financial Group, Inc.(a)	153,000	643,737
Glory Ltd.(a)	7,800	171,677
Gunma Bank Ltd.	55,000	294,237
H2O Retailing Corp.(a)	18,000	117,672
Hachijuni Bank Ltd.	68,000	385,319
Hakuhodo DY Holdings, Inc.	2,090	105,901
Higo Bank Ltd.	29,000	161,375
Hiroshima Bank Ltd.	27,000	108,715
Hitachi Capital Corp.	2,600	34,935
Hitachi High-Technologies Corp.	3,800	70,529
Hitachi Ltd.*	90,000	329,808
Hitachi Transport System Ltd.	1,800	26,446
Hokkoku Bank Ltd.	38,000	141,831
Hokuhoku Financial Group, Inc.	172,000	319,041
House Foods Corp.	8,700	128,313
Hyakugo Bank Ltd.	31,000	134,287
Hyakujushi Bank Ltd.	35,000	130,238
Idemitsu Kosan Co., Ltd.	7,700	585,240
Inpex Corp.(a)	124	697,031
Isetan Mitsukoshi Holdings Ltd.(a)	50,400	497,074
ITOCHU Corp.	21,500	171,436
Iyo Bank Ltd. (a)	20,000	187,299
J Front Retailing Co., Ltd.	112,000	547,237
Joyo Bank Ltd.	91,000	363,321
JS Group Corp.	70,700	1,364,183
JTEKT Corp.	16,700	157,339
Juroku Bank Ltd.	33,000	117,944
JX Holdings, Inc.*	446,500	2,206,871
Kagoshima Bank Ltd.	22,000	142,826
Kajima Corp.(a)	76,000	174,495
Kamigumi Co., Ltd.	22,000	170,197
Kandenko Co., Ltd.	9,000	53,645
Kaneka Corp.	55,000	322,852
Kawasaki Kisen Kaisha Ltd.(a)*	82,000	339,445
Keiyo Bank	24,000	126,223
Kewpie Corp.(a)	7,900	91,228
Kinden Corp.	34,000	291,104
Kyocera Corp.	21,700	1,781,847
Kyowa Hakko Kirin Co., Ltd.(a)	30,000	287,055
Marui Group Co., Ltd.	55,700	379,880
Maruichi Steel Tube Ltd.	2,500	48,182
Mazda Motor Corp.	166,000	394,277
Mediceo Paltac Holdings Co., Ltd.	19,700	235,736
MEIJI Holdings Co., Ltd.(a)	9,100	374,642
Mitsubishi Chemical Holdings Corp.	375,000	1,734,717
Mitsubishi Gas Chemical Co., Inc.(a)	35,000	172,199
Mitsubishi Heavy Industries Ltd.	482,000	1,684,533
Mitsubishi Logistics Corp.	10,000	112,990
Mitsubishi Materials Corp.*	120,000	324,379
Mitsubishi Tanabe Pharma Corp.	39,000	597,252
Mitsubishi UFJ Financial Group, Inc.(a)	812,591	3,705,415
Mitsui & Co. Ltd., ADR	2,252	542,732
Mitsui Chemicals, Inc.(a)	200,000	567,777
Mitsui OSK Lines Ltd.	14,000	94,056
Mitsui Sumitomo Insurance Group Holdings, Inc.	65,300	1,417,301
Mitsumi Electric Co., Ltd.	7,700	133,160
Nagase & Co., Ltd.	24,000	251,360
Namco Bandai Holdings, Inc.	18,700	165,607
Nanto Bank Ltd.	1,000	5,180
NEC Corp.(a)	366,000	964,520
Nippon Express Co., Ltd.	106,000	483,153
Nippon Meat Packers, Inc.	27,067	337,974
Nippon Paper Group, Inc.	14,200	395,573
Nippon Sheet Glass Co., Ltd.	210,000	522,536
Nippon Shokubai Co., Ltd.	25,000	239,496
Nippon Television Network Corp.	1,030	142,475
Nippon Yusen	175,000	647,232
Nissan Motor Co., Ltd.*	80,200	567,836
Nisshin Seifun Group, Inc.	7,000	79,805
Nisshin Steel Co., Ltd.	175,000	283,040
Nisshinbo Holdings, Inc.	23,000	223,458
NKSJ Holdings, Inc.*	39,000	233,343
NOK Corp.(a)	16,200	261,098
NTN Corp.	81,000	337,137
Obayashi Corp.	81,000	325,228
OJI Paper Co., Ltd.(a)	99,000	489,317
Onward Holdings Co., Ltd.(a)	28,000	223,582
Panasonic Corp.(a)	80,442	1,007,938
Panasonic Electric Works Co., Ltd.	22,000	219,216
Rengo Co., Ltd.	18,000	114,211
Ricoh Co., Ltd.(a)	127,000	1,638,941
Rohm Co., Ltd.	13,300	807,793
San-In Godo Bank Ltd.	22,000	170,446
Sapporo Hokuyo Holdings, Inc.	32,000	142,238
SBI Holdings, Inc.	1,506	190,943
Seiko Epson Corp.	28,000	365,142
Seino Holdings Corp.	23,000	159,724
Sekisui Chemical Co., Ltd.	58,000	366,047
Sekisui House Ltd.	158,000	1,365,289
Seven & I Holdings Co., Ltd.	125,500	2,905,599
Sharp Corp.	153,000	1,637,030
Shiga Bank Ltd.	30,000	175,423
Shimachu Co., Ltd.	6,600	121,154
Shimizu Corp.	62,000	214,579
Shinko Securities Co., Ltd.	67,000	151,558
Shinsei Bank Ltd.(a)*	193,000	165,899
Shizuoka Bank Ltd.	53,000	466,369
Showa Shell Sekiyu KK(a)	25,000	173,896

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
SKY Perfect JSAT Holdings, Inc.(a)	167	$60,065
Sohgo Security Services Co., Ltd.	7,900	80,595
Sojitz Corp.	149,700	237,041
Sony Corp., ADR(a)	212,565	5,671,234
Sumitomo Bakelite Co., Ltd.	55,000	272,465
Sumitomo Corp.(a)	193,600	1,964,137
Sumitomo Electric Industries Ltd.	144,800	1,714,705
Sumitomo Forestry Co., Ltd.	28,200	227,093
Sumitomo Mitsui Financial Group, Inc.	54,100	1,552,970
Suzuken Co., Ltd.	11,400	383,718
Suzuki Motor Corp.	15,800	313,981
Taiheiyo Cement Corp.*	117,000	149,533
Taisei Corp.(a)	181,000	366,442
Taisho Pharmaceutical Co. Ltd.	19,000	376,497
Takashimaya Co., Ltd.(a)	45,000	363,400
Teijin Ltd.	275,000	827,348
The 77 Bank Ltd.(a)	60,000	325,058
The Bank of Iwate Ltd.(a)	2,000	113,329
The Nishi-Nippon City Bank Ltd.	89,000	257,694
The Yokohama Rubber Co., Ltd.	7,000	31,906
Toda Corp.(a)	30,000	97,721
Tokuyama Corp.	26,000	115,863
Tokyo Broadcasting System Holdings, Inc.	6,900	94,742
Tokyo Steel Manufacturing Co., Ltd.(a)	16,100	188,651
Tokyo Tatemono Co., Ltd.(a)	42,000	131,584
Toppan Printing Co., Ltd.(a)	175,000	1,403,325
Tosoh Corp.	86,000	225,663
Toyo Seikan Kaisha Ltd.	58,000	858,700
Toyota Auto Body Co., Ltd.	7,000	88,673
Toyota Motor Corp., ADR (a)	44,712	3,065,902
Toyota Tsusho Corp.	25,900	375,545
TV Asahi Corp.	47	68,468
UNY Co., Ltd.	39,000	299,949
Wacoal Holdings Corp.(a)	7,000	85,506
Yamaguchi Financial Group, Inc.	51,000	492,032
Yamaha Corp.	32,700	338,780
		85,162,315
Netherlands — 4.1%
Aegon NV*	280,066	1,517,180
Akzo Nobel NV	5,777	303,805
ArcelorMittal	85,949	2,349,571
European Aeronautic Defence and Space Co.(a)*	102,142	2,107,136
ING Groep NV*	255,209	1,927,420
Koninklijke DSM NV	31,703	1,273,529
Koninklijke Philips Electronics NV(a)	177,191	5,356,279
Randstad Holding NV*	13,180	522,760
STMicroelectronics NV	240,145	1,933,465
		17,291,145
New Zealand — 0.1%
Contact Energy Ltd.*	50,843	198,429

Norway — 0.9%
DnB NOR ASA	146,369	1,420,338
Marine Harvest ASA	124,000	82,790
Norsk Hydro ASA(a)*	205,400	938,980
Orkla ASA(a)	161,370	1,039,969
Storebrand ASA*	71,400	370,838
		3,852,915
Portugal — 0.2%
Banco Comercial Portugues SA(a)	57,000	43,216
Banco Espirito Santo SA	139,969	556,273
		599,489
Singapore — 1.7%
CapitaLand Ltd.	501,000	1,288,930
DBS Group Holdings Ltd.	157,000	1,534,882
Fraser & Neave Ltd.	331,500	1,220,056
Golden Agri-Resources Ltd.	1,188,000	449,968
Neptune Orient Lines Ltd.(a)*	169,749	242,620
Singapore Airlines Ltd.	165,340	1,725,122
Singapore Airport Terminal Services Ltd.	93,258	178,612
United Industrial Corp., Ltd.	177,000	265,633
UOL Group Ltd.(a)	138,000	374,759
		7,280,582
Spain — 2.9%
Acciona SA(a)	8,496	652,346
Banco de Sabadell SA(a)	242,021	1,100,954
Banco Espanol de Credito SA(a)	17,691	141,569
Banco Popular Espanol SA(a)	130,409	670,893
Banco Santander SA	150,632	1,609,911
Criteria Caixacorp SA	223,076	916,842
Gas Natural SDG SA(a)	40,505	589,425
Iberdrola Renovables SA	145,563	457,820
Repsol YPF SA	294,945	6,010,622
		12,150,382
Sweden — 2.7%
Boliden AB	2,663	29,798
Holmen AB- B Shares	18,717	446,240
Nordea Bank AB	373,814	3,111,381
Skandinaviska Enskilda Banken AB, Series A	138,727	743,687
SSAB Svenskt Stal AB, Series A(a)	42,025	570,225
SSAB Svenskt Stal AB, Series B(a)	17,977	217,988
Svenska Cellulosa AB, Series B	131,362	1,554,979
Svenska Handelsbanken AB, Series A(a)	37,504	924,451
Swedbank AB, Class A*	43,518	404,911
Tele2 AB, Class B(a)	51,831	779,059
TeliaSonera AB(a)	186,421	1,203,780
Volvo AB, Series A*	29,171	311,450
Volvo AB, Series B*	79,433	889,850
		11,187,799

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Switzerland — 7.4%
Adecco SA	32,604	$1,565,391
Baloise Holding AG	14,302	1,002,474
Banque Cantonale Vaudoise	1,400	578,652
Credit Suisse Group AG	236,694	8,985,961
Givaudan SA	1,372	1,172,981
Helvetia Holding AG	1,240	327,300
Holcim Ltd.	59,158	3,998,386
Novartis AG(a)	14,519	701,558
Swiss Life Holding AG*	4,315	416,347
Swiss Reinsurance(a)	60,442	2,507,178
UBS AG*	137,205	1,840,687
UBS AG*	36,300	479,886
Valiant Holding	2,700	503,753
Zurich Financial Services AG	32,199	7,154,670
		31,235,224
United Kingdom — 19.3%
Amlin PLC	54,900	318,097
Anglo American PLC*	6,194	217,526
Associated British Foods PLC	99,828	1,453,497
Aviva PLC	557,939	2,618,391
Barclays PLC	414,897	1,677,134
Barclays PLC, ADR(a)	72,900	1,158,381
British Airways PLC(a)*	201,361	589,673
Cable & Wireless Communications PLC	270,144	233,092
Cable & Wireless Worldwide	270,144	349,537
Carnival PLC(a)	36,295	1,176,321
Carnival PLC, ADR	37,860	1,234,850
easyJet PLC*	57,000	338,781
HSBC Holdings PLC	240,809	2,213,446
HSBC Holdings PLC, ADR(a)	127,904	5,831,143
International Power PLC	409,589	1,837,737
Investec PLC	22,087	149,689
J Sainsbury PLC	390,072	1,873,724
Kazakhmys PLC	42,677	633,811
Kingfisher PLC	803,327	2,534,931
Legal & General Group PLC	948,679	1,114,802
Mondi PLC	22,915	131,505
Old Mutual PLC	776,818	1,201,267
Pearson PLC	101,485	1,346,464
Pearson PLC, ADR(a)	75,300	990,195
Rexam PLC	261,984	1,186,034
Royal & Sun Alliance Insurance Group PLC	725,629	1,296,658
Royal Bank of Scotland Group PLC, ADR*	5,198	62,896
Royal Dutch Shell PLC	154,388	3,762,247
Royal Dutch Shell PLC, ADR	256,493	12,383,482
Standard Life PLC	147,070	383,442
Thomas Cook Group PLC	170,467	454,885
Tomkins PLC, ADR(a)	37,033	493,650
Vodafone Group PLC(a)	145,000	2,997,150
Vodafone Group PLC, ADR	7,705,739	16,020,547
Whitbread PLC	22,784	479,646
WM Morrison Supermarkets PLC	611,503	2,431,214
Wolseley PLC*	49,550	991,298
WPP PLC	201,712	1,915,257
Xstrata PLC	388,338	5,145,356
		81,227,756
TOTAL COMMON STOCKS (Identified Cost $424,763,141)		415,590,493

PREFERRED STOCKS — 0.0%
Germany — 0.0%
Porsche Automobil Holding SE	1,562	67,417

TOTAL PREFERRED STOCKS (Identified Cost $105,116)		67,417

RIGHTS & WARRANTS — 0.0%
Hong Kong — 0.0%
Henderson Land Development, expires 6/1/2011(a)*	25,600	4,340

Norway — 0.0%
Norsk Hydro ASA, expires 7/9/2010(a)*	62,512	32,275

TOTAL RIGHTS & WARRANTS (Identified Cost $0)		36,615

SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Money Market Fund	1,390,004	1,390,004
SSgA Government Money Market Fund	1	1
		1,390,005
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,390,005)		1,390,005

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN — 16.4%
Short Term — 16.4%
State Street Navigator Prime Portfolio	68,927,256	$68,927,256
		68,927,256
TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $68,927,256)		68,927,256

Total Investments — 115.6%
(Identified Cost $495,185,518)#		486,011,786
Liabilities, Less Cash and
Other Assets — (15.6%)		(65,741,244)
Net Assets — 100.0%		$420,270,542

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of June 30, 2010, the market value of the securities on loan was $66,038,599.
#	At June 30, 2010 the aggregate cost of investment securities for income tax purposes was $495,374,778. Net unrealized depreciation aggregated $9,362,992 of which $50,031,974 related to appreciated investment securities and $59,394,966 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

Ten Largest Industry Holdings June 30, 2010
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	14.7%
Insurance	11.7%
Oil, Gas & Consumable Fuels	10.1%
Metals & Mining	4.9%
Wireless Telecommunication Services	4.5%
Automobiles	4.4%
Food & Staples Retailing	4.0%
Capital Markets	3.8%
Media	3.4%
Diversified Telecommunication Services	3.0%

See notes to financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small Company
Portfolio	13,158,343	$174,216,464

TOTAL MUTUAL FUNDS
(Identified Cost $136,409,433)		174,216,464

Total Investments — 100.0%
(Identified Cost $136,409,433)#		174,216,464
Liabilities, Less Cash and
Other Assets — (0.0%)		(30,889)
Net Assets — 100.0%		$174,185,575

†	See Note 1.
#
At June 30, 2010 the aggregate cost of investment securities for income tax purposes was $160,087,241. Net unrealized appreciation aggregated $14,129,223, which related solely to appreciated investment securities.

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010

	SHARES	VALUE†
COMMON STOCKS — 96.3%
Brazil — 8.8%
Banco Santander Brasil SA	6,200	$63,649
Banco Santander Brasil SA, ADR	58,100	600,173
BM&FBOVESPA SA	136,300	875,945
BR Malls Participacoes SA	7,100	92,438
Braskem SA, ADR	10,100	142,915
BRF - Brasil Foods SA	14,600	191,701
BRF - Brasil Foods SA, ADR	28,800	381,888
Brookfield Incorporacoes SA	6,200	26,724
Cosan SA Industria e Comercio*	15,500	193,900
Empresa Brasileira de Aeronautica
SA, ADR	10,900	228,355
Fibria Celulose SA, ADR*	13,799	204,225
Gafisa SA	10,800	130,788
Gerdau SA	21,600	208,102
Gerdau SA, ADR	69,780	919,700
JBS SA	11,600	48,857
Marfrig Alimentos SA	11,316	105,825
MPX Energia SA*	4,200	46,683
Multiplan Empreendimentos
Imobiliarios SA	2,300	42,063
NET Servicos de Comunicacao
SA, ADR*	5,604	52,622
Petroleo Brasileiro SA	5,804	199,193
Rossi Residencial SA	10,500	75,681
Sul America SA	2,600	63,365
Ultrapar Participacoes SA, ADR	319	15,085
Usinas Siderurgicas de
Minas Gerais SA	12,700	333,507
		5,243,384
Chile — 3.8%
Banco de Credito e Inversiones	2,597	106,345
Cencosud SA	45,361	205,186
Cia General de Electricidad	18,040	108,362
CorpBanca SA, ADR	1,900	91,656
Cristalerias de Chile SA	4,091	46,450
Empresas CMPC SA	13,960	611,014
Empresas COPEC SA	28,567	449,758
Enersis SA, ADR	29,100	579,381
Madeco SA	400,000	21,500
Masisa SA*	435,832	57,850
		2,277,502
China — 12.7%
Agile Property Holdings Ltd.	73,859	76,924
Angang Steel Co., Ltd., H Shares	78,000	94,759
Bank of China Ltd., H Shares	2,851,000	1,453,527
Beijing Capital International Airport Co.,
Ltd., H Shares	78,000	46,378
Beijing Enterprises Holdings Ltd.	36,500	238,821
Brilliance China Automotive
Holdings Ltd.*	160,000	52,190
Chaoda Modern Agriculture
Holdings Ltd.	170,354	167,140
China Agri-Industries Holdings Ltd.	109,000	127,241
China BlueChemical Ltd.	56,000	31,283
China Citic Bank	245,000	157,315
China Coal Energy Co.	151,000	191,007
China Communication Services Corp.,
Ltd., H Shares	86,000	42,189
China Communications Construction
Co., Ltd.	204,000	187,577
China Construction Bank Corp.,
H Shares	283,000	230,415
China Everbright Ltd.	54,000	124,686
China Merchants Holdings
International Co., Ltd.	69,248	229,881
China Petroleum & Chemical Corp.	4,482	360,846
China Pharmaceutical Group Ltd.	14,000	8,402
China Railway Construction Corp., Ltd.	99,500	125,734
China Resources Enterprise	92,000	341,445
China Resources Land Ltd.	98,000	186,010
China Shanshui Cement Group Ltd.	26,000	11,638
China Shipping Container Lines Co.,
Ltd., H Shares*	130,200	46,817
China Travel International Inv HK*	30,000	6,434
China Unicom Hong Kong Ltd.	42,000	56,849
China Unicom Hong Kong Ltd., ADR	34,880	463,904
Citic Pacific Ltd.	144,000	269,622
COSCO Pacific Ltd.	76,000	91,256
Country Garden Holdings Co.	226,000	60,658
Dalian Port PDA Co., Ltd., H Shares	128,000	55,724
Denway Motors Ltd.	390,000	184,810
Fosun International	163,500	116,322
Franshion Properties China Ltd.	168,000	46,601
Great Wall Motor Co., Ltd., H Shares	21,000	36,893
Guangshen Railway Co., Ltd., ADR	3,500	60,340
Guangzhou R&F Properties Co., Ltd.	18,000	22,977
Harbin Power Equipment Co., Ltd.	34,000	24,495
Hidili Industry International
Development Ltd.*	30,000	22,067
HKC Holdings Ltd.*	291,591	19,847
Hong Kong Energy Holdings Ltd.*	3,434	256
Hopson Development Holdings Ltd.	36,000	44,891
Hunan Non-Ferrous Metal Corp.,
Ltd., H Shares*	96,000	31,437
Industrial & Commercial Bank
of China	151,000	111,114
Kingboard Chemical Holdings Ltd.	30,500	132,389
Maanshan Iron & Steel, H Shares	128,000	56,546
Minmetals Resources Ltd.*	60,000	21,344
Neo-China Land Group Holdings Ltd.*	42,500	16,647
New World China Land Ltd.	21,200	6,597
Poly Hong Kong Investments Ltd.	54,000	53,536
Semiconductor Manufacturing
International Corp.*	994,000	80,420
Semiconductor Manufacturing
International Corp., ADR*	7,700	30,030
Shanghai Industrial Holdings Ltd.	55,000	220,017
Shenzhen International Holdings	297,500	18,530
Shenzhen Investment Ltd.	86,000	24,960
Shimao Property Holdings Ltd.	113,500	178,699
Shui On Land Ltd.	146,000	63,561
See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (continued)
Sino-Ocean Land Holdings Ltd.	228,434	$165,453
Sinofert Holdings Ltd.*	56,000	22,222
Sinotrans Ltd., H Shares	106,000	24,230
Sinotruk Hong Kong Ltd.	60,000	47,927
Soho China Ltd.	103,500	60,609
Tian An China Investment	10,000	6,418
Travelsky Technology Ltd., H Shares	42,000	34,789
Weiqiao Textile Co., H Shares	60,000	37,370
		7,561,016
Czech Republic — 0.6%
Central European Media
Enterprises Ltd.*	5,000	103,430
Telefonica O2 Czech Republic AS	5,541	107,770
Unipetrol*	17,412	159,144
		370,344
Hungary — 0.8%
Egis Gyogyszergyar Nyrt	2,283	184,846
Fotex Holding SE Co., Ltd.*	10,261	16,089
OTP Bank Nyrt*	11,932	243,567
		444,502
India — 11.7%
Aditya Birla Nuvo Ltd.	2,706	44,300
Ambuja Cements Ltd.	67,211	166,418
Amtek Auto Ltd.	7,584	28,935
Apollo Hospitals Enterprise Ltd.	4,934	79,776
Ashok Leyland Ltd.	33,000	45,402
Bajaj Finserv Ltd.	1,407	13,293
Bajaj Holdings and Investment Ltd.	1,407	21,222
Bank of Baroda	4,881	73,838
Bank of India	7,035	52,810
Bhushan Steel Ltd.	1,498	45,767
Bombay Rayon Fashions Ltd.	9,393	52,653
Cairn India Ltd.*	37,422	245,022
Canara Bank	5,493	53,635
Central Bank Of India	14,255	43,123
DLF Ltd.	11,665	72,584
Federal Bank Ltd.	9,627	65,945
HCL Infosystems Ltd.	7,658	18,904
Hindalco Industries Ltd.	86,851	270,398
ICICI Bank Ltd., ADR	38,310	1,384,523
IDBI Bank Ltd.	16,131	41,261
Idea Cellular Ltd.*	42,169	54,249
IFCI Ltd.	41,672	51,277
India Cements Ltd.	9,576	22,247
Indiabulls Real Estate Ltd.*	18,029	61,410
Indian Bank	12,173	59,378
Indian Hotels Co., Ltd.	19,676	44,694
Infrastructure Development Finance
Co., Ltd.	78,834	305,440
IVRCL Infrastructures & Projects Ltd.	5,800	23,365
Jammu & Kashmir Bank Ltd.	2,469	44,335
Jet Airways India Ltd.*	2,652	30,329
Jindal Saw Ltd.*	11,615	50,404
JSW Steel Ltd.	10,487	239,793
Karnataka Bank Ltd.	7,763	29,635
LIC Housing Finance	4,074	87,589
MAX India Ltd.*	13,200	43,626
National Aluminium Co., Ltd.	18,101	166,707
Nirma Ltd.	5,800	23,683
Oriental Bank Of Commerce	7,526	52,947
Patni Computer Systems Ltd., ADR	3,300	75,339
Petronet LNG Ltd.	25,514	42,656
PTC India Ltd.	3,148	6,795
Reliance Communications Ltd.	48,036	205,300
Reliance Industries Ltd.	11,555	270,968
Reliance Industries Ltd., GDR, 144A	15,630	729,921
Reliance Power Ltd.*	39,511	145,938
Shipping Corp. of India Ltd.	13,851	47,164
State Bank of India Ltd., GDR	1,400	139,860
State Bank of India Ltd.	1,500	74,443
Sterlite Industries India Ltd., ADR	26,322	374,825
Suzlon Energy Ltd.*	24,533	30,584
Syndicate Bank	19,381	38,307
Tata Chemicals Ltd.	6,115	43,916
Tata Communications Ltd., ADR	3,800	41,876
Tata Steel Ltd., ADR	23,636	247,556
Tata Tea Ltd	29,240	76,523
The Great Eastern Shipping
Co., Ltd.*	5,045	31,772
Union Bank Of India	6,100	40,649
United Phosphorus Ltd.	11,000	43,567
Videocon Industries Ltd.	6,099	28,180
Wockhardt Ltd.*	5,285	15,362
		6,962,418
Indonesia — 3.6%
Aneka Tambang Tbk PT	333,000	71,265
Bakrie and Brothers Tbk PT*	5,671,500	35,662
Barito Pacific Tbk PT*	253,500	28,804
Charoen Pokphand Indonesia Tbk PT	167,000	65,400
Ciputra Development Tbk PT*	135,000	4,845
Indika Energy Tbk PT	92,000	28,924
Matahari Putra Prima Tbk PT	17,500	1,778
Panin Financial Tbk PT*	2,089,000	42,633
PT Bank Danamon Indonesia Tbk	215,970	128,653
PT Bank Negara Indonesia
Persero Tbk	366,000	94,881
PT Bank Pan Indonesia Tbk*	1,542,000	173,507
PT Bumi Resources Tbk	1,890,000	391,969
PT Global Mediacom Tbk	290,000	10,557
PT Gudang Garam Tbk	102,500	386,707
PT Indah Kiat Pulp and Paper
Corp., Tbk*	249,000	50,816
PT Indofood Sukses Makmur Tbk	673,000	308,103
PT International Nickel Indonesia Tbk	319,000	131,964
PT Lippo Karawaci Tbk*	1,571,500	86,679
PT Medco Energi Internasional Tbk	374,000	121,710
		2,164,857

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Israel — 0.1%
Bank Leumi Le-Israel BM*	9,929	$35,527
Clal Insurance*	36	653
Elron Electronic Industries*	3,301	19,292
Makhteshim-Agan Industries Ltd.	—	—
Migdal Insurance & Financial
Holding Ltd.	5,859	9,193
Mizrahi Tefahot Bank Ltd.*	3	22
		64,687
Korea — 11.6%
Busan Bank	6,320	57,668
CJ Corp.	452	22,194
Daegu Bank	5,580	63,930
Daelim Industrial Co., Ltd.	919	47,907
Daewoo Engineering & Construction
Co., Ltd.	4,710	39,894
Daewoo Shipbuilding & Marine
Engineering Co., Ltd.	1,540	23,630
Daishin Securities Co., Ltd.	1,020	11,853
Dongkuk Steel Mill Co., Ltd.	1,440	25,925
GS Engineering & Construction Corp.	1,134	69,601
GS Holdings Corp.	3,350	105,273
Hana Financial Group, Inc.	10,810	290,604
Hanjin Heavy Industries &
Construction Co., Ltd.	2,580	55,001
Hanjin Shipping Co., Ltd.*	2,728	82,936
Hansol Paper Co.	1,590	18,347
Hanwha Chem Corp.	6,418	93,226
Hanwha Corp.	1,240	37,851
Honam Petrochemical Corp.	640	76,729
Hyosung Corp.	685	43,837
Hyundai Development Co.	1,680	37,808
Hyundai Mipo Dockyard	514	54,472
Hyundai Motor Co.	9,781	1,156,624
Hyundai Securities Co.	8,977	86,320
Hyundai Steel Co.	3,290	243,392
Industrial Bank of Korea	9,440	112,016
KB Financial Group, Inc., ADR	20,944	793,568
KCC Corp.	487	118,167
Korea Exchange Bank	15,360	158,381
Korea Investment Holdings Co., Ltd.	1,510	38,925
Korean Air Lines Co., Ltd.*	3,224	216,347
LG Electronics, Inc.	2,988	229,853
Lotte Chilsung Beverage Co., Ltd.	40	25,958
Lotte Confectionery Co., Ltd.	20	20,868
Lotte Shopping Co., Ltd.	632	182,054
Nong Shim Co., Ltd.	200	37,481
Pacific Corp.	369	47,410
S&T Dynamics Co., Ltd.	630	9,641
Samsung C&T Corp.	3,492	148,886
Samsung SDI Co., Ltd.	1,850	261,914
Shinhan Financial Group Co.,
Ltd., ADR	12,205	891,209
SK Chemicals Co., Ltd.	810	44,346
SK Energy Co., Ltd.	2,983	268,526
SK Holdings Co., Ltd.	2,008	143,620
SK Networks Co., Ltd.	2,120	18,043
SKC Co., Ltd.	1,290	31,090
STX Corp. Co. Ltd.*	1,800	25,852
STX Offshore & Shipbuilding Co., Ltd.	4,700	44,232
STX Pan Ocean Co., Ltd.	4,300	39,764
Woongjin Holdings Co., Ltd.*	670	6,442
Woori Finance Holdings Co., Ltd.	3,630	43,371
Woori Finance Holdings Co., Ltd., ADR	3,675	128,698
Woori Investment & Securities Co., Ltd.	3,490	45,411
Young Poong Corp.	25	11,600
		6,888,695
Malaysia — 4.2%
Affin Holdings Berhad	121,500	112,962
Alliance Financial Group Berhad	97,000	88,386
AMMB Holdings Berhad	223,512	344,502
Bandar Raya Developments Berhad	56,300	28,867
Batu Kawan Berhad	18,800	62,715
Berjaya Corp. Berhad	244,700	95,990
Berjaya Corp. Berhad	24,470	9,826
Berjaya Land Berhad	53,800	69,462
Boustead Holdings Berhad	41,440	50,560
DRB-Hicom Berhad	44,100	14,167
EON Capital Berhad*	12,900	27,493
Gamuda Berhad	50,000	49,266
HAP Seng Consolidated Berhad	52,400	46,614
Hap Seng Plantations Holdings Berhad	92,800	64,494
Hong Leong Financial Group Berhad	26,900	69,878
IGB Corp. Berhad	98,300	53,135
IJM Corp. Berhad	138,180	209,991
KLCC Property Holdings Berhad	72,000	68,275
Kulim Malaysia Berhad	24,500	56,378
MISC Berhad	39,720	105,511
MMC Corp. Berhad	109,900	81,131
Mulpha International Berhad*	89,600	11,347
Oriental Holdings Berhad	30,300	57,839
OSK Holdings Berhad	81,500	32,222
Pos Malaysia Berhad	38,700	35,981
PPB Group Berhad	73,100	360,815
Proton Holdings Berhad*	27,000	36,862
RHB Capital Berhad	47,700	86,634
Shell Refining Co., Federation of
Malaya Berhad	8,600	28,158
TA Enterprise Berhad	92,600	18,449
TA Global Berhad	55,560	6,521
YTL Corp. Berhad	56,508	129,161
		2,513,592
Mexico — 5.7%
Alfa SAB de CV-Class A	31,400	235,481
Cemex SAB de CV, ADR*	26,443	255,704
Coca-Cola Femsa SAB de CV, ADR	3,000	187,770
Corp. GEO SAB de CV-Series B*	34,571	92,248
Desarrolladora Homex SAB de CV*	9,000	37,821
Embotelladoras Arca SAB de CV	37,923	129,078
Empresas ICA SAB de CV, ADR*	8,900	83,482
Fomento Economico Mexicano
SAB de CV, ADR	20,700	893,205

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Mexico (continued)
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	5,600	$162,680
Grupo Aeroportuario del Sureste SAB
de CV, ADR	1,900	86,526
Grupo Carso SAB de CV-Ser A	47,917	153,165
Grupo Continental SAB de CV	26,700	74,053
Grupo Financiero Banorte SAB de CV	88,400	334,925
Grupo Financiero Inbursa SA	35,600	116,987
Grupo Mexico SAB de CV- Ser B	81,056	192,408
Industrias CH SAB de CV- Ser B*	22,900	77,094
Organizacion Soriana SAB de
CV- Class B*	80,500	206,213
Urbi Desarrollos Urbanos SAB DE CV*	36,800	68,290
		3,387,130
Philippines — 0.6%
Filinvest Land, Inc.	2,864,000	59,312
First Philippine Holdings Corp.	45,700	55,209
Metropolitan Bank & Trust	127,000	172,603
Universal Robina Corp.	100,000	66,875
		353,999
Poland — 1.4%
Agora SA*	3,752	25,450
Asseco Poland SA	5,491	87,407
Bank Millennium SA*	20,000	25,233
Bioton SA*	793,502	46,782
Echo Investment SA*	13,010	15,954
Getin Holding SA*	4,500	12,575
Grupa Lotos SA*	10,150	86,320
Kredyt Bank SA*	9,268	42,346
Netia SA*	10,000	13,943
Orbis SA*	4,225	44,251
Polimex Mostostal SA	38,014	49,081
Polski Koncern Naftowy Orlen*	36,737	384,226
Synthos SA*	40,823	21,541
		855,109
Russia — 4.8%
Gazprom OAO, ADR	82,736	1,579,430
Lukoil OAO, ADR	14,376	746,115
RusHydro, ADR*	41,306	201,986
Surgutneftegaz, ADR	33,618	296,847
		2,824,378
South Africa — 9.2%
ABSA Group Ltd.	9,752	154,367
Aeci Ltd.	6,832	60,531
African Rainbow Minerals Ltd.	8,829	185,668
ArcelorMittal South Africa Ltd.*	16,923	167,334
Aveng Ltd.	43,502	195,263
Barloworld Ltd.	23,324	123,686
Caxton and CTP Publishers and
Printers Ltd.	18,814	31,892
DataTec Ltd.	6,000	22,233
Eqstra Holdings Ltd.*	4,637	2,942
Freeworld Coatings Ltd.	9,215	10,938
Gold Fields Ltd., ADR	50,300	672,511
Grindrod Ltd.	15,332	28,646
Harmony Gold Mining Co., Ltd., ADR	30,300	320,271
Imperial Holdings Ltd.	14,564	162,813
Investec Ltd.	25,999	182,416
JD Group Ltd.	12,010	63,375
Liberty Holdings Ltd.	8,197	78,499
Medi-Clinic Corp., Ltd.	23,523	80,668
Metropolitan Holdings Ltd.	44,874	93,899
Mondi Ltd.	10,541	62,065
Nampak Ltd.	46,702	116,831
Nedbank Group Ltd.	22,619	353,652
Northam Platinum Ltd.	15,969	94,670
Sanlam Ltd.	214,984	640,330
Sappi Ltd., ADR*	44,820	169,420
Sasol Ltd., ADR	9,800	345,646
Standard Bank Group Ltd.	57,409	765,877
Steinhoff International Holdings Ltd.*	127,881	296,751
		5,483,194
Taiwan — 11.7%
Advanced Semiconductor
Engineering, Inc.	10,919	8,716
Asia Cement Corp.	109,000	96,342
Asia Optical Co., Inc.	16,000	25,894
Asustek Computer, Inc.	16,812	125,312
AU Optronics Corp., ADR	68,934	612,134
Cathay Real Estate Development
Co., Ltd.*	100,000	35,168
Chang Hwa Commercial Bank	394,000	180,866
Cheng Uei Precision Industry Co., Ltd.	18,000	29,130
Chimei Innolux Corp.	220,353	229,052
China Airlines*	105,114	53,978
China Development Financial Holding
Corp.*	861,276	232,397
China Manmade Fibers Corp.*	89,000	26,314
China Motor Corp.*	39,195	22,933
China Petrochemical Development
Corp.*	76,320	38,716
China Synthetic Rubber Corp.	56,203	53,612
Chinatrust Financial Holding Co., Ltd.	546,175	301,717
CMC Magnetics Corp.*	165,000	41,389
D-Link Corp.	41,000	31,326
E.Sun Financial Holding Co., Ltd.*	236,735	96,885
Elitegroup Computer Systems Co., Ltd.	39,610	13,745
Eva Airways Corp.*	126,719	74,932
Evergreen International Storage &
Transport Corp.*	17,000	11,878
Evergreen Marine Corp. Taiwan Ltd.*	68,000	43,278
Far Eastern Department Stores
Co., Ltd.	79,990	65,846
Far Eastern International Bank*	63,597	20,387
First Financial Holding Co., Ltd.	343,500	190,824
Formosa Taffeta Co., Ltd.	67,000	47,334
Formosan Rubber Group, Inc.	23,000	16,249
Fubon Financial Holding Co., Ltd.*	170,000	190,996
Gigabyte Technology Co., Ltd.	27,000	26,511

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (continued)
Goldsun Development & Construction
Co., Ltd.	53,343	$23,242
HannStar Display Corp.*	309,000	59,335
Hey Song Corp.	26,000	17,519
Hua Nan Financial Holdings Co., Ltd.	206,920	119,458
Inventec Co., Ltd.	136,290	72,956
King Yuan Electronics Co., Ltd.	110,100	45,744
Kinpo Electronics*	255,000	68,886
Lite-On Technology Corp.	125,961	139,166
Macronix International	183,817	122,139
Masterlink Securities Corp.*	55,000	19,171
Mega Financial Holding Co., Ltd.	762,000	410,270
Micro-Star International Co., Ltd.	76,374	40,526
Mitac International	63,439	24,087
Oriental Union Chemical Corp.*	26,000	19,339
Pan-International Industrial	16,380	24,826
Pegatron Corp.*	45,249	42,318
Polaris Securities Co., Ltd.*	85,000	37,432
POU Chen Corp.	99,150	77,607
President Securities Corp.*	19,000	9,402
Qisda Corp.*	296,000	147,394
Radiant Opto-Electronics Corp.	20,000	27,232
Ritek Corp.*	140,399	35,306
Sanyang Industry Co., Ltd.*	17,000	6,772
Shihlin Electric & Engineering Corp.	17,000	18,623
Shin Kong Financial Holding Co., Ltd.*	211,693	73,131
Silicon Integrated Systems Corp.*	27,456	17,218
SinoPac Financial Holdings Co., Ltd.*	443,000	141,318
Sunplus Technology Co., Ltd.*	20,999	14,737
Ta Chong Bank Co., Ltd.*	171,000	34,486
Taichung Commercial Bank	113,616	30,834
Tainan Spinning Co., Ltd.*	56,000	23,005
Taishin Financial Holding Co., Ltd.*	242,402	94,301
Taiwan Business Bank*	120,000	31,745
Taiwan Cement Corp.	224,000	190,318
Taiwan Cooperative Bank	289,505	175,695
Taiwan Glass Industrial Corp.	71,932	66,265
Tatung Co., Ltd.*	384,000	68,120
Teco Electric and Machinery Co., Ltd.	247,000	102,239
Ton Yi Industrial Corp.	59,000	25,431
Tung Ho Steel Enterprise Corp.	19,000	15,020
Unimicron Technology Corp.	36,000	53,107
United Microelectronics Corp.*	1,099,513	491,045
USI Corp.*	32,000	19,719
Walsin Lihwa Corp.*	149,000	55,414
Walsin Technology Corp.*	55,996	29,800
Wan Hai Lines Ltd.*	73,000	45,211
Waterland Financial Holdings*	157,362	46,966
Winbond Electronics Corp.*	311,000	78,884
Wintek Corp.*	57,000	46,123
Yageo Corp.	227,000	92,548
Yang Ming Marine Transport Corp.	68,514	35,076
Yieh Phui Enterprise	121,128	43,918
Yuen Foong Yu Paper Manufacturing
Co., Ltd.*	145,258	52,667
Yulon Motor Co., Ltd.	215,272	213,051
Yungtay Engineering Co., Ltd.	14,000	11,459
		6,971,462
Thailand — 2.6%
Bangkok Bank PCL, ADR	109,000	420,655
Bangkok Expressway PCL	63,900	34,327
Bank of Ayudhya PCL	124,600	76,553
Delta Electronics Thai PCL	70,600	50,351
IRPC PCL	514,600	65,775
Kasikornbank PCL	55,000	161,315
Kiatnakin Bank PCL	53,300	44,842
Krung Thai Bank PCL	358,700	139,537
Precious Shipping PCL	58,400	32,815
PTT Aromatics & Refining PCL	78,000	60,806
PTT Chemical PCL	48,400	156,900
Regional Container Lines PCL*	53,300	22,873
Thai Oil PCL	52,600	71,860
Thai Plastic & Chemical PCL	75,800	41,188
Thanachart Capital PCL	112,400	100,636
TPI Polene PCL	113,900	36,572
		1,517,005
Turkey — 2.4%
Aksigorta AS	14,835	17,240
Arcelik AS	30,365	128,490
Aygaz AS	10,227	41,338
Dogan Sirketler Grubu Holdings	84,152	53,679
Eregli Demir ve Celik Fabrikalari TAS*	77,685	198,217
KOC Holding AS	66,793	227,797
Petkim Petrokimya Holding*	3,273	21,912
Sekerbank TAS	34,023	32,017
Tekfen Holding AS	31,586	93,760
Trakya Cam Sanayi AS*	16,808	22,611
Turk Sise ve Cam Fabrikalari AS*	46,824	51,457
Turkiye Is Bankasi	123,665	386,612
Turkiye Sinai Kalkinma Bankasi AS	25,021	27,970
Turkiye Vakiflar Bankasi TAO	49,100	112,878
		1,415,978
TOTAL COMMON STOCKS
(Identified Cost $56,864,517)		57,299,252

PREFERRED STOCKS — 3.1%
Brazil — 3.1%
Banco do Estado do Rio Grande
do Sul SA	10,700	77,834
Klabin SA, PF	49,600	137,396
Petroleo Brasileiro SA	4,500	66,964
Petroleo Brasileiro SA	17,925	534,165
Suzano Papel e Celulose SA	16,500	139,039
Telemar Norte Leste SA, PR A	5,200	141,164
Usinas Siderurgicas de
Minas Gerais SA, PF A	27,525	733,644
		1,830,206

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
PREFERRED STOCKS (Continued)
Malaysia — 0.0%
TA Global Berhad	55,560	$4,805
		4,805
TOTAL PREFERRED STOCKS
(Identified Cost $1,891,491)		1,835,011

RIGHTS & WARRANTS — 0.0%
China — 0.0%
Hkc Holdings*	1,606	—
Hkc Holdings*	26,508	272
Kingboard Chemical Holdings Ltd.*	3,050	1,371
		1,643
India — 0.0%
Suzlon Energy Ltd.*	3,271	—
		—
TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		1,643

SHORT-TERM INVESTMENTS — 0.4%
Other — 0.4%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	271,003	271,003
		271,004
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $271,004)		271,004

Total Investments — 99.8%
(Identified Cost $59,027,012)#		59,406,910
Cash and Other Assets,
Less liabilities — 0.2%		111,496
Net Assets — 100.0%		$59,518,406

†	See Note 1.
*	Non-income producing security.
#	At June 30, 2010 the aggregate cost of investment securities for income tax purposes was $59,120,174. Net unrealized appreciation aggregated $286,736 of which $7,580,411 related to appreciated investment securities and $7,293,675 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt
144A —	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

Ten Largest Industry Holdings June 30, 2010
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	23.7%
Oil, Gas & Consumable Fuels	12.2%
Metal & Mining	10.8%
Industrial Conglomerates	4.2%
Food Products	3.8%
Diversified Financial Services	3.3%
Automobiles	3.0%
Real Estate Management & Development	2.8%
Electronic Equipment, Instruments & Components	2.8%
Paper & Forest Products	2.3%

See notes to financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Real Estate Investment Trusts (REITs) — 99.7%
Acadia Realty Trust	8,922	$150,068
Agree Realty Corp.	1,100	25,652
Alexander’s, Inc.	600	181,752
Alexandria Real Estate Equities, Inc.	9,649	611,457
AMB Property Corp.	38,545	913,902
American Campus Communities, Inc.	11,007	300,381
Apartment Investment & Management Co.	26,229	508,056
Ashford Hospitality Trust, Inc.*	20,800	152,464
Associated Estates Realty Corp.	2,900	37,555
AvalonBay Communities, Inc.	17,991	1,679,820
BioMed Realty Trust, Inc.	23,408	376,635
Boston Properties, Inc.	31,275	2,231,158
Brandywine Realty Trust	29,304	315,018
BRE Properties, Inc.	12,101	446,890
Camden Property Trust	13,747	561,565
CBL & Associates Properties, Inc.	31,889	396,699
Cedar Shopping Centers, Inc.	12,525	75,401
Cogdell Spencer, Inc.	6,900	46,644
Colonial Properties Trust	12,025	174,723
Corporate Office Properties Trust	12,222	461,503
Cousins Properties, Inc.	21,055	141,911
DCT Industrial Trust, Inc.	45,560	205,931
Developers Diversified Realty Corp.	54,112	535,709
DiamondRock Hospitality Co.*	29,766	244,677
Digital Realty Trust, Inc.	17,110	986,905
Douglas Emmett, Inc.	28,438	404,388
Duke Realty Corp.	51,070	579,644
DuPont Fabros Technology, Inc.	9,319	228,875
EastGroup Properties, Inc.	5,558	197,754
Education Realty Trust, Inc.	9,544	57,550
Entertainment Properties Trust	7,600	289,332
Equity Lifestyle Properties, Inc.	6,400	308,672
Equity One, Inc.	19,100	297,960
Equity Residential	62,299	2,594,130
Essex Property Trust, Inc.	6,100	594,994
Extra Space Storage, Inc.	19,200	266,880
Federal Realty Investment Trust	13,351	938,175
FelCor Lodging Trust, Inc.*	12,100	60,379
Feldman Mall Properties, Inc.*	500	39
First Industrial Realty Trust, Inc.*	12,400	59,768
First Potomac Realty Trust	6,600	94,842
Glimcher Realty Trust	14,500	86,710
HCP, Inc.	66,191	2,134,660
Health Care REIT, Inc.	26,300	1,107,756
Healthcare Realty Trust, Inc.	13,426	294,969
Hersha Hospitality Trust	14,095	63,709
Highwoods Properties, Inc.	15,300	424,728
Home Properties, Inc.	7,254	326,938
Hospitality Properties Trust	26,815	565,796
Host Hotels & Resorts, Inc.	143,476	1,934,056
HRPT Properties Trust	57,800	358,938
Inland Real Estate Corp.	18,331	145,182
Kilroy Realty Corp.	9,198	273,457
Kimco Realty Corp.	91,227	1,226,091
Kite Realty Group Trust	10,987	45,926
LaSalle Hotel Properties	14,046	288,926
Lexington Realty Trust	30,514	183,389
Liberty Property Trust	25,358	731,578
Mack-Cali Realty Corp.	17,400	517,302
Medical Properties Trust, Inc.	24,100	227,504
MHI Hospitality Corp.*	100	181
Mid-America Apartment Communities, Inc.	6,100	313,967
Mission West Properties, Inc.	4,004	27,307
Monmouth Real Estate Investment
Corp., Class A	6,321	46,712
MPG Office Trust, Inc.*	10,100	29,593
National Retail Properties, Inc.	18,600	398,784
Nationwide Health Properties, Inc.	23,400	837,018
Omega Healthcare Investors, Inc.	19,005	378,770
One Liberty Properties, Inc.	1,927	28,732
Parkway Properties, Inc.	4,600	67,022
Pennsylvania Real Estate
Investment Trust	9,006	110,053
Post Properties, Inc.	10,900	247,757
ProLogis	107,197	1,085,906
PS Business Parks, Inc.	5,000	278,900
Public Storage	37,753	3,318,866
Ramco-Gershenson Properties Trust	4,130	41,713
Realty Income Corp.	22,700	688,491
Regency Centers Corp.	20,080	690,752
Saul Centers, Inc.	3,600	146,268
Senior Housing Properties Trust	29,000	583,190
Simon Property Group, Inc.	64,299	5,192,144
SL Green Realty Corp.	16,605	913,939
Sovran Self Storage, Inc.	5,800	199,694
Strategic Hotels & Resorts, Inc.*	15,900	69,801
Sun Communities, Inc.	3,900	101,244
Sunstone Hotel Investors, Inc.*	20,478	203,347
Supertel Hospitality, Inc.*	2,197	3,076
Tanger Factory Outlet Centers	9,111	377,013
Taubman Centers, Inc.	11,623	437,373
The Macerich Co.	28,823	1,075,674
U-Store-It Trust	17,800	132,788
UDR, Inc.	35,736	683,630
UMH Properties, Inc.	1,815	18,277
Universal Health Realty Income Trust	2,200	70,686
Urstadt Biddle Properties, Class A	3,400	54,842
Urstadt Biddle Properties, Inc.	1,000	13,960
Ventas, Inc.	35,433	1,663,579
Vornado Realty Trust	36,908	2,692,439
Washington Real Estate Investment Trust	13,150	362,808
Weingarten Realty Investors	26,800	510,540
Winthrop Realty Trust	3,178	40,710
		53,811,019
TOTAL COMMON STOCKS
(Identified Cost $58,653,121)		53,811,019

See notes to financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2010 (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 1.2%
Other — 1.2%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	647,003	647,003
		647,004
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $647,004)		647,004

Total Investments — 100.9%
(Identified Cost $59,300,125)#		54,458,023
Liabilities, Less Cash and
Other Assets — (0.9%)		(460,155)
Net Assets — 100.0%		$53,997,868

†	See Note 1.
*	Non-income producing security.
#	At June 30, 2010 the aggregate cost of investment securities for income tax purposes was $61,435,928. Net unrealized depreciation aggregated $6,977,904 of which $3,410,035 related to appreciated investment securities and $10,387,939 related to depreciated investment securities.

See notes to financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2010

	SA	SA	SA
	U.S. Fixed	Global Fixed	U.S. Market
	Income Fund	Income Fund	Fund
ASSETS
Investments in securities, at value	$229,435,836	$515,689,440	$351,759,085
Cash	825	572	999
Foreign currency, at value	—	20	—
Receivable for investments sold	—	—	—
Dividends and interest receivable	1,539,869	6,073,395	394,144
Receivable for fund shares sold	1,331,235	1,250,372	768,918
Unrealized appreciation on foreign currency exchange contracts (Note 1)	—	2,747,986	—
Receivable due from the Advisor (Note 2)	45,175	124,979	51,986
Receivable for tax reclaims	—	—	98
Total Assets	232,352,940	525,886,764	352,975,230

LIABILITIES
Payable for investments purchased	—	—	—
Payable for fund shares redeemed	832,893	554,404	418,422
Collateral for securities on loan (Note 1)	—	52,076,986	27,569,470
Unrealized depreciation on foreign currency exchange contracts (Note 1)	—	384,368	—
Advisory fee payable (Note 2)	56,414	250,327	183,101
Sub-Advisory fee payable (Note 2)	18,805	19,256	13,014
Administration fee payable (Note 2)	18,805	38,512	28,169
Sub-Administration fee payable (Note 2)	4,171	10,113	8,221
Custody and accounting fees payable	9,241	21,447	18,645
Trustees’ fees payable (Note 2)	5,167	5,167	5,167
Shareholder servicing fee payable (Note 2)	47,012	96,280	70,423
Transfer agent fee payable	4,942	9,784	10,815
Professional fees payable	37,659	36,103	35,829
Accrued expenses and other liabilities	10,194	10,263	11,259
Total Liabilities	1,045,303	53,513,010	28,372,535

NET ASSETS	$231,307,637	$472,373,754	$324,602,695
NET ASSETS CONSIST OF:
Capital paid in	$228,760,465	$455,285,933	$353,610,983
Undistributed/(overdistributed) net investment income	—	17,728,593	2,530,123
Accumulated net realized gain/(loss)	1,168,415	(5,384,391)	(80,538,888)
Net unrealized appreciation/(depreciation) on:
Investments	1,378,757	2,615,648	49,000,477
Foreign currency and forward currency transactions	—	2,127,971	—

NET ASSETS	$231,307,637	$472,373,754	$324,602,695

Shares of beneficial interest outstanding
($0.01 par value, unlimited shares authorized)	22,508,807	46,127,129	34,254,331
Net asset value per share	$10.28	$10.24	$9.48
Identified cost of investments	$228,057,079	$513,073,792	$302,758,608
Cost of foreign currency	$—	$21	$—

See notes to financial statements.

SA	SA U.S.	SA International	SA International	SA	SA
U.S. Value	Small Company	Value	Small Company	Emerging Markets	Real Estate
Fund	Fund	Fund	Fund	Value Fund	Securities Fund

$261,181,323	$273,508,928	$486,011,786	$174,216,464	$59,406,910	$54,458,023
4,227	683	182	56,325	891	647
—	—	3,067,382	—	96,660	—
535,875	316,861	1,036,269	—	619,000	—
216,145	106,803	1,386,048	—	145,814	158,291
792,015	539,506	1,099,367	449,985	224,136	218,836
—	—	—	—	—	—
50,044	64,422	—	11,905	39,192	24,351
—	—	341,377	—	2,461	—
262,779,629	274,537,203	492,942,411	174,734,679	60,535,064	54,860,148

1,059,083	832,441	2,544,705	56,325	677,606	639,263
371,747	310,228	657,529	264,164	108,014	93,879
21,353,170	68,891,273	68,927,256	—	—	—
—	—	—	—	—	—
136,710	115,513	230,946	95,375	31,959	30,247
21,032	62,199	71,060	—	24,584	6,980
21,032	17,771	35,530	14,673	4,917	4,653
5,906	4,845	11,491	4,470	1,329	978
16,611	21,505	29,987	4,834	24,920	7,080
5,167	5,167	5,167	5,167	5,167	5,167
52,581	44,428	88,826	36,682	12,292	11,633
10,706	10,429	11,130	10,210	5,134	5,172
38,635	45,731	45,732	45,732	46,843	45,731
14,325	14,604	12,510	11,472	73,893	11,497
23,106,705	70,376,134	72,671,869	549,104	1,016,658	862,280

$239,672,924	$204,161,069	$420,270,542	$174,185,575	$59,518,406	$53,997,868

$292,761,910	$252,947,066	$509,033,656	$170,885,914	$59,070,430	$63,376,422
719,692	22,422	7,375,728	1,533,210	182,797	865,293
(40,707,357)	(14,686,768)	(86,949,216)	(36,040,580)	(9,102)	(5,401,745)

(13,101,321)	(34,121,651)	(9,173,732)	37,807,031	379,898	(4,842,102)
—	—	(15,894)	—	(105,617)	—

$239,672,924	$204,161,069	$420,270,542	$174,185,575	$59,518,406	$53,997,868

27,195,332	16,280,802	46,904,683	12,773,580	5,928,198	9,160,899
$8.81	$12.54	$8.96	$13.64	$10.04	$5.89
$274,282,644	$307,630,579	$495,185,518	$136,409,433	$59,027,012	$59,300,125
$—	$—	$3,084,507	$—	$96,899	$—

STATEMENTS OF OPERATIONS — YEAR ENDED JUNE 30, 2010

	SA	SA	SA
	U.S. Fixed	Global Fixed	U.S. Market
	Income Fund	Income Fund	Fund
INVESTMENT INCOME
Income:
Dividends	$—	$—	$6,631,339
Interest (1)	2,535,867	14,991,318	20,102
Other income	—	2,000	92,234
Taxes withheld	—	—	(39)

Total Income	2,535,867	14,993,318	6,743,636
Expenses:
Advisory fees (Note 2)	582,696	2,874,317	2,252,530
Sub-Advisory fees (Note 2)	194,232	221,101	160,103
Shareholder Services fees (Note 2)	485,580	1,105,507	866,358
Administration fees (Note 2)	194,232	442,203	346,543
Sub-Administration fees (Note 2)	57,724	125,418	102,524
Trustees’ fees and expenses (Note 2)	19,806	19,805	19,806
Custody and accounting fees	56,813	126,269	107,491
Transfer agent fees	55,116	105,135	114,516
Professional fees	68,856	70,693	68,855
Registration fees	34,426	19,484	21,356
Other expenses	16,613	52,432	45,269

Total expenses before waivers and reimbursements:	1,766,094	5,162,364	4,105,351
Less: Fee waiver by Advisor (Note 2)	(503,586)	(1,403,642)	(639,920)

Net expenses	1,262,508	3,758,722	3,465,431

Net investment income	1,273,359	11,234,596	3,278,205

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	2,113,621	14,880,751	1,004,136
Foreign currency and forward currency transactions	—	4,015,265	—
Increase (decrease) in unrealized appreciation/(depreciation) on:
Investments	(66,891)	(9,606,878)	37,748,125
Foreign currency and forward currency transactions	—	665,330	—

Net realized and unrealized gain on investments and foreign
currency transactions	2,046,730	9,954,468	38,752,261

Net increase in net assets resulting from operations	$3,320,089	$21,189,064	$42,030,466
(1) Interest income includes security lending income of:	$—	$106,145	$19,980

See notes to financial statements.

SA	SA U.S.	SA International	SA International	SA	SA
U.S. Value	Small Company	Value	Small Company	Emerging Markets	Real Estate
Fund	Fund	Fund	Fund	Value Fund	Securities Fund

$4,168,305	$2,013,801	$14,180,930	$3,551,142	$1,139,416	$1,687,118
13,924	525,493	681,179	—	163	112
117,450	42,676	1,613	39	—	—
—	—	(1,076,091)	—	(116,297)	—

4,299,679	2,581,970	13,787,631	3,551,181	1,023,282	1,687,230

1,627,813	1,366,144	3,005,899	1,192,437	372,513	307,050
250,433	735,616	924,892	—	286,549	70,858
626,082	525,440	1,156,115	458,630	143,274	118,096
250,433	210,176	462,446	183,452	57,310	47,239
76,426	64,593	139,192	54,752	21,556	18,114
19,806	19,806	19,806	19,805	19,806	19,806
93,003	132,482	180,047	28,884	130,589	47,014
113,411	110,964	118,013	108,456	56,406	57,308
68,855	75,817	75,890	75,891	80,987	75,816
20,195	21,763	24,468	18,963	23,532	18,710
39,347	33,693	50,092	30,109	17,451	10,536

3,185,804	3,296,494	6,156,860	2,171,379	1,209,973	790,547
(556,259)	(774,384)	—	(153,408)	(378,982)	(318,162)

2,629,545	2,522,110	6,156,860	2,017,971	830,991	472,385

1,670,134	59,860	7,630,771	1,533,210	192,291	1,214,845

13,019,345	10,938,153	2,912,853	(3,010,697)	1,862,369	(930,236)
—	1,017	(179,762)	—	(9,494)	—

25,518,869	28,951,230	22,844,502	21,087,000	10,694,762	16,731,720
—	—	(24,894)	—	(34,637)	—

38,538,214	39,890,400	25,552,699	18,076,303	12,513,000	15,801,484

$40,208,348	$39,950,260	$33,183,470	$19,609,513	$12,705,291	$17,016,329
$13,634	$525,268	$680,065	$—	$—	$—

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Year Ended	Year Ended
	6/30/2010	6/30/2009
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,273,359	$3,027,266
Net realized gain (loss) on investments and foreign currency transactions	2,113,621	1,018,806
Net increase (decrease) in unrealized appreciation (depreciation)	(66,891)	1,642,215
Net increase (decrease) in net assets from operations	3,320,089	5,688,287

Distributions to shareholders from:
Net investment income	(1,273,657)	(3,032,625)
Net realized gains	(1,963,531)	—
Total distributions	(3,237,188)	(3,032,625)

Share transactions
Proceeds from sale of shares	109,904,857	110,654,354
Value of distributions reinvested	3,173,720	2,994,023
Cost of shares redeemed	(44,828,624)	(79,294,840)
Total share transactions	68,249,953	34,353,537
Total increase (decrease) in net assets	68,332,854	37,009,199

NET ASSETS
Beginning of Period	162,974,783	125,965,584
End of year	$231,307,637	$162,974,783

Undistributed/(overdistributed) net investment income, end of period	$—	$—

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	10,697,888	10,862,825
Issued for distributions reinvested	309,910	293,867
Shares redeemed	(4,363,475)	(7,775,507)
Net increase (decrease) in fund shares	6,644,323	3,381,185

See notes to financial statements.

SA Global Fixed Income Fund		SA U.S. Market Fund
Year Ended	Year Ended	Year Ended	Year Ended
6/30/2010	6/30/2009	6/30/2010	6/30/2009

$11,234,596	$11,698,975	$3,278,205	$5,237,883
18,896,016	23,150,879	1,004,136	(81,741,034)
(8,941,548)	(15,271,096)	37,748,125	(53,120,389)
21,189,064	19,578,758	42,030,466	(129,623,540)

(8,470,753)	(34,296,699)	(3,973,295)	(4,200,157)
—	—	—	(1,004,566)
(8,470,753)	(34,296,699)	(3,973,295)	(5,204,723)

134,362,794	105,143,261	57,562,733	77,377,376
8,230,404	33,201,544	3,774,693	4,890,679
(88,699,032)	(319,235,546)	(74,502,668)	(156,261,849)
53,894,166	(180,890,741)	(13,165,242)	(73,993,794)
66,612,477	(195,608,682)	24,891,929	(208,822,057)

405,761,277	601,369,959	299,710,766	508,532,823
$472,373,754	$405,761,277	$324,602,695	$299,710,766

$17,728,593	$(2,525,855)	$2,530,123	$3,294,676

13,137,507	10,405,808	5,795,826	9,366,514
807,694	3,332,741	379,748	614,406
(8,673,617)	(31,069,315)	(7,508,871)	(18,677,701)
5,271,584	(17,330,766)	(1,333,297)	(8,696,781)

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Year Ended	Year Ended
	6/30/2010	6/30/2009
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,670,134	$3,874,370
Net realized gain (loss) on investments and foreign currency transactions	13,019,345	(50,825,095)
Net increase (decrease) in unrealized appreciation (depreciation)	25,518,869	(51,079,301)
Net increase (decrease) in net assets from operations	40,208,348	(98,030,026)

Distributions to shareholders from:
Net investment income	(2,452,523)	(3,770,254)
Net realized gains	—	—
Total distributions	(2,452,523)	(3,770,254)

Share transactions
Proceeds from sale of shares	51,871,922	77,998,956
Value of distributions reinvested	2,347,124	3,576,115
Cost of shares redeemed	(52,997,325)	(89,500,357)
Total share transactions	1,221,721	(7,925,286)
Total increase (decrease) in net assets	38,977,546	(109,725,566)

NET ASSETS
Beginning of Period	200,695,378	310,420,944
End of year	$239,672,924	$200,695,378

Undistributed net investment income, end of period	$719,692	$1,615,353

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	5,615,632	10,892,702
Issued for distributions reinvested	257,360	507,971
Shares redeemed	(5,734,129)	(11,944,319)
Net increase (decrease) in fund shares	138,863	(543,646)

See notes to financial statements.

SA U.S. Small Company Fund		SA International Value Fund
Year Ended	Year Ended	Year Ended	Year Ended
6/30/2010	6/30/2009	6/30/2010	6/30/2009

$59,860	$1,430,499	$7,630,771	$10,480,246
10,939,170	(25,528,671)	2,733,091	(89,810,703)
28,951,230	(34,888,696)	22,819,608	(115,633,882)
39,950,260	(58,986,868)	33,183,470	(194,964,339)

(1,391,746)	(469,365)	(10,364,139)	(16,015,075)
—	(11,886,215)	—	(37,540,014)
(1,391,746)	(12,355,580)	(10,364,139)	(53,555,089)

39,619,481	49,714,230	85,686,929	156,112,110
1,327,384	11,517,200	9,976,281	50,930,886
(46,479,138)	(79,645,998)	(104,869,250)	(184,735,558)
(5,532,273)	(18,414,568)	(9,206,040)	22,307,438
33,026,241	(89,757,016)	13,613,291	(226,211,990)

171,134,828	260,891,844	406,657,251	632,869,241
$204,161,069	$171,134,828	$420,270,542	$406,657,251

$22,422	$1,391,746	$7,375,728	$10,290,471

3,144,886	5,001,069	8,640,549	19,012,508
108,713	1,255,965	995,636	6,719,114
(3,648,875)	(7,737,199)	(10,520,451)	(21,797,831)
(395,276)	(1,480,165)	(884,266)	3,933,791

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Year Ended	Year Ended
	6/30/2010	6/30/2009
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,533,210	$2,543,816
Net realized gain (loss) on investments and foreign currency transactions	(3,010,697)	(30,345,631)
Net increase (decrease) in unrealized appreciation (depreciation)	21,087,000	(45,915,922)
Net increase (decrease) in net assets from operations	19,609,513	(73,717,737)

Distributions to shareholders from:
Net investment income	(2,543,816)	(2,539,218)
Net realized gains	—	(14,112,915)
Total distributions	(2,543,816)	(16,652,133)

Share transactions
Proceeds from sale of shares	35,047,241	48,657,511
Value of distributions reinvested	2,420,599	15,670,729
Cost of shares redeemed	(36,633,305)	(63,671,603)
Total share transactions	834,535	656,637
Total increase (decrease) in net assets	17,900,232	(89,713,233)

NET ASSETS
Beginning of Period	156,285,343	245,998,576
End of year	$174,185,575	$156,285,343

Undistributed net investment income, end of period	$1,533,210	$2,543,816

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	2,426,940	4,211,224
Issued for distributions reinvested	168,801	1,527,361
Shares redeemed	(2,539,009)	(5,449,402)
Net increase in fund shares	56,732	289,183

See notes to financial statements.

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Year Ended	Year Ended	Year Ended	Year Ended
6/30/2010	6/30/2009	6/30/2010	6/30/2009

$192,291	$496,516	$1,214,845	$961,623
1,852,875	(1,943,604)	(930,236)	(4,344,578)
10,660,125	(6,762,006)	16,731,720	(12,992,616)
12,705,291	(8,209,094)	17,016,329	(16,375,571)

(100,560)	(598,051)	(852,520)	(723,262)
—	(1,314,174)	—	(411,293)
(100,560)	(1,912,225)	(852,520)	(1,134,555)

17,665,250	18,007,745	16,982,888	17,536,965
99,306	1,895,639	840,060	1,120,905
(14,091,029)	(10,810,561)	(9,726,433)	(8,069,958)
3,673,527	9,092,823	8,096,515	10,587,912
16,278,258	(1,028,496)	24,260,324	(6,922,214)

43,240,148	44,268,644	29,737,544	36,659,758
$59,518,406	$43,240,148	$53,997,868	$29,737,544

$182,797	$100,560	$865,293	$502,899

1,770,741	2,845,639	3,137,044	4,180,945
9,803	337,302	154,707	272,064
(1,421,985)	(1,749,645)	(1,725,615)	(1,907,490)
358,559	1,433,296	1,566,136	2,545,519

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed
	Income Fund
	Year Ended	Year Ended	Year Ended		Period Ended
	June 30, 2010	June 30, 2009	June 30, 2008		June 30, 2007*
Net Asset Value, Beginning of Period	$10.27	$10.09	$10.11		$10.00

Income from Investment Operations:
Net investment income	0.07	0.21	0.27		0.06
Net realized and unrealized gain on investments	0.12	0.18	0.05		0.05
Total from investment operations	0.19	0.39	0.32		0.11

Less Distributions:
Dividends from net investment income	(0.07)	(0.21)	(0.34)		—
Distributions from capital gains	(0.11)	—	(0.00	)(4)	—
Total distributions	(0.18)	(0.21)	(0.34)		—

Net asset value, end of period	$10.28	$10.27	$10.09		$10.11

Total return (1)	1.80%	3.90%	3.18%		1.10%
Net assets, end of period (000s)	$231,308	$162,975	$125,966		$37,226
Ratio of net expenses to average net assets (2)	0.65%	0.65%	0.65%		0.65%
Ratio of gross expenses to average net assets (2)	0.91%	0.94%	1.06%		2.45%
Ratio of net investment income to average net assets (2)	0.66%	2.05%	3.05%		4.56%
Portfolio turnover rate	104%	46%	0%		0%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been (3)	$0.05	$0.18	$0.24		$0.04

*	Fund commenced operations on April 2, 2007.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.
(4)	Amount rounds to less than $(0.005) per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed
	Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006
Net Asset Value, Beginning of Period	$9.93	$10.34	$10.30	$9.91	$10.33

Income from Investment Operations:
Net investment income	0.25	0.25	0.26	0.23	0.19
Net realized and unrealized
gain (loss) on investments	0.25	0.16	0.02	0.23	(0.23)
Total from investment operations	0.50	0.41	0.28	0.46	(0.04)

Less Distributions:
Dividends from net investment income	(0.19)	(0.82)	(0.24)	(0.07)	(0.38)
Return of Capital	—	—	—	—	(0.00)*
Total distributions	(0.19)	(0.82)	(0.24)	(0.07)	(0.38)

Net asset value, end of period	$10.24	$9.93	$10.34	$10.30	$9.91

Total return	5.02%	4.04%	2.77%	4.60%	(0.38)%
Net assets, end of period (000s)	$472,374	$405,761	$601,370	$610,292	$514,888
Ratio of net expenses to average net assets	0.85%	0.85%	0.85%	0.96%	1.00%
Ratio of gross expenses to average net assets (1)	1.17%	1.16%	1.14%	1.23%	1.31%
Ratio of net investment income
to average net assets	2.54%	2.43%	2.48%	2.05%	2.11%
Portfolio turnover rate	29%	53%	91%	70%	90%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been (1)	$0.22	$0.21	$0.23	$0.20	$0.17

*	Amount rounds to less than ($0.005) per share.
(1)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S.
	Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006
Net Asset Value, Beginning of Period	$8.42	$11.48	$13.56	$11.47	$10.69

Income from Investment Operations:
Net investment income	0.10	0.16	0.11	0.10	0.08
Net realized and unrealized
gain (loss) on investments	1.07	(3.08)	(1.94)	2.08	0.77
Total from investment operations	1.17	(2.92)	(1.83)	2.18	0.85

Less Distributions:
Dividends from net investment income	(0.11)	(0.11)	(0.11)	(0.09)	(0.07)
Distributions from capital gains	—	(0.03)	(0.14)	—	—
Total distributions	(0.11)	(0.14)	(0.25)	(0.09)	(0.07)

Net asset value, end of period	$9.48	$8.42	$11.48	$13.56	$11.47

Total return	13.88%	(25.36)%	(13.70)%	19.03%	7.95%
Net assets, end of period (000s)	$324,603	$299,711	$508,533	$624,833	$496,305
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.06%	1.08%
Ratio of gross expenses to average net assets (1)	1.18%	1.20%	1.14%	1.14%	1.18%
Ratio of net investment income to average
net assets	0.95%	1.50%	0.91%	0.81%	0.73%
Portfolio turnover rate	6%	7%	2%	2%	0%*
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been (1)	$0.08	$0.14	$0.10	$0.09	$0.07

*	Amount rounds to less than 0.5%.
(1)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S.
	Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006
Net Asset Value, Beginning of Period	$7.42	$11.25	$14.86	$13.27	$11.99

Income from Investment Operations:
Net investment income	0.06	0.15	0.10	0.07	0.07
Net realized and unrealized
gain (loss) on investments	1.42	(3.83)	(3.33)	2.53	1.64
Total from investment operations	1.48	(3.68)	(3.23)	2.60	1.71

Less Distributions:
Dividends from net investment income	(0.09)	(0.15)	(0.07)	(0.07)	(0.05)
Distributions from capital gains	—	—	(0.31)	(0.94)	(0.38)
Total distributions	(0.09)	(0.15)	(0.38)	(1.01)	(0.43)

Net asset value, end of period	$8.81	$7.42	$11.25	$14.86	$13.27

Total return	19.92%	(32.68)%	(22.05)%	20.33%	14.52%
Net assets, end of period (000s)	$239,673	$200,695	$310,421	$373,545	$295,222
Ratio of net expenses to average net assets	1.05%	1.05%	1.05%	1.11%	1.13%
Ratio of gross expenses to average net assets (1)	1.27%	1.29%	1.22%	1.33%	1.42%
Ratio of net investment income to average
net assets	0.67%	1.82%	0.82%	0.47%	0.57%
Portfolio turnover rate	28%	42%	10%	8%	12%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been (1)	$0.04	$0.13	$0.08	$0.04	$0.03

(1)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S.
	Small Company Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006
Net Asset Value, Beginning of Period	$10.26	$14.37	$20.15	$18.83	$17.54

Income from Investment Operations:
Net investment income (loss)	— (2)	0.09	0.03	(0.01)	(0.07)
Net realized and unrealized
gain (loss) on investments	2.36	(3.41)	(3.86)	2.88	2.46
Total from investment operations	2.36	(3.32)	(3.83)	2.87	2.39

Less Distributions:
Dividends from net investment income	(0.08)	(0.03)	—	—	—
Distributions from capital gains	—	(0.76)	(1.95)	(1.55)	(1.10)
Total distributions	(0.08)	(0.79)	(1.95)	(1.55)	(1.10)

Net asset value, end of period	$12.54	$10.26	$14.37	$20.15	$18.83

Total return	23.06%	(22.42)%	(20.15)%	15.90%	13.92%
Net assets, end of period (000s)	$204,161	$171,135	$260,892	$315,491	$247,218
Ratio of net expenses to average net assets	1.20%	1.20%	1.20%	1.26%	1.28%
Ratio of gross expenses to average net assets (1)	1.57%	1.61%	1.51%	1.53%	1.60%
Ratio of net investment income (loss) to average
net assets	0.03%	0.77%	0.17%	(0.07)%	(0.43)%
Portfolio turnover rate	13%	13%	13%	14%	13%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income (loss)
per share would have been (1)	$(0.04)	$0.04	$(0.02)	$(0.06)	$(0.13)

(1)	Gross expenses before waivers of expenses.
(2)	Less than 0.01/share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International
	Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007		June 30, 2006
Net Asset Value, Beginning of Period	$8.51	$14.43	$19.79	$16.01		$12.89

Income from Investment Operations:
Net investment income	0.17	0.23	0.41	0.38		0.23
Net realized and unrealized
gain (loss) on investments	0.51	(4.91)	(3.50)	5.07		3.48
Total from investment operations	0.68	(4.68)	(3.09)	5.45		3.71

Less Distributions:
Dividends from net investment income	(0.23)	(0.37)	(0.34)	(0.31)		(0.20)
Distributions from capital gains	—	(0.87)	(1.93)	(1.36)		(0.39)
Total distributions	(0.23)	(1.24)	(2.27)	(1.67)		(0.59)

Net asset value, end of period	$8.96	$8.51	$14.43	$19.79		$16.01

Total return	7.69%	(31.33)%	(17.01)%	35.49%		29.29%
Net assets, end of period (000s)	$420,271	$406,657	$632,869	$781,822		$586,222
Ratio of net expenses to average net assets	1.33%	1.35%	1.30%	1.30%		1.35%
Ratio of gross expenses to average net assets	1.33%	1.35%	1.30%	1.42	% (1)	1.53	% (1)
Ratio of net investment income to average
net assets	1.65%	2.50%	2.46%	2.14%		1.69%
Portfolio turnover rate	20%	27%	20%	18%		23%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been	$0.17	$0.23	$0.41	$0.36	(1)	$0.20	(1)

(1)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International
	Small Company Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006
Net Asset Value, Beginning of Period	$12.29	$19.79	$24.61	$19.99	$16.38

Income from Investment Operations:
Net investment income	0.12	0.22	0.28	0.26	0.14
Net realized and unrealized
gain (loss) on investments	1.43	(6.27)	(4.04)	5.51	4.13
Total from investment operations	1.55	(6.05)	(3.76)	5.77	4.27

Less Distributions:
Dividends from net investment income	(0.20)	(0.22)	(0.33)	(0.34)	(0.22)
Distributions from capital gains	—	(1.23)	(0.73)	(0.81)	(0.44)
Total distributions	(0.20)	(1.45)	(1.06)	(1.15)	(0.66)

Net asset value, end of period	$13.64	$12.29	$19.79	$24.61	$19.99

Total return	12.56%	(29.10)%	(15.49)%	29.64%	26.36%
Net assets, end of period (000s)	$174,186	$156,285	$245,999	$282,516	$205,373
Ratio of net expenses to
average net assets †	1.10%	1.10%	1.10%	1.12%	1.26%
Ratio of gross expenses to
average net assets †	1.18%	1.22%	1.13%	1.13%	1.26	%(1)
Ratio of net investment income
to average net assets †	0.84%	1.62%	1.26%	1.17%	0.75%
Ratio of expenses to average net assets
for the DFA Portfolio, (unaudited) (2)†	0.55%	0.57%	0.55%	0.55%	0.56%
Ratio of expenses to average net
assets for the DFA Portfolio (3)†	0.57%	0.55%	0.55%	0.56%	0.64%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A
Without giving effect to the
expense waiver described in
Note 2 to the Financial
Statements, net investment
income per share would
have been (4)	$0.11	$0.20	$0.27	$0.26	$0.14

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	Gross expenses include effect of $90,225 of expenses recapture by the Manager, an increase of 0.04% on an annualized basis.
(2)	The DFA Portfolio expense ratios are as of April 30, 2010, 2009, May 31, 2008, 2007 and 2006, respectively and are unaudited.
(3)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2009, 2008, November 30, 2007, 2006 and 2005, respectively.
(4)	Gross expenses before waivers of expenses.
N/A Refer to the financial statements of the DFA Portfolio included elsewhere in this report.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging
	Markets Value Fund
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007*
Net Asset Value, Beginning of Period	$7.76	$10.70	$11.33	$10.00

Income from Investment Operations:
Net investment income	0.03	0.09	0.13	0.02
Net realized and unrealized gain (loss) on investments	2.27	(2.64)	(0.67)	1.31
Total from investment operations	2.30	(2.55)	(0.54)	1.33

Less Distributions:
Dividends from net investment income	(0.02)	(0.12)	(0.09)	—
Distributions from capital gains	—	(0.27)	—	—
Total distributions	(0.02)	(0.39)	(0.09)	—

Net asset value, end of period	$10.04	$7.76	$10.70	$11.33

Total return (1)	29.61%	(22.48)%	(4.79)%	13.30%
Net assets, end of period (000s)	$59,518	$43,240	$44,269	$20,742
Ratio of net expenses to average net assets (2)	1.45%	1.45%	1.45%	1.45%
Ratio of gross expenses to average net assets (2)	2.11%	2.44%	2.44%	5.59%
Ratio of net investment income to average net assets (2)	0.34%	1.47%	1.47%	1.52%
Portfolio turnover rate	25%	11%	8%	0%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income (loss)
per share would have been (3)	$(0.03)	$0.03	$0.04	$(0.04)

*	Fund commenced operations on April 2, 2007.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate
	Securities Fund
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007*
Net Asset Value, Beginning of Period	$3.92	$7.26	$8.93	$10.00

Income from Investment Operations:
Net investment income	0.13	0.13	0.25	0.03
Net realized and unrealized gain (loss) on investments	1.94	(3.28)	(1.76)	(1.10)
Total from investment operations	2.07	(3.15)	(1.51)	(1.07)

Less Distributions:
Dividends from net investment income	(0.10)	(0.12)	(0.11)	—
Distributions from capital gains	—	(0.07)	(0.05)	—
Total distributions	(0.10)	(0.19)	(0.16)	—

Net asset value, end of period	$5.89	$3.92	$7.26	$8.93

Total return (1)	53.03%	(43.60)%	(16.94)%	(10.70)%
Net assets, end of period (000s)	$53,998	$29,738	$36,660	$18,688
Ratio of net expenses to average net assets (2)	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets (2)	1.67%	2.02%	1.99%	4.78%
Ratio of net investment income to average net assets (2)	2.57%	3.32%	4.17%	1.94%
Portfolio turnover rate	3%	7%	1%	0%
Without giving effect to the expense waiver described in
Note 2 to the Financial Statements, net investment
income (loss) per share would have been (3)	$0.09	$0.09	$0.19	$(0.02)

*	Fund commenced operations on April 2, 2007.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2010

1. Organization and Significant Accounting Policies

     SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following nine Funds, each of which is a diversified mutual fund as defined in the 1940 Act.

SA U.S. Fixed Income Fund
SA Global Fixed Income Fund
SA U.S. Market Fund
SA U.S. Value Fund
SA U.S. Small Company Fund
SA International Value Fund
SA International Small Company Fund
SA Emerging Markets Value Fund
SA Real Estate Securities Fund

     All of the Funds commenced investment operations on August 5, 1999, except SA Global Fixed Income Fund, which commenced operations on July 29, 1999, and SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, which commenced operations on April 2, 2007.

     Effective October 30, 2000, SA International Small Company began investing substantially all of its assets in the DFA Portfolio, an open-end management investment Fund. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company, an open-end management investment company. As of June 30, 2010, SA International Small Company Fund held approximately 3.92% of the DFA Portfolio. The performance of SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund. Prior to October 30, 2000, SA International Small Company Fund invested directly in each of the Series (and a relatively small amount in another series).

     Use of Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

     Security Valuation — Equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported price, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price. Foreign equity securities traded on the over-the-counter markets are valued at the most recent quoted bid price in the absence of an official closing price. Bonds and other fixed income securities are valued based upon prices provided by independent pricing services or other reliable sources, including broker-

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2010 (Continued)

dealers. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Short-term investments purchased with an original or remaining maturity of sixty days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee appointed by the Board of Trustees of the Trust. Certain funds hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at fair value as determined in good faith by the pricing committee. Fair value pricing is based on subjective judgments, and it is possible that such pricing may vary significantly from the price actually received on a sale. Any determinations of fair value made by the pricing committee are presented to the Board of Trustees for ratification.

     Valuation of securities by the DFA International Small Company Portfolio is discussed in the DFA Investment Dimensions Group Inc. Notes to Financial Statements, which are included elsewhere in this report.

     Fair Value Measurement — The Funds adopted provisions surrounding fair value measurement which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds value their investments based on a three-tier hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Funds’ own assumptions used to determine the fair value of investments).

     The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2010 (Continued)

     The tables below provide a summary of the inputs as of June 30, 2010 in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets for	Other	Significant
	Identical	Observable	Unobservable	Balance as of
	Investments	Inputs	Inputs	June 30, 2010
Description	(Level 1 )	(Level 2)	(Level 3)	Total
SA U.S. Fixed Income Fund
Bonds and Notes	$—	$227,210,619	$—	$227,210,619
Short-Term Investments	2,225,217	—	—	2,225,217
Total Investments	$2,225,217	$227,210,619	$—	$229,435,836
SA Global Fixed Income Fund
Assets:
Bonds and Notes	$—	$459,152,727	$—	$459,152,727
Short-Term Investments	4,459,727	—	—	4,459,727
Collateral for Securities on Loan
Short-Term	52,076,986	—	—	52,076,986
Forward Foreign Currency Contracts	—	2,747,986	—	2,747,986
Total Investments	$56,536,713	$461,900,713	$—	$518,437,426
Liabilities:
Forward Foreign Currency Contracts	$—	$(384,368)	$—	$(384,368)
SA U.S. Market Fund
Common Stocks	$309,058,420	$—	$—	$309,058,420
Rights & Warrants	7	—	—	7
Mutual Funds	12,921,186	—	—	12,921,186
Short-Term Investments	2,210,002	—	—	2,210,002
Collateral for Securities on Loan
Short-Term	27,569,470	—	—	27,569,470
Total Investments	$351,759,085	$—	$—	$351,759,085
SA U.S. Value Fund
Common Stocks	$238,864,148	$—	$—	$238,864,148
Short-Term Investments	964,005	—	—	964,005
Collateral for Securities on Loan
Short-Term	21,353,170	—	—	21,353,170
Total Investments	$261,181,323	$—	$—	$261,181,323
SA U.S. Small Company Fund
Common Stocks	$204,114,978	$—	$—	$204,114,978
Rights & Warrants	2,673	—	—	2,673
Short-Term Investments	500,004	—	—	500,004
Collateral for Securities on Loan
Short-Term	68,891,273	—	—	68,891,273
Total Investments	$273,508,928	$—	$—	$273,508,928

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2010 (Continued)

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets for	Other	Significant
	Identical	Observable	Unobservable	Balance as of
	Investments	Inputs	Inputs	June 30, 2010
Description	(Level 1)	(Level 2)	(Level 3)	Total
SA International Value Fund
Common Stocks	$415,590,493	$—	$—	$415,590,493
Preferred Stocks	67,417	—	—	67,417
Rights & Warrants	36,615			36,615
Short-Term Investments	1,390,005	—	—	1,390,005
Collateral for Securities on Loan
Short-Term	68,927,256	—	—	68,927,256
Total Investments	$486,011,786	$—	$—	$486,011,786
SA International Small Company Fund
Mutual Funds	$174,216,464	$—	$—	$174,216,464
Total Investments	$174,216,464	$—	$—	$174,216,464
SA Emerging Markets Value Fund
Common Stocks - Malaysia	$2,503,766	$9,826	$—	$2,513,592
All Other Common Stocks	54,785,660	—	—	54,785,660
Preferred Stocks	1,835,011	—	—	1,835,011
Rights & Warrants	1,643	—	—	1,643
Short-Term Investments	271,004	—	—	271,004
Total Investments	$59,397,084	$9,826	$—	$59,406,910
SA Real Estate Securities Fund
Common Stocks	$53,811,019	$—	$—	$53,811,019
Short-Term Investments	647,004	—	—	647,004
Total Investments	$54,458,023	$—	$—	$54,458,023

     Repurchase Agreements — The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller’s agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors, LP (the “Sub-Adviser”), will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund’s custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. government securities.

     Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified brokers, except those securities which LWI Financial Inc. (the “Manager”) specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2010 (Continued)

     Upon entering into a securities lending transaction, the Fund receives cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, 102% of the current market value of the loaned securities with respect to U.S. securities and 105% of the current market value of the loaned securities with respect to foreign securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Fund.

     As of June 30, 2010, the Funds listed below had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
		Value of	Value of	(Including
	Value of	Cash	Non-Cash	Calculated
Fund	Securities	Collateral	Collateral*	Mark)†
SA Global Fixed Income Fund	$51,058,785	$52,076,986	$—	$52,133,858
SA U.S. Market Fund	$28,203,333	$27,569,470	$1,609,571	$28,920,444
SA U.S. Value Fund	$20,697,986	$21,353,170	$188,276	$21,233,736
SA U.S. Small Company Fund	$66,670,954	$68,891,273	$657,111	$68,943,622
SA International Value Fund	$66,038,599	$68,927,256	$219,165	$68,886,220

     * The Fund cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

     † Balances represent the end of day mark to market of securities lending collateral that will be reflected by the Funds as of the next business day.

     Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

     The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

     Investing in securities of foreign companies and securities of foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

     Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2010 (Continued)

purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 12:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency transactions in the Fund’s Statement of Assets and Liabilities. When the contract is closed, realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Fund’s Statement of Operations.

     Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     At June 30, 2010, SA Global Fixed Income Fund had the following open forward foreign currency exchange contracts:

		Local	Aggregate		Unrealized
	Delivery	Currency	Face	Total	Appreciation/
	Date	Amount	Amount	Value	(Depreciation)
Australian Dollar (sell)	07/14/2010	45,280,987	$39,259,521	$38,062,857	$1,196,664
Canadian Dollar (sell)	07/14/2010	45,665,857	$43,740,362	$42,893,842	$846,520
Swiss Franc (sell)	07/14/2010	2,142,121	$1,943,305	$1,987,766	$(44,461)
Pound Sterling (sell)	07/14/2010	42,210,554	$63,288,943	$63,066,158	$222,785
Euro Currency (sell)	07/14/2010	53,973,383	$66,487,112	$66,005,095	$482,017
Japanese Yen (sell)	07/14/2010	2,976,041,686	$33,326,335	$33,666,242	$(339,907)
					$2,363,618

     The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities. The following table, grouped into appropriate risk categories, discloses the amounts related to the Funds use of derivative instruments and hedging activities at June 30, 2010:

SA Global Fixed Income Fund
Asset Derivatives (1)
	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$2,747,986	$2,747,986

Liability Derivatives (2)
	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$384,368	$384,368

     (1) Statement of Assets and Liabilities location: Unrealized appreciation on foreign currency exchange contracts.

     (2) Statement of Assets and Liabilities location: Unrealized depreciation on foreign currency exchange contracts.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2010 (Continued)

     Transactions in derivative instruments during the year ended June 30, 2010, were as follows:

Realized Gain (Loss) (1)
	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$(34,159)	$(34,159)

Change in Unrealized Appreciation (Depreciation) (2)
	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$1,097,688	$1,097,688

     (1) Statement of Operations location: Realized gain (loss) on: Foreign currency transactions.

     (2) Statement of Operations location: Increase (decrease) in unrealized appreciation/depreciation on: Foreign currency transactions

     Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for federal income tax purposes.

     The Funds characterize distributions received from mutual fund investments on the Statement of Operations using the same characterization as the distribution received.

     Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

     Indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. The trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

     Federal Income Taxes — The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no income tax provision is required.

     Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken in the Funds’ 2010 tax returns.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2010 (Continued)

     As of June 30, 2010, the following Funds had a realized capital loss carryforward, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

	Expiring	Expiring	Expiring	Expiring
Fund	June 30, 2014	June 30, 2015	June 30, 2017	June 30, 2018
SA Global Fixed Income Fund	$1,809,605	$3,523,795	$45,990	$—
SA U.S. Market Fund	—	—	39,406,848	41,059,848
SA U.S. Value Fund	—	—	34,600,628	5,985,284
SA U.S. Small Company Fund	—	—	9,117,670	4,889,951
SA International Value Fund	—	—	38,872,395	47,987,541
SA International Small Company Fund	—	—	4,700,440	7,574,636
SA Real Estate Securities Fund	—	—	241,458	2,190,950

     The tax character of distributions paid to shareholders during 2010 and 2009 were as follows:

		2010
	Ordinary	Long-Term
	Income	Capital Gain	Total
SA U.S. Fixed Income Fund	$1,910,512	$1,326,676	$3,237,188
SA Global Fixed Income Fund	8,470,753	—	8,470,753
SA U.S. Market Fund	3,973,295	—	3,973,295
SA U.S. Value Fund	2,452,523	—	2,452,523
SA U.S. Small Company Fund	1,391,746	—	1,391,746
SA International Value Fund	10,364,139	—	10,364,139
SA International Small Company Fund	2,543,816	—	2,543,816
SA Emerging Markets Value Fund	100,560	—	100,560
SA Real Estate Securities Fund	852,520	—	852,520

		2009
	Ordinary	Long-Term
	Income	Capital Gain	Total
SA U.S. Fixed Income Fund	$3,032,625	$—	$3,032,625
SA Global Fixed Income Fund	34,296,699	—	34,296,699
SA U.S. Market Fund	4,200,375	1,004,348	5,204,723
SA U.S. Value Fund	3,770,254	—	3,770,254
SA U.S. Small Company Fund	1,480,945	10,874,635	12,335,580
SA International Value Fund	16,015,075	37,540,014	53,555,089
SA International Small Company Fund	2,539,218	14,112,914	16,652,132
SA Emerging Markets Value Fund	1,026,352	885,873	1,912,225
SA Real Estate Securities Fund	849,025	285,530	1,134,555

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2010 (Continued)

     As of June 30, 2010, the components of distributable earnings on a tax basis were:

	Undistributed	Undistributed	Unrealized	Post October
	Ordinary	Long-Term	Appreciation/	Capital/	Capital Loss
	Income	Capital Gains	(Depreciation)	Currency Loss	Carryforward
SA U.S. Fixed Income Fund	$985,113	$183,302	$1,378,757	$—	$—
SA Global Fixed Income Fund	20,092,211	—	2,375,000	—	(5,379,390)
SA U.S. Market Fund	2,530,123	—	48,928,285	—	(80,466,696)
SA U.S. Value Fund	719,692	—	(13,222,766)	—	(40,585,912)
SA U.S. Small Company Fund	22,422	—	(34,800,798)	—	(14,007,621)
SA International Value Fund	7,479,323	—	(9,382,501)	—	(86,859,936)
SA International Small Company Fund	1,533,210	—	14,129,223	(87,695)	(12,275,076)
SA Emerging Markets Value Fund	266,857	—	181,119	—	—
SA Real Estate Securities Fund	865,293	—	(6,977,904)	(833,535)	(2,432,408)

     Distributions to Shareholders — Each Fund, excluding SA Global Fixed Income Fund and SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income annually. SA Global Fixed Income Fund and SA U.S. Fixed Income Fund declare and pay dividends from net investment income quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

     SA Real Estate Securities Fund characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the characterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Fund records the amount recharacterized as dividend income as ordinary income and the amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

     Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed net investment income and net capital gains for tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, net operating losses, and foreign currency transactions which will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2010 (Continued)

2. Agreements and Transactions with Affiliates

     The Trust has an Investment Advisory and Administrative Services Agreement with the Manager under which the Manager manages the investments of, and provides administrative services to, each Fund. The Manager is an indirect, wholly-owned subsidiary of Werba Reinhard, Inc., a U.S. company based in San Jose, California. Werba Reinhard, Inc. is controlled by Mr. Eli Reinhard through his sole ownership interest in Arcadia Loring Ward, LLC and Mr. Reinhard’s role as the sole trustee of nine trusts administered for the benefit of Mr. Reinhard’s family, each of which has an ownership interest in Werba Reinhard, Inc. For the advisory services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.65% of each Fund’s average daily net assets except SA U.S. Fixed Income Fund which pays a fee computed daily and payable monthly at the annual rate of 0.30% of the Fund’s average daily net assets.

     The Trust and the Manager have jointly entered into a Sub-Advisory Agreement with the Sub-Adviser. For the sub-advisory services provided, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets. SA International Small Company Fund will not pay a fee to the Sub-Adviser for its sub-advisory services for as long as it invests substantially all of its assets in the DFA Portfolio. However, the Sub-Adviser receives an administration fee from the DFA Portfolio and also receives advisory fees for providing advisory services to the funds in which the DFA Portfolio invests.

Sub-Advisory
Fund	Fees
SA U.S. Fixed Income Fund	0.10%
SA Global Fixed Income Fund	0.05%
SA U.S. Market Fund*	0.05%
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.35%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.50%
SA Real Estate Securities Fund	0.15%

     * The sub-adviser shall not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Market Fund with respect to any assets of the SA U.S. Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc.

     The Trust has a Shareholder Servicing Agreement with the Manager. For the shareholder services provided the Manager is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% of the average daily net assets of each Fund.

     For the administrative services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

     The Manager contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund’s total operating expenses to the amounts shown in the table below. This agreement will remain in effect until July 15, 2012 for each Fund other than SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund for which this agreement will remain in effect until February 28, 2017 at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2010 (Continued)

Expense
Fund	Limit
SA U.S. Fixed Income Fund	0.65%
SA Global Fixed Income Fund	0.85%
SA U.S. Market Fund	1.00%
SA U.S. Value Fund	1.05%
SA U.S. Small Company Fund	1.20%
SA International Value Fund	1.45%
SA International Small Company Fund	1.10%
SA Emerging Markets Value Fund	1.45%
SA Real Estate Securities Fund	1.00%

     The Manager may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Manager must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the relevant Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Manager may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund’s operating expenses for the current year. As of June 30, 2010 the following amounts are subject to this recapture through June 30, 2011, June 30, 2012 and June 30, 2013 respectively.

	Expires	Expires	Expires
Fund	June 30, 2011	June 30, 2012	June 30, 2013
SA U.S. Fixed Income Fund	$338,741	$421,649	$503,586
SA Global Fixed Income Fund	1,808,704	1,509,522	1,403,642
SA U.S. Market Fund	812,402	702,908	639,920
SA U.S. Value Fund	582,446	519,503	556,259
SA U.S. Small Company Fund	899,872	760,572	774,384
SA International Value Fund	—	—	—
SA International Small Company Fund	65,623	185,664	153,408
SA Emerging Markets Value Fund	371,370	332,353	378,982
SA Real Estate Securities Fund	304,399	294,575	318,162

     Trustees’ Fees and Expenses — For their services as trustees, the trustees of the Trust receive an annual retainer fee of $60,000 per year, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board receives an additional $6,000 per year. Prior to January 1, 2010, the annual retainer fee was $50,000 per year and the Chairman of the Board received an additional $5,000 per year.

     Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Manager of the Trust. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.02% of the first $1.5 billion of net assets, plus 0.0175% of net assets over $1.5 billion, subject to a minimum fee of $68,700 annually per Fund. The fee is then allocated to each Fund based on the relative net assets of each Fund. In addition, State Street receives $5,000 per Fund, per year except for the SA International Small Company Fund, for which State Street receives $2,000 per year, for performing additional services related to the preparation of the quarterly Schedule of Investments on Form N-Q.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2010 (Continued)

3. Purchases and Sales of Securities

     Excluding short-term investments, each Fund’s purchases and sales of securities for the year ended June 30, 2010 were as follows:

	Purchases
	U.S. Government	Other
SA U.S. Fixed Income Fund	212,461,726	57,068,318
SA Global Fixed Income Fund	42,601,604	158,503,874
SA U.S. Market Fund	—	21,548,688
SA U.S. Value Fund	—	69,819,294
SA U.S. Small Company Fund	—	26,075,196
SA International Value Fund	—	90,638,282
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	17,723,722
SA Real Estate Securities Fund	—	10,097,733

	Sales
	U.S. Government	Other
SA U.S. Fixed Income Fund	130,383,351	67,650,982
SA Global Fixed Income Fund	16,969,322	109,782,358
SA U.S. Market Fund	—	35,209,699
SA U.S. Value Fund	—	68,935,399
SA U.S. Small Company Fund	—	29,533,726
SA International Value Fund	—	104,568,505
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	14,139,341
SA Real Estate Securities Fund	—	1,225,888

     N/A — Refer to the financial statements of the DFA Portfolio, elsewhere in this report.

4. New Accounting Pronouncement

     On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2010-06. The ASU amends GAAP to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009. At this time, the Trust’s management is evaluating the implications of ASU 2010-06.

5. Subsequent Events

     In accordance with the provisions surrounding subsequent events adopted by the Funds, management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through the date these financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SA U.S. Fixed Income Fund , SA Global Fixed Income Fund, SA U.S. Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund , and SA Real Estate Securities Fund (constituting SA Funds — Investment Trust, hereafter referred to as the “Trust”) at June 30, 2010, the results of each of their operations and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
August 26, 2010

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

     The Funds’ Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (800) 366-7266 and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or by visiting the SEC's website at http://www.sec.gov.

Quarterly Portfolio Schedule

     The Trust files a complete schedule of the portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-Q is also available without charge, upon request, by calling (800) 366-7266.

Trustees and Officers’ Information

     Information regarding the Trustees and executive officers of the Trust is listed below. The Board of Trustees governs each Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance. The Board of Trustees is comprised entirely of Trustees who are not “interested persons” of the Manager, Sub-Adviser, or Distributor (including affiliates of these entities) or the Trust.

     Those individuals listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Manager or Distributor (including affiliates of those entities) or the Trust. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Number of
		Term of		Funds in
	Position(s)	Office and	Principal	Fund Complex	Other
Name, Address	Held with	Length of	Occupation(s)	Overseen by	Trusteeships/
and Year of Birth	Fund	Time Served(1)	During Past 5 Years	Trustee	Directorships
Bryan W. Brown	Trustee	Since April 1999	Self-Employed Management	9	Director/
c/o LWI Financial Inc.			Consultant (financial and		Officer,
3055 Olin Ave.	Chairman of	Since	technological systems) (since		Friends of
Suite 2000	the Board of	December 2004	1992); Chief Financial Officer,		the California
San Jose, CA 95128	Trustees		Bioexpertise, Inc. (physician’s		Air & Space
Year of Birth: 1945			web-based continuing education)		Center
			(since 2003); Chief Financial		(aviation
			Officer, Ontherix, Inc. (a		museum)
			drug development company)		(since 1999).
(since 2009); Chief Financial
Officer, PharmaGenius,
Inc. (biotechnology and
pharmaceutical clinical trial
services)(2004-2008); Chief
Financial Officer, DISK-IOPS
(a patent licensing technology
company)(since 2009).

Mark A. Schimbor	Trustee	Since July 2000	Instructor in Advanced Corporate	9	Advisory
c/o LWI Financial Inc.			Finance, U.C. Berkeley		Board
3055 Olin Ave.			International Diploma Program		Member,
Suite 2000			in Finance, and U.C. Berkeley		CompWest
San Jose, CA 95128			Extension (since 1999); Self-		Insurance
Year of Birth: 1945			Employed Management Consultant		Company
			(leadership development)(since		(since 2006).
2010). Senior Vice President, Lee
Hecht Harrison (career consulting
company) (2002-2009); Director,
John Muir Health Foundation
(1998-2007, Chairman (2005-
2006).

Harold M. Shefrin	Trustee	Since April 1999	Professor of Finance, Santa Clara	9	Trustee,
c/o LWI Financial Inc.			University (since 1978).		Masters’
3055 Olin Ave.					Select Funds
Suite 2000					Trust, (5
San Jose, CA 95128					portfolios)
Year of Birth: 1948					(since
February
2005).

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Number of
		Term of		Funds in
	Position(s)	Office and	Principal	Fund Complex	Other
Name, Address	Held with	Length of	Occupation(s)	Overseen by	Trusteeships/
and Year of Birth	Fund	Time Served(1)	During Past 5 Years	Trustee	Directorships
Alexander B. Potts*	President	Since	President and Chief Executive	N/A	None
Loring Ward Group Inc.	and Chief	January 2009	Officer of Loring Ward Group Inc.,
3055 Olin Ave.	Executive		Loring Ward Securities Inc. and
Suite 2000	Officer		LWI Financial Inc. (since January
San Jose, CA 95128			2009); President and Director of
Year of Birth: 1967			Werba Reinhard, Inc. (holding
company)(since 2008); Consultant
to Werba Reinhard, Inc. and
Werba Reinhard Holdings, Ltd.
(2007); Executive Vice President
and Chief Operating Officer,
LWI Financial Inc. (2006-2007);
President and Chief Executive
Officer and Director, Loring Ward
Securities Inc. (1999-2005).

Michael Clinton*	Chief	Since	Chief Financial Officer and	N/A	None
Loring Ward Group Inc.	Financial	March 2009	Treasurer of Loring Ward Group
3055 Olin Ave.	and		Inc., Loring Ward Securities Inc.
Suite 2000	Accounting		and LWI Financial Inc. (since
San Jose, CA 95128	Officer and		March 2009); Vice President of
Year of Birth: 1966	Treasurer		Fund Administration at Charles
Schwab Investment Management
(2004-2009).

Steven K. McGinnis*	Vice	Since June 2006	Executive Vice President and	N/A	None
Loring Ward Group Inc.	President		Corporate Secretary, Loring Ward
3055 Olin Ave.			International Ltd. (since 2007);
Suite 2000	Chief Legal	Since June 2005	Executive Vice President and
San Jose, CA 95128	Officer		General Counsel, Loring Ward
Year of Birth: 1945			Group Inc. (since 2007); Executive
	Chief	Since	Vice President, General Counsel,
	Compliance	February 2005	and Chief Compliance Officer,
	Officer and		LWI Financial Inc. (since 2007);
	Anti-Money		Vice President, LWI Financial Inc.
	Laundering		(2005-2007).
Compliance
Officer

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Number of
		Term of		Funds in
	Position(s)	Office and	Principal	Fund Complex	Other
Name, Address	Held with	Length of	Occupation(s)	Overseen by	Trusteeships/
and Year of Birth	Fund	Time Served(1)	During Past 5 Years	Trustee	Directorships
Marcy Tsagarakis*	Secretary	Since June 2006	Director of Fund Administration,	N/A	None
LWI Financial Inc.			LWI Financial Inc. (since 2005).
3055 Olin Ave.
Suite 2000
San Jose, CA 95128
Year of Birth: 1971

(1)
Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed. The Trust’s officers are appointed annually by the Board and each officer serves until he or she dies, resigns, or is removed.

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-366-7266. It is also available on the Funds’ website at: http://sa-funds.net.

SA Funds

TAX INFORMATION NOTICE (Unaudited)

     For Federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for the fiscal year ended June 30, 2010:

     Foreign Tax Credits — The SA International Value Fund and the SA Emerging Markets Value Fund have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended June 30, 2010, the total amount that will be passed through to shareholders and the foreign source income for information reporting purposes will be $1,018,706 and $88,136 (all of which represents taxes withheld) and $14,180,929 and $1,139,416, respectively.

     Capital Gains Distributions — On December 17, 2009 the SA U.S. Fixed Income Fund declared a long term capital gain distribution in the amount of $1,326,676.

     Corporate Dividends Received Reduction — The following Funds paid distributions from ordinary income that qualify for the corporate dividend received deduction. The percentage that qualifies is noted below:

SA U.S. Value Fund	100%
SA U.S. Market Fund	100%
SA U.S. Small Company Fund	100%

     Qualified Dividend Income — For the fiscal year ended June 30, 2010 certain dividends paid by the Funds may be designated as qualified dividend income and subject to a maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2010 Form 1099-DIV.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**
Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of June 30, 2010.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules
—	Amounts designated as — are either zero or rounded to zero.
REITs	Real Estate Investment Trusts
SEC	Securities and Exchange Commission
(a)	Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund’s costs in two ways.

     Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

     Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended October 31, 2009
EXPENSE TABLE
	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/09	10/31/09	Ratio*	Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,372.40	0.57%	$3.41
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.33	0.57%	$2.91
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Fund’s portion of the expenses of its Master Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

October 31, 2009
(Unaudited)

     The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

     The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds’ holdings which reflect the investments by category or country.

Affiliated Investment Companies	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2010
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$1,466,289,634
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	1,062,777,960
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	788,313,632
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	611,057,242
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	507,197,305
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $4,733,140,925)	$4,435,635,773

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/01/10
(Collateralized by $10,675,000 FNMA 3.901%(r), 02/25/39, valued at $5,799,253) to be repurchased at $5,713,030
(Cost $5,713,000)	$5,713	5,713,000
TOTAL INVESTMENTS — (100.0%) (Cost $4,738,853,925)^		$4,441,348,773
____________________

^	The cost for federal income tax purposes is $4,749,574,116.

Summary of inputs used to value the Portfolio’s investments as of June 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$4,435,635,773	—	—	$4,435,635,773
Temporary Cash Investments	—	$5,713,000	—	5,713,000
TOTAL	$4,435,635,773	$5,713,000	—	$4,441,348,773

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$1,519,912,526
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	1,068,920,039
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	742,599,754
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	579,094,079
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	365,189,000
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $4,294,422,039)	$4,275,715,398

Summary of inputs used to value the Portfolio’s investments as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$4,275,715,398	—	—	$4,275,715,398

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2010
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$4,435,636
Temporary Cash Investments at Value & Cost	5,713
Cash	15
Receivables:
Fund Shares Sold	15,961
Prepaid Expenses and Other Assets	26
Total Assets	4,457,351
LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	10,000
Fund Shares Redeemed	4,804
Due to Advisor	1,512
Accrued Expenses and Other Liabilities	276
Total Liabilities	16,592
NET ASSETS	$4,440,759
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,440,759 and shares outstanding
of 335,518,461	$13.24
Investments in Affiliated Investment Companies at Cost	$4,733,141
NET ASSETS CONSIST OF:
Paid-In Capital	$4,941,528
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	1,226
Accumulated Net Realized Gain (Loss)	(204,627)
Net Unrealized Foreign Exchange Gain (Loss)	137
Net Unrealized Appreciation (Depreciation)	(297,505)
NET ASSETS	$4,440,759

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2009
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$4,275,715
Receivables:
Fund Shares Sold	1,809
Prepaid Expenses and Other Assets	25
Total Assets	4,277,549
LIABILITIES:
Payables:
Fund Shares Redeemed	4,028
Due to Advisor	1,459
Loan Payable	1,970
Accrued Expenses and Other Liabilities	228
Total Liabilities	7,685
NET ASSETS	$4,269,864
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,269,864 and shares outstanding
of 305,149,395	$13.99
NUMBER OF SHARES AUTHORIZED	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$4,294,421
NET ASSETS CONSIST OF:
Paid-In Capital	$4,510,524
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	13,949
Accumulated Net Realized Gain (Loss)	(236,142)
Net Unrealized Foreign Exchange Gain (Loss)	239
Net Unrealized Appreciation (Depreciation)	(18,706)
NET ASSETS	$4,269,864

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

Investment Income*
Net Investment Income Received from
Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $6,806)	$89,418
Interest	106
Income from Securities Lending	13,207
Expenses Allocated from Affiliated Investment Company	(5,258)
Total Net Investment Income Received from
Affiliated Investment Companies	97,473
Fund Investment Income
Interest	21
Total Fund Investment Income	21
Fund Expenses
Administrative Services Fees	13,452
Accounting & Transfer Agent Fees	77
Filing Fees	107
Shareholders’ Reports	189
Directors’/Trustees’ Fees & Expenses	59
Professional Fees	36
Other	34
Total Expenses	13,954
Net Investment Income (Loss)	83,540
Realized and Unrealized Gain (Loss)*
Net Realized Gain (Loss) on:
Investment Securities Sold	(110,040)
Futures	592
Foreign Currency Transactions	1,180
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	1,280,471
Futures	1
Translation of Foreign Currency
Denominated Amounts	(297)
Net Realized and Unrealized Gain (Loss)	1,171,907
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,255,447
____________________

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s Master Fund (Affiliated Investment Companies).

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

		Period
	Year	Dec. 1,	Year
	Ended	2007 to	Ended
	Oct. 31,	Oct. 31,	Nov. 30,
	2009	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$83,540	$131,960	$108,657
Net Realized Gain (Loss) on:
Investment Securities Sold	(110,040)	(120,455)	331,045
Futures	592	(569)	—
Foreign Currency Transactions	1,180	(3,640)	1,035
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	1,280,471	(2,759,513)	162,772
Futures	1	(1)	—
Translation of Foreign Currency Denominated Amounts	(297)	188	160
Net Increase (Decrease) in Net Assets Resulting from Operations	1,255,447	(2,752,030)	603,669
Distributions From:
Net Investment Income:
Institutional Class Shares	(81,118)	(132,809)	(114,210)
Net Short-Term Gains:
Institutional Class Shares	—	(36,135)	(28,033)
Net Long-Term Gains:
Institutional Class Shares	—	(278,291)	(129,328)
Total Distributions	(81,118)	(447,235)	(271,571)
Capital Share Transactions (1):
Shares Issued	890,444	1,327,412	1,085,538
Shares Issued in Lieu of Cash Distributions	77,147	430,141	258,985
Shares Redeemed	(956,429)	(1,071,124)	(625,483)
Net Increase (Decrease) from Capital Share Transactions	11,162	686,429	719,040
Total Increase (Decrease) in Net Assets	1,185,491	(2,512,836)	1,051,138
Net Assets
Beginning of Period	3,084,373	5,597,209	4,546,071
End of Period	$4,269,864	$3,084,373	$5,597,209
(1) Shares Issued and Redeemed:
Shares Issued	81,822	83,183	52,082
Shares Issued in Lieu of Cash Distributions	6,961	24,110	13,230
Shares Redeemed	(89,990)	(70,097)	(30,074)
Net Increase (Decrease) from Shares Issued and Redeemed	(1,207)	37,196	35,238
Undistributed Net Investment Income (Distributions in Excess of Net
Investment Income)	$13,949	$8,898	$6,151

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Period
Year	Dec. 1,	Year	Year	Year	Year
Ended	2007 to	Ended	Ended	Ended	Ended
Oct. 31,	Oct. 31,	Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,
2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of
Period	$10.07	$20.80	$19.43	$16.19	$14.12	$11.00
Income From Investment Operations
Net Investment Income (Loss)	0.28	(A)	0.44	(A)	0.43	(A)	0.36	(A)	0.31	(A)	0.22
Net Gains (Losses) on
Securities (Realized and
Unrealized)	3.91	(9.55)	2.07	4.02	2.38	3.24
Total From Investment
Operations	4.19	(9.11)	2.50	4.38	2.69	3.46
Less Distributions
Net Investment Income	(0.27)	(0.45)	(0.46)	(0.36)	(0.29)	(0.34)
Net Realized Gains	—	(1.17)	(0.67)	(0.78)	(0.33)	—
Total Distributions	(0.27)	(1.62)	(1.13)	(1.14)	(0.62)	(0.34)
Net Asset Value, End of Period	$13.99	$10.07	$20.80	$19.43	$16.19	$14.12
Total Return	42.34%	(47.13)	%(C)	13.29%	28.51%	19.74%	32.10%
Net Assets, End of Period
(thousands)	$4,269,864	$3,084,373	$5,597,209	$4,546,071	$2,725,231	$1,658,184
Ratio of Expenses to Average
Net Assets (D)	0.57%	0.55	%(B)	0.55%	0.56%	0.64%	0.69%
Ratio of Expenses to Average
Net Assets (Excluding Waivers
and Assumption of Expenses
and/or Recovery of Previously
Waived Fees) (D)	0.57%	0.55	%(B)	0.55%	0.56%	0.64%	0.69%
Ratio of Net Investment Income
to Average Net Assets	2.48%	2.90	%(B)	2.03%	2.04%	2.05%	1.82%
See page 118 for the Definitions of Abbreviations and Footnotes.

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2009

A. Organization:

     DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors.The Fund consists of fifty-seven operational portfolios and the International Small Company Portfolio ( the “Portfolio”) is included in this report.

     The Portfolio is a Fund of Funds that invests in five series of The DFA Investment Trust Company (the “Master Funds”):

		Percentage
		Ownership
Fund of Funds	Master Funds	at 10/31/09
International Small Company Portfolio	The Japanese Small Company Series	90%
	The Asia Pacific Small Company Series	85%
	The United Kingdom Small Company Series	96%
	The Continental Small Company Series	93%
	The Canadian Small Company Series	100%

     The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

     At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: Master Fund shares held by the International Small Company Portfolio are valued at their respective daily net asset value. The Portfolio’s investments reflect proportionate interest in the net assets of the corresponding Master Funds.

     The Portfolio utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:
  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A summary of inputs used to value the Portfolio’s investments by each major security type is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

     Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2009, none of the Directors have requested distribution of proceeds.

     3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

     The Portfolio recognize its pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from it respective Master Funds, which are treated as a partnership for federal income tax purposes.

     The Portfolio may be subject to taxes imposed by countries in which the Master Funds invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrue such taxes when the related income or capital gains are earned by the Master Funds or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

     Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

     For the year ended October 31, 2009, the Portfolio’s administrative services fees was accrued daily and paid monthly to the Advisor based on an effective annual rates of 0.40% of average daily net assets.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has contractually agreed to waive its administration fees and to assume the Portfolio’s other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis.The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses the Portfolio bears as a shareholder of the Master Funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s direct expenses to exceed 0.45% of average net assets on an annualized basis. The International Small Company Portfolios is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect through March 1, 2010, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2009, there were no fees waived subject to future recovery by the Advisor.

     The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio’s other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of a Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2009, the total related amounts paid by the Fund to the CCO were $197 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

     At October 31, 2009, the total liability for deferred compensation to Directors/Trustees was $96 (in thousands) and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities.

E. Federal Income Taxes:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to net realized gains on securities considered to be “passive foreign investment companies” and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase	Increase
	(Decrease)	(Decrease)
Increase	Undistributed	Accumulated
(Decrease)	Net Investment	Net Realized
Paid-In Capital	Income	Gains (Losses)
$(8,890)	$2,627	$6,263

     The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment
	Income
	and Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
2007	$147,606	$139,397	$287,003
2008	167,345	279,890	447,235
2009	81,118	—	81,118

     At October 31, 2009, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

Undistributed		Total Net
Net Investment		Distributable
Income and	Capital	Earnings
Short-Term	Loss	(Accumulated
Capital Gains	Carryforward	Losses)
$22,490	$(227,832)	$(205,342)

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the Portfolio had capital loss carryforwards available in the amount of $133,454 and $94,378 to offset future realized capital gains expiring in the years 2016 and 2017, respectively.

     Some of the investments held by the Master Funds are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2009, the Portfolio had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2009, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes (amounts in thousands):

Mark to Market	Realized Gains
$8,444	$574

     At October 31, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

			Net
			Unrealized
Federal	Unrealized	Unrealized	Appreciation
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
$4,311,177	$727,413	$(762,875)	$(35,462)

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no provision for income tax is required in the Portfolios’ financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

F. Financial Instruments:

     In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest, either directly or indirectly through its investment in its corresponding Master Funds, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Portfolio may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 30, 2009.

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Master Funds may be inhibited.

G. Line of Credit:

     The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2009.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

     For the year ended October 31, 2009, borrowings by the Portfolio under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted	Weighted	Number of	Interest	Maximum Amount
Average	Average	Days	Expense	Borrowed During
Interest Rate	Loan Balance	Outstanding	Incurred	the Period
0.92%	$3,301	45	$4	$9,459

     At October 31, 2009, International Small Company Portfolio had loans outstanding in the amounts of $1,970 (in thousands).

H. Indemnitees; Contractual Obligations:

     Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

     At October 31, 2009, there were two shareholders that held approximate 51% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

J. Subsequent Event Evaluations:

     Management has evaluated the impact of all subsequent events on the Fund through December 23, 2009, the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of International Small Company Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) at October 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian, and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2009

RESULTS OF THE SHAREHOLDER MEETING

     On June 2, 2009 and July 8, 2009, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolio, including, among other items, the election of Directors, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental investment limitations. The shareholders of the Portfolio approved each of the applicable proposals for DFAIDG and the Portfolio presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by the Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

										Percent of Outstanding
		Shares Voted								Shares Voted
						Abstain/						Abstain/
		For	%	Against	%	WithHold	%	NonVote	%	For	Against	WithHold
Proposal 1: Election of
Directors for DFAIDG*
1a	David G. Booth	5,100,343,281	93.94%	—	0.00%	328,971,623	6.06%			81.55%	0.00%	5.26%
1b	George M. Constantinides	5,105,280,301	94.03%	—	0.00%	324,034,602	5.97%			81.63%	0.00%	5.18%
1c	John P. Gould	5,100,584,112	93.95%	—	0.00%	328,730,791	6.05%			81.55%	0.00%	5.26%
1d	Roger G. Ibbotson	5,105,426,112	94.03%	—	0.00%	323,888,792	5.97%			81.63%	0.00%	5.18%
1e	Robert C. Merton	5,107,268,900	94.07%	—	0.00%	322,046,003	5.93%			81.66%	0.00%	5.15%
1f	Myron S. Scholes	5,104,997,961	94.03%	—	0.00%	324,316,942	5.97%			81.62%	0.00%	5.19%
1g	Eduardo A. Repetto	5,094,783,848	93.84%	—	0.00%	334,531,055	6.16%			81.46%	0.00%	5.35%
1h	Abbie J. Smith	5,100,861,923	93.95%	—	0.00%	328,452,981	6.05%			81.55%	0.00%	5.25%

Percent of Outstanding
	Shares Voted						Shares Voted
					Abstain/				Abstain /
	For	%	Against	%	WithHold	%	For	Against	WithHold
Proposal 2: To approve Articles of
Amendment and Restatement
for DFAIDG*	3,385,698,613	93.83%	43,557,844	1.21%	179,189,489	4.97%	54.13%	0.70%	4.97%

* Results are for all Portfolios within DFAIDG

International Small Company Portfolio

								Percent of Outstanding
		Shares Voted						Shares Voted
						Abstain/				Abstain/
		For	%	Against	%	WithHold	%	For	Against	WithHold
Proposals:
5	To approve amendments to certain
	fundamental investment restrictions
5a	Borrowing Money	146,761,050	82.53%	5,759,650	3.24%	25,304,179	14.23%	49.23%	1.93%	8.49%
5b	Making Loans	146,487,502	82.38%	5,764,592	3.24%	25,572,786	14.38%	49.13%	1.93%	8.58%
5c	Investments in Real Estate	136,816,309	76.94%	15,717,711	8.84%	25,290,860	14.22%	45.89%	5.27%	8.48%
5d	Investments in Commodities	146,666,615	82.48%	5,882,289	3.31%	25,275,976	14.21%	49.19%	1.97%	8.48%
5e	Diversification of Investments	147,253,567	82.81%	5,304,294	2.98%	25,267,019	14.21%	49.39%	1.78%	8.48%
6	To approve the elimination of certain
	fundamental investment restrictions
6a	Pledging, Mortgaging, or
	Hypothecating Assets	146,450,914	82.36%	6,115,754	3.44%	25,258,212	14.20%	49.12%	2.05%	8.47%
6b	Purchasing Securities on Margin	146,093,000	82.16%	6,478,434	3.64%	25,253,445	14.20%	49.00%	2.17%	8.47%
6d	Investing for the Purpose of
	Exercising Control	146,487,649	82.38%	6,046,180	3.40%	25,291,052	14.22%	49.13%	2.03%	8.48%
6e	Investing in Other Investment
	Companies	150,205,417	84.47%	2,351,498	1.32%	25,267,965	14.21%	50.38%	0.79%	8.48%
6f	Management Ownership of
	Securities of an Issuer	147,009,760	82.67%	5,540,873	3.12%	25,274,247	14.21%	49.31%	1.86%	8.48%
6g	Investing in Oil, Gas, or other
	Mineral Exploration, Leases or
	Development Programs	132,479,321	74.50%	20,087,264	11.30%	25,258,295	14.20%	44.44%	6.74%	8.47%
6h	Investing in Securities of
	Unseasoned Issuers	137,270,123	77.19%	15,257,960	8.58%	25,296,797	14.23%	46.04%	5.12%	8.49%
6i	Investing in Warrants	148,246,012	83.37%	4,311,609	2.42%	25,267,259	14.21%	49.72%	1.45%	8.48%
6j	Writing or Acquiring Options	133,979,497	75.34%	18,558,642	10.44%	25,286,741	14.22%	44.94%	6.22%	8.48%

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund’s costs in two ways.

     Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

     Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended October 31, 2009
EXPENSE TABLES
	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/09	10/31/09	Ratio*	Period*
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,228.70	0.16%	$0.90
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.16%	$0.82

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,674.70	0.17%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/09	10/31/09	Ratio*	Period*
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,337.60	0.14%	$0.82
Hypothetical 5% Annual Return	$1,000.00	$1,024.50	0.14%	$0.71

The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,396.50	0.16%	$0.97
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.16%	$0.82

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,464.20	0.16%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.16%	$0.82
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

October 31, 2009
(Unaudited)

     The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

	Consumer	Consumer			Health		Information			Telecommunication
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials	REITs	Services	Utilities	Other	Total
The Japanese Small
Company Series	21.1%	10.4%	1.4%	10.4%	4.0%	27.4%	11.5%	12.9%	—	0.1%	0.8%	—	100.0%
The Asia Pacific
Small Company Series	23.1%	4.1%	6.8%	13.0%	6.6%	23.4%	5.0%	12.3%	0.2%	1.8%	3.6%	0.1%	100.0%
The United Kingdom Small
Company Series	21.0%	4.3%	5.3%	14.2%	3.6%	33.0%	13.0%	4.4%	—	0.7%	0.5%	—	100.0%
The Continental Small
Company Series	14.2%	7.0%	5.4%	17.3%	8.3%	25.8%	8.6%	9.6%	—	1.0%	2.8%	—	100.0%
The Canadian Small
Company Series	13.6%	2.8%	20.6%	7.8%	4.9%	7.9%	6.4%	35.2%	—	0.4%	0.4%	—	100.0%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2010
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (88.7%)
Consumer Discretionary — (19.5%)
Exedy Corp.	119,000	$3,050,802	0.3%
K’s Holdings Corp.	156,927	3,208,280	0.3%
# Nifco, Inc.	162,700	3,354,888	0.3%
# Saizeriya Co., Ltd.	139,800	2,778,630	0.2%
# Shochiku Co., Ltd.	385,400	2,787,096	0.2%
Toyobo Co., Ltd.	2,057,000	3,432,912	0.3%
# Zensho Co., Ltd.	282,900	2,689,250	0.2%
Other Securities		234,710,137	20.0%
Total Consumer Discretionary		256,011,995	21.8%

Consumer Staples — (8.8%)
Life Corp.	183,400	2,774,682	0.2%
# Megmilk Snow Brand Co., Ltd.	178,400	3,203,738	0.3%
Morinaga Milk Industry Co., Ltd.	843,000	3,261,428	0.3%
Nippon Flour Mills Co., Ltd.	557,000	2,776,860	0.2%
Other Securities		103,418,951	8.8%
Total Consumer Staples		115,435,659	9.8%

Energy — (1.1%)
Other Securities		13,607,149	1.2%

Financials — (9.6%)
Bank of Iwate, Ltd. (The)	57,200	3,221,099	0.3%
Bank of Okinawa, Ltd. (The)	80,400	2,828,561	0.2%
Century Tokyo Leasing Corp.	277,390	3,353,656	0.3%
Fukui Bank, Ltd. (The)	841,000	2,812,144	0.2%
Hokkoku Bank, Ltd. (The)	710,000	2,637,484	0.2%
Kiyo Holdings, Inc.	2,135,900	2,904,568	0.3%
Tokai Tokyo Financial Holdings, Inc.	898,000	3,528,992	0.3%
# Yamagata Bank, Ltd.	584,500	2,758,732	0.2%
Other Securities		102,009,563	8.7%
Total Financials		126,054,799	10.7%

Health Care — (3.7%)
Kaken Pharmaceutical Co., Ltd.	335,000	3,328,139	0.3%
Nihon Kohden Corp.	151,200	2,808,516	0.2%
Nipro Corp.	180,100	3,432,208	0.3%
# Sawai Pharmaceutical Co., Ltd.	28,300	2,707,873	0.2%
Towa Pharmaceutical Co., Ltd.	42,300	2,751,127	0.2%
Other Securities		33,699,267	2.9%
Total Health Care		48,727,130	4.1%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (24.1%)
	Asahi Diamond Industrial Co., Ltd.	228,000	$3,511,188	0.3%
#	Daiseki Co., Ltd.	143,463	2,984,631	0.3%
	Duskin Co., Ltd.	166,700	2,863,208	0.2%
	Hanwa Co., Ltd.	697,000	2,766,950	0.2%
#	Hitachi Zosen Corp.	2,174,500	2,921,207	0.3%
	Kyowa Exeo Corp.	301,100	2,654,608	0.2%
#	Miura Co., Ltd.	131,300	2,978,997	0.3%
	Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,868,690	0.2%
	Takara Standard Co., Ltd.	483,000	3,013,861	0.3%
	Other Securities		289,241,353	24.6%
Total Industrials			315,804,693	26.9%

Information Technology — (10.2%)
*	Alps Electric Co., Ltd.	342,595	2,933,285	0.2%
*	Dainippon Screen Manufacturing Co., Ltd.	658,000	2,992,465	0.3%
#	eAccess, Ltd.	4,312	2,937,370	0.2%
	Horiba, Ltd.	102,800	2,749,702	0.2%
	IT Holdings Corp.	262,001	3,109,327	0.3%
#	Nichicon Corp.	258,800	3,140,872	0.3%
	Ryosan Co., Ltd.	122,000	2,966,022	0.3%
	Other Securities		113,430,976	9.6%
Total Information Technology			134,260,019	11.4%

Materials — (11.0%)
	Adeka Corp.	331,700	3,115,693	0.3%
	FP Corp.	58,500	3,045,307	0.3%
#	Hokuetsu Kishu Paper Co., Ltd.	551,199	2,754,226	0.2%
	Kureha Corp.	545,500	2,628,508	0.2%
	Nihon Parkerizing Co., Ltd.	230,000	3,001,850	0.3%
#	Nippon Paint Co., Ltd.	727,200	4,401,973	0.4%
	NOF Corp.	673,000	2,666,597	0.2%
	Toagosei Co., Ltd.	897,000	3,973,819	0.3%
	Zeon Corp.	504,000	2,953,109	0.2%
	Other Securities		116,160,673	9.9%
Total Materials			144,701,755	12.3%

Telecommunication Services — (0.0%)
	Other Securities		472,967	0.0%

Utilities — (0.7%)
#	Saibu Gas Co., Ltd.	1,268,000	3,565,305	0.3%
	Other Securities		5,501,487	0.5%
Total Utilities			9,066,792	0.8%
TOTAL COMMON STOCKS			1,164,142,958	99.0%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/01/10
(Collateralized by $1,580,000 FHLMC 4.00%, 12/15/38,
valued at $1,621,639) to be repurchased at $1,622,009.	$1,622	$1,622,000	0.1%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.2%)
§@DFA Short Term Investment Fund	146,907,740	146,907,740	12.5%
@Repurchase Agreement, Deutsche Bank Securities 0.04%, 07/01/10 (Collateralized by
FHLMC, rates ranging from 4.650%(r) to 6.144%(r), maturities ranging from
07/01/36 to 03/01/38 & FNMA, rates ranging from 5.047%(r) to 5.962%(r), maturities ranging
from 01/01/37 to 01/01/48, valued at $62,416) to be repurchased at $61,192	$61	61,192	0.0%
TOTAL SECURITIES LENDING COLLATERAL		146,968,932	12.5%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,529,805,969)^		$1,312,733,890	111.6%
____________________

^       The cost for federal income taxes is $1,531,212,099.

Summary of inputs used to value the Series’ investments as of June 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$33,456	$255,978,539	—	$256,011,995
Consumer Staples	—	115,435,659	—	115,435,659
Energy	—	13,607,149	—	3,607,149
Financials	1,674,917	124,379,882	—	126,054,799
Health Care	—	48,727,130	—	48,727,130
Industrials	149,296	315,655,397	—	315,804,693
Information Technology	—	134,260,019	—	134,260,019
Materials	110,343	144,591,412	—	144,701,755
Telecommunication Services	—	472,967	—	472,967
Utilities	—	9,066,792	—	9,066,792
Temporary Cash Investments	—	1,622,000	—	1,622,000
Securities Lending Collateral	—	146,968,932	—	146,968,932
TOTAL	$1,968,012	$1,310,765,878	—	$1,312,733,890

See accompanying notes to financial statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2010
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (85.9%)
AUSTRALIA — (46.9%)
	Adelaide Brighton, Ltd.	1,737,529	$3,875,273	0.5%
#*	Andean Resources, Ltd.	1,464,837	4,102,729	0.6%
	Ansell, Ltd.	467,276	5,126,679	0.7%
	APA Group, Ltd.	1,492,508	4,503,005	0.6%
	Australian Infrastructure Fund NL	3,018,033	4,266,521	0.6%
*	Australian Worldwide Exploration, Ltd.	1,952,017	2,873,159	0.4%
*	AWB, Ltd.	3,807,619	2,909,221	0.4%
*	Boart Longyear Group	1,526,922	3,589,054	0.5%
	Bradken, Ltd.	589,828	3,534,921	0.5%
#	Campbell Brothers, Ltd.	290,863	7,323,207	1.0%
	Centennial Coal Co., Ltd.	1,399,791	5,171,628	0.7%
	Challenger Financial Services Group, Ltd.	1,750,037	5,102,819	0.7%
	ConnectEast Group, Ltd.	13,336,043	4,237,472	0.6%
	Consolidated Media Holdings, Ltd.	1,225,674	3,264,282	0.5%
#	David Jones, Ltd.	1,447,885	5,199,539	0.7%
	DUET Group, Ltd.	3,108,006	4,199,498	0.6%
	Goodman Fielder, Ltd.	4,093,171	4,614,474	0.7%
#	Healthscope, Ltd.	950,414	4,144,653	0.6%
*	Iluka Resources, Ltd.	1,472,781	5,688,714	0.8%
#	Invocare, Ltd.	539,854	2,740,193	0.4%
#	Ioof Holdings, Ltd.	950,183	4,734,342	0.7%
#	JB Hi-Fi, Ltd.	369,522	5,878,347	0.8%
#*	Karoon Gas Australia, Ltd.	628,673	3,118,584	0.4%
	Kingsgate Consolidated, Ltd.	402,364	3,168,357	0.4%
#*	Lynas Corp., Ltd.	6,443,385	2,911,540	0.4%
	Monadelphous Group, Ltd.	302,955	3,206,649	0.5%
*	Mount Gibson Iron, Ltd.	2,962,399	3,753,357	0.5%
	Navitas, Ltd.	1,205,167	4,680,438	0.7%
*	Pacific Brands, Ltd.	4,412,120	3,242,211	0.5%
*	PanAust, Ltd.	8,757,197	3,551,475	0.5%
#	Perpetual Trustees Australia, Ltd.	140,509	3,304,418	0.5%
#	Ramsay Health Care, Ltd.	259,021	3,047,004	0.4%
#	Reece Australia, Ltd.	238,457	4,828,023	0.7%
*	Riversdale Mining, Ltd.	692,356	6,047,135	0.9%
#	Seek, Ltd.	666,916	3,883,435	0.5%
#	Spark Infrastructure Group, Ltd.	3,314,814	3,177,989	0.5%
#	Super Cheap Auto Group, Ltd.	815,159	3,668,375	0.5%
*	Ten Network Holdings, Ltd.	2,883,822	3,857,777	0.5%
	Transfield Services, Ltd.	1,322,886	3,416,813	0.5%
	UGL, Ltd.	332,576	3,760,211	0.5%
#	West Australian Newspapers Holdings, Ltd.	728,122	3,959,451	0.6%
	Other Securities		217,136,244	30.6%
TOTAL AUSTRALIA			384,799,216	54.2%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (21.9%)
Giordano International, Ltd.	6,824,000	$2,913,177	0.4%
Pacific Basin Shipping, Ltd.	5,837,000	3,612,139	0.5%
PCCW, Ltd.	9,259,000	2,701,075	0.4%
# Techtronic Industries Co., Ltd.	3,878,500	3,022,022	0.4%
# Wheelock Properties, Ltd.	1,835,000	3,044,257	0.4%
Other Securities		164,926,080	23.3%
TOTAL HONG KONG		180,218,750	25.4%

MALAYSIA — (0.0%)
Other Securities		3,985	0.0%

NEW ZEALAND — (5.1%)
Fisher & Paykel Healthcare Corp., Ltd.	2,338,345	4,987,965	0.7%
# Sky City Entertainment Group, Ltd.	2,523,346	4,916,374	0.7%
Other Securities		32,120,252	4.5%
TOTAL NEW ZEALAND		42,024,591	5.9%

SINGAPORE — (12.0%)
# Singapore Post, Ltd.	3,567,900	2,878,074	0.4%
Venture Corp., Ltd.	696,000	4,417,042	0.6%
Other Securities		90,867,139	12.8%
TOTAL SINGAPORE		98,162,255	13.8%
TOTAL COMMON STOCKS		705,208,797	99.3%

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
Other Securities		611,079	0.1%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		8,026	0.0%

HONG KONG — (0.0%)
Other Securities		190,376	0.1%

SINGAPORE — (0.0%)
Other Securities		166,493	0.0%
TOTAL RIGHTS/WARRANTS		364,895	0.1%

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/01/10
(Collateralized by $1,350,000 FHLMC 4.00%, 12/15/38,
valued at $1,385,578) to be repurchased at $1,385,007	$1,385	1,385,000	0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares/
		Face		Percentage
		Amount	Value†	of Net Assets**
		(000)
SECURITIES LENDING COLLATERAL — (13.8%)
§@	DFA Short Term Investment Fund	113,583,847	$113,583,847	16.0%
@	Repurchase Agreement, Deutsche Bank Securities 0.04%, 07/01/10 (Collateralized by
	FHLMC, rates ranging from 4.650%(r) to 6.144%(r), maturities ranging from
	07/01/36 to 03/01/38 & FNMA, rates ranging from 5.047%(r) to 5.962%(r), maturities ranging
	from 01/01/37 to 01/01/48, valued at $63,653) to be repurchased at $62,405	$62	62,405	0.0%
	TOTAL SECURITIES LENDING COLLATERAL		113,646,252	16.0%
	TOTAL INVESTMENTS — (100.0%)
	(Cost $819,171,262)^		$821,216,023	115.7%
____________________

^       The cost for federal income taxes is $823,521,146

Summary of inputs used to value the Series’ investments as of June 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,091,390	$382,707,826	—	$384,799,216
Hong Kong	—	180,218,750	—	180,218,750
Malaysia	—	3,985	—	3,985
New Zealand	168,441	41,856,150	—	42,024,591
Singapore	1,001,956	97,160,299	—	98,162,255
Preferred Stocks
Australia	—	611,079	—	611,079
Rights/Warrants
Australia	8,026	—	—	8,026
Hong Kong	38,687	151,689	—	190,376
Singapore	166,493	—	—	166,493
Temporary Cash Investments	—	1,385,000	—	1,385,000
Securities Lending Collateral	—	113,646,252	—	113,646,252
TOTAL	$3,474,993	$817,741,030	—	$821,216,023

See accompanying notes to financial statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2010
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (96.1%)
Consumer Discretionary — (19.4%)
* GKN P.L.C.	3,830,675	$6,590,887	0.8%
Halfords Group P.L.C.	752,842	5,479,838	0.7%
Informa P.L.C.	1,449,124	7,656,217	0.9%
Thomas Cook Group P.L.C.	2,352,131	6,225,790	0.8%
United Business Media P.L.C.	864,643	6,385,799	0.8%
Other Securities		131,334,223	16.1%
Total Consumer Discretionary		163,672,754	20.1%

Consumer Staples — (4.2%)
PZ Cussons P.L.C.	1,298,024	6,610,062	0.8%
Other Securities		29,307,444	3.6%
Total Consumer Staples		35,917,506	4.4%

Energy — (4.4%)
* Dana Petroleum P.L.C.	333,328	5,611,285	0.7%
* Premier Oil P.L.C.	335,099	6,186,887	0.8%
* Soco International P.L.C.	892,380	5,285,370	0.6%
Other Securities		20,287,379	2.5%
Total Energy		37,370,921	4.6%

Financials — (12.2%)
Amlin P.L.C.	1,384,253	7,966,999	1.0%
Catlin Group, Ltd. P.L.C.	1,006,490	5,268,776	0.6%
# Henderson Group P.L.C.	2,936,019	5,339,101	0.7%
Hiscox, Ltd. P.L.C.	1,517,006	7,732,405	0.9%
IG Group Holdings P.L.C.	1,241,907	7,758,937	0.9%
Provident Financial P.L.C.	461,410	5,756,830	0.7%
Other Securities		63,289,470	7.8%
Total Financials		103,112,518	12.6%

Health Care — (2.8%)
SSL International P.L.C.	753,239	9,070,958	1.1%
Other Securities		14,209,921	1.7%
Total Health Care		23,280,879	2.8%

Industrials — (32.3%)
Aggreko P.L.C.	461,100	9,679,769	1.2%
Arriva P.L.C.	655,941	7,481,621	0.9%
# Babcock International Group P.L.C.	811,461	7,208,999	0.9%
Balfour Beatty P.L.C.	1,858,647	6,610,596	0.8%
Carillion P.L.C.	1,523,518	6,996,459	0.9%
Charter International P.L.C.	614,873	5,751,996	0.7%
Chemring Group P.L.C.	128,869	5,698,659	0.7%
Chloride Group P.L.C.	1,025,093	5,919,155	0.7%
# De la Rue P.L.C.	387,017	5,463,976	0.7%
Firstgroup P.L.C.	1,080,257	5,863,814	0.7%
Hays P.L.C.	4,680,905	6,386,123	0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Homeserve P.L.C.	220,105	$6,557,457	0.8%
IMI P.L.C.	1,191,221	12,137,055	1.5%
Intertek Group P.L.C.	539,854	11,573,064	1.4%
Meggitt P.L.C.	1,688,203	7,769,239	1.0%
Michael Page International P.L.C.	1,235,568	6,840,264	0.8%
Spirax-Sarco Engineering P.L.C.	301,608	6,144,971	0.8%
Tomkins P.L.C.	3,282,427	11,024,612	1.3%
* Travis Perkins P.L.C.	520,455	5,661,579	0.7%
Ultra Electronics Holdings P.L.C.	267,145	6,101,722	0.7%
# VT Group P.L.C.	677,021	7,788,726	1.0%
Weir Group P.L.C. (The)	483,663	7,430,369	0.9%
Other Securities		110,653,648	13.6%
Total Industrials		272,743,873	33.5%

Information Technology — (12.8%)
ARM Holdings P.L.C.	3,495,830	14,468,821	1.8%
Dimension Data Holdings P.L.C.	5,151,402	7,226,250	0.9%
Halma P.L.C.	1,461,044	5,951,417	0.7%
Logica P.L.C.	4,700,401	7,623,783	0.9%
* Misys P.L.C.	1,833,430	6,442,828	0.8%
Rotork P.L.C.	348,025	6,650,359	0.8%
Spectris P.L.C.	490,382	5,646,959	0.7%
Other Securities		53,933,894	6.6%
Total Information Technology		107,944,311	13.2%

Materials — (4.6%)
Croda International P.L.C.	484,717	7,263,939	0.9%
Mondi P.L.C.	1,046,807	5,957,184	0.7%
Other Securities		25,540,930	3.1%
Total Materials		38,762,053	4.7%

Telecommunication Services — (1.5%)
* Cable & Wireless Communications P.L.C.	6,239,948	5,384,087	0.7%
Other Securities		7,311,594	0.9%
Total Telecommunication Services		12,695,681	1.6%

Utilities — (1.9%)
Northumbrian Water Group P.L.C.	1,180,020	5,367,081	0.7%
Pennon Group P.L.C.	924,778	7,616,167	0.9%
Other Securities		3,009,696	0.4%
Total Utilities		15,992,944	2.0%
TOTAL COMMON STOCKS		811,493,440	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		17,901	0.0%
TOTAL RIGHTS/WARRANTS		17,901	0.0%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/01/10
(Collateralized by $395,000 FHLMC 4.00%, 12/15/38,
valued at $405,410) to be repurchased at $403,002	$403	$403,000	0.1%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (3.8%)
§@ DFA Short Term Investment Fund	31,717,501	31,717,501	3.9%
§@ Repurchase Agreement, Deutsche Bank Securities 0.04%, 07/01/10 (Collateralized by
FHLMC, rates ranging from 4.650%(r) to 6.144%(r), maturities ranging from
07/01/36 to 03/01/38 & FNMA, rates ranging from 5.047%(r) to 5.962%(r), maturities ranging
from 01/01/37 to 01/01/48, valued at $615,120) to be repurchasd at $603,060.	$603	603,059	0.1%
TOTAL SECURITIES LENDING COLLATERAL		32,320,560	4.0%

TOTAL INVESTMENTS — (100.0%)
(Cost $923,869,492)^		$844,234,901	103.6%
____________________

^       The cost for federal income tax purposes is $928,507,421.

Summary of inputs used to value the Series’ investments as of June 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,431,551	$162,241,203	—	$163,672,754
Consumer Staples	246,526	35,670,980	—	35,917,506
Energy	121,978	37,248,943	—	37,370,921
Financials	1,621,002	101,491,516	—	103,112,518
Health Care	—	23,280,879	—	23,280,879
Industrials	571,539	272,172,334	—	272,743,873
Information Technology	—	107,944,311	—	107,944,311
Materials	—	38,762,053	—	38,762,053
Telecommunication Services	7,344,691	5,350,990	—	12,695,681
Utilities	—	15,992,944	—	15,992,944
Rights/Warrants	—	17,901	—	17,901
Temporary Cash Investments	—	403,000	—	403,000
Securities Lending Collateral	—	32,320,560	—	32,320,560
TOTAL	$11,337,287	$832,897,614	—	$844,234,901

See accompanying notes to financial statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2010
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (85.3%)
AUSTRIA — (2.5%)
Andritz AG	116,739	$6,511,772	0.4%
Other Securities		39,143,846	2.5%
TOTAL AUSTRIA		45,655,618	2.9%

BELGIUM — (3.6%)
Bekaert SA	56,385	9,400,298	0.6%
D’Ieteren SA	12,852	5,451,113	0.3%
Other Securities		51,038,935	3.3%
TOTAL BELGIUM		65,890,346	4.2%

DENMARK — (2.4%)
Other Securities		44,060,466	2.8%

FINLAND — (6.8%)
KCI Konecranes Oyj	232,703	6,068,530	0.4%
Metso Corp. Oyj	200,341	6,420,249	0.4%
* M-Real Oyj Series B	3,525,955	12,357,880	0.8%
# Nokian Renkaat Oyj	325,926	7,976,478	0.5%
Other Securities		90,172,646	5.8%
TOTAL FINLAND		122,995,783	7.9%

FRANCE — (10.8%)
# Arkema SA	199,362	6,938,585	0.4%
#* Atos Origin SA	143,571	5,764,808	0.4%
# Bourbon SA	155,755	6,261,854	0.4%
Gemalto NV	149,247	5,616,744	0.4%
Nexans SA	92,377	5,382,789	0.3%
SEB SA	87,918	5,684,757	0.4%
Societe BIC SA	84,787	6,021,766	0.4%
* Valeo SA	232,962	6,335,769	0.4%
Other Securities		148,555,370	9.5%
TOTAL FRANCE		196,562,442	12.6%

GERMANY — (12.5%)
* Aareal Bank AG	492,663	8,227,880	0.5%
# Aixtron AG	259,027	6,123,743	0.4%
Aurubis AG	144,707	6,343,979	0.4%
Bilfinger Berger AG	162,980	9,043,963	0.6%
DVB Bank SE	173,470	5,228,896	0.3%
Lanxess AG	207,088	8,777,993	0.6%
MTU Aero Engines Holding AG	163,223	9,090,094	0.6%
Rheinmetall AG	107,359	6,141,168	0.4%
Rhoen-Klinikum AG	379,608	8,410,726	0.5%
#* SGL Carbon SE	217,830	6,288,525	0.4%
Software AG	70,053	7,201,929	0.4%

The Continental Small Company Series

continued

			Percentage
	Shares	Value††	of Net Assets**
GERMANY — (Continued)
Stada Arzneimittel AG	173,213	$5,733,560	0.4%
Wincor Nixdorf AG	112,151	6,269,020	0.4%
Other Securities		134,939,831	8.6%
TOTAL GERMANY		227,821,307	14.5%

GREECE — (2.2%)
Other Securities		39,271,659	2.5%

IRELAND — (2.4%)
DCC P.L.C.	308,989	6,982,158	0.4%
* Dragon Oil P.L.C.	1,347,570	8,101,372	0.5%
Paddy Power P.L.C.	180,573	5,606,946	0.4%
Other Securities		23,608,535	1.5%
TOTAL IRELAND		44,299,011	2.8%

ISRAEL — (1.8%)
Other Securities		33,181,517	2.1%

ITALY — (7.1%)
Other Securities		129,454,797	8.3%

NETHERLANDS — (5.0%)
Imtech NV	240,919	6,200,900	0.4%
Nutreco Holding NV	136,273	7,317,552	0.5%
SBM Offshore NV	405,237	5,797,413	0.4%
Other Securities		71,354,713	4.5%
TOTAL NETHERLANDS		90,670,578	5.8%

NORWAY — (3.0%)
Other Securities		55,178,688	3.5%

PORTUGAL — (1.1%)
Other Securities		19,185,700	1.2%

SPAIN — (4.5%)
Ebro Puleva SA	312,280	5,276,741	0.3%
Other Securities		76,222,008	4.9%
TOTAL SPAIN		81,498,749	5.2%

SWEDEN — (6.4%)
Boliden AB	501,654	5,544,605	0.4%
# Elekta AB Series B	302,500	7,654,979	0.5%
Modern Times Group AB Series B	104,909	5,743,079	0.4%
Trelleborg AB Series B	878,565	5,238,155	0.3%
Other Securities		92,754,786	5.9%
TOTAL SWEDEN		116,935,604	7.5%

The Continental Small Company Series

continued

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (13.0%)
Aryzta AG	265,691	$10,222,368	0.7%
Bank Sarasin & Cie AG Series B	172,644	6,909,694	0.4%
* Clariant AG	756,817	9,583,124	0.6%
# Galenica Holding AG	15,281	5,921,171	0.4%
#* Logitech International SA	394,849	5,344,839	0.4%
Nobel Biocare Holding AG	305,802	5,264,181	0.3%
PSP Swiss Property AG	141,111	8,440,603	0.5%
Sika AG	4,203	7,450,457	0.5%
Sulzer AG	64,623	6,027,693	0.4%
Swiss Prime Site AG	138,497	8,385,261	0.5%
# Valiant Holding AG	33,293	6,207,981	0.4%
Other Securities		155,623,442	9.9%
TOTAL SWITZERLAND		235,380,814	15.0%

UNITED KINGDOM — (0.2%)
Other Securities		3,986,220	0.3%
TOTAL COMMON STOCKS		1,552,029,299	99.1%

RIGHTS/WARRANTS — (0.0%)

BELGIUM — (0.0%)
Other Securities		42,932	0.0%

FRANCE — (0.0%)
Other Securities		76,973	0.0%

ITALY — (0.0%)
Other Securities		161,575	0.0%

SWITZERLAND — (0.0%)
Other Securities		23,665	0.0%
TOTAL RIGHTS/WARRANTS		305,145	0.0%

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/01/10
(Collateralized by $1,135,000 FHLMC 4.00%, 12/15/38,
valued at $1,164,912) to be repurchased at $1,164,006	$1,164	1,164,000	0.1%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.6%)
§@ DFA Short Term Investment Fund	264,097,858	264,097,858	16.9%
@ Repurchase Agreement, Deutsche Bank Securities 0.04%, 07/01/10 (Collateralized by
FHLMC, rates ranging from 4.650%(r) to 6.144%(r), maturities ranging from
07/01/36 to 03/01/38 & FNMA, rates ranging from 5.047%(r) to 5.962%(r), maturities ranging
from 01/01/37 to 01/01/48, valued at $1,232,613) to be repurchased at $1,208,445	$1,208	1,208,444	0.1%

TOTAL SECURITIES LENDING COLLATERAL		265,306,302	17.0%

TOTAL INVESTMENTS — (100.0%)
(Cost $1,876,682,193)^		$1,818,804,746	116.2%
____________________

^       The cost for federal income tax purposes is $1,877,985,262.

The Continental Small Company Series

continued

Summary of inputs used to value the Series’ investments as of June 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$160,018	$45,495,600	—	$45,655,618
Belgium	212,639	65,677,707	—	65,890,346
Denmark	—	44,060,466	—	44,060,466
Finland	1,171,666	121,824,117	—	122,995,783
France	438,090	196,124,352	—	196,562,442
Germany	102,233	227,719,074	—	227,821,307
Greece	867,053	38,404,606	—	39,271,659
Ireland	611,612	43,687,399	—	44,299,011
Israel	3,045,851	30,135,666	—	33,181,517
Italy	—	129,454,797	—	129,454,797
Netherlands	838,470	89,832,108	—	90,670,578
Norway	106,009	55,072,679	—	55,178,688
Portugal	—	19,185,700	—	19,185,700
Spain	128,545	81,370,204	—	81,498,749
Sweden	—	116,935,604	—	116,935,604
Switzerland	75,845	235,304,969	—	235,380,814
United Kingdom	1,030,519	2,955,701	—	3,986,220
Rights/Warrants
Belgium	42,921	11	—	42,932
France	76,973	—	—	76,973
Italy	161,575	—	—	161,575
Switzerland	23,665	—	—	23,665
Temporary Cash Investments	—	1,164,000	—	1,164,000
Securities Lending Collateral	—	265,306,302	—	265,306,302
TOTAL	$9,093,684	$1,809,711,062	—	$1,818,804,746

See accompanying notes to financial statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2010
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (79.9%)
Consumer Discretionary — (9.3%)
#	Astral Media, Inc. Class A	186,347	$6,292,964	1.2%
	Corus Entertainment, Inc. Class B	278,300	4,909,562	1.0%
	Dorel Industries, Inc. Class B	107,500	3,361,679	0.7%
	Groupe Aeroplan, Inc.	548,621	4,566,044	0.9%
#	Quebecor, Inc. Class B	159,493	4,873,709	1.0%
	Reitmans Canada, Ltd. Class A	193,400	3,404,552	0.7%
*	RONA, Inc.	426,885	6,295,707	1.2%
	Other Securities		24,552,316	4.8%
Total Consumer Discretionary			58,256,533	11.5%

Consumer Staples — (2.1%)
	Other Securities		12,951,958	2.6%

Energy — (15.5%)
#*	Bankers Petroleum, Ltd.	710,492	4,685,223	0.9%
*	Crew Energy, Inc.	261,196	3,700,001	0.7%
#	Progress Energy Resources Corp.	385,252	4,476,603	0.9%
	ShawCor, Ltd.	209,500	5,283,993	1.0%
#	Trican Well Service, Ltd.	391,971	5,018,613	1.0%
#*	Uranium One, Inc.	1,819,900	4,427,731	0.9%
#*	UTS Energy Corp.	1,651,190	3,195,201	0.6%
	Other Securities		66,266,544	13.1%
Total Energy			97,053,909	19.1%

Financials — (5.7%)
#	AGF Management, Ltd. Class B	348,279	4,681,671	0.9%
	Canadian Western Bank	226,200	5,023,125	1.0%
	Home Capital Group, Inc.	113,700	4,503,996	0.9%
	Laurentian Bank of Canada	92,400	3,656,768	0.7%
#	TMX Group, Inc.	136,310	3,558,363	0.7%
	Other Securities		14,187,600	2.8%
Total Financials			35,611,523	7.0%

Health Care — (4.1%)
	Biovail Corp.	329,038	6,339,363	1.2%
#*	MDS, Inc.	464,108	3,914,978	0.8%
*	SXC Health Solutions Corp.	85,159	6,260,432	1.2%
	Other Securities		8,900,618	1.8%
Total Health Care			25,415,391	5.0%

The Canadian Small Company Series

continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (7.0%)
#	IESI-BFC, Ltd.	289,345	$5,770,320	1.1%
#	Russel Metals, Inc.	229,900	3,917,511	0.8%
#*	Stantec, Inc.	156,600	3,468,722	0.7%
#	Superior Plus Corp.	359,555	4,323,239	0.9%
	Toromont Industries, Ltd.	214,900	4,632,901	0.9%
#	Transcontinental, Inc. Class A	256,564	3,171,652	0.6%
	Other Securities		18,690,209	3.7%
Total Industrials			43,974,554	8.7%

Information Technology — (5.0%)
*	Celestica, Inc.	797,607	6,443,493	1.3%
*	MacDonald Dettweiler & Associates, Ltd.	140,620	5,783,048	1.1%
#*	Open Text Corp.	135,242	5,081,659	1.0%
	Other Securities		13,709,584	2.7%
Total Information Technology			31,017,784	6.1%

Materials — (30.3%)
	Alamos Gold, Inc.	389,180	5,969,949	1.2%
*	Consolidated Thompson Iron Mines, Ltd.	650,446	4,435,901	0.9%
#*	Detour Gold Corp.	229,601	5,100,807	1.0%
#*	Equinox Minerals, Ltd.	1,678,290	5,880,439	1.2%
*	Euro Goldfields, Ltd.	521,060	3,333,257	0.6%
*	Golden Star Resources, Ltd.	855,400	3,776,600	0.7%
*	HudBay Minerals, Inc.	477,851	5,013,946	1.0%
*	Lundin Mining Corp.	1,147,100	3,243,409	0.6%
	Methanex Corp.	359,200	7,068,940	1.4%
#*	New Gold, Inc.	908,262	5,639,577	1.1%
#*	Novagold Resources, Inc.	483,609	3,370,794	0.7%
#	Pan Amer Silver Corp.	220,900	5,554,923	1.1%
#*	Quadra FNX Mining, Ltd.	543,917	5,002,064	1.0%
#*	Seabridge Gold, Inc.	114,412	3,562,780	0.7%
*	SEMAFO, Inc.	838,035	6,337,121	1.2%
#	Sherritt International Corp.	821,953	4,416,487	0.9%
*	Silver Standard Resources, Inc.	229,462	4,093,263	0.8%
#*	Thompson Creek Metals Co., Inc.	474,700	4,120,265	0.8%
	West Fraser Timber Co., Ltd.	123,716	3,861,803	0.8%
	Other Securities		99,812,950	19.7%
Total Materials			189,595,275	37.4%

Telecommunication Services — (0.2%)
	Other Securities		1,567,443	0.3%

Utilities — (0.7%)
	Other Securities		4,177,022	0.8%
TOTAL COMMON STOCKS			499,621,392	98.5%

The Canadian Small Company Series

continued

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/02/10
(Collateralized by $1,455,000 FHLMC 4.00%, 12/15/38,
valued at $1,493,345) to be repurchased at $1,493,016	$1,493	$1,493,000	0.3%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (19.9%)
§@ DFA Short Term Investment Fund	103,927,021	103,927,021	20.5%
@ Repurchase Agreement, Deutsche Bank Securities 0.04%, 07/01/10 (Collateralized by
FHLMC, rates ranging from 4.650%(r) to 6.144%(r), maturities ranging from
07/01/36 to 03/01/38 & FNMA, rates ranging from 5.047%(r) to 5.962%(r), maturities ranging
from 01/01/37 to 01/01/48, valued at $20,696,571) to be repurchased at $20,290,780	$20,291	20,290,757	4.0%

TOTAL SECURITIES LENDING COLLATERAL		124,217,778	24.5%

TOTAL INVESTMENTS — (100.0%)
(Cost $720,347,837)^		$625,332,170	123.3%
____________________

^       The cost for federal income tax purposes is $720,347,837.

Summary of inputs used to value the Series’ investments as of June 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$58,256,533	—	—	$58,256,533
Consumer Staples	12,951,958	—	—	12,951,958
Energy	97,053,909	—	—	97,053,909
Financials	35,611,523	—	—	35,611,523
Health Care	25,415,391	—	—	25,415,391
Industrials	43,974,554	—	—	43,974,554
Information Technology	31,017,784	—	—	31,017,784
Materials	189,595,275	—	—	189,595,275
Telecommunication Services	1,567,443	—	—	1,567,443
Utilities	4,177,022	—	—	4,177,022
Temporary Cash Investments	—	$1,493,000	—	1,493,000
Securities Lending Collateral	—	124,217,778	—	124,217,778
TOTAL	$499,621,392	$125,710,778	—	$625,332,170

See accompanying notes to financial statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (87.1%)
Consumer Discretionary — (18.4%)
# K’s Holdings Corp.	130,772	$4,237,998	0.4%
Nissan Shatai Co., Ltd.	407,023	3,430,896	0.3%
PanaHome Corp.	440,200	2,756,561	0.2%
# Saizeriya Co., Ltd.	168,800	3,256,721	0.3%
Shochiku Co., Ltd.	416,400	3,658,864	0.3%
# Tomy Co., Ltd.	313,193	2,764,145	0.2%
Other Securities		227,372,576	19.2%
Total Consumer Discretionary		247,477,761	20.9%

Consumer Staples — (9.1%)
Fancl Corp.	170,300	3,039,176	0.3%
Itoham Foods, Inc.	693,800	2,742,506	0.2%
Life Corp.	183,900	3,224,609	0.3%
* Megmilk Snow Brand Co., Ltd.	180,000	3,549,408	0.3%
Morinaga Milk Industry Co., Ltd.	852,000	3,975,218	0.3%
Nippon Flour Mills Co., Ltd.	604,000	3,069,254	0.3%
# Nisshin Oillio Group, Ltd. (The)	548,000	2,887,732	0.2%
Other Securities		99,240,254	8.4%
Total Consumer Staples		121,728,157	10.3%

Energy — (1.2%)
Other Securities		16,608,436	1.4%

Financials — (9.1%)
Aichi Bank, Ltd. (The)	34,100	2,859,215	0.2%
# Bank of Iwate, Ltd. (The)	57,400	3,400,866	0.3%
Century Tokyo Leasing Corp.	308,990	3,451,730	0.3%
# Fukui Bank, Ltd. (The)	841,000	2,791,181	0.2%
Okasan Securities Group, Inc.	594,000	2,807,164	0.2%
#* Senshu Ikeda Holdings, Inc.	1,258,000	4,304,438	0.4%
Tokai Tokyo Financial Holdings, Inc.	898,000	2,910,323	0.3%
Yamagata Bank, Ltd.	584,500	2,803,136	0.2%
Other Securities		96,639,604	8.2%
Total Financials		121,967,657	10.3%

Health Care — (3.5%)
Hogy Medical Co., Ltd.	50,300	2,703,731	0.2%
Kaken Pharmaceutical Co., Ltd.	348,000	3,148,930	0.3%
Kyorin Co., Ltd.	177,000	2,830,803	0.3%
Nippon Shinyaku Co., Ltd.	237,000	3,278,069	0.3%
Nipro Corp.	180,100	3,888,012	0.3%
Other Securities		31,071,410	2.6%
Total Health Care		46,920,955	4.0%

The Japanese Small Company Series

continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (23.9%)
#	Daiseki Co., Ltd.	147,263	$2,893,882	0.3%
*	Ebara Corp.	825,000	3,624,591	0.3%
#*	Iseki & Co., Ltd.	759,000	2,841,757	0.2%
	Kyowa Exeo Corp.	306,000	2,802,620	0.2%
#	Meidensha Corp.	764,050	3,828,337	0.3%
	Miura Co., Ltd.	132,100	3,689,039	0.3%
	Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,682,995	0.2%
	Takara Standard Co., Ltd.	515,000	2,970,448	0.3%
#	Toshiba Plant Kensetsu Co., Ltd.	219,450	2,872,309	0.2%
	Other Securities		292,927,396	24.8%
Total Industrials			321,133,374	27.1%

Information Technology — (10.0%)
#*	Dainippon Screen Manufacturing Co., Ltd.	652,000	2,771,193	0.2%
	eAccess, Ltd.	4,312	3,024,281	0.3%
	Hosiden Corp.	243,000	2,942,705	0.3%
	IT Holdings Corp.	262,001	3,228,913	0.3%
	Ryosan Co., Ltd.	122,000	2,913,094	0.2%
	Other Securities		119,972,304	10.1%
Total Information Technology			134,852,490	11.4%

Materials — (11.2%)
	Adeka Corp.	341,200	3,127,162	0.2%
#	FP Corp.	63,900	3,165,602	0.3%
	Hokuetsu Kishu Paper Co., Ltd.	601,199	3,109,276	0.2%
	Kureha Corp.	627,500	3,384,770	0.3%
	Nifco, Inc.	162,700	3,329,607	0.3%
	Nihon Parkerizing Co., Ltd.	230,000	2,726,796	0.2%
#	Nippon Paint Co., Ltd.	727,200	4,364,964	0.4%
#	NOF Corp.	701,000	3,179,395	0.3%
	Toagosei Co., Ltd.	897,000	3,137,826	0.3%
	Other Securities		121,727,189	10.3%
Total Materials			151,252,587	12.8%

Telecommunication Services — (0.0%)
	Other Securities		596,409	0.1%

Utilities — (0.7%)
#	Saibu Gas Co., Ltd.	1,291,000	3,693,034	0.3%
	Other Securities		5,914,064	0.5%
Total Utilities			9,607,098	0.8%

TOTAL COMMON STOCKS			1,172,144,924	99.1%

The Japanese Small Company Series

continued

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09
(Collateralized by $115,000 FNMA 6.50%, 06/25/39,
valued at $123,769) to be repurchased at $118,002	$118	$118,000	0.0%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.9%)
§@ DFA Short Term Investment Fund LP	172,297,110	172,297,110	14.6%
@ Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09
(Collateralized by various corporate obligations, ranging in par value from
$4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $752,982)
to be repurchased at $738,222	$738	738,218	0.0%

TOTAL SECURITIES LENDING COLLATERAL		173,035,328	14.6%

TOTAL INVESTMENTS —(100.0%)
(Cost $1,560,342,919)		$1,345,298,252	113.7%

Summary of inputs used to value the Series’ net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$247,477,761	—	$247,477,761
Consumer Staples	$3,549,408	118,178,749	—	121,728,157
Energy	—	16,608,436	—	16,608,436
Financials	4,304,438	117,663,219	—	121,967,657
Health Care	—	46,920,955	—	46,920,955
Industrials	176,637	320,956,737	—	321,133,374
Information Technology	—	134,852,490	—	134,852,490
Materials	—	151,252,587	—	151,252,587
Telecommunication Services	—	596,409	—	596,409
Utilities	—	9,607,098	—	9,607,098
Temporary Cash Investments	—	118,000	—	118,000
Securities Lending Collateral	—	173,035,328	—	173,035,328
TOTAL	$8,030,483	$1,337,267,769	—	$1,345,298,252

See accompanying notes to financial statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (82.9%)
AUSTRALIA — (48.9%)
#	Adelaide Brighton, Ltd.	1,480,311	$3,724,318	0.5%
#*	Andean Resources, Ltd.	1,464,837	2,876,891	0.4%
#	APA Group, Ltd.	1,044,302	2,954,348	0.4%
*	Austar United Communications, Ltd.	3,107,163	3,602,715	0.5%
	Australian Infrastructure Fund	2,805,723	4,426,075	0.7%
#	Australian Pharmaceutical Industries, Ltd. (6002840)	5,079,394	3,377,108	0.5%
*	Australian Pharmaceutical Industries, Ltd. (60028RR)	4,331,586	2,904,802	0.4%
#	AWB, Ltd.	3,807,619	4,157,632	0.6%
	AWE, Ltd.	1,482,305	3,397,856	0.5%
#	Bradken, Ltd.	582,247	3,202,182	0.5%
#	Campbell Brothers, Ltd. (6161729)	240,269	6,196,971	0.9%
*	Centamin Egypt, Ltd.	2,112,300	4,331,276	0.6%
#	Centennial Coal Co., Ltd.	1,196,500	3,341,606	0.5%
	Challenger Financial Services Group, Ltd.	1,750,037	5,754,880	0.8%
#	ConnectEast Group, Ltd.	8,607,304	3,049,683	0.5%
#	Crane Group, Ltd.	345,440	2,783,584	0.4%
#	David Jones, Ltd.	1,296,067	6,140,136	0.9%
#	Downer EDI, Ltd.	908,261	6,914,045	1.0%
#	DUET Group, Ltd.	2,903,270	4,392,324	0.6%
#	Flight Centre, Ltd.	192,954	2,910,033	0.4%
#*	Graincorp, Ltd. Series A	461,398	2,868,614	0.4%
#	Healthscope, Ltd.	857,741	3,640,247	0.5%
	Invocare, Ltd.	637,257	3,346,428	0.5%
#	IOOF Holdings, Ltd.	950,183	4,451,477	0.7%
#	JB Hi-Fi, Ltd.	281,420	5,175,392	0.8%
#*	Karoon Gas Australia, Ltd.	628,673	4,257,692	0.6%
	Monadelphous Group, Ltd.	302,955	3,598,672	0.5%
#*	Mount Gibson Iron, Ltd.	3,114,599	3,290,085	0.5%
	Navitas, Ltd.	1,205,167	4,012,073	0.6%
*	Pacific Brands, Ltd.	4,412,120	5,137,506	0.8%
#*	PanAust, Ltd.	8,757,197	3,578,848	0.5%
#	Perpetual Trustees Australia, Ltd.	95,745	3,190,548	0.5%
#	Reece Australia, Ltd.	238,457	5,244,014	0.8%
#*	Riversdale Mining, Ltd.	692,356	3,279,236	0.5%
#	Seek, Ltd.	666,916	3,584,917	0.5%
	Sigma Pharmaceuticals, Ltd.	4,862,235	4,070,078	0.6%
#	Spark Infrastructure Group, Ltd.	2,596,492	2,815,225	0.4%
	Super Cheap Auto Group, Ltd.	718,503	3,377,562	0.5%
*	Tap Oil, Ltd.	3,987,713	3,732,072	0.6%
#	Ten Network Holdings, Ltd.	2,056,782	2,807,921	0.4%
	Tower Australia Group, Ltd.	1,159,243	3,055,999	0.5%
	Transfield Services, Ltd.	753,413	2,840,717	0.4%
#	West Australian Newspapers Holdings, Ltd.	709,322	4,717,984	0.7%
#	Wotif.com Holdings, Ltd.	538,244	2,893,564	0.4%
	Other Securities		229,192,872	33.7%
TOTAL AUSTRALIA			398,598,208	58.5%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (17.2%)
Daphne International Holdings, Ltd.	4,086,000	$3,088,086	0.5%
Lee & Man Paper Manufacturing, Ltd.	1,504,400	2,974,469	0.4%
Pacific Basin Shipping, Ltd.	3,924,000	2,888,627	0.4%
Other Securities		131,448,120	19.3%
TOTAL HONG KONG		140,399,302	20.6%

MALAYSIA — (0.0%)
Other Securities		3,780	0.0%

NEW ZEALAND — (5.7%)
# Fisher & Paykel Healthcare Corp., Ltd.	2,418,756	5,359,380	0.8%
Sky City Entertainment Group, Ltd.	2,535,089	6,262,217	0.9%
Other Securities		35,214,606	5.2%
TOTAL NEW ZEALAND		46,836,203	6.9%

SINGAPORE — (11.1%)
Venture Corp., Ltd.	504,000	3,215,158	0.5%
Other Securities		87,252,814	12.8%
TOTAL SINGAPORE		90,467,972	13.3%
TOTAL COMMON STOCKS		676,305,465	99.3%

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
Other Securities		518,901	0.1%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		38,010	0.0%

HONG KONG — (0.0%)
Other Securities		311,564	0.0%

SINGAPORE — (0.0%)
Other Securities		16,019	0.0%
TOTAL RIGHTS/WARRANTS		365,593	0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09
(Collateralized by $465,000 FNMA 6.50%, 06/25/39,
valued at $500,456) to be repurchased at $490,008	$490	$490,000	0.1%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.9%)
§@ DFA Short Term Investment Fund LP	133,343,064	133,343,064	19.6%
@ Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09
(Collateralized by various corporate obligations, ranging in par value from
$4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $4,861,165)
to be repurchased at $4,765,876	$4,766	4,765,848	0.7%

TOTAL SECURITIES LENDING COLLATERAL		138,108,912	20.3%

TOTAL INVESTMENTS — (100.0%)
(Cost $748,104,019)		$815,788,871	119.8%

Summary of inputs used to value the Fund’s net assets as of December 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,134,169	$394,464,039	—	$398,598,208
Hong Kong	364,876	140,034,426	—	140,399,302
Malaysia	—	3,780	—	3,780
New Zealand	—	46,836,203	—	46,836,203
Singapore	2,266,376	88,201,596	—	90,467,972
Preferred Stocks
Australia	—	518,901	—	518,901
Rights/Warrants
Australia	1,380	36,630	—	38,010
Hong Kong	29,621	281,943	—	311,564
Singapore	16,019	—	—	16,019
Temporary Cash Investments	—	490,000	—	490,000
Securities Lending Collateral	—	138,108,912	—	138,108,912
TOTAL	$6,812,441	$808,976,430	—	$815,788,871

See accompanying notes to financial statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (96.4%)
Consumer Discretionary — (20.2%)
Aegis Group P.L.C.	3,279,567	$5,895,612	0.8%
Bellway P.L.C.	420,170	5,025,477	0.7%
* DSG International P.L.C.	10,089,373	5,051,941	0.7%
Halfords Group P.L.C.	837,680	5,371,161	0.7%
Informa P.L.C.	1,440,320	6,909,243	0.9%
United Business Media P.L.C.	864,643	6,542,539	0.8%
WH Smith P.LC.	588,205	4,851,076	0.6%
Other Securities		120,525,991	15.6%
Total Consumer Discretionary		160,173,040	20.8%

Consumer Staples — (4.2%)
PZ Cussons P.L.C.	1,348,567	5,515,893	0.7%
Other Securities		27,693,553	3.6%
Total Consumer Staples		33,209,446	4.3%

Energy — (5.2%)
* Dana Petroleum P.L.C.	333,328	6,973,969	0.9%
* Premier Oil P.L.C.	335,099	6,460,840	0.8%
* Soco International P.L.C.	258,739	5,459,305	0.7%
Other Securities		21,961,724	2.9%
Total Energy		40,855,838	5.3%

Financials — (13.8%)
Aberdeen Asset Management P.L.C.	2,558,118	5,538,248	0.7%
Amlin P.L.C.	1,027,564	5,947,701	0.8%
Catlin Group, Ltd.	977,375	5,277,316	0.7%
Close Brothers Group P.L.C.	481,680	5,539,027	0.7%
# Henderson Group P.L.C.	2,936,019	6,189,595	0.8%
Hiscox, Ltd.	1,535,730	8,053,774	1.1%
IG Group Holdings P.L.C.	1,241,907	6,140,967	0.8%
Jardine Lloyd Thompson Group P.L.C.	663,478	4,936,106	0.6%
# Provident Financial P.L.C.	485,695	7,409,228	1.0%
Other Securities		54,027,848	7.0%
Total Financials		109,059,810	14.2%

Health Care — (3.4%)
SSL International P.L.C.	753,239	7,822,386	1.0%
Other Securities		19,383,617	2.5%
Total Health Care		27,206,003	3.5%

Industrials — (31.8%)
Aggreko P.L.C.	611,546	7,601,086	1.0%
Babcock International Group P.L.C.	853,247	8,470,820	1.1%
Carillion P.L.C.	1,523,518	7,339,374	1.0%
Charter International P.L.C.	614,873	6,992,444	0.9%
Chemring Group P.L.C.	128,869	5,527,463	0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
De la Rue P.L.C.	387,017	$5,796,504	0.7%
Hays P.L.C.	5,101,389	8,172,104	1.1%
# Homeserve P.L.C.	227,284	6,015,087	0.8%
IMI P.L.C.	1,191,221	8,401,977	1.1%
Intertek Group P.L.C.	539,854	11,091,513	1.4%
Meggitt P.L.C.	1,630,199	6,527,012	0.8%
Michael Page International P.L.C.	1,235,568	6,511,423	0.8%
Qinetiq P.L.C.	2,172,472	5,838,845	0.8%
Regus P.L.C.	3,220,926	5,379,876	0.7%
Spirax-Sarco Engineering P.L.C.	301,608	5,381,748	0.7%
Tomkins P.L.C.	3,282,427	9,005,026	1.2%
Travis Perkins P.L.C.	482,448	5,951,606	0.8%
Ultra Electronics Holdings P.L.C.	267,145	5,766,343	0.7%
VT Group P.L.C.	677,021	6,026,593	0.8%
Weir Group P.L.C. (The)	479,090	5,490,425	0.7%
Other Securities		115,352,022	15.0%
Total Industrials		252,639,291	32.8%

Information Technology — (12.5%)
ARM Holdings P.L.C.	4,777,637	11,606,124	1.5%
Dimension Data Holdings P.L.C.	5,615,130	6,524,511	0.8%
Halma P.L.C.	1,486,473	5,547,008	0.7%
Logica P.L.C.	3,037,910	5,759,339	0.8%
* Misys P.L.C.	1,982,492	6,711,250	0.9%
Rotork P.L.C.	350,626	6,524,289	0.8%
Spectris P.L.C.	490,382	5,442,149	0.7%
Other Securities		51,368,435	6.7%
Total Information Technology		99,483,105	12.9%

Materials — (4.2%)
Croda International P.L.C.	484,717	5,935,810	0.7%
Mondi P.L.C.	943,611	5,208,467	0.7%
Other Securities		22,152,270	2.9%
Total Materials		33,296,547	4.3%

Other — (0.0%)
Other Securities		295,816	0.0%

Telecommunication Services — (0.7%)
Other Securities		5,415,067	0.7%

Utilities — (0.4%)
Other Securities		3,451,570	0.5%
TOTAL COMMON STOCKS		765,085,533	99.3%
RIGHTS/WARRANTS — (0.1%)
Other Securities		1,093,389	0.1%
TOTAL RIGHTS/WARRANTS		1,093,389	0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09
(Collateralized by $2,070,000 FNMA 6.50%, 06/25/39,
valued at $2,227,838) to be repurchased at $2,191,035	$2,191	$2,191,000	0.3%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (3.2%)
§@ DFA Short Term Investment Fund LP	24,472,278	24,472,278	3.2%
@ Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09
(Collateralized by various corporate obligations, ranging in par value from
$4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $527,028)
to be repurchased at $516,697	$517	516,694	0.1%
TOTAL SECURITIES LENDING COLLATERAL		24,988,972	3.3%
TOTAL INVESTMENTS — (100.0%)
(Cost $851,007,486)		$793,358,894	103.0%

Summary of inputs used to value the Series’ net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$160,173,040	—	$160,173,040
Consumer Staples	—	33,209,446	—	33,209,446
Energy	—	40,855,838	—	40,855,838
Financials	$626	109,059,184	—	109,059,810
Health Care	—	27,206,003	—	27,206,003
Industrials	35,451	252,603,840	—	252,639,291
Information Technology	—	99,483,105	—	99,483,105
Materials	—	33,296,547	—	33,296,547
Other	—	295,816	—	295,816
Telecommunication Services	—	5,415,067	—	5,415,067
Utilities	—	3,451,570	—	3,451,570
Rights/Warrants	415,536	677,853	—	1,093,389
Temporary Cash Investments	—	2,191,000	—	2,191,000
Securities Lending Collateral	—	24,988,972	—	24,988,972
TOTAL	$451,613	$792,907,281	—	$793,358,894

See accompanying notes to financial statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (88.5%)
AUSTRIA — (2.9%)
Andritz AG	116,739	$6,428,780	0.4%
Other Securities		46,101,446	2.8%
TOTAL AUSTRIA		52,530,226	3.2%

BELGIUM — (3.8%)
Ackermans & van Haaren NV	81,854	5,925,427	0.4%
Bekaert SA	56,746	7,297,993	0.5%
Other Securities		56,164,707	3.4%
TOTAL BELGIUM		69,388,127	4.3%

DENMARK — (2.3%)
Other Securities		42,483,853	2.6%

FINLAND — (7.0%)
Elisa Oyj	276,614	5,356,961	0.3%
KCI Konecranes Oyj	234,271	6,252,168	0.4%
#* Metso Corp. Oyj	206,460	5,765,320	0.4%
* M-Real Oyj Series B	3,798,185	5,517,413	0.3%
# Nokian Renkaat Oyj	325,926	6,954,619	0.4%
Tieto Oyj	277,638	5,544,956	0.3%
Other Securities		92,587,386	5.7%
TOTAL FINLAND		127,978,823	7.8%

FRANCE — (12.3%)
Arkema SA	199,362	7,610,594	0.5%
* Atos Origin SA	143,571	6,721,508	0.4%
# Bourbon SA	162,224	6,746,721	0.4%
Establissements Maurel et Prom SA	305,061	6,132,788	0.4%
* Gemalto NV	149,247	6,272,472	0.4%
# Neopost SA	61,086	5,345,872	0.3%
Nexans SA	92,377	6,523,139	0.4%
Societe BIC SA	84,787	5,884,544	0.3%
#* Valeo SA	232,962	6,323,949	0.4%
Other Securities		167,942,426	10.3%
TOTAL FRANCE		225,504,013	13.8%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
GERMANY — (13.4%)
* Aareal Bank AG	561,290	$12,138,286	0.7%
Aixtron AG	259,027	7,740,951	0.5%
Aurubis AG	146,836	5,824,231	0.4%
Bilfinger Berger AG	162,980	10,434,934	0.6%
DVB Bank SE	173,470	6,413,252	0.4%
Lanxess AG	218,704	6,875,309	0.4%
MTU Aero Engines Holding AG	163,223	7,393,072	0.4%
Rheinmetall AG	107,359	5,829,585	0.4%
Rhoen-Klinikum AG	379,608	9,172,173	0.6%
#* SGL Carbon SE	217,830	8,239,684	0.5%
Software AG	70,053	6,245,235	0.4%
Wincor Nixdorf AG	112,151	6,558,995	0.4%
Other Securities		151,967,940	9.3%
TOTAL GERMANY		244,833,647	15.0%

GREECE — (3.5%)
Bank of Greece S.A.	73,229	5,536,868	0.4%
Other Securities		58,866,685	3.6%
TOTAL GREECE		64,403,553	4.0%

IRELAND — (2.6%)
DCC P.L.C.	308,989	8,138,971	0.5%
* Dragon Oil P.L.C.	1,347,570	9,171,834	0.6%
Paddy Power P.L.C.	180,573	5,778,573	0.3%
Other Securities		25,358,738	1.6%
TOTAL IRELAND		48,448,116	3.0%

ITALY — (7.9%)
Banca Popolare di Milano Scarl	1,012,836	7,535,855	0.4%
Other Securities		138,031,663	8.5%
TOTAL ITALY		145,567,518	8.9%

NETHERLANDS — (5.4%)
Imtech NV	248,834	6,325,202	0.4%
Nutreco Holding NV	139,331	7,032,903	0.4%
Other Securities		85,739,447	5.3%
TOTAL NETHERLANDS		99,097,552	6.1%

NORWAY — (3.8%)
Tandberg ASA Series A	208,204	5,570,172	0.3%
* TGS Nopec Geophysical Co. ASA	404,241	6,130,506	0.4%
Other Securities		58,632,730	3.6%
TOTAL NORWAY		70,333,408	4.3%

PORTUGAL — (1.4%)
Other Securities		26,035,355	1.6%

SPAIN — (4.9%)
Ebro Puleva SA	312,280	5,946,769	0.3%
Other Securities		84,329,623	5.2%
TOTAL SPAIN		90,276,392	5.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
SWEDEN — (5.7%)
Boliden AB	497,124	$5,986,022	0.4%
# Elekta AB Series B	302,500	5,701,787	0.3%
Other Securities		92,630,985	5.7%
TOTAL SWEDEN		104,318,794	6.4%

SWITZERLAND — (11.6%)
* Aryzta AG	265,691	10,429,578	0.6%
* Bank Sarasin & Cie AG Series B	172,644	6,874,386	0.4%
* Clariant AG	756,817	7,235,446	0.5%
# PSP Swiss Property AG	141,111	7,918,508	0.5%
Romande Energie Holding SA	2,714	5,386,990	0.3%
Sika AG	4,203	5,698,044	0.4%
Swiss Prime Site AG	163,073	8,976,492	0.6%
# Valiant Holding AG	33,293	6,559,434	0.4%
Other Securities		153,867,567	9.4%
TOTAL SWITZERLAND		212,946,445	13.1%
TOTAL COMMON STOCKS		1,624,145,822	99.6%

PREFERRED STOCKS — (0.1%)
SWITZERLAND — (0.1%)
Other Securities		1,565,574	0.1%

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
Other Securities		1,373	0.0%

DENMARK — (0.0%)
Other Securities		82,324	0.0%

FINLAND — (0.0%)
Other Securities		232,888	0.0%

FRANCE — (0.0%)
Other Securities		1,083	0.0%

GERMANY — (0.0%)
Other Securities		37,491	0.0%

ITALY — (0.0%)
Other Securities		8,898	0.0%

NORWAY — (0.0%)
Other Securities		6,649	0.0%

SPAIN — (0.0%)
Other Securities		426,564	0.0%
TOTAL RIGHTS/WARRANTS		797,270	0.0%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09
(Collateralized by $2,725,000 FNMA 6.50%, 06/25/39,
valued at $2,932,781) to be repurchased at $2,888,046	$2,888	$2,888,000	0.2%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.2%)
§@ DFA Short Term Investment Fund LP	200,182,842	200,182,842	12.3%
@ Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09
(Collateralized by various corporate obligations, ranging in par value from
$4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $4,949,334)
to be repurchased at $4,852,316	$4,852	4,852,288	0.3%
TOTAL SECURITIES LENDING COLLATERAL		205,035,130	12.6%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,667,112,137)		$1,834,431,796	112.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$127,622	$52,402,604	—	$52,530,226
Belgium	618,245	68,769,882	—	69,388,127
Denmark	71,185	42,412,668	—	42,483,853
Finland	—	127,978,823	—	127,978,823
France	304,773	225,199,240	—	225,504,013
Germany	620,371	244,213,276	—	244,833,647
Greece	62,295	64,341,258	—	64,403,553
Ireland	184,669	48,263,447	—	48,448,116
Italy	—	145,567,518	—	145,567,518
Netherlands	903,918	98,193,634	—	99,097,552
Norway	28,118	70,305,290	—	70,333,408
Portugal	325,570	25,709,785	—	26,035,355
Spain	—	90,276,392	—	90,276,392
Sweden	—	104,318,794	—	104,318,794
Switzerland	2,599,415	210,347,030	—	212,946,445
Preferred Stocks
Switzerland	1,565,574	—	—	1,565,574
Rights/Warrants
Belgium	1,373	—	—	1,373
Denmark	82,324	—	—	82,324
Finland	—	232,888	—	232,888
France	1,066	17	—	1,083
Germany	—	37,491	—	37,491
Italy	8,898	—	—	8,898
Norway	—	6,649	—	6,649
Spain	—	426,564	—	426,564
Temporary Cash Investments	—	2,888,000	—	2,888,000
Securities Lending Collateral	—	205,035,130	—	205,035,130
TOTAL	$7,505,416	$1,826,926,380	—	$1,834,431,796

See accompanying notes to financial statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (84.0%)
Consumer Discretionary — (11.4%)
	Astral Media, Inc. Class A	186,347	$5,517,821	1.5%
	Corus Entertainment, Inc. Class B	278,300	4,575,534	1.2%
	Dorel Industries, Inc. Class B	107,500	2,884,086	0.8%
*	Gildan Activewear, Inc.	246,010	4,333,395	1.2%
	Groupe Aeroplan, Inc.	283,650	2,427,428	0.7%
	Linamar Corp.	179,780	2,508,829	0.7%
	Quebecor, Inc. Class B	159,493	3,258,990	0.9%
	Reitmans Canada, Ltd.	193,400	2,920,527	0.8%
*	RONA, Inc.	426,885	5,842,768	1.6%
	Other Securities		15,002,844	4.1%
Total Consumer Discretionary			49,272,222	13.5%
Consumer Staples — (2.3%)
*	Cott Corp.	512,400	4,053,550	1.1%
#	Maple Leaf Foods, Inc.	254,000	2,631,431	0.7%
	Other Securities		3,374,521	1.0%
Total Consumer Staples			10,059,502	2.8%
Energy — (17.3%)
#*	Bankers Petroleum, Ltd.	685,432	3,002,586	0.8%
*	Nuvista Energy, Ltd.	274,221	2,911,880	0.8%
#*	PetroBakken Energy, Ltd.	185,863	5,362,638	1.5%
#	Progress Energy Resources Corp.	333,082	4,260,297	1.2%
	ShawCor, Ltd.	209,500	5,452,169	1.5%
	Trican Well Service, Ltd.	391,971	4,586,066	1.2%
	Trinidad Drilling, Ltd.	389,000	2,541,685	0.7%
#*	Uranium One, Inc.	1,819,900	5,163,433	1.4%
	Other Securities		41,607,072	11.4%
Total Energy			74,887,826	20.5%
Financials — (6.5%)
	AGF Management, Ltd. Class B	348,279	5,188,538	1.4%
	Canadian Western Bank	226,200	4,469,439	1.2%
	Home Capital Group, Inc.	113,700	3,835,359	1.1%
	Laurentian Bank of Canada	92,400	3,375,604	0.9%
	Other Securities		11,355,113	3.1%
Total Financials			28,224,053	7.7%
Health Care — (4.2%)
#	Biovail Corp.	304,150	4,103,868	1.1%
*	MDS, Inc.	464,108	3,671,517	1.0%
*	SXC Health Solutions Corp.	84,161	3,864,849	1.1%
	Other Securities		6,324,915	1.7%
Total Health Care			17,965,149	4.9%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (6.7%)
#	Russel Metals, Inc.	229,900	$3,359,104	0.9%
*	Stantec, Inc.	156,600	3,784,566	1.0%
#	Toromont Industries, Ltd.	214,900	4,917,447	1.4%
	Transcontinental, Inc. Class A	256,564	3,080,048	0.8%
	Other Securities		13,687,961	3.8%
Total Industrials			28,829,126	7.9%

Information Technology — (5.4%)
*	Celestica, Inc.	797,607	6,575,162	1.8%
#*	MacDonald Dettweiler & Associates, Ltd.	129,900	4,429,842	1.2%
	Other Securities		12,304,418	3.4%
Total Information Technology			23,309,422	6.4%

Materials — (29.5%)
*	Alamos Gold, Inc.	347,100	2,771,539	0.8%
*	Aurizon Mines, Ltd.	561,000	2,410,841	0.7%
#*	Equinox Minerals, Ltd.	1,678,290	5,645,742	1.5%
#*	Euro Goldfields, Ltd.	521,060	2,937,448	0.8%
#*	Golden Star Resources, Ltd.	855,400	2,664,108	0.7%
*	HudBay Minerals, Inc.	477,851	6,187,045	1.7%
*	Lundin Mining Corp.	1,147,100	4,611,511	1.3%
	Methanex Corp.	359,200	6,194,420	1.7%
#*	New Gold, Inc.	725,960	2,629,974	0.7%
*	Northgate Minerals Corp.	937,300	2,399,446	0.6%
#*	Osisko Mining Corp.	522,931	3,527,930	1.0%
*	Pan Amer Silver Corp.	213,700	4,520,672	1.2%
#*	Quadra Mining, Ltd.	253,150	3,528,027	1.0%
	Sherritt International Corp.	641,601	4,115,069	1.1%
*	Silver Standard Resources, Inc.	229,462	4,300,623	1.2%
#	Silvercorp Metals, Inc.	482,000	2,490,070	0.7%
#*	Thompson Creek Metals Co., Inc.	474,700	4,795,038	1.3%
#	West Fraser Timber Co., Ltd.	123,716	2,984,139	0.8%
	Other Securities		59,011,979	16.2%
Total Materials			127,725,621	35.0%

Telecommunication Services — (0.3%)
	Other Securities		1,271,891	0.3%

Utilities — (0.4%)
	Other Securities		1,602,945	0.4%
TOTAL COMMON STOCKS			363,147,757	99.4%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09
(Collateralized by $1,075,000 FHLMC 4.50%, 05/01/23,
valued at $912,187) to be repurchased at $896,014	$896	$896,000	0.3%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.8%)
§@DFA Short Term Investment Fund LP	62,142,299	62,142,299	17.0%
@Repurchase Agreement, Deutsche Bank Securities 0.05%, 11/02/09
(Collateralized by $5,049,431 U.S. Treasury Note 0.875%, 01/31/11,
valued at $5,028,666) to be repurchased at $4,979,736	4,980	4,979,715	1.4%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09
(Collateralized by various corporate obligations, ranging in par value from
$4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $1,434,975)
to be repurchased at $1,406,846	$1,407	1,406,838	0.4%
TOTAL SECURITIES LENDING COLLATERAL		68,528,852	18.8%
TOTAL INVESTMENTS — (100.0%)
(Cost $558,452,607)		$432,572,609	118.5%

Summary of inputs used to value the Series’ net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$49,272,222	—	—	$49,272,222
Consumer Staples	10,059,502	—	—	10,059,502
Energy	74,887,826	—	—	74,887,826
Financials	28,224,053	—	—	28,224,053
Health Care	17,965,149	—	—	17,965,149
Industrials	28,829,126	—	—	28,829,126
Information Technology	23,308,884	$538	—	23,309,422
Materials	127,724,533	1,088	—	127,725,621
Telecommunication Services	1,271,891	—	—	1,271,891
Utilities	1,602,945	—	—	1,602,945
Temporary Cash Investments	—	896,000	—	896,000
Securities Lending Collateral	—	68,528,852	—	68,528,852
TOTAL	$363,146,131	$69,426,478	—	$432,572,609

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2010
(Unaudited)

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
ASSETS:
Investments at Value (including $138,634,
$99,557, $30,621, $245,625 and $116,057
of securities on loan, respectively)	$1,164,143	$706,185	$811,511	$1,552,334	$499,621
Temporary Cash Investments at Value & Cost	1,622	1,385	403	1,164	1,493
Collateral Received from Securities on
Loan at Value & Cost	146,969	113,646	32,321	265,306	124,218
Foreign Currencies at Value	8,475	298	662	7,028	292
Cash	15	15	15	15	15
Receivables:
Investment Securities Sold	3,721	3,858	4,083	6,639	—
Dividends, Interest and Tax Reclaims	5,739	1,494	2,697	2,971	690
Securities Lending Income	179	168	18	618	88
Fund Shares Sold	—	—	—	3,700	6,300
Unrealized Gain on Foreign Currency
Contracts	—	—	—	4	—
Prepaid Expenses and Other Assets	60	50	7	61	22
Total Assets	1,330,923	827,099	851,717	1,839,840	632,739
LIABILITIES:
Payables:
Upon Return of Securities Loaned	146,969	113,646	32,321	265,306	124,218
Investment Securities Purchased	7,847	3,409	4,087	8,676	1,248
Due to Advisor	99	61	69	133	44
Unrealized Loss on Foreign Currency
Contracts	—	16	2	—	9
Accrued Expenses and Other Liabilities	75	35	44	87	22
Total Liabilities	154,990	117,167	36,523	274,202	125,541
NET ASSETS	$1,175,933	$709,932	$815,194	$1,565,638	$507,198
Investments at Cost	$1,381,215	$704,140	$891,146	$1,610,212	$594,637
Foreign Currencies at Cost	$8,373	$301	$668	$7,043	$302

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
ASSETS:
Investments at Value (including $160,740,
$123,079, $23,377, $189,629 and $64,936 of
securities on loan, respectively)	$1,172,145	$677,190	$766,179	$1,626,509	$363,148
Temporary Cash Investments at Value & Cost	118	490	2,191	2,888	896
Collateral Received from Securities on
Loan at Value & Cost	173,035	138,109	24,989	205,035	68,529
Foreign Currencies at Value	114	3,065	3,035	60	2,668
Cash	16	15	15	16	15
Receivables:
Investment Securities Sold	4,019	4,364	1,326	1,220	—
Dividends, Interest and Tax Reclaims	6,521	898	1,791	1,590	116
Securities Lending Income	279	176	17	199	73
Fund Shares Sold	5	—	—	2	—
Total Assets	1,356,252	824,307	799,543	1,837,519	435,445
LIABILITIES:
Payables:
Upon Return of Securities Loaned	173,035	138,109	24,989	205,035	68,529
Investment Securities Purchased	—	4,568	3,978	1,339	1,682
Fund Shares Redeemed	—	530	—	—	—
Due to Advisor	99	58	65	141	31
Unrealized Loss on Foreign Currency
Contracts	—	—	—	6	—
Accrued Expenses and Other Liabilities	82	45	39	106	22
Total Liabilities	173,216	143,310	29,071	206,627	70,264
NET ASSETS	$1,183,036	$680,997	$770,472	$1,630,892	$365,181
Investments at Cost	$1,387,190	$609,505	$823,827	$1,459,189	$489,028
Foreign Currencies at Cost	$113	$3,072	$3,020	$(142)	$2,722

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
Investment Income
Dividends (Net of Foreign Taxes Withheld
of $1,431, $392, $2, $5,010
and $528, respectively)	$19,179	$18,390	$23,954	$32,817	$3,021
Interest	16	17	13	66	5
Income from Securities Lending	6,156	2,043	395	5,130	821
Total Investment Income	25,351	20,450	24,362	38,013	3,847
Expenses
Investment Advisory Services Fees	1,101	488	585	1,230	251
Accounting & Transfer Agent Fees	141	76	86	154	51
Custodian Fees	190	245	50	310	65
Shareholders’ Reports	12	4	6	12	3
Directors’/Trustees’ Fees & Expenses	25	5	8	18	4
Professional Fees		19	22	48	10
Audit Fees	23	—	—	—	—
Legal Fees	25	—	—	—	—
Other	149	66	72	150	31
Total Expenses	1,666	903	829	1,922	415
Net Investment Income (Loss)	23,685	19,547	23,533	36,091	3,432
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(27,421)	(32,245)	(34,448)	(13,321)	(38,817)
Futures	1,131	(432)	534	(476)	(322)
Foreign Currency Transactions	2,027	146	(50)	(549)	(182)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and
Foreign Currency	227,157	330,580	234,459	468,759	159,928
Futures	—	(3)	(1)	(9)	—
Translation of Foreign Currency
Denominated Amounts	(641)	209	(199)	305	19
Net Realized and Unrealized
Gain (Loss)	202,253	298,255	200,295	454,709	120,626
Net Increase (Decrease) in Net Assets
Resulting from Operations	$225,938	$317,802	$223,828	$490,800	$124,058

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese			The Asia Pacific
	Small Company			Small Company
	Series			Series
		Period			Period
	Year	Dec. 1,	Year	Year	Dec. 1,	Year
	Ended	2007 to	Ended	Ended	2007 to	Ended
	Oct. 31,	Oct. 31,	Nov. 30,	Oct. 31,	Oct. 31,	Nov. 30,
	2009	2008	2007	2009	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$23,685	$32,246	$29,640	$19,547	$37,740	$36,380
Net Realized Gain (Loss) on:
Investment Securities Sold	(27,421)	(68,518)	51,317	(32,245)	(38,746)	111,215
Futures	1,131	(16)	—	(432)	(283)	—
Foreign Currency Transactions	2,027	(321)	(227)	146	(1,429)	874
In-Kind Redemptions	—	1,625 *	—	—	4,018 *	—
Change in Unrealized
Appreciation (Depreciation) of:
Investment Securities and
Foreign Currency	227,157	(374,750)	(103,081)	330,580	(649,251)	232,165
Futures	—	—	—	(3)	3	—
Translation of Foreign Currency
Denominated Amounts	(641)	495	144	209	(121)	(25)
Net Increase (Decrease) in
Net Assets Resulting from
Operations	225,938	(409,239)	(22,207)	317,802	(648,069)	380,609
Transactions in Interest:
Contributions	37,597	64,727	227,009	21,607	50,371	123,444
Withdrawals	(143,463)	(97,345)*	(85,703)	(99,649)	(166,219)*	(48,526)
Net Increase (Decrease) from
Transactions in Interest	(105,866)	(32,618)	141,306	(78,042)	(115,848)	74,918
Total Increase (Decrease) in
Net Assets	120,072	(441,857)	119,099	239,760	(763,917)	455,527
Net Assets
Beginning of Period	1,062,964	1,504,821	1,385,722	441,237	1,205,154	749,627
End of Period	$1,183,036	$1,062,964	$1,504,821	$680,997	$441,237	$1,205,154
____________________

*	See Note K in the Notes to Financial Statements.

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom			The Continental
	Small Company			Small Company
	Series			Series
		Period		Period
	Year	Dec. 1,	Year	Year	Dec. 1,	Year
	Ended	2007 to	Ended	Ended	2007 to	Ended
	Oct. 31,	Oct. 31,	Nov. 30,	Oct. 31,	Oct. 31,	Nov. 30,
	2009	2008	2007	2009	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$23,533	$34,127	$33,556	$36,091	$63,045	$48,296
Net Realized Gain (Loss) on:
Investment Securities Sold	(34,448)	10,543	42,995	(13,321)	(48,434)	151,648
Futures	534	—	—	(476)	(358)	—
Foreign Currency Transactions	(50)	(1,788)	397	(549)	(76)	559
In-Kind Redemptions	—	6,873 *	—	—	16,564 *	—
Change in Unrealized
Appreciation (Depreciation) of:
Investment Securities and
Foreign Currency	234,459	(643,213)	(51,516)	468,759	(1,158,591)	126,217
Futures	(1)	1	—	(9)	9	—
Translation of Foreign Currency
Denominated Amounts	(199)	222	(10)	305	(386)	83
Net Increase (Decrease) in
Net Assets Resulting from
Operations	223,828	(593,235)	25,422	490,800	(1,128,227)	326,803
Transactions in Interest:
Contributions	26,861	52,563	36,898	118,904	131,960	103,548
Withdrawals	(35,607)	(62,518)*	(21,566)	(90,397)	(148,270)*	(49,423)
Net Increase (Decrease) from
Transactions in Interest	(8,746)	(9,955)	15,332	28,507	(16,310)	54,125
Total Increase (Decrease) in
Net Assets	215,082	(603,190)	40,754	519,307	(1,144,537)	380,928
Net Assets
Beginning of Period	555,390	1,158,580	1,117,826	1,111,585	2,256,122	1,875,194
End of Period	$770,472	$555,390	$1,158,580	$1,630,892	$1,111,585	$2,256,122
____________________

*	See Note K in the Notes to Financial Statements.

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Canadian
	Small Company
	Series
		Period	Period
	Year	Dec. 1,	April 2,
	Ended	2007 to	2007(a) to
	Oct. 31,	Oct. 31,	Nov. 30,
	2009	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,432	$3,212	$383
Net Realized Gain (Loss) on:
Investment Securities Sold	(38,817)	(20,515)	1,663
Futures	(322)	—	—
Foreign Currency Transactions	(182)	(433)	(413)
In-Kind Redemptions	—	(2,616)*	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	159,928	(279,292)	(6,570)
Translation of Foreign Currency Denominated Amounts	19	(6)	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	124,058	(299,650)	(4,939)
Transactions in Interest:
Contributions	37,000	341,843	222,468
Withdrawals	(28,750)	(22,849)*	(4,000)
Net Increase (Decrease) from Transactions in Interest	8,250	318,994	218,468
Total Increase (Decrease) in Net Assets	132,308	19,344	213,529
Net Assets
Beginning of Period	232,873	213,529	—
End of Period	$365,181	$232,873	$213,529
____________________

*	See Note K in the Notes to Financial Statements.
See page 118 for the Definitions of Abbreviations and Footnotes.

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series							The Asia Pacific Small Company Series
		Period							Period
	Year	Dec. 1,		Year	Year	Year	Year	Year	Dec. 1,		Year	Year	Year	Year
	Ended	2007 to		Ended	Ended	Ended	Ended	Ended	2007 to		Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,		Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,	Oct. 31,	Oct. 31,		Nov.30,	Nov. 30,	Nov. 30,	Nov. 30,
	2009	2008		2007	2006	2005	2004	2009	2008		2007	2006	2005	2004
Total Return	22.69%	(26.87	)%(C)	(1.16)%	(2.28)%	31.03%	32.73%	84.98%	(57.75	)%(C)	47.23%	38.26%	9.30%	27.40%
Net Assets, End of Period
(thousands)	$1,183,036	$1,062,964		$1,504,821	$1,385,722	$1,151,429	$605,132	$680,997	$441,237		$1,205,154	$749,627	$395,923	$282,999
Ratio of Expenses to Average
Net Assets	0.15%	0.13	%(B)	0.13%	0.14%	0.22%	0.27%	0.18%	0.15	%(B)	0.15%	0.17%	0.27%	0.32%
Ratio of Net Investment Income to
Average Net Assets	2.15%	2.64	%(B)	1.94%	1.68%	1.51%	1.45%	4.00%	4.33	%(B)	3.58%	4.19%	4.33%	3.82%
Portfolio Turnover Rate	7%	10	%(C)	9%	9%	6%	5%	23%	20	%(C)	25%	14%	10%	11%

	The United Kingdom Small Company Series							The Continental Small Company Series
		Period							Period
	Year	Dec. 1,		Year	Year	Year	Year	Year	Dec. 1,		Year	Year	Year	Year
	Ended	2007 to		Ended	Ended	Ended	Ended	Ended	2007 to		Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,		Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,	Oct. 31,	Oct. 31,		Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,
	2009	2008		2007	2006	2005	2004	2009	2008		2007	2006	2005	2004
Total Return	43.51%	(50.77	)%(C)	2.42%	44.80%	12.88%	29.68%	43.78%	(49.66	)%(C)	17.49%	47.10%	18.97%	36.57%
Net Assets, End of Period
(thousands)	$770,472	$555,390		$1,158,580	$1,117,826	$643,038	$377,763	$1,630,892	$1,111,585		$2,256,122	$1,875,194	$981,938	$654,644
Ratio of Expenses to Average
Net Assets	0.14%	0.12	%(B)	0.12%	0.13%	0.22%	0.27%	0.16%	0.14	%(B)	0.14%	0.15%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	4.02%	3.79	%(B)	2.72%	2.70%	3.19%	2.70%	2.93%	3.49	%(B)	2.16%	2.27%	2.16%	2.09%
Portfolio Turnover Rate	10%	25	%(C)	12%	8%	12%	7%	7%	18	%(C)	12%	7%	18%	9%
See page 118 for the Definitions of Abbreviations and Footnotes.

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small
	Company Series
	Year	Period		Period
	Ended	Dec. 1, 2007		April 2, 2007(a)
	Oct. 31,	to		to
	2009	Oct. 31, 2008		Nov. 30, 2007
Total Return	61.67%	(56.44	)%(C)	10.20	%(C)
Net Assets, End of Period (thousands)	$365,181	$232,873		$213,529
Ratio of Expenses to Average Net Assets	0.17%	0.18	%(B)	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.37%	0.97	%(B)	0.47	%(B)(E)
Portfolio Turnover Rate	23%	21	%(C)	6	%(C)
See page 118 for the Definitions of Abbreviations and Footnotes.

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2009

A. Organization:

     The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twelve investment portfolios, of which five are included in this section of the report (collectively, the “Series”).

International Equity Portfolios
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series

     At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: Securities held by the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

    Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

    The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    •   Level 1 – quoted prices in active markets for identical securities

    •   Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    •   Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

    A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

    3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors’/Trustees’ Fees & Expenses.

    Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2009, none of the Trustees have requested distribution of proceeds.

    4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

    The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

    Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Trust. For year ended October 31, 2009, the Series’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Fees Paid to Officers and Directors/Trustees:

    Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2009, the total related amounts paid by the Trust to the CCO were $98 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

    At October 31, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$31
The Asia Pacific Small Company Series	14
The United Kingdom Small Company Series	17
The Continental Small Company Series	35
The Canadian Small Company Series	7

E. Purchases and Sales of Securities:

    For the year ended October 31, 2009, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Japanese Small Company Series	$76,298	$144,852
The Asia Pacific Small Company Series	111,607	164,466
The United Kingdom Small Company Series	101,735	57,562
The Continental Small Company Series	199,144	90,144
The Canadian Small Company Series	65,303	57,297

F. Federal Income Taxes:

    No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

    Some of the Series’ investments are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2009, the following Series had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2009, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
The Japanese Small Company Series	$801	—
The Asia Pacific Small Company Series	241	$385
The United Kingdom Small Company Series	2,879	256
The Continental Small Company Series	6,098	—

    At October 31, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The Japanese Small Company Series	$1,561,973	$122,281	$(338,956)	$(216,675)
The Asia Pacific Small Company Series	752,488	164,965	(101,664)	63,301
The United Kingdom Small Company Series	856,216	134,083	(196,940)	(62,857)
The Continental Small Company Series	1,674,575	418,155	(258,298)	159,857
The Canadian Small Company Series	558,453	22,376	(148,256)	(125,880)

    Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series’ tax positions and has concluded that no provision for income tax is required in any Series’ financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Financial Instruments:

    In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

    1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 30, 2009.

    2. Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

Derivative Financial Instruments:

    Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

    3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

    Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Series’ derivative instrument holdings for the year ended October 31, 2009.

    The following is a summary of the location on the Series’ Statements of Operations of realized and change in unrealized gains and losses from the Series’ derivative instrument holdings through the year ended October 31, 2009 (amounts in thousands):

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Equity contracts	Net Realized Gain (Loss) on: Futures
Change in Unrealized Appreciation
(Depreciation) of: Futures

    The following is a summary of the location of realized and change in unrealized gains and losses on the Series’ Statements of Operations for the Series’ derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2009 (amounts in thousands):

Realized Gain (Loss)
on Derivatives
Recognized in Income
Equity
Contracts
The Japanese Small Company Series*	$1,131
The Asia Pacific Small Company Series*	(432)
The United Kingdom Small Company Series*	(534)
The Continental Small Company Series*	(476)
The Canadian Small Company Series*	(322)

Change in Unrealized
Appreciation (Depreciation) on
Derivatives Recognized in Income
Equity Contracts
The Asia Pacific Small Company Series*	$(3)
The United Kingdom Small Company Series*	(1)
The Continental Small Company Series*	(9)

*	As of October 31, 2009, there were no futures contracts outstanding. During the year ended October 31, 2009, the Series had limited activity in these transactions.

H. Line of Credit:

    The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. For the year ended October 31, 2009, there were no borrowings by the Series under this line of credit.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

    For the year ended October 31, 2009, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount
	Average	Average	Days	Expense	Borrowed During
	Interest Rate	Loan Balance	Outstanding	Incurred	the Period
The Japanese Small Company Series	0.94%	$1,248	13	—	$10,042
The Asia Pacific Small Company Series	0.92%	601	32	—	2,864
The United Kingdom Small Company Series	0.93%	940	10	—	2,977
The Continental Small Company Series	0.95%	695	13	—	1,624

    There were no outstanding borrowings by the Series under this line of credit as of October 31, 2009.

I. Securities Lending:

    As of October 31, 2009, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

    Subject to each Series’ investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

    Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

    In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. In-Kind Redemptions:

    In accordance with guidelines described in the Series’ prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

    During the period December 1, 2007 to October 31, 2008, the following Series realized net gains (losses) of in-kind redemptions (amounts in thousands):

The Japanese Small Company Series	$1,625
The Asia Pacific Small Company Series	4,018
The United Kingdom Small Company Series	6,873
The Continental Small Company Series	16,564
The Canadian Small Company Series	(2,616)

L. Subsequent Event Evaluations:

    Management has evaluated the impact of all subsequent events on the Series through December 23, 2009, the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (constituting portfolios within the DFA Investment Trust Company, hereafter referred to as the “Series”) at October 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2009

RESULTS OF THE SHAREHOLDER MEETING

    On June 2, 2009 and June 5, 2009, The DFA Investment Trust Company (“DFAITC”) held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAITC and the Series, including, among other items, the election of Trustees, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental investment limitations. The shareholders of the Series approved each of the applicable proposals for DFAITC and the Series presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Series. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAITC

								Percent of Outstanding
		Shares Voted						Shares Voted
						Abstain/				Abstain/
		For	%	Against	%	WithHold	%	For	Against	WithHold
Proposal 1: Election of Trustees for DFAITC*
1a	David G. Booth	2,166,359,402	96.50%	—	0.00%	78,661,259	3.50%	95.78%	0.00%	3.48%
1b	George M. Constantinides	2,169,219,982	96.62%	—	0.00%	75,800,679	3.38%	95.90%	0.00%	3.35%
1c	John P. Gould	2,168,577,186	96.59%	—	0.00%	76,443,476	3.41%	95.88%	0.00%	3.38%
1d	Roger G. Ibbotson	2,169,778,365	96.65%	—	0.00%	75,242,297	3.35%	95.93%	0.00%	3.33%
1e	Robert C. Merton	2,170,124,638	96.66%	—	0.00%	74,896,023	3.34%	95.94%	0.00%	3.31%
1f	Myron S. Scholes	2,169,439,189	96.63%	—	0.00%	75,581,473	3.37%	95.91%	0.00%	3.34%
1g	Eduardo A. Repetto	2,167,010,793	96.53%	—	0.00%	78,009,868	3.47%	95.81%	0.00%	3.45%
1h	Abbie J. Smith	2,169,626,842	96.64%	—	0.00%	75,393,820	3.36%	95.92%	0.00%	3.33%

Percent of Outstanding
	Shares Voted								Shares Voted
					Abstain/						Abstain/
	For	%	Against	%	WithHold	%	NonVote	%	For	Against	WithHold
Proposal 4: Approval of an Amended
and Restated Agreement and
Declaration of Trust for DFAITC*	2,076,877,329	92.43%	36,623,148	1.63%	133,356,326	5.94%	NA	NA	91.82%	1.62%	5.90%

* Results are for all Series within DFAITC

The Japanese Small Company Series

								Percent of Outstanding
		Shares Voted						Shares Voted
						Abstain/				Abstain/
		For	%	Against	%	WithHold	%	For	Against	WithHold
Proposals:
5	To approve amendments to certain
	fundamental investment restrictions
5a	Borrowing Money	146,642,769	99.96%	44,210	0.03%	19,310	0.01%	99.96%	0.03%	0.01%
5b	Making Loans	146,642,769	99.96%	44,210	0.03%	19,310	0.01%	99.96%	0.03%	0.01%
5c	Investments in Real Estate	146,642,769	99.96%	44,210	0.03%	19,310	0.01%	99.96%	0.03%	0.01%
5d	Investments in Commodities	146,646,464	99.96%	40,512	0.03%	19,313	0.01%	99.96%	0.03%	0.01%
5e	Diversification of Investments	146,646,464	99.96%	40,512	0.03%	19,313	0.01%	99.96%	0.03%	0.01%
6	To approve the elimination of certain
	fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	146,642,769	99.96%	44,210	0.03%	19,310	0.01%	99.96%	0.03%	0.01%
6b	Purchasing Securities on Margin	146,644,420	99.96%	42,557	0.03%	19,313	0.01%	99.96%	0.03%	0.01%
6c	Investing in Restricted or Illiquid Securities	146,642,296	99.96%	44,683	0.03%	19,310	0.01%	99.96%	0.03%	0.01%
6d	Investing for the Purpose of Exercising Control	146,350,730	99.76%	336,246	0.23%	19,313	0.01%	99.76%	0.23%	0.01%
6e	Investing in Other Investment Companies	146,644,420	99.96%	42,557	0.03%	19,313	0.01%	99.96%	0.03%	0.01%
6f	Management Ownership of
	Securities of an Issuer	146,644,420	99.96%	42,557	0.03%	19,313	0.01%	99.96%	0.03%	0.01%
6g	Investing in Oil, Gas, or other Mineral Exploration,
	Leases or Development Programs	146,660,306	99.97%	26,673	0.02%	19,310	0.01%	99.97%	0.02%	0.01%
6h	Investing in Securities of Unseasoned Issuers	146,370,392	99.77%	316,585	0.22%	19,313	0.01%	99.77%	0.22%	0.01%
6i	Investing in Warrants	146,660,780	99.97%	26,199	0.02%	19,310	0.01%	99.97%	0.02%	0.01%
6j	Writing or Acquiring Options	146,368,741	99.77%	318,236	0.22%	19,313	0.01%	99.77%	0.22%	0.01%

The Asia Pacific Small Company Series

								Percent of Outstanding
		Shares Voted						Shares Voted
						Abstain/				Abstain/
		For	%	Against	%	WithHold	%	For	Against	WithHold
Proposals:
5	To approve amendments to certain
	fundamental investment restrictions
5a	Borrowing Money	27,034,666	99.48%	101,817	0.37%	39,663	0.15%	99.48%	0.37%	0.15%
5b	Making Loans	27,031,355	99.47%	101,817	0.37%	42,973	0.16%	99.47%	0.37%	0.16%
5c	Investments in Real Estate	27,032,309	99.47%	100,863	0.37%	42,973	0.16%	99.47%	0.37%	0.16%
5d	Investments in Commodities	27,031,355	99.47%	101,817	0.37%	42,973	0.16%	99.47%	0.37%	0.16%
5e	Diversification of Investments	27,031,355	99.47%	101,817	0.37%	42,973	0.16%	99.47%	0.37%	0.16%
6	To approve the elimination of certain
	fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	27,030,130	99.46%	101,817	0.37%	44,198	0.16%	99.46%	0.37%	0.16%
6b	Purchasing Securities on Margin	27,029,461	99.46%	102,444	0.38%	44,240	0.16%	99.46%	0.38%	0.16%
6c	Investing in Restricted or Illiquid Securities	27,030,088	99.46%	101,817	0.37%	44,240	0.16%	99.46%	0.37%	0.16%
6d	Investing for the Purpose of Exercising Control	26,910,498	99.02%	221,407	0.81%	44,240	0.16%	99.02%	0.81%	0.16%
6e	Investing in Other Investment Companies	27,029,461	99.46%	102,444	0.38%	44,240	0.16%	99.46%	0.38%	0.16%
6f	Management Ownership of
	Securities of an Issuer	27,030,088	99.46%	101,817	0.37%	44,240	0.16%	99.46%	0.37%	0.16%
6g	Investing in Oil, Gas, or other Mineral Exploration,
	Leases or Development Programs	27,030,130	99.46%	101,817	0.37%	44,198	0.16%	99.46%	0.37%	0.16%
6h	Investing in Securities of Unseasoned Issuers	26,910,498	99.02%	221,407	0.81%	44,240	0.16%	99.02%	0.81%	0.16%
6i	Investing in Warrants	27,029,461	99.46%	102,444	0.38%	44,240	0.16%	99.46%	0.38%	0.16%
6j	Writing or Acquiring Options	26,909,871	99.02%	222,034	0.82%	44,240	0.16%	99.02%	0.82%	0.16%

The United Kingdom Small Company Series

								Percent of Outstanding
		Shares Voted						Shares Voted
						Abstain/				Abstain/
		For	%	Against	%	WithHold	%	For	Against	WithHold
Proposals:
5	To approve amendments to certain
	fundamental investment restrictions
5a	Borrowing Money	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
5b	Making Loans	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
5c	Investments in Real Estate	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
5d	Investments in Commodities	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
5e	Diversification of Investments	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6	To approve the elimination of certain
	fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6b	Purchasing Securities on Margin	27,789,450	99.98%	2,434	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6c	Investing in Restricted or Illiquid Securities	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6d	Investing for the Purpose of Exercising Control	27,741,238	99.81%	50,646	0.18%	3,028	0.01%	99.81%	0.18%	0.01%
6e	Investing in Other Investment Companies	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6f	Management Ownership of
	Securities of an Issuer	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6g	Investing in Oil, Gas, or other Mineral Exploration,
	Leases or Development Programs	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6h	Investing in Securities of Unseasoned Issuers	27,741,238	99.81%	50,646	0.18%	3,028	0.01%	99.81%	0.18%	0.01%
6i	Investing in Warrants	27,789,450	99.98%	2,434	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6j	Writing or Acquiring Options	27,741,032	99.81%	50,853	0.18%	3,028	0.01%	99.81%	0.18%	0.01%

The Continental Small Company Series

								Percent of Outstanding
		Shares Voted						Shares Voted
						Abstain/				Abstain/
		For	%	Against	%	WithHold	%	For	Against	WithHold
Proposals:
5	To approve amendments to certain
	fundamental investment restrictions
5a	Borrowing Money	38,121,496	99.90%	19,389	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
5b	Making Loans	38,121,654	99.90%	19,230	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
5c	Investments in Real Estate	38,121,826	99.91%	19,059	0.05%	17,169	0.04%	99.91%	0.05%	0.04%
5d	Investments in Commodities	38,121,654	99.90%	19,230	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
5e	Diversification of Investments	38,128,283	99.92%	12,602	0.03%	17,169	0.04%	99.92%	0.03%	0.04%
6	To approve the elimination of certain
	fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	38,121,654	99.90%	19,230	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
6b	Purchasing Securities on Margin	38,121,496	99.90%	19,389	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
6c	Investing in Restricted or Illiquid Securities	38,121,348	99.90%	19,536	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
6d	Investing for the Purpose of Exercising Control	38,076,201	99.79%	64,684	0.17%	17,169	0.04%	99.79%	0.17%	0.04%
6e	Investing in Other Investment Companies	38,121,187	99.90%	19,697	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
6f	Management Ownership of
	Securities of an Issuer	38,121,346	99.90%	19,539	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
6g	Investing in Oil, Gas, or other Mineral Exploration,
	Leases or Development Programs	38,121,826	99.91%	19,059	0.05%	17,169	0.04%	99.91%	0.05%	0.04%
6h	Investing in Securities of Unseasoned Issuers	38,076,201	99.79%	64,684	0.17%	17,169	0.04%	99.79%	0.17%	0.04%
6i	Investing in Warrants	38,120,643	99.90%	20,241	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
6j	Writing or Acquiring Options	38,076,042	99.79%	64,842	0.17%	17,169	0.04%	99.79%	0.17%	0.04%

The Canadian Small Company Series

								Percent of Outstanding
		Shares Voted						Shares Voted
						Abstain/				Abstain/
		For	%	Against	%	WithHold	%	For	Against	WithHold
Proposals:
5	To approve amendments to certain
	fundamental investment restrictions
5a	Borrowing Money	43,055,683	100.00%	—	0.00%	—	0.00%	100.00%	0.00%	0.00%
5b	Making Loans	43,055,683	100.00%	—	0.00%	—	0.00%	100.00%	0.00%	0.00%
5c	Investments in Real Estate	43,055,683	100.00%	—	0.00%	—	0.00%	100.00%	0.00%	0.00%
5d	Investments in Commodities	43,055,683	100.00%	—	0.00%	—	0.00%	100.00%	0.00%	0.00%
5e	Diversification of Investments	43,055,683	100.00%	—	0.00%	—	0.00%	100.00%	0.00%	0.00%

FUND MANAGEMENT

Trustees/Directors

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”) and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended December 31, 2009.

     Each Board’s Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were six Performance Committee meetings held during the fiscal year ended December 31, 2009.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/ Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office1 and Length of Service	Portfolios within the DFA Fund Complex2 Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 62	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.

Name, Position with the Fund, Address and Age	Term of Office1 and Length of Service	Portfolios within the DFA Fund Complex2 Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 70	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997). Member and Chair, Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext, Inc. (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Trustee, Harbor Fund (registered investment company) (27 Portfolios) (since 1994).
Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management 135 Prospect Street New Haven, CT 06520-8200 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).
Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 65	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	87 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Chairman and Director, Daedalus Software (medical software) (since 2008). Formerly, Advisory Board Member, Alpha Simplex Group (hedge fund) (2001-2007). Formerly, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (2002-2008). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).
Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 68	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Formerly, Director, Chicago Mercantile Exchange (2001-2008). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981).
Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 56	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	87 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), and Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000). Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). Director/ Trustee, UBS Funds (fund complex) (5 portfolios) (since 2008).

Name, Position with the Fund, Address and Age	Term of Office1 and Length of Service	Portfolios within the DFA Fund Complex2 Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*
David G. Booth
Chairman, Director, Chief
Executive Officer and
President of DFAIDG, DIG
and DEM. Chairman,
Trustee, Chief Executive Officer,
Chief Investment Officer and
President of DFAITC.
6300 Bee Cave Road,
Building One
Austin, Texas 78746
Age: 62	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	87 portfolios in 4 investment companies	Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Fund Advisors Canada ULC, DFAIDG, DIG, DEM and DFAITC. President and Chief Executive Officer of DFA Securities LLC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director and formerly, President and Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC and Dimensional Fund II PLC. Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada ULC (All Chief Investment Officer positions held starting 1/03 through 3/07 except Dimensional Holdings Inc., which was from 10/06 through 3/07.)

Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).
Eduardo A. Repetto
Director, Chief Investment Officer
and Vice President of DFAIDG,
DIG and DEM.
Trustee, Chief Investment Officer
and Vice President of DFAITC
6300 Bee Cave Road,
Building One
Austin, TX 78746
Age: 42	DFAITC - since 2009 DFAIDG - since 2009 DIG - since 2009 DEM - since 2009	87 portfolios in 4 investment companies	Director/Trustee (beginning June 2009), Chief Investment Officer (beginning March 2007) and Vice President of DFAIDG, DIG, DEM and DFAITC. Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.

1	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

2	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

*	Interested Trustees/Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) (“Dimensional”), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the “DFA Entities”). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office1 and Length of Service	Principal Occupation(s) During Past 5 Years
Officers
April A. Aandal Vice President and Chief Learning Officer Age: 46	Since 2008	Vice President of all the DFA Entities. Chief Learning Officer of Dimensional (since September 2008). Formerly, Regional Director of Dimensional (2004-2008); Vice President of Professional Development at Assante Asset Management (June 2002-January 2005).
Darryl D. Avery Vice President Age: 43	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.
Arthur H. Barlow Vice President Age: 53	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Scott A. Bosworth Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).
Valerie A. Brown Vice President and Assistant Secretary Age: 42	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada ULC.
David P. Butler Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Director of Global Financial Services of Dimensional (since 2008). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).
Patrick Carter Vice President Age: 47	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).
Joseph H. Chi Vice President Age: 43	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002-August 2005).
Stephen A. Clark Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional (April 2001-April 2004).
Robert P. Cornell Vice President Age: 60	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).
Christopher S. Crossan Vice President and Chief Compliance Officer Age: 43	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.
James L. Davis Vice President Age: 52	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Robert T. Deere Vice President Age: 52	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Name, Position with the Fund and Age	Term of Office1 and Length of Service	Principal Occupation(s) During Past 5 Years
Robert W. Dintzner Vice President Age: 39	Since 2001	Vice President of all the DFA Entities.
Kenneth Elmgren Vice President Age: 55	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).
Richard A. Eustice Vice President and Assistant Secretary Age: 44	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.
Eugene F. Fama, Jr. Vice President Age: 48	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Gretchen A. Flicker Vice President Age: 38	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.
Jed S. Fogdall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004).
Glenn S. Freed Vice President Age: 47	Since 2001	Vice President of all the DFA Entities.
Jeremy P. Freeman Vice President Age: 38	Since 2009	Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998-June 2006).
Mark R. Gochnour Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.
Henry F. Gray Vice President Age: 42	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.
John T. Gray Vice President Age: 35	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).
Darla Hastings Vice President Age: 54	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).
Joel H. Hefner Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).
Julie Henderson Vice President and Fund Controller Age: 35	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).
Kevin Hight Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).
Christine W. Ho Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Name, Position with the Fund and Age	Term of Office1 and Length of Service	Principal Occupation(s) During Past 5 Years
Jeff J. Jeon Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. Counsel of Dimensional (since September 2001).
Patrick M. Keating Vice President Age: 54	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.
Joseph F. Kolerich Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since April 2001).
Michael F. Lane Vice President Age: 42	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).
Kristina M. LaRusso Vice President Age: 34	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).
Inmoo Lee Vice President Age: 43	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).
Juliet Lee Vice President Age: 38	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004).
Aaron M. Marcus Vice President & Head of Global Human Resources Age: 39	Since 2008	Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).
David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 52	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).
Catherine L. Newell Vice President and Secretary Age: 45	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.
Christian Newton Vice President Age: 34	Since 2009	Vice President of all DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (Since January 2008).Formerly Design Manager (2005-2008) and Web Developer (2002-2005) of Dimensional Fund Advisors LP.
Gerard K. O’Reilly Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).
Daniel C. Ong Vice President Age: 35	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005). Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).
Carmen Palafox Vice President Age: 35	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Name, Position with the Fund and Age	Term of Office1 and Length of Service	Principal Occupation(s) During Past 5 Years
Sonya Park Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.
David A. Plecha Vice President Age: 48	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd
Ted Randall Vice President Age: 36	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).
L. Jacobo Rodriguez Vice President Age: 38	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).
David E. Schneider Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.
Bruce A. Simmons Vice President Age: 44	Since 2009	Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005-May 2007); Vice President Business Development at CUADPRO Marketing (July 2003-September 2005).
Ted R. Simpson Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).
Bryce D. Skaff Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).
Grady M. Smith Vice President Age: 53	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.
Carl G. Snyder Vice President Age: 46	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Lawrence R. Spieth Vice President Age: 61	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.
Bradley G. Steiman Vice President Age: 36	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.
Robert C. Trotter Vice President Age: 51	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002-2007).
Karen E. Umland Vice President Age: 43	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Sunil Wahal Vice President Age: 42	Since 2009	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008-January 2009); Consultant to Dimensional Fund Advisors LP (September 2005-July 2008); Jack D. Furst Professor of Finance at Arizona State University, WP Carey School of Business (July 2005-July 2008); Associate Professor of Finance at Goizueta Business School, Emory University (1997-2005).

Name, Position with the Fund and Age	Term of Office1 and Length of Service	Principal Occupation(s) During Past 5 Years
Brian J. Walsh Vice President Age: 39	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004). Formerly, Trader for Dimensional Fund Advisors LP (1997-2004).
Carol W. Wardlaw Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.
Weston J. Wellington Vice President Age: 58	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Daniel M. Wheeler Vice President Age: 64	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada ULC (since June 2003).
Ryan Wiley Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).
Paul E. Wise Vice President Age: 54	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

1	Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

NOTICE TO SHAREHOLDERS
(Unaudited)

     For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2008 to October 31, 2009, the Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Qualifying For
	Net				Corporate					Qualifying
	Investment	Short-Term	Long-Term		Dividends	Qualifying	Foreign	Foreign	Qualifying	Short-Term
DFA Investment	Income	Capital Gain	Capital Gain	Total	Received	Dividend	Tax	Source	Interest	Capital
Dimensions Group Inc.	Distributions	Distributions	Distributions	Distributions	Deduction(1)	Income(2)	Credit(3)	Income(4)	Income(5)	Gain(6)
International Small
Company Portfolio	100%	—	—	100%	100%	100%	7%	119%	100%	100%
____________________

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)	“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(4)	“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of ordinary income (i.e., the sum of short-term capital gain and net investment income) distributions made during the period.

(5)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

PORTFOLIOS OF INVESTMENTS

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund

SA U.S. Market Fund

SA U.S. Value Fund

SA U.S. Small Company Fund

SA International Value Fund

SA International Small Company Fund

SA Emerging Markets Value Fund

SA Real Estate Securities Fund

LWI Financial Inc. ■ 3055 Olin Avenue, Suite 2000 ■ San Jose, California 95128 ■ 800.366.7266
SA Funds are sponsored by LWI Financial Inc. and distributed by Loring Ward Securities Inc., member FINRA/SIPC

Item 2. Code of Ethics.

(a) As of the end of the period covered by this Form N-CSR, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant’s chief executive officer and chief financial and accounting officer.

(c) The registrant has not made any amendment to its code of ethics during the period covered by this Form N-CSR.

(d) The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this Form N-CSR.

(e) Not applicable.

(f) A copy of the registrant’s code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees (the “Board”) has determined that the registrant has three members serving on the registrant’s Audit Committee that possess the attributes identified in Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2) The audit committee financial experts are Bryan W. Brown, Mark A. Schimbor and Harold M. Shefrin. Each has been deemed to be “independent” as that term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The firm of PricewaterhouseCoopers LLP (“PwC”) serves as the independent registered public accounting firm for the registrant.

(a) Audit Fees.
For the fiscal years ended June 30, 2010 and June 30, 2009, the aggregate fees billed for professional services rendered by PwC for the audit of the registrant’s annual financial statements or for services that are normally provided by PwC in connection with statutory and regulatory filings or engagements were $249,113 and $244,228, respectively.

(b) Audit-Related Fees.
For the fiscal years ended June 30, 2010 and June 30, 2009, the aggregate fees billed for assurance and related services rendered by PwC that are reasonably related to the performance of the audit or review of the registrant’s financial statements and that are not reported under Audit Fees above were $15,000 and $15,000, respectively. Services for which fees in the Audit-Related Fees category are billed include PwC’s reasonable out-of-pocket expenses and ticket charges for booking travel related to conducting the audit.

For the twelve month periods ended June 30, 2010 and June 30, 2009, aggregate Audit-Related Fees billed by PwC that were required to be approved by the registrant’s Audit Committee for audit-related services rendered to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “Affiliated Service Providers”) that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(c) Tax Fees.
For the fiscal years ended June 30, 2010 and June 30, 2009, the aggregate fees billed for tax compliance, tax advice and tax planning by PwC were $57,204 and $56,079, respectively. Services for which fees in the Tax Fees category are billed include PwC’s review of the registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as PwC’s review of excise tax distribution calculations.

For the twelve month periods ended June 30, 2010 and June 30, 2009, the aggregate Tax Fees billed by PwC that were required to be approved by the registrant’s Audit Committee for tax compliance, tax advice and tax planning services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(d) All Other Fees.
For the fiscal years ended June 30, 2010 and June 30, 2009, the aggregate fees billed by PwC to the registrant for all services other than services reported under Audit Fees, Audit-Related Fees, and Tax Fees were $5,414 and $1,798, respectively. Services for which fees in this category were billed include serving as a required tax consultant in India for SA Emerging Markets Value Fund.

For the twelve month periods ended June 30, 2010 and June 30, 2009, the aggregate fees in this category billed by PwC that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.
The registrant’s Audit Committee has the sole authority to pre-approve all audit and non-audit services to be provided by PwC to the registrant, subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)B of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Pre-approval of audit and non-audit services is not required if the engagement to render the services is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. The Audit Committee has not established such policies and procedures.

(e)(2) Percentage of Services.
None of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended June 30, 2010 and June 30, 2009, aggregate non-audit fees billed by PwC for services rendered to the registrant were $77,618 and $72,877, respectively.

For the twelve month periods ended June 30, 2010 and June 30, 2009, aggregate non-audit fees billed by PwC for services rendered to the Affiliated Service Providers were $0 and $0, respectively.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2010
(Unaudited)

		Shares	Value††
COMMON STOCKS — (88.7%)
Consumer Discretionary — (19.5%)
#*	ABILIT Corp.	310,400	$330,328
	Accordia Golf Co., Ltd.	1,465	1,447,651
	Aeon Fantasy Co., Ltd.	60,432	662,109
	Aichi Machine Industry Co., Ltd.	285,000	765,474
	Aigan Co., Ltd.	61,600	321,714
	Aisan Industry Co., Ltd.	126,600	918,945
#	Akebono Brake Industry Co., Ltd.	283,800	1,294,938
#	Alpen Co., Ltd.	29,700	467,605
	Alpha Corp.	31,700	294,325
*	Alpine Electronics, Inc.	197,100	2,404,463
#	Amiyaki Tei Co., Ltd.	239	645,072
	Amuse, Inc.	29,999	313,132
#*	Anrakutei Co., Ltd.	50,000	231,364
	AOI Advertising Promotion, Inc.	39,000	216,753
	AOKI Holdings, Inc.	109,900	1,699,465
	Aoyama Trading Co., Ltd.	139,600	2,494,562
	Arnest One Corp.	103,700	1,051,725
#	Asahi Co., Ltd.	19,800	273,373
#*	Asahi Tec Corp.	1,821,000	710,377
#	Asatsu-DK, Inc.	76,000	1,935,026
#	ASKUL Corp.	45,200	764,991
	Asti Corp.	46,000	126,698
#*	Atom Corp.	139,300	347,544
	Atsugi Co., Ltd.	701,000	832,995
	Autobacs Seven Co., Ltd.	52,000	1,885,878
	Avex Group Holdings, Inc.	145,800	1,821,940
#	Bals Corp.	147	164,624
*	Best Denki Co., Ltd.	224,500	611,653
	Bic Camera, Inc.	1,663	638,365
	Bookoff Corp.	19,600	191,884
*	Calsonic Kansei Corp.	506,000	1,485,042
#	Can Do Co., Ltd.	88	92,043
*	Carchs Holdings Co., Ltd.	710,600	216,970
*	CHI Group Co., Ltd.	8,500	33,456
	Chiyoda Co., Ltd.	115,900	1,384,245
	Chofu Seisakusho Co., Ltd.	93,500	1,997,081
	Chori Co., Ltd.	658,000	721,550
	Chuo Spring Co., Ltd.	205,000	698,360
#*	Clarion Co., Ltd.	470,000	900,096
	Cleanup Corp.	105,700	581,571
#	Colowide Co., Ltd.	200,450	1,008,682
#*	Columbia Music Entertainment, Inc.	426,000	161,511
	Corona Corp.	81,100	747,151
	Cross Plus, Inc.	22,000	209,293
#	Culture Convenience Club Co., Ltd.	285,400	1,333,459
#*	Daido Metal Co., Ltd.	144,000	518,610
#	Daidoh, Ltd.	107,500	864,988
#*	Daiei, Inc. (The)	223,900	920,928
	Daikoku Denki Co., Ltd.	36,900	495,090
	Daimaruenawin Co., Ltd.	400	2,820
	Dainichi Co., Ltd.	57,700	367,760
	Daisyo Corp.	59,500	697,232
*	Daito Woolen Spinning & Weaving Co., Ltd.	13,000	10,712
#	Daiwabo Holdings Co., Ltd.	466,000	928,479
	DCM Holdings Co., Ltd.	244,200	1,336,922
	Descente, Ltd.	239,000	1,324,836
#	Doshisha Co., Ltd.	52,400	1,215,397
	Doutor Nichires Holdings Co., Ltd.	134,186	1,803,466

1

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	Dynic Corp.	127,000	$206,151
#	Eagle Industry Co., Ltd.	102,000	699,289
*	Econach Co., Ltd.	177,000	76,687
#	Edion Corp.	266,500	2,026,545
	Exedy Corp.	119,000	3,050,802
	F&A Aqua Holdings, Inc.	60,638	571,231
	FCC Co., Ltd.	74,800	1,397,710
*	Fine Sinter Co., Ltd.	49,000	120,810
#	Foster Electric Co., Ltd.	81,900	2,119,654
	France Bed Holdings Co., Ltd.	715,000	1,049,108
	F-Tech, Inc.	14,300	204,640
	Fuji Co., Ltd.	93,300	1,689,156
	Fuji Corp, Ltd.	113,900	386,302
#*	Fuji Kiko Co., Ltd.	151,000	329,715
#	Fuji Kyuko Co., Ltd.	337,000	1,830,585
	Fuji Oozx, Inc.	6,000	18,948
#	Fujibo Holdings, Inc.	134,000	182,683
	Fujikura Rubber, Ltd.	74,000	270,907
	Fujita Kanko, Inc.	398,100	1,535,098
	Fujitsu General, Ltd.	273,000	1,143,103
	Funai Electric Co., Ltd.	34,100	1,224,133
	Furukawa Battery Co., Ltd.	71,000	466,468
*	Futaba Industrial Co., Ltd.	118,600	891,237
	G-7 Holdings, Inc.	29,200	170,347
*	Gajoen Kanko Co.	37,000	—
#	Gakken Holdings Co., Ltd.	322,000	661,919
	Genki Sushi Co., Ltd.	19,200	230,467
	GEO Co., Ltd.	1,255	1,522,601
#	GLOBERIDE, Inc.	433,000	466,610
#*	Goldwin, Inc.	175,000	341,331
	Gourmet Kineya Co., Ltd.	67,000	390,317
#*	GSI Creos Corp.	194,000	238,929
#	Gulliver International Co., Ltd.	8,380	354,388
	Gunze, Ltd.	624,000	1,955,794
#	H2O Retailing Corp.	181,000	1,172,471
	Hakuyosha Co., Ltd.	88,000	263,573
	Happinet Corp.	36,100	417,140
	Haruyama Trading Co., Ltd.	49,900	213,789
*	Haseko Corp.	3,204,000	2,536,019
	Heiwa Corp.	131,200	1,413,266
	Hiday Hidaka Corp.	12,600	148,626
	Hikari Tsushin, Inc.	76,700	1,372,145
	Himaraya Co., Ltd.	35,900	157,007
	HIS Co., Ltd.	97,500	1,954,015
#	Hitachi Koki Co., Ltd.	135,100	1,150,503
#	Honeys Co., Ltd.	24,310	298,031
	Horipro, Inc.	47,000	357,520
*	I Metal Technology Co., Ltd.	150,000	194,398
	Ichibanya Co., Ltd.	10,200	254,131
	Ichikawa Co., Ltd.	63,000	108,427
#*	Ichikoh Industries, Ltd.	289,000	580,137
#	Ikyu Corp.	294	165,860
#	Imasen Electric Industrial Co., Ltd.	54,400	657,447
	Imperial Hotel, Ltd.	10,250	218,438
#*	Impress Holdings, Inc.	112,400	212,812
	Intage, Inc.	4,100	78,417
	Ishizuka Glass Co., Ltd.	109,000	221,491
*	Izuhakone Railway Co., Ltd.	300	18,323
#*	Izutsuya Co., Ltd.	350,000	222,105
#*	Janome Sewing Machine Co., Ltd.	242,000	174,907
	Japan Vilene Co., Ltd.	132,000	558,218

2

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	Japan Wool Textile Co., Ltd. (The)	295,000	$1,995,329
	Jeans Mate Corp.	38,208	121,494
*	Jidosha Buhin Kogyo Co., Ltd.	82,000	286,100
	Joban Kosan Co., Ltd.	221,000	319,078
	Joshin Denki Co., Ltd.	196,000	1,977,908
	Juntendo Co., Ltd.	35,000	46,641
#*	JVC Kenwood Holdings, Inc.	2,477,300	942,233
	Kabuki-Za Co., Ltd.	39,000	1,568,027
#	Kadokawa Holdings, Inc.	88,800	1,886,014
	Kanto Auto Works, Ltd.	160,600	1,180,687
	Kappa Create Co., Ltd.	16,350	331,954
	Kasai Kogyo Co., Ltd.	119,000	378,044
#	Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	446,074
#*	Kawashima Selkon Textiles Co., Ltd.	323,000	241,515
	Kayaba Industry Co., Ltd.	660,000	2,367,961
	Keihin Corp.	84,200	1,453,981
#	Keiyo Co., Ltd.	173,700	850,194
	Kentucky Fried Chicken Japan, Ltd.	78,000	1,539,479
#	Kimoto Co., Ltd.	6,900	36,178
#*	Kinki Nippon Tourist Co., Ltd.	83,000	71,556
#	Kinugawa Rubber Industrial Co., Ltd.	198,000	736,407
#	Kisoji Co., Ltd.	85,300	1,800,328
	Koekisha Co., Ltd.	13,600	219,827
#	Kohnan Shoji Co., Ltd.	91,600	935,746
#	Kojima Co., Ltd.	103,700	627,674
	Komatsu Seiren Co., Ltd.	145,000	540,849
	Komeri Co., Ltd.	70,900	1,588,423
	Konaka Co., Ltd.	104,960	321,918
	Kourakuen Corp.	5,000	68,102
	K’s Holdings Corp.	156,927	3,208,280
	KU Holdings Co., Ltd.	68,200	232,606
	Kura Corp.	54,800	892,890
	Kurabo Industries, Ltd.	856,000	1,313,406
	Kuraudia Co., Ltd.	4,800	65,397
	Kuroganeya Co., Ltd.	14,000	49,028
	Kyoritsu Maintenance Co., Ltd.	46,160	622,010
	Kyoto Kimono Yuzen Co., Ltd.	55,700	543,953
	Kyowa Leather Cloth Co., Ltd.	73,500	272,833
#*	Laox Co., Ltd.	706,000	805,714
#*	Look, Inc.	248,000	501,677
*	Mamiya-Op Co., Ltd.	285,000	216,875
	Marche Corp.	23,000	178,243
#	Mars Engineering Corp.	41,000	690,586
*	Maruei Department Store Co., Ltd.	142,000	179,499
	Maruzen Co., Ltd.	46,000	238,546
#*	Matsuya Co., Ltd.	151,800	1,287,982
	Matsuya Foods Co., Ltd.	52,500	747,509
	Megane TOP Co., Ltd.	28,900	190,434
*	Meiko Network Japan Co., Ltd.	1,000	6,749
*	Meiwa Industry Co., Ltd.	38,000	55,969
*	Mikuni Corp.	108,000	153,001
*	Misawa Homes Co., Ltd.	89,200	409,283
	Misawa Resort Co., Ltd.	187,000	343,037
#*	Mitsuba Corp.	143,690	739,142
	Mitsui Home Co., Ltd.	146,000	698,909
#	Mizuno Corp.	414,000	1,836,657
	MOS Food Services, Inc.	109,500	1,830,356
	MR Max Corp.	123,800	541,261
	Musashi Seimitsu Industry Co., Ltd.	47,100	989,279
#*	Naigai Co., Ltd.	2,705,000	1,385,420
	Nexyz Corp.	1,920	61,550

3

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	Nice Holdings, Inc.	327,000	$637,041
	Nidec Copal Corp.	95,100	1,355,975
#	Nidec Tosok Corp.	61,000	1,207,378
#	Nifco, Inc.	162,700	3,354,888
	Nihon Tokushu Toryo Co., Ltd.	56,000	197,527
	Nippon Felt Co., Ltd.	67,200	304,583
*	Nippon Piston Ring Co., Ltd.	277,000	426,558
	Nippon Seiki Co., Ltd.	148,400	1,626,712
	Nishimatsuya Chain Co., Ltd.	220,900	2,039,516
	Nissan Shatai Co., Ltd.	344,023	2,253,915
#	Nissen Holdings Co., Ltd.	185,600	626,964
	Nissin Kogyo Co., Ltd.	97,300	1,422,421
	Nittan Valve Co., Ltd.	82,800	247,796
*	Nitto Kako Co., Ltd.	98,000	77,770
	Noritsu Koki Co., Ltd.	85,400	638,202
*	Omikenshi Co., Ltd.	127,000	73,342
#	Onward Holdings Co., Ltd.	300,000	2,372,448
	Pacific Golf Group International Holdings K.K.	1,260	769,177
	Pacific Industrial Co., Ltd.	181,000	805,726
	Pal Co., Ltd.	8,250	292,173
	PanaHome Corp.	383,200	2,261,575
	Parco Co., Ltd.	263,300	1,983,539
#	Paris Miki Holdings, Inc.	152,500	1,150,178
#*	PIA Corp.	28,800	307,063
	Piolax, Inc.	44,500	860,113
#*	Pioneer Electronic Corp.	617,500	2,052,147
	Plenus Co., Ltd.	37,900	580,582
	Point, Inc.	3,850	211,169
*	Press Kogyo Co., Ltd.	375,000	1,171,019
	Resorttrust, Inc.	129,308	1,821,605
#	Rhythm Watch Co., Ltd.	443,000	683,455
#	Right On Co., Ltd.	67,325	444,200
	Riken Corp.	345,000	1,191,113
#	Ringer Hut Co., Ltd.	67,800	739,207
	Riso Kyoiku Co., Ltd.	5,002	259,268
	Roland Corp.	88,300	1,051,144
#	Round One Corp.	65,400	359,584
#	Royal Holdings Co., Ltd.	130,600	1,335,682
	Ryohin Keikaku Co., Ltd.	53,200	2,114,815
#*	Sagami Chain Co., Ltd.	77,000	498,154
#*	Sagami Co., Ltd.	225,000	342,323
	Sagami Rubber Industries Co., Ltd.	15,000	38,409
#	Saizeriya Co., Ltd.	139,800	2,778,630
#*	Sakai Ovex Co., Ltd.	205,000	341,294
	Sanden Corp.	470,000	1,272,650
	Sanei-International Co., Ltd.	2,300	26,583
*	Sangetsu Co., Ltd.	5,600	116,505
	Sankyo Seiko Co., Ltd.	21,000	57,600
	Sanoh Industrial Co., Ltd.	114,900	824,079
#	Sanrio Co., Ltd.	188,200	2,126,097
	Sanyo Housing Nagoya Co., Ltd.	354	322,621
	Sanyo Shokai, Ltd.	421,000	1,545,758
#	Scroll Corp.	77,300	283,400
#	Seiko Holdings Corp.	391,407	1,386,532
	Seiren Co., Ltd.	213,200	1,121,608
	Senshukai Co., Ltd.	157,800	861,094
*	Seven Seas Holdings Co., Ltd.	818,000	257,851
#	Shikibo, Ltd.	497,000	617,099
	Shimachu Co., Ltd.	106,600	1,940,153
*	Shimojima Co., Ltd.	600	8,373
#	Shinyei Kaisha	96,000	168,682

4

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
#	Shiroki Corp.	285,000	$674,787
	Shobunsha Publications, Inc.	342,100	2,115,952
#	Shochiku Co., Ltd.	385,400	2,787,096
*	Shoei Co., Ltd.	1,600	16,241
*	Showa Corp.	230,200	1,286,711
#*	Silver Seiko, Ltd.	742,000	42,158
	SKY Perfect JSAT Holdings, Inc.	3,937	1,407,234
	SNT Corp.	93,800	241,342
#	Soft99 Corp.	71,500	419,638
	Sotoh Co., Ltd.	49,700	467,607
	SPK Corp.	16,800	244,221
*	SRI Sports, Ltd.	12	12,047
	St Marc Holdings Co., Ltd.	36,000	1,441,728
#	Studio Alice Co., Ltd.	20,200	177,007
	Suminoe Textile Co., Ltd.	257,000	472,572
	Sumitomo Forestry Co., Ltd.	255,166	2,037,307
#*	Suzutan Co., Ltd.	26,200	50,268
*	SxL Corp.	493,000	302,995
	T RAD Co., Ltd.	253,000	721,476
	Tac Co., Ltd.	7,600	30,191
	Tachikawa Corp.	50,800	213,746
	Tachi-S Co., Ltd.	108,140	1,056,684
	Tact Home Co., Ltd.	108	91,577
	Taiho Kogyo Co., Ltd.	94,600	681,956
	Takamatsu Construction Group Co., Ltd.	86,400	971,818
	Taka-Q Co., Ltd.	51,500	82,058
*	Take & Give Needs Co., Ltd.	1,380	98,437
*	Takihyo Co., Ltd.	2,000	9,216
	Tamron Co., Ltd.	18,200	259,249
*	TASAKI & CO., LTD.	626,000	625,372
	Taya Co., Ltd.	5,000	36,659
	TBK Co., Ltd.	72,000	268,482
*	TDF Corp.	11,000	14,584
#	Teikoku Piston Ring Co., Ltd.	97,900	791,016
	Teikoku Sen-I Co., Ltd.	78,000	409,464
	Telepark Corp.	421	681,854
*	Ten Allied Co., Ltd.	50,000	169,093
	Tigers Polymer Corp.	59,000	213,095
*	Toabo Corp.	130,000	101,673
	Toei Co., Ltd.	291,000	1,273,237
*	Tokai Kanko Co., Ltd.	505,999	152,742
	Tokai Rubber Industries, Ltd.	119,700	1,416,390
*	Tokai Senko K.K.	243,000	244,343
#	Token Corp.	11,740	320,407
	Tokyo Dome Corp.	638,200	1,650,940
#	Tokyo Individualized Educational Institute, Inc.	69,100	216,833
	Tokyo Kaikan Co., Ltd.	12,000	47,397
	Tokyo Soir Co., Ltd.	49,000	102,444
	Tokyo Style Co., Ltd.	262,700	2,099,925
	Tokyotokeiba Co., Ltd.	790,000	1,102,331
	Tokyu Recreation Co., Ltd.	77,000	447,048
	Tomy Co., Ltd.	286,393	2,178,327
#*	Tonichi Carlife Group, Inc.	246,000	281,523
	Topre Corp.	176,600	1,267,329
	Toridoll.corp.	125	224,416
*	Totenko Co., Ltd.	57,000	90,206
	Touei Housing Corp.	72,740	616,417
	Tow Co., Ltd.	5,400	29,538
	Toyo Tire & Rubber Co., Ltd.	706,000	1,493,717
	Toyobo Co., Ltd.	2,057,000	3,432,912
#	TS Tech Co., Ltd.	103,900	1,621,533

5

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
*	Tsukamoto Co., Ltd.	52,000	$44,688
	Tsutsumi Jewelry Co., Ltd.	47,500	1,010,469
	TV Tokyo Corp.	4,500	86,934
#	Unipres Corp.	62,400	975,466
	United Arrows, Ltd.	27,200	318,495
*	Unitika, Ltd.	1,629,000	1,367,204
	U-Shin, Ltd.	94,500	789,976
	Watabe Wedding Corp.	29,500	350,540
#	Watami Food Service Co., Ltd.	99,500	1,861,566
	Xebio Co., Ltd.	78,700	1,477,428
	Yamatane Corp.	54,000	72,937
	Yamato International, Inc.	43,000	161,749
	Yellow Hat, Ltd.	73,700	502,213
	Yokohama Reito Co., Ltd.	175,000	1,239,975
	Yomiuri Land Co., Ltd.	229,000	748,474
	Yonex Co., Ltd.	40,000	284,045
#	Yorozu Corp.	73,500	1,068,466
#	Yoshinoya Holdings Co., Ltd.	2,072	2,299,660
#	Zenrin Co., Ltd.	124,700	1,351,423
#	Zensho Co., Ltd.	282,900	2,689,250
Total Consumer Discretionary			256,011,995

Consumer Staples — (8.8%)
#*	Aderans Holdings Co., Ltd.	142,050	1,713,013
*	Aeon Hokkaido Corp.	400,200	1,222,921
	Ahjikan Co., Ltd.	10,500	89,032
*	Ain Pharmaciez, Inc.	12,700	515,540
	Arcs Co., Ltd.	7,500	100,983
#	Ariake Japan Co., Ltd.	99,600	1,564,096
	Cawachi, Ltd.	78,900	1,479,184
#	Chubu Shiryo Co., Ltd.	89,000	630,257
	Chuo Gyorui Co., Ltd.	93,000	189,016
	Circle K Sunkus Co., Ltd.	63,700	816,781
	Coca-Cola Central Japan Co., Ltd.	106,300	1,362,070
	cocokara fine HOLDINGS, Inc.	36,060	648,973
	Cosmos Pharmaceutical Corp.	5,100	109,735
	CVS Bay Area, Inc.	51,000	67,630
	Daikokutenbussan Co., Ltd.	600	18,262
#*	Dr Ci:Labo Co., Ltd.	263	817,442
	Dydo Drinco, Inc.	47,800	1,739,622
	Echo Trading Co., Ltd.	11,000	127,457
	Ensuiko Sugar Refining Co., Ltd.	103,000	172,642
	Fancl Corp.	152,800	2,160,963
#*	First Baking Co., Ltd.	183,000	235,188
	Fuji Oil Co., Ltd.	166,800	2,452,310
	Fujicco Co., Ltd.	117,600	1,379,419
#*	Fujiya Co., Ltd.	474,000	984,755
	Hagoromo Foods Corp.	40,000	492,139
	Harashin Narus Holdings Co., Ltd.	61,500	701,560
#*	Hayashikane Sangyo Co., Ltd.	299,000	327,445
	Heiwado Co., Ltd.	146,600	1,780,385
	Hohsui Corp.	120,000	141,083
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	419,376
	Hokuto Corp.	101,600	2,004,515
	Inageya Co., Ltd.	175,000	1,824,319
#	ITO EN, Ltd.	102,700	1,570,864
	Itochu-Shokuhin Co., Ltd.	26,500	887,884
	Itoham Foods, Inc.	642,800	2,422,133
	Izumiya Co., Ltd.	292,000	1,261,240
	J-Oil Mills, Inc.	457,000	1,354,076
#	Kameda Seika Co., Ltd.	70,000	1,306,254

6

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Staples — (Continued)
	Kasumi Co., Ltd.	196,100	$997,554
	Kato Sangyo Co., Ltd.	104,800	1,629,836
#	Key Coffee, Inc.	75,000	1,312,972
	Kirindo Co., Ltd.	28,300	122,769
	Kose Corp.	33,800	794,660
	Kyodo Shiryo Co., Ltd.	330,000	363,042
	Kyokuyo Co., Ltd.	370,000	754,183
	Life Corp.	183,400	2,774,682
	Lion Corp.	3,000	15,478
#	Mandom Corp.	81,100	2,204,076
	Marudai Food Co., Ltd.	443,000	1,304,108
#	Maruetsu, Inc. (The)	381,000	1,407,098
	Maruha Nichiro Holdings, Inc.	1,589,069	2,429,216
*	Maruya Co., Ltd.	14,000	18,294
	Matsumotokiyoshi Holdings Co., Ltd.	14,600	312,380
*	Maxvalu Tohok Co., Ltd.	18,200	124,414
	Maxvalu Tokai Co., Ltd.	59,400	676,247
#	Megmilk Snow Brand Co., Ltd.	178,400	3,203,738
#	Meito Sangyo Co., Ltd.	55,600	758,473
#	Mercian Corp.	350,000	588,703
	Mikuni Coca-Cola Bottling Co., Ltd.	166,600	1,329,781
#	Milbon Co., Ltd.	42,740	1,022,266
	Ministop Co., Ltd.	66,700	921,403
#	Mitsui Sugar Co., Ltd.	434,850	1,488,857
	Miyoshi Oil & Fat Co., Ltd.	261,000	392,228
	Morinaga & Co., Ltd.	886,000	2,015,230
	Morinaga Milk Industry Co., Ltd.	843,000	3,261,428
	Morishita Jinton Co., Ltd.	47,800	129,039
	Morozoff, Ltd.	108,000	356,870
	Nagatanien Co., Ltd.	111,000	1,077,228
#	Nakamuraya Co., Ltd.	203,000	987,842
#	Nichimo Co., Ltd.	112,000	173,105
	Nichirei Corp.	370,000	1,554,769
#	Nihon Chouzai Co., Ltd.	22,380	982,605
	Niitaka Co., Ltd.	7,260	72,452
	Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,189,267
	Nippon Flour Mills Co., Ltd.	557,000	2,776,860
*	Nippon Formula Feed Manufacturing Co., Ltd.	267,000	298,631
	Nippon Suisan Kaisha, Ltd.	608,100	1,956,476
	Nisshin Oillio Group, Ltd. (The)	525,000	2,566,614
	Nissin Sugar Manufacturing Co., Ltd.	149,000	302,178
	Nitto Flour Milling Co., Ltd.	64,000	227,491
#	Oenon Holdings, Inc.	247,000	496,805
	Oie Sangyo Co., Ltd.	20,900	188,872
	Okuwa Co., Ltd.	111,000	1,126,711
	Olympic Corp.	65,000	468,134
	Oriental Yeast Co., Ltd.	101,000	461,342
	Pietro Co., Ltd.	10,300	95,228
	Pigeon Corp.	67,800	2,501,307
	Poplar Co., Ltd.	25,760	146,879
	Prima Meat Packers, Ltd.	671,000	737,648
#	Riken Vitamin Co., Ltd.	79,200	2,280,228
#	Rock Field Co., Ltd.	47,000	630,740
	Ryoshoku, Ltd.	99,500	2,380,743
	S Foods, Inc.	70,000	570,632
#	Sakata Seed Corp.	157,400	2,041,772
	San-A Co., Ltd.	1,300	49,643
	Shoei Foods Corp.	44,000	236,096
	Showa Sangyo Co., Ltd.	502,000	1,513,309
	Sogo Medical Co., Ltd.	23,000	628,123
	Sonton Food Industry Co., Ltd.	43,000	320,298

7

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Staples — (Continued)
	Starzen Co., Ltd.	279,000	$733,996
#	Sugi Holdings Co., Ltd	60,000	1,219,070
	Takara Holdings, Inc.	333,000	1,678,906
	Three F Co., Ltd.	17,700	111,672
	Tobu Store Co., Ltd.	215,000	654,614
#	TOHO Co., Ltd.	158,000	584,415
	Tohto Suisan Co., Ltd.	120,000	191,846
	Torigoe Co., Ltd. (The)	84,500	669,313
#	Toyo Sugar Refining Co., Ltd.	157,000	184,388
	Tsukiji Uoichiba Co., Ltd.	57,000	77,412
	Tsuruha Holdings, Inc.	45,200	1,602,132
*	Unicafe, Inc.	15,060	85,619
	Unimat Offisco Corp.	1,100	16,643
	UNY Co., Ltd.	73,200	556,224
	Uoriki Co., Ltd.	400	4,811
	Valor Co., Ltd.	167,200	1,291,099
	Warabeya Nichiyo Co., Ltd.	51,360	630,035
	Yaizu Suisankagaku Industry Co., Ltd.	41,000	469,261
	Yaoko Co., Ltd.	39,500	1,109,223
	Yomeishu Seizo Co., Ltd.	100,000	948,611
	Yonekyu Corp.	96,000	843,232
	Yuasa Funashoku Co., Ltd.	112,000	237,257
#	Yukiguni Maitake Co., Ltd.	104,256	604,312
	Yutaka Foods Corp.	6,000	91,951
Total Consumer Staples			115,435,659

Energy — (1.1%)
#*	AOC Holdings, Inc.	139,600	702,728
	BP Castrol K.K.	69,800	233,097
#*	Fuji Kosan Co., Ltd.	264,000	217,792
	Itochu Enex Co., Ltd.	290,000	1,491,418
	Japan Oil Transportation Co., Ltd.	79,000	171,689
	Kanto Natural Gas Development Co., Ltd.	147,000	746,563
	Kyoei Tanker Co., Ltd.	115,000	230,150
	Mitsuuroko Co., Ltd.	169,100	1,093,460
	Modec, Inc.	73,200	1,006,615
#	Nippon Gas Co., Ltd.	148,900	2,313,319
	Nippon Seiro Co., Ltd.	64,000	182,370
	Sala Corp.	129,500	809,366
	San-Ai Oil Co., Ltd.	259,000	975,026
#	Shinko Plantech Co., Ltd.	154,000	1,363,570
	Sinanen Co., Ltd.	239,000	986,510
	Toa Oil Co., Ltd.	360,000	376,527
	Toyo Kanetsu K.K.	466,000	706,949
Total Energy			13,607,149

Financials — (9.6%)
	Aichi Bank, Ltd. (The)	35,200	2,394,264
	Airport Facilities Co., Ltd.	120,570	421,442
	Akita Bank, Ltd. (The)	677,400	2,347,830
#	Aomori Bank, Ltd. (The)	616,000	1,496,094
#*	Arealink Co., Ltd.	3,000	124,972
	Awa Bank, Ltd. (The)	244,000	1,506,004
	Bank of Iwate, Ltd. (The)	57,200	3,221,099
	Bank of Nagoya, Ltd. (The)	428,297	1,521,510
	Bank of Okinawa, Ltd. (The)	80,400	2,828,561
	Bank of Saga, Ltd. (The)	589,000	1,808,394
	Bank of the Ryukyus, Ltd.	121,780	1,417,500
#*	Cedyna Financial Corp.	502,350	781,010
	Century Tokyo Leasing Corp.	277,390	3,353,656
*	Chiba Kogyo Bank, Ltd. (The)	169,600	1,204,902

8

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Financials — (Continued)
	Chukyo Bank, Ltd. (The)	682,000	$2,083,110
	Daibiru Corp.	137,200	1,033,625
	Daiko Clearing Services Corp.	49,700	185,925
*	Daikyo, Inc.	916,000	1,498,284
	Daisan Bank, Ltd. (The)	621,000	1,864,835
	Daishi Bank, Ltd. (The)	618,000	2,027,701
	Daito Bank, Ltd. (The)	485,000	348,137
	Ehime Bank, Ltd. (The)	596,000	1,719,804
	Eighteenth Bank, Ltd. (The)	619,000	1,717,897
	FIDEA Holdings Co., Ltd.	28,600	53,887
*	Fuji Fire & Marine Insurance Co., Ltd.	526,000	663,329
	Fukui Bank, Ltd. (The)	841,000	2,812,144
	Fukushima Bank, Ltd.	836,000	477,180
	Fuyo General Lease Co., Ltd.	76,400	1,751,423
#	Goldcrest Co., Ltd.	55,870	965,611
	Heiwa Real Estate Co., Ltd.	248,000	560,111
	Higashi-Nippon Bank, Ltd.	626,000	1,205,564
	Higo Bank, Ltd. (The)	270,000	1,492,560
	Hokkoku Bank, Ltd. (The)	710,000	2,637,484
	Hokuetsu Bank, Ltd. (The)	875,000	1,463,500
	Hyakugo Bank, Ltd. (The)	565,609	2,432,861
	Hyakujishi Bank, Ltd. (The)	509,000	1,877,632
	IBJ Leasing Co., Ltd.	82,100	1,450,737
	Ichiyoshi Securities Co., Ltd.	156,000	1,038,337
	Iida Home Max	48,100	379,290
	Juroku Bank, Ltd.	431,000	1,527,974
	kabu.com Securities Co., Ltd.	257,600	1,208,364
	Kagoshima Bank, Ltd. (The)	67,000	431,409
	Keihanshin Real Estate Co., Ltd.	6,100	26,910
	Keiyo Bank, Ltd. (The)	96,000	500,976
#*	Kenedix, Inc.	1,849	304,511
	Kirayaka Bank, Ltd.	98,000	86,358
	Kita-Nippon Bank, Ltd. (The)	29,706	751,148
	Kiyo Holdings, Inc.	2,135,900	2,904,568
#	Kobayashi Yoko Co., Ltd.	268,200	765,700
	Kosei Securities Co., Ltd.	295,000	291,770
	Kyokuto Securities Co., Ltd.	32,900	274,480
#	Leopalace21 Corp.	391,985	1,219,716
	Marusan Securities Co., Ltd.	256,000	1,464,337
	Michinoku Bank, Ltd. (The)	524,000	1,141,269
	Minato Bank, Ltd. (The)	1,025,000	1,406,237
	Mito Securities Co., Ltd.	254,000	536,108
	Miyazaki Bank, Ltd. (The)	518,000	1,464,781
#*	Mizuho Investors Securities Co., Ltd.	1,395,500	1,321,564
#	Monex Group, Inc.	4,629	1,897,963
	Musashino Bank, Ltd	88,900	2,552,570
	Nagano Bank, Ltd. (The)	314,000	600,960
	Nanto Bank, Ltd. (The)	68,000	349,886
*	New Real Property K.K.	43,900	—
#*	NIS Group Co., Ltd.	1,015,125	216,572
	Nisshin Fudosan Co., Ltd.	99,000	636,074
	Ogaki Kyoritsu Bank, Ltd. (The)	739,000	2,266,799
	Oita Bank, Ltd. (The)	508,900	1,723,430
	Okasan Securities Group, Inc.	594,000	2,308,175
	Ricoh Leasing Co., Ltd.	75,300	1,721,181
#	RISA Partners, Inc.	491	205,104
	San-in Godo Bank, Ltd. (The)	166,000	1,276,471
	Sankei Building Co., Ltd.	172,600	884,959
	Sapporo Hokuyo Holdings, Inc.	475,600	2,097,839
#	Shikoku Bank, Ltd.	742,000	2,400,050
#	Shimizu Bank, Ltd.	32,100	1,297,789

9

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Financials — (Continued)
#	Sumitomo Real Estate Sales Co., Ltd.	33,200	$1,502,409
*	Sun Frontier Fudousan Co., Ltd.	208	25,361
	Takagi Securities Co., Ltd.	206,000	298,425
	TOC Co., Ltd.	417,650	1,663,756
	Tochigi Bank, Ltd.	399,000	1,727,273
	Toho Bank, Ltd.	777,200	2,538,833
	Toho Real Estate Co., Ltd.	146,600	787,769
	Tohoku Bank, Ltd.	389,000	608,129
	Tokai Tokyo Financial Holdings, Inc.	898,000	3,528,992
	Tokyo Rakutenchi Co., Ltd.	222,000	849,688
	Tokyo Tatemono Co., Ltd.	662,000	2,040,089
*	Tokyo Tatemono Real Estate Sales Co., Ltd.	2,300	6,858
#	Tokyo Theatres Co., Inc.	290,000	404,772
	Tokyo Tomin Bank, Ltd.	110,100	1,250,792
	Tokyu Livable, Inc.	98,500	982,178
	Tomato Bank, Ltd.	397,000	814,928
*	TOMONY Holdings, Inc.	536,550	1,674,917
	Tottori Bank, Ltd.	328,000	886,892
	Towa Bank, Ltd.	876,000	715,748
	Toyo Securities Co., Ltd.	307,000	504,472
*	Tsukuba Bank, Ltd.	188,800	512,032
	Yachiyo Bank, Ltd. (The)	1,400	28,369
#	Yamagata Bank, Ltd.	584,500	2,758,732
	Yamanashi Chuo Bank, Ltd.	419,000	1,711,177
Total Financials			126,054,799

Health Care — (3.7%)
	Aloka Co., Ltd.	83,300	640,171
	As One Corp.	68,868	1,179,542
	ASKA Pharmaceutical Co., Ltd.	101,000	705,417
	BML, Inc.	16,100	364,065
	CMIC Co., Ltd.	100	26,613
	Create Medic Co., Ltd.	28,000	271,649
	Eiken Chemical Co., Ltd.	78,900	720,823
	EPS Co., Ltd.	90	227,551
	FALCO SD HOLDINGS Co., Ltd.	34,300	348,070
#	Fuso Pharmaceutical Industries, Ltd.	320,000	1,031,722
	Hitachi Medical Corp.	81,000	633,657
	Hogy Medical Co., Ltd.	49,000	2,379,363
	Iwaki & Co., Ltd.	55,000	127,819
*	J Bridge Corp.	722,600	89,577
	Japan Medical Dynamic Marketing, Inc.	44,900	117,171
#	Jeol, Ltd.	258,000	889,141
	JMS Co., Ltd.	126,000	461,179
	Kaken Pharmaceutical Co., Ltd.	335,000	3,328,139
	Kawamoto Corp.	4,000	18,055
	Kawanishi Holdings, Ltd.	7,400	57,945
	Kawasumi Laboratories, Inc.	45,000	291,961
	Kissei Pharmaceutical Co., Ltd.	42,500	894,186
	Kyorin Co., Ltd.	177,000	2,556,932
#	M3, Inc.	245	984,838
	Mochida Pharmaceutical Co., Ltd.	119,000	1,134,366
*	Nagaileben Co., Ltd.	3,500	84,698
#	Nichii Gakkan Co.	218,400	1,962,787
	Nihon Kohden Corp.	151,200	2,808,516
#	Nikkiso Co., Ltd.	237,000	1,885,627
#	Nippon Chemiphar Co., Ltd.	131,000	439,027
	Nippon Shinyaku Co., Ltd.	229,000	2,604,235
	Nipro Corp.	180,100	3,432,208
	Nissui Pharmaceutical Co., Ltd.	66,100	507,747
	Paramount Bed Co., Ltd.	82,000	1,871,879

10

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Health Care — (Continued)
	Rion Co., Ltd.	5,000	$28,634
	Rohto Pharmaceutical Co., Ltd.	89,000	1,088,722
#	Sawai Pharmaceutical Co., Ltd.	28,300	2,707,873
	Seikagaku Corp.	173,000	1,765,117
	Shin Nippon Biomedical Laboratories, Ltd.	2,100	8,567
	SHIP HEALTHCARE HOLDINGS, Inc.	940	668,312
	Toho Holdings Co., Ltd.	80,300	1,272,753
	Torii Pharmaceutical Co., Ltd.	62,700	982,493
	Towa Pharmaceutical Co., Ltd.	42,300	2,751,127
	VITAL KSK HOLDINGS, Inc.	142,400	800,390
#	Wakamoto Pharmaceutical Co., Ltd.	100,000	339,835
#	ZERIA Pharmaceutical Co., Ltd.	117,000	1,236,631
Total Health Care			48,727,130

Industrials — (24.1%)
*	A&A Material Corp.	235,000	177,433
	Advan Co., Ltd.	99,400	651,242
*	Advanex, Inc.	73,000	87,645
#	Aeon Delight Co., Ltd.	85,400	1,662,313
	Aica Kogyo Co., Ltd.	233,500	2,472,436
	Aichi Corp.	132,000	531,996
	Aida Engineering, Ltd.	261,000	1,074,796
	Airtech Japan, Ltd.	19,900	101,299
	Alps Logistics Co., Ltd.	52,500	521,565
	Altech Co., Ltd.	23,000	81,048
	Altech Corp.	37,150	263,683
	Amano Corp.	268,700	2,157,070
	Ando Corp.	257,000	310,675
	Anest Iwata Corp.	149,000	513,150
	Asahi Diamond Industrial Co., Ltd.	228,000	3,511,188
	Asahi Holdings, Inc.	110,750	2,410,877
	Asahi Kogyosha Co., Ltd.	99,000	386,204
*	Asanuma Corp.	977,000	598,605
	Asia Air Survey Co., Ltd.	32,000	79,301
	Asunaro Aoki Construction Co., Ltd.	166,500	713,308
	Ataka Construction & Engineering Co., Ltd.	60,000	155,680
	Bando Chemical Industries, Ltd.	332,000	1,051,342
	Benefit One, Inc.	3	2,225
#	Bidec Servo Corp.	78,000	368,609
	Biken Techno Corp.	14,100	64,375
	Bunka Shutter Co., Ltd.	227,000	652,771
	Central Glass Co., Ltd.	601,000	2,368,147
	Central Security Patrols Co., Ltd.	44,700	403,412
	Chudenko Corp.	130,500	1,515,463
	Chugai Ro Co., Ltd.	327,000	841,058
	CKD Corp.	229,700	1,712,287
	Commuture Corp.	137,202	827,345
	Comsys Holdings Corp.	140,700	1,259,285
	Cosel Co., Ltd.	110,200	1,683,383
	CTI Engineering Co., Ltd.	44,000	197,384
	Dai-Dan Co., Ltd.	156,000	794,407
	Daido Kogyo Co., Ltd.	145,000	247,859
	Daifuku Co., Ltd.	231,000	1,417,801
	Daihen Corp.	428,000	1,739,831
	Daiho Corp.	878,000	666,089
#*	Daiichi Chuo Kisen Kaisha	305,000	806,893
	Daiichi Jitsugyo Co., Ltd.	180,000	558,519
	Daimei Telecom Engineering Corp.	140,000	1,107,126
#	Daiseki Co., Ltd.	143,463	2,984,631
*	Daisue Construction Co., Ltd.	271,500	100,115
	Daiwa Industries, Ltd.	169,000	804,409
11

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
	Daiwa Odakyu Construction Co., Ltd.	63,500	$177,720
*	Danto Holdings Corp.	475,000	504,018
	Denyo Co., Ltd.	90,600	616,404
*	Dijet Industrial Co., Ltd.	80,000	112,609
	DMW Corp.	4,800	87,489
#*	Dream Incubator, Inc.	168	102,704
	Duskin Co., Ltd.	166,700	2,863,208
#*	Enshu, Ltd.	142,000	170,434
	Freesia Macross Corp.	1,355,000	228,516
	Fuji Electric Holdings Co., Ltd.	810,855	2,334,725
*	Fujisash Co., Ltd.	49,300	20,354
	Fujitec Co., Ltd.	304,000	1,559,602
	Fukuda Corp.	657,000	1,069,131
	Fukusima Industries Corp.	29,700	233,654
	Fukuyama Transporting Co., Ltd	418,400	1,933,950
	Funai Consulting Co., Ltd.	99,300	565,360
*	Furukawa Co., Ltd.	1,317,000	1,349,502
#	Furusato Industries, Ltd.	50,600	288,375
	Futaba Corp.	146,800	2,450,505
#	Gecoss Corp.	113,600	419,461
*	Hamai Co., Ltd.	92,000	146,169
	Hanwa Co., Ltd.	697,000	2,766,950
*	Hazama Corp.	285,800	236,748
	Hibiya Engineering, Ltd.	120,300	1,020,743
	Hitachi Cable, Ltd.	404,000	1,066,858
	Hitachi Metals Techno, Ltd.	57,500	240,222
	Hitachi Tool Engineering, Ltd.	94,000	1,056,713
	Hitachi Transport System, Ltd.	27,400	399,817
#	Hitachi Zosen Corp.	2,174,500	2,921,207
	Hokuetsu Industries Co., Ltd.	85,000	125,556
	Hokuriku Electrical Construction Co., Ltd.	56,000	150,826
	Hosokawa Micron Corp.	133,000	479,745
#*	Howa Machinery, Ltd.	379,000	376,747
	Ichiken Co., Ltd.	87,000	105,476
	ICHINEN HOLDINGS Co., Ltd.	71,100	299,405
#	Idec Corp.	130,900	1,097,641
	IHI Transport Machinery Co., Ltd.	73,000	299,538
	Iino Kaiun Kaisha, Ltd.	334,300	1,678,951
	Inaba Denki Sangyo Co., Ltd.	82,100	1,920,250
	Inaba Seisakusho Co., Ltd.	60,800	652,101
	Inabata & Co., Ltd.	195,600	883,528
	Inui Steamship Co., Ltd.	80,800	502,130
#*	Iseki & Co., Ltd.	718,000	1,750,635
#	Ishii Iron Works Co., Ltd.	110,000	184,294
#*	Ishikawa Seisakusho, Ltd.	101,000	87,589
	Ishikawajima Construction Materials Co., Ltd.	208,000	200,773
	Itoki Corp.	174,200	541,945
#	Iwatani International Corp.	847,000	2,335,502
#*	Jalux, Inc.	43,300	302,877
	Jamco Corp.	82,000	570,013
#	Japan Airport Terminal Co., Ltd.	95,400	1,406,525
*	Japan Bridge Corp.	25,900	51,422
	Japan Foundation Engineering Co., Ltd.	95,600	200,607
	Japan Kenzai Co., Ltd.	93,440	315,426
	Japan Pulp & Paper Co., Ltd.	462,000	1,584,085
	Japan Steel Tower Co., Ltd.	44,000	125,745
	Japan Transcity Corp.	231,000	695,941
	JFE Shoji Holdings, Inc.	311,000	1,213,058
*	JS Group Corp.	51,218	977,639
	K.R.S. Corp.	38,200	364,446
	Kamei Corp.	118,000	532,401

12

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
	Kanaden Corp.	118,000	$591,895
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,042,315
	Kanamoto Co., Ltd.	112,000	523,234
	Kandenko Co., Ltd.	127,000	751,551
*	Kanematsu Corp.	1,442,625	1,142,844
#*	Kanematsu-NNK Corp.	113,000	155,688
	Katakura Industries Co., Ltd.	109,900	1,084,295
	Kato Works Co., Ltd.	197,000	381,439
#	KAWADA TECHNOLOGIES, Inc.	104,500	1,596,290
	Kawagishi Bridge Works Co., Ltd.	38,000	107,402
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	293,515
	Keihin Co., Ltd. (The)	199,000	211,933
#	Kimura Chemical Plants Co., Ltd.	59,400	402,554
#	Kinki Sharyo Co., Ltd.	176,000	735,168
	Kintetsu World Express, Inc.	89,200	2,233,386
#*	Kitagawa Iron Works Co., Ltd.	335,000	575,078
	Kitano Construction Corp.	252,000	584,852
	Kitazawa Sangyo Co., Ltd.	54,500	112,602
	Kitz Corp.	397,000	1,879,917
	Kodensha Co., Ltd. (The)	25,000	52,309
	Koike Sanso Kogyo Co., Ltd.	152,000	390,411
*	Koito Industries, Ltd.	102,000	183,635
	Kokuyo Co., Ltd.	185,825	1,530,370
	Komai Tekko, Inc.	109,000	228,995
	Komatsu Wall Industry Co., Ltd.	32,900	332,865
	Komori Corp.	141,500	1,360,541
	Kondotec, Inc.	40,500	271,440
*	Kosaido Co., Ltd.	364,000	599,552
*	Kumagai Gumi Co., Ltd.	583,800	383,183
	Kuroda Electric Co., Ltd.	109,900	1,427,865
	Kyodo Printing Co., Ltd.	303,000	732,954
	Kyoei Sangyo Co., Ltd.	97,000	185,751
	Kyokuto Boeki Kaisha, Ltd.	58,000	85,556
	Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	485,265
	Kyosan Electric Manufacturing Co., Ltd.	213,000	947,016
	Kyowa Exeo Corp.	301,100	2,654,608
	Kyudenko Corp.	195,000	1,076,897
*	Lonseal Corp.	116,000	116,250
	Maeda Corp.	587,000	1,527,694
	Maeda Road Construction Co., Ltd.	274,000	2,235,061
*	Maezawa Industries, Inc.	35,700	65,234
	Maezawa Kasei Industries Co., Ltd.	50,700	480,251
	Maezawa Kyuso Industries Co., Ltd.	50,400	607,324
*	Makino Milling Machine Co., Ltd.	322,000	2,041,134
	Marubeni Construction Material Lease Co., Ltd.	75,000	87,512
	Maruka Machinery Co., Ltd.	28,100	194,635
	Maruwn Corp.	66,000	161,302
#*	Maruyama Manufacturing Co, Inc.	150,000	285,780
	Maruzen Showa Unyu Co., Ltd.	314,000	994,934
#	Matsuda Sangyo Co., Ltd.	77,482	1,250,989
	Matsui Construction Co., Ltd.	98,600	372,048
	Max Co., Ltd.	181,000	2,033,509
#	Meidensha Corp.	732,050	2,499,185
*	Meiji Machine Co., Ltd.	133,000	41,764
#	Meiji Shipping Co., Ltd.	106,100	457,103
	Meisei Industrial Co., Ltd.	29,000	70,220
	Meitec Corp.	130,100	2,344,346
	Meito Transportation Co., Ltd.	22,000	194,278
*	Meiwa Trading Co., Ltd.	140,000	327,477
	Mesco, Inc.	30,000	149,296
	Misumi Group, Inc.	20,687	382,021

13

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
	Mitani Corp.	52,600	$338,596
	Mitsubishi Kakoki Kaisha, Ltd.	229,000	470,665
	Mitsubishi Pencil Co., Ltd.	111,800	1,528,516
	Mitsuboshi Belting, Ltd.	274,000	1,194,773
	Mitsui Matsushima Co., Ltd.	338,000	544,425
#	Mitsui-Soko Co., Ltd.	463,000	1,677,590
	Mitsumura Printing Co., Ltd.	93,000	320,208
#	Miura Co., Ltd.	131,300	2,978,997
	Miura Printing Corp.	19,000	31,047
#*	Miyaji Engineering Group, Inc.	1,567,175	1,397,296
#*	Miyakoshi Corp.	48,400	220,644
*	Mori Denki Mfg. Co., Ltd.	625,000	63,372
#	Mori Seiki Co., Ltd.	241,000	2,411,124
	Morita Holdings Corp.	156,000	843,634
	Moshi Moshi Hotline, Inc.	104,400	2,291,277
	Mystar Engineering Corp.	15,600	57,717
	Nabtesco Corp.	60,017	925,142
	Nac Co., Ltd.	28,900	298,865
#	Nachi-Fujikoshi Corp.	588,000	1,637,867
	Naikai Zosen Corp.	75,000	265,488
	Nakano Corp.	103,000	240,541
	Narasaki Sangyo Co., Ltd.	60,000	65,100
	NEC Capital Solutions, Ltd.	45,100	531,998
	NEC Networks & System Integration Corp.	104,600	1,300,906
	New Tachikawa Aircraft Co., Ltd.	9,900	693,852
	Nichias Corp.	416,000	1,663,823
	Nichiban Co., Ltd.	122,000	407,142
	Nichiha Corp.	92,880	835,733
	Nichireki Co., Ltd.	96,000	433,636
	Nihon M&A Center, Inc.	27	83,208
*	Nihon Spindle Manufacturing Co., Ltd.	115,000	254,523
	Nikko Co., Ltd.	127,000	347,521
	Nippo Corp.	244,000	1,815,042
#	Nippon Carbon Co., Ltd.	396,000	1,108,092
	Nippon Conveyor Co., Ltd.	168,000	177,429
	Nippon Densetsu Kogyo Co., Ltd.	183,000	1,753,869
	Nippon Denwa Shisetu Co., Ltd.	203,000	652,631
	Nippon Filcon Co., Ltd.	73,100	357,975
	Nippon Hume Corp.	91,000	262,767
	Nippon Jogesuido Sekkei Co., Ltd.	289	324,194
	Nippon Kanzai Co., Ltd.	47,000	770,490
	Nippon Koei Co., Ltd.	272,000	792,513
	Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,868,690
	Nippon Seisen Co., Ltd.	107,000	510,277
#	Nippon Sharyo, Ltd.	211,000	853,663
	Nippon Shindo Co., Ltd.	8,000	11,046
	Nippon Signal Co., Ltd.	206,800	1,427,273
#	Nippon Steel Trading Co., Ltd.	280,000	853,358
	Nippon Thompson Co., Ltd.	255,000	1,727,836
*	Nippon Tungsten Co., Ltd.	81,000	121,657
	Nippon Yusoki Co., Ltd.	138,000	327,605
	Nishimatsu Construction Co., Ltd.	954,000	1,124,368
	Nishishiba Electric Co., Ltd.	101,000	167,371
	Nissei Corp.	104,600	748,480
*	Nissei Plastic Industrial Co., Ltd.	378,800	1,134,514
#	Nissha Printing Co., Ltd.	28,200	753,447
	Nissin Corp.	336,000	760,615
	Nissin Electric Co., Ltd.	98,000	452,582
	Nitchitsu Co., Ltd.	58,000	127,071
	Nitta Corp.	101,200	1,620,176
#	Nitto Boseki Co., Ltd.	847,000	1,863,133

14

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
	Nitto Kogyo Corp.	143,400	$1,329,987
#	Nitto Kohki Co., Ltd.	68,300	1,498,066
	Nitto Seiko Co., Ltd.	122,000	384,131
*	Nittoc Construction Co., Ltd.	316,000	189,198
*	Noda Corp.	169,300	346,662
	Nomura Co., Ltd.	205,000	696,580
	Noritake Co., Ltd.	510,000	1,716,328
	Noritz Corp.	83,000	1,362,461
#*	Oak Capital Corp.	557,354	119,057
	Obayashi Road Corp.	106,000	218,747
	Oiles Corp.	117,242	1,732,486
*	Okamoto Machine Tool Works, Ltd.	163,000	244,051
#	Okamura Corp.	273,900	1,578,401
#	Okano Valve Manufacturing Co.	58,000	526,505
#*	Oki Electric Cable Co., Ltd.	90,000	163,091
#*	OKK Corp.	255,000	435,013
#*	OKUMA Corp.	364,000	2,217,579
	Okumura Corp.	716,400	2,620,843
	O-M, Ltd.	105,000	305,248
	Onoken Co., Ltd.	58,900	514,664
	Organo Corp.	155,000	952,887
*	Oriental Shiraishi Corp.	442,800	—
*	Original Engineering Consultants Co., Ltd.	61,500	84,075
	OSG Corp.	166,600	1,781,693
	Oyo Corp.	101,300	834,006
#*	P.S. Mitsubishi Construction Co., Ltd.	76,800	237,491
	Park24 Co., Ltd.	131,900	1,414,822
*	Pasco Corp.	12,000	26,045
	Pasona Group, Inc.	15	9,687
	Penta-Ocean Construction Co., Ltd.	841,000	1,041,348
	Pilot Corp.	730	1,171,847
	Pronexus, Inc.	133,200	695,876
	Raito Kogyo Co., Ltd.	193,700	405,418
	Rheon Automatic Machinery Co., Ltd.	64,000	172,162
*	Ryobi, Ltd.	548,200	1,846,653
*	Sailor Pen Co., Ltd.	110,000	85,829
	Sakai Heavy Industries, Ltd.	126,000	178,895
*	Sakurada Co., Ltd.	57,000	14,050
#*	Sanix, Inc.	157,400	245,747
	Sanki Engineering Co., Ltd.	245,000	1,817,157
#	Sanko Metal Industrial Co., Ltd.	118,000	235,640
*	Sankyo-Tateyama Holdings, Inc.	1,095,000	1,246,207
	Sankyu, Inc.	547,000	2,182,988
	Sanritsu Corp.	16,700	105,450
	Sanwa Holdings Corp.	500,000	1,507,637
	Sanyo Denki Co., Ltd.	201,000	978,778
	Sanyo Engineering & Construction, Inc.	48,000	141,225
	Sanyo Industries, Ltd.	79,000	108,757
	Sasebo Heavy Industries Co., Ltd.	546,000	1,014,475
	Sato Corp.	104,900	1,258,497
	Sato Shoji Corp.	65,300	376,143
*	Sawafuji Electric Co., Ltd.	42,000	94,233
	Secom Joshinetsu Co., Ltd.	33,900	776,163
	Secom Techno Service Co., Ltd.	40,500	1,180,794
	Seibu Electric Industry Co., Ltd.	67,000	243,885
	Seika Corp.	267,000	554,299
#*	Seikitokyu Kogyo Co., Ltd.	388,000	223,562
	Seino Holdings Co., Ltd.	168,000	1,156,109
	Sekisui Jushi Co., Ltd.	135,000	1,213,634
#	Senko Co., Ltd.	362,000	1,109,197
	Senshu Electric Co., Ltd.	37,300	365,975

15

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
#	Shibusawa Warehouse Co., Ltd.	231,000	$797,133
	Shibuya Kogyo Co., Ltd.	82,300	678,161
	Shima Seiki Manufacturing Co., Ltd.	73,000	1,815,610
	Shin Nippon Air Technologies Co., Ltd.	84,280	550,800
	Shin-Keisei Electric Railway Co., Ltd.	174,000	693,332
#	Shin-Kobe Electric Machinery Co., Ltd.	97,000	750,077
	Shinmaywa Industries, Ltd.	399,000	1,457,425
#	Shinnihon Corp.	215,900	545,821
	Shinsho Corp.	202,000	396,542
#	Shinwa Kaiun Kaisha, Ltd.	403,000	1,044,385
#	Sho-Bond Corp.	95,300	1,913,251
#	Shoko Co., Ltd.	316,000	434,274
#	Showa Aircraft Industry Co., Ltd.	112,000	837,386
#	Sinfonia Technology Co., Ltd.	474,000	956,776
	Sintokogio, Ltd.	191,800	1,449,849
	Soda Nikka Co., Ltd.	67,000	244,371
	Sohgo Security Services Co., Ltd.	182,700	1,850,652
#	Space Co., Ltd.	73,420	566,630
	Subaru Enterprise Co., Ltd.	59,000	170,414
	Sugimoto & Co., Ltd.	34,100	289,551
	Sumitomo Densetsu Co., Ltd.	104,600	448,224
*	Sumitomo Mitsui Construction Co., Ltd.	175,900	133,949
#	Sumitomo Precision Products Co., Ltd.	150,000	480,407
	Sumitomo Warehouse Co., Ltd.	335,000	1,557,832
*	Suzuki Metal Industry Co., Ltd.	71,000	118,757
*	SWCC Showa Holdings Co., Ltd.	831,000	749,526
	Tadano, Ltd.	243,579	1,192,941
	Taihei Dengyo Kaisha, Ltd.	138,000	992,927
	Taihei Kogyo Co., Ltd.	244,000	784,184
	Taiheiyo Kouhatsu, Inc.	95,000	79,278
	Taikisha, Ltd.	124,300	1,950,877
*	Taisei Corp.	349,187	698,384
#	Takada Kiko Co., Ltd.	289,000	550,117
	Takano Co., Ltd.	52,000	283,379
	Takara Printing Co., Ltd.	38,055	288,502
	Takara Standard Co., Ltd.	483,000	3,013,861
#	Takasago Thermal Engineering Co., Ltd.	279,000	2,354,784
#	Takashima & Co., Ltd.	137,000	195,832
	Takigami Steel Construction Co., Ltd.	50,000	125,795
*	Takisawa Machine Tool Co., Ltd.	191,000	208,357
*	Takuma Co., Ltd.	297,000	698,697
*	Tanseisha Co., Ltd.	74,000	151,671
	Tatsuta Electric Wire & Cable Co., Ltd.	215,000	469,387
	TECHNO ASSOCIE Co., Ltd.	58,400	466,867
	Techno Ryowa, Ltd.	71,390	314,248
	Teikoku Electric Manufacturing Co., Ltd.	31,800	574,834
*	Tekken Corp.	521,000	430,911
*	Temp Holdings Co., Ltd.	800	7,111
	Teraoka Seisakusho Co., Ltd.	53,600	243,964
	Toa Corp.	744,000	722,135
	Toa Doro Kogyo Co., Ltd.	155,000	226,946
#*	Tobishima Corp.	1,548,500	415,014
	Tocalo Co., Ltd.	51,600	931,954
	Toda Corp.	649,000	2,087,627
	Todentu Corp.	121,000	226,507
	Toenec Corp.	228,000	1,289,854
	Tokai Lease Co., Ltd.	86,000	141,212
	Toko Electric Corp.	88,000	465,610
	Tokyo Energy & Systems, Inc.	126,000	826,679
#	TOKYO KEIKI, Inc.	265,000	352,849
#*	Tokyo Kikai Seisakusho, Ltd.	300,000	351,360

16

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
	Tokyo Sangyo Co., Ltd.	78,000	$213,390
	Tokyu Community Corp.	32,500	864,450
	Toli Corp.	207,000	353,990
	Tomoe Corp.	115,500	229,848
	Tonami Holdings Co., Ltd.	331,000	658,439
	Toppan Forms Co., Ltd.	94,000	901,147
*	Tori Holdings Co., Ltd.	217,700	73,313
#	Torishima Pump Manufacturing Co., Ltd.	80,500	1,244,023
#	Toshiba Machine Co., Ltd.	340,000	1,371,567
#	Toshiba Plant Kensetsu Co., Ltd.	182,450	2,277,584
*	Tosho Printing Co., Ltd.	243,000	433,919
	Totetsu Kogyo Co., Ltd.	122,000	751,292
#*	Totoku Electric Co., Ltd.	66,000	75,494
#	Toyo Electric Co., Ltd.	149,000	644,031
	Toyo Engineering Corp.	556,400	1,607,186
*	Toyo Machinery & Metal Co., Ltd.	42,400	98,850
*	Toyo Shutter Co., Ltd.	10,400	53,325
#	Toyo Tanso Co, Ltd.	21,600	952,256
	Toyo Wharf & Warehouse Co., Ltd.	274,000	467,346
	Trinity Industrial Corp.	56,000	221,213
	Trusco Nakayama Corp.	95,200	1,472,773
	Tsubakimoto Chain Co.	555,700	2,235,668
	Tsubakimoto Kogyo Co., Ltd.	97,000	232,904
#	Tsugami Corp.	252,000	1,735,421
	Tsukishima Kikai Co., Ltd.	121,000	846,813
	Tsurumi Manufacturing Co., Ltd.	94,000	622,652
	Tsuzuki Denki Co., Ltd.	75,000	290,969
	TTK Co., Ltd.	62,000	241,147
	Uchida Yoko Co., Ltd.	171,000	537,526
	Ueki Corp.	453,000	573,699
	Union Tool Co.	56,900	1,442,381
	Utoc Corp.	96,400	252,107
*	Venture Link Co., Ltd.	405,500	55,185
#*	Wakachiku Construction Co., Ltd.	1,996,000	1,088,075
	Weathernews, Inc.	26,700	372,639
	Yahagi Construction Co., Ltd.	136,000	819,869
	YAMABIKO Corp.	28,782	280,741
	Yamato Corp.	82,000	276,508
	Yamaura Corp.	40,500	89,411
	Yamazen Co., Ltd.	294,000	1,316,956
	Yasuda Warehouse Co., Ltd. (The)	98,200	579,625
	Yokogawa Bridge Holdings Corp.	139,400	826,365
	Yondenko Corp.	133,800	580,426
*	Yuasa Trading Co., Ltd.	779,000	721,305
	Yuken Kogyo Co., Ltd.	156,000	338,863
	Yurtec Corp.	221,000	940,591
	Yusen Air & Sea Service Co., Ltd.	37,500	581,373
	Yushin Precision Equipment Co., Ltd.	53,334	955,661
Total Industrials			315,804,693

Information Technology — (10.2%)
#	Ai Holdings Corp.	182,600	607,303
	Aichi Tokei Denki Co., Ltd.	113,000	336,736
	Aiphone Co., Ltd.	70,900	1,209,026
	Allied Telesis Holdings K.K.	470,700	537,183
	Alpha Systems, Inc.	27,300	518,501
*	Alps Electric Co., Ltd.	342,595	2,933,285
#*	Anritsu Corp.	435,000	1,925,134
	AOI Electronic Co., Ltd.	37,400	672,228
*	Apic Yamada Corp.	36,000	107,265
#	Arisawa Manufacturing Co., Ltd.	13,000	83,572

17

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Information Technology — (Continued)
	Asahi Net, Inc.	21,000	$65,601
	CAC Corp.	68,700	493,054
	Canon Electronics, Inc.	68,200	1,541,612
	Capcom Co., Ltd.	155,400	2,505,869
	Chino Corp.	151,000	381,569
	CMK Corp.	74,300	345,150
	Computer Engineering & Consulting, Ltd.	61,500	307,715
	Core Corp.	45,700	360,095
	Cresco, Ltd.	23,200	110,895
#*	CSK Holdings Corp.	419,900	1,747,088
	Cybernet Systems Co., Ltd.	85	27,076
#	Cybozu, Inc.	683	236,291
*	Daiko Denshi Tsushin, Ltd.	13,000	18,493
*	Dainippon Screen Manufacturing Co., Ltd.	658,000	2,992,465
	Denki Kogyo Co., Ltd.	234,000	1,004,364
	DKK TOA Corp.	31,000	80,278
	DTS Corp.	84,900	1,035,183
#	Dwango Co., Ltd.	231	376,181
#	eAccess, Ltd.	4,312	2,937,370
	Eizo Nanao Corp.	73,100	1,589,717
*	Elematec Corp.	1,700	20,261
*	Elna Co., Ltd.	97,000	123,395
	Enplas Corp.	5,000	103,246
	ESPEC Corp.	79,800	561,374
*	Faith, Inc.	54	4,645
#*	FDK Corp.	409,000	611,876
*	Fuji Electronics Co., Ltd.	1,200	12,667
	Fuji Soft, Inc.	96,400	1,592,443
*	Fujitsu Component, Ltd.	172	74,385
	Fujitsu Frontech, Ltd.	78,600	590,623
	Fuso Dentsu Co., Ltd.	16,000	56,398
	Future Architect, Inc.	1,206	412,317
	GMO Internet, Inc.	48,100	185,874
	Hakuto Co., Ltd.	69,100	614,840
	Hioki EE Corp.	2,400	45,464
#	Hitachi Business Solution Co., Ltd.	43,200	341,162
	Hitachi Kokusai Electric, Inc.	239,500	1,908,623
	Hochiki Corp.	97,000	504,641
#	Hokuriku Electric Industry Co., Ltd.	289,000	535,767
	Horiba, Ltd.	102,800	2,749,702
#	Hosiden Corp.	241,300	2,551,673
	Icom, Inc.	47,600	1,083,216
#*	Ikegami Tsushinki Co., Ltd.	174,000	133,995
	Ines Corp.	153,900	1,032,833
	I-Net Corp.	47,800	251,861
	Information Services International-Dentsu, Ltd.	76,700	491,160
*	Innotech Corp.	2,000	11,473
	Internet Initiative Japan, Inc.	226	665,847
	Ishii Hyoki Co., Ltd.	23,700	302,360
	IT Holdings Corp.	262,001	3,109,327
#	ITC Networks Corp.	19,500	105,761
	Itfor, Inc.	1,900	6,243
*	Iwatsu Electric Co., Ltd.	303,000	253,841
	Japan Aviation Electronics Industry, Ltd.	240,600	1,512,931
	Japan Business Computer Co., Ltd.	73,200	420,188
	Japan Cash Machine Co., Ltd.	93,915	829,155
	Japan Digital Laboratory Co., Ltd.	104,900	1,159,190
	Japan Radio Co., Ltd.	376,000	847,103
	Jastec Co., Ltd.	61,400	358,396
	JBIS Holdings, Inc.	79,600	326,788
	JIEC Co., Ltd.	199	198,086

18

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Information Technology — (Continued)
	Kaga Electronics Co., Ltd.	95,100	$952,614
#	Kakaku.com, Inc.	548	2,263,886
	Kanematsu Electronics, Ltd.	83,100	755,421
	Kawatetsu Systems, Inc.	174	139,635
	Koa Corp.	144,800	1,290,748
#*	Kubotek Corp.	370	95,496
	Kyoden Co., Ltd.	160,000	257,645
	Kyowa Electronic Instruments Co., Ltd.	52,000	167,155
	Macnica, Inc.	47,900	910,484
*	Macromill, Inc.	38	56,655
	Marubun Corp.	96,100	523,406
	Maruwa Co., Ltd.	36,500	816,546
	Maspro Denkoh Corp.	61,000	538,012
#	Megachips Corp.	81,300	1,206,817
#*	Meisei Electric Co., Ltd.	359,000	276,447
	Melco Holdings, Inc.	35,300	1,116,796
	Mimasu Semiconductor Industry Co., Ltd.	82,881	966,612
	Miroku Jyoho Service Co., Ltd.	107,000	255,033
*	Mitsui High-Tec, Inc.	131,600	891,903
	Mitsui Knowledge Industry Co., Ltd.	3,688	621,005
*	Mutoh Holdings Co., Ltd.	160,000	235,174
*	Nagano Japan Radio Co., Ltd.	85,000	112,404
*	Nagano Keiki Co., Ltd.	600	4,194
	Nakayo Telecommunications, Inc.	542,000	1,054,995
	NEC Fielding, Ltd.	91,200	1,112,525
	NEC Mobiling, Ltd.	45,100	1,197,226
	Net One Systems Co., Ltd.	1,889	2,437,844
*	Netmarks, Inc.	523	92,888
#*	New Japan Radio Co., Ltd.	37,000	104,017
#	Nichicon Corp.	258,800	3,140,872
	Nidec Copal Electronics Corp.	9,300	73,401
#	Nidec Sankyo Corp.	191,000	1,437,719
	Nihon Dempa Kogyo Co., Ltd.	66,900	1,191,276
#*	Nihon Inter Electronics Corp.	104,700	145,023
#	Nihon Unisys, Ltd.	184,100	1,333,616
*	Nippon Avionics Co., Ltd.	78,000	131,099
#	Nippon Ceramic Co., Ltd.	83,100	1,163,401
*	Nippon Chemi-Con Corp.	466,000	2,027,939
	Nippon Systemware Co., Ltd.	27,900	113,984
	Nohmi Bosai, Ltd.	116,000	662,291
	NS Solutions Corp.	60,000	1,174,237
#	NSD Co., Ltd.	170,300	1,931,526
	Obic Business Consultants Co., Ltd.	17,500	945,415
	Okaya Electric Industries Co., Ltd.	73,000	273,281
*	Oki Electric Industry Co., Ltd.	2,093,000	1,800,298
	ONO Sokki Co., Ltd.	103,000	359,075
*	Optex Co., Ltd.	900	9,386
*	Origin Electric Co., Ltd.	105,000	475,680
#	Osaki Electric Co., Ltd.	116,000	930,068
	Panasonic Electric Works Information Systems Co., Ltd.	8,400	190,629
	PCA Corp.	17,500	158,063
#*	Pixela Corp.	18,400	58,602
*	Renesas Electronics Corp.	102,324	878,411
*	Rikei Corp.	15,500	11,804
	Riken Keiki Co., Ltd.	77,800	506,845
	Roland DG Corp.	51,500	706,827
	Ryoden Trading Co., Ltd.	141,000	771,438
	Ryosan Co., Ltd.	122,000	2,966,022
	Ryoyo Electro Corp.	108,000	1,105,768
*	Sanken Electric Co., Ltd.	338,000	1,307,346
	Sanko Co., Ltd.	22,000	70,519

19

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Information Technology — (Continued)
	Sanshin Electronics Co., Ltd.	108,100	$908,384
	Satori Electric Co., Ltd.	56,380	445,921
*	Saxa Holdings, Inc.	194,000	325,175
*	Sekonic Corp.	28,000	32,742
*	Shibaura Mechatronics Corp.	138,000	630,037
*	Shindengen Electric Manufacturing Co., Ltd.	296,000	994,970
	Shinkawa, Ltd.	68,300	962,060
	Shinko Shoji Co., Ltd.	75,900	646,502
	Shizuki Electric Co., Inc.	103,000	366,166
	Siix Corp.	82,100	910,066
	Simplex Technology, Inc.	384	278,846
#	SMK Corp.	263,000	1,148,448
	Softbank Technology Corp.	100	771
#	So-net Entertainment Corp.	295	705,186
	SRA Holdings	49,700	447,285
	Star Micronics Co., Ltd.	133,000	1,375,996
	Sumida Corp.	61,549	610,984
	Sumisho Computer Systems Corp.	115,000	1,594,987
*	Sun-Wa Technos Corp.	500	2,611
	SUNX, Ltd.	109,000	583,471
	SysproCatena Corp.	1,096	647,157
	Tachibana Eletech Co., Ltd.	62,400	450,490
	Tamura Corp.	249,000	711,479
#*	Teac Corp.	206,000	98,856
	Tecmo Koei Holdings Co., Ltd.	143,730	941,726
	Teikoku Tsushin Kogyo Co., Ltd.	172,000	390,870
	TKC, Corp.	86,400	1,518,893
*	Toko, Inc.	304,000	481,589
	Tokyo Denpa Co., Ltd.	24,900	150,946
	Tokyo Electron Device, Ltd.	352	528,023
#*	Tokyo Seimitsu Co., Ltd.	117,600	1,614,431
	Tomen Electronics Corp.	50,600	546,701
#	Topcon Corp.	160,500	765,961
	Tose Co., Ltd.	22,100	149,132
	Toshiba TEC Corp.	392,000	1,265,999
	Toukei Computer Co., Ltd.	27,710	341,272
#*	Towa Corp.	23,500	170,259
	Toyo Corp.	110,600	1,115,117
	Trans Cosmos, Inc.	116,900	964,035
	Tsuzuki Densan Co., Ltd.	22,500	61,210
#	Ulvac, Inc.	119,100	2,307,708
*	Uniden Corp.	121,000	364,114
#	Wacom Co., Ltd.	1,139	1,680,717
	XNET Corp.	21	31,302
#*	Yamaichi Electronics Co., Ltd.	96,500	401,066
	Yaskawa Information Systems Corp.	40,000	141,148
*	Ye Data, Inc.	43,000	57,677
	Yokowo Co., Ltd.	69,500	413,947
	Zuken, Inc.	94,600	684,713
Total Information Technology			134,260,019

Materials — (11.0%)
	Achilles Corp.	670,000	921,747
	Adeka Corp.	331,700	3,115,693
	Agro-Kanesho Co., Ltd.	7,000	57,626
	Aichi Steel Corp.	367,000	1,432,579
	Arakawa Chemical Industries, Ltd.	67,700	709,731
	Araya Industrial Co., Ltd.	204,000	283,028
	Aronkasei Co., Ltd.	124,000	469,614
	Asahi Organic Chemicals Industry Co., Ltd.	325,000	742,451
	Chuetsu Pulp & Paper Co., Ltd.	395,000	747,365

20

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Materials — (Continued)
*	Chugai Mining Co., Ltd.	852,400	$489,225
	Chugoku Marine Paints, Ltd.	230,000	1,581,722
#*	Chugokukogyo Co., Ltd.	62,000	76,913
	Chuo Denki Kogyo Co., Ltd.	90,000	535,412
#*	Co-Op Chemical Co., Ltd.	159,000	219,199
#*	Dai Nippon Toryo, Ltd.	488,000	497,293
#	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	581,471
	Daiichi Kogyo Seiyaku Co., Ltd.	121,000	312,563
	Daiken Corp.	382,000	901,453
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	306,000	1,119,657
	Daio Paper Corp.	142,500	1,092,543
	Daiso Co., Ltd.	343,000	857,240
	DC Co., Ltd.	113,900	209,942
	DIC Corp.	662,000	1,020,123
	Dynapac Co., Ltd.	25,000	61,162
*	Earth Chemical Co., Ltd.	8,900	269,365
	FP Corp.	58,500	3,045,307
	Fuji Seal International, Inc.	24,400	532,581
	Fujikura Kasei Co., Ltd.	94,500	543,831
	Fumakilla, Ltd.	85,000	405,829
*	Furukawa-Sky Aluminum Corp.	142,000	367,157
	Geostar Corp.	43,000	50,516
	Godo Steel, Ltd.	521,000	1,255,936
#	Gun Ei Chemical Industry Co., Ltd.	262,000	621,127
	Harima Chemicals, Inc.	78,000	406,647
#	Hodogaya Chemical Co., Ltd.	265,000	909,142
	Hokkan Holdings, Ltd.	210,000	562,572
	Hokko Chemical Industry Co., Ltd.	90,000	254,890
#	Hokuetsu Kishu Paper Co., Ltd.	551,199	2,754,226
*	Hokushin Co., Ltd.	61,400	92,496
	Honshu Chemical Industry Co., Ltd.	35,000	177,304
	Ihara Chemical Industry Co., Ltd.	155,000	416,515
	ISE Chemicals Corp.	86,000	461,303
*	Ishihara Sangyo Kaisha, Ltd.	1,292,500	966,824
	Japan Carlit Co., Ltd.	59,800	280,084
	JSP Corp.	105,900	996,982
#	Kanto Denka Kogyo Co., Ltd.	186,000	1,166,093
	Katakura Chikkarin Co., Ltd.	43,000	130,840
	Kawakin Holdings Co., Ltd.	11,000	34,437
	Kawasaki Kasei Chemicals, Ltd.	121,000	149,441
	Koatsu Gas Kogyo Co., Ltd.	162,000	908,462
	Kohsoku Corp.	62,800	490,222
	Konishi Co., Ltd.	66,900	727,986
#	Kumiai Chemical Industry Co., Ltd.	224,000	584,492
	Kureha Corp.	545,500	2,628,508
#	Kurosaki Harima Corp.	210,000	797,970
	Kyoei Steel, Ltd.	26,600	433,318
	Lintec Corp.	86,800	1,568,081
	MEC Co., Ltd.	61,200	330,630
*	Mitsubishi Paper Mills, Ltd.	1,094,000	1,263,118
	Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,023,442
	Mitsui Mining & Smelting Co., Ltd.	389,000	1,026,584
	Mory Industries, Inc.	154,000	555,298
	Nakabayashi Co., Ltd.	181,000	370,366
*	Nakayama Steel Works, Ltd.	413,000	683,147
	Neturen Co., Ltd.	145,200	1,089,420
	Nichia Steel Works, Ltd.	175,900	401,401
	Nihon Kagaku Sangyo Co., Ltd.	79,000	553,603
#	Nihon Nohyaku Co., Ltd.	216,000	951,524
	Nihon Parkerizing Co., Ltd.	230,000	3,001,850
	Nihon Seiko Co., Ltd.	18,000	46,392

21

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Materials — (Continued)
	Nihon Yamamura Glass Co., Ltd.	360,000	$963,314
*	Nippon Carbide Industries Co., Inc.	201,000	347,020
	Nippon Chemical Industrial Co., Ltd.	281,000	615,344
	Nippon Chutetsukan K.K.	50,000	76,655
	Nippon Chuzo K.K.	111,000	118,588
#	Nippon Coke & Engineering Co., Ltd.	772,500	1,065,040
#	Nippon Concrete Industries Co., Ltd.	157,000	216,857
	Nippon Denko Co., Ltd.	372,000	2,251,664
	Nippon Fine Chemical Co., Ltd.	85,600	550,444
	Nippon Kasei Chemical Co., Ltd.	355,000	641,094
	Nippon Kayaku Co., Ltd.	248,000	2,120,700
#*	Nippon Kinzoku Co., Ltd.	222,000	358,334
*	Nippon Koshuha Steel Co., Ltd.	366,000	410,901
*	Nippon Light Metal Co., Ltd.	1,422,000	1,841,901
#	Nippon Metal Industry Co., Ltd.	556,000	728,847
#	Nippon Paint Co., Ltd.	727,200	4,401,973
	Nippon Pigment Co., Ltd.	43,000	120,347
	Nippon Pillar Packing Co., Ltd.	83,000	577,603
	Nippon Soda Co., Ltd.	515,000	1,692,851
	Nippon Synthetic Chemical Industry Co., Ltd. (The)	245,000	1,411,101
	Nippon Valqua Industries, Ltd.	313,000	699,907
#*	Nippon Yakin Kogyo Co., Ltd.	395,500	1,265,664
	Nittetsu Mining Co., Ltd.	273,000	927,146
	Nitto FC Co., Ltd.	72,000	368,470
	NOF Corp.	673,000	2,666,597
	Okabe Co., Ltd.	186,900	738,293
	Okamoto Industries, Inc.	390,000	1,599,029
*	Okura Industrial Co., Ltd.	211,000	613,406
#	Osaka Organic Chemical Industry, Ltd.	66,000	499,973
	Osaka Steel Co., Ltd.	73,900	1,016,161
#	Osaka Titanium Technologies Co., Ltd.	40,800	1,569,921
#	Pacific Metals Co., Ltd.	210,000	1,407,760
#	Pack Corp. (The)	66,200	1,160,842
	Rengo Co., Ltd.	21,090	133,085
	Riken Technos Corp.	197,000	500,606
*	S Science Co., Ltd.	3,252,000	110,343
#	S.T. Chemical Co., Ltd.	80,400	916,364
	Sakai Chemical Industry Co., Ltd.	355,000	1,331,846
	Sakata INX Corp.	208,000	898,930
	Sanyo Chemical Industries, Ltd.	292,000	1,878,998
#*	Sanyo Special Steel Co., Ltd.	459,300	2,070,417
	Sekisui Plastics Co., Ltd.	209,000	975,036
	Shikoku Chemicals Corp.	177,000	923,989
	Shinagawa Refractories Co., Ltd.	224,000	589,096
	Shin-Etsu Polymer Co., Ltd.	214,700	1,269,424
	Shinko Wire Co., Ltd.	185,000	292,318
	Somar Corp.	43,000	106,670
#	Stella Chemifa Corp.	40,800	1,325,632
	Sumitomo Bakelite Co., Ltd.	404,000	1,977,231
*	Sumitomo Light Metal Industries, Ltd.	1,248,000	1,281,273
	Sumitomo Osaka Cement Co., Ltd.	882,000	1,676,182
	Sumitomo Pipe & Tube Co., Ltd.	108,100	566,859
	Sumitomo Seika Chemicals Co., Ltd.	214,000	777,416
#	T. Hasegawa Co., Ltd.	116,800	1,793,242
*	Taiheiyo Cement Corp.	1,010,000	1,275,329
	Taisei Lamick Co., Ltd.	18,500	437,536
	Taiyo Ink Manufacturing Co., Ltd.	16,800	439,501
	Takasago International Corp.	339,000	1,465,039
	Takiron Co., Ltd.	202,000	595,383
	Tayca Corp.	151,000	403,631
	Tenma Corp.	87,000	946,590

22

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Materials — (Continued)
#*	Titan Kogyo K.K.	59,000	$130,718
	Toagosei Co., Ltd.	897,000	3,973,819
#	Toda Kogyo Corp.	155,000	1,122,587
#	Toho Titanium Co., Ltd.	77,300	1,844,167
#	Toho Zinc Co., Ltd.	425,000	1,487,168
	Tokai Carbon Co., Ltd.	455,000	2,129,745
	Tokushu Tokai Holdings Co., Ltd.	501,580	1,285,416
	Tokyo Ohka Kogyo Co., Ltd.	112,600	1,897,545
#	Tokyo Rope Manufacturing Co., Ltd.	532,000	1,209,431
*	Tomoegawa Paper Co., Ltd.	125,000	245,566
	Tomoku Co., Ltd.	294,000	767,998
	Topy Industries, Ltd.	737,000	1,512,197
	Toyo Ink Manufacturing Co., Ltd.	541,000	2,073,130
	Toyo Kohan Co., Ltd.	237,000	1,124,470
	TYK Corp.	142,000	304,940
	Ube Material Industries, Ltd.	266,000	625,151
	Wood One Co., Ltd.	169,000	554,138
	Yodogawa Steel Works, Ltd.	562,500	2,301,745
	Yuki Gosei Kogyo Co., Ltd.	64,000	169,807
	Yushiro Chemical Industry Co., Ltd.	51,000	664,184
	Zeon Corp.	504,000	2,953,109
Total Materials			144,701,755

Telecommunication Services — (0.0%)
#*	Invoice, Inc.	38,630	472,967

Utilities — (0.7%)
	Hokkaido Gas Co., Ltd.	210,000	575,197
	Hokuriku Gas Co., Ltd.	99,000	250,016
	Okinawa Electric Power Co., Ltd.	39,571	2,005,325
#	Saibu Gas Co., Ltd.	1,268,000	3,565,305
	Shizuoka Gas Co., Ltd.	241,500	1,641,820
	Tokai Corp.	228,000	1,029,129
Total Utilities			9,066,792
TOTAL COMMON STOCKS			1,164,142,958

		Face
		Amount
		(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/01/10 (Collateralized by
	$1,580,000 FHLMC 4.00%, 12/15/38, valued at $1,621,639) to be repurchased at
	$1,622,009	$1,622	1,622,000

		Shares/
		Face
		Amount
		(000)
SECURITIES LENDING COLLATERAL — (11.2%)
§@	DFA Short Term Investment Fund	146,907,740	146,907,740
@	Repurchase Agreement, Deutsche Bank Securities 0.04%, 07/01/10 (Collateralized by
	FHLMC, rates ranging from 4.650%(r) to 6.144%(r), maturities ranging from 07/01/36
	to 03/01/38 & FNMA, rates ranging from 5.047%(r) to 5.962%(r), maturities ranging
	from 01/01/37 to 01/01/48, valued at $62,416) to be repurchased at $61,192	$61	61,192

TOTAL SECURITIES LENDING COLLATERAL			146,968,932

23

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Value†
TOTAL INVESTMENTS — (100.0%)
(Cost $1,529,805,969)^	$1,312,733,890
____________________

^ The cost for federal income taxes is $1,531,212,099

See accompanying Notes to Financial Statements.
24

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2010
(Unaudited)

		Shares	Value††
COMMON STOCKS — (85.9%)
AUSTRALIA — (46.9%)
#*	A.B.C. Learning Centres, Ltd.	535,970	$ —
*	Acrux, Ltd.	55,695	84,553
*	Adacel Technologies, Ltd.	113,249	31,073
#*	Adamus Resources, Ltd.	1,097,227	464,723
*	ADCorp Australia, Ltd.	212,402	26,632
	Adelaide Brighton, Ltd.	1,737,529	3,875,273
#*	Aditya Birla Minerals, Ltd.	841,658	446,547
	Adtrans Group, Ltd.	38,110	111,947
#*	AED Oil, Ltd.	282,000	101,642
	Aevum, Ltd.	452,176	416,425
*	Agenix, Ltd.	707,478	10,124
*	Ainsworth Game Technology, Ltd.	380,243	28,668
	AJ Lucas Group, Ltd.	320,999	595,184
*	Alchemia, Ltd.	724,903	312,467
#	Alesco Corp., Ltd.	457,971	907,729
*	Alkane Resources, Ltd.	938,520	183,574
#*	Alliance Resources, Ltd.	415,578	98,771
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	129,840	24,006
*	Amadeus Energy, Ltd.	819,137	139,146
	Amalgamated Holdings, Ltd.	460,930	2,207,164
	Amcom Telecommunications, Ltd.	1,189,314	316,748
	Ammtec, Ltd.	22,534	66,161
#*	Andean Resources, Ltd.	1,464,837	4,102,729
	Ansell, Ltd.	467,276	5,126,679
#*	Antares Energy, Ltd.	771,985	374,485
	AP Eagers, Ltd.	37,790	396,521
	APA Group, Ltd.	1,492,508	4,503,005
*	Apex Minerals NL	1,895,791	32,867
#	APN News & Media, Ltd.	1,479,465	2,430,710
*	Aquila Resources, Ltd.	14,017	90,981
*	Arafura Resources, Ltd.	427,586	148,969
	ARB Corporation, Ltd.	324,213	1,549,643
	Ariadne Australia, Ltd.	267,324	53,505
#*	Aristocrat Leisure, Ltd.	639,075	1,947,645
*	Arturus Capital, Ltd.	98,412	8,270
	ASG Group, Ltd.	292,089	341,243
*	Astron, Ltd.	87,221	134,531
#*	Atlas Iron, Ltd.	890,706	1,540,558
#*	Aurora Oil and Gas, Ltd.	599,786	383,873
	Ausdrill, Ltd.	884,082	1,213,227
	Ausenco, Ltd.	132,519	196,073
	Austal, Ltd.	558,220	1,025,387
*	Austar United Communications, Ltd.	2,751,397	2,177,841
	Austbrokers Holdings, Ltd.	71,084	293,854
	Austereo Group, Ltd.	1,001,750	1,405,776
#	Austin Engineering, Ltd.	84,830	240,325
*	Austpac Resources NL	1,627,877	46,293
#*	Australian Agricultural Co., Ltd.	801,009	1,003,937
	Australian Infrastructure Fund NL	3,018,033	4,266,521
	Australian Pharmaceutical Industries, Ltd.	8,248,388	2,691,886
*	Australian Worldwide Exploration, Ltd.	1,952,017	2,873,159
*	Autodom, Ltd.	170,874	8,647
	Automotive Holdings Group NL	173,001	322,843
*	Autron Corporation, Ltd.	989,247	10,825
*	Avexa, Ltd.	1,224,712	33,565
#*	AVJennings, Ltd.	5,350,378	2,011,852
#*	Avoca Resources, Ltd.	656,313	1,491,132

25

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
*	AWB, Ltd.	3,807,619	$2,909,221
*	Ballarat South Gold, Ltd.	1,996	15,162
	Bank of Queensland, Ltd.	73,597	639,961
#*	Bannerman Resources, Ltd.	207,242	45,529
#*	BC Iron, Ltd.	211,035	306,869
	Beach Petroleum, Ltd.	4,155,402	2,383,345
*	Berkeley Resources, Ltd.	68,623	64,430
	Beyond International, Ltd.	61,256	33,000
	Biota Holdings, Ltd.	931,131	789,401
*	Bisalloy Steel Group, Ltd.	469,001	66,955
	Blackmores, Ltd.	76,842	1,436,540
#*	BMA Gold, Ltd.	610,680	144,919
*	Boart Longyear Group	1,526,922	3,589,054
*	Boulder Steel, Ltd.	1,667,795	165,513
*	Bow Energy, Ltd.	469,694	436,804
	Bradken, Ltd.	589,828	3,534,921
	Breville Group, Ltd.	598,466	1,075,008
#	Brickworks, Ltd.	132,797	1,331,747
#*	Brockman Resources, Ltd.	653,924	1,611,230
	BSA, Ltd.	592,449	93,277
	BT Investment Management, Ltd.	92,192	188,269
#	Cabcharge Australia, Ltd.	408,669	1,760,383
	Calliden Group, Ltd.	633,393	120,189
#	Campbell Brothers, Ltd.	290,863	7,323,207
*	Cape Range Wireless, Ltd.	7,260	—
*	Capral, Ltd.	58,499	7,752
#	Cardno, Ltd.	247,493	825,390
#*	Carnarvon Petroleum, Ltd.	3,731,313	1,063,329
*	Carnegie Wave Energy, Ltd.	1,008,948	68,090
#	Cash Converters International, Ltd.	1,107,917	507,297
*	Catalpa Resources, Ltd.	275,286	373,442
*	CDS Technologies, Ltd.	13,276	—
	Cedar Woods Properties, Ltd.	102,534	206,083
	Cellestis, Ltd.	387,333	893,953
*	Cellnet Group, Ltd.	899,404	227,034
*	Centaurus Metals, Ltd.	768,955	45,948
	Centennial Coal Co., Ltd.	1,399,791	5,171,628
*	Centrebet International, Ltd.	5,720	6,286
*	Centrex Metals, Ltd.	51,889	18,365
#*	Ceramic Fuel Cells, Ltd.	2,539,466	325,508
	Challenger Financial Services Group, Ltd.	1,750,037	5,102,819
	Chandler Macleod Group, Ltd.	88,156	19,866
*	Chemeq, Ltd.	166,742	11,649
#*	ChemGenex Pharmaceuticals, Ltd. (6273635)	621,179	153,454
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,426
*	Circadian Technologies, Ltd.	64,591	27,006
#*	Citadel Resource Group, Ltd. (6296029)	4,082,291	903,651
*	Citadel Resource Group, Ltd. (62960RR)	1,458,336	325,302
*	Citigold Corp., Ltd.	3,765,806	283,861
*	Clarius Group, Ltd.	1,001,901	524,444
#*	Clinuvel Pharmaceuticals, Ltd.	1,184,356	222,876
	Clough, Ltd.	1,462,308	936,341
	Clover Corp., Ltd.	269,348	62,775
*	CO2 Group, Ltd.	844,559	106,508
#*	Coal of Africa, Ltd.	326,847	491,469
#*	Coalspur Mines, Ltd.	831,633	570,290
*	Cockatoo Coal, Ltd.	1,370,922	440,600
	Codan, Ltd.	148,829	182,829
#	Coffey International, Ltd.	567,571	454,585
	Collection House, Ltd.	1,758,898	1,115,838
*	Comet Ridge, Ltd.	65,567	8,195

26

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
	ConnectEast Group, Ltd.	13,336,043	$4,237,472
#*	Conquest Mining, Ltd.	1,082,609	293,798
	Consolidated Media Holdings, Ltd.	1,225,674	3,264,282
*	Cooper Energy, Ltd.	141,567	43,668
	Corporate Express Australia, Ltd.	247,909	1,180,347
#	Count Financial, Ltd.	798,391	770,419
	Coventry Group, Ltd.	144,778	225,210
#	Crane Group, Ltd.	352,895	2,375,519
#	Credit Corp. Group, Ltd.	15,526	34,580
*	Crescent Gold, Ltd.	1,124,856	122,798
#	CSG, Ltd.	485,677	745,036
#*	CudeCo, Ltd.	316,283	1,223,474
*	Cue Energy Resources, Ltd.	685,494	143,427
#*	Customers, Ltd.	477,130	1,119,623
	Data#3, Ltd.	6,794	45,632
#	David Jones, Ltd.	1,447,885	5,199,539
#*	Decmil Group, Ltd.	127,989	161,406
*	Deep Yellow, Ltd.	68,720	7,418
*	Devine, Ltd.	2,006,856	393,506
#*	Discovery Metals, Ltd.	725,538	410,092
	Dominion Mining, Ltd.	362,091	820,820
*	Domino’s Pizza Enterprises, Ltd.	802	3,517
	Downer EDI, Ltd.	679,894	2,037,037
*	Dragon Mining, Ltd.	1,665,100	126,907
*	Drillsearch Energy, Ltd.	546,382	23,264
	DUET Group, Ltd.	3,108,006	4,199,498
	DWS Advanced Business Solutions, Ltd.	153,747	184,820
#*	Dyesol, Ltd.	209,712	182,217
#*	Eastern Star Gas, Ltd.	2,741,555	1,867,870
#*	Elders, Ltd.	1,322,394	425,324
*	Ellect Holdings, Ltd.	482	1,461
*	Ellex Medical Lasers, Ltd.	197,605	24,559
	Emeco Holdings, Ltd.	1,240,388	594,992
#*	Energy World Corp., Ltd.	3,752,842	1,163,985
#	Envestra, Ltd.	4,315,031	1,772,089
	Envirozel, Ltd.	283,266	16,428
	Euroz, Ltd.	13,500	14,483
#*	Extract Resources, Ltd.	255,209	1,381,181
#	Fantastic Holdings, Ltd.	355,613	593,322
*	FAR, Ltd.	414,263	20,541
#*	Ferraus, Ltd.	75,341	48,659
*	Fig Tree Developments, Ltd.	20,365	171
	FKP Property Group, Ltd.	1,051,892	593,028
#	Fleetwood Corp., Ltd.	247,561	1,895,844
#	FlexiGroup, Ltd.	521,218	598,142
#	Flight Centre, Ltd.	192,954	2,669,482
#*	Flinders Mines, Ltd.	6,798,057	488,137
*	Focus Minerals, Ltd.	2,620,236	110,107
*	Forest Enterprises Australia, Ltd.	2,849,173	107,923
#	Forge Group, Ltd.	197,886	441,061
#*	Forte Energy NL	1,022,518	103,335
*	G.U.D. Holdings, Ltd.	29,105	211,918
#*	Galaxy Resources, Ltd.	354,262	274,071
*	Gascoyne Resources, Ltd.	14,117	1,084
	Gazal Corp., Ltd.	104,542	139,917
*	Geodynamics, Ltd.	1,015,653	279,685
#*	Gindalbie Metals, Ltd.	1,817,381	1,546,226
#*	Giralia Resources NL	625,030	953,113
	Goodman Fielder, Ltd.	4,093,171	4,614,474
	Gowing Bros., Ltd.	92,437	182,489
	Graincorp, Ltd. Series A	523,742	2,319,859

27

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
#*	Grange Resources, Ltd.	1,179,696	$483,888
#*	Great Southern, Ltd.	9,302,784	—
#	GUD Holdings, Ltd.	345,240	2,500,542
#	Gunns, Ltd.	2,872,620	1,445,316
#	GWA International, Ltd.	973,932	2,446,199
	Hastie Group, Ltd.	810,423	928,891
*	Havilah Resources NL	258,836	70,079
#	Healthscope, Ltd.	950,414	4,144,653
#*	HFA Holdings, Ltd.	430,437	60,621
	HGL, Ltd.	108,137	103,622
#*	Highlands Pacific, Ltd.	2,651,500	462,401
	Hills Industries, Ltd.	936,401	1,676,485
#*	Horizon Oil, Ltd.	3,227,717	811,329
*	Hutchison Telecommunications Australia, Ltd.	7,909,751	596,699
#*	Icon Energy, Ltd.	196,852	28,509
*	ICSGlobal, Ltd.	90,037	760
#	IDT Australia, Ltd.	82,205	42,928
	iiNet, Ltd.	390,161	952,880
*	Iluka Resources, Ltd.	1,472,781	5,688,714
#*	Imdex, Ltd.	812,684	492,120
#	IMF Australia, Ltd.	259,526	343,452
*	IMX Resources, Ltd.	594,082	199,875
#	Independence Group NL	552,303	2,163,808
#*	Indophil Resources NL	1,738,038	1,601,979
#	Industrea, Ltd.	3,495,902	1,022,467
#	Infigen Energy, Ltd.	1,556,089	931,511
	Infomedia, Ltd.	1,458,074	335,497
*	Innamincka Petroleum, Ltd.	440,763	22,346
*	Integra Mining, Ltd.	1,024,868	253,019
	Integrated Research, Ltd.	261,513	88,069
#*	Intrepid Mines, Ltd.	1,197,118	500,081
#	Invocare, Ltd.	539,854	2,740,193
#	Ioof Holdings, Ltd.	950,183	4,734,342
	Iress Market Technology, Ltd.	362,582	2,630,325
#*	Iron Ore Holdings, Ltd.	312,303	366,656
#	iSOFT Group, Ltd.	2,688,547	379,514
#*	Ivanhoe Australia, Ltd.	72,414	169,284
*	Ixla, Ltd.	89,921	1,741
#*	Jabiru Metals, Ltd.	1,959,031	493,335
#	JB Hi-Fi, Ltd.	369,522	5,878,347
	K&S Corp., Ltd.	164,616	354,045
#*	Kagara, Ltd.	1,628,074	649,025
#*	Kangaroo Resources, Ltd.	1,253,804	116,093
#*	Karoon Gas Australia, Ltd.	628,673	3,118,584
#*	Kimberley Metals, Ltd.	204,110	28,349
*	Kings Minerals NL	1,961,035	125,300
	Kingsgate Consolidated, Ltd.	402,364	3,168,357
*	Kingsrose Mining, Ltd.	195,781	168,331
*	Lednium, Ltd.	195,019	13,133
	Lemarne Corp., Ltd.	25,882	89,956
#*	Linc Energy, Ltd.	1,080,023	910,584
#*	Liquefied Natural Gas, Ltd.	54,592	13,964
	Lycopodium, Ltd	53,127	139,420
#*	Lynas Corp., Ltd.	6,443,385	2,911,540
	M2 Telecommunications Group, Ltd.	93,020	131,390
#	MAC Services Group, Ltd.	196,958	394,576
	Macarthur Coal, Ltd.	224,909	2,247,603
	MacMahon Holdings, Ltd.	3,283,150	1,471,033
*	Macquarie Telecom Group, Ltd.	35,019	136,379
*	Magma Metals, Ltd.	223,086	77,590
*	Manhattan Corp., Ltd.	7,972	4,544

28

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
#*	Mantra Resources, Ltd.	77,117	$268,241
*	Marion Energy, Ltd.	451,508	9,275
	Maryborough Sugar Factory, Ltd.	3,384	4,904
	MaxiTRANS Industries, Ltd.	913,360	197,755
*	McGuigan Simeon Wines, Ltd.	2,414,532	424,723
	McMillan Shakespeare, Ltd.	200,484	786,817
#	McPherson’s, Ltd.	303,441	636,207
#*	Medusa Mining, Ltd.	388,790	1,257,669
#	Melbourne IT, Ltd.	420,054	689,283
*	MEO Australia, Ltd.	601,533	122,815
#	Mermaid Marine Australia, Ltd.	756,453	1,593,576
*	Mesoblast, Ltd.	22,762	35,306
#*	Metgasco, Ltd.	227,671	71,978
*	Mikoh Corp., Ltd.	856,548	50,655
#*	Minara Resources, Ltd.	974,032	528,192
	Mincor Resources NL	946,204	1,416,169
*	Mineral Deposits, Ltd.	203,762	159,588
#	Mineral Resources, Ltd.	371,021	2,496,068
#*	Mirabela Nickel, Ltd.	172,825	290,919
	Mitchell Communications Group, Ltd.	1,277,561	939,913
#*	Molopo Energy, Ltd.	1,131,021	922,903
	Monadelphous Group, Ltd.	302,955	3,206,649
*	Morning Star Gold NL	50,482	16,310
	Mortgage Choice, Ltd.	641,387	604,661
#*	Mosaic Oil NL	2,209,067	143,520
*	Mount Gibson Iron, Ltd.	2,962,399	3,753,357
#*	Murchison Metals, Ltd.	1,158,607	1,904,442
	Namoi Cotton Cooperative, Ltd.	196,490	61,439
	National Can Industries, Ltd.	97,017	96,772
	Navitas, Ltd.	1,205,167	4,680,438
#*	Neptune Marine Services, Ltd.	150,803	28,971
*	Nexbis, Ltd.	362,894	26,317
#*	Nexus Energy, Ltd.	2,957,188	622,292
#	NIB Holdings, Ltd.	293,732	308,867
#*	Nido Petroleum, Ltd.	5,178,801	646,208
#	Nomad Building Solutions, Ltd.	29,955	2,698
*	Norfolk Group, Ltd.	97,552	61,621
*	North Australian Diamonds, Ltd.	333,270	7,572
*	Northern Energy Corp., Ltd.	57,015	49,144
*	Northern Iron, Ltd.	124,079	142,569
*	Norton Gold Fields, Ltd.	276,468	38,983
#*	Novogen, Ltd.	391,119	54,575
*	NRW Holdings, Ltd.	292,815	236,967
	Nufarm, Ltd.	528,673	2,382,063
	Oakton, Ltd.	378,695	757,570
*	Orbital Corp., Ltd.	552,269	11,606
#*	Orocobre, Ltd.	194,214	274,568
	OrotonGroup, Ltd.	79,968	448,220
*	Otto Energy, Ltd.	1,486,012	92,450
*	Pacific Brands, Ltd.	4,412,120	3,242,211
*	Pan Pacific Petroleum NL	1,059,542	140,749
*	PanAust, Ltd.	8,757,197	3,551,475
	Panoramic Resources, Ltd.	901,883	1,624,480
*	Paperlinx, Ltd.	2,771,649	1,434,413
*	Patties Foods, Ltd.	22,996	20,706
*	Payce Consolidated, Ltd.	29,670	37,462
#	Peet, Ltd.	1,014,007	1,789,314
*	Perilya, Ltd.	677,251	211,304
#	Perpetual Trustees Australia, Ltd.	140,509	3,304,418
#*	Perseus Mining, Ltd.	927,250	1,765,003
#*	Pharmaxis, Ltd.	815,846	1,403,433
29

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
	Photon Group, Ltd.	36,148	$31,036
*	Planet Gas, Ltd.	55,177	3,430
*	Plantcorp NL	4,329	—
#*	Platinum Australia, Ltd.	983,731	546,874
*	PMP, Ltd.	1,813,797	861,529
*	Port Bouvard, Ltd.	270,578	29,609
*	Poseidon Nickel, Ltd.	425,525	65,100
*	Prana Biotechnology, Ltd.	195,424	23,494
#	Premier Investments, Ltd.	198,655	1,012,253
*	Prima Biomed, Ltd.	767,053	66,540
	Primary Health Care, Ltd.	830,575	2,472,414
#	Prime Media Group, Ltd.	1,001,480	596,680
*	PrimeAg Australia, Ltd.	9,076	7,991
	Probiotec, Ltd.	8,006	8,774
	Programmed Maintenance Service, Ltd.	549,269	1,144,992
*	QRxPharma, Ltd.	6,876	6,745
*	Quickstep Holdings, Ltd.	227,957	44,535
*	Ramelius Resources, Ltd.	147,307	54,956
#	Ramsay Health Care, Ltd.	259,021	3,047,004
*	Raptis Group, Ltd.	12,000	4,040
#	RCR Tomlinson, Ltd.	1,082,680	747,045
#	REA Group, Ltd.	132,037	1,179,248
	Reckon, Ltd.	147,843	253,256
*	Red Fork Energy, Ltd.	22,020	9,064
#	Redflex Holdings, Ltd.	377,855	732,410
#	Reece Australia, Ltd.	238,457	4,828,023
*	Regis Resources, Ltd.	861,911	642,052
#	Reject Shop, Ltd. (The)	112,300	1,480,111
*	Resolute Mining, Ltd.	1,442,710	1,247,826
*	Resource Generation, Ltd.	67,290	25,982
	Retail Food Group, Ltd.	6,598	14,622
	Reverse Corp., Ltd.	141,281	15,231
*	Rex Minerals, Ltd.	7,948	8,227
*	RHG, Ltd.	331,327	171,365
	Ridley Corp., Ltd.	1,283,068	1,236,596
#*	RiverCity Motorway Group, Ltd.	1,563,354	25,959
*	Riversdale Mining, Ltd.	692,356	6,047,135
*	Roc Oil Co., Ltd.	937,716	243,353
	Rock Building Society, Ltd.	30,256	64,100
	Ross Human Directions, Ltd.	143,511	50,867
*	RP Data, Ltd.	7,402	5,352
*	Runge, Ltd.	30,702	10,305
#	Ruralco Holdings, Ltd.	88,146	188,730
#	SAI Global, Ltd.	792,220	2,670,106
*	Salinas Energy, Ltd.	637,362	55,384
#	Salmat, Ltd.	690,131	2,330,647
#*	Sandfire Resources NL	329,467	885,900
#*	Saracen Mineral Holdings, Ltd.	265,944	89,395
	Schaffer Corp., Ltd.	33,766	129,485
	SDI, Ltd.	178,683	26,971
#	Sedgman, Ltd.	221,285	247,030
#	Seek, Ltd.	666,916	3,883,435
#	Select Harvests, Ltd.	201,308	586,343
#	Servcorp, Ltd.	300,722	677,048
*	Service Stream, Ltd.	1,432,710	275,028
*	Seven Group Holdings, Ltd.	357,286	1,726,281
	Sigma Pharmaceuticals, Ltd.	4,862,235	1,704,397
#*	Silex System, Ltd.	459,090	1,760,178
#*	Silver Lake Resources, Ltd.	269,767	390,965
*	Sino Strategic International, Ltd.	130,864	25,857
#	Sirtex Medical, Ltd.	218,417	894,700

30

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
	Skilled Group, Ltd.	391,751	$355,711
#	SMS Management & Technology, Ltd.	298,460	1,478,832
	Southern Cross Electrical Engineering, Ltd.	16,785	14,723
	Southern Cross Media Group NL	1,517,898	2,080,027
	SP Ausnet, Ltd.	812,091	521,412
#	SP Telemedia, Ltd.	1,407,243	2,243,038
#	Spark Infrastructure Group, Ltd.	3,314,814	3,177,989
#	Specialty Fashion Group, Ltd.	766,728	680,379
*	Sphere Minerals, Ltd.	33,867	33,827
	Spotless Group, Ltd.	1,144,847	2,041,238
*	St. Barbara, Ltd.	5,282,311	1,525,731
*	Starpharma Holdings, Ltd.	652,875	296,367
	Straits Resources, Ltd.	878,069	949,316
*	Structural Systems, Ltd.	153,096	61,601
*	Stuart Petroleum, Ltd.	169,387	51,185
	STW Communications Group, Ltd.	84,425	64,347
#*	Sundance Resources, Ltd.	5,993,157	655,817
*	Sunland Group, Ltd.	741,191	420,553
#	Super Cheap Auto Group, Ltd.	815,159	3,668,375
#*	Swick Mining Services, Ltd.	49,595	14,696
	Symex Holdings, Ltd.	355,611	157,037
*	Talent2 International, Ltd.	474,826	563,417
*	Tanami Gold NL	1,723,934	58,616
*	Tap Oil, Ltd.	1,301,639	923,511
	Tassal Group, Ltd.	583,928	690,174
#	Technology One, Ltd.	1,323,726	876,197
*	Ten Network Holdings, Ltd.	2,883,822	3,857,777
*	Terramin Australia, Ltd.	155,209	71,122
#	TFS Corp., Ltd.	1,042,607	735,352
*	Thakral Holdings Group, Ltd.	2,559,697	782,363
*	Thorn Group, Ltd.	65,830	66,950
#*	Tiger Resources, Ltd.	466,501	81,239
*	TNG, Ltd.	227,823	8,333
	Tower Australia Group, Ltd.	1,426,239	2,410,652
#*	Tox Free Solutions, Ltd.	344,067	673,940
	Transfield Services, Ltd.	1,322,886	3,416,813
#	Transfield Services, Ltd. Infrastructure Fund	1,275,557	666,058
*	Transpacific Industries Group, Ltd.	902,944	749,962
#	Troy Resources NL	346,695	705,792
	Trust Co., Ltd. (The)	82,756	382,914
	UGL, Ltd.	332,576	3,760,211
	UXC, Ltd.	1,169,545	437,770
*	Victoria Petroleum NL	240,354	47,930
*	View Resources, Ltd.	1,283,369	140,436
#	Village Roadshow, Ltd.	588,365	1,073,483
*	Virgin Blue Holdings, Ltd.	5,609,863	1,366,121
*	Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	995	2,928
#	Watpac, Ltd.	651,624	666,663
*	Wattyl, Ltd.	433,037	593,091
#	WDS, Ltd.	375,342	110,301
#	Webjet, Ltd.	373,212	584,736
*	Webster, Ltd.	144,737	43,004
#	West Australian Newspapers Holdings, Ltd.	728,122	3,959,451
	Western Areas NL	529,359	1,649,539
*	Westgold Resources, Ltd.	26,150	6,539
#*	White Energy Co., Ltd.	494,905	1,287,898
*	White Rock Minerals, Ltd.	1,968	348
	Whitehaven Coal, Ltd.	394,788	1,559,554
#	WHK Group, Ltd.	1,202,433	980,750
#	Wide Bay Australia, Ltd.	72,719	622,320
	Willmott Forests, Ltd.	17,224	4,612

31

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
#*	Windimurra Vanadium, Ltd.	537,429	$76,905
	Wotif.com Holdings, Ltd.	477,282	2,136,169

TOTAL AUSTRALIA			384,799,216

HONG KONG — (21.9%)
	AAC Acoustic Technologies Holdings, Inc.	1,194,000	1,706,673
*	ABC Communications (Holdings), Ltd.	664,000	134,995
	Aeon Credit Service (Asia) Co., Ltd.	580,000	473,399
	Aeon Stores Hong Kong Co., Ltd.	234,000	369,891
	Alco Holdings, Ltd.	1,468,000	472,445
	Allan International Holdings, Ltd.	592,000	208,294
	Allied Group, Ltd.	683,200	2,250,117
#*	Allied Properties, Ltd.	11,885,857	2,489,325
*	Amax Holdings, Ltd.	1,650,000	19,952
*	Apac Resources, Ltd.	7,640,000	533,612
*	APT Satellite Holdings, Ltd.	850,000	301,039
*	Artel Solutions Group Holdings, Ltd.	7,885,000	363,474
*	Artini China Co., Ltd.	1,855,000	160,365
	Arts Optical International Holdings, Ltd.	730,000	342,889
	Asia Commercial Holdings, Ltd.	131,040	10,564
	Asia Financial Holdings, Ltd.	2,474,908	898,426
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,495,896
*	Asia Standard Hotel Group, Ltd.	13,095,018	825,383
	Asia Standard International Group, Ltd.	14,555,281	2,430,903
*	Asia TeleMedia, Ltd.	2,832,000	36,369
*	Associated International Hotels, Ltd.	954,000	1,882,478
	Aupu Group Holding Co., Ltd.	712,000	110,258
	Automated Systems Holdings, Ltd.	394,000	88,068
*	Bal Holdings, Ltd.	45	—
*	Beijing Enterprises Water Group, Ltd.	7,534,000	2,342,771
*	Beijing Properties Holdings, Ltd.	5,712,000	501,335
*	Bel Global Resources Holdings, Ltd.	2,576,000	61,519
*	Birmingham International Holdings, Ltd.	5,828,000	191,313
	Bonjour Holdings, Ltd.	2,064,000	581,158
	Bossini International Holdings, Ltd.	3,871,500	243,149
*	Bright International Group, Ltd.	1,338,000	114,035
*	Brightoil Petroleum Holdings, Ltd.	5,591,000	2,602,559
#*	Burwill Holdings, Ltd.	7,782,960	489,940
#	C C Land Holdings, Ltd.	5,365,000	1,784,149
	Cafe de Coral Holdings, Ltd.	662,000	1,695,340
*	Capital Estate, Ltd.	3,161,000	146,854
*	Capital Publications, Ltd.	20,847,170	534,120
*	CASH Financial Services Group, Ltd.	119,565	10,294
*	Celestial Asia Securities Holdings, Ltd.	339,810	90,341
#	Century City International, Ltd.	4,332,600	318,171
	Century Sunshine Group Holdings, Ltd.	3,140,000	116,632
	Champion Technology Holdings, Ltd.	2,908,000	80,791
	Chen Hsong Holdings, Ltd.	632,000	241,534
	Cheuk Nang (Holdings), Ltd.	93,840	27,993
	Chevalier International Holdings, Ltd.	733,482	731,204
	Chevalier Pacific Holdings, Ltd.	4,152,500	350,545
*	Chia Tai Enterprises International, Ltd.	9,220,000	299,845
*	China Best Group Holding, Ltd.	3,721,400	94,537
*	China Boon Holdings, Ltd.	3,000,000	159,884
*	China Digicontent Co., Ltd.	2,710,000	3,480
*	China Electronics Corp. Holdings Co., Ltd.	2,888,250	422,836
*	China Energy Development Holdings, Ltd.	8,314,000	485,823
*	China Flavors & Fragrances Co., Ltd.	138,000	31,121
*	China Glass Holdings, Ltd.	114,000	35,486
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	126,759
*	China Infrastructure Investment, Ltd.	6,280,000	178,161

32

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
HONG KONG — (Continued)
*	China Investments Holdings, Ltd.	210,000	$6,692
*	China LotSynergy Holdings, Ltd.	3,217,032	130,750
*	China Mandarin Holdings, Ltd.	3,858,000	99,089
	China Metal International Holdings, Ltd.	2,582,000	657,557
	China Motion Telecom International, Ltd.	5,080,000	122,030
	China Motor Bus Co., Inc.	70,200	551,571
*	China Ocean Shipbuilding Industry Group, Ltd.	1,655,000	86,916
*	China Pipe Group, Ltd.	100,000	914
*	China Precious Metal Resources Holdings Co., Ltd.	3,140,000	639,919
*	China Properties Investment Holdings, Ltd.	880,000	3,688
#*	China Public Procurement, Ltd.	5,352,000	542,590
*	China Renji Medical Group, Ltd.	12,784,000	73,129
*	China Solar Energy Holdings, Ltd.	13,650,000	401,868
*	China Sonangol Resources Enterprise, Ltd.	330,000	89,490
*	China Strategic Holdings, Ltd.	7,840,000	528,085
	China Sunshine Paper Holdings Co., Ltd.	286,500	84,297
	China Taisan Technology Group Holdings, Ltd.	346,000	46,500
*	China Timber Resources Group, Ltd.	21,600,000	280,447
	China Ting Group Holdings, Ltd.	611,151	90,318
#*	China WindPower Group, Ltd.	11,790,000	1,151,626
*	China Yunnan Tin Minerals Group, Ltd.	8,800,000	161,588
*	China Zirconium, Ltd.	2,736,000	81,694
#*	Chinasoft International, Ltd.	1,130,000	205,446
*	ChinaVision Media Group, Ltd.	2,630,000	237,321
	Chinney Investments, Ltd.	1,144,000	164,349
	Chong Hing Bank, Ltd.	880,000	1,673,967
	Chow Sang Sang Holdings, Ltd.	1,167,680	1,972,454
	Chu Kong Shipping Development, Ltd.	1,818,000	418,042
*	Chuang’s China Investments, Ltd.	1,437,000	90,862
	Chuang’s Consortium International, Ltd.	3,588,786	377,300
*	Chun Wo Development Holdings, Ltd.	2,002,926	147,875
#	Citic 1616 Holdings, Ltd.	3,043,000	813,981
*	City e-Solutions, Ltd.	186,000	17,511
#	City Telecom, Ltd.	1,430,751	822,847
*	CK Life Sciences International Holdings, Inc.	8,238,000	503,719
*	Climax International Co., Ltd.	40,700	131
*	CNNC International, Ltd.	835,000	715,099
*	CNT Group, Ltd.	8,315,264	375,501
	COL Capital, Ltd.	2,725,840	431,985
	Computer & Technologies Holdings, Ltd.	432,000	91,108
	Continental Holdings, Ltd.	4,008,250	130,979
	Convenience Retail Asia, Ltd.	64,000	16,596
*	Cosmos Machinery Enterprises, Ltd.	1,616,400	127,530
	CP Pokphand Co., Ltd.	6,088,000	535,747
	Cross-Harbour Holdings, Ltd. (The)	591,520	511,568
	CSI Properties, Ltd.	18,239,625	403,818
#	Dah Chong Hong Holdings, Ltd.	2,431,000	1,503,487
*	Dah Sing Banking Group, Ltd.	1,274,800	1,637,185
#*	Dah Sing Financial Holdings, Ltd.	311,600	1,771,644
*	Daisho Microline Holdings, Ltd.	752,000	52,666
*	Dan Form Holdings Co., Ltd.	3,427,260	308,806
	Dawnrays Pharmaceutical Holdings, Ltd.	1,832,000	489,562
*	DBA Telecommunication Asia Holdings, Ltd.	564,000	54,694
#	Dickson Concepts International, Ltd.	825,000	579,338
*	Dragon Hill Wuling Automobile Holdings, Ltd.	112,500	9,906
	DVN Holdings, Ltd.	2,183,000	161,413
*	Dynamic Energy Holdings, Ltd.	2,410,000	92,109
	Dynamic Holdings, Ltd.	374,000	78,354
#	Eagle Nice (International) Holdings, Ltd.	718,000	213,470
	EcoGreen Fine Chemicals Group, Ltd.	1,112,000	248,978
*	Eforce Holdings, Ltd.	5,402,000	99,044

33

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
HONG KONG — (Continued)
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	$ —
*	E-Kong Group, Ltd.	620,000	37,320
	Emperor Capital Group, Ltd.	749,672	38,650
	Emperor Entertainment Hotel, Ltd.	2,410,000	433,250
	Emperor International Holdings, Ltd.	3,808,360	821,559
	Emperor Watch & Jewellery, Ltd.	4,320,000	280,423
*	ENM Holdings, Ltd.	15,112,000	1,358,427
*	EPI Holdings, Ltd.	17,160,000	221,774
*	eSun Holdings, Ltd.	424,000	55,520
	EVA Precision Industrial Holdings, Ltd.	1,124,000	527,854
*	Extrawell Pharmaceutical Holdings, Ltd.	2,560,000	246,619
*	Ezcom Holdings, Ltd.	72,576	447
	Fairwood Holdings, Ltd.	316,600	332,948
#	Far East Consortium International, Ltd.	4,012,766	1,115,320
*	Far East Technology International, Ltd.	179,520	22,443
*	First Natural Foods Holdings, Ltd.	2,365,000	—
	Fong’s Industries Co., Ltd.	194,000	86,802
*	Foundation Group, Ltd.	2,350,000	26,111
*	Fountain SET Holdings, Ltd.	314,000	41,959
	Four Seas Food Investment Holdings, Ltd.	202,184	28,454
	Four Seas Mercantile Holdings, Ltd.	592,000	173,968
*	Frasers Property China, Ltd.	16,477,000	393,899
#	Fubon Bank Hong Kong, Ltd.	1,336,000	577,809
*	Fujian Holdings, Ltd.	117,800	8,995
	Fujikon Industrial Holdings, Ltd.	912,000	178,463
*	Galaxy Entertainment Group, Ltd.	1,558,121	836,990
*	Genting Hong Kong, Ltd.	59,000	10,719
	Get Nice Holdings, Ltd.	10,550,000	558,541
	Giordano International, Ltd.	6,824,000	2,913,177
*	Global Green Tech Group, Ltd.	4,876,000	184,723
	Global Sweeteners Holdings, Ltd.	1,950,000	332,862
*	Global Tech (Holdings), Ltd.	5,612,000	48,944
	Glorious Sun Enterprises, Ltd.	2,526,000	935,168
	Gold Peak Industries Holding, Ltd.	3,176,642	428,752
*	Golden Resorts Group, Ltd.	11,646,000	571,889
	Golden Resources Development International, Ltd.	2,848,500	181,564
*	Goldin Financial Holdings, Ltd.	480,000	50,179
#*	Goldin Properties Holdings, Ltd.	1,876,000	795,227
	Golik Holdings, Ltd.	250,500	14,883
*	Good Fellow Resources Holdings, Ltd.	1,670,000	150,848
*	GR Vietnam Holdings, Ltd.	620,000	9,761
*	Grande Holdings, Ltd.	882,000	60,892
#	Great Eagle Holdings, Ltd.	885,499	2,253,283
*	G-Resources Group, Ltd.	29,064,000	1,583,624
*	Group Sense International, Ltd.	2,448,000	76,147
	Guangnan Holdings, Ltd.	1,779,600	328,405
*	Hang Fung Gold Technology, Ltd.	1,972,482	—
	Hannstar Board International Holdings, Ltd.	1,074,000	218,383
*	Hans Energy Co., Ltd.	7,556,000	298,183
	Harbour Centre Development, Ltd.	889,500	912,063
	Henderson Investment, Ltd.	3,369,000	270,170
	High Fashion International, Ltd.	268,000	84,513
	HKR International, Ltd.	2,331,136	871,515
	Hon Kwok Land Investment Co., Ltd.	236,800	77,454
*	Hong Fok Land, Ltd.	1,210,000	1,554
	Hong Kong & Shanghai Hotels, Ltd.	293,639	476,570
	Hong Kong Aircraft Engineering Co., Ltd.	32,800	441,043
	Hong Kong Catering Management, Ltd.	542,796	106,400
	Hong Kong Ferry Holdings, Ltd.	809,300	696,984
#	Hong Kong Resources Holdings Co., Ltd.	3,033,450	520,588
*	Hongkong Chinese, Ltd.	4,482,000	383,470

34

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
HONG KONG — (Continued)
	Hop Fung Group Holdings, Ltd.	888,000	$167,620
	Hsin Chong Construction Group, Ltd.	1,569,658	218,504
	Huafeng Group Holdings, Ltd.	6,997,325	351,915
	Hung Hing Printing Group, Ltd.	608,000	181,383
*	Huscoke Resources Holdings, Ltd.	6,378,000	358,043
	Hutchison Harbour Ring, Ltd.	8,978,000	800,623
*	Hybrid Kinetic Group, Ltd.	10,078,000	348,157
*	HyComm Wireless, Ltd.	47,090	14,070
*	I-Cable Communications, Ltd.	531,000	80,507
*	IDT International, Ltd.	6,240,183	176,487
	Integrated Distribution Services Group, Ltd.	759,000	1,312,134
*	IPE Group, Ltd.	1,425,000	126,335
#*	IT, Ltd.	2,734,000	893,190
*	ITC Corp., Ltd.	893,645	45,151
*	ITC Properties Group, Ltd.	3,672,747	893,702
*	Jackin International Holdings, Ltd.	2,334,000	159,860
*	Jinhui Holdings, Ltd.	199,000	59,569
*	Jiuzhou Development Co., Ltd.	2,558,000	228,361
*	JLF Investment Co., Ltd.	2,903,500	226,590
*	Johnson Electric Holdings, Ltd.	3,479,500	1,584,915
*	Joyce Boutique Holdings, Ltd.	1,530,000	63,250
	Junefield Department Store Group, Ltd.	384,000	16,513
#	K Wah International Holdings, Ltd.	2,897,405	895,227
	Kam Hing International Holdings, Ltd.	96,000	21,040
	Kantone Holdings, Ltd.	10,351,685	178,265
*	Karl Thomson Holdings, Ltd.	1,188,000	87,442
	Karrie International Holdings, Ltd.	1,383,600	86,858
	Keck Seng Investments (Hong Kong), Ltd.	904,600	427,395
	Kee Shing Holdings, Ltd.	886,000	193,427
	Kin Yat Holdings, Ltd.	586,000	208,097
	King Fook Holdings, Ltd.	812,000	102,569
*	King Pacific International Holdings, Ltd.	1,404,200	22,000
#*	King Stone Energy Group, Ltd.	29,500,000	695,594
	Kingmaker Footwear Holdings, Ltd.	1,476,955	194,401
	Kith Holdings, Ltd.	204,000	48,456
*	Kiu Hung Energy Holdings, Ltd.	7,040,000	356,454
*	Ko Yo Ecological Agrotech Group, Ltd.	12,580,000	227,952
*	Kong Sun Holdings, Ltd.	109,900	6,256
	Kowloon Development Co., Ltd.	1,509,000	1,483,173
*	KPI Co., Ltd.	954,000	37,844
	KTP Holdings, Ltd.	560,400	53,866
	Kwoon Chung Bus Holdings, Ltd.	556,000	95,548
*	Lai Sun Development Co., Ltd.	73,481,800	1,309,332
*	Lai Sun Garment International, Ltd.	419,000	31,977
	Lam Soon Hong Kong, Ltd.	302,310	258,584
	Le Saunda Holdings, Ltd.	1,424,000	488,736
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,966
	Lee & Man Holdings, Ltd.	1,780,000	1,335,841
	Lerado Group Holdings Co., Ltd.	1,602,000	214,530
*	LeRoi Holdings, Ltd.	14,554,362	384,338
	Li Heng Chemical Fibre Technologies, Ltd.	722,000	109,720
#	Lijun International Pharmaceutical Holding, Ltd.	3,980,000	1,459,840
	Lippo, Ltd.	1,195,700	349,195
	Liu Chong Hing Investment, Ltd.	733,200	756,578
*	Longrun Tea Group Co., Ltd.	1,120,000	96,967
*	Loudong General Nice Resources China Holdings, Ltd.	35,708	5,232
	Luen Thai Holdings, Ltd.	1,345,000	128,861
	Luk Fook Holdings (International), Ltd.	1,166,000	1,463,045
#	Luks Industrial Group, Ltd.	302,913	121,980
*	Lung Cheong International Holdings, Ltd.	4,756,000	190,786
	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	792,117

35

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
HONG KONG — (Continued)
*	Madex International Holdings, Ltd.	3,522,000	$86,263
	Magnificent Estates, Ltd.	12,744,000	289,425
	Mainland Headwear Holdings, Ltd.	765,600	78,295
	Man Yue International Holdings, Ltd.	1,064,000	272,925
	Matrix Holdings, Ltd.	1,067,414	192,997
*	Mei Ah Entertainment Group, Ltd.	8,660,000	204,320
	Melbourne Enterprises, Ltd.	45,500	472,147
#*	Melco International Development, Ltd.	2,382,000	936,176
*	Midas International Holdings, Ltd.	2,752,000	77,674
#	Midland Holdings, Ltd.	2,784,000	2,272,788
*	Ming Fai International Holdings, Ltd.	368,000	144,459
*	Ming Fung Jewellery Group, Ltd.	1,650,000	140,076
	Miramar Hotel & Investment Co., Ltd.	772,000	751,507
	Nanyang Holdings, Ltd.	137,500	229,117
	National Electronics Holdings, Ltd.	2,156,000	151,116
	Natural Beauty Bio-Technology, Ltd.	4,310,000	766,520
	Neo-Neon Holdings, Ltd.	1,439,500	776,603
	New Century Group Hong Kong, Ltd.	13,351,464	231,085
*	New Focus Auto Tech Holdings, Ltd.	60,000	13,452
*	New Times Energy Corp, Ltd.	13,640,000	466,373
	Neway Group Holdings, Ltd.	19,160,000	742,293
	Newocean Green Energy Holdings, Ltd.	2,278,000	342,789
*	Next Media, Ltd.	3,823,183	544,476
*	Norstar Founders Group, Ltd.	3,256,000	—
*	North Asia Resources Holdings, Ltd.	958,600	168,420
*	Omnicorp, Ltd.	224,000	58,050
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	4,329,706	446,209
*	Orient Power Holdings, Ltd.	804,000	19,411
	Oriental Watch Holdings, Ltd.	671,000	173,044
#	Overseas Chinese Town Asia Holdings, Ltd.	618,000	337,675
#	Pacific Andes International Holdings, Ltd.	3,986,919	643,332
	Pacific Basin Shipping, Ltd.	5,837,000	3,612,139
	Pacific Century Premium Developments, Ltd.	4,160,000	754,459
#	Pacific Textile Holdings, Ltd.	1,480,000	731,361
#	Paliburg Holdings, Ltd.	2,198,830	794,161
	Pan Asia Environmental Protection Group, Ltd.	1,056,432	192,997
	Paul Y Engineering Group, Ltd.	75,692	6,117
	PCCW, Ltd.	9,259,000	2,701,075
#*	Peace Mark Holdings, Ltd.	2,738,022	—
*	Pearl Oriental Innovation, Ltd.	2,284,000	326,578
	Pegasus International Holdings, Ltd.	226,000	36,835
*	PetroAsian Energy Holdings, Ltd.	8,448,000	727,473
#*	Phoenix Satellite Television Holdings, Ltd.	2,164,000	504,719
	Pico Far East Holdings, Ltd.	3,670,000	667,899
*	PME Group, Ltd.	2,820,000	225,915
	Pokfulam Development Co., Ltd.	234,000	199,651
*	Polyard Petroleum International Group, Ltd.	234,000	4,269
	Polytec Asset Holdings, Ltd.	4,508,526	705,654
*	Premium Land, Ltd.	4,950,000	101,618
	Public Financial Holdings, Ltd.	1,848,000	967,136
*	PYI Corp., Ltd.	7,118,000	226,409
*	Pyxis Group, Ltd.	1,936,000	42,870
*	QPL International Holdings, Ltd.	992,000	50,612
	Quality Healthcare Asia, Ltd.	478,995	244,320
	Raymond Industrial, Ltd.	1,383,400	143,296
	Regal Hotels International Holdings, Ltd.	2,253,800	881,380
*	Rising Development Holdings, Ltd.	2,278,000	578,816
	Rivera (Holdings), Ltd.	5,710,000	269,968
	Roadshow Holdings, Ltd.	1,456,000	109,660
	Royale Furniture Holdings, Ltd.	26,000	7,369
	S.A.S. Dragon Holdings, Ltd.	1,440,000	321,976

36

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
HONG KONG — (Continued)
#	Sa Sa International Holdings, Ltd.	1,906,000	$1,446,481
	Safety Godown Co., Ltd.	408,000	238,873
*	Samling Global, Ltd.	2,334,000	189,434
	Samson Paper Holdings, Ltd.	666,000	72,271
*	San Miguel Brewery Hong Kong, Ltd.	612,800	88,871
*	Sanyuan Group, Ltd.	415,000	7,994
	Sea Holdings, Ltd.	1,138,000	572,422
*	SEEC Media Group, Ltd.	2,550,000	47,466
*	Sewco International Holdings, Ltd.	1,944,000	205,542
#	Shenyin Wanguo, Ltd.	1,212,500	471,106
*	Shenzhen High-Tech Holdings, Ltd.	660,000	38,374
*	Shougang Concord Century Holdings, Ltd.	3,988,000	411,313
*	Shougang Concord Grand Group, Ltd.	2,451,000	165,529
*	Shougang Concord Technology Holdings, Ltd.	4,107,809	229,779
	Shui On Construction and Materials, Ltd.	586,000	642,100
*	Shun Ho Resources Holdings, Ltd.	483,000	61,548
*	Shun Ho Technology Holdings, Ltd.	1,037,452	130,754
	Shun Tak Holdings, Ltd.	3,001,941	1,551,255
	Sing Tao News Corp, Ltd.	1,842,000	362,529
*	Singamas Container Holdings, Ltd.	4,976,000	969,244
*	Sino Gas Group, Ltd.	3,160,000	138,450
*	Sino Prosper Holdings, Ltd.	2,970,000	64,112
*	Sinocan Holdings, Ltd.	350,000	1,753
*	Sino-Tech International Holdings, Ltd.	9,880,000	509,179
*	Sinotel Technologies, Ltd.	400,000	115,585
*	Skyfame Realty Holdings, Ltd.	2,737,750	—
	Smartone Telecommunications Holdings, Ltd.	1,248,500	1,295,599
*	SMI Publishing Group, Ltd.	250,511	483
*	Solomon Systech International, Ltd.	4,694,000	352,019
	South China (China), Ltd.	5,620,000	407,887
	South China Financial Holdings, Ltd.	4,872,000	60,734
	Southeast Asia Properties & Finance, Ltd.	289,891	67,021
*	Starlight International Holdings, Ltd.	1,736,292	43,212
	Stella International Holdings, Ltd.	657,574	1,267,388
	Styland Holdings, Ltd.	101,991	324
*	Success Universe Group, Ltd.	5,552,000	208,808
	Sun Hing Vision Group Holdings, Ltd.	358,000	138,663
#	Sun Hung Kai & Co., Ltd.	773,000	465,008
*	Sun Innovation Holdings, Ltd.	7,005,655	272,039
*	Sunway International Holdings, Ltd.	866,000	22,761
*	Superb Summit International Timber Co., Ltd.	2,401,600	88,920
*	Sustainable Forest Holdings, Ltd.	3,922,500	239,276
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	120,558
	Synergis Holdings, Ltd.	350,033	44,078
#*	Tack Fat Group International, Ltd.	4,448,000	—
	Tack Hsin Holdings, Ltd.	536,000	112,121
	Tai Cheung Holdings, Ltd.	1,799,000	1,071,707
	Tai Sang Land Development, Ltd.	576,984	212,345
	TaiFook Securities Group, Ltd.	1,003,899	711,891
	Tak Sing Alliance Holdings, Ltd.	749,865	94,101
	Tan Chong International, Ltd.	1,212,000	280,430
	TCC International Holdings, Ltd.	235,683	64,864
#	Techtronic Industries Co., Ltd.	3,878,500	3,022,022
	Television Broadcasts, Ltd.	226,000	1,049,438
*	Termbray Industries International (Holdings), Ltd.	2,304,900	271,143
	Tern Properties Co., Ltd.	61,200	25,149
	Texhong Textile Group, Ltd.	1,930,000	880,953
#	Texwinca Holdings, Ltd.	1,954,000	1,892,931
*	Tian Teck Land, Ltd.	1,076,000	829,224
*	Titan Petrochemicals Group, Ltd.	11,160,000	879,759
*	Tom Group, Ltd.	756,000	59,723

37

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
HONG KONG — (Continued)
*	Tomorrow International Holdings, Ltd.	4,101,420	$180,315
	Tongda Group Holdings, Ltd.	7,790,000	277,065
	Top Form International, Ltd.	2,760,000	179,228
*	Topsearch International (Holdings), Ltd.	3,860,000	196,817
	Transport International Holdings, Ltd.	405,600	1,165,761
*	Tristate Holdings, Ltd.	188,000	46,396
#*	TSC Offshore Group, Ltd.	970,000	158,307
	Tungtex (Holdings) Co., Ltd.	910,000	182,391
	Tysan Holdings, Ltd.	1,040,773	152,526
#	United Laboratories, Ltd. (The)	918,000	1,253,778
*	United Power Investment, Ltd.	8,164,000	280,222
*	U-Right International Holdings, Ltd.	4,746,000	8,533
	USI Holdings, Ltd.	1,937,331	553,644
*	Value Convergence Holdings, Ltd.	388,000	158,926
	Value Partners Group, Ltd.	1,067,000	672,510
	Van Shung Chong Holdings, Ltd.	2,205,335	297,783
*	Vantage International Holdings, Ltd.	2,502,000	300,491
#	Varitronix International, Ltd.	877,293	255,940
	Vedan International Holdings, Ltd.	3,144,000	333,121
	Veeko International Holdings, Ltd.	1,532,981	46,933
	Victory City International Holdings, Ltd.	2,759,185	608,131
*	Vision Values Holdings, Ltd.	281,400	18,999
*	Vital Biotech Holdings, Ltd.	470,000	12,424
#	Vitasoy International Holdings, Ltd.	3,437,000	2,626,422
*	Vongroup, Ltd.	10,865,000	135,471
	VST Holdings, Ltd.	2,060,000	655,653
	Vtech Holdings, Ltd.	56,000	596,054
	Wah Ha Realty Co., Ltd.	278,600	95,373
*	Wah Nam International Holdings, Ltd.	760,000	144,447
	Wai Kee Holdings, Ltd.	8,176,738	1,765,169
*	Wai Yuen Tong Medicine Holdings, Ltd.	9,694,095	58,016
	Wang On Group, Ltd.	42,175	871
*	Warderly International Holdings, Ltd.	520,000	32,054
	Water Oasis Group, Ltd.	1,218,000	191,120
#	Wheelock Properties, Ltd.	1,835,000	3,044,257
	Win Hanverky Holdings, Ltd.	1,432,000	190,912
*	Winfoong International, Ltd.	1,331,000	27,579
*	Wing Hing International Holdings, Ltd.	1,440,000	91,244
	Wing On Co. International, Ltd.	781,000	1,220,040
*	Winteam Pharmaceutical Group, Ltd.	3,306,000	456,146
	Wong’s International (Holdings), Ltd.	737,641	94,084
*	Wong’s Kong King International (Holdings), Ltd.	120,000	10,843
*	Xingye Copper International Group, Ltd.	697,000	137,796
#	Xinyi Glass Holding Co., Ltd.	4,312,000	1,614,853
	Y. T. Realty Group, Ltd.	865,000	143,581
	Yangtzekiang Garment, Ltd.	606,500	123,487
	Yau Lee Holdings, Ltd.	534,000	72,942
	YGM Trading, Ltd.	284,000	323,456
*	Yueshou Environmental Holdings, Ltd.	510,800	7,241
	Yugang International, Ltd.	96,156,000	855,154
*	Yunnan Enterprises Holdings, Ltd.	240,000	17,675
*	ZZNode Technologies Co., Ltd.	1,184,000	156,783
TOTAL HONG KONG			180,218,750

MALAYSIA — (0.0%)
*	Autoways Holdings Berhad	10,000	3,985
*	Rekapacific Berhad	473,000	—
TOTAL MALAYSIA			3,985

NEW ZEALAND — (5.1%)
	Abano Healthcare Group, Ltd.	35,022	121,011

38

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
NEW ZEALAND — (Continued)
*	AFFCO Holdings, Ltd.	1,806,887	$468,810
	Air New Zealand, Ltd.	1,358,125	993,120
	Auckland International Airport, Ltd.	1,320,701	1,688,463
	Cavalier Corp., Ltd.	283,674	473,336
	CDL Investments (New Zealand), Ltd.	395,965	72,878
	Colonial Motor Co., Ltd.	148,846	216,614
	Ebos Group, Ltd.	165,517	697,117
*	Fisher & Paykel Appliances Holdings, Ltd.	2,945,492	1,085,276
	Fisher & Paykel Healthcare Corp., Ltd.	2,338,345	4,987,965
	Freightways, Ltd.	717,330	1,367,946
#	Hallenstein Glasson Holdings, Ltd.	242,461	615,572
	Hellaby Holdings, Ltd.	241,363	250,417
	Horizon Energy Distribution, Ltd.	40,420	112,560
	Infratil, Ltd.	2,039,054	2,245,674
	Mainfreight, Ltd.	378,330	1,591,659
	Methven, Ltd.	70,490	74,742
	Michael Hill International, Ltd.	1,534,152	722,386
	Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	409,431
	New Zealand Exchange, Ltd.	285,516	290,617
	New Zealand Oil & Gas, Ltd.	1,729,680	1,500,121
*	New Zealand Refining Co., Ltd.	600,961	1,276,580
	Northland Port Corp. (New Zealand), Ltd.	217,513	241,880
#	Nuplex Industries, Ltd.	932,646	1,787,866
*	Pike River Coal, Ltd.	259,067	155,905
	Port of Tauranga, Ltd.	528,512	2,405,336
#	Pumpkin Patch, Ltd.	606,913	825,001
*	Pyne Gould Guinness, Ltd.	1,576,514	550,525
*	Rakon, Ltd.	52,061	31,348
	Restaurant Brands New Zealand, Ltd.	369,175	582,050
*	Richina Pacific, Ltd.	274,180	67,702
*	Rubicon, Ltd.	1,113,829	626,093
#	Ryman Healthcare, Ltd.	1,753,323	2,387,753
	Sanford, Ltd.	393,618	1,068,582
	Scott Technology, Ltd.	25,932	21,110
*	Seafresh Fisheries, Ltd.	80,520	1,546
	Skellerup Holdings, Ltd.	263,479	122,678
#	Sky City Entertainment Group, Ltd.	2,523,346	4,916,374
	Sky Network Television, Ltd.	466,849	1,499,321
	South Port (New Zealand), Ltd.	30,744	55,881
#	Steel & Tube Holdings, Ltd.	393,011	620,112
*	Tenon, Ltd.	19,132	13,056
	Tourism Holdings, Ltd.	274,867	139,204
	Tower, Ltd.	782,696	972,660
	TrustPower, Ltd.	9,392	46,248
	Vector, Ltd.	363,977	537,969
	Warehouse Group, Ltd.	469,712	1,086,096
TOTAL NEW ZEALAND			42,024,591

SINGAPORE — (12.0%)
*	Abterra, Ltd.	270,000	8,596
*	Addvalue Technologies, Ltd.	1,043,000	25,732
	Advanced Holdings, Ltd.	691,000	131,854
	Allgreen Properties, Ltd.	2,604,000	1,898,892
#	Armstrong Industrial Corp., Ltd.	1,236,000	385,575
#*	Asia Environment Holdings, Ltd.	528,793	59,855
*	Asia Food & Properties, Ltd.	1,696,000	625,244
*	Asia-Pacific Strategic Investments, Ltd.	1,410	202
*	Asiasons Capital, Ltd.	264,000	37,700
#	ASL Marine Holdings, Ltd.	497,000	293,430
*	A-Sonic Aerospace, Ltd.	564,996	28,157
*	Ausgroup, Ltd.	192,000	66,472

39

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SINGAPORE — (Continued)
	Baker Technology, Ltd.	747,000	$232,878
*	Ban Joo & Co., Ltd.	1,654,000	46,919
*	Banyan Tree Holdings, Ltd.	517,000	304,442
	Best World International, Ltd.	221,500	53,293
*	Beyonics Technology, Ltd.	6,949,300	1,129,252
*	BH Global Marine, Ltd.	59,000	13,606
	Bonvests Holdings, Ltd.	978,000	637,544
*	Boustead Singapore, Ltd.	4,000	2,418
	Breadtalk Group, Ltd.	163,800	62,878
#	Broadway Industrial Group, Ltd.	461,000	372,277
*	Brothers (Holdings), Ltd.	504,628	51,761
#	Bukit Sembawang Estates, Ltd.	374,003	1,267,719
*	Bund Center Investment, Ltd.	848,000	157,564
	CEI Contract Manufacturing, Ltd.	432,000	33,777
	Cerebos Pacific, Ltd.	528,000	1,537,755
	CH Offshore, Ltd.	1,393,400	524,269
*	Changjiang Fertilizer Holdings, Ltd.	515	82
	Chemical Industries (Far East), Ltd.	91,910	32,185
	China Aviation Oil Singapore Corp., Ltd.	489,000	471,179
	China Dairy Group, Ltd.	1,502,000	150,420
*	China Energy, Ltd.	3,110,000	328,948
	China Merchants Holdings Pacific, Ltd.	809,000	360,489
#	China XLX Fertiliser, Ltd.	100,000	36,743
	Chip Eng Seng Corp., Ltd.	1,612,800	386,399
	Chosen Holdings, Ltd.	1,202,000	105,227
*	Chuan Hup Holdings, Ltd.	3,967,000	744,939
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	—
*	Compact Metal Industries, Ltd.	643,000	3,446
	Cosco Corp Singapore, Ltd.	1,016,000	1,068,763
#	Creative Technology Co., Ltd.	257,350	769,273
	CSC Holdings, Ltd.	1,829,000	201,000
	CSE Global, Ltd.	1,814,000	1,128,273
	CWT, Ltd.	891,700	549,203
#*	Delong Holdings, Ltd.	1,287,000	320,454
*	Digiland International, Ltd.	11,763,000	42,032
*	Eagle Brand Holdings, Ltd.	14,387,000	760,205
*	Eastern Asia Technology, Ltd.	1,034,000	69,605
*	Ellipsiz, Ltd.	123,000	12,160
	Engro Corp., Ltd.	354,000	251,622
*	Enviro-Hub Holdings, Ltd.	1,445,666	108,853
	Eu Yan Sang International, Ltd.	213,000	93,948
*	Eucon Holdings, Ltd.	3,096,000	119,280
#	Ezion Holdings, Ltd.	1,092,000	485,421
#	Ezra Holdings, Ltd.	1,287,000	1,655,980
	F.J. Benjamin Holdings, Ltd.	1,095,000	239,880
*	Falcon Energy Group, Ltd.	14,000	5,245
	Federal International (2000), Ltd.	985,500	111,596
#	First Resources, Ltd.	2,223,000	1,653,550
	Food Empire Holdings, Ltd.	1,094,400	273,080
	Fragrance Group, Ltd.	41,000	14,005
*	Freight Links Express Holdings, Ltd.	3,893,000	150,792
*	Fu Yu Corp., Ltd.	3,955,750	267,849
*	Gallant Venture, Ltd.	1,310,000	216,987
	GK Goh Holdings, Ltd.	1,458,000	598,287
*	Global Yellow Pages, Ltd.	299,000	41,146
#	Goodpack, Ltd.	1,065,000	1,271,439
	GP Batteries International, Ltd.	343,000	443,088
	GP Industries, Ltd.	2,872,209	946,009
*	Grand Banks Yachts, Ltd.	250,000	71,464
#	Guocoland, Ltd.	498,500	759,875
	Healthway Medical Corp., Ltd.	2,088,480	281,500

40

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SINGAPORE — (Continued)
	Hersing Corp., Ltd.	1,285,000	$265,728
	Hiap Seng Engineering, Ltd.	367,000	164,862
#	Hi-P International, Ltd.	1,152,000	527,916
	Ho Bee Investment, Ltd.	945,000	1,021,179
*	Hong Fok Corp., Ltd.	2,796,700	1,091,771
#	Hong Leong Asia, Ltd.	484,000	1,160,499
	Hotel Grand Central, Ltd.	1,119,926	598,373
#	Hotel Properties, Ltd.	1,359,400	2,410,689
	Hour Glass, Ltd.	622,744	354,246
	HTL International Holdings, Ltd.	1,063,843	444,175
*	Huan Hsin Holdings, Ltd.	1,106,400	230,807
	HupSteel, Ltd.	1,572,875	258,636
	Hwa Hong Corp., Ltd.	2,279,000	890,397
	Hyflux, Ltd.	983,000	2,266,533
	IDT Holdings, Ltd.	693,000	184,017
	IFS Capital, Ltd.	421,080	142,184
*	Indofood Agri Resources, Ltd.	364,000	544,861
*	Informatics Education, Ltd.	1,339,000	53,987
	InnoTek, Ltd.	561,000	215,563
	Intraco, Ltd.	599,500	134,118
	IPC Corp., Ltd.	724,000	64,420
	Isetan (Singapore), Ltd.	122,500	293,272
	Jadason Enterprises, Ltd.	728,000	44,013
*	Jasper Investments, Ltd.	90,680	5,318
*	Jaya Holdings, Ltd.	1,468,000	700,024
#*	Jiutian Chemical Group, Ltd.	681,000	31,065
	JK Yaming International Holdings, Ltd.	906,000	258,987
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	39,800
	K1 Ventures, Ltd.	3,349,500	332,892
#	Keppel Telecommunications & Transportation, Ltd.	1,509,600	1,352,817
	Khong Guan Flour Milling, Ltd.	38,000	41,388
	Kian Ann Engineering, Ltd.	1,276,000	158,598
	Kian Ho Bearings, Ltd.	781,500	79,113
	Kim Eng Holdings, Ltd.	1,299,620	1,474,401
	Koh Brothers Group, Ltd.	1,312,000	186,203
#*	KS Energy Services, Ltd.	615,825	476,011
*	Lafe Corp., Ltd.	1,234,800	52,959
*	LanTroVision (S), Ltd.	5,028,750	75,756
	LC Development, Ltd.	2,041,254	253,714
	Lee Kim Tah Holdings, Ltd.	1,600,000	559,406
	Lion Asiapac, Ltd.	473,000	86,980
	Low Keng Huat Singapore, Ltd.	1,834,000	545,719
	Lum Chang Holdings, Ltd.	1,042,030	207,403
	M1, Ltd.	1,623,000	2,470,209
*	Manhattan Resources, Ltd.	668,000	248,426
*	Manufacturing Integration Technology, Ltd.	274,000	26,787
*	Marco Polo Marine, Ltd.	73,000	19,871
	Memtech International, Ltd.	1,322,000	103,176
	Metro Holdings, Ltd.	1,657,160	894,423
#	Midas Holdings, Ltd.	1,530,000	989,876
*	Mirach Energy, Ltd.	460,000	24,328
	Miyoshi Precision, Ltd.	353,500	35,286
*	Multi-Chem, Ltd.	1,263,000	141,191
	Nera Telecommunications, Ltd.	1,125,000	256,655
	New Toyo International Holdings, Ltd.	1,015,000	164,760
	NSL, Ltd.	414,000	413,775
#*	Oceanus Group, Ltd.	2,180,000	477,911
	Orchard Parade Holdings, Ltd.	952,022	689,693
	OSIM International, Ltd.	964,000	615,718
*	Ossia International, Ltd.	627,554	54,543
	Otto Marine, Ltd.	92,000	27,137

41

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SINGAPORE — (Continued)
#*	Overseas Union Enterprise, Ltd.	430,000	$825,798
	Pan Pacific Hotels Group, Ltd.	1,669,500	1,866,971
	Pan-United Corp., Ltd.	2,006,000	641,405
#	Parkway Holdings, Ltd.	1,060,678	2,684,348
	PCI, Ltd.	575,000	165,506
*	Penguin International, Ltd.	400,000	36,950
	Pertama Holdings, Ltd.	459,750	131,423
#	Petra Foods, Ltd.	881,000	764,871
	Popular Holdings, Ltd.	2,763,650	304,379
	PSC Corp., Ltd.	1,823,419	329,476
	QAF, Ltd.	881,000	401,558
	Qian Hu Corp., Ltd.	674,600	62,324
#	Raffles Education Corp., Ltd.	3,803,781	769,494
	Raffles Medical Group, Ltd.	514,000	625,762
	Rotary Engineering, Ltd.	1,083,600	727,952
	San Teh, Ltd.	1,006,087	243,527
	SBS Transit, Ltd.	953,500	1,191,200
	SC Global Developments, Ltd.	42,000	47,642
*	Seroja Investments, Ltd.	17,767	4,712
	Sim Lian Group, Ltd.	1,380,000	449,921
	Sing Holdings, Ltd.	36,666	8,540
	Sing Investments & Finance, Ltd.	198,450	204,764
*	Singapore Airport Terminal Services, Ltd.	9,000	17,155
	Singapore Land, Ltd.	147,000	666,525
#	Singapore Post, Ltd.	3,567,900	2,878,074
	Singapore Reinsurance Corp., Ltd.	1,514,530	270,602
	Singapore Shipping Corp., Ltd.	1,689,000	312,439
	Singapura Finance, Ltd.	174,062	190,795
	Sinwa, Ltd.	259,000	54,650
	SMB United, Ltd.	1,224,000	194,511
	SMRT Corp, Ltd.	1,252,000	1,980,217
	Soilbuild Group Holdings, Ltd.	214,000	96,290
#*	Sound Global, Ltd.	1,326,000	727,472
*	Spice I2I, Ltd.	3,161,500	357,020
	Stamford Land Corp., Ltd.	2,803,000	1,013,290
	Straco Corp., Ltd.	130,000	11,381
	Straits Asia Resources, Ltd.	1,646,000	2,325,810
	Sunningdale Tech, Ltd.	2,086,000	332,080
	Super Group, Ltd.	279,000	175,484
	Superbowl Holdings, Ltd.	522,000	73,899
	Superior Multi-Packaging, Ltd.	413,500	34,022
#*	Swiber Holdings, Ltd.	752,000	522,764
#	Tat Hong Holdings, Ltd.	1,054,800	683,255
*	Thakral Corp., Ltd.	6,028,000	127,687
	Thomson Medical Centre, Ltd.	22,000	11,220
	Tiong Woon Corp. Holding, Ltd.	901,000	271,090
*	Transcu Group, Ltd.	1,885,000	140,349
	Trek 2000 International, Ltd.	973,000	189,041
	UMS Holdings, Ltd.	841,000	208,962
	United Engineers, Ltd.	558,666	874,953
*	United Envirotech, Ltd.	352,000	94,192
	United Industrial Corp., Ltd.	444,000	663,707
	United Overseas Insurance, Ltd.	187,250	422,595
	UOB-Kay Hian Holdings, Ltd.	1,427,400	1,511,566
	UOL Group, Ltd.	750,000	2,020,035
	Venture Corp., Ltd.	696,000	4,417,042
	Vicom, Ltd.	120,000	226,803
#	WBL Corp., Ltd.	597,000	2,008,056
#	Wheelock Properties, Ltd.	1,147,000	1,509,254
	Wing Tai Holdings, Ltd.	1,619,000	1,810,687
	Xpress Holdings, Ltd.	3,079,000	157,223

42

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SINGAPORE — (Continued)
	YHI International, Ltd.	1,174,000	$217,004
*	Yoma Strategic Holdings, Ltd.	132,000	6,577
	Yongnam Holdings, Ltd.	1,970,000	341,407
TOTAL SINGAPORE			98,162,255

TOTAL COMMON STOCKS			705,208,797

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
#	Village Roadshow, Ltd. Series A	334,417	611,079
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Apex Minerals NL Warrants 11/09/12	189,579	798
*	IDT Australia, Ltd. Warrants 03/31/11	8,220	—
*	Samson Oil & Gas, Ltd. Warrants 12/31/12	306,678	7,228
TOTAL AUSTRALIA			8,026

HONG KONG — (0.0%)
*	Asia Standard Hotel Group, Ltd. Rights 08/27/10	5,122,000	138,132
*	Cheuk Nang Holdings, Ltd. Warrants 05/20/11	6,133	536
*	Goldin Properties Holdings, Ltd. Warrants 08/28/10	191,400	—
*	Lippo, Ltd. Warrants 07/04/11	82,470	900
*	New Times Energy Corp, Ltd. Warrants 06/24/11	1,743,714	12,764
*	Pacific Andes International Holdings, Ltd. Warrants 06/15/11	641,359	7,166
*	South China (China), Ltd. Rights 09/06/10	1,124,000	17,321
*	Starlight International Holding, Ltd. Rights 7/14/10	1,389,033	13,557
TOTAL HONG KONG			190,376

SINGAPORE — (0.0%)
*	Goodpack, Ltd. Warrants 11/30/12	218,200	159,054
*	Qian Hu Corp., Ltd. Rights 09/19/10	104,100	7,439
TOTAL SINGAPORE			166,493

TOTAL RIGHTS/WARRANTS			364,895

		Face
		Amount
		(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/01/10 (Collateralized by
	$1,350,000 FHLMC 4.00%, 12/15/38, valued at $1,385,578) to be repurchased at
	$1,385,007	$1,385	1,385,000

		Shares/
		Face
		Amount
		(000)
SECURITIES LENDING COLLATERAL — (13.8%)
§@	DFA Short Term Investment Fund	113,583,847	113,583,847
@	Repurchase Agreement, Deutsche Bank Securities 0.04%, 07/01/10 (Collateralized by
	FHLMC, rates ranging from 4.650%(r) to 6.144%(r), maturities ranging from 07/01/36
	to 03/01/38 & FNMA, rates ranging from 5.047%(r) to 5.962%(r), maturities ranging
	from 01/01/37 to 01/01/48, valued at $63,653) to be repurchased at $62,405	$62	62,405

TOTAL SECURITIES LENDING COLLATERAL			113,646,252

TOTAL INVESTMENTS — (100.0%)
	(Cost $819,171,262)^		$821,216,023
____________________

^ The cost for federal income taxes is $823,521,146

See accompanying Notes to Financial Statements.
43

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2010
(Unaudited)

		Shares	Value††
COMMON STOCKS — (96.1%)
Consumer Discretionary — (19.4%)
	4imprint Group P.L.C.	96,735	$287,569
	Aegis Group P.L.C.	3,149,142	4,991,591
*	Aga Rangemaster Group P.L.C.	288,143	378,780
	Arena Leisure P.L.C.	1,372,024	565,812
*	Barratt Developments P.L.C.	1,104,628	1,550,500
	Bellway P.L.C.	420,170	3,841,487
*	Berkeley Group Holdings P.L.C. (The)	320,225	3,633,315
	Bloomsbury Publishing P.L.C.	271,841	458,657
*	Bovis Homes Group P.L.C.	474,842	2,438,650
	Burberry Group P.L.C.	67,892	766,745
#	Carpetright P.L.C.	167,232	1,594,175
*	Carphone Warehouse Group P.L.C.	506,951	1,431,551
	Centaur Media P.L.C.	556,967	392,769
	Chime Communications P.L.C.	210,455	551,472
*	Chrysalis Group P.L.C.	107,232	159,646
	Churchill China P.L.C.	30,000	123,657
*	Cineworld Group P.L.C.	3,286	9,696
*	Clinton Cards P.L.C.	740,506	417,917
*	Cosalt P.L.C.	648,218	48,346
*	Creston P.L.C.	5,333	7,369
	Daily Mail & General Trust P.L.C. Series A	795,223	5,176,073
*	Debenhams P.L.C.	2,383,809	1,873,971
	Dignity P.L.C.	250,732	2,421,136
	Domino’s Pizza UK & IRL P.L.C.	28,654	161,890
*	DSG International P.L.C.	10,089,373	3,701,423
	Dunelm Group P.L.C.	38,882	190,193
	eaga P.L.C.	140,286	238,937
*	Enterprise Inns P.L.C.	960,489	1,246,899
	Euromoney Institutional Investor P.L.C.	305,085	2,722,036
#*	Findel P.L.C.	1,283,962	334,019
*	Forminster P.L.C.	43,333	2,428
	French Connection Group P.L.C.	373,475	219,186
	Fuller Smith & Turner P.L.C.	129,026	1,117,915
	Future P.L.C.	1,324,863	311,279
*	Galiform P.L.C.	521,046	437,496
	Game Group P.L.C.	1,441,697	1,369,459
*	Games Workshop Group P.L.C.	101,889	540,795
*	GKN P.L.C.	3,830,675	6,590,887
	Greene King P.L.C.	716,652	4,178,392
	Halfords Group P.L.C.	752,842	5,479,838
	Haynes Publishing Group P.L.C.	14,703	53,605
	Headlam Group P.L.C.	330,383	1,114,039
	Henry Boot P.L.C.	426,786	601,929
#	HMV Group P.L.C.	1,545,882	1,452,874
	Holidaybreak P.L.C.	206,890	906,898
*	Home Retail Group P.L.C.	437,848	1,390,385
*	Hornby P.L.C.	154,220	311,721
	Huntsworth P.L.C.	795,153	958,376
*	Inchcape P.L.C.	880,558	3,217,560
	Informa P.L.C.	1,449,124	7,656,217
*	ITV P.L.C.	4,472,230	3,342,124
	J.D. Wetherspoon P.L.C.	437,012	2,534,897
	JD Sports Fashion P.L.C.	120,013	1,377,510
*	JJB Sports P.L.C.	1,351,785	251,783
	John Menzies P.L.C.	244,534	1,404,198
*	Johnston Press P.L.C.	507,412	111,024
	Kesa Electricals P.L.C.	1,982,633	3,590,260
	Ladbrokes P.L.C	2,338,982	4,419,980

44

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	Laura Ashley Holdings P.L.C.	2,800,394	$509,766
*	Lookers P.L.C.	1,037,969	740,568
*	Luminar Group Holdings P.L.C.	262,259	48,064
*	Manganese Bronze Holdings P.L.C.	68,818	36,878
	Marston’s P.L.C.	1,367,965	1,887,179
*	Mecom Group P.L.C.	21,492	54,856
	Millennium & Copthorne Hotels P.L.C.	609,888	3,679,731
*	Mitchells & Butlers P.L.C.	536,540	2,180,908
	Mothercare P.L.C.	324,479	2,753,581
	N Brown Group P.L.C.	828,543	3,082,174
	Pace P.L.C.	772,437	1,856,376
*	PartyGaming P.L.C.	654,576	2,103,267
*	Pendragon P.L.C.	2,285,154	818,253
*	Persimmon P.L.C.	714,643	3,709,262
#	Pinewood Shepperton P.L.C.	182,105	411,189
*	Punch Taverns P.L.C.	1,064,376	912,030
	Rank Group P.L.C.	915,711	1,354,523
*	Redrow P.L.C.	626,857	1,051,270
	Restaurant Group P.L.C.	732,507	2,281,759
	Rightmove P.L.C.	261,219	2,450,361
	Smiths News P.L.C.	674,129	1,184,058
*	Sportech P.L.C.	329,794	199,342
*	Sports Direct International P.L.C.	456,794	706,697
	St. Ives Group P.L.C.	436,379	533,148
*	Stylo P.L.C.	64,096	4,549
*	Tandem Group P.L.C. Non-Voting Shares	327,365	—
*	Taylor Wimpey P.L.C.	5,316,048	2,076,831
	Ted Baker P.L.C.	149,926	1,214,773
	Thomas Cook Group P.L.C.	2,352,131	6,225,790
*	Topps Tiles P.L.C.	726,666	535,837
*	Trinity Mirror P.L.C.	480,731	461,157
	United Business Media P.L.C.	864,643	6,385,799
	UTV Media P.L.C.	217,432	385,975
	Vitec Group P.L.C. (The)	160,303	1,019,559
*	Wagon P.L.C.	237,979	4,445
	WH Smith P.LC.	588,205	3,586,317
	Whitbread P.L.C.	137,647	2,874,481
	William Hill P.L.C.	1,865,424	4,745,798
	Wilmington Group P.L.C.	346,234	711,183
*	Yell Group P.L.C.	6,166,762	2,235,684
Total Consumer Discretionary			163,672,754

Consumer Staples — (4.2%)
#	A.G. Barr P.L.C.	128,572	2,014,946
	Anglo-Eastern Plantations P.L.C.	108,153	834,369
	Britvic P.L.C.	638,001	4,521,352
	Cranswick P.L.C.	174,592	2,231,949
	Dairy Crest Group P.L.C.	520,119	2,861,237
	Devro P.L.C.	605,749	1,788,941
*	European Home Retail P.L.C.	109,256	—
*	Fiberweb P.L.C.	72,111	59,857
	Greggs P.L.C.	371,068	2,539,650
	McBride P.L.C.	776,269	1,503,540
	Northern Foods P.L.C.	1,842,840	1,193,814
*	Premier Foods P.L.C.	5,707,129	1,628,122
	PZ Cussons P.L.C.	1,298,024	6,610,062
	R.E.A. Holdings P.L.C.	49,233	367,072
	Robert Wiseman Dairies P.L.C.	221,312	1,639,758
#	Tate & Lyle P.L.C.	788,124	5,265,806
	Thorntons P.L.C.	313,060	373,217
*	Uniq P.L.C.	416,368	75,232
45

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Staples — (Continued)
	Young & Co.’s Brewery P.L.C.	40,000	$246,526
	Young & Co.’s Brewery P.L.C. Series A	20,936	162,056
Total Consumer Staples			35,917,506

Energy — (4.4%)
*	Afren P.L.C.	1,240,552	1,566,606
	Anglo Pacific Group P.L.C.	426,647	1,684,430
*	Dana Petroleum P.L.C.	333,328	5,611,285
*	EnQuest P.L.C.	82,133	121,978
*	Fortune Oil P.L.C.	5,889,851	572,635
*	Hardy Oil & Gas P.L.C.	49,802	129,864
#*	Heritage Oil P.L.C.	378,987	2,219,556
	Hunting P.L.C.	439,386	2,919,428
#	James Fisher & Sons P.L.C.	170,822	1,076,712
	JKX Oil & Gas P.L.C.	431,945	1,564,365
	John Wood Group P.L.C.	901,728	4,187,873
	Lamprell P.L.C.	100,437	319,703
	Melrose Resources P.L.C.	336,039	1,404,887
*	Premier Oil P.L.C.	335,099	6,186,887
*	Salamander Energy P.L.C.	287,546	999,239
*	Soco International P.L.C.	892,380	5,285,370
*	UK Coal P.L.C.	889,073	535,727
	Wellstream Holdings P.L.C.	131,863	984,376
Total Energy			37,370,921

Financials — (12.2%)
	Aberdeen Asset Management P.L.C.	2,558,118	4,897,414
	Amlin P.L.C.	1,384,253	7,966,999
	Arbuthnot Banking Group P.L.C.	67,329	402,565
	Ashmore Group P.L.C.	478,228	1,725,543
*	BCB Holdings, Ltd.	5,979	8,263
	Beazley P.L.C.	1,132,488	1,905,806
	BlueBay Asset Management P.L.C.	154,645	662,222
	Brewin Dolphin Holdings P.L.C.	870,024	1,672,570
	Brit Insurance Holdings NV	322,309	4,341,835
*	Capital & Regional P.L.C.	814,788	357,159
	Catlin Group, Ltd. P.L.C.	1,006,490	5,268,776
	Charles Stanley Group P.L.C.	123,753	386,175
	Charles Taylor Consulting P.L.C.	139,215	452,643
	Chaucer Holdings P.L.C.	324,506	200,885
	Chesnara P.L.C.	200,658	689,229
	Close Brothers Group P.L.C.	481,680	4,958,552
	Collins Stewart P.L.C.	147,886	166,903
	Daejan Holdings P.L.C.	35,832	1,252,516
	Development Securities P.L.C.	322,788	1,206,512
*	DTZ Holdings P.L.C.	224,770	217,254
	Evolution Group P.L.C.	1,028,900	1,341,271
	F&C Asset Management P.L.C.	600,603	464,880
*	Full Circle Future, Ltd.	135,600	—
	Hansard Global P.L.C.	4,765	12,323
	Hardy Underwriting Group P.L.C.	153,854	553,420
	Hargreaves Lansdown P.L.C.	460,437	2,319,435
	Helical Bar P.L.C.	373,868	1,535,167
#	Henderson Group P.L.C.	2,936,019	5,339,101
	Hiscox, Ltd. P.L.C.	1,517,006	7,732,405
	IG Group Holdings P.L.C.	1,241,907	7,758,937
*	Industrial & Commercial Holdings P.L.C.	5,000	112
	Intermediate Capital Group P.L.C.	756,460	2,805,715
	International Personal Finance P.L.C.	930,623	2,632,288
	Investec P.L.C.	274,570	1,847,594
*	IP Group P.L.C.	250,011	129,689

46

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Financials — (Continued)
	Jardine Lloyd Thompson Group P.L.C.	603,449	$4,718,130
	Lancashire Holdings, Ltd. P.L.C.	250,488	1,856,861
	Liontrust Asset Management P.L.C.	129,935	142,084
*	London Stock Exchange Group P.L.C.	143,370	1,196,993
	LSL Property Services P.L.C.	134,125	487,832
*	MWB Group Holdings P.L.C.	379,622	225,420
	Novae Group P.L.C.	234,907	1,084,938
	Park Group P.L.C.	166,600	49,675
	Provident Financial P.L.C.	461,410	5,756,830
*	Puma Brandenburg, Ltd. (B61F3J5)	1,193,004	24,363
*	Puma Brandenburg, Ltd. (B62NCQ8)	1,193,004	24,363
*	Quintain Estates & Development P.L.C.	318,342	202,428
	Rathbone Brothers P.L.C.	159,131	1,894,701
	Resolution, Ltd. P.L.C.	1,789,293	1,612,048
*	Rutland Trust P.L.C.	85,288	—
	S&U P.L.C.	21,140	156,416
	Savills P.L.C.	501,321	2,056,647
*	Shellproof, Ltd.	1,156	691
*	Shore Capital Group, Ltd. P.L.C.	1,193,004	478,034
	St. James’s Place P.L.C.	718,698	2,266,115
*	St. Modwen Properties P.L.C.	591,267	1,625,827
	Tullett Prebon P.L.C.	757,461	3,543,989
*	Unite Group P.L.C.	192,038	495,975
Total Financials			103,112,518

Health Care — (2.8%)
#*	Alizyme P.L.C.	660,805	39,492
*	Antisoma P.L.C.	2,024,536	175,008
*	Ark Therapeutics Group P.L.C.	638,344	46,367
*	Assura Group, Ltd. P.L.C.	55,610	36,342
*	Axis-Shield P.L.C.	223,338	820,225
#	Biocompatibles International P.L.C.	147,081	560,891
	Bioquell P.L.C.	90,893	159,354
*	BTG P.L.C.	730,460	2,162,600
	Consort Medical P.L.C.	116,271	659,763
	Corin Group P.L.C.	126,637	103,296
	Dechra Pharmaceuticals P.L.C.	201,204	1,152,279
	Genus P.L.C.	157,057	1,732,490
	Hikma Pharmaceuticals P.L.C.	430,418	4,570,170
	Nestor Healthcare Group P.L.C.	443,850	390,599
*	Oxford Biomedica P.L.C.	2,123,042	360,315
*	Prostrakan Group P.L.C.	38,359	38,441
*	Renovo Group P.L.C.	95,255	39,696
*	SkyePharma P.L.C.	55,765	22,102
*	Southern Cross Healthcare, Ltd. P.L.C.	195,059	100,666
	SSL International P.L.C.	753,239	9,070,958
	Synergy Health P.L.C.	31,677	307,671
*	Vectura Group P.L.C.	1,085,207	729,844
*	William Ransom & Son P.L.C.	30,000	2,310
Total Health Care			23,280,879

Industrials — (32.3%)
*	AEA Technology P.L.C.	539,970	129,702
	Aggreko P.L.C.	461,100	9,679,769
	Air Partner P.L.C.	37,086	161,005
	Alumasc Group P.L.C.	124,366	191,514
	Arriva P.L.C.	655,941	7,481,621
	Ashtead Group P.L.C.	1,976,882	2,636,951
	Atkins WS P.L.C.	425,663	4,310,802
*	Autologic Holdings P.L.C.	96,590	36,079
*	Avis Europe P.L.C.	197,823	87,299

47

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
#	Babcock International Group P.L.C.	811,461	$7,208,999
	Balfour Beatty P.L.C.	1,858,647	6,610,596
	BBA Aviation P.L.C.	1,221,985	3,326,349
	Bodycote P.L.C.	722,295	2,129,783
	Braemar Shipping Services P.L.C.	81,108	578,550
#	Brammer P.L.C.	185,266	379,005
#*	British Airways P.L.C.	92,560	268,912
	BSS Group P.L.C.	489,152	3,048,526
	Camellia P.L.C.	2,437	284,998
	Carillion P.L.C.	1,523,518	6,996,459
	Carr’s Milling Industries P.L.C.	35,330	250,440
	Castings P.L.C.	162,757	444,150
	Charter International P.L.C.	614,873	5,751,996
	Chemring Group P.L.C.	128,869	5,698,659
	Chloride Group P.L.C.	1,025,093	5,919,155
	Clarkson P.L.C.	64,187	853,060
	Communisis P.L.C.	561,133	196,190
#	Connaught P.L.C.	319,006	546,705
*	Cookson Group P.L.C.	758,422	4,359,578
	Costain Group P.L.C.	126,958	379,649
*	Danka Business Systems P.L.C.	1,029,605	31,228
	Davis Service Group P.L.C.	670,430	3,652,924
#	De la Rue P.L.C.	387,017	5,463,976
*	easyJet P.L.C.	548,462	3,237,347
	Eleco P.L.C.	80,000	24,128
	Fenner P.L.C.	671,987	1,984,793
	Firstgroup P.L.C.	1,080,257	5,863,814
	Forth Ports P.L.C.	175,092	3,070,090
	Galliford Try P.L.C.	143,429	667,834
	Go-Ahead Group P.L.C.	164,629	2,626,959
#	Hampson Industries P.L.C.	591,932	461,804
	Hays P.L.C.	4,680,905	6,386,123
#*	Helphire P.L.C.	1,050,597	650,186
	Hogg Robinson Group P.L.C.	103,893	44,763
	Homeserve P.L.C.	220,105	6,557,457
	Hyder Consulting P.L.C.	168,297	750,162
	IMI P.L.C.	1,191,221	12,137,055
*	Impellam Group P.L.C.	35,258	44,504
	Interserve P.L.C.	498,625	1,475,272
	Intertek Group P.L.C.	539,854	11,573,064
	Invensys P.L.C.	472,034	1,689,860
	ITE Group P.L.C.	1,009,264	2,165,102
	J. Smart & Co. (Contractors) P.L.C.	22,500	150,570
	Keller Group P.L.C.	262,639	2,058,591
	Kier Group P.L.C.	137,718	1,982,222
	Latchways P.L.C.	41,288	403,647
	Lavendon Group P.L.C.	460,763	397,401
	Lincat Group P.L.C.	14,452	113,362
	Low & Bonar P.L.C.	763,541	422,098
	Management Consulting Group P.L.C.	1,139,133	411,954
*	Mears Group P.L.C.	46,585	169,184
	Meggitt P.L.C.	1,688,203	7,769,239
	Melrose P.L.C.	1,313,553	4,096,142
	Michael Page International P.L.C.	1,235,568	6,840,264
	Mitie Group P.L.C.	1,208,230	3,823,469
	MJ Gleeson Group P.L.C.	195,875	329,446
	Morgan Crucible Co. P.L.C.	1,174,108	3,216,717
	Morgan Sindall P.L.C.	161,485	1,231,597
	Mouchel Group P.L.C.	469,006	949,912
	MS International P.L.C.	50,000	155,854
	National Express Group P.L.C.	1,086,495	3,545,005

48

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
*	Northgate P.L.C.	313,859	$773,089
	PayPoint P.L.C.	87,805	347,811
	PV Crystalox Solar P.L.C.	597,857	476,295
	Qinetiq P.L.C.	2,172,472	3,792,428
	Regus P.L.C.	3,178,152	3,301,740
*	Rentokil Initial P.L.C.	3,109,263	4,982,841
	Ricardo P.L.C.	217,815	888,310
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	387,999	1,096,604
	ROK P.L.C.	723,316	321,446
	RPS Group P.L.C.	788,615	2,194,751
	Scott Wilson Group P.L.C.	83,704	332,925
	Senior P.L.C.	1,671,692	3,065,359
	Severfield-Rowen P.L.C.	351,952	1,108,210
	Shanks Group P.L.C.	1,642,693	2,438,985
*	SIG P.L.C.	1,366,866	2,060,373
	Speedy Hire P.L.C.	178,122	64,010
	Spice P.L.C.	4,494	3,608
	Spirax-Sarco Engineering P.L.C.	301,608	6,144,971
	Stagecoach Group P.L.C.	1,464,137	3,862,268
	Sthree P.L.C.	299,337	1,123,873
#	T Clarke P.L.C.	148,717	285,686
	Tarsus Group P.L.C.	212,372	380,274
	Tomkins P.L.C.	3,282,427	11,024,612
*	Travis Perkins P.L.C.	520,455	5,661,579
	Tribal Group P.L.C.	132,810	114,218
*	Trifast P.L.C.	359,985	162,526
	UK Mail Group P.L.C.	198,089	994,373
	Ultra Electronics Holdings P.L.C.	267,145	6,101,722
	Umeco P.L.C.	196,406	1,178,484
#*	Volex Group P.L.C.	229,354	564,651
	Vp P.L.C.	167,463	453,145
#	VT Group P.L.C.	677,021	7,788,726
	Weir Group P.L.C. (The)	483,663	7,430,369
	Wincanton P.L.C.	479,763	1,699,764
	WSP Group P.L.C.	262,651	1,328,460
	XP Power, Ltd. P.L.C.	73,546	623,767
Total Industrials			272,743,873

Information Technology — (12.8%)
	Acal P.L.C.	104,729	239,032
	Alphameric P.L.C.	127,141	46,390
#*	Alterian P.L.C.	179,139	414,595
	Anite P.L.C.	1,166,924	614,302
	ARM Holdings P.L.C.	3,495,830	14,468,821
	Aveva Group P.L.C.	274,171	4,601,214
	Computacenter P.L.C.	423,790	1,790,217
*	CSR P.L.C.	380,954	2,132,568
	Dialight P.L.C.	111,362	497,507
	Dimension Data Holdings P.L.C.	5,151,402	7,226,250
	Diploma P.L.C.	455,202	1,543,715
	Domino Printing Sciences P.L.C.	455,803	3,097,949
*	E2V Technologies P.L.C.	247,588	184,816
	Electrocomponents P.L.C.	1,576,293	5,075,845
	Fidessa Group P.L.C.	129,875	2,570,043
*	Gresham Computing P.L.C.	194,631	43,842
	Halma P.L.C.	1,461,044	5,951,417
*	Imagination Technologies Group P.L.C.	882,944	3,669,629
*	Innovation Group P.L.C.	2,836,273	495,536
	Intec Telecom Systems P.L.C.	1,128,823	884,342
	Kewill P.L.C.	368,863	656,962

49

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Information Technology — (Continued)
*	Kofax P.L.C.	317,667	$1,124,407
	Laird P.L.C.	719,642	1,123,526
	Logica P.L.C.	4,700,401	7,623,783
	Micro Focus International P.L.C.	452,097	2,838,270
*	Misys P.L.C.	1,833,430	6,442,828
	Oxford Instruments P.L.C.	193,856	807,202
	Phoenix IT Group, Ltd. P.L.C.	197,369	728,010
	Premier Farnell P.L.C.	1,379,926	4,506,702
	Psion P.L.C.	499,513	557,506
#*	Raymarine P.L.C.	249,080	66,987
	Renishaw P.L.C.	180,171	1,946,535
	RM P.L.C.	363,499	1,058,263
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	348,025	6,650,359
*	SDL P.L.C.	316,996	2,199,023
	Spectris P.L.C.	490,382	5,646,959
	Spirent Communications P.L.C.	2,461,978	4,011,151
*	Telecity Group P.L.C.	25,779	153,587
*	TT electronics P.L.C.	595,193	851,418
	Vislink P.L.C.	588,460	193,892
*	Wolfson Microelectronics P.L.C.	481,057	1,258,581
	Xaar P.L.C.	220,887	369,201
	Xchanging P.L.C.	541,322	1,581,129
Total Information Technology			107,944,311

Materials — (4.6%)
	British Polythene Industries P.L.C.	102,332	306,698
	Carclo P.L.C.	214,230	501,802
	Croda International P.L.C.	484,717	7,263,939
	DS Smith P.L.C.	1,591,931	2,863,919
	Elementis P.L.C.	1,858,096	1,727,950
	Ferrexpo PLC.	322,451	1,184,780
	Filtrona P.L.C.	704,266	2,266,573
*	Gem Diamonds, Ltd. P.L.C.	353,895	1,102,283
	Hill & Smith Holdings P.L.C.	275,101	1,220,402
	Hochschild Mining P.L.C.	252,442	1,152,178
*	Inveresk P.L.C.	125,000	3,082
	Marshalls P.L.C.	658,597	791,119
	Mondi P.L.C.	1,046,807	5,957,184
	Petropavlovsk P.L.C.	232,446	4,101,357
	Porvair P.L.C.	146,460	137,157
	RPC Group P.L.C.	383,195	1,464,544
	Victrex P.L.C.	321,880	5,236,142
*	Yule Catto & Co P.L.C.	505,169	1,346,723
	Zotefoams P.L.C.	96,852	134,221
Total Materials			38,762,053

Telecommunication Services — (1.5%)
*	Cable & Wireless Communications P.L.C.	6,239,948	5,384,087
*	Colt Group SA	1,213,428	2,367,918
	Kcom Group P.L.C.	2,504,455	1,705,296
*	TalkTalk Telecom Group P.L.C.	1,049,786	1,960,604
	Telecom Plus P.L.C.	254,695	1,277,776
Total Telecommunication Services			12,695,681

Utilities — (1.9%)
	Dee Valley Group P.L.C.	12,109	183,429
	Drax Group P.L.C.	505,050	2,826,267
	Northumbrian Water Group P.L.C.	1,180,020	5,367,081

50

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Utilities — (Continued)
Pennon Group P.L.C.	924,778	$7,616,167
Total Utilities		15,992,944

TOTAL COMMON STOCKS		811,493,440

RIGHTS/WARRANTS — (0.0%)
* Management Consulting Group P.L.C. Warrants 12/31/11	479,256	17,901
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
* Ultraframe Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS		17,901

	Face
	Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
, PNC Capital Markets, Inc. 0.19%, 07/01/10 (Collateralized by $395,000 FHLMC 4.00%,
12/15/38, valued at $405,410) to be repurchased at $403,002	403	403,000

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (3.8%)
§@ DFA Short Term Investment Fund	31,717,501	31,717,501
@ Repurchase Agreement, Deutsche Bank Securities 0.04%, 07/01/10 (Collateralized by
FHLMC, rates ranging from 4.650%(r) to 6.144%(r), maturities ranging from 07/01/36 to 03/01/38 & FNMA, rates ranging from 5.047%(r) to 5.962%(r), maturities ranging
from 01/01/37 to 01/01/48, valued at $615,120) to be repurchasd at $603,060	$603	603,059

TOTAL SECURITIES LENDING COLLATERAL		32,320,560

TOTAL INVESTMENTS — (100.0%)
(Cost $923,869,492)^		$844,234,901
____________________

^ The cost for federal income tax purposes is $928,507,421.

See accompanying Notes to Financial Statements.
51

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2010
(Unaudited)

		Shares	Value††
COMMON STOCKS — (85.3%)
AUSTRIA — (2.5%)
	Agrana Beteiligungs AG	16,245	$1,320,997
	Andritz AG	116,739	6,511,772
#*	A-TEC Industries AG	21,828	223,904
	Austria Email AG	715	5,660
*	Austriamicrosystems AG	16,376	564,005
	BKS Bank AG	3,120	64,860
#	BWIN Interactive Entertainment AG	82,345	3,638,104
	BWT AG	27,601	621,858
#*	CA Immobilien Anlagen AG	130,641	1,360,087
*	CAT Oil AG	19,167	161,628
*	Constantia Packaging AG	18,095	960,067
	Conwert Immobilien Invest AG	30,117	314,663
*	EAG-Beteiligungs AG	1,650	7,498
#	EVN AG	40,914	610,791
	Flughafen Wien AG	39,948	2,096,313
*	Frauenthal Holding AG	12,084	108,285
*	Intercell AG	104,732	1,949,159
	Josef Manner & Co. AG	870	45,853
*	Kapsch TrafficCom AG	3,917	140,051
	Lenzing AG	4,701	1,798,037
#	Mayr-Melnhof Karton AG	31,265	2,780,869
	Oberbank AG	37,973	2,006,957
#	Oesterreichischen Post AG	98,332	2,412,562
#*	Palfinger AG	45,976	1,007,002
*	RHI AG	93,231	2,190,212
#	Rosenbauer International AG	11,816	423,423
*	S&T System Integration & Technology Distribution AG	6,404	78,285
	Schoeller-Bleckmann Oilfield Equipment AG	32,197	1,459,826
	Semperit AG Holding	13,154	449,623
*	Sparkassen Immobilien AG	58,185	343,819
#	Strabag SE	95,319	2,051,852
	UBM Realitaetenentwicklung AG	1,440	49,305
#	Uniqa Versicherungen AG	183,096	3,158,668
	Voestalpine AG	47,291	1,287,961
#*	Warimpex Finanz und Beteiligungs AG	7,566	16,879
*	Wienerberger AG	156,412	1,901,142
*	Wolford AG	11,165	205,116
*	Zumtobel AG	78,928	1,328,525
TOTAL AUSTRIA			45,655,618

BELGIUM — (3.6%)
*	Ablynx NV	8,768	79,595
	Ackermans & van Haaren NV	81,854	5,057,643
#*	Agfa-Gevaert NV	368,855	2,110,606
*	Banque Nationale de Belgique SA	952	4,332,307
*	Barco NV	53,143	2,375,936
	Bekaert SA	56,385	9,400,298
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	212,630
	Compagnie d’Entreprises CFE	40,394	1,785,063
*	Compagnie du Bois Sauvage SA	87	9
#	Compagnie Immobiliere de Belgique SA	10,535	382,784
#	Compagnie Maritime Belge SA	61,365	1,623,320
*	Deceuninck NV	247,412	512,306
*	Devgen NV	10,607	109,283
	D’Ieteren SA	12,852	5,451,113
#	Duvel Moorgat SA	8,799	642,489
	Econocom Group SA	65,485	885,234
#	Elia System Operator SA NV	112,383	3,515,031

52

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
BELGIUM — (Continued)
#	Euronav SA	86,554	$1,561,272
	EVS Broadcast Equipment SA	13,059	525,366
	Exmar NV	127,551	814,384
	Floridienne SA	2,033	273,738
*	Galapagos NV	18,195	227,856
#*	Gimv NV	10,509	474,856
	Hamon & Compagnie International SA	3,754	131,265
	Henex SA	7,487	380,295
	Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	262,727
*	Ion Beam Applications SA	67,020	553,408
	Jensen-Group NV	12,030	107,355
	Kinepolis Group NV	5,432	285,772
#	Lotus Bakeries NV	1,361	568,313
*	Melexis NV	88,696	901,544
#	Nyrstar NV	140,979	1,446,043
	Omega Pharma SA	82,044	3,585,368
*	Option NV	38,430	28,525
*	Picanol NV	16,620	144,155
*	RealDolmen NV	6,066	111,541
	Recticel SA	52,387	483,696
	Resilux NV	4,095	241,108
#	Rosier SA	655	199,917
*	Roularta Media Group NV	4,696	96,684
	SAPEC SA (4775951)	3,531	262,632
*	SAPEC SA (5389544)	75	211
#	Sioen Industries NV	52,140	255,234
	Sipef NV	24,100	1,386,412
*	Spector Photo Group SA	11,235	8,865
#*	Systemat-Datarelay SA	26,232	171,590
#*	Telenet Group Holding NV	148,890	3,906,275
	Ter Beke NV	2,281	155,647
	Tessenderlo Chemie NV	90,268	2,301,373
#*	ThromboGenics NV	25,665	482,020
*	TiGenix NV	22,164	47,200
	Umicore SA	123,256	3,556,093
	Van De Velde NV	27,539	1,076,322
	VPK Packaging Group SA	12,084	399,637
TOTAL BELGIUM			65,890,346

DENMARK — (2.4%)
*	Aarhus Lokalbank A.S.	8,030	68,469
*	Aktieselskabet Roskilde Bank A.S.	32,685	—
*	Aktieselskabet Skjern Bank A.S.	3,276	72,367
#	Alk-Abello A.S.	17,279	958,478
*	Alm. Brand A.S.	27,560	283,868
*	Amagerbanken A.S.	64,790	202,013
	Ambu A.S.	22,100	533,117
	Arkil Holdings A.S. Series B	780	86,482
#	Auriga Industries A.S. Series B	46,057	629,378
#*	Bang & Olufsen Holdings A.S.	91,461	804,168
#*	Bavarian Nordic A.S.	25,764	929,787
#*	BoConcept Holding A.S.	5,650	180,540
	Brodrene Hartmann A.S. Series B	11,730	165,292
#*	Brondbyernes IF Fodbold A.S. Series B	15,450	63,306
	D/S Norden A.S.	64,568	2,225,557
*	Dalhoff, Larson & Horneman A.S. Series B	32,000	112,501
*	Dantherm Holding A.S.	13,100	38,770
#*	DFDS A.S.	11,236	699,136
*	DiBa Bank A.S.	2,300	23,467
*	Djursland Bank A.S.	8,970	203,209
	East Asiatic Co., Ltd. A.S.	52,687	1,127,854

53

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
DENMARK — (Continued)
	F.E. Bording A.S.	600	$53,188
*	Fionia Holding A.S.	17,880	—
	Fluegger A.S. Series B	4,198	288,069
#*	Genmab A.S.	85,460	606,316
*	GN Store Nord A.S.	548,993	3,816,712
*	GPV Industi A.S.	2,200	10,835
#*	Greentech Energy Systems A.S.	73,819	151,616
*	Gronlandsbanken A.S.	768	53,517
#*	H&H International A.S. Series B	17,280	135,777
	Harboes Bryggeri A.S.	10,505	197,984
	Hojgaard Holding A.S. Series B	2,750	97,591
#*	IC Companys A.S.	33,305	958,012
*	Incentive A.S.	3,575	10,857
#	Jeudan A.S.	4,620	323,897
*	Jyske Bank A.S.	86,253	2,507,813
*	Lan & Spar Bank A.S.	5,150	227,541
*	Lastas A.S. Series B	11,200	69,632
*	Lollands Bank A.S.	750	23,312
*	Maconomy Corp. A.S.	7,833	26,141
#*	Mols-Linien A.S.	27,490	198,049
#*	NeuroSearch A.S.	60,077	882,357
	NKT Holding A.S.	65,726	2,932,160
*	Nordjyske Bank A.S.	17,600	294,018
*	Norresundby Bank A.S.	7,350	206,346
	North Media A.S.	36,665	249,504
*	Ostjydsk Bank A.S.	2,554	160,357
#*	Parken Sport & Entertainment A.S.	32,936	431,145
	Per Aarsleff A.S. Series B	5,975	442,263
*	Ringkjoebing Landbobank A.S.	14,890	1,403,990
	Roblon A.S. Series B	540	53,502
	Rockwool International A.S.	7,738	611,941
#*	Royal Unibrew A.S.	24,930	796,364
*	Salling Bank A.S.	910	48,597
*	Sanistal A.S. Series B	4,051	39,686
	Satair A.S.	8,525	315,647
	Schouw & Co. A.S.	70,768	1,434,876
	SimCorp A.S.	16,263	2,590,186
*	Sjaelso Gruppen A.S.	29,228	38,032
*	SKAKO A.S.	5,130	27,752
	Solar Holdings A.S. Series B	8,281	509,900
*	Spar Nord Bank A.S.	115,762	1,106,592
*	Sparbank A.S.	10,930	171,783
*	Sparekassen Faaborg A.S.	1,972	273,956
*	Sydbank A.S.	183,432	3,739,053
#	Thrane & Thrane A.S.	10,126	286,279
	Tivoli A.S.	969	546,857
*	TK Development A.S.	91,681	322,307
#*	Topdanmark A.S.	35,324	3,867,864
*	TopoTarget A.S.	300,362	169,671
#*	Torm A.S.	75,848	567,304
*	Vestfyns Bank A.S.	680	61,915
*	Vestjysk Bank A.S.	24,162	313,644
TOTAL DENMARK			44,060,466

FINLAND — (6.8%)
	Ahlstrom Oyj	4,420	60,254
#*	Aldata Solutions Oyj	194,535	129,732
	Alma Media Oyj	277,852	2,172,373
*	Amanda Capital Oyj	67,120	118,506
#	Amer Sports Oyj Series A	307,264	2,901,316
	Aspo Oyj	68,141	564,235

54

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
FINLAND — (Continued)
	Atria P.L.C.	5,611	$74,562
	Bank of Aland P.L.C.	17,663	450,437
	BasWare Oyj	34,550	738,007
#*	Biotie Therapies Corp. Oyj	265,590	152,301
#	Cargotec Oyj Series B	109,737	2,863,072
*	Componenta Oyj	34,400	200,259
#	Comptel P.L.C.	324,863	293,771
*	Cramo Oyj	104,189	1,538,090
	Digia P.L.C.	55,020	344,285
*	Efore Oyj	114,965	100,683
*	Elcoteq SE	3,041	6,059
*	Elektrobit Corp. Oyj	2,476	2,901
	Elisa Oyj	276,614	4,784,364
	Etteplan Oyj	62,600	225,969
#*	Finnair Oyj	186,376	908,563
*	Finnlines Oyj	124,906	1,237,096
	Fiskars Oyj Abp Series A	181,663	2,600,107
#	F-Secure Oyj	444,369	1,126,548
*	GeoSentric Oyj	244,900	9,065
#*	Glaston Oyj Abp	131,940	210,703
	HKScan Oyj	72,398	666,859
	Huhtamaki Oyj	338,637	3,130,025
	Ilkka-Yhtyma Oyj	60,256	470,275
	KCI Konecranes Oyj	232,703	6,068,530
	Kemira Oyj	248,868	2,663,281
	Kesko Oyj	138,078	4,466,321
	Laennen Tehtaat Oyj	18,920	383,168
	Lassila & Tikanoja Oyj	117,954	1,895,677
*	Lemminkainen Oyj	13,072	378,600
	Metso Corp. Oyj	200,341	6,420,249
*	M-Real Oyj Series B	3,525,955	12,357,880
	Neomarkka Oyj	16,652	130,458
#	Nokian Renkaat Oyj	325,926	7,976,478
	Nordic Aluminium Oyj	10,440	239,286
	Okmetic Oyj	54,904	242,077
	Olvi Oyj Series A	31,354	1,048,346
#	Oriola-KD Oyj Series A	26,000	125,306
	Oriola-KD Oyj Series B	148,242	689,996
	Orion Oyj Series A	96,540	1,794,486
	Orion Oyj Series B	253,721	4,745,285
#	Outokumpu Oyj	188,979	2,839,524
#	Outotec Oyj	36,018	1,120,206
	PKC Group Oyj	48,390	639,570
	Pohjola Bank P.L.C.	372,375	3,781,173
#	Ponsse Oyj	22,814	227,757
#	Poyry Oyj	179,728	2,212,066
	Raisio P.L.C.	462,617	1,530,513
#	Ramirent Oyj	299,709	2,516,154
	Rapala VMC Oyj	113,258	777,567
#	Rautaruukki Oyj Series K	139,130	2,027,799
*	Raute Oyj Series A	10,390	93,277
#	Ruukki Group Oyj	303,857	575,380
	Sanoma Oyj	162,312	2,802,448
	Scanfil Oyj	123,479	417,508
	Sponda Oyj	131,775	395,993
	Stockmann Oyj Abp Series A	43,914	1,445,542
#	Stockmann Oyj Abp Series B	99,920	3,074,762
*	Tecnomen Lifetree Oyj	2,061	2,057
	Teleste Oyj	53,559	291,396
	Tieto Oyj	277,638	4,576,868
*	Tikkurila Oyj	62,217	1,171,666

55

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
FINLAND — (Continued)
*	Trainers’ House P.L.C.	107,200	$46,701
	Tulikivi Oyj	79,440	130,543
	Turkistuottajat Oyj	8,490	97,387
#	Uponor Oyj Series A	206,241	2,914,283
	Vacon Oyj	42,777	1,785,435
	Vaisala Oyj Series A	39,132	888,790
	Viking Line Abp	10,400	394,266
	Wartsila Corp. Oyj Series B	18,104	823,223
	Yit Oyj	206,080	3,690,088
TOTAL FINLAND			122,995,783

FRANCE — (10.8%)
	Akka Technologies SA	6,655	102,722
	Ales Groupe SA	32,239	412,057
*	ALTEN SA	60,626	1,472,453
#*	Altran Technologies SA	343,804	1,277,091
	April Group SA	70,725	1,722,562
#	Arkema SA	199,362	6,938,585
#*	Assystem SA	52,519	835,226
#*	Atari SA	8,567	39,763
#*	Atos Origin SA	143,571	5,764,808
	Aubay SA	10,285	65,400
#	Audika SA	21,251	640,481
*	Baccarat SA	1,090	221,263
	Banque Tarneaud SA	1,430	208,596
*	Beneteau SA	172,729	2,238,340
#	Bigben Interactive	8,718	90,540
	bioMerieux SA	2,172	222,997
	Boiron SA	27,525	974,463
	Boizel Chanoine Champagne SA	6,006	386,606
#	Bonduelle SA	12,784	1,157,010
	Bongrain SA	14,661	1,021,752
#	Bourbon SA	155,755	6,261,854
*	Boursorama SA	5,476	54,431
*	Bull SA	289,386	951,235
	Burelle SA	3,894	570,788
*	Cafom SA	5,092	77,568
	Canal Plus SA	258,807	1,612,078
	Carbone Lorraine SA	57,597	1,974,878
#	CBo Territoria	28,320	136,486
#*	Cegedim SA	16,591	1,130,047
	CEGID Group SA	663	16,480
*	Club Mediterranee SA	60,303	894,494
*	Compagnie Generale de Geophysique-Veritas SA	219,970	3,913,250
	Compagnie Industrielle et Financiere D’Entreprises SA	1,200	87,801
*	CS Communication & Systemes SA	7,938	64,283
	Damartex SA	21,101	472,783
#	Delachaux SA	26,973	1,542,315
#*	Derichebourg SA	509,863	1,801,177
*	Devoteam SA	324	6,533
*	Dynaction SA	14,655	148,712
	EDF Energies Nouvelles SA	14,082	476,390
	Electricite de Strasbourg SA	22,427	3,099,324
	Entrepose Contracting SA	117	10,396
	Esso S.A.F.	8,945	1,111,641
	Establissements Maurel et Prom SA	305,061	3,395,474
*	Euler Hermes SA	36,906	2,331,780
#*	Euro Disney SCA	48,370	223,436
#	Exel Industries SA	10,525	341,294
*	Faiveley Transport SA	2,003	132,244
#*	Faurecia SA	76,758	1,216,077

56

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
FRANCE — (Continued)
	Fimalac SA	29,963	$1,147,652
	Fleury Michon SA	4,694	203,341
#*	Flo Groupe SA	29,358	166,676
#*	Gascogne SA	6,907	307,458
	Gaumont SA	14,184	825,850
*	GECI International SA	59,392	162,606
	Gemalto NV	149,247	5,616,744
	Gevelot SA	3,584	135,318
	GFI Informatique SA	122,870	405,785
#	GIFI SA	7,360	478,189
	Ginger Groupe Ingenierie Europe SA	10,523	216,827
#	GL Events SA	7,882	191,330
#	GPE Groupe Pizzorno SA	5,200	117,478
	Groupe Crit SA	24,255	590,692
	Groupe Eurotunnel SA	171,114	1,156,433
*	Groupe Go Sport SA	2,740	50,253
#*	Groupe Gorge SA	18,510	143,925
	Groupe Guillin SA	1,200	100,766
#	Groupe Open SA	27,590	203,291
	Groupe Steria SCA	66,505	1,627,202
	Guerbet SA	5,824	602,418
	Guyenne et Gascogne SA	25,024	2,356,653
	Haulotte Group SA	55,825	528,637
	Havas SA	1,165,955	5,129,176
#*	Hi-Media SA	3,945	20,861
	Idsud SA	2,227	58,348
	Imerys SA	37,626	1,914,598
	Ingenico SA	103,297	2,210,606
	Ipsen SA	5,349	162,855
#	Ipsos SA	83,610	2,809,336
*	JC Decaux SA	41,556	968,240
*	Kaufman & Broad SA	2,387	47,451
	Korian SA	5,455	115,475
	Laurent-Perrier SA	11,820	986,455
#*	Lectra SA	83,499	246,658
	Lisi SA	16,055	830,812
#	LVL Medical Groupe SA	24,346	464,314
	M6 Metropole Television SA	148,116	2,995,060
#	Maisons France Confort SA	1,726	61,233
#*	Manitou BF SA	46,187	686,638
	Manutan International SA	13,379	680,089
*	MGI Coutier SA	2,753	77,941
#	Mr. Bricolage SA	23,846	394,127
#	Naturex SA	8,691	317,556
#	Neopost SA	61,086	4,423,441
	Nexans SA	92,377	5,382,789
	Nexity SA	30,515	869,711
	Norbert Dentressangle SA	12,330	807,615
*	Oeneo SA	102,487	183,065
#	Orpea SA	96,748	3,650,744
*	Osiatis SA	1,400	6,899
#	PagesJaunes SA	216,500	2,231,505
	Paris Orleans et Cie SA	2,708	61,686
*	Parrot SA	657	10,465
	Pierre & Vacances SA	15,567	1,038,091
	Plastic Omnium SA	29,952	1,312,143
*	Plastivaloire SA	4,552	85,826
	PSB Industries SA	8,438	237,265
#	Rallye SA	78,804	2,387,870
*	Recylex SA	35,449	277,682
#	Remy Cointreau SA	76,509	4,070,432

57

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
FRANCE — (Continued)
*	Rexel SA	222,967	$3,111,194
	Rhodia SA	228,732	3,789,798
#	Robertet SA	3,167	386,689
*	Rougier SA	6,115	188,518
	Rubis SA	33,838	2,748,598
*	S.T. Dupont SA	39,440	10,063
	Sa des Ciments Vicat SA	158	10,613
	Sabeton SA	13,500	196,298
	Saft Groupe SA	56,668	1,718,280
	SAMSE SA	8,342	604,142
*	Sartorius Stedim Biotech SA	613	25,499
	SCOR SE	22,342	426,719
	SEB SA	87,918	5,684,757
	Sechilienne SA	56,504	1,433,076
	Securidev SA	2,500	55,825
*	SeLoger.com SA	7,108	255,430
	Signaux Girod SA	894	61,662
*	Societe Anonyme d’Explosifs et de Produits Chimiques SA	524	166,133
	Societe BIC SA	84,787	6,021,766
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	2,767,356
	Societe Pour l’Informatique Industrielle SA	40,908	228,593
	Societe Television Francaise 1 SA	171,170	2,230,165
#*	Soitec SA	107,280	942,181
#	Somfy SA	21,738	4,123,605
#*	Sopra Group SA	22,982	1,485,098
	Sperian Protection SA	18,519	2,599,638
#	Stallergenes SA	31,063	1,965,171
	Stef-TFE SA	28,838	1,409,850
	Sucriere de Pithiviers Le Vieil SA	1,745	1,429,586
	Synergie SA	32,941	767,492
#*	Technicolor SA	3,041,253	1,683,310
	Teleperformance SA	158,000	3,946,724
#	Tessi SA	5,050	331,914
#*	Theolia SA	86,282	152,516
	Tonnellerie Francois Freres SA	3,839	143,351
#	Toupargel Groupe SA	75	1,425
*	Trigano SA	1,962	37,197
*	UbiSoft Entertainment SA	196,028	1,466,930
	Union Financiere de France Banque SA	15,895	454,093
*	Valeo SA	232,962	6,335,769
	Viel et Compagnie SA	158,130	518,524
#	Vilmorin & Cie SA	18,821	1,562,896
	Virbac SA	16,251	1,727,463
	VM Materiaux SA	6,914	379,725
#	Vranken Pommery Monopole SA	12,131	444,227
	Zodiac Aerospace SA	105,911	5,128,642
	Zueblin Immobiliere France SA	1,285	5,395
TOTAL FRANCE			196,562,442

GERMANY — (12.5%)
	A.S. Creation Tapeton AG	6,853	244,814
*	AAP Implantate AG	47,250	69,601
*	Aareal Bank AG	492,663	8,227,880
*	Abwicklungsellschaft Roesch AG	7,300	241
*	Adlink Internet Media AG	69,691	265,945
*	ADVA AG Optical Networking	26,931	137,755
	Agrob Immobilien AG	5,800	66,315
#*	Air Berlin P.L.C.	55,302	223,590
#	Aixtron AG	259,027	6,123,743
*	Aligna AG	318,087	148,402
	Amadeus Fire AG	16,192	428,008

58

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
GERMANY — (Continued)
	Andreae-Noris Zahn AG	26,412	$748,134
*	Asian Bamboo AG	2,146	84,329
	Augusta Technologie AG	26,396	367,329
	Aurubis AG	144,707	6,343,979
	Axel Springer AG	1,437	151,993
#	Baader Bank AG	132,511	556,233
*	Balda AG	13,123	41,459
#	Bauer AG	9,369	319,624
#*	BayWa AG	8,799	297,959
	Bechtle AG	39,024	998,390
#	Bertrandt AG	22,607	803,593
*	Beta Systems Software AG	8,550	35,040
	Bilfinger Berger AG	162,980	9,043,963
*	Biolitec AG	26,843	114,687
	Biotest AG	20,784	885,845
*	BKN International AG	33,408	1,430
*	BMP AG	45,099	39,502
*	Borussia Dortmund GmbH & Co. KGaA	208,512	266,130
	Carl Zeiss Meditec AG	54,287	742,004
*	Centrosolar Group AG	10,451	57,166
*	Centrotec Sustainable AG	41,054	633,837
#*	Centrotherm Photovoltaics AG	5,094	171,107
*	Cewe Color Holding AG	13,917	440,345
	Comdirect Bank AG	131,903	1,217,596
	CompuGroup Medical AG	1,805	18,185
#*	Constantin Medien AG	314,299	575,942
*	CropEnergies AG	6,700	30,328
	CTS Eventim AG	50,168	2,395,689
	Curanum AG	83,165	231,151
	D. Logistics AG	113,203	169,164
	DAB Bank AG	130,043	662,264
*	Data Modul AG	11,455	140,365
*	Demag Cranes AG	14,647	446,094
*	Deutsche Beteiligungs AG	6,605	150,343
	Deutsche Euroshop AG	26,542	721,199
*	Deutsche Wohnen AG	68,918	538,292
*	Deutz AG	249,610	1,245,729
*	Dierig Holding AG	10,500	115,656
	Douglas Holding AG	100,341	4,189,672
*	Dr. Hoenle AG	14,858	124,115
	Drillisch AG	92,184	507,820
*	Duerr AG	34,299	721,740
	DVB Bank SE	173,470	5,228,896
	Eckert & Ziegler AG	3,599	102,891
	Elexis AG	32,938	418,406
*	Elmos Semiconductor AG	34,592	289,359
	ElreingKlinger AG	18,000	381,714
	Erlus AG	2,970	98,001
	Euwax AG	17,978	1,136,434
*	Evotec AG	1,165,338	2,825,494
#	Fielmann AG	56,670	4,275,909
*	Freenet AG	225,238	2,300,087
	Fuchs Petrolub AG	46,541	3,966,495
	GBW AG	28,417	529,065
	GEA Group AG	148,901	2,966,281
*	Gerresheimer AG	43,812	1,397,659
	Gerry Weber International AG	42,943	1,238,759
	Gesco AG	9,182	455,590
	GFK SE	68,806	2,382,854
#	GFT Technologies AG	66,050	244,658
#	Gildemeister AG	69,505	778,695

59

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
GERMANY — (Continued)
*	Grammer AG	7,498	$93,944
	Grenkeleasing AG	31,484	1,136,920
	Hamborner REIT AG	62,350	556,591
#	Hamburger Hafen und Logistik AG	33,553	1,073,871
*	Hansa Group AG	146,815	306,682
	Hawesko Holding AG	19,463	637,946
#*	Heidelberger Druckmaschinen AG	83,740	760,606
	Hochtief AG	23,942	1,434,122
*	Homag Group AG	4,268	61,913
*	IKB Deutsche Industriebank AG	21,843	17,309
#	Indus Holding AG	40,147	791,557
	Innovation in Traffic Systems AG	23,949	409,225
#	Interseroh SE	21,642	1,178,401
#*	Intershop Communications AG	62,598	132,504
	Isra Vision Systems AG	10,917	165,119
#*	IVG Immobilien AG	405,469	2,426,439
*	Jenoptik AG	153,250	730,926
*	Kampa AG	35,505	5,489
#	Kizoo AG	30,501	286,102
*	Kloeckner & Co. SE	140,461	2,465,301
*	Koenig & Bauer AG	1,931	32,433
#	Kontron AG	176,510	1,575,120
	Krones AG	69,323	3,465,370
	KSB AG	4,226	2,574,897
#*	Kuka AG	97,095	1,219,051
#	KWS Saat AG	17,224	2,529,077
	Lanxess AG	207,088	8,777,993
	Leifheit AG	12,500	261,259
*	Leoni AG	108,940	2,293,997
	Loewe AG	25,187	240,660
#*	LPKF Laser & Electronics AG	1,671	17,037
*	Manz Automation AG	553	30,626
*	Marbert AG	1,360	3,765
*	MasterFlex AG	7,812	34,247
*	Maxdata Computer AG	94,120	13,926
	Mediclin AG	119,554	562,249
#*	Medigene AG	87,499	287,974
	Medion AG	81,672	991,198
*	Mensch und Maschine Software AG	27,532	130,290
#	MLP AG	205,563	1,821,278
*	Mologen AG	22,062	245,600
*	Morphosys AG	57,456	1,019,559
	MTU Aero Engines Holding AG	163,223	9,090,094
	Muehlbauer Holding & Co. AG	14,905	378,449
	MVV Energie AG	114,055	4,316,642
	Nemetschek AG	23,340	645,816
*	Nexus AG	33,813	137,720
#*	Nordex SE	104,915	946,156
#	OHB Technology AG	35,659	725,760
	Oldenburgische Landesbank AG	4,234	222,003
	P&I Personal & Informatik AG	17,889	492,355
#*	Patrizia Immobilien AG	2,483	8,942
	Pfeiffer Vacuum Technology AG	30,723	2,244,125
#*	Pfleiderer AG	158,664	795,271
*	PNE Wind AG	167,451	405,578
	Praktiker Bau-und Heimwerkermaerkte Holding AG	96,496	656,568
*	Progress-Werk Oberkirch AG	6,250	224,873
#	PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	426,102
	Puma AG Rudolf Dassler Sport	1,375	371,472
*	PVA TePla AG	46,019	272,199
*	QIAGEN NV	79,497	1,536,463

60

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
GERMANY — (Continued)
*	QSC AG	287,340	$469,476
	R. Stahl AG	14,410	353,885
#	Rational AG	14,646	2,237,261
	REALTECH AG	13,541	112,362
	Renk AG	18,838	1,185,846
#*	Repower Systems AG	5,276	748,328
	Rheinmetall AG	107,359	6,141,168
	Rhoen-Klinikum AG	379,608	8,410,726
*	Roth & Rau AG	2,855	77,578
	Ruecker AG	18,949	207,093
*	S.A.G. Solarstrom AG	4,901	26,840
	Sartorius AG	30,837	749,041
*	Sektkellerei Schloss Wachenheim AG	14,520	168,522
*	SER Systems AG	9,400	186
#*	SGL Carbon SE	217,830	6,288,525
#*	Singulus Technologies AG	37,695	223,176
	Sinner AG	2,660	49,797
	Sixt AG	36,856	869,771
#*	SKW Stahl-Metallurgie Holding AG	5,729	105,055
#*	Sky Deutschland AG	388,970	633,892
*	SM Wirtschaftsberatungs AG	18,841	113,277
	Software AG	70,053	7,201,929
#*	Solar Millennium AG	34,471	741,525
#	Solarworld AG	110,335	1,231,006
#*	Solon SE	25,350	132,241
	Stada Arzneimittel AG	173,213	5,733,560
	STINAG Stuttgarter Invest AG	35,003	814,855
*	Stoehr & Co. AG	11,000	26,931
	Stratec Biomedical Systems AG	26,506	876,635
	Sued-Chemie AG	28,301	3,334,703
#	Suedzucker AG	7,437	134,684
*	Sunways AG	4,149	23,066
*	Suss Microtec AG	59,969	288,005
	Symrise AG	164,574	3,395,078
	Syzygy AG	30,656	128,647
	Takkt AG	126,507	1,293,953
	TDS Informationstechnologie AG	89,063	442,640
*	Telegate AG	20,500	177,385
	Tognum AG	122,426	2,283,382
#*	Tomorrow Focus AG	113,715	437,355
#*	TUI AG	351,889	3,099,049
*	UMS United Medical Systems International AG	22,300	205,977
	Umweltbank AG	17,805	369,185
#*	United Internet AG	167,408	1,841,681
	VBH Holding AG	9,415	48,742
*	Verbio AG	20,909	75,897
#*	Versatel AG	12,209	73,538
	Vossloh AG	35,932	2,894,123
*	VTG AG	8,359	118,415
*	Wacker Neuson SE	10,901	129,528
*	Wanderer-Werke AG	7,903	1,191
	Wincor Nixdorf AG	112,151	6,269,020
	Wirecard AG	255,878	2,176,510
	Wuerttembergische Lebensversicherung AG	27,308	708,831
	Wuerttembergische Metallwarenfabrik AG	29,451	909,543
	Zhongde Waste Technology AG	2,018	36,568
TOTAL GERMANY			227,821,307

GREECE — (2.2%)
	Aegean Airlines S.A.	5,746	16,251
*	Aegek S.A.	120,000	61,239

61

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
GREECE — (Continued)
*	Agricultural Bank of Greece S.A.	422,444	$527,288
	Alapis Holdings Industrial & Commercial S.A.	2,408,437	759,094
*	Alfa Alfa Energy S.A.	3,810	6,476
*	Altec S.A. Information & Communication Systems	80,278	10,710
	Alumil Aluminum Industry S.A.	52,886	52,587
*	Alysida S.A.	2,376	5,785
*	Anek Lines S.A.	605,331	147,727
*	Aspis Bank S.A.	228,007	96,581
*	Astir Palace Hotels S.A.	93,886	263,997
	Athens Medical Center S.A.	150,874	128,621
*	Atlantic Supermarkets S.A.	35,080	15,014
*	Attica Bank S.A.	181,970	219,306
*	Atti-Kat S.A.	56,554	13,694
	Autohellas S.A.	83,520	155,462
*	Babis Vovos International Construction S.A.	59,807	137,409
*	Balafas S.A.	15,200	3,532
*	Balkan Real Estate S.A.	41,970	25,667
*	Bank of Cyprus Public Co., Ltd. S.A.	697,539	2,793,526
	Bank of Greece S.A.	73,229	2,695,253
	Centric Multimedia S.A.	51,942	35,223
*	Daios Plastics S.A.	16,350	113,769
	Diagnostic & Therapeutic Center of Athens Hygeia S.A.	177,709	223,809
*	EFG Eurobank Ergasias S.A.	53,424	237,244
	Elastron S.A.	224,178	103,656
*	Elbisco Holding S.A.	28,098	15,805
	Elektrak S.A.	36,580	99,194
*	Elektroniki Athinon S.A.	34,490	55,444
	Ellaktor S.A.	508,053	1,700,631
*	Emporiki Bank of Greece S.A.	5,563	19,013
*	Etma Rayon S.A.	11,242	19,384
	Euro Reliance General Insurance Co. S.A.	55,110	32,317
*	Euromedica S.A.	67,698	243,280
	EYDAP Athens Water Supply & Sewage Co. S.A.	75,441	458,419
	F.G. Europe S.A.	4,536	4,561
*	Folli-Follie S.A.	23,115	491,369
*	Forthnet S.A.	226,337	184,033
	Fourlis Holdings S.A.	128,489	1,131,590
*	Frigoglass S.A.	85,507	953,099
	GEK Terna S.A.	267,249	1,267,973
*	Geniki Bank S.A.	300,115	123,330
*	Halkor S.A.	226,556	189,397
*	Hellenic Cables S.A.	65,236	82,572
	Hellenic Duty Free Shops S.A.	98,334	560,421
	Hellenic Exchanges S.A.	146,485	774,535
	Hellenic Petroleum S.A.	241,989	1,720,460
*	Hellenic Sugar Industry S.A.	78,005	67,575
*	Heracles General Cement Co. S.A.	77,436	439,173
	Iaso S.A.	206,042	533,871
	Inform P. Lykos S.A.	35,570	45,472
*	Informatics S.A.	3,778	1,432
*	Intracom Holdings S.A.	181,308	140,449
*	Intracom Technical & Steel Constructions S.A.	345,350	134,009
*	Intralot SA-Integrated Lottery Systems & Services S.A.	203,169	648,418
*	Ionian Hotel Enterprises S.A.	16,914	289,567
*	Ipirotiki Software & Publications S.A.	22,110	52,452
*	JUMBO S.A.	93,834	571,190
	Karelia Tobacco Co., Inc. S.A.	5,787	426,926
*	Kathimerini Publishing S.A.	47,170	288,449
*	Lambrakis Press S.A.	115,149	159,813
*	Lan-Net S.A.	12,688	18,619
*	Lavipharm S.A.	96,324	79,228

62

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
GREECE — (Continued)
*	Loulis Mills S.A.	41,702	$80,573
	Marfin Investment Group S.A.	1,067,693	1,307,613
*	Marfin Popular Bank Public Co., Ltd. S.A.	610,357	1,041,530
	Metka S.A.	97,586	973,172
	Michaniki S.A.	165,545	112,721
	Motor Oil (Hellas) Corinth Refineries S.A.	129,895	1,139,342
*	Mytilineos Holdings S.A.	308,027	1,439,555
*	Neorion Holdings S.A.	24,145	15,277
*	Pegasus Publishing S.A.	95,510	158,841
*	Piraeus Bank S.A.	510,830	2,156,077
	Piraeus Port Authority S.A.	17,752	318,800
*	Promota Hellas S.A.	8,860	2,492
*	Proton Bank S.A.	79,994	73,381
*	Real Estate Development & Services S.A.	94,497	100,155
	S&B Industrial Minerals S.A.	54,669	264,966
*	Sanyo Hellas S.A.	23,637	4,877
	Sarantis S.A.	74,884	398,547
*	Selected Textile S.A.	87,690	39,398
*	Sfakianakis S.A.	91,320	68,838
*	Spyroy Agricultural Products S.A.	61,348	37,553
	Teletypos S.A. Mega Channel	77,669	307,253
	Terna Energy S.A.	77,105	301,129
*	Themeliodomi S.A.	37,422	16,932
	Thessaloniki Port Authority S.A.	6,936	100,877
*	Thessaloniki Water Supply & Sewage Co S.A.	8,309	39,770
	Thrace Plastics Co. S.A.	109,280	70,613
	Titan Cement Co. S.A.	121,255	2,280,257
*	TT Hellenic Postbank S.A.	645,380	1,889,180
*	Varvaressos S.A.-European Spinning Mills	36,350	5,801
	Viohalco S.A.	406,612	1,653,749
TOTAL GREECE			39,271,659

IRELAND — (2.4%)
*	Abbey P.L.C.	84,370	452,862
*	Aer Lingus Group P.L.C.	558,838	552,478
*	Allied Irish Banks P.L.C.	1,209,414	1,276,130
*	Aminex P.L.C.	496,086	53,142
*	BlackRock International Land P.L.C.	897,420	35,254
	C&C Group P.L.C. (B010DT8)	399,607	1,578,269
	C&C Group P.L.C. (B011Y09)	449,227	1,769,302
	DCC P.L.C.	308,989	6,982,158
	Donegal Creameries P.L.C.	26,085	88,535
*	Dragon Oil P.L.C.	1,347,570	8,101,372
	FBD Holdings P.L.C.	125,728	1,029,723
	Fyffes P.L.C.	1,020,533	411,827
	Glanbia P.L.C. (0066950)	700,613	2,563,882
	Glanbia P.L.C. (4058629)	2,463	9,060
	Grafton Group P.L.C.	245,000	868,654
	Greencore Group P.L.C.	615,927	966,559
	IFG Group P.L.C.	337,495	473,775
*	Independent News & Media P.L.C. (B59HWB1)	205,552	181,337
*	Independent News & Media P.L.C. (B5TR5N4)	318,060	283,469
	Irish Continental Group P.L.C.	91,000	1,672,410
*	Irish Life & Permanent Group Holdings P.L.C.	117,549	217,267
*	Kenmare Resources P.L.C.	4,136,548	750,525
*	Kingspan Group P.L.C.	351,640	2,587,063
*	McInerney Holdings P.L.C.	697,135	52,855
	Paddy Power P.L.C.	180,573	5,606,946
*	Providence Resources P.L.C.	62,580	146,930
*	Smurfit Kappa Group P.L.C.	362,803	2,934,748
	Total Produce P.L.C.	871,395	364,237
63

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
IRELAND — (Continued)
	United Drug P.L.C.	820,214	$2,288,242
*	Waterford Wedgwood P.L.C.	7,869,750	—
TOTAL IRELAND			44,299,011

ISRAEL — (1.8%)
*	Africa-Israel Investments, Ltd.	36,416	172,978
*	AL-ROV Israel, Ltd.	7,173	164,868
*	Alvarion, Ltd.	136,414	267,723
*	AudioCodes, Ltd.	100,624	245,338
*	Biocell, Ltd.	3,183	37,479
*	BioLine RX, Ltd.	22,103	18,790
*	Blue Square-Israel, Ltd.	39,460	416,198
*	Clal Biotechnology Industries, Ltd.	14,907	74,112
	Clal Industries & Investments, Ltd.	225,322	1,462,002
*	Clal Insurance Enterprise Holdings, Ltd.	68,878	1,244,347
*	Compugen, Ltd.	19,609	64,291
	Delek Automotive Systems, Ltd.	78,547	801,876
*	Delta-Galil Industries, Ltd.	4,662	28,870
*	El Al Israel Airlines, Ltd.	50,801	11,247
*	Elbit Medical Imaging, Ltd.	50,048	725,557
*	Electra (Israel), Ltd.	4,428	407,544
*	Elron Electronic Industries, Ltd.	57,768	335,538
*	Evogene, Ltd.	20,401	66,141
*	EZchip Semiconductor, Ltd.	5,107	87,764
*	First International Bank of Israel, Ltd. (6123804)	81,245	250,378
*	First International Bank of Israel, Ltd. (6123815)	63,159	969,421
*	FMS Enterprises Migun, Ltd.	10,300	322,339
*	Formula Systems, Ltd.	20,950	268,268
*	Frutarom Industries, Ltd.	123,146	904,353
*	Fundtech, Ltd.	887	8,869
*	Gilat Satellite Networks, Ltd.	1,306	6,121
*	Given Imaging, Ltd.	7,583	116,137
*	Golf & Co., Ltd.	22,912	136,878
	Granite Hacarmel Investments, Ltd.	108,565	203,150
*	Hadera Paper, Ltd.	8,100	568,844
*	Harel Insurance Investments & Finances, Ltd.	30,639	1,441,523
*	Hot Telecommunications Systems, Ltd.	80,968	703,271
*	Israel Discount Bank, Ltd.	265,316	448,630
*	Ituran Location & Control, Ltd.	58,143	908,581
*	Jerusalem Oil Exploration, Ltd.	9,437	150,766
*	Kamada, Ltd.	20,568	140,964
*	Maabarot Products, Ltd.	7,907	116,834
*	Makhteshim-Agan Industries, Ltd.	407,704	1,360,510
	Matrix IT, Ltd.	43,867	222,013
*	Mellanox Technologies, Ltd.	6,328	136,978
*	Menorah Mivtachim Holdings, Ltd.	78,923	923,613
*	Migdal Insurance & Financial Holdings, Ltd.	934,324	1,457,933
*	Mizrahi Tefahot Bank, Ltd.	196,548	1,430,307
*	Naphtha Israel Petroleum Corp., Ltd.	79,026	294,776
*	Neto M.E. Holdings, Ltd.	5,411	187,319
*	NetVision, Ltd.	12,558	131,278
*	NICE Systems, Ltd. Sponsored ADR	119,492	3,045,851
*	Oil Refineries, Ltd.	1,862,101	775,146
*	Orckit Communications, Ltd.	38,290	110,907
*	Ormat Industries, Ltd.	213,128	1,576,758
*	Osem Investment, Ltd.	51,018	648,056
*	Paz Oil Co., Ltd.	5,607	721,235
*	Phoenix Holdings, Ltd. (The)	159,319	350,429
*	RADVision, Ltd.	13,022	80,632
*	Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	4,022	95,966
*	Retalix, Ltd.	51,524	570,539

64

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
ISRAEL — (Continued)
*	Scailex Corp, Ltd.	20,554	$308,998
	Shikun & Binui, Ltd.	644,415	1,125,588
*	Space Communication, Ltd.	3,148	62,381
*	Strauss Group, Ltd.	57,652	769,923
*	Suny Electronic, Ltd.	18,863	138,680
*	Super-Sol, Ltd. Series B	245,955	1,291,028
*	Tower Semiconductor, Ltd.	531,341	763,639
*	Union Bank of Israel, Ltd.	79,244	303,044
TOTAL ISRAEL			33,181,517

ITALY — (7.1%)
#*	A.S. Roma SpA	293,436	322,687
#*	ACEA SpA	201,603	1,999,681
	Acegas-APS SpA	110,973	551,229
*	Acotel Group SpA	775	49,982
#	Actelios SpA	58,406	208,777
#*	Aedes SpA	420,992	99,239
	Aeroporto de Firenze SpA	17,399	253,969
#	Alerion Cleanpower SpA	370,521	256,075
	Amplifon SpA	145,757	670,990
	Ansaldo STS SpA	159,250	2,556,524
#*	Arnoldo Mondadori Editore SpA	361,989	1,054,345
#	Ascopiave SpA	6,459	12,305
	Astaldi SpA	216,415	1,094,171
*	Autogrill SpA	231,260	2,765,059
	Azimut Holding SpA	431,543	3,562,177
	Banca Finnat Euramerica SpA	685,945	451,788
	Banca Generali SpA	75,275	718,035
#	Banca Ifis SpA	60,182	381,719
*	Banca Intermobiliare SpA	53,708	273,376
#	Banca Piccolo Credito Valtellinese Scarl	478,970	2,186,419
#	Banca Popolare dell’Emilia Romagna Scrl	246,611	2,495,223
	Banca Popolare di Milano Scarl	1,070,007	4,405,029
#	Banca Popolare di Sondrio Scarl	462,871	3,736,895
*	Banca Profilo SpA	271,930	154,848
	Banco di Desio e della Brianza SpA	232,296	1,041,820
*	BasicNet SpA	20,046	68,011
#	Beghelli SpA	427,981	322,138
	Benetton Group SpA	209,290	1,396,062
	Beni Stabili SpA	953,582	723,222
#*	Biesse SpA	54,004	328,076
#*	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	376,395
	Brembo SpA	141,075	863,367
#	Bulgari SpA	395,239	2,824,791
*	Buongiorno SpA	181,446	203,822
	Buzzi Unicem SpA	192,321	1,928,661
*	C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	2,408,401
*	Cairo Communication SpA	2,159	6,575
	Caltagirone Editore SpA	6,045	13,692
	Caltagirone SpA	246,310	700,847
*	Cam Finanziaria SpA	36,527	12,022
*	Carraro SpA	113,633	314,202
	Cembre SpA	40,330	239,712
	Cementir Holding SpA	254,820	670,301
	Class Editore SpA	165,655	94,139
	Credito Artigiano SpA	361,183	590,610
	Credito Bergamasco SpA	132,655	3,590,988
	Credito Emiliano SpA	228,115	1,280,196
	CSP International Fashion Group SpA	13,481	15,961
#*	Dada SpA	6,181	29,780
*	d’Amico International Shipping SA	102,113	141,298

65

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
ITALY — (Continued)
	Danieli & Co. SpA	54,740	$992,704
#	Davide Campari - Milano SpA	914,018	4,485,557
	De Longhi SpA	305,654	1,300,473
*	DeA Capital SpA	14,268	20,697
#	DiaSorin SpA	45,014	1,648,870
*	Digital Multimedia Technologies SpA	24,275	405,522
#*	EEMS Italia SpA	90,607	151,007
*	Elica SpA	44,844	84,772
	Emak SpA	57,399	275,226
*	Engineering Ingegneria Informatica SpA	5,313	130,491
#*	ERG Renew SpA	187,978	181,538
#	ERG SpA	189,613	2,210,062
#*	ErgyCapital SpA	4,794	3,858
	Esprinet SpA	67,279	542,265
*	Eurotech SpA	72,555	162,225
#*	Fastweb SpA	35,779	545,210
#*	Fiera Milano SpA	37,863	190,787
#	Fondiaria - SAI SpA	172,525	1,614,853
	Gas Plus SpA	975	6,096
*	Gefran SpA	31,849	90,698
*	Gemina SpA	1,280,426	775,479
#	Geox SpA	149,354	666,552
#	Gewiss SpA	232,707	1,190,671
	Granitifiandre SpA	79,737	278,424
*	Gruppo Ceramiche Ricchetti SpA	127,131	52,797
*	Gruppo Coin SpA	79,057	504,782
*	Gruppo Editoriale L’Espresso SpA	639,121	1,230,935
	Hera SpA	1,720,734	2,822,926
*	I Grandi Viaggi SpA	98,547	109,540
#	Immsi SpA	696,806	625,542
*	Impregilo SpA	1,180,326	2,693,596
#	Indesit Co. SpA	177,464	1,991,564
	Industria Macchine Automatiche SpA	58,626	931,587
*	Industria Romagnola Conduttori Elettrici SpA	43,452	71,007
*	Intek SpA	247,971	159,043
#*	Interpump Group SpA	241,525	1,198,446
#	Iride SpA	1,343,807	2,007,159
*	Isagro SpA	10,591	35,517
	Italcementi SpA	184,387	1,400,870
	Italmobiliare SpA	23,493	635,367
#*	KME Group SpA	462,505	163,366
#	Landi Renzo SpA	98,522	359,091
#	Lottomatica SpA	164,158	2,111,990
	Maire Tecnimont SpA	575,375	1,827,289
#*	Mariella Burani SpA	32,721	100,933
	MARR SpA	127,201	954,502
#	Mediolanum SpA	549,415	2,146,293
	Milano Assicurazioni SpA	635,144	1,070,930
*	Monrif SpA	315,834	168,268
*	Montefibre SpA	172,887	35,630
#	Nice SpA	18,200	67,373
*	Pagnossin SpA	9,000	—
*	PanariaGroup Industrie Ceramiche SpA	42,000	92,207
#	Piaggio & C. SpA	353,619	837,033
*	Pininfarina SpA	82,321	195,430
#*	Pirelli & Co. Real Estate SpA	301,158	120,822
	Pirelli & Co. SpA	8,605,202	4,738,847
*	Premafin Finanziaria SpA	961,257	1,035,473
	Prysmian SpA	315,397	4,526,619
	Recordati SpA	390,377	2,740,743
	Reply SpA	3,813	73,730

66

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
ITALY — (Continued)
*	Retelit SpA	15,691	$6,880
*	Richard-Ginori 1735 SpA	140,800	8,709
	Sabaf SpA	22,649	464,534
*	SAES Getters SpA	30,068	214,902
#*	Safilo Group SpA	73,750	681,926
#*	Saras SpA	1,207,744	2,508,757
#	Screen Service Broadcasting Technologies SpA	152,715	103,953
#*	Seat Pagine Gialle SpA	1,573,308	259,108
*	Snai SpA	110,531	382,664
	Societa Iniziative Autostradali e Servizi SpA	144,732	1,214,318
#	Societe Cattolica di Assicurazoni Scrl SpA	166,478	4,149,195
*	Sogefi SpA	173,096	428,932
	Sol SpA	166,511	884,564
*	Sorin SpA	1,079,611	1,898,349
#*	Stefanel SpA	4,328	46,878
#*	Telecom Italia Media SpA	24,566	5,548
#*	Tiscali SpA	3,437,478	478,650
	Tod’s SpA	45,421	2,862,803
	Trevi Finanziaria SpA	121,804	1,747,762
*	Uni Land SpA	51,835	35,480
#	Unipol Gruppo Finanziario SpA	1,845,901	1,233,774
	Vianini Industria SpA	59,070	96,448
	Vianini Lavori SpA	175,180	896,387
*	Vincenzo Zucchi SpA	17,590	10,436
	Vittoria Assicurazioni SpA	121,346	539,476
	Zignago Vetro SpA	11,414	57,449
TOTAL ITALY			129,454,797

NETHERLANDS — (5.0%)
	Aalberts Industries NV	355,012	4,585,923
	Accell Group NV	36,396	1,527,219
*	AFC Ajax NV	18,134	141,796
#*	AMG Advanced Metallurgical Group NV	29,921	255,165
#	Amsterdam Commodities NV	58,056	554,114
#	Arcadis NV	180,820	3,234,927
#*	ASM International NV	196,173	3,839,568
*	Atag Group NV	4,630	1,642
	B, Inc. Bank NV	66,749	830,520
	Batenburg Beheer NV	10,306	226,327
#*	BE Semiconductor Industries NV	16,874	75,724
	Beter Bed Holding NV	67,391	1,433,896
	Brunel International NV	49,814	1,414,251
	Crown Van Gelder NV	18,307	150,157
#*	Crucell NV	230,971	4,222,707
*	Crucell NV ADR	45,768	838,470
#	CSM NV	150,657	4,474,293
#	DOCdata NV	22,463	234,556
*	Draka Holding NV	53,407	740,265
	Exact Holding NV	58,417	1,326,596
	Fornix Biosciences NV	29,890	168,007
	Fugro NV	70,555	3,259,474
*	Gamma Holding NV	2,079	44,395
	Grontmij NV	74,782	1,404,265
*	Heijmans NV	3,797	53,696
	Hunter Douglas NV	21	767
	Imtech NV	240,919	6,200,900
#*	InnoConcepts NV	237,971	56,577
#*	Kardan NV	41,073	162,353
	KAS Bank NV	47,193	687,536
*	Kendrion NV	39,829	460,219
#	Koninklijke Bam Groep NV	712,629	3,285,623

67

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
NETHERLANDS — (Continued)
	Koninklijke Boskalis Westminster NV	93,205	$3,621,394
#	Koninklijke Ten Cate NV	98,297	2,146,789
	Koninklijke Vopak NV	129,635	4,750,574
#	Macintosh Retail Group NV	45,424	887,539
	Mediq NV	208,313	3,804,395
	Nederlandsche Apparatenfabriek NV	28,810	614,844
	Nutreco Holding NV	136,273	7,317,552
*	Ordina NV	150,761	518,971
*	Punch Graphix NV	49,509	128,199
*	Qurius NV	335,655	124,516
*	Randstad Holdings NV	9,715	381,754
*	Roto Smeets Group NV	12,418	175,418
	Royal Reesink NV	2,050	145,924
	SBM Offshore NV	405,237	5,797,413
	Sligro Food Group NV	92,887	2,678,935
*	SNS Reaal Groep NV	203,922	878,963
*	Stern Groep NV	1,258	27,504
	Telegraaf Media Groep NV	163,704	2,668,248
*	Textielgroep Twenthe NV	1,000	3,057
	TKH Group NV	98,188	1,777,402
#*	TomTom NV	175,974	953,559
	Unit 4 NV	74,403	1,551,670
#*	USG People NV	203,344	2,860,043
#*	Van der Moolen Holding NV	117,201	2,881
*	Wavin NV	83,472	961,106
TOTAL NETHERLANDS			90,670,578

NORWAY — (3.0%)
	ABG Sundal Collier Holding ASA	104,628	98,978
*	Acergy SA	101,359	1,500,726
#*	Acta Holding ASA	230,000	73,158
#	Aker ASA	6,773	114,165
	Aker Kvaerner ASA	138,477	1,583,316
#*	Aktiv Kapital ASA	78,617	474,219
	Arendals Fosse Kompani ASA	100	24,622
	Atea ASA	222,782	1,292,059
#	Austevoll Seafood ASA	56,759	286,395
#*	Blom ASA	80,567	60,535
#	Bonheur ASA	50,200	1,072,270
#*	BW Offshore, Ltd. ASA	193,487	224,021
#*	BWG Homes ASA	44,504	100,408
*	Camillo Eitze & Co. ASA	58,200	97,564
	Cermaq ASA	201,540	1,619,699
#	Copeinca ASA	42,440	252,578
#*	Deep Sea Supply PLC	102,000	166,186
#*	Det Norske Oljeselskap ASA (B15GGN4)	3,050,200	3,335,392
#*	Det Norske Oljeselskap ASA (B1L95G3)	40,397	125,807
*	Dockwise, Ltd. ASA	15,061	357,218
#*	DOF ASA	117,912	761,330
#*	EDB Business Partner ASA	164,034	419,856
#*	Eitzen Chemical ASA	211,806	44,912
#	Ekornes ASA	109,590	2,141,592
*	Eltek ASA	28,000	11,218
#	Farstad Shipping ASA	59,440	1,412,421
#	Ganger Rolf ASA	52,803	1,005,244
*	Golar LNG Energy, Ltd. ASA	2,043	2,078
	Golar LNG, Ltd. ASA	16,969	162,611
*	Golden Ocean Group, Ltd. ASA	570,600	685,057
	Grieg Seafood ASA	49,735	120,852
#*	Havila Shipping ASA	22,400	229,862
*	IOT Holdings ASA	75,603	463

68

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
NORWAY — (Continued)
#*	Kongsberg Automotive ASA	352,000	$160,622
	Kongsberg Gruppen ASA	125,335	2,093,569
*	Kverneland Group ASA	258,080	142,427
#	Leroy Seafood Group ASA	19,577	362,631
*	Marine Harvest ASA	3,231,779	2,134,100
#*	Nordic Semiconductor ASA	191,810	705,750
#*	Norse Energy Corp. ASA	1,225,381	444,621
#*	Norske Skogindustrier ASA Series A	320,620	362,443
*	Norwegian Air Shuttle ASA	49,007	783,514
*	Norwegian Energy Co. ASA	342,631	621,939
*	Odfjell ASA Series A	92,300	559,834
	Olav Thon Eiendomsselskap ASA	12,960	1,441,852
#	Opera Software ASA	127,285	437,835
#*	Panoro Energy ASA	122,537	106,009
*	PCI Biotech AS	3,357	28,424
*	Petroleum Geo-Services ASA	319,656	2,664,452
*	Petrolia Drilling ASA	728,609	235,431
	Photocure ASA	33,562	196,865
#*	Pronova BioPharma ASA	364,988	719,162
#	Prosafe ASA	372,606	1,484,272
*	Prosafe Production Public, Ltd. ASA	283,589	571,793
#*	Q-Free ASA	80,000	220,664
	Rieber & Son ASA Series A	106,654	671,116
#*	Salmar ASA	5,309	38,930
#	Scana Industrier ASA	299,618	360,845
	Schibsted ASA	76,453	1,466,125
#*	Scorpion Offshore, Ltd. ASA	73,190	452,788
*	Seabird Exploration, Ltd. ASA	106,000	40,287
*	Sevan Marine ASA	877,656	634,385
#*	Siem Offshore, Inc. ASA	72,814	106,325
#	Solstad Offshore ASA	57,000	948,893
*	Songa Offshore SE	195,255	476,409
	SpareBanken 1 SMN	178,812	1,164,576
*	Storebrand ASA	476,113	2,447,891
#*	TGS Nopec Geophysical Co. ASA	404,241	4,662,261
#	Tomra Systems ASA	587,328	2,450,714
*	TTS Marine ASA	41,000	36,543
#	Veidekke ASA	310,230	1,853,760
	Wilh Wilhelmsen Holding ASA	60,550	1,031,819
TOTAL NORWAY			55,178,688

PORTUGAL — (1.1%)
#*	Altri SGPS SA	94,568	466,254
#	Banco BPI SA	559,833	1,042,005
	Banif SGPS SA	193,177	192,640
*	Corticeira Amorim SGPS SA	223,729	251,568
	Finibanco Holdings SGPS SA	291,186	439,887
	Ibersol SGPS SA	20,401	186,710
#*	Impresa SGPS SA	369,303	702,380
#*	Investimentos Participacoes e Gestao SA	319,480	191,584
	Jeronimo Martins SGPS SA	399,639	3,661,586
#	Mota-Engil SGPS SA	341,524	885,671
	Novabase SGPS SA	65,729	278,010
*	ParaRede SGPS SA	94,525	71,071
#	Portucel-Empresa Produtora de Pasta de Papel SA	806,718	2,079,577
	Redes Energeticas Nacionais SA	349,526	1,133,015
*	Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	306,903
	Sociedade de Investimento e Gestao SGPS SA	256,388	2,287,324
*	Sonae Industria SGPS SA	264,159	676,558
#	Sonae SGPS SA	1,188,232	1,096,738
#*	Sonaecom SGPS SA	453,482	762,116

69

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
PORTUGAL — (Continued)
*	Sumol + Compal SA	67,967	$111,032
#*	Teixeira Duarte Engenharia e Construcoes SA	734,737	870,337
	Toyota Caetano Portugal SA	53,308	208,601
#	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	331,729	1,284,133
TOTAL PORTUGAL			19,185,700

SPAIN — (4.5%)
#	Abengoa SA	134,166	2,599,797
	Adolfo Dominguez SA	20,351	271,928
	Almirall SA	144,031	1,125,043
#	Amper SA	88,114	436,520
#	Antena 3 de Television SA	240,050	1,358,868
#*	Avanzit SA	555,254	315,190
*	Azkoyen SA	70,532	203,861
#*	Banco de Valencia SA	125,492	558,601
	Banco Guipuzcoano SA	339,914	1,860,624
#	Banco Pastor SA	271,103	1,299,080
*	Baron de Ley SA	13,910	627,599
#	Bolsas y Mercados Espanoles SA	173,900	3,785,223
	Caja de Ahorros del Mediterraneo SA	49,577	391,320
*	Campofrio Food Group SA	95,179	790,099
	Cementos Portland Valderrivas SA	42,135	666,740
*	Cie Automotive SA	15,661	63,670
*	Codere SA	35,954	278,252
	Compania Vinicola del Norte de Espana SA	16,119	286,767
	Construcciones y Auxiliar de Ferrocarriles SA	7,283	2,965,079
#*	Corporacion Dermoestetica SA	30,628	78,261
#*	Dinamia SA	8,959	103,604
#	Duro Felguera SA	172,631	1,685,705
	Ebro Puleva SA	312,280	5,276,741
	Elecnor SA	198,254	2,308,235
#*	Ercros SA	226,105	213,391
#	Faes Farma SA	455,399	1,561,873
*	Faes Farma SA I-10 Shares	37,949	128,545
#	Fluidra SA	36,768	111,602
*	Gamesa Corp Tecnologica SA	169,748	1,457,632
*	General de Alquiler de Maquinaria SA	32,241	70,206
#	Gestevision Telec, Inc. SA	255,482	2,270,427
#	Grifols SA	318,429	3,254,830
	Grupo Catalana Occidente SA	160,495	2,374,726
*	Grupo Empresarial Ence SA	528,684	1,648,087
#*	Grupo Tavex SA	244,131	132,733
*	Iberia Lineas Aereas de Espana SA	1,381,661	3,900,431
	Iberpapel Gestion SA	25,850	350,460
#*	Inbesos SA	11,453	19,037
#	Indra Sistemas SA	203,032	3,246,149
	Inmobiliaria del Sur SA	2,902	58,441
*	La Seda de Barcelona SA	1,923,682	799,809
	Laboratorios Farmaceuticos Rovi SA	18,975	106,881
#	Mecalux SA	38,470	703,258
	Miquel y Costas & Miquel SA	26,111	490,891
#*	Natra SA	109,456	261,156
*	Natraceutical SA	645,689	289,704
#*	NH Hoteles SA	421,083	1,273,194
*	Nicolas Correa SA	26,994	47,486
#	Obrascon Huarte Lain SA	130,017	2,889,431
#*	Papeles y Cartones de Europa SA	209,482	798,748
	Pescanova SA	36,768	908,982
#	Prim SA	39,424	318,739
#*	Promotora de Informaciones SA	303,496	740,300
	Prosegur Cia de Seguridad SA	87,574	3,716,311

70

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SPAIN — (Continued)
*	Realia Business SA	137,382	$245,494
#*	Renta Corp Real Estate SA	20,828	47,968
#*	Reyal Urbis SA	18,735	47,821
#*	Service Point Solutions SA	553,372	405,777
#*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	325,184
#	Sol Melia SA	206,682	1,305,698
*	Solaria Energia y Medio Ambiente SA	59,008	118,170
#*	SOS Corp Alimentaria SA	294,272	582,756
#	Tecnicas Reunidas SA	48,149	2,189,699
*	Telecomunicaciones y Energia SA	146,125	481,043
#	Tubacex SA	427,191	1,280,488
#	Tubos Reunidos SA	416,951	932,053
	Unipapel SA	47,385	612,402
#*	Vertice Trescientos Sesenta Grados SA	57,183	14,819
#	Vidrala SA	64,706	1,385,331
	Viscofan SA	183,430	4,945,637
#*	Vocento SA	196,477	939,969
#*	Zeltia SA	556,824	2,158,173
TOTAL SPAIN			81,498,749

SWEDEN — (6.4%)
	Aarhuskarlshamn AB	59,048	1,091,736
	Acando AB	160,086	264,938
#*	Active Biotech AB	104,812	1,417,259
	Addtech AB Series B	59,000	950,054
	AF AB	94,400	1,265,039
#*	Anoto Group AB	43,594	24,406
	Aros Quality Group AB	41,400	237,767
	Atrium Ljungberg AB Series B	15,200	122,509
	Avanza Bank Holding AB	27,623	763,292
	Axfood AB	89,350	2,341,191
#	Axis Communications AB	174,894	2,000,992
#	B&B Tools AB	77,850	958,225
#*	BE Group AB	38,662	217,883
	Beiger Electronics AB	14,700	261,884
	Beijer Alma AB	57,200	777,474
*	Bergs Timber AB Series B	17,000	61,151
*	Betsson AB (5145133)	56,594	645,858
*	Betsson AB (B4RKS73)	56,594	65,323
	Bilia AB Series A	113,425	1,299,590
	Billerud AB	326,600	1,968,984
	BioGaia AB Series B	38,000	398,173
*	BioInvent International AB	87,379	337,742
	Biotage AB	141,240	133,078
#	Bjoern Borg AB	34,707	277,571
	Boliden AB	501,654	5,544,605
	Bong Ljungdahl AB	24,800	78,781
*	Boras Waefveri AB Series B	11,500	2,414
	Bure Equity AB	101,525	338,625
	Cantena AB	56,762	802,443
	Cardo AB	61,300	1,577,258
	Castellum AB	408,700	3,703,417
#	Clas Ohlson AB Series B	71,332	977,409
*	Cloetta AB	55,296	264,379
#	Concordia Maritime AB Series B	70,300	166,279
*	Connecta AB	613	5,533
	Consilium AB Series B	16,994	51,560
*	CyberCom Group AB	3,506	10,903
#*	Diamyd Medical AB	30,298	466,624
*	DORO AB	1,200	3,142
	Duni AB	36,311	243,424

71

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SWEDEN — (Continued)
*	East Capital Explorer AB	41,037	$373,305
#	Elekta AB Series B	302,500	7,654,979
	Enea Data AB Series B	56,200	283,892
#*	Eniro AB	275,520	270,511
#	Fabege AB	391,400	2,318,231
	Fagerhult AB	16,800	251,423
	Fenix Outdoor AB	1,090	18,481
	G & L Beijer AB Series B	27,400	672,038
*	Gunnebo AB	106,800	383,041
#	Hakon Invest AB	129,449	1,746,415
*	Haldex AB	72,500	618,486
	Heba Fastighets AB Series B	43,500	300,859
	Hexagon AB	163,829	2,129,115
	Hexpol AB	8,812	98,493
*	HIQ International AB	123,289	505,080
	HL Display AB Series B	57,600	357,654
	Hoganas AB Series B	85,800	2,223,547
#	Holmen AB	77,242	1,833,712
	HQ AB	19,037	134,706
	Industrial & Financial Systems AB Series B	50,260	511,898
	Indutrade AB	8,319	178,595
	Intrum Justitia AB	180,322	1,757,496
	JM AB	267,473	3,577,230
	KappAhl AB	102,978	630,402
#*	Karo Bio AB	219,909	174,881
	Klovern AB	294,976	911,786
	Know IT AB	22,287	172,299
	Kungsleden AB	412,300	2,496,443
	Lagercrantz Group AB Series B	64,300	244,739
	Lammhults Design Group AB	19,547	97,763
*	LBI International AB	127,651	202,248
	Lennart Wallenstam Byggnads AB Series B	120,400	2,020,734
*	Lindab International AB	55,169	579,799
	Loomis AB	134,965	1,291,758
*	Lundin Petroleum AB	516,242	2,274,620
#	Meda AB Series A	581,240	4,213,101
#*	Medivir AB	44,650	553,431
#	Mekonomen AB	33,690	745,014
#*	Micronic Mydata AB	47,733	73,260
*	Midelfart Sonesson AB Series B	1,733	3,774
	Modern Times Group AB Series B	104,909	5,743,079
	Munters AB	181,900	1,109,242
	NCC AB Series B	216,320	3,216,132
*	Net Entertainment NE AB	545	4,732
#*	Net Insight AB	924,000	514,995
#	New Wave Group AB Series B	92,632	384,226
	NIBE Industrier AB	192,620	1,711,669
	Niscayah Group AB	471,315	646,043
#*	Nobia AB	421,100	2,148,742
	Nolato AB Series B	66,440	602,271
	Nordnet AB	80,716	284,935
	OEM International AB Series B	44,400	241,171
#*	Opcon AB	11,134	34,370
	ORC Software AB	37,739	622,671
#*	Orexo AB	35,543	185,937
#	Oriflame Cosmetics SA	50,405	2,617,769
*	Pa Resources AB	357,209	239,688
#*	Partnertech AB	28,800	109,221
	Peab AB Series B	425,900	2,077,200
	Poolia AB Series B	33,150	151,715
*	Pricer AB Series B	1,711,500	140,126

72

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SWEDEN — (Continued)
	ProAct IT Group AB	29,000	$332,826
	Proffice AB	215,400	568,764
*	Profilgruppen AB	13,582	79,945
	Q-Med AB	154,800	1,284,914
	RaySearch Laboratories AB	29,880	124,580
*	Rederi AB Transatlantic	93,000	243,271
*	Rezidor Hotel Group AB	195,275	818,480
*	rnb Retail & Brands AB	250,484	212,539
	Saab AB	86,569	983,677
#*	SAS AB	258,449	818,115
*	Scribona AB Series B	226,140	319,926
#*	Seco Tools AB	45,585	536,086
*	Sectra AB	15,998	61,132
#*	Semcon AB	39,900	149,505
	Sigma AB Series B	25,800	15,820
*	Sintercast AB	11,800	74,715
#	Skistar AB	92,100	1,432,958
*	Studsvik AB	21,900	206,729
	SWECO AB Series B	183,300	1,166,713
#*	Swedish Orphan Biovitrum AB	208,479	987,572
*	TradeDoubler AB	4,681	17,962
	Trelleborg AB Series B	878,565	5,238,155
	Uniflex AB Series B	3,630	58,859
	VBG AB Series B	1,084	11,762
	Vitrolife AB	41,500	190,795
	Wihlborgs Fastigheter AB	63,858	1,209,716
TOTAL SWEDEN			116,935,604

SWITZERLAND — (13.0%)
	Acino Holding AG	8,398	804,218
*	Addex Pharmaceuticals, Ltd.	1,491	13,946
*	Advanced Digital Broadcast Holdings SA	730	24,997
*	Affichage Holding SA	5,703	637,935
*	AFG Arbonia-Forster Holding AG	17,415	352,786
	Allreal Holding AG	26,513	2,911,974
	Also Holding AG	16,195	696,367
	Aryzta AG	265,691	10,222,368
*	Ascom Holding AG	160,822	1,428,431
	Bachem Holdings AG	24,136	1,444,780
	Bank Coop AG	30,796	2,006,526
	Bank Sarasin & Cie AG Series B	172,644	6,909,694
	Banque Cantonale de Geneve SA	4,021	826,843
	Banque Cantonale du Jura SA	4,500	248,499
	Banque Cantonale Vaudoise AG	8,999	3,703,292
	Banque Privee Edmond de Rothschild SA	157	3,472,650
	Barry Callebaut AG	4,675	2,905,082
	Basellandschaftliche Kantonalbank AG	582	675,745
*	Basilea Pharmaceutica AG	2,629	145,977
	Basler Kantonalbank AG	3,114	415,240
	Belimo Holdings AG	1,830	2,163,225
	Bell Holding AG	47	66,644
	Bellevue Group AG	26,524	879,158
	Berner Kantonalbank AG	23,122	5,112,356
*	BKW FMB Energie AG	5,114	321,891
*	Bobst Group AG	35,619	1,222,260
	Bossard Holding AG	8,222	578,318
	Bucher Industries AG	31,723	3,374,934
*	Burckhardt Compression Holding AG	2,572	453,016
*	Calida Holding AG	396	171,675
	Carlo Gavazzi Holding AG	1,065	157,794
	Centralschweizerische Kraftwerke AG	133	40,855

73

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SWITZERLAND — (Continued)
*	Cham Paper Holding AG	490	$95,317
	Charles Voegele Holding AG	28,617	1,174,934
*	Cicor Technologies, Ltd.	489	14,412
	Cie Financiere Tradition SA	5,511	535,856
*	Clariant AG	756,817	9,583,124
	Coltene Holding AG	12,876	630,879
	Conzzeta AG	1,375	2,281,557
*	Cytos Biotechnology AG	2,412	37,447
	Daetwyler Holding AG	26,077	1,618,097
	Datacolor AG	458	124,576
*	Dufry AG	30,427	2,275,635
	Edipresse SA	1,527	367,464
#	EFG International AG	73,694	879,642
#	EGL AG	3,062	2,128,297
*	ELMA Electronic AG	472	189,913
	Emmi AG	13,244	1,992,199
	EMS-Chemie Holding AG	26,147	3,390,517
	Energiedienst Holding AG	71,249	3,498,678
*	Feintol International Holding AG	1,601	496,510
	Flughafen Zuerich AG	13,056	3,868,701
	Forbo Holding AG	5,817	2,467,545
#	Galenica Holding AG	15,281	5,921,171
*	GAM Holdings, Ltd. AG	390,852	4,403,487
	George Fisher AG	10,991	3,581,097
	Gurit Holding AG	1,288	647,116
	Helvetia Holding AG	12,462	3,270,703
	Implenia AG	48,118	1,274,927
*	Interroll-Holding SA	2,404	644,436
	Intershop Holding AG	3,345	909,018
	Kaba Holding AG	10,381	2,775,065
*	Kardex AG	17,464	525,822
*	Komax Holding AG	8,744	679,038
	Kudelski SA	103,843	2,806,797
	Kuoni Reisen Holding AG	12,374	3,462,312
	Lem Holdings SA	3,546	1,131,645
	Liechtensteinische Landesbank AG	940	59,203
#*	LifeWatch AG	55,532	655,708
#*	Logitech International SA	394,849	5,344,839
	Luzerner Kantonalbank AG	17,399	4,877,001
	Metall Zug AG	202	513,415
*	Meyer Burger Technology AG	38,723	953,795
*	Micronas Semiconductor Holding AG	59,831	275,745
	Mobilezone Holding AG	112,258	951,884
*	Mobimo Holding AG	2,807	489,433
	Nobel Biocare Holding AG	305,802	5,264,181
*	OC Oerlikon Corp AG	64,932	271,786
*	Orascom Development Holding AG	1,691	93,804
	Orell Fuessli Holding AG	4,930	638,628
*	Panalpina Welttransport Holding AG	22,940	1,807,104
*	Parco Industriale e Immobiliare SA	600	1,948
	Partners Group Holding AG	25,837	3,117,458
	Petroplus Holdings AG	229,125	3,368,632
	Phoenix Mecano AG	2,953	1,474,640
	PSP Swiss Property AG	141,111	8,440,603
*	PubliGroupe SA	692	71,467
*	Rieters Holdings AG	15,236	3,869,891
	Romande Energie Holding SA	2,714	4,212,795
*	Schaffner Holding AG	1,830	333,715
*	Schmolz + Bickenbach AG	581	15,460
	Schulthess Group AG	14,148	452,290
	Schweiter Technologies AG	3,994	2,020,491

74

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SWITZERLAND — (Continued)
*	Schweizerische National-Versicherungs-Gesellschaft AG	38,367	$973,335
*	Siegfried Holding AG	8,312	692,417
	Sika AG	4,203	7,450,457
	Societa Elettrica Sopracenerina SA - SES	2,340	510,433
#	St. Galler Kantonalbank AG	8,951	3,945,806
	Straumann Holding AG	8,595	1,858,871
	Sulzer AG	64,623	6,027,693
*	Swiss Life Holding AG	37,418	3,576,146
	Swiss Prime Site AG	138,497	8,385,261
	Swisslog Holding AG	775,803	601,557
*	Swissmetal Holding AG	13,504	102,081
	Swissquote Group Holding SA	40,025	1,584,282
	Tamedia AG	14,878	1,129,264
	Tecan Group AG	38,976	2,481,569
#*	Temenos Group AG	148,205	3,567,896
*	Tornos SA	38,028	291,640
*	U-Blox AG	110	3,826
	Valartis Group AG	936	23,565
#	Valiant Holding AG	33,293	6,207,981
	Valora Holding AG	10,995	2,629,421
	Vaudoise Assurances Holding SA	3,140	650,578
	Verwaltungs und Privat-Bank AG	2,759	325,055
	Villars Holding SA	150	75,845
#	Von Roll Holding AG	53,116	267,037
#	Vontobel Holdings AG	94,743	2,511,730
	VZ Holding AG	266	21,546
	Walliser Kantonalbank AG	1,416	888,445
*	WMH Walter Meier Holding AG	4,738	570,198
#	Ypsomed Holdings AG	5,531	291,530
	Zehnder Group AG	764	1,137,279
*	Zueblin Immobilien Holding AG	76,620	257,041
	Zuger Kantonalbank AG	611	2,691,703
TOTAL SWITZERLAND			235,380,814

UNITED KINGDOM — (0.2%)
*	EnQuest P.L.C.	680,959	1,030,519
#*	Jazztel P.L.C.	536,689	1,682,885
*	Subsea 7, Inc. P.L.C.	84,896	1,272,816
TOTAL UNITED KINGDOM			3,986,220
TOTAL COMMON STOCKS			1,552,029,299
RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*	Deceuninck NV STRIP VVPR	247,412	303
*	Elia System Operator SA NV Rights 06/18/10	112,383	42,603
*	RealDolmen NV STRIP VVPR	6,067	15
*	Zenitel NV STRIP VVPR	8,654	11
TOTAL BELGIUM			42,932

FRANCE — (0.0%)
*	Cybergun SA Series B Warrants 07/15/10	1,136	17
#*	Etablissements Maurel et Prom Warrants 06/30/14	305,061	61,552
#*	Theolia SA Rights 07/07/10	86,282	15,404
TOTAL FRANCE			76,973

ITALY — (0.0%)
*	Banca Ifis SpA Rights 07/16/10	54,711	66,903
*	Intek SpA Warrants 12/30/11	62,985	3,312
*	KME Group SpA Rights 07/09/10	462,505	170
*	KME Group SpA Warrants 12/30/11	197,550	3,599

75

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
* Tiscali SpA Warrants 12/15/14	117,622	$388
#* Unipol Gruppo Finanziario SpA Rights 07/09/10	1,639,334	87,203
TOTAL ITALY		161,575

SWITZERLAND — (0.0%)
* Siegfried Holding AG Rights 04/26/10	8,228	23,665
TOTAL RIGHTS/WARRANTS		305,145

		Face
		Amount
		(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/01/10 (Collateralized by
	$1,135,000 FHLMC 4.00%, 12/15/38, valued at $1,164,912) to be repurchased at
	$1,164,006	$1,164	1,164,000

		Shares/
		Face
		Amount
		(000)
SECURITIES LENDING COLLATERAL — (14.6%)
§ @	DFA Short Term Investment Fund	264,097,858	264,097,858
@	Repurchase Agreement, Deutsche Bank Securities 0.04%, 07/01/10 (Collateralized by
	FHLMC, rates ranging from 4.650%(r) to 6.144%(r), maturities ranging from 07/01/36
	to 03/01/38 & FNMA, rates ranging from 5.047%(r) to 5.962%(r), maturities ranging
	from 01/01/37 to 01/01/48, valued at $1,232,613) to be repurchased at $1,208,444	$1,208	1,208,444
TOTAL SECURITIES LENDING COLLATERAL			265,306,302

TOTAL INVESTMENTS — (100.0%)
	(Cost $1,876,682,193)^		$1,818,804,746

____________________

^ The cost for federal income tax purposes is $1,877,985,262.

See accompanying Notes to Financial Statements.
76

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2010
(Unaudited)

		Shares	Value††
COMMON STOCKS — (79.9%)
Consumer Discretionary — (9.3%)
*	AlarmForce Industries, Inc.	4,310	$28,138
#	Astral Media, Inc. Class A	186,347	6,292,964
*	Azure Dynamics Corp.	361,423	103,550
#*	Ballard Power Systems, Inc.	376,152	579,484
	BMTC Group, Inc.	8,516	153,913
#*	Coastal Contacts, Inc.	204,045	233,841
	Cogeco Cable, Inc.	61,405	1,979,634
	Corus Entertainment, Inc. Class B	278,300	4,909,562
	Dorel Industries, Inc. Class B	107,500	3,361,679
	easyhome, Ltd.	3,600	25,701
	Forzani Group, Ltd. Class A	130,900	1,902,234
*	Glacier Media, Inc.	137,300	290,193
	Glentel, Inc.	21,900	323,187
#*	Great Canadian Gaming Corp.	301,200	1,906,992
	Groupe Aeroplan, Inc.	548,621	4,566,044
#*	Imax Corp.	188,771	2,729,027
	Indigo Books & Music, Inc.	100	1,343
	Le Chateau, Inc.	79,200	944,106
	Leon’s Furniture, Ltd.	129,584	1,477,760
	Linamar Corp.	179,780	3,039,820
#*	Martinrea International, Inc.	217,878	1,549,327
#	MDC Partners, Inc. Class A	71,000	764,990
#*	MEGA Brands, Inc.	409,659	157,776
#	Quebecor, Inc. Class B	159,493	4,873,709
*	Reitmans Canada, Ltd.	6,468	104,808
	Reitmans Canada, Ltd. Class A	193,400	3,404,552
*	RONA, Inc.	426,885	6,295,707
#	Torstar Corp. Class B	179,800	1,797,071
	TVA Group, Inc. Class B	7,000	77,591
	Uni-Select, Inc.	54,900	1,400,155
#*	Westport Innovations, Inc.	189,501	2,981,675
Total Consumer Discretionary			58,256,533

Consumer Staples — (2.1%)
#	Alliance Grain Traders, Inc.	32,540	923,121
*	Atrium Innovations, Inc.	153,536	2,206,661
#*	BioExx Specialty Proteins, Ltd.	122,817	182,284
	Canada Bread Co., Ltd.	14,021	632,200
*	Coolbrands International, Inc.	10,430	11,267
	Corby Distilleries, Ltd.	56,054	829,318
*	Cott Corp.	512,400	2,974,620
*	GLG Life Tech Corp.	18,982	144,431
	Jean Coutu Group (PJC), Inc. Class A (The)	239,795	1,851,594
#	Maple Leaf Foods, Inc.	254,000	2,140,228
#*	Premium Brands Holdings Corp.	19,287	230,998
*	SunOpta, Inc.	187,529	824,419
*	Sun-Rype Products, Ltd.	100	817
Total Consumer Staples			12,951,958

Energy — (15.5%)
*	Advantage Oil & Gas, Ltd.	522,866	3,045,201
	Akita Drilling, Ltd.	42,000	282,880
*	Alter Nrg Corp.	14,390	20,411
*	Anderson Energy, Ltd.	434,824	481,980
*	Angle Energy, Inc.	178,864	1,199,651
#*	Antrim Energy, Inc.	487,500	402,987
*	Arsenal Energy, Inc.	373,641	277,278
#*	Bankers Petroleum, Ltd.	710,492	4,685,223

77

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Energy — (Continued)
#*	Bellatrix Exploration, Ltd.	269,100	$776,043
#*	Birchcliff Energy, Ltd.	336,400	3,065,220
#*	BlackPearl Resources, Inc.	764,899	2,011,852
	Bonterra Energy Corp.	5,900	192,593
	Calfrac Well Services, Ltd.	107,264	1,969,857
*	Calmena Energy Services, Inc.	79,771	45,710
*	Calvalley Petroleum, Inc.	302,339	968,462
	Canadian Energy Services & Technology Corp.	16,886	261,249
*	CE Franklin, Ltd.	20,400	129,542
#*	Celtic Exploration, Ltd.	245,200	2,526,743
*	Cequence Energy, Ltd.	5,300	11,252
*	CIC Energy Corp.	29,965	38,000
#*	Cinch Energy Corp.	80,891	95,742
#*	Comaplex Minerals Corp.	82,540	852,886
#*	Compton Petroleum Corp.	779,146	439,141
*	Connacher Oil & Gas, Ltd.	1,361,644	1,650,012
#*	Corridor Resources, Inc.	348,780	1,703,683
*	Crew Energy, Inc.	261,196	3,700,001
*	Crocotta Energy, Inc.	49,690	77,484
#	Daylight Energy, Ltd.	82,499	692,045
*	Delphi Energy Corp.	279,900	696,759
#*	Denison Mines Corp.	942,269	1,124,120
	Ensign Energy Services, Inc.	246,620	2,900,458
*	Epsilon Energy, Ltd.	143,121	332,074
*	Essential Energy Services, Ltd.	33,696	36,084
#*	Fairborne Energy, Ltd.	262,300	1,133,418
#*	Flint Energy Services, Ltd.	139,000	1,559,025
#*	Galleon Energy, Inc. Class A	279,437	1,131,345
#*	Iteration Energy, Ltd.	608,800	869,265
#*	Ivanhoe Energy, Inc.	844,720	1,618,739
*	Legacy Oil + Gas, Inc.	210,848	2,273,764
*	Mega Uranium, Ltd.	635,600	223,897
#*	MGM Energy Corp.	14,000	2,499
#*	Midnight Oil Exploration, Ltd.	86,906	78,371
*	Midway Energy, Ltd.	187,768	523,856
*	Monterey Exploration, Ltd.	75,898	300,868
#	Mullen Group, Ltd.	179,546	2,423,631
*	North American Energy Partners, Inc.	29,128	257,475
#	Nuvista Energy, Ltd.	274,221	2,617,148
*	Open Range Energy Corp.	53,413	73,254
#*	OPTI Canada, Inc.	917,037	1,541,963
*	Orleans Energy, Ltd.	180,380	449,023
*	Paramount Resources, Ltd. Class A	127,639	2,227,732
	Pason Systems, Inc.	222,900	2,368,136
*	Petrolifera Petroleum, Ltd.	186,038	113,592
#*	Petrominerales, Ltd.	93,623	2,185,460
#	Progress Energy Resources Corp.	385,252	4,476,603
*	ProspEx Resources, Ltd.	68,298	95,593
*	Pulse Seismic, Inc.	156,524	197,024
#*	Questerre Energy Corp.	685,800	1,836,015
*	Rock Energy, Inc.	68,475	323,544
	Savanna Energy Services Corp.	259,504	1,474,801
	ShawCor, Ltd.	209,500	5,283,993
*	SouthGobi Resources, Ltd.	64,923	762,329
*	Storm Exploration, Inc.	135,100	1,703,106
*	Strateco Resources, Inc.	142,143	73,438
*	Terra Energy Corp.	62,599	83,501
#*	Total Energy Services, Inc.	78,612	608,485
*	Transglobe Energy Corp.	194,320	1,421,965
#	Trican Well Service, Ltd.	391,971	5,018,613
#	Trilogy Energy Corp.	160,890	1,402,526

78

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Energy — (Continued)
#	Trinidad Drilling, Ltd.	398,071	$1,888,365
*	Twin Butte Energy, Ltd.	176,038	221,587
#*	UEX Corp.	608,088	434,124
#*	Uranium One, Inc.	1,819,900	4,427,731
*	Ur-Energy, Inc.	189,805	147,986
#*	UTS Energy Corp.	1,651,190	3,195,201
*	Vero Energy, Inc.	127,000	736,076
*	Winstar Resources, Ltd.	13,148	48,662
*	Xtreme Coil Drilling Corp.	86,700	254,916
	ZCL Composite, Inc.	90,700	272,641
Total Energy			97,053,909

Financials — (5.7%)
#	AGF Management, Ltd. Class B	348,279	4,681,671
	Canaccord Capital, Inc.	204,300	1,802,054
	Canadian Western Bank	226,200	5,023,125
	Clairvest Group, Inc.	1,900	22,256
	DundeeWealth, Inc.	166,365	2,112,869
*	EGI Financial Holdings, Inc.	14,650	110,093
*	E-L Financial Corp., Ltd.	18	7,693
	Equitable Group, Inc.	47,000	962,914
*	FirstService Corp.	88,686	1,844,449
*	Genesis Land Development Corp.	61,881	215,658
	Gluskin Shef & Associates, Inc.	40,000	638,768
#	GMP Capital, Inc.	101,759	889,931
	Home Capital Group, Inc.	113,700	4,503,996
	Industrial Alliance Insurance & Financial Services, Inc.	77,092	2,527,369
#	Kingsway Financial Services, Inc.	212,900	365,983
	Laurentian Bank of Canada	92,400	3,656,768
*	Pacific and Western Credit Corp.	9,000	25,363
	Parkbridge Lifestyles Communities, Inc.	88,942	434,454
*	Quest Capital Corp.	725,001	1,021,560
	Rentcash, Inc.	33,670	520,920
	Sceptre Invesment Counsel, Ltd.	36,300	224,371
	Sprott, Inc.	1,900	6,390
#	TMX Group, Inc.	136,310	3,558,363
*	Westaim Corp.	113,408	63,919
#	Western Financial Group, Inc.	163,700	390,586
Total Financials			35,611,523

Health Care — (4.1%)
#*	AEterna Zentaris, Inc.	151,600	175,161
*	Angiotech Pharmaceuticals, Inc.	61,300	44,339
	Biovail Corp.	329,038	6,339,363
#*	Burcon NutraScience Corp.	33,043	220,690
*	Cangene Corp.	175,700	602,419
#*	Cardiome Pharma Corp.	298,200	2,459,439
#*	Helix BioPharma Corp.	11,153	25,144
*	Imris, Inc.	16,665	77,020
#*	Labopharm, Inc.	282,600	257,500
*	Logibec Group Informatique, Ltd.	3,187	77,643
#*	MDS, Inc.	464,108	3,914,978
*	Noveko International, Inc.	9,300	6,639
*	Nuvo Research, Inc.	350,600	70,808
#*	Oncolytics Biotech, Inc.	122,594	321,298
*	Paladin Labs, Inc.	45,700	1,008,830
*	Patheon, Inc.	3,100	7,600
*	ProMetic Life Sciences, Inc.	861,300	68,771
*	QLT, Inc.	226,048	1,297,406
#*	Resverlogix Corp.	95,720	240,975
*	SXC Health Solutions Corp.	85,159	6,260,432

79

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Health Care — (Continued)
#*	Theratechnologies, Inc.	288,200	$1,386,111
*	Transition Therapeutics, Inc.	74,633	235,561
*	TSO3, Inc.	118,575	152,598
#*	YM Biosciences, Inc.	142,516	164,666
Total Health Care			25,415,391

Industrials — (7.0%)
#	Aecon Group, Inc.	204,400	1,985,342
	AG Growth International, Inc.	6,300	207,722
*	Alexco Resource Corp.	135,550	421,465
*	Algoma Central Corp.	100	7,139
*	ATS Automation Tooling System, Inc.	304,017	1,624,965
	Black Diamond Group, Ltd.	36,830	607,173
	CAE, Inc.	358,590	3,109,094
#*	Churchill Corp. (The)	66,413	1,118,581
#*	Clarke, Inc.	99,356	366,793
	Contrans Group, Inc.	54,700	467,073
#*	Electrovaya, Inc.	173,735	514,081
	Exco Technologies, Ltd.	9,700	27,336
*	Garda World Security Corp.	36,450	263,647
*	GLV, Inc.	31,941	231,933
*	Heroux-Devtek, Inc.	85,400	437,208
*	Horizon North Logistics, Inc.	26,145	40,523
#*	Hydrogenics Corp.	14,453	57,158
#	IESI-BFC, Ltd.	289,345	5,770,320
#*	Intermap Technologies, Ltd.	113,894	73,822
	Marsulex, Inc.	54,617	602,324
#	Newalta Corp.	120,713	985,389
	Richelieu Hardware, Ltd.	54,818	1,198,782
	Ritchie Brothers Auctioneers, Inc.	1,100	20,025
	Rocky Mountain Dealerships, Inc.	15,127	115,667
#	Russel Metals, Inc.	229,900	3,917,511
#*	Stantec, Inc.	156,600	3,468,722
#	Student Transportation, Inc.	145,677	741,693
#	Superior Plus Corp.	359,555	4,323,239
	Toromont Industries, Ltd.	214,900	4,632,901
*	Transat A.T., Inc. Class A	2,400	23,199
#	Transcontinental, Inc. Class A	256,564	3,171,652
#	TransForce, Inc.	288,297	2,510,463
*	Vector Aerospace Corp.	91,684	533,973
	WaterFurnace Renewable Energy, Inc.	15,872	397,639
Total Industrials			43,974,554

Information Technology — (5.0%)
*	5N Plus, Inc.	84,327	413,497
	Aastra Technologies, Ltd.	12,205	263,694
*	Absolute Software Corp.	159,900	629,356
*	AXIA NetMedia Corp.	182,767	293,581
#*	Bridgewater Systems Corp.	54,134	444,442
	Calian Technologies, Ltd.	10,929	178,428
*	Celestica, Inc.	797,607	6,443,493
#*	COM DEV International, Ltd.	235,300	419,961
	Computer Modelling Group, Ltd.	42,400	668,331
	Constellation Software, Inc.	21,800	836,532
	Dalsa Corp.	59,800	628,025
*	Descartes Systems Group, Inc. (The)	154,000	826,020
#*	DragonWave, Inc.	24,500	146,832
	Enghouse Systems, Ltd.	27,550	204,448
	Evertz Technologies, Ltd.	116,740	1,480,428
*	EXFO, Inc.	28,351	146,476
#	Gennum Corp.	111,700	682,025

80

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Information Technology — (Continued)
*	Hemisphere GPS, Inc.	197,900	$126,412
*	KAB Distribution, Inc.	298,515	—
*	MacDonald Dettweiler & Associates, Ltd.	140,620	5,783,048
*	March Networks Corp.	29	90
#	Matrikon, Inc.	72,400	305,365
*	Miranda Technologies, Inc.	84,301	379,317
	MKS, Inc.	11,060	122,075
	Mosaid Technologies, Inc.	35,600	660,467
#*	Open Text Corp.	135,242	5,081,659
*	Points International, Ltd.	355,081	206,801
*	Redknee Solutions, Inc.	105,918	124,369
*	RuggedCom, Inc.	25,966	283,430
#*	Sandvine Corp.	337,170	646,120
*	Sierra Wireless, Inc.	127,100	844,110
*	Softchoice Corp.	300	2,381
#*	Tranzeo Wireless Technologies, Inc.	21,440	14,702
*	Vecima Network, Inc.	39,308	156,191
*	Webtech Wireless, Inc.	279,500	102,395
	Wi-Lan, Inc.	320,200	968,526
#*	Zarlink Semiconductor, Inc.	301,876	504,757
Total Information Technology			31,017,784

Materials — (30.3%)
#*	Ainsworth Lumber Co., Ltd.	205,932	559,056
	Alamos Gold, Inc.	389,180	5,969,949
*	Almaden Minerals, Ltd.	108,300	96,646
*	Altius Minerals Corp.	112,600	1,100,033
*	Amerigo Resources, Ltd.	472,500	297,379
#*	Anatolia Minerals Development, Ltd.	339,174	1,784,204
*	Anvil Mining, Ltd.	321,541	845,723
*	Atna Resource, Ltd.	126,947	65,587
#*	AuEx Ventures, Inc.	55,728	180,604
#*	Augusta Resource Corp.	268,174	410,618
#*	Aura Minerals, Inc.	403,761	1,528,493
#*	Aurizon Mines, Ltd.	569,550	2,803,478
#*	Avalon Rare Metals, Inc.	213,896	403,862
#*	B2Gold Corp.	716,651	1,110,774
*	Baffinland Iron Mines Corp.	698,993	252,794
*	Baja Mining Corp.	157,941	91,986
#*	Breakwater Resources, Ltd.	137,833	319,804
*	Brigus Gold Corp.	62,045	77,517
	Canam Group, Inc.	158,700	1,045,030
*	Canfor Corp.	344,535	2,750,972
#*	Capstone Mining Corp.	621,078	1,260,184
*	Cardero Resource Corp.	185,860	211,254
*	Carpathian Gold, Inc.	187,500	56,362
	Cascades, Inc.	235,076	1,417,677
*	Catalyst Paper Corp.	1,675,887	244,012
	CCL Industries, Inc. Class B	95,640	2,560,462
*	Centerra Gold, Inc.	144,891	1,595,155
*	Claude Resources, Inc.	1,133,600	1,213,944
#*	Colossus Minerals, Inc.	248,719	1,707,892
*	Consolidated Thompson Iron Mines, Ltd.	650,446	4,435,901
*	Copper Mountain Mining Corp.	237,912	476,025
#*	Crystallex International Corp.	1,355,025	528,238
#*	Detour Gold Corp.	229,601	5,100,807
*	Duluth Metals, Ltd.	264,101	367,169
#*	Dundee Precious Metals, Inc.	274,897	1,182,686
#*	Dynasty Metals & Mining, Inc.	34,916	121,356
#*	Eastern Platinum, Ltd.	2,845,360	2,592,644
#*	Eastmain Resources, Inc.	241,317	290,156
81

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Materials — (Continued)
#*	ECU Silver Mining, Inc.	937,737	$546,143
#*	Endeavour Silver Corp.	160,230	546,367
#*	Entree Gold, Inc.	261,600	491,475
#*	Equinox Minerals, Ltd.	1,678,290	5,880,439
*	Etruscan Resources, Inc.	512,055	211,643
*	Euro Goldfields, Ltd.	521,060	3,333,257
*	Excellon Resources, Inc.	598,400	466,556
*	Far West Mining, Ltd.	157,285	650,091
*	Farallon Mining, Ltd.	1,241,950	408,325
#*	First Majestic Silver Corp.	247,111	993,504
#*	First Uranium Corp.	51,430	54,592
*	Formation Capital Corp.	20,100	17,182
*	Forsys Metals Corp.	199,402	445,800
*	Fortress Paper, Ltd.	24,233	479,857
#*	Fortuna Silver Mines, Inc.	342,168	671,768
*	Fortune Minerals, Ltd.	9,000	5,326
*	Fronteer Gold, Inc.	325,800	1,955,626
*	Gammon Gold, Inc.	365,450	1,997,951
*	Globestar Mining Corp.	296,306	250,505
*	Golden Star Resources, Ltd.	855,400	3,776,600
#*	Grande Cache Coal Corp.	296,400	1,531,351
#*	Great Basin Gold, Ltd.	973,590	1,655,345
#*	Great Panther Silver, Ltd.	297,898	215,473
#*	Greystar Resources, Ltd.	91,130	413,469
#*	Guyana Goldfields, Inc.	224,762	1,463,154
*	Hanfeng Evergreen, Inc.	142,791	779,311
*	Harry Winston Diamond Corp.	219,100	2,694,114
*	HudBay Minerals, Inc.	477,851	5,013,946
*	Imperial Metals Corp.	78,090	1,172,212
*	Inter-Citic Minerals, Inc.	252,245	353,055
*	International Forest Products, Ltd. Series A	166,200	640,101
*	International Tower Hill Mines, Ltd.	163,342	1,100,148
*	Intertape Polymer Group, Inc.	129,920	268,493
*	Ivernia, Inc.	58,343	15,071
#*	Jaguar Mining, Inc.	224,456	1,992,494
#*	Jinshan Gold Mines, Inc.	490,000	1,657,038
*	Katanga Mining, Ltd.	890,500	543,727
#*	Keegan Resources, Inc.	108,983	579,441
*	Kimber Resources, Inc.	21,200	17,126
*	Kirkland Lake Gold, Inc.	187,280	1,491,836
*	La Mancha Resources, Inc.	301,656	518,558
*	Labrador Iron Mines Holdings, Ltd.	103,140	424,361
#*	Lake Shore Gold Corp.	981,331	2,949,847
*	Laramide Resources, Ltd.	241,000	178,846
*	Lundin Mining Corp.	1,147,100	3,243,409
#*	MAG Silver Corp.	105,890	653,513
*	MagIndustries Corp.	224,665	66,478
	Major Drilling Group International, Inc.	101,500	2,068,043
#*	MDN, Inc.	242,980	89,016
#*	Mercator Minerals, Ltd.	401,371	565,550
	Methanex Corp.	359,200	7,068,940
*	Migao Corp.	160,400	895,004
*	Minco Base Metals Corp.	2,780	—
#*	Minco Silver Corp.	77,495	219,844
#*	Minefinders Corp.	202,837	1,808,204
#*	Minera Andes, Inc.	580,248	446,953
*	Nautilus Minerals, Inc.	66,112	92,534
*	Neo Material Technologies, Inc.	384,000	1,291,363
#*	Nevada Copper Corp.	136,307	262,486
#*	New Gold, Inc.	908,262	5,639,577
*	NGEx Resources, Inc.	500	235

82

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Materials — (Continued)
*	Norbord, Inc.	67,120	$717,510
#*	Norsemont Mining, Inc.	132,836	268,280
*	North American Palladium, Ltd.	343,990	1,082,492
*	Northern Dynasty Minerals, Ltd.	174,678	1,133,836
*	Northgate Minerals Corp.	937,300	2,835,100
*	Northland Resources SA	8,583	14,916
#*	Novagold Resources, Inc.	483,609	3,370,794
*	Oromin Explorations, Ltd.	39,712	32,081
*	Orvana Minerals Corp.	236,071	288,284
#	Pan Amer Silver Corp.	220,900	5,554,923
*	Peregrine Diamonds, Ltd.	225,554	406,804
*	Petaquilla Minerals, Ltd.	257,380	79,785
*	Phoscan Chemical Corp.	303,150	115,331
*	Platinum Group Metals, Ltd.	240,887	409,568
*	Platmin, Ltd.	108,562	112,177
*	Polaris Miner Corp.	45,838	58,990
#*	PolyMet Mining Corp.	423,377	628,374
#*	Potash One, Inc.	210,560	435,143
#*	Quadra FNX Mining, Ltd.	543,917	5,002,064
*	Queenston Mining, Inc.	169,669	610,429
*	Richmont Mines, Inc.	62,947	277,320
*	Rubicon Minerals Corp.	477,565	1,641,903
*	Sabina Gold & Silver Corp.	190,893	451,881
*	Samuel Manu-Tech, Inc.	20,400	76,652
*	Scorpio Mining Corp.	462,718	291,223
#*	Seabridge Gold, Inc.	114,412	3,562,780
*	SEMAFO, Inc.	838,035	6,337,121
#	Sherritt International Corp.	821,953	4,416,487
*	Shore Gold, Inc.	837,013	534,657
*	Silver Standard Resources, Inc.	229,462	4,093,263
#	Silvercorp Metals, Inc.	482,000	3,169,414
*	Sprott Resource Corp.	243,816	920,709
*	St. Andrew Goldfields, Ltd.	331,553	411,113
*	Starfield Resources, Inc.	953,115	49,243
	Stella-Jones, Inc.	29,600	757,691
*	Stornoway Diamond Corp.	46,431	25,297
#*	Tanzanian Royalty Exploration Corp.	316,139	1,570,969
#*	Taseko Mines, Ltd.	649,000	2,755,606
#*	Thompson Creek Metals Co., Inc.	474,700	4,120,265
#*	Timminco, Ltd.	194,700	95,105
*	Ventana Gold Corp.	57,776	431,468
*	Virginia Mines, Inc.	74,261	496,678
	Wesdome Gold Mines, Ltd.	256,800	566,887
	West Fraser Timber Co., Ltd.	123,716	3,861,803
#*	Western Coal Corp.	668,100	2,610,771
	Winpak, Ltd.	63,110	528,807
*	Yukon-Nevada Gold Corp.	278,849	64,175
Total Materials			189,595,275

Telecommunication Services — (0.2%)
#	Manitoba Telecom Services, Inc.	57,838	1,462,046
*	Wireless Matrix Corp.	127,500	105,397
Total Telecommunication Services			1,567,443

Utilities — (0.7%)
#*	Algonquin Power & Utilities Corp.	265,035	1,023,243
*	AtCo, Ltd.	7,874	352,372
*	BioteQ Environmental Technologies, Inc.	58,602	44,039
*	Boralex, Inc. Class A	81,274	606,186
	Emera, Inc.	64,761	1,497,737
*	Maxim Power Corp.	89,500	243,812

83

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Utilities — (Continued)
Pacific Northern Gas, Ltd.	5,999	$143,699
* Plutonic Power Corp.	115,551	265,934
Total Utilities		4,177,022
TOTAL COMMON STOCKS		499,621,392

	Face
	Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 07/02/10 (Collateralized by
$1,455,000 FHLMC 4.00%, 12/15/38, valued at $1,493,345) to be repurchased at
$1,493,016	$1,493	1,493,000

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (19.9%)
§@ DFA Short Term Investment Fund	103,927,021	103,927,021
@ Repurchase Agreement, Deutsche Bank Securities 0.04%, 07/01/10 (Collateralized by
FHLMC, rates ranging from 4.650%(r) to 6.144%(r), maturities ranging from 07/01/36 to 03/01/38 & FNMA, rates ranging from 5.047%(r) to 5.962%(r), maturities ranging
from 01/01/37 to 01/01/48, valued at $20,696,571) to be repurchased at $20,290,780	$20,291	20,290,757
TOTAL SECURITIES LENDING COLLATERAL		124,217,778

TOTAL INVESTMENTS — (100.0%)
(Cost $720,347,837)^		$625,332,170
____________________

^ The cost for federal income tax purposes is $720,347,837.

See accompanying Notes to Financial Statements.
84

THE JAPANESE SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
October 31, 2009

	Shares	Value††
COMMON STOCKS — (87.1%)
Consumer Discretionary — (18.4%)
*ABILIT Corp.	450,500	$582,733
Accordia Golf Co., Ltd.	1,227	1,139,298
Aeon Fantasy Co., Ltd.	60,432	798,816
Aichi Machine Industry Co., Ltd.	285,000	842,144
*Aigan Co., Ltd.	61,600	368,311
Aisan Industry Co., Ltd.	133,600	988,718
#*Akebono Brake Industry Co., Ltd.	296,500	2,307,863
*Alpen Co., Ltd.	13,700	252,541
Alpha Corp.	31,700	188,412
*Alpine Electronics, Inc.	217,800	2,140,689
#Amiyaki Tei Co., Ltd.	239	503,548
Amuse, Inc.	29,999	336,174
*Anrakutei Co., Ltd.	50,000	236,362
AOI Advertising Promotion, Inc.	39,000	194,938
AOKI Holdings, Inc.	139,400	1,361,263
Aoyama Trading Co., Ltd.	95,000	1,522,413
*Arnest One Corp.	61,700	710,137
*Asahi Co., Ltd.	4,400	81,512
#*Asahi Tec Corp.	2,201,000	651,633
#Asatsu-DK, Inc.	53,600	1,057,040
#*ASKUL Corp.	24,200	475,183
Asti Corp.	50,000	109,904
#*Atom Corp.	139,300	464,311
Atsugi Co., Ltd.	701,000	882,277
Autobacs Seven Co., Ltd.	40,800	1,376,034
#Avex Group Holdings, Inc.	151,400	1,368,926
Bals Corp.	7	5,474
Best Denki Co., Ltd.	271,000	1,193,253
#Bic Camera, Inc.	501	188,209
Bookoff Corp.	7,900	108,522
#*Calsonic Kansei Corp.	506,000	1,368,310
*Can Do Co., Ltd.	9	9,940
*Carchs Holdings Co., Ltd.	710,600	274,349
Catena Corp.	92,000	218,138
*Chimney Co., Ltd.	600	10,199
Chiyoda Co., Ltd.	136,600	1,627,557
Chofu Seisakusho Co., Ltd.	105,600	2,087,462
Chori Co., Ltd.	658,000	761,790
Chuo Spring Co., Ltd.	205,000	587,920
#*Clarion Co., Ltd.	689,000	654,391
Cleanup Corp.	119,300	831,851
Colowide Co., Ltd.	200,450	1,334,472
#*Columbia Music Entertainment, Inc.	157,000	57,912
Corona Corp.	84,800	1,135,722
Cross Plus, Inc.	22,000	228,952
#Culture Convenience Club Co., Ltd.	120,600	742,341
#Daido Metal Co., Ltd.	144,000	387,234
Daidoh, Ltd.	125,600	883,242
#*Daiei, Inc. (The)	223,900	829,392
Daikoku Denki Co., Ltd.	49,400	979,267
Daimaruenawin Co., Ltd.	400	2,514
Dainichi Co., Ltd.	57,700	377,825
Daisyo Corp.	63,200	854,344
*Daito Woolen Spinning & Weaving Co., Ltd.	13,000	11,248
#Daiwabo Holdings Co., Ltd.	466,000	1,816,795
DCM Japan Holdings Co., Ltd.	241,300	1,560,591
Descente, Ltd.	260,000	1,257,295
#Doshisha Co., Ltd.	63,600	1,193,191

85

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Doutor Nichires Holdings Co., Ltd.	172,286	$2,493,483
Dynic Corp.	127,000	212,170
Eagle Industry Co., Ltd.	136,000	675,978
#*Econach Co., Ltd.	177,000	83,582
#Edion Corp.	266,500	2,152,446
Exedy Corp.	120,500	2,477,717
F&A Aqua Holdings, Inc.	60,638	671,237
FCC Co., Ltd.	44,700	768,600
Fine Sinter Co., Ltd.	49,000	90,183
#Foster Electric Co., Ltd.	81,900	2,096,701
#France Bed Holdings Co., Ltd.	759,000	1,177,629
#Fuji Co., Ltd.	100,200	1,992,367
Fuji Corp., Ltd.	113,900	461,573
#*Fuji Kiko Co., Ltd.	151,000	182,949
#Fuji Kyuko Co., Ltd.	356,000	1,767,450
Fuji Oozx, Inc.	6,000	15,910
Fujibo Holdings, Inc.	46,000	76,202
Fujikura Rubber, Ltd.	74,000	308,177
#Fujita Kanko, Inc.	402,100	1,597,248
#Fujitsu General, Ltd.	334,000	1,102,633
Funai Electric Co., Ltd.	21,800	1,017,116
#Furukawa Battery Co., Ltd.	71,000	625,439
G-7 Holdings, Inc.	29,200	161,310
*Gajoen Kanko Co.	37,000	—
#Gakken Holdings Co., Ltd.	327,000	934,136
Genki Sushi Co., Ltd.	19,200	255,024
GEO Co., Ltd.	1,255	1,303,278
#GLOBERIDE, Inc.	433,000	541,004
#*Goldwin, Inc.	175,000	337,525
Gourmet Kineya Co., Ltd.	67,000	446,923
*Gro-Bels Co., Ltd.	177,000	37,262
*GSI Creos Corp.	194,000	221,905
#Gulliver International Co., Ltd.	8,380	621,453
Gunze, Ltd.	624,000	2,458,023
#H2O Retailing Corp.	119,000	723,259
Hakuyosha Co., Ltd.	88,000	270,158
Happinet Corp.	36,100	500,988
Haruyama Trading Co., Ltd.	49,900	217,132
#*Haseko Corp.	1,933,000	1,483,692
Heiwa Corp.	68,900	674,506
#Hiday Hidaka Corp.	6,900	85,421
Hikari Tsushin, Inc.	49,100	921,145
#Himaraya Co., Ltd.	38,300	133,425
#HIS Co., Ltd.	108,500	2,331,925
#Hitachi Koki Co., Ltd.	81,800	905,463
Horipro, Inc.	47,000	410,436
*I Metal Technology Co., Ltd.	150,000	234,118
#*Ichibanya Co., Ltd.	3,400	86,097
Ichikawa Co., Ltd.	63,000	136,670
#*Ichikoh Industries, Ltd.	289,000	514,399
*Ikyu Corp.	192	90,954
Imasen Electric Industrial Co., Ltd.	54,400	695,065
Imperial Hotel, Ltd.	10,250	206,096
*Impress Holdings, Inc.	112,400	278,798
*Intage, Inc.	1,300	23,326
Ishizuka Glass Co., Ltd.	109,000	234,130
*Izuhakone Railway Co., Ltd.	300	17,997
*Izutsuya Co., Ltd.	350,000	164,112
#*Janome Sewing Machine Co., Ltd.	37,000	25,102
Japan Vilene Co., Ltd.	166,000	883,669
#Japan Wool Textile Co., Ltd. (The)	308,000	2,056,646

86

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Jeans Mate Corp.	38,208	$222,254
*Jidosha Buhin Kogyo Co., Ltd.	82,000	129,623
Joban Kosan Co., Ltd.	221,000	362,915
#Joshin Denki Co., Ltd.	196,000	1,370,265
Juntendo Co., Ltd.	35,000	46,526
#*JVC Kenwood Holdings, Inc.	2,477,300	1,180,994
Kabuki-Za Co., Ltd.	39,000	1,587,083
Kadokawa Holdings, Inc.	91,900	2,180,660
Kanto Auto Works, Ltd.	178,600	1,697,589
#*Kappa Create Co., Ltd.	3,750	84,696
Kasai Kogyo Co., Ltd.	119,000	314,386
#Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	318,277
#*Kawashima Selkon Textiles Co., Ltd.	335,000	267,804
*Kayaba Industry Co., Ltd.	726,000	2,098,187
Keihin Corp.	57,300	870,352
#Keiyo Co., Ltd.	195,000	946,874
Kentucky Fried Chicken Japan, Ltd.	78,000	1,455,688
#*Kinki Nippon Tourist Co., Ltd.	46,000	41,967
Kinugawa Rubber Industrial Co., Ltd.	198,000	383,033
#Kisoji Co., Ltd.	87,000	1,901,052
Koekisha Co., Ltd.	13,600	242,000
Kohnan Shoji Co., Ltd.	91,600	1,112,302
#Kojima Co., Ltd.	126,600	638,568
Komatsu Seiren Co., Ltd.	145,000	568,627
Komeri Co., Ltd.	59,600	1,647,271
Konaka Co., Ltd.	104,960	304,651
Kourakuen Corp.	1,100	14,243
#K’s Holdings Corp.	130,772	4,237,998
Ku Holdings Co., Ltd.	68,200	252,799
Kura Corp.	283	984,686
Kurabo Industries, Ltd.	856,000	1,477,290
#Kuraudia Co., Ltd.	4,800	70,227
Kuroganeya Co., Ltd.	14,000	50,104
#Kyoritsu Maintenance Co., Ltd.	49,660	816,470
Kyoto Kimono Yuzen Co., Ltd.	55,700	551,950
Kyowa Leather Cloth Co., Ltd.	73,500	295,913
#*Laox Co., Ltd.	706,000	775,489
#*Look, Inc.	588,000	617,766
*Magara Construction Co., Ltd.	135,000	1,500
*Mamiya-Op Co., Ltd.	285,000	281,493
Marche Corp.	23,000	190,788
Mars Engineering Corp.	45,500	1,418,579
Maruei Department Store Co., Ltd.	142,000	198,741
#*Maruzen Co., Ltd. (6569583)	85,000	91,000
Maruzen Co., Ltd. (6573498)	46,000	224,500
#*Matsuya Co., Ltd.	162,500	1,551,616
Matsuya Foods Co., Ltd.	59,400	851,659
*Meiwa Industry Co., Ltd.	38,000	54,247
Mikuni Corp.	114,000	156,516
#*Misawa Homes Co., Ltd.,	77,000	279,987
#Misawa Resort Co., Ltd.	190,000	310,720
*Mitsuba Corp.	152,690	670,390
Mitsui Home Co., Ltd.	167,000	921,751
#Mizuno Corp.	450,000	2,074,423
Mos Food Services, Inc.	110,000	1,814,924
MR Max Corp.	123,800	589,856
Musashi Seimitsu Industry Co., Ltd.	33,400	693,049
#*Naigai Co., Ltd.	2,723,000	1,340,373
#Nexyz Corp.	3,700	130,233
*Nice Holdings, Inc.	335,000	712,023
*Nichimo Corp.	667,000	7,410

87

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Nidec Copal Corp.	108,700	$1,629,716
Nidec Tosok Corp.	61,000	520,798
Nihon Tokushu Toryo Co., Ltd.	56,000	208,205
Nikko Travel Co., Ltd.	12,200	27,055
Nippon Felt Co., Ltd.	67,200	302,469
*Nippon Piston Ring Co., Ltd.	293,000	313,512
Nippon Seiki Co., Ltd.	148,400	1,558,419
#Nishimatsuya Chain Co., Ltd.	222,800	2,231,426
Nissan Shatai Co., Ltd.	407,023	3,430,896
Nissen Holdings Co., Ltd.	207,400	679,305
Nissin Kogyo Co., Ltd.	64,300	956,856
Nittan Valve Co., Ltd.	82,800	264,662
*Nitto Kako Co., Ltd.	98,000	75,392
Noritsu Koki Co., Ltd.	96,200	810,391
#*Omikenshi Co., Ltd.	176,000	155,394
Onward Holdings Co., Ltd.	62,000	384,879
Pacific Golf Group International Holdings KK	594	407,445
Pacific Industrial Co., Ltd.	183,000	827,758
*Pal Co., Ltd.	2,000	42,428
PanaHome Corp.	440,200	2,756,561
Parco Co., Ltd.	270,800	2,370,672
#Paris Miki Holdings, Inc.	164,400	1,352,069
*PIA Corp.	28,800	390,795
Piolax, Inc.	44,500	755,375
#*Pioneer Electronic Corp.	4,100	10,158
Plenus Co., Ltd.	15,400	210,022
Press Kogyo Co., Ltd.	375,000	820,759
#Resorttrust, Inc.	164,008	1,866,646
*Rhythm Watch Co., Ltd.	443,000	595,389
Right On Co., Ltd.	70,525	598,982
Riken Corp.	359,000	1,301,874
#Ringer Hut Co., Ltd.	74,800	947,411
Riso Kyoiku Co., Ltd.	785	47,083
Roland Corp.	88,300	942,606
Round One Corp.	15,000	109,873
#Royal Co., Ltd.	138,200	1,526,546
Ryohin Keikaku Co., Ltd.	25,100	1,129,748
*Sagami Chain Co., Ltd.	77,000	685,903
#*Sagami Co., Ltd.	239,000	473,566
Sagami Rubber Industries Co., Ltd.	15,000	39,611
#Saint Marc Holdings Co., Ltd.	37,300	1,120,835
#Saizeriya Co., Ltd.	168,800	3,256,721
*Sakai Ovex Co., Ltd.	205,000	199,910
*Sanden Corp.	487,000	1,405,320
Sanoh Industrial Co., Ltd.	114,900	727,922
#Sanrio Co., Ltd.	235,800	1,933,963
Sanyo Housing Nagoya Co., Ltd.	354	324,047
#Sanyo Shokai, Ltd.	462,000	1,492,328
Scroll Corp.	77,300	327,123
#Seiko Holdings Corp.	391,407	811,599
Seiren Co., Ltd.	215,100	1,413,966
Senshukai Co., Ltd.	159,600	1,076,037
#*Seven Seas Holdings Co., Ltd.	827,000	383,860
#Shikibo, Ltd.	497,000	1,187,296
Shimachu Co., Ltd.	53,000	1,252,967
Shinyei Kaisha	96,000	132,397
*Shiroki Co., Ltd.	302,000	482,420
#Shobunsha Publications, Inc.	353,700	2,401,120
Shochiku Co., Ltd.	416,400	3,658,864
Showa Corp.	247,300	1,442,323
#*Silver Seiko, Ltd.	742,000	48,989

88

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
SKY Perfect JSAT Holdings, Inc.	1,241	$567,458
SNT Corp.	93,800	243,644
#*Sofmap Co., Ltd.	43,100	80,591
Soft99 Corp.	71,500	404,305
Sotoh Co., Ltd.	49,700	483,483
SPK Corp.	16,800	213,239
*Studio Alice Co., Ltd.	6,100	62,127
Suminoe Textile Co., Ltd.	260,000	367,003
#Sumitomo Forestry Co., Ltd.	197,266	1,511,319
#*Suzutan Co., Ltd.	26,200	75,214
*SxL Corp.	493,000	280,101
Tac Co., Ltd.	1,300	5,237
Tachikawa Corp.	50,800	250,098
Tachi-S Co., Ltd.	119,440	954,892
Taiho Kogyo Co., Ltd.	95,200	708,110
Takamatsu Construction Group Co., Ltd.	97,000	1,367,139
#Taka-Q Co., Ltd.	73,000	125,532
*Takata Corp.	9,000	167,924
#*Take & Give Needs Co., Ltd.	1,380	178,066
*Tamron Co., Ltd.	7,900	86,069
#*Tasaki Shinju Co., Ltd.	714,000	816,117
Taya Co., Ltd.	5,000	36,823
*TBK Co., Ltd.	72,000	120,845
*TDF Corp.	27,000	30,556
Teikoku Piston Ring Co., Ltd.	108,100	440,545
Teikoku Sen-I Co., Ltd.	78,000	453,756
Telepark Corp.	315	602,551
#*Ten Allied Co., Ltd.	50,000	174,912
Tigers Polymer Corp.	59,000	253,809
#Toabo Corp.	346,000	269,902
Toei Co., Ltd.	339,000	1,908,896
#*Tohoku Misawa Homes Co., Ltd.	37,500	87,139
*Tokai Kanko Co., Ltd.	505,999	161,231
Tokai Rika Co., Ltd.	85,400	1,763,647
Tokai Rubber Industries, Ltd.	106,300	1,253,996
#*Tokai Senko K.K.	284,000	378,758
*Token Corp.	7,710	243,148
Tokyo Dome Corp.	638,200	2,003,691
Tokyo Individualized Educational Institute , Inc.	3,200	5,988
Tokyo Kaikan Co., Ltd.	12,000	48,087
Tokyo Soir Co., Ltd.	49,000	123,427
Tokyo Style Co., Ltd.	316,700	2,663,662
Tokyotokeiba Co., Ltd.	876,000	1,376,463
Tokyu Recreation Co., Ltd.	77,000	475,223
#Tomy Co., Ltd.	313,193	2,764,145
#*Tonichi Carlife Group, Inc.	318,000	331,098
Topre Corp.	180,100	1,609,688
*Toridoll.Corp.	23	49,050
*Totenko Co., Ltd.	57,000	103,950
#*Touei Housing Corp.	118,740	1,360,916
*Tow Co., Ltd.	4,800	28,196
Toyo Radiator Co., Ltd.	253,000	677,378
*Toyo Tire & Rubber Co., Ltd.	711,000	1,339,650
Toyobo Co., Ltd.	1,507,000	2,337,913
TS Tech Co., Ltd.	58,700	1,126,220
#*Tsukamoto Co., Ltd.	67,000	58,762
Tsutsumi Jewelry Co., Ltd.	53,300	1,254,610
TV Tokyo Corp.	3,200	80,361
United Arrows, Ltd.	2,300	23,380
#*Unitika, Ltd.	1,629,000	1,284,522
#U-Shin, Ltd.	94,500	499,265

89

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Watabe Wedding Corp.	29,500	$380,978
#Watami Food Service Co., Ltd.	119,600	2,355,367
*Wondertable, Ltd.	97,000	96,365
Xebio Co., Ltd.	52,800	1,194,615
Yamato International, Inc.	43,000	189,400
Yellow Hat, Ltd.	73,700	702,534
Yokohama Reito Co., Ltd.	175,000	1,172,032
#Yomiuri Land Co., Ltd.	246,000	813,275
Yonex Co., Ltd.	40,000	295,829
#Yorozu Corp.	73,500	880,060
#Yoshinoya Holdings Co., Ltd.	2,168	2,538,257
#Zenrin Co., Ltd.	127,400	1,865,455
#Zensho Co., Ltd.	362,900	2,526,504

Total Consumer Discretionary		247,477,761

Consumer Staples — (9.1%)
#Aderans Holdings Co., Ltd.	142,450	1,764,083
*Aeon Hokkaido Corp.	424,900	1,359,990
Ahjikan Co., Ltd.	10,500	87,472
Arcs Co., Ltd.	2,000	29,381
#Ariake Japan Co., Ltd.	111,700	1,742,013
Cawachi, Ltd.	81,200	1,684,685
CFS Corp.	122,000	696,919
#Chubu Shiryo Co., Ltd.	89,000	828,033
Chuo Gyorui Co., Ltd.	93,000	186,163
Circle K Sunkus Co., Ltd.	2,800	38,436
Coca-Cola Central Japan Co., Ltd.	118,800	1,591,809
Cocakara Fine Holdings, Inc.	36,060	823,804
CVS Bay Area, Inc.	55,000	70,277
DyDo Drinco, Inc.	54,800	1,673,288
Echo Trading Co., Ltd.	11,000	124,683
Ensuiko Sugar Refining Co., Ltd.	103,000	179,470
Fancl Corp.	170,300	3,039,176
#*First Baking Co., Ltd.	183,000	217,220
Fuji Oil Co., Ltd.	155,000	2,339,901
Fujicco Co., Ltd.	117,600	1,292,223
#*Fujiya Co., Ltd.	549,000	1,034,092
Hagoromo Foods Corp.	40,000	458,754
Harashin Narus Holdings Co., Ltd.	61,500	677,938
#*Hayashikane Sangyo Co., Ltd.	336,000	459,050
Heiwado Co., Ltd.	174,800	2,288,622
#Hohsui Corp.	120,000	161,662
Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	474,868
Hokuto Corp.	105,700	2,362,600
Inageya Co., Ltd.	175,000	1,820,393
ITO EN, LTD.	2,400	40,366
Itochu-Shokuhin Co., Ltd.	28,600	973,775
Itoham Foods, Inc.	693,800	2,742,506
Izumiya Co., Ltd.	292,000	1,505,873
J-Oil Mills, Inc.	513,000	1,751,895
#Kameda Seika Co., Ltd.	70,000	1,303,176
Kasumi Co., Ltd.	211,000	1,048,200
Kato Sangyo Co., Ltd.	115,600	1,995,111
Key Coffee, Inc.	76,600	1,350,352
Kirindo Co., Ltd.	32,800	173,498
Kose Corp.	6,100	133,451
#Kyodo Shiryo Co., Ltd.	353,000	484,013
Kyokuyo Co., Ltd.	370,000	747,242
Life Corp.	183,900	3,224,609
Lion Corp.	3,000	14,959
Mandom Corp.	82,200	2,143,545

90

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
Marudai Food Co., Ltd.	443,000	$1,461,227
Maruetsu, Inc. (The)	417,000	1,924,974
#Maruha Nichiro Holdings, Inc.	1,651,069	2,422,025
*Maruya Co., Ltd.	14,000	15,613
Matsumotokiyoshi Holdings Co., Ltd.	14,600	335,163
*Maxvalu Tohok Co., Ltd.	18,200	123,106
#Maxvalu Tokai Co., Ltd.	59,400	694,826
*Megmilk Snow Brand Co., Ltd.	180,000	3,549,408
#Meito Sangyo Co., Ltd.	62,300	874,310
Mercian Corp.	413,000	970,299
Mikuni Coca-Cola Bottling Co., Ltd.	183,600	1,547,845
Milbon Co., Ltd.	42,840	1,043,646
Ministop Co., Ltd.	80,600	1,126,556
Mitsui Sugar Co., Ltd.	465,850	1,652,403
Miyoshi Oil & Fat Co., Ltd.	261,000	415,253
#Morinaga & Co., Ltd.	909,000	1,934,253
Morinaga Milk Industry Co., Ltd.	852,000	3,975,218
Morishita Jinton Co., Ltd.	47,800	136,841
Morozoff, Ltd.	108,000	369,684
#Nagatanien Co., Ltd.	118,000	1,145,598
#Nakamuraya Co., Ltd.	203,000	1,075,519
#Nichimo Co., Ltd.	112,000	187,252
Nichirei Corp.	17,000	63,144
Nihon Chouzai Co., Ltd.	22,380	507,166
Niitaka Co., Ltd.	7,260	81,073
Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,314,448
Nippon Flour Mills Co., Ltd.	604,000	3,069,254
*Nippon Formula Feed Manufacturing Co., Ltd.	267,000	324,029
#Nippon Suisan Kaisha, Ltd.	514,500	1,474,528
#Nisshin Oillio Group, Ltd. (The)	548,000	2,887,732
Nissin Sugar Manufacturing Co., Ltd.	149,000	320,996
Nitto Flour Milling Co., Ltd.	64,000	230,150
#Oenon Holdings, Inc.	247,000	522,605
Oie Sangyo Co., Ltd.	20,900	182,030
Okuwa Co., Ltd.	125,000	1,394,172
Olympic Corp.	65,000	463,086
Oriental Yeast Co., Ltd.	101,000	596,560
Pietro Co., Ltd.	10,300	93,190
#Pigeon Corp.	67,800	2,628,743
Poplar Co., Ltd.	25,760	178,902
Prima Meat Packers, Ltd.	705,000	815,667
Riken Vitamin Co., Ltd.	79,300	2,104,680
Rock Field Co., Ltd.	47,800	635,087
Ryoshoku, Ltd.	111,300	2,666,186
S Foods, Inc.	80,500	733,769
#Sakata Seed Corp.	171,000	2,673,715
*San-A Co., Ltd.	600	21,722
Shoei Foods Corp.	44,000	216,910
Showa Sangyo Co., Ltd.	557,000	1,861,814
#Sogo Medical Co., Ltd.	23,000	606,513
Sonton Food Industry Co., Ltd.	43,000	339,107
Starzen Corp.	279,000	727,434
Sugi Holdings Co., Ltd.	3,400	73,845
Takara Holdings, Inc.	28,000	171,337
Three F Co., Ltd.	17,700	118,643
Tobu Store Co., Ltd.	215,000	711,001
Toho Co., Ltd.	158,000	586,919
Tohto Suisan Co., Ltd.	120,000	220,932
Torigoe Co., Ltd.	84,500	752,723
#Toyo Sugar Refining Co., Ltd.	157,000	225,346
Tsukiji Uoichiba Co., Ltd.	57,000	89,635

91

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
Tsuruha Holdings, Inc.	45,200	$1,761,725
Unicafe, Inc.	14,260	157,406
Unicharm Petcare Corp.	73,900	2,611,546
Unimat Offisco Corp.	85,100	867,946
UNY Co., Ltd.	78,800	585,311
Valor Co., Ltd.	173,600	1,489,494
Warabeya Nichiyo Co., Ltd.	51,360	628,183
Yaizu Suisankagaku Industry Co., Ltd.	41,000	510,136
#Yaoko Co., Ltd.	42,200	1,475,485
Yomeishu Seizo Co., Ltd.	100,000	961,903
Yonekyu Corp.	98,000	995,199
Yuasa Funashoku Co., Ltd.	112,000	268,442
#Yukiguni Maitake Co., Ltd.	104,256	515,893
Yutaka Foods Corp.	6,000	94,100

Total Consumer Staples		121,728,157

Energy — (1.2%)
#AOC Holdings, Inc.	139,600	934,194
#BP Castrol K.K.	69,800	267,302
#*Fuji Kosan Co., Ltd.	264,000	212,646
Itochu Enex Co., Ltd.	321,400	1,650,134
Japan Oil Transportation Co., Ltd.	79,000	170,654
Kanto Natural Gas Development Co., Ltd.	169,000	1,023,169
#Kyoei Tanker Co., Ltd.	115,000	265,189
Mitsuuroko Co., Ltd.	178,700	1,270,211
#Modec, Inc.	89,200	1,772,480
#Nippon Gas Co., Ltd.	148,900	2,580,203
Nippon Seiro Co., Ltd.	64,000	106,842
Sala Corp.	129,500	827,245
#San-Ai Oil Co., Ltd.	259,000	1,332,632
Shinko Plantech Co., Ltd.	154,800	1,581,785
Sinanen Co., Ltd.	259,000	1,378,447
Toa Oil Co., Ltd.	360,000	461,704
Toyo Kanetsu K.K.	466,000	773,599

Total Energy		16,608,436

Financials — (9.1%)
Aichi Bank, Ltd. (The)	34,100	2,859,215
Airport Facilities Co., Ltd.	139,670	824,671
Akita Bank, Ltd. (The)	666,400	2,601,266
#Aomori Bank, Ltd. (The)	611,000	1,724,912
#*Arealink Co., Ltd.	3,000	163,205
Awa Bank, Ltd. (The)	113,000	588,732
#Bank of Iwate, Ltd. (The)	57,400	3,400,866
Bank of Nagoya, Ltd. (The)	255,297	1,008,404
Bank of Okinawa, Ltd. (The)	74,500	2,568,916
Bank of Saga, Ltd. (The)	584,000	1,987,588
Bank of the Ryukyus, Ltd.	121,780	1,309,899
#*Cedyna Financial Corp.	502,350	992,128
Century Tokyo Leasing Corp.	308,990	3,451,730
*Chiba Kogyo Bank, Ltd. (The)	169,600	1,486,525
Chukyo Bank, Ltd. (The)	727,000	1,994,034
Daiko Clearing Services Corp.	49,700	263,502
#*Daikyo, Inc.	536,000	1,328,490
#*Daisan Bank, Ltd. (The)	621,000	1,496,248
Daishi Bank, Ltd. (The)	170,000	619,274
Daito Bank, Ltd. (The)	498,000	371,480
Ehime Bank, Ltd. (The)	593,000	1,613,200
Eighteenth Bank, Ltd. (The)	614,000	1,694,315
*Fuji Fire & Marine Insurance Co., Ltd. (The)	526,000	602,215
#Fukui Bank, Ltd. (The)	841,000	2,791,181

92

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Financials — (Continued)
*Fukushima Bank, Ltd.	836,000	$485,909
Fuyo General Lease Co., Ltd.	92,500	2,043,865
Goldcrest Co., Ltd.	55,870	1,695,929
Heiwa Real Estate Co., Ltd.	171,000	560,299
Higashi-Nippon Bank, Ltd.	626,000	1,350,903
Higo Bank, Ltd. (The)	95,000	562,364
Hokkoku Bank, Ltd. (The)	634,000	2,487,919
Hokuetsu Bank, Ltd. (The)	875,000	1,469,677
Hyakugo Bank, Ltd. (The)	235,000	1,123,833
Hyakujishi Bank, Ltd. (The)	195,000	803,610
IBJ Leasing Co., Ltd.	96,200	1,646,509
Ichiyoshi Securities Co., Ltd.	160,600	1,196,683
*Iida Home Max	2,600	46,701
Juroku Bank, Ltd.	293,000	1,048,252
#*Kabu.Com Securities Co., Ltd.	1,023	1,094,448
*Kachikaihatsu Co., Ltd.	186,000	50,976
Kagawa Bank, Ltd. (The)	269,350	971,585
*Kanto Tsukuba Bank, Ltd. (The)	188,800	629,763
Keiyo Bank, Ltd. (The)	14,000	67,286
#*Kenedix, Inc.	722	274,385
Kirayaka Bank, Ltd.	98,000	83,199
Kita-Nippon Bank, Ltd. (The)	29,706	895,635
Kiyo Holdings, Inc.	2,135,900	2,559,406
#Kobayashi Yoko Co., Ltd.	268,200	912,155
#Kosei Securities Co., Ltd.	295,000	321,340
Leopalace21 Corp.	98,700	534,073
Marusan Securities Co., Ltd.	256,000	1,520,881
Michinoku Bank, Ltd. (The)	524,000	1,186,007
*Minato Bank, Ltd. (The)	1,190,000	1,496,942
*Mito Securities Co., Ltd.	271,000	603,011
Miyazaki Bank, Ltd. (The)	494,000	2,256,087
#*Mizuho Investors Securities Co., Ltd.	1,017,000	1,037,688
#Monex Group, Inc.	2,606	1,030,830
Musashino Bank, Ltd.	62,900	1,797,880
Nagano Bank, Ltd. (The)	314,000	658,044
*New Real Property K.K.	43,900	—
#*NIS Group Co., Ltd.	1,193,425	493,074
#Nisshin Fudosan Co., Ltd.	103,700	556,007
Ogaki Kyoritsu Bank, Ltd. (The)	306,000	1,048,348
Oita Bank, Ltd. (The)	491,900	1,997,881
Okasan Securities Group, Inc.	594,000	2,807,164
Ricoh Leasing Co., Ltd.	89,000	1,820,043
#RISA Partners, Inc.	479	377,184
San-in Godo Bank, Ltd. (The)	79,000	686,924
#Sankei Building Co., Ltd.	182,100	1,405,883
Sapporo Hokuyo Holdings, Inc.	426,200	1,438,676
#*Senshu Ikeda Holdings, Inc.	1,258,000	4,304,438
Shikoku Bank, Ltd.	742,000	2,503,893
#Shimizu Bank, Ltd.	32,100	1,383,797
Sumitomo Real Estate Sales Co., Ltd.	33,200	1,164,240
*Sun Frontier Fudousan Co., Ltd.	208	51,706
Takagi Securities Co., Ltd.	208,000	375,340
#TOC Co., Ltd.	422,050	1,979,424
Tochigi Bank, Ltd.	386,000	1,769,077
Toho Bank, Ltd.	759,200	2,528,493
Toho Real Estate Co., Ltd.	158,200	975,469
Tohoku Bank, Ltd.	390,000	595,324
Tokai Tokyo Financial Holdings, Inc.	898,000	2,910,323
#Tokushima Bank, Ltd.	267,200	979,953
Tokyo Rakutenchi Co., Ltd.	222,000	907,768
Tokyo Tatemono Co., Ltd.	359,000	1,711,799

93

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Financials — (Continued)
#Tokyo Theatres Co., Inc.	299,000	$497,976
Tokyo Tomin Bank, Ltd.	110,100	1,605,126
#Tokyu Livable, Inc.	102,300	925,517
Tomato Bank, Ltd.	397,000	831,977
#Tottori Bank, Ltd.	328,000	932,930
#*Towa Bank, Ltd.	876,000	574,008
*Toyo Securities Co., Ltd.	307,000	604,606
Yachiyo Bank, Ltd.	1,400	41,376
Yamagata Bank, Ltd.	584,500	2,803,136
Yamanashi Chuo Bank, Ltd.	244,000	1,116,474
Yuraku Real Estate Co., Ltd.	281,000	1,016,233

Total Financials		121,967,657

Health Care — (3.5%)
Aloka Co., Ltd.	89,000	711,092
As One Corp.	69,568	1,283,821
ASKA Pharmaceutical Co., Ltd.	101,000	884,210
Create Medic Co., Ltd.	28,000	279,562
Eiken Chemical Co., Ltd.	78,900	922,550
Falco Biosystems, Ltd.	34,300	384,124
#Fuso Pharmaceutical Industries, Ltd.	322,000	1,000,475
Hitachi Medical Corp.	84,000	809,893
Hogy Medical Co., Ltd.	50,300	2,703,731
#Iwaki & Co., Ltd.	55,000	163,590
*J Bridge Corp.	1,375,900	286,298
Japan Medical Dynamic Marketing, Inc.	44,900	128,396
#Jeol, Ltd.	268,000	1,076,692
JMS Co., Ltd.	126,000	551,475
Kaken Pharmaceutical Co., Ltd.	348,000	3,148,930
Kawamoto Corp.	4,000	24,549
Kawanishi Holdings, Ltd.	7,400	56,296
Kawasumi Laboratories, Inc.	45,000	314,545
Kissei Pharmaceutical Co., Ltd.	3,000	66,757
Kyorin Co., Ltd.	177,000	2,830,803
Mochida Pharmaceutical Co., Ltd.	31,000	319,972
Nichii Gakkan Co.	242,400	2,404,219
Nihon Kohden Corp.	151,200	2,530,818
Nikkiso Co., Ltd.	237,000	1,790,350
#Nippon Chemiphar Co., Ltd.	131,000	418,670
Nippon Shinyaku Co., Ltd.	237,000	3,278,069
Nipro Corp.	180,100	3,888,012
Nissui Pharmaceutical Co., Ltd.	66,100	519,276
Paramount Bed Co., Ltd.	92,900	2,069,447
Rion Co., Ltd.	5,000	26,641
Rohto Pharmaceutical Co., Ltd.	17,000	217,387
Sawai Pharmaceutical Co., Ltd.	4,500	255,905
Seikagaku Corp.	190,200	2,401,854
Ship Health Care Holdings, Inc.	940	573,755
#*So-Net M3, Inc.	32	109,771
#SSP Co., Ltd.	298,000	1,622,101
Toho Holdings Co., Ltd.	3,100	45,599
Torii Pharmaceutical Co., Ltd.	72,800	1,406,427
#Towa Pharmaceutical Co., Ltd.	54,500	2,650,243
*Vital Ksk Holdings, Inc.	142,400	850,636
#Wakamoto Pharmaceutical Co., Ltd.	100,000	359,618
#Zeria Pharmaceutical Co., Ltd.	141,000	1,554,396

Total Health Care		46,920,955

Industrials — (23.9%)
*A&A Material Corp.	235,000	178,859
#Advan Co., Ltd.	99,400	626,732

94

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Industrials — (Continued)
*Advanex, Inc.	119,000	$93,722
Aeon Delight Co., Ltd.	96,400	1,478,002
Aica Kogyo Co., Ltd.	236,500	2,262,546
Aichi Corp.	174,200	750,635
Aida Engineering, Ltd.	265,700	793,867
Airtech Japan, Ltd.	26,700	180,452
Alps Logistics Co., Ltd.	52,500	502,359
Altech Co., Ltd.	23,000	47,138
Altech Corp.	37,150	235,365
Amano Corp.	269,000	2,315,421
Ando Corp.	257,000	339,347
Anest Iwata Corp.	149,000	478,028
*AOMI Construction Co., Ltd.	211,000	2,344
Asahi Diamond Industrial Co., Ltd.	245,000	1,726,691
Asahi Holdings, Inc.	120,450	2,040,394
Asahi Kogyosha Co., Ltd.	99,000	415,004
*Asanuma Corp.	1,337,000	1,013,734
Asia Air Survey Co., Ltd.	32,000	86,450
Asunaro Aoki Construction Co., Ltd.	166,500	1,041,414
Ataka Construction & Engineering Co., Ltd.	60,000	143,096
Bando Chemical Industries, Ltd.	340,000	958,991
Bidec Servo Corp.	78,000	374,195
Biken Techno Corp.	14,100	67,007
Bunka Shutter Co., Ltd.	239,000	824,728
Central Glass Co., Ltd.	601,000	2,420,747
Central Security Patrols Co., Ltd.	44,700	434,722
Chudenko Corp.	153,600	2,272,715
Chugai Ro Co., Ltd.	327,000	917,915
#CKD Corp.	229,700	1,708,412
Commuture Corp.	148,202	896,305
Cosel Co., Ltd.	130,700	1,468,294
CTI Engineering Co., Ltd.	44,000	241,703
Dai-Dan Co., Ltd.	156,000	800,168
Daido Kogyo Co., Ltd.	145,000	243,028
Daifuku Co., Ltd.	192,500	1,192,031
Daihen Corp.	459,000	1,599,348
#*Daiho Corp.	1,019,000	749,193
#*Daiichi Chuo Kisen Kaisha	259,000	618,661
#Daiichi Jitsugyo Co., Ltd.	194,000	558,161
Daimei Telecom Engineering Corp.	140,000	1,178,937
#Daiseki Co., Ltd.	147,263	2,893,882
*Daisue Construction Co., Ltd.	271,500	109,804
Daiwa Industries, Ltd.	169,000	881,615
Daiwa Odakyu Construction Co., Ltd.	63,500	169,906
#Danto Holdings Corp.	484,000	576,170
Denyo Co., Ltd.	90,600	665,999
*Dijet Industrial Co., Ltd.	81,000	125,155
DMW Corp.	4,800	78,804
*Dream Incubator, Inc.	168	114,836
*Duskin Co., Ltd.	84,800	1,528,523
*Ebara Corp.	825,000	3,624,591
#*Enshu, Ltd.	215,000	180,515
Freesia Macross Corp.	1,355,000	265,774
*Fuji Electric Holdings Co., Ltd.	1,214,000	2,255,906
*Fujisash Co., Ltd.	49,300	22,787
Fujitec Co., Ltd.	304,000	1,591,069
*Fukuda Corp.	683,000	1,283,321
Fukusima Industries Corp.	29,700	270,137
#Fukuyama Transporting Co., Ltd.	425,400	2,211,852
Funai Consulting, Co., Ltd.	99,300	587,706
Furukawa Co., Ltd.	1,390,000	1,840,275

95

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Industrials — (Continued)
Furusato Industries, Ltd.	50,600	$305,160
Futaba Corp.	159,500	2,469,449
Gecoss Corp.	113,600	500,960
*Hamai Co., Ltd.	97,000	85,184
Hanwa Co., Ltd.	726,000	2,535,267
Hazama Corp.	285,800	304,508
Hibiya Engineering, Ltd.	130,000	1,114,080
Hitachi Cable, Ltd.	390,000	1,038,685
Hitachi Metals Techno, Ltd.	57,500	233,893
#Hitachi Tool Engineering, Ltd.	94,000	835,783
Hitachi Transport System, Ltd.	27,400	359,400
#*Hitachi Zosen Corp.	1,506,500	1,962,177
Hokuetsu Industries Co., Ltd.	96,000	153,557
Hokuriku Electrical Construction Co., Ltd.	56,000	175,939
Hosokawa Micron Corp.	144,000	570,584
*Howa Machinery, Ltd.	379,000	216,036
Ichiken Co., Ltd.	105,000	144,170
Ichinen Holdings Co., Ltd.	71,100	276,426
#Idec Corp.	131,900	1,003,112
IHI Transport Machinery Co., Ltd.	73,000	315,813
Iino Kaiun Kaisha, Ltd.	337,400	1,499,268
Inaba Denki Sangyo Co., Ltd.	86,000	2,039,682
Inaba Seisakusho Co., Ltd.	60,800	618,497
Inabata & Co., Ltd.	219,900	833,242
Inui Steamship Co., Ltd.	80,800	628,683
#*Iseki & Co., Ltd.	759,000	2,841,757
#Ishii Iron Works Co., Ltd.	110,000	200,509
#*Ishikawa Seisakusho, Ltd.	154,000	90,833
*Ishikawajima Construction Materials Co., Ltd.	215,000	170,333
Itoki Corp.	174,200	420,625
#Iwatani International Corp.	847,000	2,535,233
#Jalux, Inc.	43,300	615,788
#Jamco Corp.	82,000	447,412
Japan Airport Terminal Co., Ltd.	57,800	807,435
#*Japan Bridge Corp.	44,350	83,829
Japan Foundation Engineering Co., Ltd.	95,600	215,839
Japan Kenzai Co., Ltd.	93,440	402,748
Japan Pulp & Paper Co., Ltd.	498,000	1,898,695
Japan Steel Tower Co., Ltd.	44,000	154,780
Japan Transcity Corp.	231,000	680,236
JFE Shoji Holdings, Inc.	243,000	879,212
K.R.S. Corp.	38,200	438,412
*Kamagai Gumi Co., Ltd.	583,800	413,132
Kamei Corp.	118,000	613,655
Kanaden Corp.	118,000	628,149
Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,102,849
Kanamoto Co., Ltd.	114,000	486,692
*Kanematsu Corp.	1,442,625	1,186,067
#*Kanematsu-NNK Corp.	125,000	162,909
#Katakura Industries Co., Ltd.	115,900	1,248,648
#Kato Works Co., Ltd.	197,000	382,678
#*Kawada Technologies, Inc.	106,000	1,810,018
Kawagishi Bridge Works Co., Ltd.	38,000	103,937
Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	273,109
*Keihin Co., Ltd. (The)	199,000	266,828
Kimura Chemical Plants Co., Ltd.	59,400	583,127
Kinki Sharyo Co., Ltd.	203,000	1,702,327
Kintetsu World Express, Inc.	101,800	2,366,170
#Kitagawa Iron Works Co., Ltd.	335,000	371,562
#Kitano Construction Corp.	252,000	615,013
Kitazawa Sangyo Co., Ltd.	57,000	137,492

96

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Industrials — (Continued)
Kitz Corp.	409,000	$2,115,368
Kodensha Co., Ltd. (The)	25,000	56,909
#Koike Sanso Kogyo Co., Ltd.	152,000	430,635
Koito Industries, Ltd.	102,000	308,791
Kokuyo Co., Ltd.	107,825	941,222
Komai Tekko, Inc.	109,000	230,296
Komatsu Wall Industry Co., Ltd.	32,900	399,603
Komori Corp.	109,000	1,289,288
Kondotec, Inc.	40,500	269,060
*Kosaido Co., Ltd.	386,900	861,232
Kuroda Electric Co., Ltd.	109,900	1,588,760
Kyodo Printing Co., Ltd.	303,000	870,187
Kyoei Sangyo Co., Ltd.	97,000	205,382
Kyokuto Boeki Kaisha, Ltd.	82,000	113,260
Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	579,191
Kyosan Electric Manufacturing Co., Ltd.	213,000	984,775
Kyowa Exeo Corp.	306,000	2,802,620
Kyudenko Corp.	237,000	1,422,227
*LCA Holdings Corp.	14,600	1,112
#*Lonseal Corp.	127,000	139,470
Maeda Corp.	624,000	1,716,026
Maeda Road Construction Co., Ltd.	291,000	2,371,962
*Maezawa Industries, Inc.	59,300	102,801
Maezawa Kaisei Industries Co., Ltd.	53,300	579,562
Maezawa Kyuso Industries Co., Ltd.	50,400	735,441
*Makino Milling Machine Co., Ltd.	322,000	1,258,495
Marubeni Construction Material Lease Co., Ltd.	78,000	106,996
Maruka Machinery Co., Ltd.	28,100	234,600
Maruwn Corp.	66,000	171,072
#Maruyama Manufacturing Co., Inc.	150,000	301,480
Maruzen Showa Unyu Co., Ltd.	327,000	1,109,408
#Matsuda Sangyo Co., Ltd.	80,282	1,362,442
Matsui Construction Co., Ltd.	98,600	364,328
Max Co., Ltd.	184,000	1,890,820
#Meidensha Corp.	764,050	3,828,337
*Meiji Machine Co., Ltd.	213,000	93,475
#Meiji Shipping Co., Ltd.	106,100	518,120
Meisei Industrial Co., Ltd.	29,000	64,917
#Meitec Corp.	132,000	2,225,357
Meito Transportation Co., Ltd.	22,000	191,021
#*Meiwa Trading Co., Ltd.	140,000	249,771
Mesco, Inc.	30,000	176,637
Misumi Group, Inc.	29,700	506,867
Mitani Corp.	52,600	334,496
*Mitsubishi Cable Industries, Ltd.	717,000	647,583
Mitsubishi Kakoki Kaisha, Ltd.	248,000	654,902
Mitsubishi Pencil Co., Ltd.	118,300	1,420,406
#Mitsuboshi Belting, Ltd.	274,000	1,035,662
Mitsui Matsushima Co., Ltd.	338,000	579,749
#Mitsui-Soko Co., Ltd.	475,000	1,647,633
Mitsumura Printing Co., Ltd.	93,000	327,354
Miura Co., Ltd.	132,100	3,689,039
Miura Printing Corp.	19,000	44,922
#*Miyaji Engineering Group, Inc.	1,872,175	1,615,607
#*Miyakoshi Corp.	48,400	292,844
*Mori Denki Mfg. Co., Ltd.	625,000	81,832
Mori Seiki Co., Ltd.	110,400	1,193,749
Morita Holdings Corp.	159,000	819,508
#Moshi Moshi Hotline, Inc.	117,900	2,142,207
Mystar Engineering Corp.	15,600	49,885
Nabtesco Corp.	174,000	2,003,262

97

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Industrials — (Continued)
Nac Co., Ltd.	28,900	$273,390
Nachi-Fujikoshi Corp.	588,000	1,302,687
Naikai Zosen Corp.	75,000	244,943
Nakano Corp.	103,000	189,737
Narasaki Sangyo Co., Ltd.	68,000	68,699
NEC Capital Solutions, Ltd.	70,700	960,657
NEC Networks & System Integration Corp.	127,000	1,543,109
New Tachikawa Aircraft Co., Ltd.	9,900	547,566
*Nichias Corp.	424,000	1,531,860
Nichiban Co., Ltd.	122,000	421,024
*Nichiha Corp.	112,480	676,560
Nichireki Co., Ltd.	96,000	405,645
*Nihon Spindle Manufacturing Co., Ltd.	115,000	171,018
Nikko Co., Ltd.	127,000	350,993
Nippo Corp.	276,000	2,129,147
Nippon Carbon Co., Ltd.	396,000	1,350,777
#Nippon Conveyor Co., Ltd.	168,000	145,005
Nippon Densetsu Kogyo Co., Ltd.	204,000	1,714,178
Nippon Denwa Shisetu Co., Ltd.	203,000	616,336
Nippon Filcon Co., Ltd.	73,100	397,503
Nippon Hume Corp.	91,000	259,703
Nippon Jogesuido Sekkei Co., Ltd.	289	332,036
#Nippon Kanzai Co., Ltd.	51,300	984,299
Nippon Koei Co., Ltd.	272,000	869,767
Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,682,995
#Nippon Seisen Co., Ltd.	107,000	304,935
#Nippon Sharyo, Ltd.	78,000	494,232
*Nippon Shindo Co., Ltd.	50,000	52,301
Nippon Signal Co., Ltd.	210,200	1,900,987
Nippon Steel Trading Co., Ltd.	369,000	627,150
#Nippon Thompson Co., Ltd.	255,000	1,337,420
*Nippon Tungsten Co., Ltd.	81,000	116,157
Nippon Yusoki Co., Ltd.	138,000	314,124
Nishimatsu Construction Co., Ltd.	954,000	1,450,671
Nishishiba Electric Co., Ltd.	101,000	185,833
Nissei Corp.	104,600	720,153
*Nissei Plastic Industrial Co., Ltd.	392,200	1,230,562
Nissin Corp.	342,000	781,207
Nissin Electric Co., Ltd.	19,000	105,733
Nitchitsu Co., Ltd.	60,000	145,741
Nitta Corp.	101,400	1,479,502
Nitto Boseki Co., Ltd.	847,000	1,530,011
Nitto Electric Works, Ltd.	150,700	1,502,254
Nitto Kohki Co., Ltd.	73,500	1,524,184
Nitto Seiko Co., Ltd.	140,000	345,576
*Nittoc Construction Co., Ltd.	316,000	155,264
*Noda Corp.	169,300	283,046
Nomura Co., Ltd.	205,000	590,482
Noritake Co., Ltd.	543,000	1,586,086
#Noritz Corp.	100,900	1,280,653
*Oak Capital Corp.	662,354	131,552
Obayashi Road Corp.	106,000	185,390
Oiles Corp.	119,142	1,954,734
Okamoto Machine Tool Works, Ltd.	164,000	162,868
#Okamura Corp.	342,900	1,685,440
#Okano Valve Manufacturing Co.	58,000	568,461
*Oki Electric Cable Co., Ltd.	117,000	172,906
#*OKK Corp.	255,000	208,215
OKUMA Corp.	152,000	737,015
#Okumura Corp.	750,400	2,614,142
O-M, Ltd.	105,000	338,869

98

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Industrials — (Continued)
Onoken Co., Ltd.	70,000	$584,518
Organo Corp.	195,000	1,387,244
*Oriental Shiraishi Corp.	442,800	4,919
*Original Engineering Consultants Co., Ltd.	66,500	86,699
OSG Corp.	116,800	1,148,746
Oyo Corp.	107,500	953,761
#*P.S. Mitsubishi Construction Co., Ltd.	76,800	284,086
#Park24 Co., Ltd.	131,900	1,471,242
*Penta-Ocean Construction Co., Ltd.	841,000	951,673
Pilot Corp.	759	886,327
Pronexus, Inc.	133,400	887,801
Raito Kogyo Co., Ltd.	193,700	385,717
Rheon Automatic Machinery Co., Ltd.	64,000	195,059
*Ryobi, Ltd.	558,200	1,444,762
*Sailor Pen Co., Ltd.	127,000	80,852
Sakai Heavy Industries, Ltd.	126,000	185,785
*Sakurada Co., Ltd.	225,000	61,844
#*Sanix, Inc.	157,400	279,720
Sanki Engineering Co., Ltd.	261,000	1,916,981
#Sanko Metal Industrial Co., Ltd.	118,000	313,558
*Sankyo-Tateyama Holdings, Inc.	1,102,000	1,085,064
Sankyu, Inc.	445,000	1,951,308
Sanritsu Corp.	17,800	113,009
Sanwa Holdings Corp.	326,000	893,853
Sanyo Denki Co., Ltd.	214,000	993,020
Sanyo Engineering & Construction, Inc.	48,000	169,558
Sanyo Industries, Ltd.	102,000	164,076
#Sasebo Heavy Industries Co., Ltd.	546,000	1,208,581
Sato Corp.	108,600	1,322,037
Sato Shoji Corp.	65,300	350,025
*Sawafuji Electric Co., Ltd.	48,000	81,115
Secom Joshinetsu Co., Ltd.	33,900	692,107
Secom Techno Service Co., Ltd.	40,500	1,119,569
Seibu Electric Industry Co., Ltd.	67,000	292,309
Seika Corp.	267,000	616,582
#*Seikitokyu Kogyo Co., Ltd.	335,000	173,590
Seino Holdings Co., Ltd.	157,000	1,161,775
Sekisui Jushi Co., Ltd.	162,000	1,305,216
Senko Co., Ltd.	371,000	1,390,823
Senshu Electric Co., Ltd.	37,300	418,312
#Shibusawa Warehouse Co., Ltd.	259,000	803,145
Shibuya Kogyo Co., Ltd.	82,300	746,097
#Shima Seiki Manufacturing Co., Ltd.	59,600	1,215,954
Shin Nippon Air Technologies Co., Ltd.	84,980	598,458
#Shin-Keisei Electric Railway Co., Ltd.	174,000	688,742
#Shin-Kobe Electric Machinery Co., Ltd.	109,000	1,336,687
Shinmaywa Industries, Ltd.	403,000	1,452,387
Shinnihon Corp.	215,900	388,568
Shinsho Corp.	284,000	470,414
*Shinwa Kaiun Kaisha, Ltd.	409,000	1,115,577
Sho-Bond Corp.	98,100	1,715,842
#Shoko Co., Ltd.	316,000	393,523
#Showa Aircraft Industry Co., Ltd.	112,000	742,344
Showa KDE Co., Ltd.	124,000	136,829
#Sinfonia Technology Co., Ltd.	496,000	1,185,052
Sintokogio, Ltd.	191,800	1,359,375
Soda Nikka Co., Ltd.	67,000	239,049
Sohgo Security Services Co., Ltd.	142,100	1,644,568
#Space Co., Ltd.	73,420	533,484
Subaru Enterprise Co., Ltd.	59,000	179,655
Sugimoto & Co., Ltd.	34,100	332,989

99

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Industrials — (Continued)
Sumitomo Densetsu Co., Ltd.	104,600	$546,299
*Sumitomo Mitsui Construction Co., Ltd.	122,000	106,045
#Sumitomo Precision Products Co., Ltd.	176,000	529,841
Sumitomo Warehouse Co., Ltd.	292,000	1,286,527
#Sun Wave Corp.	785,000	2,215,942
*Suzuki Metal Industry Co., Ltd.	71,000	141,107
*SWCC Showa Holdings Co., Ltd.	831,000	785,304
Tadano, Ltd.	157,579	746,197
Taihei Dengyo Kaisha, Ltd.	152,000	1,840,158
*Taihei Kogyo Co., Ltd.	257,000	829,147
#*Taiheiyo Kaiun Co., Ltd.	167,000	149,178
Taiheiyo Kouhatsu, Inc.	95,000	74,581
Taikisha, Ltd.	125,600	1,585,035
Takada Kiko Co., Ltd.	350,000	665,195
Takano Co., Ltd.	52,000	319,989
#Takara Printing Co., Ltd.	38,055	324,386
Takara Standard Co., Ltd.	515,000	2,970,448
#Takasago Thermal Engineering Co., Ltd.	292,000	2,318,285
#*Takashima & Co., Ltd.	137,000	197,746
Takigami Steel Construction Co., Ltd.	50,000	122,004
Takisawa Machine Tool Co., Ltd.	191,000	139,867
*Takuma Co., Ltd.	297,000	773,936
*Tanseisha Co., Ltd.	74,000	189,888
Tatsuta Electric Wire & Cable Co., Ltd.	215,000	498,671
*TCM Corp.	238,000	557,145
TECHNO ASSOCIE Co., Ltd.	58,400	418,487
Techno Ryowa, Ltd.	71,390	377,221
#Teikoku Electric Manufacturing Co., Ltd.	32,100	670,702
*Tekken Corp.	521,000	454,808
Teraoka Seisakusho Co., Ltd.	53,600	248,903
Toa Corp.	744,000	782,319
Toa Doro Kogyo Co., Ltd.	155,000	222,829
#*Tobishima Corp.	1,548,500	406,182
#Tocalo Co., Ltd.	51,600	837,925
Toda Corp.	623,000	2,076,783
Todentu Corp.	121,000	216,168
Toenec Corp.	246,000	1,488,122
Tokai Lease Co., Ltd.	86,000	136,177
#Toko Electric Corp.	88,000	492,568
Tokyo Biso Kogyo Corp.	19,000	139,310
Tokyo Energy & Systems, Inc.	126,000	1,006,859
Tokyo Keiki, Inc.	265,000	320,450
#Tokyo Kikai Seisakusho, Ltd.	304,000	483,112
Tokyo Sangyo Co., Ltd.	78,000	225,808
Tokyu Community Corp.	48,200	1,036,181
Toli Corp.	207,000	376,314
Tomoe Corp.	115,500	282,721
Tonami Holdings Co., Ltd.	331,000	900,731
#*Tori Holdings Co., Ltd.	230,100	115,131
#Torishima Pump Manufacturing Co., Ltd.	100,000	1,735,168
#Toshiba Machine Co., Ltd.	249,000	796,701
#Toshiba Plant Kensetsu Co., Ltd.	219,450	2,872,309
Tosho Printing Co., Ltd.	243,000	512,538
Totetsu Kogyo Co., Ltd.	122,000	716,297
*Totoku Electric Co., Ltd.	101,000	105,686
#Toyo Electric Co., Ltd.	156,000	1,363,770
Toyo Engineering Corp.	628,400	2,092,719
*Toyo Machinery & Metal Co., Ltd.	61,000	92,603
Toyo Shutter Co., Ltd.	11,800	78,350
#Toyo Tanso Co, Ltd.	19,400	958,925
#Toyo Wharf & Warehouse Co., Ltd.	274,000	506,202

100

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Industrials — (Continued)
Trinity Industrial Corp.	56,000	$272,954
Trusco Nakayama Corp.	101,500	1,581,456
Tsubakimoto Chain Co.	579,700	2,505,300
Tsubakimoto Kogyo Co., Ltd.	97,000	208,369
#Tsugami Corp.	265,000	498,120
Tsukishima Kikai Co., Ltd.	140,000	878,749
Tsurumi Manufacturing Co., Ltd.	94,000	664,490
Tsuzuki Denki Co., Ltd.	75,000	301,157
TTK Co., Ltd.	62,000	228,368
Uchida Yoko Co., Ltd.	171,000	513,745
Ueki Corp.	455,000	638,205
#Union Tool Co.	67,100	1,956,843
Utoc Corp.	96,400	267,379
*Venture Link Co., Ltd.	405,500	66,338
#*Wakachiku Construction Co., Ltd.	2,549,000	1,305,914
Weathernews, Inc.	26,700	349,977
Yahagi Construction Co., Ltd.	151,000	994,698
Yamabiko Corp.	28,782	350,204
Yamato Corp.	82,000	278,297
Yamaura Corp.	40,500	88,792
Yamazen Co., Ltd.	306,600	994,476
Yasuda Warehouse Co., Ltd. (The)	98,200	668,435
Yokogawa Bridge Holdings Corp.	139,400	1,178,417
Yondenko Corp.	133,800	752,591
Yuasa Trading Co., Ltd.	779,000	730,313
Yuken Kogyo Co., Ltd.	156,000	223,594
Yurtec Corp.	231,000	1,457,637
Yusen Air & Sea Service Co., Ltd.	9,700	129,922
Yushin Precision Equipment Co., Ltd.	53,534	860,138

Total Industrials		321,133,374

Information Technology — (10.0%)
#Ai Holdings Corp.	182,600	642,298
Aichi Tokei Denki Co., Ltd.	113,000	337,288
Aiphone Co., Ltd.	70,900	1,259,539
#*Allied Telesis Holdings K.K.	470,700	246,569
Alpha Systems, Inc.	36,500	697,263
*Alps Electric Co., Ltd.	351,500	2,193,937
*Anritsu Corp.	435,000	1,528,960
AOI Electronics Co., Ltd.	37,400	629,235
*Apic Yamada Corp.	36,000	73,163
#CAC Corp.	69,100	478,985
Canon Electronics, Inc.	68,200	1,355,796
Canon Finetech, Inc.	107,970	1,403,326
Capcom Co., Ltd.	137,800	2,316,110
Chino Corp.	158,000	412,851
#*CMK Corp.	70,100	497,050
Computer Engineering & Consulting, Ltd.	61,500	398,921
Core Corp.	45,700	320,142
Cresco, Ltd.	23,200	107,645
#*CSK Holdings Corp.	144,200	542,798
#Cybozu, Inc.	615	272,890
*Daiko Denshi Tsushin, Ltd.	23,000	42,575
#*Dainippon Screen Manufacturing Co., Ltd.	652,000	2,771,193
Denki Kogyo Co., Ltd.	237,000	1,135,043
DKK TOA Corp.	31,000	64,525
DTS Corp.	84,900	729,692
#Dwango Co., Ltd.	230	479,074
eAccess, Ltd.	4,312	3,024,281
Eizo Nanao Corp.	75,600	1,795,087
*Elna Co., Ltd.	97,000	93,750

101

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Information Technology — (Continued)
ESPEC Corp.	79,800	$500,170
#*FDK Corp.	469,000	738,047
#Fuji Soft, Inc.	122,700	2,122,495
*Fujitsu Component, Ltd.	176	45,246
Fujitsu Frontech, Ltd.	78,600	657,428
Fuso Dentsu Co., Ltd.	16,000	53,691
Future Architect, Inc.	1,445	582,772
#GMO Internet, Inc.	10,100	46,152
Hakuto Co., Ltd.	80,300	720,196
Hitachi Business Solution Co., Ltd.	43,200	322,295
#Hitachi Kokusai Electric, Inc.	292,500	2,260,145
#Hochiki Corp.	97,000	538,851
#Hokuriku Electric Industry Co., Ltd.	308,000	547,749
#Horiba, Ltd.	83,500	2,019,160
Hosiden Corp.	243,000	2,942,705
Icom, Inc.	49,700	1,200,180
#*Ikegami Tsushinki Co., Ltd.	174,000	150,032
Ines Corp.	172,500	1,299,767
I-Net Corp.	47,800	262,849
Information Services International-Dentsu, Ltd.	84,500	535,057
Internet Initiative Japan, Inc.	24	54,136
#Ishii Hyoki Co., Ltd.	23,700	298,685
IT Holdings Corp.	262,001	3,228,913
ITC Networks Corp.	21	48,896
*Iwatsu Electric Co., Ltd.	303,000	273,480
Japan Aviation Electronics Industry, Ltd.	300,600	1,835,527
Japan Business Computer Co., Ltd.	74,900	514,519
#Japan Cash Machine Co., Ltd.	98,115	785,336
Japan Digital Laboratory Co., Ltd.	110,800	1,372,198
Japan Radio Co., Ltd.	435,000	855,210
Jastec Co., Ltd.	61,400	394,096
JBIS Holdings, Inc.	79,600	279,482
JIEC Co., Ltd.	199	160,228
Kaga Electronics Co., Ltd.	97,300	976,655
#Kakaku.com, Inc.	507	1,853,942
Kanematsu Electronics, Ltd.	83,100	748,478
Kawatetsu Systems, Inc.	174	153,937
Koa Corp.	148,700	1,201,234
#*Kubotek Corp.	401	128,005
Kyoden Co., Ltd.	160,000	220,347
Kyowa Electronic Instruments Co., Ltd.	52,000	154,997
Macnica, Inc.	56,400	895,298
#Marubun Corp.	96,100	507,098
Maruwa Co., Ltd.	36,500	843,954
#Maspro Denkoh Corp.	61,000	580,022
#Megachips Corp.	87,300	1,445,650
*Meisei Electric Co., Ltd.	359,000	346,134
Melco Holdings, Inc.	9,000	180,363
Mimasu Semiconductor Industry Co., Ltd.	95,081	1,234,455
Miroku Jyoho Service Co., Ltd.	107,000	238,976
*Mitsui High-Tec, Inc.	138,700	1,400,746
Mitsui Knowledge Industry Co., Ltd.	3,688	619,675
*Mutoh Holdings Co., Ltd.	160,000	250,158
*Nagano Japan Radio Co., Ltd.	85,000	128,744
*Nagano Keiki Co., Ltd.	600	3,870
Nakayo Telecommunications, Inc.	543,000	1,062,953
*NEC Electronics Corp.	63,300	469,443
NEC Fielding, Ltd.	109,600	1,613,700
NEC Mobiling, Ltd.	49,600	1,351,481
#Net One Systems Co., Ltd.	1,889	2,476,401
*Netmarks, Inc.	523	120,646

102

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Information Technology — (Continued)
Nichicon Corp.	265,000	$2,649,101
#Nidec Sankyo Corp.	200,000	1,519,702
Nihon Dempa Kogyo Co., Ltd.	69,000	1,285,788
#*Nihon Inter Electronics Corp.	104,700	359,673
Nihon Unisys, Ltd.	169,700	1,446,209
*Nippon Avionics Co., Ltd.	83,000	163,243
#Nippon Ceramic Co., Ltd.	86,700	1,172,052
#*Nippon Chemi-Con Corp.	466,000	1,724,293
Nippon Systemware Co., Ltd.	30,000	100,909
Nohmi Bosai, Ltd.	134,000	984,819
#NS Solutions Corp.	55,700	1,019,076
#NSD Co., Ltd.	173,800	1,772,174
#Obic Business Consultants Co., Ltd.	5,800	278,961
Okaya Electric Industries Co., Ltd.	73,000	185,759
*Oki Electric Industry Co., Ltd.	2,062,000	1,860,276
Ono Sokki Co., Ltd.	103,000	463,620
Origin Electric Co., Ltd.	105,000	269,501
Osaki Electric Co., Ltd.	128,000	1,238,360
Panasonic Electric Works Information Systems Co., Ltd.	1,600	44,947
PCA Corp.	17,500	157,250
#*Pixela Corp.	19,200	65,949
*Rikei Corp.	174,500	175,070
Riken Keiki Co., Ltd.	77,800	554,738
#Roland DG Corp.	57,500	754,129
Ryoden Trading Co., Ltd.	152,000	871,288
Ryosan Co., Ltd.	122,000	2,913,094
Ryoyo Electro Corp.	108,000	883,516
Sanken Electric Co., Ltd.	300,000	1,091,890
Sanko Co., Ltd.	22,000	72,437
Sanshin Electronics Co., Ltd.	108,100	851,584
Satori Electric Co., Ltd.	56,380	360,986
*Saxa Holdings, Inc.	194,000	407,702
*Sekonic Corp.	36,000	45,760
#*Shibaura Mechatronics Corp.	171,000	630,662
*Shindengen Electric Manufacturing Co., Ltd.	296,000	700,421
Shinkawa, Ltd.	68,400	1,098,542
Shinko Shoji Co., Ltd.	75,900	589,072
#Shizuki Electric Co., Inc.	103,000	443,139
#Siix Corp.	83,700	918,629
*Simplex Technology, Inc.	115	54,512
#SMK Corp.	265,000	1,679,866
So-Net Entertainment Corp.	26	56,735
Sorun Corp.	92,600	468,161
*SPC Electronics Corp.	48,200	59,911
#SRA Holdings, Inc.	49,700	436,678
Star Micronics Co., Ltd.	133,000	1,093,625
#Sumida Corp.	66,249	438,013
Sumisho Computer Systems Corp.	125,700	1,990,521
#SUNX, Ltd.	117,400	406,174
#SystemPro Co., Ltd.	676	322,325
Tachibana Eletech Co., Ltd.	62,400	448,779
Taiyo Yuden Co., Ltd.	200,000	2,250,265
#*Tamura Corp.	253,000	817,893
*Tecmo Koei Holdings Co., Ltd.	182,030	1,521,189
#Teikoku Tsushin Kogyo Co., Ltd.	172,000	397,491
TKC Corp.	97,900	1,975,342
*Toko, Inc.	331,000	487,528
Tokyo Denpa Co., Ltd.	24,900	168,219
Tokyo Electron Device, Ltd.	352	454,281
#*Tokyo Seimitsu Co., Ltd.	110,000	1,381,464
Tomen Electronics Corp.	50,600	567,606

103

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Information Technology — (Continued)
#Topcon Corp.	154,800	$850,267
Tose Co., Ltd.	23,100	155,865
*Toshiba TEC Corp.	335,000	1,358,266
Toukei Computer Co., Ltd.	27,710	369,551
Toyo Corp.	110,600	997,821
#*Trans Cosmos, Inc.	138,600	1,221,515
Tsuzuki Densan Co., Ltd.	22,500	62,461
#Ulvac, Inc.	86,700	2,038,640
#*Uniden Corp.	121,000	281,555
*Union Holdings Co., Ltd.	891,600	117,004
*Wacom Co., Ltd.	519	1,155,123
XNET Corp.	21	31,212
#*Yamaichi Electronics Co., Ltd.	260,900	529,188
Yaskawa Information Systems Corp.	40,000	135,743
Ye Data, Inc.	43,000	66,512
Yokowo Co., Ltd.	69,500	408,197
#Zuken, Inc.	95,200	769,630

Total Information Technology		134,852,490

Materials — (11.2%)
Achilles Corp.	670,000	961,683
Adeka Corp.	341,200	3,127,162
Agro-Kanesho Co., Ltd.	7,000	58,963
Aichi Steel Corp.	367,000	1,756,650
Arakawa Chemical Industries, Ltd.	67,700	837,040
Araya Industrial Co., Ltd.	204,000	307,109
Aronkasei Co., Ltd.	124,000	537,665
Asahi Organic Chemicals Industry Co., Ltd.	334,000	840,928
Chuetsu Pulp & Paper Co., Ltd.	395,000	780,979
#*Chugai Mining Co., Ltd.	852,400	386,443
Chugoku Marine Paints, Ltd.	233,000	1,634,219
#*Chugokukogyo Co., Ltd.	105,000	111,431
Chuo Denki Kogyo Co., Ltd.	90,000	745,227
#Co-Op Chemical Co., Ltd.	159,000	286,110
*Dai Nippon Toryo, Ltd.	488,000	561,088
#Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	464,599
Daiichi Kogyo Seiyaku Co., Ltd.	121,000	368,612
#Daiken Corp.	439,000	983,783
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	312,000	1,049,626
Daio Paper Corp.	119,500	1,002,104
Daiso Co., Ltd.	356,000	1,006,286
DC Co., Ltd.	113,900	352,194
DIC Corp.	250,000	409,173
Dowa Holdings Co., Ltd.	283,000	1,652,237
Dynapac Co., Ltd.	25,000	81,143
#FP Corp.	63,900	3,165,602
Fujikura Kasei Co., Ltd.	94,500	488,220
Fumakilla, Ltd.	85,000	416,018
Geostar Corp.	88,000	94,977
Godo Steel, Ltd.	542,000	1,051,669
#Gun-Ei Chemical Industry Co., Ltd.	278,000	668,193
Harima Chemicals, Inc.	78,000	483,855
#Hodogaya Chemical Co., Ltd.	281,000	687,493
Hokkan Holdings, Ltd.	210,000	535,269
Hokko Chemical Industry Co., Ltd.	90,000	303,007
Hokuetsu Kishu Paper Co., Ltd.	601,199	3,109,276
#Hokushin Co., Ltd.	64,000	112,914
Honshu Chemical Industry Co., Ltd.	35,000	152,206
Ihara Chemical Industry Co., Ltd.	155,000	526,722
#ISE Chemicals Corp.	86,000	557,015
*Ishihara Sangyo Kaisha, Ltd.	1,292,500	1,051,973

104

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Materials — (Continued)
Japan Carlit Co., Ltd.	59,800	$297,476
JSP Corp.	106,700	1,020,133
#Kanto Denka Kogyo Co., Ltd.	194,000	1,579,983
Katakura Chikkarin Co., Ltd.	43,000	133,327
Kawakin Holdings Co., Ltd.	11,000	35,489
Kawasaki Kasei Chemicals, Ltd.	121,000	152,516
Koatsu Gas Kogyo Co., Ltd.	166,000	956,588
#Kohsoku Corp.	62,800	479,844
Konishi Co., Ltd.	67,500	644,747
#Kumiai Chemical Industry Co., Ltd.	227,000	795,500
Kureha Corp.	627,500	3,384,770
*Kurosaki Harima Corp.	286,000	440,117
Kyoei Steel, Ltd.	8,900	198,860
Lintec Corp.	87,400	1,547,548
MEC Co., Ltd.	61,200	450,472
Mitsubishi Paper Mills, Ltd.	1,094,000	1,408,328
*Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,024,153
*Mitsui Mining & Smelting Co., Ltd.	389,000	1,002,361
Mory Industries, Inc.	154,000	332,026
Nakabayashi Co., Ltd.	181,000	373,092
Nakayama Steel Works, Ltd.	443,000	674,451
#Neturen Co., Ltd.	153,800	1,088,011
Nichia Steel Works, Ltd.	175,900	541,116
Nifco, Inc.	162,700	3,329,607
Nihon Kagaku Sangyo Co., Ltd.	79,000	544,410
*Nihon Matai Co., Ltd.	111,000	117,135
#Nihon Nohyaku Co., Ltd.	219,000	1,392,424
Nihon Parkerizing Co., Ltd.	230,000	2,726,796
Nihon Seiko Co., Ltd.	18,000	38,713
*Nippon Carbide Industries Co., Inc.	201,000	235,914
Nippon Chemical Industrial Co., Ltd.	281,000	661,408
*Nippon Chutetsukan K.K.	97,000	154,885
Nippon Chuzo K.K.	136,000	166,589
Nippon Coke & Engineering Co., Ltd.	772,500	933,333
#Nippon Concrete Industries Co., Ltd.	157,000	260,143
#Nippon Denko Co., Ltd.	372,000	2,646,303
Nippon Fine Chemical Co., Ltd.	90,600	833,044
#Nippon Kasei Chemical Co., Ltd.	355,000	763,766
Nippon Kayaku Co., Ltd.	248,000	2,218,653
#*Nippon Kinzoku Co., Ltd.	222,000	397,397
#Nippon Koshuha Steel Co., Ltd.	438,000	451,970
*Nippon Light Metal Co., Ltd.	1,115,000	981,569
#Nippon Metal Industry Co., Ltd.	592,000	1,059,251
#Nippon Paint Co., Ltd.	727,200	4,364,964
Nippon Paper Group, Inc.	16,119	427,759
Nippon Pigment Co., Ltd.	43,000	76,813
*Nippon Pillar Packing Co., Ltd.	83,000	376,105
Nippon Soda Co., Ltd.	525,000	2,113,538
Nippon Synthetic Chemical Industry Co., Ltd. (The)	310,000	2,276,763
Nippon Valqua Industries, Ltd.	313,000	615,364
Nippon Yakin Kogyo Co., Ltd.	395,500	1,919,131
Nittetsu Mining Co., Ltd.	281,000	1,505,230
#Nitto FC Co., Ltd.	72,000	401,256
#NOF Corp.	701,000	3,179,395
Okabe Co., Ltd.	186,900	662,344
Okamoto Industries, Inc.	401,000	1,523,119
*Okura Industrial Co., Ltd.	211,000	633,887
Osaka Organic Chemical Industry, Ltd.	66,000	284,921
Osaka Steel Co., Ltd.	81,400	1,503,735
#Osaka Titanium Technologies Co., Ltd.	31,000	821,810
Pacific Metals Co., Ltd.	210,000	1,577,975

105

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Materials — (Continued)
#Pack Corp. (The)	66,200	$995,258
Riken Technos Corp.	197,000	460,493
#*S Science Co., Ltd.	3,252,000	105,962
S.T. Chemical Co., Ltd.	84,400	946,147
Sakai Chemical Industry Co., Ltd.	355,000	1,437,335
Sakata INX Corp.	214,000	820,642
Sanyo Chemical Industries, Ltd.	340,000	1,903,004
Sanyo Special Steel Co., Ltd.	542,300	1,994,051
Sekisui Plastics Co., Ltd.	245,000	962,019
Shikoku Chemicals Corp.	202,000	1,300,291
Shinagawa Refractories Co., Ltd.	224,000	435,299
Shin-Etsu Polymer Co., Ltd.	245,200	1,582,416
Shinko Wire Co., Ltd.	185,000	292,896
Showa Tansan Co., Ltd.	13,000	57,402
Somar Corp.	43,000	104,601
#Stella Chemifa Corp.	42,100	2,316,828
Sumitomo Bakelite Co., Ltd.	192,000	905,426
*Sumitomo Light Metal Industries, Ltd.	1,248,000	1,116,154
#Sumitomo Osaka Cement Co., Ltd.	225,000	394,142
Sumitomo Pipe & Tube Co., Ltd.	108,100	613,196
Sumitomo Seika Chemicals Co., Ltd.	238,000	911,612
#T. Hasegawa Co., Ltd.	129,300	1,992,997
Taisei Lamick Co., Ltd.	18,500	446,430
Takasago International Corp.	339,000	1,770,727
Takiron Co., Ltd.	243,000	669,146
Tayca Corp.	151,000	421,898
Tenma Corp.	98,900	1,158,072
#*Titan Kogyo K.K.	59,000	136,963
Toagosei Co., Ltd.	897,000	3,137,826
#Toda Kogyo Corp.	158,000	1,517,709
#Toho Titanium Co., Ltd.	65,400	817,178
#Toho Zinc Co., Ltd.	425,000	2,116,108
Tokai Carbon Co., Ltd.	387,000	1,867,980
Tokushu Tokai Holdings Co., Ltd.	505,580	1,272,255
Tokyo Ohka Kogyo Co., Ltd.	111,900	2,155,927
#Tokyo Rope Manufacturing Co., Ltd.	557,000	1,572,477
#*Tomoegawa Paper Co., Ltd.	125,000	307,323
Tomoku Co., Ltd.	294,000	668,838
Topy Industries, Ltd.	748,000	1,451,842
Toyo Ink Manufacturing Co., Ltd.	541,000	1,881,610
Toyo Kohan Co., Ltd.	273,000	1,323,157
TYK Corp.	142,000	330,006
Ube Material Industries, Ltd.	275,000	722,082
Wood One Co., Ltd.	169,000	433,866
Yamamura Glass Co., Ltd.	360,000	1,145,462
Yodogawa Steel Works, Ltd.	624,500	2,584,582
Yuki Gosei Kogyo Co., Ltd.	64,000	182,812
#Yushiro Chemical Industry Co., Ltd.	51,600	780,454
Zeon Corp.	503,000	2,286,496

Total Materials		151,252,587

Telecommunication Services — (0.0%)
#*Invoice, Inc.	39,279	596,409

Utilities — (0.7%)
Hokkaido Gas Co., Ltd.	210,000	585,987
Hokuriku Gas Co., Ltd.	99,000	286,289
Okinawa Electric Power Co., Ltd.	32,671	1,759,591
#Saibu Gas Co., Ltd.	1,291,000	3,693,034
Shizuoka Gas Co., Ltd.	258,000	1,990,313

106

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Utilities — (Continued)
#Tokai Corp.	236,000	$1,291,884

Total Utilities		9,607,098

TOTAL COMMON STOCKS		1,172,144,924

RIGHTS/WARRANTS — (0.0%)
*Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $115,000 FNMA 6.50%, 06/25/39, valued at $123,769) to be repurchased at $118,002	$118	118,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.9%)
§@DFA Short Term Investment Fund LP	172,297,110	172,297,110
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $752,982) to be repurchased at $738,222	$738	738,218

TOTAL SECURITIES LENDING COLLATERAL		173,035,328

TOTAL INVESTMENTS — (100.0%) (Cost $1,560,342,919)		$1,345,298,252

See accompanying Notes to Financial Statements.

107

THE ASIA PACIFIC SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
October 31, 2009

	Shares	Value††
COMMON STOCKS — (82.9%)
AUSTRALIA — (48.9%)
#*A.B.C. Learning Centres, Ltd.	535,970	$—
*Adacel Technologies, Ltd.	113,249	57,159
*Adamus Resources, Ltd.	895,668	336,150
ADCorp Australia, Ltd.	212,402	57,599
#Adelaide Brighton, Ltd.	1,480,311	3,724,318
*Aditya Birla Minerals, Ltd.	841,658	943,247
Adtrans Group, Ltd.	37,239	105,911
#*AED Oil, Ltd.	282,000	139,482
Aevum, Ltd.	442,938	592,077
*Agenix, Ltd.	707,478	10,826
*Ainsworth Game Technology, Ltd.	380,243	56,675
#AJ Lucas Group, Ltd.	333,607	1,286,330
*Alchemia, Ltd.	613,381	388,289
#Alesco Corp., Ltd.	457,971	2,053,018
*Alkane Resources, Ltd.	938,520	314,681
#*Alliance Resources, Ltd.	334,977	185,729
*Allied Medical, Ltd.	11,746	—
Altium, Ltd.	158,490	35,198
*Amadeus Energy, Ltd.	819,137	200,151
Amalgamated Holdings, Ltd.	374,540	2,011,308
Amcom Telecommunications, Ltd.	1,135,725	224,057
Ammtec, Ltd.	13,918	32,632
#*Andean Resources, Ltd.	1,464,837	2,876,891
Ansell, Ltd.	265,435	2,452,554
AP Eagers, Ltd.	37,790	349,786
#APA Group, Ltd.	1,044,302	2,954,348
*Apex Minerals NL	2,317,078	86,150
#APN News & Media, Ltd.	1,324,541	2,644,357
*Aquila Resources, Ltd.	380,685	2,547,769
*Arafura Resources, Ltd.	162,638	118,950
ARB Corporation, Ltd.	304,681	1,435,620
Ariadne Australia, Ltd.	267,324	66,173
*Arturus Capital, Ltd.	98,412	24,804
ASG Group, Ltd.	186,445	166,115
Astron, Ltd.	87,221	161,109
#*Atlas Iron, Ltd.	662,409	1,039,060
*Aurora Oil and Gas, Ltd.	540,105	147,556
#Ausdrill, Ltd.	694,863	1,048,365
Austal, Ltd.	631,677	1,369,446
*Austar United Communications, Ltd.	3,107,163	3,602,715
#Austbrokers Holdings, Ltd.	58,240	252,782
Austereo Group, Ltd.	1,051,320	1,397,996
Austin Engineering, Ltd.	60,135	134,176
*Austpac Resources NL	1,627,877	51,285
*Australian Agricultural Co., Ltd.	887,546	1,150,250
Australian Infrastructure Fund	2,805,723	4,426,075
#Australian Pharmaceutical Industries, Ltd. (6002840)	5,079,394	3,377,108
*Australian Pharmaceutical Industries, Ltd. (60028RR)	4,331,586	2,904,802
Australian Worldwide Exploration, Ltd.	1,482,305	3,397,856
*Autodom, Ltd.	173,083	12,950
Automotive Holdings Group, Ltd.	11,861	23,096
*Autron Corporation, Ltd.	989,247	13,802
*Avexa, Ltd.	461,667	72,153
#AVJennings, Ltd.	5,350,378	2,545,418
#*Avoca Resources, Ltd.	656,313	893,526
#AWB, Ltd.	3,807,619	4,157,632
*Ballarat South Gold, Ltd.	1,996	16,213
Bank of Queensland, Ltd.	70,274	769,290

108

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Bannerman Resources, Ltd.	207,242	$198,817
Beach Petroleum, Ltd.	3,630,729	2,546,745
*Berkeley Resources, Ltd.	39,273	33,027
Beyond International, Ltd.	61,256	33,911
#*Biota Holdings, Ltd.	940,673	2,379,816
*Bisalloy Steel Group, Ltd.	469,001	90,773
Blackmores, Ltd.	75,215	1,392,428
#*Boart Longyear Group	7,154,699	1,724,096
#*Boulder Steel, Ltd.	1,667,795	222,628
*Bow Energy, Ltd.	60,825	68,812
#Bradken, Ltd.	582,247	3,202,182
*Breakaway Resporces, Ltd.	580,505	50,090
Breville Group, Ltd.	598,466	1,201,151
Brickworks, Ltd.	130,635	1,522,130
*Brockman Resources, Ltd.	653,924	1,164,764
BSA, Ltd.	587,227	130,522
*BT Investment Management, Ltd.	21,295	59,650
#Cabcharge Australia, Ltd.	408,669	2,145,584
#Calliden Group, Ltd.	633,393	186,684
#Campbell Brothers, Ltd. (6161729)	240,269	6,196,971
*Campbell Brothers, Ltd. (B4TK967)	40,045	1,044,958
*Cape Range Wireless, Ltd.	7,260	—
*Capral, Ltd.	219,283	6,436
#*Cardno, Ltd.	247,493	1,066,231
#*Carnarvon Petroleum, Ltd.	2,906,082	1,373,793
*Carnegie Wave Energy, Ltd.	1,008,948	194,098
*Carpentaria Exploration, Ltd.	87,077	13,322
Cash Converters International, Ltd.	1,086,054	543,176
#*Catalpa Resources, Ltd.	577,084	80,054
*CBH Resources, Ltd.	408,220	—
*CDS Technologies, Ltd.	13,276	11,353
Cedar Woods Properties, Ltd.	100,585	224,528
#Cellestis, Ltd.	387,333	1,229,116
*Cellnet Group, Ltd.	921,474	236,397
*Centamin Egypt, Ltd.	2,112,300	4,331,276
#Centennial Coal Co., Ltd.	1,196,500	3,341,606
*Centrex Metals, Ltd.	46,889	25,833
#*Ceramic Fuel Cells, Ltd.	2,190,662	424,707
Challenger Financial Services Group, Ltd.	1,750,037	5,754,880
*Chandler Macleod Group, Ltd.	88,156	13,559
*Chemeq, Ltd.	166,742	12,458
*ChemGenex Pharmaceuticals, Ltd. (6273635)	621,179	439,139
*ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,594
*Circadian Technologies, Ltd.	64,591	42,661
*Citadel Resource Group, Ltd.	1,735,175	666,296
#*Citigold Corp., Ltd.	3,765,806	468,446
#*Clarius Group, Ltd.	1,105,857	1,049,319
*Clinuvel Pharmaceuticals, Ltd.	1,184,356	323,311
Clough, Ltd.	1,650,373	1,228,325
Clover Corp., Ltd.	269,348	51,799
#*CO2 Group, Ltd.	844,559	293,412
*Cockatoo Coal, Ltd.	83,491	28,218
Codan, Ltd.	142,942	118,490
*Coffey International, Ltd.	555,688	1,088,412
Collection House, Ltd.	1,759,373	1,082,048
*Comet Ridge, Ltd.	65,567	23,045
#ConnectEast Group, Ltd.	8,607,304	3,049,683
#*Conquest Mining, Ltd.	1,061,185	549,957
Consolidated Media Holdings, Ltd.	965,454	2,618,474
Corporate Express Australia, Ltd.	422,355	1,621,057
#Count Financial, Ltd.	991,201	1,212,267

109

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Coventry Group, Ltd.	140,775	$212,659
#Crane Group, Ltd.	345,440	2,783,584
*Crescent Gold, Ltd.	1,124,856	221,975
CSG, Ltd.	135,235	176,593
*CuDeco, Ltd.	96,711	489,898
#*Cue Energy Resources, Ltd.	452,354	102,128
#*Customers, Ltd.	477,130	1,336,895
Danks Holdings, Ltd.	10,425	122,034
Data#3, Ltd.	5,572	39,183
#David Jones, Ltd.	1,296,067	6,140,136
Devine, Ltd.	993,850	413,745
Dominion Mining, Ltd.	394,791	1,242,211
#Downer EDI, Ltd.	908,261	6,914,045
*Dragon Mining, Ltd.	1,665,100	121,924
#DUET Group, Ltd.	2,903,270	4,392,324
#DWS Advanced Business Solutions, Ltd.	102,144	158,921
*Dyesol, Ltd.	52,231	40,594
#*Eastern Star Gas, Ltd.	2,840,990	2,148,807
#*Elders, Ltd.	13,223,946	2,168,817
*Ellect Holdings, Ltd.	482	1,562
*Ellex Medical Lasers, Ltd.	210,483	43,398
Emeco Holdings, Ltd.	1,240,388	959,137
#Energy Developments, Ltd.	627,582	1,346,076
#*Energy World Corp., Ltd.	4,084,764	1,750,350
Envestra, Ltd.	4,390,935	2,069,475
Envirozel, Ltd.	381,802	54,521
Euroz, Ltd.	8,038	11,502
#*Extract Resources, Ltd.	140,902	1,044,876
*Falcon Minerals, Ltd.	4,587	820
Fantastic Holdings, Ltd.	355,613	1,272,100
*Fig Tree Developments, Ltd.	20,365	183
*First Australian Resources, Ltd.	414,263	15,011
#Fleetwood Corp., Ltd.	238,527	1,613,405
FlexiGroup, Ltd.	436,156	588,070
#Flight Centre, Ltd.	192,954	2,910,033
#*Flinders Mines, Ltd.	5,948,301	757,041
*Forest Enterprises Australia, Ltd.	2,849,173	194,454
Forge Group, Ltd.	170,828	224,009
*Forte Energy NL	850,000	125,244
Gazal Corp., Ltd.	104,542	128,921
*Geodynamics, Ltd.	1,015,653	822,326
*Gindalbie Metals, Ltd.	1,817,381	1,408,883
*Giralia Resources NL	625,030	574,826
*Glengarry Resources, Ltd.	768,955	36,560
Goodman Fielder, Ltd.	864,773	1,240,480
Gowing Bros., Ltd.	82,167	201,212
#*Graincorp, Ltd. Series A	461,398	2,868,614
#*Grange Resources, Ltd.	903,958	201,261
*GRD, Ltd.	1,354,280	653,194
#*Great Southern, Ltd.	9,302,784	1,004,864
#GUD Holdings, Ltd.	338,555	2,611,536
Gunns, Ltd.	2,872,620	2,588,470
#GWA International, Ltd.	957,332	2,435,122
Hastie Group, Ltd.	784,777	1,323,797
*Havilah Resources NL	271,898	144,789
#Healthscope, Ltd.	857,741	3,640,247
*HFA Holdings, Ltd.	186,406	38,953
HGL, Ltd.	108,137	105,759
*Highlands Pacific, Ltd.	2,651,500	692,154
#Hills Industries, Ltd.	926,493	1,701,501
*Horizon Oil, Ltd.	3,227,717	878,995

110

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Hutchison Telecommunications (Australia), Ltd.	7,914,113	$811,262
*Icon Energy, Ltd.	111,982	43,396
*ICSGlobal, Ltd.	248,727	23,193
IDT Australia, Ltd.	82,205	110,407
iiNet, Ltd.	416,802	691,611
*Iluka Resources, Ltd.	506,650	1,569,617
Imdex, Ltd.	812,684	615,550
*IMF Australia, Ltd.	231,410	335,322
*IMX Resources, Ltd.	594,082	161,745
Independence Group NL	552,303	2,093,310
*Indophil Resources NL	1,738,038	1,422,340
#Industrea, Ltd.	3,394,391	1,324,506
#Infigen Energy, Ltd.	1,556,089	1,982,319
#Infomedia, Ltd.	1,458,074	523,355
*Innamincka Petroleum, Ltd.	780,031	128,460
Integrated Research, Ltd.	261,513	105,581
#*Intrepid Mines, Ltd.	666,867	197,292
Invocare, Ltd.	637,257	3,346,428
#IOOF Holdings, Ltd.	950,183	4,451,477
#Iress Market Technology, Ltd.	348,498	2,403,394
#iSOFT Group, Ltd.	2,688,547	1,922,611
*Ivanhoe Australia, Ltd.	34,933	112,095
*Ixla, Ltd.	89,921	1,862
#*Jabiru Metals, Ltd.	1,854,281	689,876
#JB Hi-Fi, Ltd.	281,420	5,175,392
K&S Corp., Ltd.	160,535	413,646
#*Kagara, Ltd.	1,628,074	1,434,927
#*Karoon Gas Australia, Ltd.	628,673	4,257,692
*Kings Minerals NL	1,634,196	226,333
#Kingsgate Consolidated, Ltd.	395,739	2,669,366
*Kingsrose Mining, Ltd.	134,627	78,309
*Lednium, Ltd.	195,019	14,044
Lemarne Corp., Ltd.	25,882	104,391
#*Lend Lease Primelife, Ltd.	2,140,495	576,058
#*Linc Energy, Ltd.	866,033	1,201,414
*Liquefied Natural Gas, Ltd.	54,592	63,521
*Lodestar Minerals, Ltd.	26,307	1,539
Lycopodium, Ltd.	45,700	117,868
#*Lynas Corp., Ltd. (6121176)	5,059,481	2,130,679
*Lynas Corp., Ltd. (B4T1K12)	356,375	155,583
*M2 Telecommunications Group, Ltd.	60,939	86,465
#MAC Services Group, Ltd.	185,743	344,150
#Macarthur Coal, Ltd.	283,794	2,125,783
MacMahon Holdings, Ltd.	3,283,150	1,638,707
#Macquarie Media Group, Ltd. (B1FQWB4)	786,064	1,285,493
*Macquarie Media Group, Ltd. (B50HWQ5)	786,064	1,309,010
*Macquarie Telecom Group, Ltd.	35,019	115,892
*Magma Metals, Ltd.	154,165	92,544
#*Mantra Resources, Ltd.	31,175	122,748
#*Marion Energy, Ltd.	434,665	49,721
*Maryborough Sugar Factory, Ltd.	2,560	5,284
MaxiTRANS Industries, Ltd.	889,356	354,023
*McGuigan Simeon Wines, Ltd.	2,456,151	747,128
#McMillan Shakespeare, Ltd.	194,418	722,531
*McPherson’s, Ltd.	303,441	789,789
*Medusa Mining, Ltd.	119,453	350,258
Melbourne IT, Ltd.	379,204	593,008
#*MEO Australia, Ltd.	380,000	187,899
#Mermaid Marine Australia, Ltd.	737,634	1,770,166
*Metgasco, Ltd.	44,450	20,138
*Mikoh Corp., Ltd.	856,548	80,457

111

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Millennium Minerals, Ltd.	656,280	$30,751
#*Minara Resources, Ltd.	697,128	538,406
#Mincor Resources NL	946,204	1,792,123
#Mineral Resources, Ltd.	381,930	2,425,764
*Mirabela Nickel, Ltd.	60,633	145,757
Mitchell Communications Group, Ltd.	1,225,532	960,162
#*Molopo Australia, Ltd.	893,604	1,071,894
Monadelphous Group, Ltd.	302,955	3,598,672
Mortgage Choice, Ltd.	675,512	841,205
*Mosaic Oil NL	2,209,067	236,033
#*Mount Gibson Iron, Ltd.	3,114,599	3,290,085
*Murchison Metals, Ltd.	338,689	425,690
Namoi Cotton Cooperative, Ltd.	196,490	80,068
National Can Industries, Ltd.	97,017	104,795
Navitas, Ltd.	1,205,167	4,012,073
#*Nexbis, Ltd.	362,894	61,676
#*Nexus Energy, Ltd.	2,957,188	839,826
NIB Holdings, Ltd.	101,807	120,569
#*Nido Petroleum, Ltd.	4,759,793	543,828
#Nomad Building Solutions, Ltd.	29,955	20,978
*Norton Gold Fields, Ltd.	276,468	72,289
#*Novogen, Ltd.	391,594	211,275
*NuSep, Ltd.	872	133
#Oakton, Ltd.	378,695	1,180,025
*Orbital Corp., Ltd.	1,013,772	61,692
OrotonGroup, Ltd.	79,968	431,420
*Otto Energy, Ltd.	1,486,012	89,587
*Pacific Brands, Ltd.	4,412,120	5,137,506
Pan Pacific Petroleum NL	1,059,542	397,196
#*PanAust, Ltd.	8,757,197	3,578,848
Panoramic Resources, Ltd.	901,883	1,851,823
*Paperlinx, Ltd.	2,771,649	1,347,337
*Payce Consolidated, Ltd.	29,670	19,229
#Peet, Ltd.	996,525	1,982,589
#*Perilya, Ltd.	354,317	148,141
#Perpetual Trustees Australia, Ltd.	95,745	3,190,548
*Perseus Mining, Ltd.	299,013	393,750
#*Pharmaxis, Ltd.	815,846	1,838,484
Photon Group, Ltd.	36,148	57,717
*Planet Gas, Ltd.	55,177	9,326
*Plantcorp NL	4,329	—
#*Platinum Australia, Ltd.	983,731	783,021
*PMP, Ltd.	1,829,096	970,666
*Port Bouvard, Ltd.	270,578	60,890
*Poseidon Nickel, Ltd.	470,468	118,375
*Prana Biotechnology, Ltd.	195,424	33,287
#Premier Investments, Ltd.	187,265	1,370,509
Prime Media Group, Ltd.	1,001,480	722,873
*Prime Retirement & Aged Care Property Trust	535,374	76,793
#Programmed Maintenance Service, Ltd.	450,034	1,741,916
#*Ramelius Resources, Ltd.	147,307	56,733
Ramsay Health Care, Ltd.	255,779	2,419,442
*Raptis Group, Ltd.	12,000	4,321
#RCR Tomlinson, Ltd.	1,119,113	1,135,966
#REA Group, Ltd.	46,463	341,876
Reckon, Ltd.	141,500	225,458
*Red Fork Energy, Ltd.	22,020	19,483
#Redflex Holdings, Ltd.	384,390	796,959
#Reece Australia, Ltd.	238,457	5,244,014
Reject Shop, Ltd. (The)	112,300	1,310,920
#*Resolute Mining, Ltd.	1,442,710	919,160

112

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Resource Generation, Ltd.	67,290	$31,990
Retail Food Group, Ltd.	321	748
Reverse Corp., Ltd.	236,664	119,617
*RHG, Ltd.	279,073	176,837
Ridley Corp., Ltd.	1,283,068	1,222,691
*RiverCity Motorway Group, Ltd.	902,760	125,613
#*Riversdale Mining, Ltd.	692,356	3,279,236
*Roc Oil Co., Ltd.	937,716	508,443
Rock Building Society, Ltd.	28,109	64,610
Ross Human Directions, Ltd.	143,511	46,661
#Ruralco Holdings, Ltd.	88,146	190,477
#SAI Global, Ltd.	797,840	2,469,614
#*Salinas Energy, Ltd.	637,362	84,316
Salmat, Ltd.	707,196	2,606,393
*Samson Oil & Gas, Ltd.	1,851,708	19,742
Schaffer Corp., Ltd.	33,766	194,932
*SDI, Ltd.	178,683	56,320
Sedgman, Ltd.	158,566	214,359
#Seek, Ltd.	666,916	3,584,917
Select Harvests, Ltd.	196,698	705,557
Servcorp, Ltd.	300,722	1,052,189
#Service Stream, Ltd.	1,462,044	520,174
#Seven Network, Ltd.	330,352	1,904,716
*Shield Mining, Ltd.	58,492	6,713
Sigma Pharmaceuticals, Ltd.	4,862,235	4,070,078
#*Silex System, Ltd.	470,343	2,673,974
#*Silver Lake Resources, Ltd.	103,729	78,186
*Sino Gold Mining, Ltd.	321,734	1,888,702
*Sino Strategic International, Ltd.	130,864	77,050
*Sirtex Medical, Ltd.	216,786	1,164,191
#Skilled Group, Ltd.	391,640	786,763
SMS Management & Technology, Ltd.	292,441	1,368,631
SP Telemedia, Ltd.	528,127	632,565
#Spark Infrastructure Group, Ltd.	2,596,492	2,815,225
*Specialty Fashion Group, Ltd.	807,082	839,785
*Sphere Investments, Ltd.	7,555	—
Spotless Group, Ltd.	1,144,847	2,574,680
#*St. Barbara, Ltd.	3,232,274	874,682
*Starpharma Holdings, Ltd.	497,958	253,944
Straits Resources, Ltd.	878,069	1,239,586
#*Structural Systems, Ltd.	172,988	166,879
#*Stuart Petroleum, Ltd.	201,731	95,367
STW Communications Group, Ltd.	14,827	11,058
#*Sundance Resources, Ltd.	5,993,157	815,692
Sunland Group, Ltd.	852,875	553,541
Super Cheap Auto Group, Ltd.	718,503	3,377,562
*Swick Mining Services, Ltd.	49,595	24,826
Symex Holdings, Ltd.	355,611	169,285
*Talent2 International, Ltd.	474,826	663,582
*Tap Oil, Ltd.	3,987,713	3,732,072
#Tassal Group, Ltd.	598,270	945,778
Technology One, Ltd.	1,318,149	956,384
#Ten Network Holdings, Ltd.	2,056,782	2,807,921
#*Terramin Australia, Ltd.	129,679	116,730
#TFS Corp., Ltd.	996,484	810,275
Thakral Holdings Group, Ltd.	2,559,697	994,866
*TNG, Ltd.	621,584	50,765
Tower Australia Group, Ltd.	1,159,243	3,055,999
*Tox Free Solutions, Ltd.	308,907	680,334
Transfield Services, Ltd.	753,413	2,840,717
#Transfield Services, Ltd. Infrastructure Fund	766,966	674,346

113

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#*Transpacific Industries Group, Ltd.	363,760	$486,339
#Troy Resources NL	298,451	617,097
Trust Co., Ltd.	82,756	455,133
#*Unilife Medical Solutions, Ltd.	608,036	587,629
United Group, Ltd.	225,753	2,715,175
*United Minerals Corp. NL	161,411	179,337
#UXC, Ltd.	968,954	730,008
*Victoria Petroleum NL	74,027	23,030
*View Resources, Ltd.	1,283,369	150,179
#Village Roadshow, Ltd.	596,487	931,882
#*Virgin Blue Holdings, Ltd.	5,081,560	2,261,041
*Viterra, Inc.	38,330	361,243
*Voyager Resources, Ltd.	19,640	513
Watpac, Ltd.	628,444	825,175
#*Wattyl, Ltd.	433,037	397,273
#WDS, Ltd.	375,342	602,453
#Webjet, Ltd.	373,212	628,779
Webster, Ltd.	158,276	72,241
#West Australian Newspapers Holdings, Ltd.	709,322	4,717,984
#*Western Areas NL	529,359	2,243,835
#*White Energy Co., Ltd.	141,468	324,152
Whitehaven Coal, Ltd.	341,119	1,182,621
WHK Group, Ltd.	1,202,433	1,120,217
#Wide Bay Australia, Ltd.	70,360	566,654
Willmott Forests, Ltd. (6315601)	21,095	7,618
*Willmott Forests, Ltd. (B4T0C02)	17,224	6,279
#*Windimurra Vanadium, Ltd.	537,429	82,240
#Wotif.com Holdings, Ltd.	538,244	2,893,564

TOTAL AUSTRALIA		398,598,208

HONG KONG — (17.2%)
AAC Acoustic Technologies Holdings, Inc.	1,210,000	1,517,846
*ABC Communications (Holdings), Ltd.	172,000	65,025
Aeon Credit Service (Asia) Co., Ltd.	740,000	608,146
Aeon Stores Hong Kong Co., Ltd.	234,000	425,099
Alco Holdings, Ltd.	1,468,000	475,042
Allan International Holdings, Ltd.	592,000	122,416
Allied Group, Ltd.	683,200	1,612,760
*Allied Properties, Ltd.	10,530,000	1,696,133
Amax Holdings, Ltd.	1,650,000	44,432
*Apac Resources, Ltd.	4,140,000	284,845
*APT Satellite Holdings, Ltd.	850,000	212,769
Arts Optical International Holdings, Ltd.	730,000	272,007
Asia Commercial Holdings, Ltd.	131,040	12,382
*Asia Energy Logistics Group, Ltd.	210,400	4,325
Asia Financial Holdings, Ltd.	2,546,908	867,826
Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,423,977
*Asia Standard Hotel Group, Ltd.	13,095,018	737,102
*Asia Standard International Group, Ltd.	14,569,281	2,138,374
*Asia TeleMedia, Ltd.	2,832,000	36,541
*Associated International Hotels, Ltd.	954,000	2,061,749
Automated Systems Holdings, Ltd.	340,000	65,602
#*AVIC International Holding HK, Ltd.	5,332,000	204,484
*Bal Holdings, Ltd.	45	2
*Beijing Enterprises Water Group, Ltd.	3,762,000	908,296
Bossini International Holdings, Ltd.	3,871,500	202,267
Brightoil Petroleum Holdings, Ltd.	1,424,000	1,140,220
*Burwill Holdings, Ltd.	7,148,960	384,250
#C C Land Holdings, Ltd.	2,870,000	1,557,682
Cafe de Coral Holdings, Ltd.	154,000	332,951
*Capital Estate, Ltd.	28,570,000	141,537

114

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Capital Publications, Ltd.	20,847,170	$775,448
Capital Strategic Investment, Ltd.	18,239,625	484,735
*CASH Financial Services Group, Ltd.	119,565	9,469
*Celestial Asia Securities Holdings, Ltd.	343,810	68,811
Century City International Holdings, Ltd.	4,332,600	255,411
Chevalier International Holdings, Ltd.	733,482	525,717
Chevalier Pacific Holdings, Ltd.	355,250	63,682
*China Best Group Holding, Ltd.	3,721,400	119,233
*China Digicontent Co., Ltd.	2,710,000	3,497
*China Electronics Corp. Holdings Co., Ltd.	890,250	101,684
China Hong Kong Photo Products Holdings, Ltd.	1,909,000	124,485
*China Infrastructure Investment, Ltd.	6,280,000	164,576
*China Investments Holdings, Ltd.	210,000	5,789
China Metal International Holdings, Ltd.	2,582,000	577,153
China Motion Telecom International, Ltd.	5,080,000	116,987
China Motor Bus Co., Inc.	74,000	569,528
*China Properties Investment Holdings, Ltd.	880,000	13,691
*China Seven Star Shopping, Ltd.	12,410,000	376,200
*China Solar Energy Holdings, Ltd.	2,160,000	32,956
*China Strategic Holdings, Ltd.	1,670,000	79,727
*China Timber Resources Group, Ltd.	3,400,000	63,648
China Ting Group Holdings, Ltd.	228,000	34,425
#*China WindPower Group, Ltd.	7,060,000	797,572
China Zirconium, Ltd.	116,400	136,336
*ChinaVision Media Group, Ltd.	130,000	7,126
*Chinese People Holdings Co., Ltd.	8,960,000	373,395
Chinney Investments, Ltd.	1,144,000	150,375
#Chong Hing Bank, Ltd.	1,019,000	1,976,531
Chow Sang Sang Holdings, Ltd.	1,227,680	1,216,407
Chu Kong Shipping Development, Ltd.	1,584,000	234,940
Chuang’s Consortium International, Ltd.	3,588,786	364,039
*Chun Wo Development Holdings, Ltd.	2,002,926	127,207
#Citic 1616 Holdings, Ltd.	1,060,000	347,507
*City e-Solutions, Ltd.	186,000	16,742
City Telecom, Ltd.	1,506,751	500,866
*Clear Media, Ltd.	45,000	19,947
*Climax International Co., Ltd.	40,700	131
*CNNC International, Ltd.	330,000	368,725
*CNT Group, Ltd.	9,397,264	222,458
*COL Capital, Ltd.	2,749,840	413,790
*Compass Pacific Holdings, Ltd.	1,248,000	43,553
Computer & Technologies Holdings, Ltd.	432,000	69,250
Continental Holdings, Ltd.	98,825	23,404
Convenience Retail Asia, Ltd.	64,000	17,306
*Cosmos Machinery Enterprises, Ltd.	1,616,400	122,504
#Cross-Harbour Holdings, Ltd.	591,520	590,487
*Dah Sing Banking Group, Ltd.	706,000	980,631
*Dah Sing Financial Holdings, Ltd.	245,600	1,386,585
*Daisho Microline Holdings, Ltd.	1,236,000	97,570
*Dan Form Holdings Co., Ltd.	3,153,260	255,793
Daphne International Holdings, Ltd.	4,086,000	3,088,086
Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	242,472
Dickson Concepts International, Ltd.	825,000	381,847
*Dragon Hill Wuling Automobile Holdings, Ltd.	112,500	14,624
*Dynamic Global Holdings, Ltd.	3,522,000	64,943
Dynamic Holdings, Ltd.	374,000	75,906
Eagle Nice (International) Holdings, Ltd.	238,000	81,240
EcoGreen Fine Chemical Group, Ltd.	1,112,000	265,014
*Eforce Holdings, Ltd.	3,480,000	44,165
#*EganaGoldpfeil Holdings, Ltd.	4,121,757	—
*E-Kong Group, Ltd.	620,000	31,641

115

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Emperor Capital Group, Ltd.	749,672	$40,036
Emperor Entertainment Hotel, Ltd.	2,410,000	277,986
*Emperor International Holdings, Ltd.	3,808,360	689,777
*ENM Holdings, Ltd.	27,244,000	1,161,462
*eSun Holdings, Ltd.	302,000	43,631
*Extrawell Pharmaceutical Holdings, Ltd.	2,490,000	632,926
*Ezcom Holdings, Ltd.	72,576	450
Fairwood Holdings, Ltd.	316,600	264,196
#Far East Consortium International, Ltd.	4,117,766	1,312,252
*Far East Technology International, Ltd.	179,520	23,212
*First Natural Foods Holdings, Ltd.	2,365,000	—
Fong’s Industries Co., Ltd.	102,000	27,165
Four Seas Food Investment Holdings, Ltd.	202,184	23,676
Four Seas Mercantile Holdings, Ltd.	592,000	146,268
*Frasers Property China, Ltd.	16,477,000	277,103
*Freeman Corp., Ltd.	315,000	24,345
#Fubon Bank Hong Kong, Ltd.	1,336,000	597,730
*Fujian Holdings, Ltd.	117,800	9,455
Fujikon Industrial Holdings, Ltd.	912,000	180,012
#*Galaxy Entertainment Group, Ltd.	2,630,121	1,114,834
#Get Nice Holdings, Ltd.	11,788,000	654,644
#Giordano International, Ltd.	6,824,000	1,691,607
*Global Tech (Holdings), Ltd.	5,612,000	38,858
Glorious Sun Enterprises, Ltd.	2,700,000	844,024
Gold Peak Industries (Holdings), Ltd.	3,080,250	484,827
Golden Resources Development International, Ltd.	2,848,500	151,060
*Goldin Properties Holdings, Ltd.	1,876,000	734,654
Golik Holdings, Ltd.	930,500	38,620
*GR Vietnam Holdings, Ltd.	620,000	10,573
Grande Holdings, Ltd.	882,000	62,993
Great Eagle Holdings, Ltd.	481,499	1,257,866
*Group Sense International, Ltd.	2,448,000	81,537
Guangnan Holdings, Ltd.	1,779,600	250,270
*Hang Fung Gold Technology, Ltd.	1,972,482	—
*Hannstar Board International Holdings, Ltd.	430,000	105,668
*Hans Energy Co., Ltd.	7,556,000	393,889
Harbour Centre Development, Ltd.	889,500	720,549
*Heng Tai Consumables Group, Ltd.	4,759,500	345,661
*Hi Sun Technology (China), Ltd.	2,865,000	1,110,568
High Fashion International, Ltd.	268,000	63,846
#*HKR International, Ltd.	2,412,736	1,008,524
*Hong Fok Land, Ltd.	1,210,000	1,561
Hong Kong & Shanghai Hotels, Ltd.	292,176	418,143
Hong Kong Catering Management, Ltd.	542,796	149,346
Hong Kong Ferry (Holdings) Co., Ltd.	809,300	656,103
Hongkong Chinese, Ltd.	4,482,000	401,431
*Hop Fung Group Holdings, Ltd.	888,000	121,372
*Hop Hing Group Holdings, Ltd.	792,318	30,730
Hsin Chong Construction Group, Ltd.	1,569,658	147,795
#Huafeng Group Holdings, Ltd.	12,853,325	568,901
Hung Hing Printing Group, Ltd.	242,000	73,470
*Huscoke Resources Holdings, Ltd.	670,000	49,940
Hutchison Harbour Ring, Ltd.	10,412,000	761,968
*Hutchison Telecommunications International, Ltd.	4,239,000	849,032
*HyComm Wireless, Ltd.	47,090	6,285
*I.T., Ltd.	2,734,000	275,051
*IDT International, Ltd.	6,240,183	166,467
Integrated Distribution Services Group, Ltd.	759,000	1,062,317
*Interchina Holdings Co., Ltd.	14,985,000	163,739
*IPE Group, Ltd.	1,140,000	71,053
ITC Corp., Ltd.	893,645	50,183

116

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*ITC Properties Group, Ltd.	3,858,747	$564,612
*Jiuzhou Development Co., Ltd.	2,632,000	259,692
*JLF Investment Co., Ltd.	1,036,250	74,671
#*Johnson Electric Holdings, Ltd.	4,319,500	1,880,661
*Joyce Boutique Holdings, Ltd.	1,530,000	32,862
*Junefield Department Store Group, Ltd.	384,000	13,066
K Wah International Holdings, Ltd.	2,788,405	948,947
Kantone Holdings, Ltd.	10,351,685	246,369
*Karl Thomson Holdings, Ltd.	1,188,000	160,996
Karrie International Holdings, Ltd.	1,431,600	108,607
Keck Seng Investments (Hong Kong), Ltd.	904,600	440,563
Kee Shing Holdings, Ltd.	886,000	77,737
Kin Yat Holdings, Ltd.	586,000	121,104
King Fook Holdings, Ltd.	998,000	107,289
*King Pacific International Holdings, Ltd.	1,404,200	22,104
Kingmaker Footwear Holdings, Ltd.	1,476,955	174,507
*Kong Sun Holdings, Ltd.	2,198,000	10,957
Kowloon Development Co., Ltd.	1,620,000	1,726,555
*KPI Co., Ltd.	396,000	17,332
KTP Holdings, Ltd.	560,400	80,692
Kwoon Chung Bus Holdings, Ltd.	556,000	80,487
*Lai Sun Development Co., Ltd.	78,052,800	1,396,639
Lam Soon Hong Kong, Ltd.	302,310	183,173
Le Saunda Holdings, Ltd.	1,424,000	261,691
*Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,981
Lee & Man Holdings, Ltd.	1,780,000	612,645
Lee & Man Paper Manufacturing, Ltd.	1,504,400	2,974,469
Lerado Group Holding Co., Ltd.	1,602,000	158,452
*LeRoi Holdings, Ltd.	4,648,000	138,880
*Lijun International Pharmaceutical Holding, Ltd.	355,000	49,936
Lippo, Ltd.	1,195,700	389,512
Liu Chong Hing Investment, Ltd.	755,200	678,659
*Longrun Tea Group Co., Ltd.	480,000	52,469
*Loudong General Nice Resources China Holdings, Ltd.	35,708	5,053
Luen Thai Holdings, Ltd.	1,345,000	129,576
Luk Fook Holdings (International), Ltd.	1,192,000	690,723
#Luks Industrial Group, Ltd.	302,913	164,878
*Lung Cheong International Holdings, Ltd.	2,426,000	109,035
Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	814,278
*Magnificent Estates, Ltd.	12,744,000	224,853
Mainland Headwear Holdings, Ltd.	765,600	88,843
Man Yue International Holdings, Ltd.	1,084,000	326,702
Matrix Holdings, Ltd.	1,067,414	204,888
*Mei Ah Entertainment Group, Ltd.	1,732,000	115,920
Melbourne Enterprises, Ltd.	45,500	415,215
#*Melco International Development, Ltd.	2,228,000	1,215,129
*Midas International Holdings, Ltd.	3,272,000	100,417
Midland Holdings, Ltd.	3,068,000	2,626,996
*Ming An Holdings Co., Ltd.	3,990,000	1,261,322
#*Minmetals Holdings, Ltd.	2,670,000	848,626
Miramar Hotel & Investment Co., Ltd.	772,000	846,288
Nanyang Holdings, Ltd.	137,500	189,541
National Electronics Holdings, Ltd.	2,156,000	130,314
Natural Beauty Bio-Technology, Ltd.	4,790,000	813,988
*Neo-Neon Holdings, Ltd.	366,000	237,131
New Century Group Hong Kong, Ltd.	13,351,464	222,805
New Island Printing Holdings, Ltd.	176,000	16,617
*New Times Energy Corp, Ltd.	7,108,000	281,388
*New World Mobile Holdings, Ltd.	22,140	8,780
Neway Group Holdings, Ltd.	16,400,000	456,233
*Next Media, Ltd.	4,370,000	555,949

117

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Norstar Founders Group, Ltd.	3,256,000	$306,686
*Orient Power Holdings, Ltd.	804,000	19,503
Oriental Watch Holdings, Ltd.	671,000	126,764
Pacific Andes International Holdings, Ltd.	3,206,797	535,297
Pacific Basin Shipping, Ltd.	3,924,000	2,888,627
*Pacific Century Premium Developments, Ltd.	4,569,000	1,232,029
*Pacific Textile Holdings, Ltd.	109,000	54,010
Paliburg Holdings, Ltd.	2,198,830	649,354
*Paradise Entertainment, Ltd.	396,900	11,881
Paul Y Engineering Group, Ltd.	75,692	5,835
PCCW, Ltd.	2,179,000	535,178
#*Peace Mark Holdings, Ltd.	2,738,022	—
Pegasus International Holdings, Ltd.	226,000	39,599
Pico Far East Holdings, Ltd.	3,670,000	671,636
*Playmates Toys, Ltd.	220,000	6,160
*PME Group, Ltd.	950,000	35,972
Pokfulam Development Co., Ltd.	234,000	140,704
*Pokphand (C.P.) Co., Ltd.	5,970,000	335,109
*Polyard Petroleum International Group, Ltd.	1,170,000	13,524
*Polytec Asset Holdings, Ltd.	1,290,000	220,220
#Ports Design, Ltd.	1,014,500	2,727,513
*Premium Land, Ltd.	4,950,000	134,738
*Proview International Holdings, Ltd.	10,969,322	364,202
#Public Financial Holdings, Ltd.	1,848,000	954,004
*Pyxis Group, Ltd.	1,936,000	42,359
*QPL International Holdings, Ltd.	2,009,000	73,126
Quality Healthcare Asia, Ltd.	478,995	253,045
Raymond Industrial, Ltd.	1,509,400	132,459
#Regal Hotels International Holdings, Ltd.	2,253,800	842,537
*Rexlot Holdings, Ltd.	3,650,000	321,095
Rivera Holdings, Ltd.	5,710,000	231,153
#Road King Infrastructure, Ltd.	1,108,000	893,818
Roadshow Holdings, Ltd.	1,456,000	126,300
S.A.S. Dragon Holdings, Ltd.	1,456,000	205,408
Sa Sa International Holdings, Ltd.	2,064,000	1,026,346
Safety Godown Co., Ltd.	408,000	219,165
Samson Paper Holdings, Ltd.	666,000	65,489
*San Miguel Brewery Hong Kong, Ltd.	612,800	90,558
*Sanyuan Group, Ltd.	415,000	8,032
Sea Holdings, Ltd.	1,138,000	503,882
*SEEC Media Group, Ltd.	2,550,000	62,517
Shell Electric Manufacturing Co., Ltd.	1,254,172	1,007,163
#Shenyin Wanguo, Ltd.	1,212,500	550,004
*Shougang Concord Century Holdings, Ltd.	3,916,000	416,788
*Shougang Concord Grand Group, Ltd.	2,451,000	135,047
*Shougang Concord Technology Holdings, Ltd.	2,639,809	188,289
#Shui On Construction & Materials, Ltd.	534,000	824,884
*Shun Ho Resources Holdings, Ltd.	483,000	50,958
*Shun Ho Technology Holdings, Ltd.	1,037,452	97,359
#Shun Tak Holdings, Ltd.	2,188,000	1,471,831
Silver Grant International Industries, Ltd.	5,033,000	1,139,841
*Sincere Co., Ltd.	505,500	19,639
Sing Tao News Corp., Ltd.	1,842,000	125,116
Singamas Container Holdings, Ltd.	1,718,000	326,046
*Sinocan Holdings, Ltd.	350,000	1,761
*Skyfame Realty Holdings, Ltd.	2,737,750	188,597
Smartone Telecommunications Holdings, Ltd.	1,272,500	974,304
*SMI Publishing Group, Ltd.	250,511	485
*Solartech International Holdings, Ltd.	618,000	11,475
#Solomon Systech International, Ltd.	2,554,000	238,453
South China (China), Ltd.	5,620,000	403,989

118

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
HONG KONG — (Continued)
South China Financial Holdings, Ltd.	4,872,000	$57,502
Southeast Asia Properties & Finance, Ltd.	289,892	69,388
*Star Cruises, Ltd.	56,000	12,926
*Starlight International Holdings, Ltd.	1,903,792	68,610
Stella International Holdings, Ltd.	184,500	351,882
*Styland Holdings, Ltd.	101,991	325
*Success Universe Group, Ltd.	5,560,000	237,438
Sun Hing Vision Group Holdings, Ltd.	358,000	122,767
Sun Hung Kai & Co., Ltd.	237,000	185,510
Sunway International Holdings, Ltd.	866,000	22,136
*Superb Summit International Timber Co., Ltd.	2,401,600	74,370
SW Kingsway Capitol Holdings, Ltd.	4,650,000	110,688
Synergis Holdings, Ltd.	350,033	35,998
#*Tack Fat Group International, Ltd.	4,448,000	229,568
Tai Cheung Holdings, Ltd.	1,799,000	998,873
Tai Fook Securities Group, Ltd.	1,141,899	503,390
Tai Sang Land Development, Ltd.	576,984	214,277
Tak Sing Alliance Holdings, Ltd.	2,703,865	421,437
Tan Chong International, Ltd.	1,212,000	233,511
*TCC International Holdings, Ltd.	1,829,789	738,680
*Technology Venture Holdings, Ltd.	58,600	21,954
#Techtronic Industries Co., Ltd.	3,354,000	2,690,038
*Termbray Industries International (Holdings), Ltd.	2,304,900	356,138
Tern Properties Co., Ltd.	61,200	26,082
Texhong Textile Group, Ltd.	1,930,000	240,004
Texwinca Holdings, Ltd.	1,976,000	1,674,030
*Tian Teck Land, Ltd.	1,076,000	948,420
*Titan Petrochemicals Group, Ltd.	520,000	14,378
*Tomorrow International Holdings, Ltd.	1,296,420	86,709
Tongda Group Holdings, Ltd.	6,010,000	168,186
*Top Form International, Ltd.	2,760,000	204,646
*Topsearch International (Holdings), Ltd.	3,860,000	124,281
Transport International Holdings, Ltd.	188,800	533,741
Tristate Holdings, Ltd.	188,000	35,770
Truly International Holdings, Ltd.	1,020,000	1,050,842
Tungtex (Holdings) Co., Ltd.	910,000	160,094
Tysan Holdings, Ltd.	1,040,773	159,242
#*United Laboratories, Ltd. (The)	408,000	185,201
*United Power Investment, Ltd.	5,696,000	190,645
*U-Right International Holdings, Ltd.	4,746,000	8,573
USI Holdings, Ltd.	1,452,999	484,196
#*Value Partners Group, Ltd.	610,000	268,983
*Van Shung Chong Holdings, Ltd.	2,205,335	140,454
*Vantage International Holdings, Ltd.	204,000	18,031
#Varitronix International, Ltd.	877,293	269,035
Vedan International (Holdings), Ltd.	3,144,000	305,673
Veeko International Holdings, Ltd.	1,532,981	27,402
*Victory City International Holdings, Ltd.	2,759,185	386,258
*Vital Biotech Holdings, Ltd.	470,000	10,753
#Vitasoy International Holdings, Ltd.	3,457,000	2,093,358
*Vongroup, Ltd.	10,865,000	253,123
VST Holdings, Ltd.	144,000	28,704
#Vtech Holdings, Ltd.	120,000	1,000,107
Wah Ha Realty Co., Ltd.	278,600	85,559
*Wah Nam International Holdings, Ltd.	760,000	121,821
*Wai Kee Holdings, Ltd.	8,218,738	1,859,076
Wang On Group, Ltd.	35,148	998
*Warderly International Holdings, Ltd.	520,000	32,206
Wheelock Properties, Ltd.	155,000	107,547
*Winfoong International, Ltd.	1,210,000	31,975
Wing On Co. International, Ltd.	785,000	1,039,609

119

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Winteam Pharmaceutical Group, Ltd.	1,170,000	$115,846
Wong’s International (Holdings), Ltd.	737,641	109,239
*Wong’s Kong King International (Holdings), Ltd.	120,000	11,553
#Xinyi Glass Holding Co., Ltd.	1,902,000	1,501,628
*Xpress Group, Ltd.	3,464,000	37,621
Y. T. Realty Group, Ltd.	965,000	177,138
Yangtzekiang Garment, Ltd.	607,500	120,640
Yau Lee Holdings, Ltd.	534,000	76,561
YGM Trading, Ltd.	284,000	182,337
*Yueshou Environmental Holdings, Ltd.	510,800	10,454
*Yugang International, Ltd.	100,824,000	1,283,515
*Yunnan Enterprises Holdings, Ltd.	240,000	15,290

TOTAL HONG KONG		140,399,302

MALAYSIA — (0.0%)
*Autoways Holdings Berhad	10,000	3,780
*Rekapacific Berhad	473,000	—

TOTAL MALAYSIA		3,780

NEW ZEALAND — (5.7%)
Abano Healthcare Group, Ltd.	31,300	141,380
*AFFCO Holdings, Ltd.	1,806,887	479,443
Air New Zealand, Ltd.	1,332,900	1,235,867
*Auckland International Airport, Ltd.	1,214,407	1,746,973
Cavalier Corp., Ltd.	283,674	505,648
*CDL Investments (New Zealand), Ltd.	395,965	79,218
Colonial Motor Co., Ltd.	126,795	245,160
Ebos Group, Ltd.	161,966	683,469
Fisher & Paykel Appliances Holdings, Ltd.	2,969,564	1,386,684
#Fisher & Paykel Healthcare Corp., Ltd.	2,418,756	5,359,380
#Freightways, Ltd.	739,163	1,584,448
#Hallenstein Glassons Holdings, Ltd.	242,461	545,889
Hellaby Holdings, Ltd.	242,239	285,808
Horizon Energy Distribution, Ltd.	40,420	92,552
Infratil, Ltd.	2,070,579	2,407,238
Mainfreight, Ltd.	423,727	1,612,058
Methven, Ltd.	10,000	11,949
Michael Hill International, Ltd.	1,534,152	722,271
Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	438,466
New Zealand Exchange, Ltd.	71,379	405,110
#*New Zealand Oil & Gas, Ltd.	1,729,680	2,114,232
New Zealand Refining Co., Ltd.	515,110	1,962,654
Northland Port Corp. (New Zealand), Ltd.	219,997	281,056
#Nuplex Industries, Ltd.	904,126	1,587,934
*Pike River Coal, Ltd.	186,615	148,473
Port of Tauranga, Ltd.	538,944	2,713,073
*ProvencoCadmus, Ltd.	524,201	13,020
#Pumpkin Patch, Ltd.	606,913	859,691
#*Pyne Gould Guinness, Ltd.	741,889	323,274
#*Rakon, Ltd.	52,061	43,537
Restaurant Brand (New Zealand), Ltd.	369,175	391,625
*Richina Pacific, Ltd.	309,644	79,987
*Rubicon, Ltd.	974,601	664,580
#Ryman Healthcare, Ltd.	1,877,940	2,538,281
Sanford, Ltd.	407,276	1,420,338
*Scott Technology, Ltd.	60,843	44,883
*Seafresh Fisheries, Ltd.	80,520	1,618
Skellerup Holdings, Ltd.	252,287	98,470
Sky City Entertainment Group, Ltd.	2,535,089	6,262,217
Sky Network Television, Ltd.	309,049	1,057,049
South Port (New Zealand), Ltd.	30,744	59,294

120

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
#Steel & Tube Holdings, Ltd.	404,138	$907,788
Taylors Group, Ltd.	29,646	46,791
*Tenon, Ltd.	19,132	12,605
Tourism Holdings, Ltd.	274,867	140,956
#Tower, Ltd.	840,553	1,026,790
Trustpower, Ltd.	3,300	17,899
Vector, Ltd.	316,231	438,200
Warehouse Group, Ltd.	497,796	1,610,877

TOTAL NEW ZEALAND		46,836,203

SINGAPORE — (11.1%)
*Addvalue Technologies, Ltd.	1,043,000	25,562
Advanced Holdings, Ltd.	691,000	157,925
Allgreen Properties, Ltd.	2,604,000	2,102,074
*Apollo Enterprises, Ltd.	302,000	301,236
Aqua-Terra Supply Co., Ltd.	641,000	125,944
Armstrong Industrial Corp., Ltd.	1,340,000	235,928
*ASA Group Holdings, Ltd.	336,000	14,384
*Asia Environment Holdings, Ltd.	528,793	107,719
*Asia Food & Properties, Ltd.	699,000	279,767
*Asia-Pacific Strategic Investments, Ltd.	1,410	163
ASL Marine Holdings, Ltd.	497,000	347,682
A-Sonic Aerospace, Ltd.	626,996	31,000
Aussino Group, Ltd.	967,000	61,941
*Ban Joo & Co., Ltd.	1,175,000	62,373
Best World International, Ltd.	307,500	83,553
Beyonics Technology, Ltd.	7,152,300	979,228
Bonvests Holdings, Ltd.	990,000	629,191
Broadway Industrial Group, Ltd.	461,000	191,799
Brothers (Holdings), Ltd.	504,628	54,048
#Bukit Sembawang Estates, Ltd.	374,003	1,273,161
CEI Contract Manufacturing, Ltd.	432,000	33,596
Cerebos Pacific, Ltd.	528,000	1,266,903
#CH Offshore, Ltd.	1,393,400	677,001
*Changjiang Fertilizer Holdings, Ltd.	515	94
Chemical Industries (Far East), Ltd.	105,910	35,138
#China Aviation Oil Singapore Corp., Ltd.	152,000	117,575
*China Dairy Group, Ltd.	1,502,000	213,297
#*China Energy, Ltd.	3,110,000	529,668
China Merchants Holdings Pacific, Ltd.	809,000	362,870
Chip Eng Seng Corp., Ltd.	1,612,800	402,276
Chosen Holdings, Ltd.	1,284,000	118,738
Chuan Hup Holdings, Ltd.	4,052,000	914,792
*Chuan Soon Huat Industrial Group, Ltd.	614,000	4,381
*Compact Metal Industries, Ltd.	643,000	4,588
#Cosco Corp. (Singapore), Ltd.	2,004,000	1,585,679
#*Creative Technology Co., Ltd.	257,350	1,085,926
#CSC Holdings, Ltd.	1,829,000	220,072
CSE Global, Ltd.	1,854,000	1,046,195
CWT, Ltd.	1,027,700	475,996
#*Delong Holdings, Ltd.	1,287,000	777,981
*Digiland International, Ltd.	11,763,000	41,964
*Eagle Brand Holdings, Ltd.	14,387,000	410,603
*Eastern Asia Technology, Ltd.	1,034,000	80,772
*Ellipsiz, Ltd.	123,000	10,412
Engro Corp., Ltd.	354,000	224,501
*Enviro-Hub Holdings, Ltd.	1,445,666	161,832
Eu Yan Sang International, Ltd.	213,000	71,956
*Eucon Holdings, Ltd.	3,096,000	81,759
*Ezion Holdings, Ltd.	215,000	115,294
#*Ezra Holdings, Ltd.	1,355,000	1,814,860

121

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
#F.J. Benjamin Holdings, Ltd.	1,095,000	$266,726
Federal International (2000), Ltd.	985,500	152,494
*Firstlink Investments Corp., Ltd.	1,513,000	58,494
*Fischer Tech, Ltd.	244,000	17,409
Food Empire Holdings, Ltd.	1,094,400	259,196
*Fragrance Group, Ltd.	41,000	16,665
*Freight Links Express Holdings, Ltd.	3,893,000	136,318
*Fu Yu Corp., Ltd.	3,955,750	276,211
*Gallant Venture, Ltd.	1,310,000	289,013
GK Goh Holdings, Ltd.	1,463,000	657,116
Global Yellow Pages, Ltd.	299,000	34,097
#Goodpack, Ltd.	1,091,000	985,895
GP Batteries International, Ltd.	395,000	308,865
GP Industries, Ltd.	3,054,209	707,036
*Grand Banks Yachts, Ltd.	250,000	82,498
Guocoland, Ltd.	495,500	666,765
Hersing Corp., Ltd.	1,285,000	219,147
*Hiap Seng Engineering, Ltd.	88,000	40,954
Hi-P International, Ltd.	1,152,000	565,693
Ho Bee Investment, Ltd.	945,000	935,251
*Hong Fok Corp., Ltd.	3,222,700	1,436,252
Hong Leong Asia, Ltd.	604,000	883,266
Hotel Grand Central, Ltd.	1,060,514	496,519
#Hotel Properties, Ltd.	1,501,800	2,217,423
Hour Glass, Ltd.	622,744	307,665
HTL International Holdings, Ltd.	1,063,843	323,438
*Huan Hsin Holdings, Ltd.	1,138,400	211,134
HupSteel, Ltd.	1,572,875	328,035
Hwa Hong Corp., Ltd.	2,436,000	697,165
#Hyflux, Ltd.	1,230,000	2,673,091
IDT Holdings, Ltd.	693,000	213,167
IFS Capital, Ltd.	382,800	145,212
*Indofood Agri Resources, Ltd.	651,000	777,203
*Informatics Education, Ltd.	1,339,000	47,092
#InnoTek, Ltd.	613,000	196,379
*Intraco, Ltd.	608,500	145,444
IPC Corp., Ltd.	1,512,000	143,862
Isetan (Singapore), Ltd.	122,500	288,091
*Jadason Enterprises, Ltd.	728,000	49,086
*Jasper Investments, Ltd.	90,680	9,802
#Jaya Holdings, Ltd.	1,530,000	490,515
*JK Yaming International Holdings, Ltd.	907,000	250,767
#*Jurong Technologies Industrial Corp., Ltd.	2,227,680	39,736
K1 Ventures, Ltd.	3,349,500	401,987
#Keppel Telecommunications and Transportation, Ltd.	1,537,600	1,497,059
Khong Guan Flour Milling, Ltd.	38,000	29,631
Kian Ann Engineering, Ltd.	1,302,000	164,785
Kian Ho Bearings, Ltd.	781,500	89,216
Kim Eng Holdings, Ltd.	1,308,620	1,850,998
Koh Brothers Group, Ltd.	1,312,000	235,895
KS Energy Services, Ltd.	498,000	395,376
Lafe Corp., Ltd.	1,234,800	78,460
*LanTroVision (S), Ltd.	5,028,750	107,168
LC Development, Ltd.	2,041,254	274,466
Lee Kim Tah Holdings, Ltd.	1,600,000	559,381
Lion Asiapac, Ltd.	473,000	107,916
Low Keng Huat Singapore, Ltd.	1,834,000	451,111
Lum Chang Holdings, Ltd.	1,042,030	233,806
*Manhattan Resources, Ltd.	668,000	263,054
*Manufacturing Integration Technology, Ltd.	588,000	58,735
*Mediaring.Com, Ltd.	3,161,500	478,758

122

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Memtech International, Ltd.	1,322,000	$88,774
Metro Holdings, Ltd.	1,675,160	902,586
#Midas Holdings, Ltd.	1,530,000	885,546
*Mirach Energy, Ltd.	460,000	44,260
Miyoshi Precision, Ltd.	353,500	38,409
MobileOne, Ltd.	1,794,000	2,219,317
*Multi-Chem, Ltd.	1,263,000	162,206
Nera Telecommunications, Ltd.	1,272,000	284,152
New Toyo International Holdings, Ltd.	1,043,000	167,440
NSL, Ltd.	414,000	376,872
#*Oceanus Group, Ltd.	547,000	137,693
*Orchard Parade Holdings, Ltd.	956,022	648,708
*Osim International, Ltd.	964,000	296,841
Ossia International, Ltd.	750,554	72,315
*Overseas Union Enterprise, Ltd.	86,000	576,683
Pan Pacific Hotels Group, Ltd.	1,687,500	1,598,559
Pan-United Corp., Ltd.	2,026,000	787,711
#Parkway Holdings, Ltd.	1,326,133	2,364,521
PCI, Ltd.	734,000	188,955
*Penguin International, Ltd.	400,000	43,666
Pertama Holdings, Ltd.	459,750	126,291
#Petra Foods, Ltd.	881,000	542,480
Popular Holdings, Ltd.	2,550,500	326,162
*PSC Corp., Ltd.	1,973,419	336,954
QAF, Ltd.	881,000	286,874
Qian Hu Corp., Ltd.	674,600	73,844
#Raffles Education Corp., Ltd.	3,843,781	1,349,514
*Raffles Medical Group, Ltd.	104,000	98,101
Rotary Engineering, Ltd.	1,108,600	816,498
San Teh, Ltd.	1,006,087	220,080
SBS Transit, Ltd.	962,500	1,217,684
#*SC Global Developments, Ltd.	42,000	41,735
*Seroja Investments, Ltd.	17,768	7,353
Sim Lian Group, Ltd.	1,380,000	452,927
*Sing Holdings, Ltd.	36,666	7,573
Sing Investments & Finance, Ltd.	198,450	181,109
Singapore Land, Ltd.	148,000	579,380
Singapore Post, Ltd.	3,567,900	2,394,721
Singapore Reinsurance Corp., Ltd.	1,514,530	314,614
Singapore Shipping Corp., Ltd.	1,710,000	333,162
Singapura Finance, Ltd.	174,062	174,178
Sinwa, Ltd.	259,000	83,232
SMB United, Ltd.	1,224,000	228,329
SMRT Corp., Ltd.	1,421,000	1,694,510
*SP Corp., Ltd.	454,000	21,055
#SSH Corp., Ltd.	1,307,000	202,148
Stamford Land Corp., Ltd.	2,803,000	801,128
Straco Corp., Ltd.	130,000	11,362
#Straits Asia Resources, Ltd.	1,380,000	1,764,048
*Sunningdale Tech, Ltd.	5,579,000	509,062
*Sunright, Ltd.	378,000	45,175
Superbowl Holdings, Ltd.	980,000	126,953
Superior Multi-Packaging, Ltd.	490,500	36,747
#*Swiber Holdings, Ltd.	801,000	512,509
#Tat Hong Holdings, Ltd.	1,054,800	772,450
*Thakral Corp., Ltd.	6,028,000	252,303
Tiong Woon Corp. Holding, Ltd.	924,000	484,861
Transcu Group, Ltd.	265,000	21,438
Trek 2000 International, Ltd.	1,004,000	117,587
*TT International, Ltd.	480	13
UMS Holdings, Ltd.	941,000	122,692

123

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
#United Engineers, Ltd.	577,666	$683,240
*United Envirotech, Ltd.	352,000	92,420
United Industrial Corp., Ltd.	404,000	521,588
United Overseas Insurance, Ltd.	188,250	400,286
*United Pulp & Paper Co., Ltd.	708,000	71,930
UOB-Kay Hian Holdings, Ltd.	1,478,400	1,522,391
UOL Group, Ltd.	774,000	1,846,542
Venture Corp., Ltd.	504,000	3,215,158
Vicom, Ltd.	120,000	180,756
WBL Corp., Ltd.	600,000	1,969,284
Wheelock Properties, Ltd.	1,207,000	1,498,747
Wing Tai Holdings, Ltd.	1,619,000	1,895,269
Xpress Holdings, Ltd.	3,079,000	174,291
YHI International, Ltd.	1,174,000	178,252
*Yoma Strategic Holdings, Ltd.	132,000	8,910
Yongnam Holdings, Ltd.	1,970,000	359,472

TOTAL SINGAPORE		90,467,972

TOTAL COMMON STOCKS		676,305,465

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
#Village Roadshow, Ltd. Series A	334,417	518,901

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Apex Minerals NL Warrants 11/09/12	189,579	—
*Capral, Ltd. Rights 11/06/09	365,710	2,634
*Havilah Resources NL Warrants 04/30/10	2,017	54
*Samson Oil & Gas, Ltd. Warrants 12/31/12	306,678	1,380
*UXC, Ltd. Options 03/31/10	94,269	33,942

TOTAL AUSTRALIA		38,010

HONG KONG — (0.0%)
*Asia Standard Hotel Group, Ltd. Rights 08/27/10	5,122,000	271,624
*Goldin Properties Holdings, Ltd. Warrants 08/28/10	191,400	—
*Hop Hing Group Holdings, Ltd. Warrants 05/31/13	158,464	2,791
*ITC Corp., Ltd. Warrants 11/04/09	1,154,917	1,490
*ITC Properties Group, Ltd. Warrants 06/02/10	4,368,736	5,637
*Lippo, Ltd. Warrants 07/04/11	82,470	3,192
*South China (China), Ltd. Rights 09/06/10	1,124,000	26,830

TOTAL HONG KONG		311,564

SINGAPORE — (0.0%)
*Qian Hu Corp., Ltd. Rights 09/19/10	204,100	16,019

TOTAL RIGHTS/WARRANTS		365,593

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $465,000 FNMA 6.50%, 06/25/39, valued at $500,456) to be repurchased at $490,008	$490	490,000

124

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (16.9%)
§@DFA Short Term Investment Fund LP	133,343,064	$133,343,064
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $4,861,165) to be repurchased at $4,765,876	$4,766	4,765,848

TOTAL SECURITIES LENDING COLLATERAL		138,108,912

TOTAL INVESTMENTS — (100.0%) (Cost $748,104,019)		$815,788,871

See accompanying Notes to Financial Statements.

125

THE UNITED KINGDOM SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
October 31, 2009

	Shares	Value††
COMMON STOCKS — (96.4%)
Consumer Discretionary — (20.2%)
4imprint Group P.L.C.	96,735	$229,699
Aegis Group P.L.C.	3,279,567	5,895,612
Aga Rangemaster Group P.L.C.	288,143	545,169
*Arena Leisure P.L.C.	1,372,024	636,108
#*Barratt Developments P.L.C.	235,159	533,476
Bellway P.L.C.	420,170	5,025,477
*Berkeley Group Holdings P.L.C. (The)	320,225	4,469,576
Bloomsbury Publishing P.L.C.	271,841	557,353
#*Bovis Homes Group P.L.C.	474,842	3,197,820
Burberry Group P.L.C.	277,987	2,451,469
Caffyns P.L.C.	6,000	43,384
Carpetright P.L.C.	167,232	2,407,344
*Carphone Warehouse Group P.L.C.	1,000,721	3,018,103
Centaur Media P.L.C.	617,725	543,484
Chime Communications P.L.C.	211,086	674,905
*Chrysalis Group P.L.C.	107,232	182,936
Churchill China P.L.C.	30,000	136,781
*Cineworld Group P.L.C.	3,286	8,493
Clinton Cards P.L.C.	740,506	502,574
*Cosalt P.L.C.	648,218	103,144
Daily Mail & General Trust P.L.C. Series A	636,483	4,140,995
Debenhams P.L.C.	2,383,809	3,039,099
Dignity P.L.C.	255,526	2,442,716
*Domino’s Pizza UK & IRL P.L.C.	28,654	143,358
*DSG International P.L.C.	10,089,373	5,051,941
Dunelm Group P.L.C.	38,882	207,179
*eaga P.L.C.	140,286	334,611
*Enterprise Inns P.L.C.	627,886	1,215,708
Euromoney Institutional Investor P.L.C.	326,227	2,032,203
#Findel P.L.C.	1,283,962	820,397
*Forminster P.L.C.	43,333	2,667
*French Connection Group P.L.C.	373,475	251,730
Fuller Smith & Turner P.L.C.	129,026	1,053,166
Future P.L.C.	1,324,863	433,303
*Galiform P.L.C.	521,046	639,660
Game Group P.L.C.	1,441,697	3,498,464
#*Games Workshop Group P.L.C.	101,889	476,092
*GKN P.L.C.	1,074,476	1,882,190
Greene King P.L.C.	716,652	4,630,165
Halfords Group P.L.C.	837,680	5,371,161
Haynes Publishing Group P.L.C.	14,703	53,071
Headlam Group P.L.C.	330,383	1,677,730
Henry Boot P.L.C.	426,786	788,437
#HMV Group P.L.C.	1,627,244	2,956,524
Holidaybreak P.L.C.	206,890	946,838
Hornby P.L.C.	154,220	378,809
Huntsworth P.L.C.	795,153	872,247
*Inchcape P.L.C.	6,045,584	2,899,598
Informa P.L.C.	1,440,320	6,909,243
ITV P.L.C.	2,312,304	1,617,208
#J.D. Wetherspoon P.L.C.	483,984	3,647,901
JD Sports Fashion P.L.C.	122,850	948,344
*JJB Sports P.L.C.	750,992	368,928
John Menzies P.L.C.	244,534	1,303,407
*Johnston Press P.L.C.	109,928	50,717
Kesa Electricals P.L.C.	2,031,662	4,414,098
#Ladbrokes P.L.C.	1,188,699	2,367,970
Laura Ashley Holdings P.L.C.	2,806,720	767,950

126

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
*Lookers P.L.C.	1,251,177	$1,211,432
Luminar Group Holdings P.L.C.	347,909	424,763
#*Manganese Bronze Holdings P.L.C.	68,818	169,254
Marston’s P.L.C.	1,367,965	1,941,650
Millennium & Copthorne Hotels P.L.C.	609,888	3,371,148
*Mitchells & Butlers P.L.C.	284,973	1,095,003
Mothercare P.L.C.	324,479	3,062,616
N Brown Group P.L.C.	877,699	3,752,296
Pace P.L.C.	772,437	2,797,208
#*PartyGaming P.L.C.	238,967	894,189
*Pendragon P.L.C.	2,285,154	1,103,196
*Persimmon P.L.C.	506,151	3,336,992
#Pinewood Shepperton P.L.C.	182,105	395,405
*Punch Taverns P.L.C.	591,433	804,232
*Rank Group P.L.C.	915,711	1,329,133
*Redrow P.L.C.	626,857	1,441,081
Restaurant Group P.L.C.	732,507	2,243,156
Rightmove P.L.C.	261,219	2,253,502
Smiths News P.L.C.	674,129	1,345,153
*Sportech P.L.C.	329,794	343,524
Sports Direct International P.L.C.	456,794	729,306
St. Ives Group P.L.C.	436,379	481,410
*Stylo P.L.C.	64,096	4,997
*Tandem Group P.L.C. Non-Voting Shares	327,365	—
*Taylor Wimpey P.L.C.	759,589	460,504
Ted Baker P.L.C.	161,086	1,084,038
*Topps Tiles P.L.C.	761,166	1,025,985
Trinity Mirror P.L.C.	91,191	239,416
United Business Media P.L.C.	864,643	6,542,539
UTV Media P.L.C.	217,432	373,365
Vitec Group P.L.C. (The)	160,303	998,492
*Wagon P.L.C.	237,979	7,538
WH Smith P.LC.	588,205	4,851,076
Whitbread P.L.C.	136,622	2,842,151
William Hill P.L.C.	1,297,070	3,561,537
Wilmington Group P.L.C.	346,234	822,087
#*Yell Group P.L.C.	1,233,372	1,034,934

Total Consumer Discretionary		160,173,040

Consumer Staples — (4.2%)
A.G. Barr P.L.C.	128,572	1,751,139
Anglo-Eastern Plantations P.L.C.	108,333	639,956
Britvic P.L.C.	621,890	3,556,289
Cranswick P.L.C.	174,592	2,005,806
#Dairy Crest Group P.L.C.	520,119	3,409,515
Devro P.L.C.	605,749	1,195,295
*European Home Retail P.L.C.	109,256	—
Greggs P.L.C.	395,967	2,795,402
McBride P.L.C.	781,394	2,851,597
Northern Foods P.L.C.	1,927,475	1,994,460
*Premier Foods P.L.C.	4,876,073	2,858,909
PZ Cussons P.L.C.	1,348,567	5,515,893
R.E.A. Holdings P.L.C.	49,233	335,824
Robert Wiseman Dairies P.L.C.	224,570	1,644,610
Tate & Lyle P.L.C.	174,059	1,281,391
Thorntons P.L.C.	313,060	639,136
*Uniq P.L.C.	463,373	293,530
Young & Co.’s Brewery P.L.C.	40,000	269,589
Young & Co.’s Brewery P.L.C. Series A	20,936	171,105

Total Consumer Staples		33,209,446

127

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Energy — (5.2%)
Anglo Pacific Group P.L.C.	426,647	$1,446,731
*Dana Petroleum P.L.C.	333,328	6,973,969
*Fortune Oil P.L.C.	5,889,851	845,200
*Hardy Oil & Gas P.L.C.	49,802	229,034
*Heritage Oil P.L.C.	242,868	1,842,209
Hunting P.L.C.	448,514	3,852,592
James Fisher & Sons P.L.C.	189,802	1,349,693
JKX Oil & Gas P.L.C.	481,113	2,163,660
John Wood Group P.L.C.	858,822	4,498,894
*Lamprell P.L.C.	100,437	333,460
Melrose Resources P.L.C.	346,959	1,939,615
*Premier Oil P.L.C.	335,099	6,460,840
*Salamander Energy P.L.C.	287,546	1,158,000
*Soco International P.L.C.	258,739	5,459,305
*UK Coal P.L.C.	889,073	1,249,499
Wellstream Holdings P.L.C.	125,733	1,053,137

Total Energy		40,855,838

Financials — (13.8%)
Aberdeen Asset Management P.L.C.	2,558,118	5,538,248
Amlin P.L.C.	1,027,564	5,947,701
Arbuthnot Banking Group P.L.C.	67,329	421,124
Ashmore Group P.L.C.	419,900	1,876,252
*BCB Holdings, Ltd.	5,979	11,558
Beazley P.L.C.	1,047,415	1,837,931
BlueBay Asset Management P.L.C.	154,645	941,505
Brewin Dolphin Holdings P.L.C.	870,024	2,284,222
Brit Insurance Holdings P.L.C.	1,289,236	4,390,590
Capital & Regional P.L.C.	814,788	452,668
Catlin Group, Ltd.	977,375	5,277,316
Charles Stanley Group P.L.C.	123,753	516,834
Charles Taylor Consulting P.L.C.	139,215	512,669
Chesnara P.L.C.	200,658	599,326
Close Brothers Group P.L.C.	481,680	5,539,027
Collins Stewart P.L.C.	98,837	129,284
Daejan Holdings P.L.C.	36,248	1,591,602
Development Securities P.L.C.	322,788	1,641,474
#*DTZ Holdings P.L.C.	224,770	309,038
Evolution Group P.L.C.	1,150,083	3,108,231
F&C Asset Management P.L.C.	554,000	671,682
Friends Provident Group P.L.C.	23,320	31,091
*Full Circle Future, Ltd.	135,600	—
Hansard Global P.L.C.	4,765	13,448
Hardy Underwriting Group P.L.C.	153,854	735,855
Hargreaves Lansdown P.L.C.	446,110	1,993,579
Helical Bar P.L.C.	385,573	2,090,997
#Henderson Group P.L.C.	2,936,019	6,189,595
Hiscox, Ltd.	1,535,730	8,053,774
IG Group Holdings P.L.C.	1,241,907	6,140,967
*Industrial & Commercial Holdings P.L.C.	5,000	123
Intermediate Capital Group P.L.C.	572,472	2,383,828
International Personal Finance P.L.C.	930,623	3,126,755
*IP Group P.L.C.	250,011	229,454
Jardine Lloyd Thompson Group P.L.C.	663,478	4,936,106
Liontrust Asset Management P.L.C.	129,935	273,326
#*LSL Property Services P.L.C.	134,125	655,462
*MWB Group Holdings P.L.C.	379,622	300,254
Novae Group P.L.C.	234,907	1,192,968
Park Group P.L.C.	166,600	57,125
#Provident Financial P.L.C.	485,695	7,409,228
*Quintain Estates & Development P.L.C.	318,342	1,009,484

128

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Financials — (Continued)
Rathbone Brothers P.L.C.	159,131	$2,414,766
Rensburg Sheppards P.L.C.	168,448	1,895,158
*Rutland Trust P.L.C.	85,288	93,786
S&U P.L.C.	21,140	154,606
Savills P.L.C.	501,321	2,630,584
*Shellproof, Ltd.	1,156	626
Shore Capital Group P.L.C.	1,193,004	790,932
St. James’s Place P.L.C.	718,698	3,069,744
*St. Modwen Properties P.L.C.	614,076	2,256,538
Tullett Prebon P.L.C.	757,461	4,495,501
Unite Group P.L.C.	192,038	835,868

Total Financials		109,059,810

Health Care — (3.4%)
#*Alizyme P.L.C.	660,805	43,382
*Antisoma P.L.C.	2,024,536	1,244,051
*Ark Therapeutics Group P.L.C.	638,344	460,016
*Assura Group, Ltd. P.L.C.	48,153	23,515
*Axis-Shield P.L.C.	223,504	1,546,312
Biocompatibles International P.L.C.	147,081	595,848
Bioquell P.L.C.	90,893	208,442
*BTG P.L.C.	730,460	2,280,666
Care UK P.L.C.	199,792	1,154,424
Consort Medical P.L.C.	116,271	770,887
Corin Group P.L.C.	151,637	181,291
Dechra Pharmaceuticals P.L.C.	201,204	1,514,262
Genetix Group P.L.C.	151,246	157,436
Genus P.L.C.	157,057	1,720,380
Goldshield Group P.L.C.	119,590	941,786
Hikma Pharmaceuticals P.L.C.	430,418	3,326,687
Nestor Healthcare Group P.L.C.	443,850	349,168
*Oxford Biomedica P.L.C.	2,123,042	488,054
*Prostrakan Group P.L.C.	38,359	68,314
*Renovo Group P.L.C.	95,255	39,008
*SkyePharma P.L.C.	55,765	75,241
*Southern Cross Healthcare, Ltd. P.L.C.	195,059	392,188
SSL International P.L.C.	753,239	7,822,386
Synergy Health P.L.C.	28,214	280,425
*Vectura Group P.L.C.	1,085,207	1,519,534
*William Ransom & Son P.L.C.	30,000	2,300

Total Health Care		27,206,003

Industrials — (31.8%)
*AEA Technology P.L.C.	539,970	247,866
Aggreko P.L.C.	611,546	7,601,086
Air Partner P.L.C.	37,086	344,813
Alumasc Group P.L.C.	131,547	232,173
Arriva P.L.C.	655,941	4,727,085
Ashtead Group P.L.C.	1,976,882	2,600,495
Atkins WS P.L.C.	425,663	3,936,911
*Autologic Holdings P.L.C.	96,590	44,575
*Avis Europe P.L.C.	197,823	99,842
Babcock International Group P.L.C.	853,247	8,470,820
Balfour Beatty P.L.C.	98,175	426,801
BBA Aviation P.L.C.	1,204,134	3,038,629
Bodycote P.L.C.	722,295	1,929,905
Braemar Shipping Services P.L.C.	81,108	578,476
#Brammer P.L.C.	185,266	389,640
*British Airways P.L.C.	92,560	274,877
BSS Group P.L.C.	489,152	2,132,909
Camellia P.L.C.	2,437	301,464

129

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Industrials — (Continued)
Carillion P.L.C.	1,523,518	$7,339,374
Carr’s Milling Industries P.L.C.	35,330	260,563
Castings P.L.C.	162,757	499,285
Charter International P.L.C.	614,873	6,992,444
Chemring Group P.L.C.	128,869	5,527,463
Chloride Group P.L.C.	1,025,093	2,706,429
Clarkson P.L.C.	68,229	923,134
Communisis P.L.C.	561,133	151,859
Connaught P.L.C.	319,006	2,115,251
*Cookson Group P.L.C.	515,765	3,077,664
Costain Group P.L.C.	1,269,584	572,067
*Danka Business Systems P.L.C.	1,029,605	34,304
Davis Service Group P.L.C.	670,430	4,593,693
De la Rue P.L.C.	387,017	5,796,504
Dewhurst P.L.C.	9,000	35,451
*easyJet P.L.C.	548,462	3,228,611
Eleco P.L.C.	80,000	48,796
Fenner P.L.C.	671,987	1,762,557
Firstgroup P.L.C.	681,105	4,188,837
Forth Ports P.L.C.	175,092	3,170,037
*Fortress Holdings P.L.C.	120,728	—
Galliford Try P.L.C.	143,430	798,795
Go-Ahead Group P.L.C.	169,568	3,949,503
Hampson Industries P.L.C.	430,496	511,804
Hays P.L.C.	5,101,389	8,172,104
Helphire P.L.C.	1,050,597	988,065
Hogg Robinson Group P.L.C.	103,893	62,904
#Homeserve P.L.C.	227,284	6,015,087
Hyder Consulting P.L.C.	168,297	682,539
IMI P.L.C.	1,191,221	8,401,977
*Impellam Group P.L.C.	35,258	38,961
Interserve P.L.C.	498,625	1,903,082
Intertek Group P.L.C.	539,854	11,091,513
Invensys P.L.C.	472,034	2,181,893
ITE Group P.L.C.	1,190,261	2,366,151
J. Smart & Co. (Contractors) P.L.C.	22,500	155,150
Keller Group P.L.C.	271,131	3,172,382
Kier Group P.L.C.	141,688	2,236,677
Latchways P.L.C.	41,288	439,960
Lavendon Group P.L.C.	175,529	402,949
Lincat Group P.L.C.	14,452	100,826
*Low & Bonar P.L.C.	763,541	410,735
Management Consulting Group P.L.C.	1,026,246	446,274
*Mears Group P.L.C.	31,734	146,542
Meggitt P.L.C.	1,630,199	6,527,012
Melrose P.L.C.	1,121,380	3,131,043
Michael Page International P.L.C.	1,235,568	6,511,423
Mitie Group P.L.C.	1,208,230	4,726,741
*MJ Gleeson Group P.L.C.	195,875	364,620
Morgan Crucible Co. P.L.C.	1,144,879	2,940,790
Morgan Sindall P.L.C.	161,485	1,493,495
Mouchel Group P.L.C.	469,006	1,463,496
MS International P.L.C.	50,000	171,889
#National Express Group P.L.C.	487,807	2,594,794
Northgate P.L.C.	313,860	1,127,334
PayPoint P.L.C.	87,805	645,787
PV Crystalox Solar P.L.C.	597,857	639,642
Qinetiq P.L.C.	2,172,472	5,838,845
Regus P.L.C.	3,220,926	5,379,876
*Rentokil Initial P.L.C.	1,708,492	2,903,403
Ricardo P.L.C.	222,000	880,802

130

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Industrials — (Continued)
*Richmond Oil & Gas P.L.C.	220,000	$—
Robert Walters P.L.C.	392,488	1,149,195
ROK P.L.C.	723,316	551,027
RPS Group P.L.C.	788,615	2,704,036
Scott Wilson Group P.L.C.	83,704	176,206
Senior P.L.C.	1,671,692	1,674,429
Severfield-Rowen P.L.C.	351,952	951,663
Shanks Group P.L.C.	1,642,693	2,314,321
SIG P.L.C.	1,366,866	2,659,983
Speedy Hire P.L.C.	178,122	105,787
*Spice P.L.C.	4,494	5,864
Spirax-Sarco Engineering P.L.C.	301,608	5,381,748
Stagecoach Group P.L.C.	803,167	1,902,230
Sthree P.L.C.	299,337	1,233,040
#T. Clarke P.L.C.	148,717	321,063
Tarsus Group P.L.C.	212,372	402,573
Tomkins P.L.C.	3,282,427	9,005,026
Travis Perkins P.L.C.	482,448	5,951,606
Tribal Group P.L.C.	132,810	145,661
Trifast P.L.C.	359,985	147,437
UK Mail Group P.L.C.	198,762	1,101,315
Ultra Electronics Holdings P.L.C.	267,145	5,766,343
Umeco P.L.C.	196,406	884,624
#*Volex Group P.L.C.	241,088	322,298
Vp P.L.C.	167,463	456,068
VT Group P.L.C.	677,021	6,026,593
Weir Group P.L.C. (The)	479,090	5,490,425
Wincanton P.L.C.	479,763	1,736,629
WSP Group P.L.C.	262,651	1,287,303
XP Power, Ltd.	73,546	365,243

Total Industrials		252,639,291

Information Technology — (12.5%)
Acal P.L.C.	104,729	215,116
Alphameric P.L.C.	127,141	62,437
*Alterian P.L.C.	179,139	514,174
Anite P.L.C.	1,166,924	650,909
ARM Holdings P.L.C.	4,777,637	11,606,124
Aveva Group P.L.C.	275,408	4,011,311
Computacenter P.L.C.	423,790	1,963,471
*CSR P.L.C.	380,954	2,780,599
#Dialight P.L.C.	111,362	344,820
Dicom Group P.L.C.	317,667	937,760
Dimension Data Holdings P.L.C.	5,615,130	6,524,511
Diploma P.L.C.	459,990	1,243,611
Domino Printing Sciences P.L.C.	455,803	2,221,533
E2V Technologies P.L.C.	247,588	284,423
Electrocomponents P.L.C.	1,576,293	3,781,033
Fidessa Group P.L.C.	130,344	2,555,467
*Gresham Computing P.L.C.	204,631	88,745
Halma P.L.C.	1,486,473	5,547,008
*Imagination Technologies Group P.L.C.	882,944	3,036,006
Innovation Group P.L.C.	2,537,718	468,227
*Intec Telecom Systems P.L.C.	1,201,847	2,152,591
Kewill P.L.C.	368,863	577,747
Laird P.L.C.	719,642	1,720,360
Logica P.L.C.	3,037,910	5,759,339
Micro Focus International P.L.C.	452,097	2,499,600
*Misys P.L.C.	1,982,492	6,711,250
*Morse P.L.C.	367,208	233,523
Oxford Instruments P.L.C.	193,856	774,164

131

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Information Technology — (Continued)
Phoenix IT Group, Ltd. P.L.C.	197,369	$722,966
Premier Farnell P.L.C.	1,379,926	3,254,202
Psion P.L.C.	499,513	959,501
*Raymarine P.L.C.	249,080	44,800
Renishaw P.L.C.	184,262	1,646,022
RM P.L.C.	363,499	870,461
*RMS Communications P.L.C.	15,000	—
Rotork P.L.C.	350,626	6,524,289
*Scipher P.L.C.	34,563	638
*SDL P.L.C.	333,680	2,209,413
Spectris P.L.C.	490,382	5,442,149
Spirent Communications P.L.C.	2,766,948	4,160,245
*Telecity Group P.L.C.	25,779	141,487
TT electronics P.L.C.	595,193	709,634
Vislink P.L.C.	588,460	233,855
*Wolfson Microelectronics P.L.C.	493,841	986,517
Xaar P.L.C.	220,887	336,951
Xchanging P.L.C.	541,322	1,974,116

Total Information Technology		99,483,105

Materials — (4.2%)
British Polythene Industries P.L.C.	102,332	396,632
Carclo P.L.C.	214,230	341,285
Croda International P.L.C.	484,717	5,935,810
Delta P.L.C.	591,338	1,619,359
DS Smith P.L.C.	1,591,931	3,040,332
Elementis P.L.C.	1,858,096	1,933,572
*Ferrexpo P.L.C.	53,508	130,263
Filtrona P.L.C.	704,266	1,928,873
*Gem Diamonds, Ltd.	3,895	14,681
Hill & Smith Holdings P.L.C.	275,101	1,444,135
#Hochschild Mining P.L.C.	223,726	1,005,217
*Inveresk P.L.C.	125,000	3,283
Marshalls P.L.C.	658,597	1,027,348
Mondi P.L.C.	943,611	5,208,467
*Petropavlovsk P.L.C.	105,983	1,819,991
Porvair P.L.C.	158,128	188,652
RPC Group P.L.C.	404,286	1,707,979
Victrex P.L.C.	321,880	4,006,413
Yule Catto & Co. P.L.C.	505,169	1,401,099
Zotefoams P.L.C.	96,852	143,156

Total Materials		33,296,547

Other — (0.0%)
*JJB Sports P.L.C. Excess Application Shares	600,793	295,816

Telecommunication Services — (0.7%)
*COLT Telecom Group SA	1,213,428	2,463,297
Kcom Group P.L.C.	2,504,455	1,664,477
Telecom Plus P.L.C.	257,500	1,287,293

Total Telecommunication Services		5,415,067

Utilities — (0.4%)
Dee Valley Group P.L.C.	12,109	167,797
Drax Group P.L.C.	81,042	616,586
Northumbrian Water Group P.L.C.	607,244	2,292,806
Pennon Group P.L.C.	50,392	374,381
Total Utilities		3,451,570

TOTAL COMMON STOCKS		765,085,533

132

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
RIGHTS/WARRANTS — (0.1%)
*Barratt Developments P.L.C. Rights 11/03/09	305,706	$677,853
*Brammer P.L.C. Rights 11/13/09	185,266	176,360
*Laird P.L.C. Rights 11/13/09	359,821	239,176
*SFI Holdings, Ltd. Litigation Certificate	26,713	—
*Ultraframe Litigation Notes	319,285	—

TOTAL RIGHTS/WARRANTS		1,093,389

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $2,070,000 FNMA 6.50%, 06/25/39, valued at $2,227,838) to be repurchased at $2,191,035	$2,191	2,191,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (3.2%)
§@DFA Short Term Investment Fund LP	24,472,278	24,472,278
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $527,028) to be repurchased at $516,697	$517	516,694

TOTAL SECURITIES LENDING COLLATERAL		24,988,972

TOTAL INVESTMENTS — (100.0%) (Cost $851,007,486)		$793,358,894

See accompanying Notes to Financial Statements.

133

THE CONTINENTAL SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
October 31, 2009

	Shares	Value††
COMMON STOCKS — (88.5%)
AUSTRIA — (2.9%)
Agrana Beteiligungs AG	16,245	$1,535,657
Andritz AG	116,739	6,428,780
#*A-TEC Industries AG	21,828	332,896
Austria Email AG	715	4,556
*Austriamicrosystems AG	123	2,632
BKS Bank AG	3,120	81,270
*BWIN Interactive Entertainment AG	79,165	3,826,318
BWT AG	27,601	705,831
#*CA Immobilien Anlagen AG	130,641	1,933,494
*Christ Water Techology AG	24,819	120,737
Constantia Packaging AG	18,095	988,393
*Conwert Immobilien Invest AG	48,984	598,275
*EAG-Beteiligungs AG	1,650	25,518
EVN AG	36,696	693,613
Flughafen Wien AG	39,948	2,005,054
*Frauenthal Holding AG	12,084	135,157
*Intercell AG	104,732	4,046,151
Josef Manner & Co. AG	870	57,615
*Kapsch TrafficCom AG	1,065	37,445
Lenzing AG	4,701	1,611,558
#Mayr-Melnhof Karton AG	31,265	2,945,598
Oberbank AG	37,974	2,368,883
#Oesterreichischen Post AG	98,332	2,869,880
#Palfinger AG	45,976	1,091,428
*RHI AG	93,231	2,586,931
Rosenbauer International AG	11,816	456,894
*S&T System Integration & Technology Distribution AG	6,404	131,761
#Schoeller-Bleckmann Oilfield Equipment AG	32,197	1,500,791
*Sparkassen Immobilien AG	58,185	458,968
Strabag SE	95,319	2,930,618
UBM Realitaetenentwicklung AG	1,440	65,451
#Uniqa Versicherungen AG	183,096	3,608,383
Voestalpine AG	65,130	2,227,054
*Warimpex Finanz und Beteiligungs AG	5,570	18,801
*Wienerberger AG	142,991	2,583,077
*Wolford AG	11,165	197,872
*Zumtobel AG	76,175	1,316,886

TOTAL AUSTRIA		52,530,226

BELGIUM — (3.8%)
Ackermans & van Haaren NV	81,854	5,925,427
*Agfa-Gevaert NV	368,855	2,221,886
Banque Nationale de Belgique SA	952	4,812,253
*Barco NV	53,143	2,138,057
Bekaert SA	56,746	7,297,993
Co.Br.Ha Societe Commerciale de Brasserie SA	115	233,212
Compagnie d’Entreprises CFE	40,394	2,299,506
*Compagnie du Bois Sauvage SA	87	13
Compagnie Immobiliere de Belgique SA	10,535	320,155
#Compagnie Maritime Belge SA	61,365	1,842,684
#*Deceuninck NV	247,412	504,861
*Devgen NV	3,090	45,991
D’Ieteren SA	12,852	4,658,971
Duvel Moorgat SA	8,799	604,544
Econocom Group SA	65,485	941,868
Elia System Operator SA/NV	112,393	4,538,575
Euronav SA	86,793	1,692,198
EVS Broadcast Equipment SA	13,059	960,281

134

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
BELGIUM — (Continued)
#Exmar NV	76,531	$966,728
Floridienne SA	2,033	284,178
*Galapagos NV	4,970	59,349
Hamon & Compagnie International SA	2,193	92,258
Henex SA	7,487	429,108
Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	381,548
#*International Brachtherapy SA	35,773	214,956
Ion Beam Applications SA	67,020	915,386
Jensen-Group NV	12,030	116,889
Kinepolis Group NV	5,063	206,377
Lotus Bakeries SA	1,361	646,649
#Melexis NV	88,696	930,919
*Nyrstar NV	140,979	1,643,320
Omega Pharma SA	82,044	4,035,271
#*Option NV	19,215	36,372
*Picanol NV	16,620	60,016
#*RealDolmen NV	6,066	126,724
Recticel SA	52,387	392,387
*Resilux NV	4,095	288,924
Rosier SA	655	263,246
*Roularta Media Group NV	3,344	75,206
SAPEC SA (4775951)	3,531	324,846
*SAPEC SA (5389544)	75	1,214
Sioen Industries NV	52,140	329,715
Sipef NV	24,100	1,274,149
*Spector Photo Group SA	11,235	14,041
*Systemat-Datarelay SA	26,232	176,665
*Telenet Group Holding NV	148,890	3,968,405
Ter Beke NV	2,281	171,820
Tessenderlo Chemie NV	90,268	3,307,293
*ThromboGenics NV	13,144	304,578
Umicore SA	143,678	4,363,987
Unibra SA	1,600	383,806
Van De Velde NV	27,632	1,136,520
*VPK Packaging Group SA	12,084	426,802

TOTAL BELGIUM		69,388,127

DENMARK — (2.3%)
*Aarhus Lokalbank A.S.	8,030	110,307
*Aktieselskabet Roskilde Bank A.S.	32,685	2,262
*Aktieselskabet Skjern Bank A.S.	3,276	118,008
Alk-Abello A.S.	14,179	1,203,864
*Alm. Brand A.S.	27,560	671,259
*Amagerbanken A.S.	32,395	356,581
Ambu A.S.	22,100	452,958
Arkil Holdings A.S. Series B	780	118,224
#Auriga Industries A.S. Series B	46,057	777,614
*Bang & Olufsen Holdings A.S.	91,461	1,405,669
*Bavarian Nordic A.S.	17,176	682,588
#*BoConcept Holding A.S.	5,650	133,414
*Brodrene Hartmann A.S. Series B	11,730	169,233
*Brondbyernes IF Fodbold A.S. Series B	15,450	91,623
D/S Norden A.S.	45,306	1,697,747
*Dalhoff, Larson & Horneman A.S. Series B	32,000	153,702
*Dantherm Holding A.S.	13,100	61,092
*DFDS A.S.	11,236	771,552
*DiBa Bank A.S.	2,300	46,644
*Djursland Bank A.S.	8,970	279,300
East Asiatic Co., Ltd. A.S.	52,687	1,903,458
F.E. Bording A.S.	600	71,185
*Fionia Holding A.S.	17,880	—

135

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
DENMARK — (Continued)
Fluegger A.S. Series B	4,198	$332,091
#*GN Store Nord A.S.	517,039	2,902,924
*GPV Industi A.S.	2,200	13,051
#*Greentech Energy Systems A.S.	70,326	349,528
*Gronlandsbanken A.S.	768	60,528
#*H&H International A.S. Series B	1,920	98,230
Harboes Bryggeri A.S.	10,250	242,552
Hojgaard Holding A.S. Series B	2,750	108,144
IC Companys A.S.	33,305	922,208
*Incentive A.S.	3,575	13,078
Jeudan A.S.	2,516	222,037
*Jyske Bank A.S.	65,983	2,462,755
*Lan & Spar Bank A.S.	5,150	286,894
*Lastas A.S. Series B	11,200	85,074
*Lollands Bank A.S.	750	29,053
*Maconomy Corp. A.S.	7,833	10,834
#*Mols-Linien A.S.	27,490	311,147
#*NeuroSearch A.S.	42,054	693,738
#*NKT Holding A.S.	58,121	3,297,826
*Nordjyske Bank A.S.	17,600	401,634
*Norresundby Bank A.S.	7,350	260,343
*Ostjydsk Bank A.S.	2,554	237,821
#*Parken Sport & Entertainment A.S.	8,234	804,336
Per Aarsleff A.S. Series B	5,975	640,197
#*Ringkjoebing Landbobank A.S.	14,890	1,814,477
Roblon A.S. Series B	540	64,018
#Rockwool International A.S.	6,487	548,676
*Royal Unibrew A.S.	12,465	362,628
*Salling Bank A.S.	910	87,577
*Sanistal A.S. Series B	4,051	66,091
Satair A.S.	8,525	292,591
Schouw & Co. A.S.	70,768	1,384,233
SimCorp A.S.	16,263	3,131,107
#*Sjaelso Gruppen A.S.	29,228	85,604
*SKAKO Industries A.S.	5,130	50,400
Solar Holdings A.S. Series B	3,694	214,572
Sondagsavisen A.S.	36,665	198,872
*Spar Nord Bank A.S.	115,369	1,384,617
*Sparbank A.S.	10,930	274,195
*Sparekassen Faaborg A.S.	1,972	335,459
*Sydbank A.S.	140,905	3,446,214
Thrane & Thrane A.S.	9,883	269,581
Tivoli A.S.	969	615,822
*TK Development A.S.	91,681	432,535
#*TopoTarget A.S.	79,781	40,539
Torm A.S.	69,423	742,672
*Vestfyns Bank A.S.	680	77,738
*Vestjysk Bank A.S.	24,162	499,328

TOTAL DENMARK		42,483,853

FINLAND — (7.0%)
Ahlstrom Oyj	4,420	60,631
#*Aldata Solutions Oyj	194,535	137,258
Alma Media Oyj	277,852	2,771,641
*Amanda Capital Oyj	67,120	177,662
Amer Sports Oyj Series A	307,264	2,691,136
Aspo Oyj	68,141	601,442
Atria P.L.C.	2,584	48,221
Bank of Aland P.L.C.	17,663	621,730
BasWare Oyj	34,550	677,981
*Biotie Therapies Corp. Oyj	265,590	203,331

136

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
FINLAND — (Continued)
Cargotec Oyj Series B	109,737	$2,350,380
Componenta Oyj	34,400	207,222
#Comptel P.L.C.	324,863	348,328
#Cramo Oyj	104,189	1,687,587
Digia P.L.C.	55,020	249,055
Efore Oyj	114,965	143,476
Elisa Oyj	276,614	5,356,961
Etteplan Oyj	62,600	279,565
*Finnair Oyj	186,376	1,059,743
*Finnlines Oyj	124,906	1,285,816
Fiskars Oyj Abp Series A	181,663	2,570,588
F-Secure Oyj	445,873	1,624,416
*GeoSentric Oyj	244,900	18,036
#Glaston Oyj Abp	131,940	229,067
HKScan Oyj Series A	72,398	938,861
Huhtamaki Oyj	338,637	4,577,258
#Ilkka-Yhtyma Oyj	60,256	538,025
KCI Konecranes Oyj	234,271	6,252,168
Kemira Oyj	248,868	3,946,156
Kesko Oyj	138,078	4,595,112
Laennen Tehtaat Oyj	18,920	414,543
Lassila & Tikanoja Oyj	117,954	2,637,726
Lemminkainen Oyj	13,072	500,195
#*Metso Corp. Oyj	206,460	5,765,320
*M-Real Oyj Series B	3,798,185	5,517,413
Neomarkka Oyj	16,652	137,093
#Nokian Renkaat Oyj	325,926	6,954,619
Nordic Aluminium Oyj	10,440	224,230
Okmetic Oyj	54,904	201,377
Olvi Oyj Series A	31,354	1,121,465
Oriola-KD Oyj Series A	26,000	138,068
Oriola-KD Oyj Series B	124,131	654,572
Orion Oyj Series A	96,540	1,844,063
Orion Oyj Series B	253,721	4,821,430
Outokumpu Oyj Series A	188,979	3,124,899
Outotec Oyj	36,018	1,139,206
#PKC Group Oyj	48,390	390,878
Pohjola Bank P.L.C.	372,375	4,137,933
*Ponsse Oyj	22,814	174,531
Poyry Oyj	179,728	2,659,181
Raisio P.L.C.	462,617	1,727,837
*Ramirent Oyj	299,709	2,981,112
Rapala VMC Oyj	113,258	808,334
Rautaruukki Oyj Series K	135,670	2,765,505
Raute Oyj Series A	10,390	112,594
#Ruukki Group Oyj	303,857	973,952
#Sanoma Oyj	162,312	2,996,276
Scanfil Oyj	123,479	470,335
*Sponda Oyj	159,511	571,542
Stockmann Oyj Abp Series A	43,914	1,198,639
#Stockmann Oyj Abp Series B	99,920	2,559,681
Talentum Oyj	129,629	358,903
Tecnomen Lifetree Oyj	2,061	2,785
Teleste Oyj	53,559	313,989
Tieto Oyj	277,638	5,544,956
#Trainers’ House P.L.C.	107,200	82,058
Tulikivi Oyj	79,440	122,739
Turkistuottajat Oyj	8,490	107,478
#Uponor Oyj Series A	206,241	3,733,202
Vacon Oyj	42,777	1,519,638
#Vaisala Oyj Series A	39,132	1,391,390

137

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
FINLAND — (Continued)
Viking Line Abp	10,400	$504,518
Wartsila Corp. Oyj Series B	119,988	4,343,652
#Yit Oyj	206,080	3,980,113

TOTAL FINLAND		127,978,823

FRANCE — (12.3%)
#Akka Technologies SA	6,655	113,375
Ales Groupe SA	32,239	569,362
*ALTEN SA	60,626	1,520,936
#*Altran Technologies SA	343,804	1,654,821
April Group SA	70,844	2,656,760
Arkema SA	199,362	7,610,594
Assystem SA	52,519	707,363
#*Atari SA	4,202	49,703
*Atos Origin SA	143,571	6,721,508
Aubay SA	10,285	60,542
Audika SA	21,857	696,681
*Baccarat SA	1,090	235,898
Banque Tarneaud SA	1,430	236,148
Beneteau SA	176,815	2,766,425
Bigben Interactive	8,718	114,495
bioMerieux SA	16,058	1,782,336
Boiron SA	27,525	1,133,974
Boizel Chanoine Champagne SA	6,006	362,229
#Bonduelle SCA	12,784	1,465,603
*Bongrain SA	14,661	1,105,846
#Bourbon SA	162,224	6,746,721
*Bull SA	289,386	1,209,623
Burelle SA	3,894	497,245
*Cafom SA	5,092	74,022
Canal Plus SA	258,807	2,064,545
Carbone Lorraine SA	56,403	1,932,548
CBo Territoria	28,320	166,535
#*Cegedim SA	11,061	1,058,232
#*Club Mediterranee SA	60,303	1,223,299
*Compagnie Generale de Geophysique-Veritas SA	219,970	4,356,572
Compagnie Industrielle et Financiere D’Entreprises SA	1,200	80,319
*Compagnie International Andre Trigano SA	983	83,181
#*CS Communication & Systemes SA	7,938	95,830
Damartex SA	21,236	464,861
#Delachaux SA	27,616	1,908,510
#Derichebourg SA	530,469	2,604,416
*Dynaction SA	14,655	171,341
#EDF Energies Nouvelles SA	24,912	1,329,799
Electricite de Strasbourg SA	22,706	3,723,105
Esso S.A.F.	8,945	1,224,598
Establissements Maurel et Prom SA	305,061	6,132,788
Euler Hermes SA	36,906	2,929,848
*Euro Disney SCA (4320878)	89	16
#*Euro Disney SCA (B29QD14)	48,370	383,568
Exel Industries SA	10,841	444,191
*Explosifs et de Produits Chimiques	524	243,754
#*Faurecia SA	76,758	1,482,878
#Fimalac SA	29,963	1,561,545
#Fleury Michon SA	4,694	264,944
*Gascogne SA	6,907	325,065
Gaumont SA	14,184	858,814
*GECI International	60,409	276,954
*Gemalto NV	149,247	6,272,472
Gevelot SA	3,584	131,129
GFI Informatique SA	122,870	604,348

138

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
FRANCE — (Continued)
#Gifi SA	7,360	$488,947
Ginger Groupe Ingenierie Europe SA	10,523	213,662
GL Events SA	7,882	183,924
GPE Groupe Pizzorno	5,200	132,917
Groupe Crit SA	24,255	592,646
*Groupe Eurotunnel SA	186,644	1,845,067
#*Groupe Flo SA	29,358	175,451
*Groupe Go Sport SA	2,740	88,711
*Groupe Gorge	18,510	223,248
Groupe Guillin SA	1,200	87,915
#Groupe Open SA	27,590	254,797
#Groupe Steria SCA	66,183	1,977,199
Guerbet SA	5,824	958,888
Guyenne et Gascogne SA	25,246	2,523,710
#Haulotte Group SA	55,825	608,180
Havas SA	1,165,955	4,431,486
#Idsud SA	2,227	96,591
#Imerys SA	39,232	2,150,400
Ingenico SA	103,297	2,549,658
Ipsen SA	18,673	951,420
Ipsos SA	83,610	2,559,934
*JC Decaux SA	51,262	1,036,428
#*Kaufman & Broad SA	2,387	58,037
Korian SA	5,455	156,851
Laurent-Perrier SA	11,820	943,915
*Lectra SA	83,499	306,952
Lisi SA	16,055	730,551
#*LVL Medical Groupe SA	24,346	540,741
M6 Metropole Television SA	148,116	3,567,675
Maisons France Confort SA	1,726	59,879
#*Manitou BF SA	46,880	680,953
Manutan International SA	13,517	737,793
*MGI Coutier SA	2,753	68,875
Mr. Bricolage SA	23,846	428,955
#Naturex SA	8,691	369,790
#Neopost SA	61,086	5,345,872
Nexans SA	92,377	6,523,139
Nexity SA	18,755	697,694
Norbert Dentressangle SA	12,330	850,795
*Oeneo SA	102,487	168,636
Orpea SA	96,748	4,358,917
*Osiatis	1,400	6,319
#PagesJaunes SA	183,448	2,247,779
Paris Orleans et Cie SA	2,708	85,657
Pierre & Vacances SA	15,567	1,282,922
Plastic Omnium SA	29,952	853,845
Plastivaloire SA	4,552	93,780
PSB Industries SA	8,438	223,727
Radiall SA	4,766	336,488
#Rallye SA	77,113	2,618,134
*Recylex SA	35,449	455,267
#Remy Cointreau SA	76,509	3,693,977
*Rexel SA	234,965	3,135,519
#*Rhodia SA	224,856	3,313,268
Robertet SA	3,167	381,664
*Rougier SA	6,115	244,536
#Rubis SA	32,177	2,954,101
#*S.T. Dupont SA	39,440	12,162
*Sa des Ciments Vicat SA	158	13,109
Sabeton SA	13,500	217,662
Saft Groupe SA	42,327	2,197,660

139

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
FRANCE — (Continued)
SAMSE SA	8,545	$692,324
SCOR SE	108,387	2,758,544
SEB SA	88,673	4,935,375
Sechilienne SA	56,504	2,284,088
Securidev SA	2,500	66,914
*SeLoger.com SA	7,108	248,935
Signaux Girod SA	894	66,248
Societe BIC SA	84,787	5,884,544
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	3,319,024
Societe Pour l’Informatique Industrielle SA	40,908	283,191
#Societe Television Francaise 1 SA	171,170	2,687,492
#*Soitec SA	107,280	1,463,695
*Solving Efeso International SA	1,567	5,331
Somfy SA	21,738	5,117,758
Sopra Group SA	22,982	1,646,212
Sperian Protection SA	18,519	1,320,880
#Stallergenes SA	31,063	2,622,824
Stef-TFE SA	28,838	1,739,358
Sucriere de Pithiviers Le Vieil	1,745	1,614,733
Synergie SA	32,941	837,162
Teleperformance SA	158,000	5,072,800
Tessi SA	5,050	364,769
#*Theolia SA	86,282	489,743
#*THOMSON	1,013,751	1,403,723
#Tonnellerie Francois Freres SA	3,839	179,306
Toupargel Groupe SA	75	1,909
*UbiSoft Entertainment SA	196,028	3,089,361
#Union Financiere de France Banque SA	15,895	616,114
#*Valeo SA	232,962	6,323,949
Viel et Compagnie SA	158,130	756,829
#Vilmorin & Cie SA	18,821	2,061,717
#Virbac SA	16,251	1,529,186
VM Materiaux SA	6,914	416,820
Vranken Pommery Monopole SA	9,533	434,652
#Zodiac Aerospace SA	105,911	3,572,436
Zueblin Immobiliere France SA	1,285	9,077

TOTAL FRANCE		225,504,013

GERMANY — (13.4%)
A.S. Creation Tapeton AG	6,853	226,664
*AAP Implantate AG	47,250	80,766
*Aareal Bank AG	561,290	12,138,286
*Abwicklungsellschaft Roesch AG	7,300	397
ADCapital AG	33,040	324,718
*Adlink Internet Media AG	69,691	391,522
Agrob Immobilien AG	5,800	78,538
Aixtron AG	259,027	7,740,951
*Aligna AG	324,899	384,348
Amadeus Fire AG	16,192	320,923
Andreae-Noris Zahn AG	26,412	933,284
Augusta Technologie AG	26,396	361,488
Aurubis AG	146,836	5,824,231
*Axel Springer AG	1,437	150,072
Baader Bank AG	135,150	632,436
Bauer AG	4,607	182,608
Bechtle AG	39,024	923,794
Bertrandt AG	22,607	589,152
*Beta Systems Software AG	8,550	33,066
Bilfinger Berger AG	162,980	10,434,934
*Biolitec AG	26,843	155,288
Biotest AG	21,301	1,331,950

140

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
GERMANY — (Continued)
*BKN International AG	35,508	$5,691
*BMP AG	45,099	55,650
*Borussia Dortmund GmbH & Co. KGaA	208,512	284,919
*Business Media China AG	3,172	1,819
Carl Zeiss Meditec AG	36,394	539,164
*CENTROTEC Sustainable AG	41,054	517,757
#*Centrotherm Photovoltaics AG	5,094	232,543
#Cewe Color Holding AG	13,917	474,357
Comdirect Bank AG	131,903	1,153,697
#*Constantin Medien AG	318,746	810,026
*CropEnergies AG	6,700	33,007
CTS Eventim AG	50,168	2,549,922
#Curanum AG	83,165	386,346
D. Logistics AG	113,203	205,034
DAB Bank AG	130,043	770,599
Data Modul AG	10,414	123,928
Demag Cranes AG	14,647	501,379
Deutsche Euroshop AG	87,386	2,980,056
#*Deutsche Wohnen AG	68,918	763,874
*Deutz AG	249,610	1,170,503
*Dierig Holding AG	10,500	109,557
#Douglas Holding AG	100,341	4,461,443
Dr. Hoenle AG	14,858	111,694
*Drillisch AG	92,184	579,293
Duerr AG	36,259	792,745
DVB Bank SE	173,470	6,413,252
Elexis AG	32,938	463,545
*Elmos Semiconductor AG	34,592	215,524
#ElreingKlinger AG	18,000	355,301
Erlus AG	2,970	116,045
Euwax AG	17,978	1,374,639
#*Evotec AG	1,204,328	3,541,975
#Fielmann AG	56,670	4,183,786
*Freenet AG	225,238	2,964,290
Fuchs Petrolub AG	27,656	2,090,284
GBW AG	28,417	503,929
GEA Group AG	158,840	3,002,088
Gerresheimer AG	27,781	807,507
Gerry Weber International AG	42,943	1,362,884
#Gesco AG	9,182	501,203
GFK SE	68,806	2,159,596
GFT Technologies AG	66,050	233,137
Gildemeister AG	43,990	600,787
*Grammer AG	5,985	58,249
Grenkeleasing AG	31,484	1,232,683
Hamborner AG	62,450	720,208
Hamburger Hafen und Logistik AG	31,666	1,233,729
*Hansa Group AG	146,815	208,545
Hawesko Holding AG	19,463	542,562
#*Heidelberger Druckmaschinen AG	19,905	146,251
Hochtief AG	30,167	2,256,304
*Homag Group AG	761	9,457
*IKB Deutsche Industriebank AG	21,843	29,186
Indus Holding AG	40,147	688,428
Innovation in Traffic Systems AG	23,949	299,894
Interseroh SE	21,842	1,550,742
#*Intershop Communications AG	58,426	125,421
Isra Vision Systems AG	10,917	169,285
*IVG Immobilien AG	410,355	3,667,986
*Jenoptik AG	153,250	822,977
*Kampa AG	35,505	16,917

141

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
GERMANY — (Continued)
#*Kizoo AG	33,967	$265,419
Kontron AG	176,510	2,100,390
Krones AG	71,467	3,560,518
KSB AG	4,336	2,446,234
#*Kuka AG	83,226	1,192,773
KWS Saat AG	17,268	2,872,198
Lanxess AG	218,704	6,875,309
Leifheit AG	12,500	212,050
Leoni AG	112,502	2,284,862
Loewe AG	25,187	327,933
*Manz Automation AG	553	38,033
*Marbert AG	1,360	3,181
*MasterFlex AG	10,531	58,112
*Maxdata Computer AG	94,120	16,760
Mediclin AG	119,554	518,723
#*Medigene AG	87,499	527,264
#Medion AG	81,672	856,419
Mensch und Maschine Software AG	27,532	138,122
MLP AG	213,537	2,347,025
*Mologen AG	22,062	226,644
*Morphosys AG	57,456	1,497,045
MTU Aero Engines Holding AG	163,223	7,393,072
#Muehlbauer Holding AG & Co.	14,905	394,530
MVV Energie AG	114,055	5,160,275
#*Nemetschek AG	23,340	515,023
*Nexus AG	33,813	169,734
#*Nordex AG	104,915	1,718,475
*November AG	4,881	7,173
OHB Technology AG	35,659	457,360
Oldenburgische Landesbank AG	4,234	275,791
P&I Personal & Informatik AG	17,889	471,928
*Patrizia Immobilien AG	2,483	13,883
Pfeiffer Vacuum Technology AG	30,723	2,289,201
#*Pfleiderer AG	166,950	1,683,495
*PNE Wind AG	162,926	426,861
Praktiker Bau-und Heimwerkermaerkte Holding AG	6,406	77,901
Progress-Werk Oberkirch AG	6,250	160,188
#*PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	321,991
Puma AG Rudolf Dassler Sport	2,479	758,736
*PVA TePla AG	51,882	297,584
*QIAGEN NV	257,056	5,338,220
#*QSC AG	287,340	683,992
R. Stahl AG	14,410	324,224
#Rational AG	14,646	2,091,981
REALTECH AG	13,541	143,459
Renk AG	18,838	1,361,059
*Repower Systems AG	5,428	828,403
Rheinmetall AG	107,359	5,829,585
Rhoen-Klinikum AG	379,608	9,172,173
Ruecker AG	20,949	136,705
*S.A.G. Solarstrom AG	2,145	9,227
Sartorius AG	31,248	781,773
*Sektkellerei Schloss Wachenheim AG	14,520	130,942
*SER Systems AG	9,400	207
#*SGL Carbon SE	217,830	8,239,684
*Sinner AG	2,660	58,972
Sixt AG	37,202	1,018,504
*Sky Deutschland AG	388,970	1,604,050
*SM Wirtschaftsberatungs AG	18,841	148,689
Software AG	70,053	6,245,235
*Solar Millennium AG	34,471	1,083,128

142

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
GERMANY — (Continued)
#Solarworld AG	110,335	$2,394,382
#*Solon SE	18,438	212,203
Stada Arzneimittel AG	173,213	4,662,443
STINAG Stuttgarter Invest AG	35,003	983,902
*Stoehr & Co. AG	11,000	43,088
Stratec Biomedical Systems AG	26,506	846,706
Sued-Chemie AG	28,301	3,705,669
Suedzucker AG	61,211	1,265,258
*Suess Microtec AG	59,969	275,807
Symrise AG	164,574	2,974,310
Syzygy AG	30,656	169,091
Takkt AG	126,507	1,395,917
*TDS Informationstechnologie AG	89,063	518,986
Telegate AG	20,500	269,731
Tognum AG	84,268	1,287,876
#*Tomorrow Focus AG	113,715	545,917
#*TUI AG	242,621	1,680,411
*UMS United Medical Systems International AG	22,300	179,201
Umweltbank AG	17,805	393,077
*United Internet AG	167,408	2,169,885
VBH Holding AG	9,415	54,972
#*Versatel AG	12,209	94,758
Vossloh AG	35,932	3,540,655
*VTG AG	690	9,529
*Wanderer-Werke AG	7,903	24,690
Wincor Nixdorf AG	112,151	6,558,995
Wirecard AG	255,878	3,276,007
Wuerttembergische Lebensversicherung AG	27,308	702,385
Wuerttembergische Metallwarenfabrik AG	29,451	851,056
Zhongde Waste Technology AG	2,018	35,298

TOTAL GERMANY		244,833,647

GREECE — (3.5%)
*Aegean Airlines S.A.	5,746	35,176
*Aegek S.A.	120,000	294,405
*Agricultural Bank of Greece S.A.	418,043	1,184,918
Alapis Holdings Industrial & Commercial S.A.	2,093,884	1,768,249
*Alfa Alfa Energy S.A.	3,810	7,794
*Altec S.A. Information & Communication Systems	80,278	23,312
Alumil Aluminum Industry S.A.	52,886	89,636
*Alysida S.A.	2,376	6,962
*Anek Lines S.A.	605,331	724,757
*Aspis Bank S.A.	228,007	361,602
*Astir Palace Hotels S.A.	93,886	531,054
Athens Medical Center S.A.	150,874	350,178
*Atlantic Supermarkets S.A.	35,080	56,546
*Attica Bank S.A.	181,970	546,551
*Atti-Kat S.A.	56,554	44,311
Autohellas S.A.	83,520	240,356
*Babis Vovos International Construction S.A.	59,807	444,419
*Balafas S.A.	15,200	4,250
*Balkan Real Estate S.A.	41,970	70,628
Bank of Greece S.A.	73,229	5,536,868
*Benrubi S.A.	20,823	97,461
Centric Multimedia S.A.	51,942	82,427
*Daios Plastics S.A.	16,350	167,628
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	177,709	560,833
*Dynamic Life S.A.	16,440	—
Elastron S.A.	247,021	244,258
*Elbisco Holding S.A.	28,098	21,502
Elektrak S.A.	36,580	157,766

143

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
GREECE — (Continued)
Elektroniki Athinon S.A.	34,490	$143,402
*Elephant S.A.	26,310	—
Ellaktor S.A.	508,053	4,352,197
*Emporiki Bank of Greece S.A.	5,563	40,318
*Etma Rayon S.A.	11,242	23,327
*Euro Reliance General Insurance Co. S.A.	55,110	64,222
*Euromedica S.A.	67,698	529,240
EYDAP Athens Water Supply & Sewage Co. S.A.	63,535	540,432
F.G. Europe S.A.	4,536	9,386
*Forthnet S.A.	226,337	504,966
Fourlis Holdings S.A.	128,489	2,134,588
Frigoglass S.A.	85,507	1,149,541
GEK Terna S.A.	267,249	2,558,641
*Geniki Bank S.A.	300,115	423,398
*Halkor S.A.	226,556	563,239
*Hellenic Cables S.A.	65,236	162,780
Hellenic Duty Free Shops S.A.	98,334	903,904
Hellenic Exchanges S.A.	133,376	1,897,046
Hellenic Petroleum S.A.	188,457	2,284,364
*Hellenic Sugar Industry S.A.	78,005	164,500
Heracles General Cement Co. S.A.	77,436	698,348
Iaso S.A.	206,042	1,259,843
Inform P. Lykos S.A.	35,570	85,729
*Informatics S.A.	3,778	1,724
*Intracom Holdings S.A.	181,308	425,924
*Intracom Technical & Steel Constructions S.A.	345,350	458,263
*Ionian Hotel Enterprises S.A.	16,914	393,285
*Ipirotiki Software & Publications S.A.	22,110	63,124
Karelia Tobacco Co., Inc. S.A.	5,810	517,753
*Kathimerini Publishing S.A.	47,170	339,733
*Lambrakis Press S.A.	115,149	463,038
*Lan-Net S.A.	12,688	22,407
*Lavipharm S.A.	96,324	200,029
Loulis Mills S.A.	41,702	110,470
Marfin Investment Group S.A.	1,010,504	4,026,262
*Maritime Company of Lesvos S.A.	299,836	211,802
Metka S.A.	97,586	1,520,831
Michaniki S.A.	165,545	399,379
Motor Oil (Hellas) Corinth Refineries S.A.	129,895	2,288,476
Mytilineos Holdings S.A.	308,027	2,648,167
*Neorion Holdings S.A.	24,145	40,576
*Pegasus Publishing S.A.	95,510	364,598
*Piraeus Bank S.A.	34,771	599,476
Piraeus Port Authority S.A.	17,752	430,249
*Promota Hellas S.A.	8,860	2,999
*Proton Bank S.A.	72,791	205,021
*Real Estate Development & Services S.A.	94,497	223,321
S&B Industrial Minerals S.A.	54,669	421,671
*Sanyo Hellas S.A.	23,637	12,392
Sarantis S.A.	74,884	547,561
*Selected Textile S.A.	87,690	56,070
*Sfakianakis S.A.	91,320	210,675
*Shelman Hellenic-Swiss Wood S.A.	155,548	155,248
*Spyroy Agricultural Products S.A.	61,348	62,295
Teletypos S.A. Mega Channel S.A.	77,669	520,048
*Terna Energy S.A.	77,105	733,879
*Themeliodomi S.A.	37,422	20,377
Thessaloniki Port Authority S.A.	6,936	142,311
*Thrace Plastics Co. S.A.	109,280	130,759
Titan Cement Co. S.A.	111,366	3,848,992
*TT Hellenic Postbank S.A.	645,380	4,583,559

144

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
GREECE — (Continued)
*Varvaressos S.A.-European Spinning Mills	36,350	$10,826
Viohalco S.A.	406,612	2,842,725
TOTAL GREECE		64,403,553
IRELAND — (2.6%)
*Abbey P.L.C.	84,370	604,501
*Aer Lingus Group P.L.C.	380,166	318,862
*Allied Irish Banks P.L.C.	807,981	2,230,838
*Aminex P.L.C.	496,086	73,583
*BlackRock International Land P.L.C.	897,420	92,298
C&C Group P.L.C. (B010DT8)	399,607	1,475,081
C&C Group P.L.C. (B011Y09)	318,475	1,175,075
DCC P.L.C.	308,989	8,138,971
Donegal Creameries P.L.C.	26,085	86,685
*Dragon Oil P.L.C.	1,347,570	9,171,834
FBD Holdings P.L.C.	125,728	1,249,944
Fyffes P.L.C.	1,020,533	561,484
Glanbia P.L.C. (0066950)	700,613	2,798,643
Glanbia P.L.C. (4058629)	2,463	9,853
Grafton Group P.L.C.	107,557	536,745
Greencore Group P.L.C.	615,927	1,392,852
IFG Group P.L.C.	205,432	392,715
*Independent News & Media P.L.C.	1,021,294	299,991
Irish Continental Group P.L.C.	91,000	1,723,793
Irish Life & Permanent P.L.C.	91,543	661,981
*Kenmare Resources P.L.C.	2,265,253	902,781
*Kingspan Group P.L.C.	351,640	2,966,163
*Lantor P.L.C.	34,575	—
*McInerney Holdings P.L.C.	697,135	184,669
Paddy Power P.L.C.	180,573	5,778,573
*Providence Resources P.L.C.	6,258,198	414,696
Smurfit Kappa Group P.L.C.	273,766	2,130,413
Total Produce P.L.C.	871,395	443,005
United Drug P.L.C.	799,527	2,632,087
*Waterford Wedgwood P.L.C.	7,869,750	—

TOTAL IRELAND		48,448,116

ITALY — (7.9%)
*A.S. Roma SpA	293,436	335,565
ACEA SpA	177,488	2,076,284
Acegas-APS SpA	110,973	680,972
Actelios SpA	21,699	122,673
*Aedes SpA	267,165	87,007
Aeroporto de Firenze SpA	17,399	371,063
*Alerion Cleanpower SpA	62,549	48,726
*Amplifon SpA	127,871	496,819
Ansaldo STS SpA	50,735	970,958
Ascopiave SpA	1,411	3,418
Astaldi SpA	216,415	2,018,428
*Autogrill SpA	231,260	2,600,650
Azimut Holding SpA	424,469	5,121,362
Banca Finnat Euramerica SpA	685,945	631,454
Banca Generali SpA	21,809	251,234
Banca Ifis SpA	52,946	610,212
*Banca Intermobiliare SpA	34,484	183,177
Banca Piccolo Credito Valtellinese Scarl SpA	478,970	4,401,672
Banca Popolare di Milano Scarl	1,012,836	7,535,855
*Banca Profilo SpA	253,156	230,761
Banco di Desio e della Brianza SpA	232,296	1,536,418
#Beghelli SpA	427,981	436,009
Benetton Group SpA	209,290	2,023,657

145

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
ITALY — (Continued)
Beni Stabili SpA	1,309,500	$1,180,162
#*Biesse SpA	54,004	485,077
#Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	591,114
Brembo SpA	141,075	1,065,704
#Bulgari SpA	395,239	3,234,165
Buzzi Unicem SpA	175,555	2,945,298
*C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	3,224,309
Caltagirone SpA	248,460	909,410
*Cam Finanziaria SpA	36,527	24,693
*Carraro SpA	113,633	456,959
Cembre SpA	40,330	277,710
Cementir SpA	254,820	1,159,519
*Class Editore SpA	165,655	177,460
Credito Artigiano SpA	361,183	979,816
Credito Bergamasco SpA	133,144	5,053,190
*Credito Emiliano SpA	228,115	1,487,856
CSP International Fashion Group SpA	13,481	14,533
*Dada SpA	5,381	57,322
#Danieli & Co. SpA	54,740	1,374,445
Davide Campari - Milano SpA	457,009	4,360,961
De Longhi SpA	305,654	1,308,371
DiaSorin SpA	30,626	1,121,041
#*Digital Multimedia Technologies SpA	24,275	517,187
#*EEMS Italia SpA	4,797	5,562
Emak SpA	57,399	276,740
*ERG Renew SpA	95,849	108,362
#ERG SpA	189,613	2,798,731
*ErgyCapital SpA	4,794	3,555
Esprinet SpA	58,242	583,583
*Eurotech SpA	49,871	218,588
#*Fastweb SpA	35,779	1,018,372
#Fiera Milano SpA	37,863	274,313
Fondiaria - SAI SpA	127,995	2,332,815
Gas Plus SpA	54	552
Gefran SpA	31,849	104,227
#*Gemina SpA	1,186,766	999,999
#Geox SpA	149,354	1,143,403
Gewiss SpA	232,707	1,034,754
Granitifiandre SpA	79,737	409,752
*Gruppo Ceramiche Ricchetti SpA	127,131	116,863
*Gruppo Coin SpA	77,286	460,187
#*Gruppo Editoriale L’Espresso SpA	639,121	1,819,543
Hera SpA	1,460,251	3,228,764
*I Grandi Viaggi SpA	98,547	142,191
*Immsi SpA	696,806	934,338
Impregilo SpA	1,180,326	4,030,887
*Indesit Co. SpA	177,464	2,011,450
Industria Macchine Automatique SpA	58,626	1,116,995
Industria Romagnola Conduttori Elettrici SpA	43,452	107,422
Intek SpA	661,259	308,457
#*Interpump Group SpA	241,525	1,473,976
#Iride SpA	1,343,807	2,479,210
*Isagro SpA	10,591	59,237
Italcementi SpA	149,237	2,148,144
*Italmobiliare SpA	23,493	1,128,493
Landi Renzo SpA	57,780	238,475
Lottomatica SpA	89,443	1,905,758
Maire Tecnimont SpA	115,375	478,013
#*Mariella Burani SpA	32,721	121,468
Marr SpA	127,201	1,117,425
#Mediolanum SpA	170,520	1,082,180

146

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
ITALY — (Continued)
Milano Assicurazioni SpA	635,144	$2,089,839
#*Mondadori (Arnoldo) Editore SpA	361,989	1,660,946
*Monrif SpA	315,834	195,335
*Montefibre SpA	172,887	38,193
Nice SpA	14,229	64,793
*Pagnossin SpA	9,000	—
PanariaGroup Industrie Ceramiche SpA	42,000	124,243
*Permasteelisa SpA	65,300	1,238,886
Piaggio & C. SpA	353,619	898,717
*Pininfarina SpA	82,321	374,234
*Pirelli & Co. SpA	6,723,096	3,777,529
*Premafin Finanziaria SpA	961,257	1,573,480
Prysmian SpA	244,229	4,294,274
*RDM Realty SpA	5,771	21,073
Recordati SpA	390,377	3,028,625
*Richard-Ginori 1735 SpA	140,800	20,954
#Sabaf SpA	22,649	516,279
#SAES Getters SpA	30,068	309,082
#*Safilo Group SpA	503,765	384,578
Saras SpA	557,668	1,810,750
*Seat Pagine Gialle SpA	27,669	7,843
*Snai SpA	85,704	399,025
Societa Iniziative Autostradali e Servizi SpA	83,188	736,386
#*Societe Cattolica di Assicurazoni Scrl SpA	166,479	5,337,373
*Sogefi SpA	173,096	383,952
Sol SpA	166,511	990,483
*Sorin SpA	1,079,611	1,965,509
#*Stefanel SpA	216,413	117,268
*Telecom Italia Media SpA	109,544	19,164
*Tiscali SpA	3,437,478	956,080
Tod’s SpA	45,421	3,131,252
Trevi Finanziaria SpA	121,804	2,073,303
*Unipol Gruppo Finanziario SpA	1,521,628	2,206,208
Vianini Industria SpA	59,070	131,955
Vianini Lavori SpA	175,180	1,283,048
*Vincenzo Zucchi SpA	76,176	50,243
Vittoria Assicurazioni SpA	121,346	686,892
Zignago Vetro SpA	11,414	66,264

TOTAL ITALY		145,567,518

NETHERLANDS — (5.4%)
#Aalberts Industries NV	355,012	4,447,924
#Accell Group NV	35,188	1,714,594
*AFC Ajax NV	18,134	170,757
Amsterdam Commodities NV	60,689	408,611
Arcadis NV	180,820	3,614,633
#*ASM International NV	196,173	3,974,752
*Atag Group NV	4,630	1,976
Batenburg Beheer NV	10,306	295,792
#Beter Bed Holding NV	67,391	1,468,079
*BinckBank NV	31,274	618,690
Brunel International NV	49,814	1,406,110
Crown Van Gelder NV	18,307	222,839
*Crucell NV	230,971	4,588,537
*Crucell NV ADR	45,768	903,918
DOCdata NV	22,463	264,550
*Draka Holding NV	47,528	885,918
Exact Holding NV	58,947	1,625,189
*Fornix Biosciences NV	29,890	316,402
Fugro NV	78,737	4,385,536
Grontmij NV	75,397	2,075,420

147

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Imtech NV	248,834	$6,325,202
#*InnoConcepts NV	82,239	264,987
KAS Bank NV	47,628	979,198
Kendrion NV	39,829	532,950
Koninklijke Bam Groep NV	415,704	4,889,299
Koninklijke Boskalis Westminster NV	133,054	4,669,923
#Koninklijke Ten Cate NV	98,297	2,301,208
Koninklijke Vopak NV	65,067	4,389,893
#Macintosh Retail Group NV	43,877	901,336
Mediq NV	208,313	3,296,291
Nederlandsche Apparatenfabriek NV	28,810	747,999
Nutreco Holding NV	139,331	7,032,903
Oce NV	336,989	2,130,943
*Ordina NV	150,761	932,806
*Punch Graphix NV	49,509	111,589
*Qurius NV	351,539	149,460
*Randstad Holdings NV	25,148	954,175
*Roto Smeets Group NV	12,436	239,866
Royal Reesink NV	2,050	206,757
SBM Offshore NV	134,711	2,579,785
Sligro Food Group NV	95,164	2,932,082
#Smit Internationale NV	44,064	3,463,648
*SNS Reaal Groep NV	203,922	1,441,366
*Stern Groep NV	1,258	30,524
*Super De Boer NV	255,159	1,786,557
#Telegraaf Media Groep NV	163,704	3,069,877
*Textielgroep Twenthe NV	1,000	3,679
TKH Group NV	98,188	1,627,166
#*TomTom NV	175,974	1,677,353
*Unit 4 Agresso NV	74,403	1,768,040
*USG People NV	203,344	3,537,849
#*Van der Moolen Holding NV	117,201	6,853
Wavin NV	351,774	725,761

TOTAL NETHERLANDS		99,097,552

NORWAY — (3.8%)
Acergy SA	192,943	2,410,016
*Acta Holding ASA	230,000	153,781
Aker Kvaerner ASA	140,625	1,690,463
#*Aktiv Kapital ASA	78,617	562,247
Arendals Fosse Kompani ASA	100	28,118
Atea ASA	222,782	1,462,262
#*Austevoll Seafood ASA	42,508	251,503
#*Blom ASA	80,567	173,485
Bonheur ASA	50,200	1,550,275
#*BW Offshore, Ltd.	138,779	186,092
*Camillo Eitze & Co. ASA	58,200	136,853
*Cermaq ASA	201,540	1,752,489
*Copeinca ASA	32,494	228,390
*Deep Sea Supply P.L.C.	34,000	48,959
*Det Norske Oljeselskap ASA (B0ZY5P6)	15,400	128,797
#*Det Norske Oljeselskap ASA (B15GGN4)	3,050,200	2,390,338
#*Dockwise, Ltd.	94,000	138,277
#*DOF ASA	117,912	671,554
*EDB Business Partner ASA	164,034	702,572
#*Eitzen Chemical ASA	21,068	8,128
#Ekornes ASA	111,690	2,057,822
Farstad Shipping ASA	59,440	1,378,773
Ganger Rolf ASA	52,803	1,478,816
*Golar LNG, Ltd.	9,000	112,519
#*Golden Ocean Group, Ltd.	284,000	389,420

148

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
NORWAY — (Continued)
#*Havila Shipping ASA	22,400	$177,874
*IOT Holdings ASA	75,603	1,840
Kongsberg Gruppen ASA	126,836	1,744,269
*Kverneland Group ASA	258,080	173,028
Leroy Seafood Group ASA	15,160	276,889
#*Marine Harvest ASA	4,227,581	3,067,203
Nordic Semiconductor ASA	4,000	30,005
#*Norse Energy Corp. ASA	1,143,079	742,283
#*Norske Skogindustrier ASA Series A	320,620	532,344
#*Norwegian Air Shuttle ASA	49,007	1,391,207
*Norwegian Energy Co. ASA	201,900	544,346
Odfjell ASA Series A	92,300	821,972
ODIM ASA	56,787	314,311
*Olav Thon Eiendomsselskap ASA	12,960	1,523,673
#Opera Software ASA	75,000	321,327
*PCI Biotech AS	3,357	5,863
*Petroleum-Geo Services ASA	351,000	3,305,240
*Petrolia Drilling ASA	7,286,093	580,723
#*Photocure ASA	33,562	284,329
*Pronova BioPharma ASA	248,317	770,287
Prosafe ASA	372,606	1,939,870
*Prosafe Production Public, Ltd.	261,500	585,714
#*Q-Free ASA	51,500	206,232
Rieber and Son ASA Series A	106,654	770,720
Scana Industrier ASA	299,618	473,911
*Schibsted ASA	96,737	1,589,876
*Sevan Marine ASA	325,562	523,163
*Siem Offshore, Inc.	2,000	3,078
Solstad Offshore ASA	57,000	1,070,217
#*Songa Offshore SE	139,750	697,647
SpareBanken 1 SMN	178,812	1,571,100
*Storebrand ASA	633,500	4,304,930
*Subsea 7, Inc.	100,800	1,413,196
Tandberg ASA Series A	208,204	5,570,172
*TGS Nopec Geophysical Co. ASA	404,241	6,130,506
Tomra Systems ASA	587,328	2,956,184
*TTS Marine ASA	41,000	48,250
Veidekke ASA	310,230	2,375,411
Wilh. Wilhelmsen ASA	60,550	1,402,269

TOTAL NORWAY		70,333,408

PORTUGAL — (1.4%)
#*Altri SGPS SA	94,568	543,067
Banco BPI SA	559,833	1,888,356
Banif SGPS SA	193,177	372,270
*Corticeira Amorim SA	223,729	309,366
*Finibanco Holdings SGPS SA	291,186	697,452
Ibersol SGPS SA	20,401	291,330
#*Impresa Sociedade Gestora de Participacoes SA	369,303	739,787
#*Investimentos Participacoes e Gestao SA	319,480	305,750
Jeronimo Martins SGPS SA	506,890	4,515,539
Mota-Engil SGPS SA	341,524	2,028,717
*Novabase SGPS SA	65,729	473,278
*ParaRede SGPS SA	94,525	123,776
Portucel-Empresa Produtora de Pasta de Papel SA	827,234	2,337,127
Redes Energeticas Nacionais SA	178,117	781,052
Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	517,684
Sociedade de Investimento e Gestao SGPS SA	256,388	2,836,249
#*Sonae Industria SGPS SA	264,159	952,375
#Sonae SGPS SA	1,138,893	1,498,768

149

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
PORTUGAL — (Continued)
*Sonaecom SGPS SA	453,482	$1,297,672
*Sumol + Compal SA	67,967	139,302
#*Teixeira Duarte Engenharia e Construcoes SA	734,737	1,155,446
Toyota Caetano Portugal SA	53,308	325,570
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,904	1,905,422

TOTAL PORTUGAL		26,035,355

SPAIN — (4.9%)
#Abengoa SA	134,166	3,536,051
Adolfo Dominguez SA	20,351	325,777
#Almirall SA	94,542	1,249,201
#Amper SA	88,114	780,942
#Antena 3 de Television SA	240,050	2,042,476
#*Avanzit SA	555,254	616,880
*Azkoyen SA	70,532	323,276
#Banco Guipuzcoano SA	339,914	2,557,274
Banco Pastor SA	255,727	1,909,833
Banco Popular Espanol SA	24	218
*Baron de Ley SA	13,910	674,879
#Bolsas y Mercados Espanoles SA	123,169	4,106,091
Campofrio Food Group SA	95,179	963,396
#Cementos Portland Valderrivas SA	30,644	1,415,899
Compania Vinicola del Norte de Espana SA	16,119	338,085
Construcciones y Auxiliar de Ferrocarriles SA	7,283	3,588,937
#*Corporacion Dermoestetica SA	30,628	143,214
Duro Felguera SA	172,631	1,715,941
Ebro Puleva SA	312,280	5,946,769
#Elecnor SA	198,254	3,522,631
*Ercros SA	226,106	464,089
*Estacionamientos Urbanos SA	4,200	—
#Faes Farma SA	455,399	2,535,864
*Fluidra SA	31,021	148,704
#*General de Alquiler de Maquinaria SA	32,241	284,684
#Gestevision Telecinco SA	191,290	1,977,087
Grupo Catalana Occidente SA	160,495	3,888,704
*Grupo Empresarial Ence SA	358,144	1,439,749
#*Grupo Tavex SA	244,131	231,136
#*Iberia Lineas Aereas de Espana SA	1,381,661	3,810,409
Iberpapel Gestion SA	25,850	425,452
*Inbesos SA	12,494	43,951
Indra Sistemas SA	28,883	679,238
Inmobiliaria del Sur SA	2,902	80,217
#*La Seda de Barcelona SA	1,923,682	959,079
#Laboratorios Farmaceuticos Rovi SA	18,975	214,429
#Mecalux SA	38,470	578,712
Miquel y Costas & Miquel SA	26,111	562,504
*Natra SA	109,456	462,941
*Natraceutical SA	645,689	420,560
#*NH Hoteles SA	421,083	2,203,390
*Nicolas Correa SA	26,994	85,220
#Obrascon Huarte Lain SA	130,017	3,454,582
Papeles y Cartones de Europa SA	209,482	1,188,465
Pescanova SA	24,512	852,223
Prim SA	39,424	413,305
#*Promotora de Informaciones SA	303,496	1,447,400
#Prosegur Cia de Seguridad SA	87,574	3,684,623
*Realia Business SA	112,559	302,312
Service Point Solutions SA	461,144	770,137
#*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	431,762
Sol Melia SA	206,682	1,831,629
#*Solaria Energia y Medio Ambiente SA	59,008	219,390
#*SOS Corporacion Alimentaria SA	294,272	888,348

150

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
SPAIN — (Continued)
Tecnicas Reunidas SA	39,312	$2,073,604
#*Tecnocom Telecomunicaciones y Energia SA	146,125	620,052
Tubacex SA	427,191	1,764,905
Tubos Reunidos SA	416,951	1,276,044
Unipapel SA	47,385	716,100
#*Vertice Trescientos Sesenta Grados SA	57,183	30,426
Vidrala SA	64,706	1,759,675
Viscofan SA	183,430	4,794,518
#*Vocento SA	193,449	1,211,703
#*Zeltia SA	556,824	3,291,300

TOTAL SPAIN		90,276,392

SWEDEN — (5.7%)
#Aarhuskarlshamn AB	52,836	1,060,036
Acando AB	160,086	331,259
*Active Biotech AB	104,812	849,404
Addtech AB Series B	59,000	848,759
AF AB Series B	47,200	1,176,959
Aros Quality Group AB	41,400	282,812
Atrium Ljungberg AB Series B	15,200	136,549
*Avanza Bank Holding AB	5,406	116,638
Axfood AB	89,350	2,665,974
#Axis Communications AB	174,894	1,890,138
#B&B Tools AB	77,850	910,396
BE Group AB	38,662	221,565
Beiger Electronics AB	14,700	265,034
Beijer Alma AB	57,200	712,646
*Bergs Timber AB Series B	17,000	85,871
*Bilia AB Series A	113,425	922,410
*Billerud AB	326,600	1,809,416
BioGaia AB Series B	38,000	416,579
Biotage AB	141,240	126,581
*Biovitrum AB	23,757	197,288
Boliden AB	497,124	5,986,022
Bong Ljungdahl AB	24,800	78,301
*Boras Waefveri AB Series B	11,500	8,335
*Bure Equity AB	12,042	61,497
Cantena AB	56,762	708,612
Cardo AB	61,300	1,652,944
Castellum AB	408,700	3,804,158
#Clas Ohlson AB Series B	62,396	1,174,723
*Cloetta AB	55,296	242,613
Concordia Maritime AB Series B	70,300	173,275
Consilium AB Series B	16,994	67,429
#*D. Carnegie & Co. AB	181,000	454,270
*DORO AB	1,200	1,483
*Duni AB	8,394	59,013
*East Capital Explorer AB	4,981	45,440
#Elekta AB Series B	302,500	5,701,787
*Enea Data AB Series B	56,200	375,296
*Eniro AB	206,986	952,821
#Fabege AB	391,400	2,272,517
Fagerhult AB	16,800	307,219
G & L Beijer AB Series B	27,400	690,072
#*Gunnebo AB	106,800	509,277
Hakon Invest AB	68,557	1,143,433
#*Haldex AB	72,500	626,365
Heba Fastighets AB Series B	43,500	343,732
#Hexagon AB	146,005	1,909,079
*Hexpol AB	8,172	68,202
*HIQ International AB	123,289	435,460

151

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
SWEDEN — (Continued)
HL Display AB Series B	57,600	$259,779
Hoganas AB Series B	85,800	1,552,241
Holmen AB Series B	43,508	1,174,208
Industrial & Financial Systems AB Series B	50,260	454,702
#Intrum Justitia AB	180,322	2,222,000
*JM AB	267,473	3,972,895
KappAhl Holding AB	93,099	733,089
Klovern AB	294,976	932,311
#Kungsleden AB	412,300	2,870,958
Lagercrantz Group AB Series B	64,300	237,940
Lammhults Design Group AB	19,547	130,836
*LBI International AB	127,651	260,758
Lennart Wallenstam Byggnads AB Series B	120,400	1,969,959
#Lindab International AB	54,077	574,851
*Loomis AB	69,887	752,439
#*Lundin Petroleum AB	255,814	2,166,852
*Meda AB Series A	272,190	2,463,244
*Medivir AB Series B	44,650	434,450
Mekonomen AB	11,461	221,376
*Midelfart Sonesson AB Series B	4,160	4,324
#Modern Times Group AB Series B	106,141	4,603,164
*Munters AB	181,900	1,254,552
NCC AB Series B	216,320	3,268,004
*Net Insight AB Series B	924,000	662,163
New Wave Group AB Series B	79,101	275,722
NIBE Industrier AB	192,620	2,146,694
*Nobia AB	421,100	2,613,823
Nolato AB Series B	66,440	539,547
OEM International AB Series B	44,400	261,735
ORC Software AB	36,300	695,796
Oriflame Cosmetics SA SDR	8,264	457,671
*Pa Resources AB	357,209	1,383,536
*Partnertech AB	28,800	105,971
Peab AB Series B	425,900	2,668,549
Poolia AB Series B	33,150	157,353
*Pricer AB Series B	1,711,500	145,500
ProAct IT Group AB	29,000	285,222
#*Proffice AB	215,400	717,231
Profilgruppen AB	13,582	92,255
*Q-Med AB	154,800	937,723
Rederi AB Transatlantic Series B	93,000	305,464
*Rezidor Hotel Group AB	51,396	164,324
#*rnb Retail & Brands AB	208,325	203,500
#*SAS AB	1,938,372	1,176,279
*Scribona AB Series B	226,140	273,085
*Seco Tools AB	16,463	217,000
*Semcon AB	39,900	162,415
Sigma AB Series B	25,800	15,418
*Sintercast AB	11,800	88,749
Skanditek Industrifoervaltnings AB	1,000	2,768
Skistar AB	92,100	1,732,801
Studsvik AB	21,900	228,059
SWECO AB Series B	183,300	1,441,990
*Trelleborg AB Series B	878,565	5,337,131
Uniflex AB Series B	3,630	43,618
VBG AB Series B	1,084	12,428
Vitrolife AB	41,500	174,557
Wihlborgs Fastigheter AB	63,858	1,198,096

TOTAL SWEDEN		104,318,794

152

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
SWITZERLAND — (11.6%)
Acino Holding AG	8,398	$1,378,179
*Advanced Digital Broadcast Holdings SA	368	18,706
Affichage Holding SA	5,703	664,630
*AFG Arbonia-Forster Holding AG	4,661	99,478
Allreal Holding AG	26,513	3,203,717
*Also Holding AG	16,195	650,206
*Aryzta AG	265,691	10,429,578
*Ascom Holding AG	160,822	1,706,948
*Athis Holding AG	2,754	568,116
Bachem Holdings AG	24,136	1,659,246
Baloise-Holding AG	2,510	214,911
Bank Coop AG	30,796	2,152,843
*Bank Sarasin & Cie AG Series B	172,644	6,874,386
Banque Cantonale de Geneve SA	4,021	937,845
Banque Cantonale du Jura SA	4,500	267,050
Banque Cantonale Vaudoise	8,999	3,389,651
Banque Privee Edmond de Rothschild SA	157	4,165,873
Barry Callebaut AG	3,696	2,064,701
Basellandschaftliche Kantonalbank	583	566,721
*Basilea Pharmaceutica AG	2,629	217,440
Basler Kantonalbank AG	3,114	358,699
Belimo Holdings AG	1,830	1,869,457
Bell Holding AG	47	72,361
Bellevue Group AG	26,524	1,078,525
Berner Kantonalbank AG	23,122	5,216,367
*Bobst Group AG	35,619	1,318,058
Bossard Holding AG	8,222	471,665
Bucher Industries AG	31,723	3,332,904
Burckhardt Compression Holding AG	904	131,736
Calida Holding AG	396	119,682
Carlo Gavazzi Holding AG	1,065	149,831
Centralschweizerische Kraftwerke AG	96	33,501
*Cham Paper Holding AG	490	84,025
Charles Voegele Holding AG	28,617	1,128,581
*Clariant AG	756,817	7,235,446
#Compagnie Financiere Tradition SA	5,511	683,449
Conzzeta AG	1,375	2,368,668
*Cytos Biotechnology AG	2,412	31,680
Daetwyler Holding AG	26,077	1,283,891
Datacolor AG	458	137,609
Edipresse SA	1,527	386,554
#EFG International AG	45,259	753,744
Elektrizitaets-Gesellschaft Laufenberg AG	3,062	2,967,286
*ELMA Electronic AG	472	197,852
Emmi AG	13,244	1,559,798
EMS-Chemie Holding AG	26,147	2,905,137
Energiedienst Holding AG	71,249	3,890,894
Feintol International Holding AG	1,601	348,008
Flughafen Zuerich AG	13,056	3,800,739
Forbo Holding AG	5,817	1,643,697
Fuchs Petrolub AG	19,235	1,443,703
#Galenica Holding AG	15,281	5,265,334
GAM Holdings, Ltd.	18,237	222,493
George Fisher AG	10,991	2,890,104
Gurit Holding AG	1,288	710,655
Helvetia Holding AG	12,462	3,973,442
Hexagon AB	81,720	1,075,368
#Implenia AG	48,118	1,336,187
*Interroll-Holding SA	2,404	689,533
Intershop Holding AG	3,345	955,140
Kaba Holding AG	10,381	2,402,753

153

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Kardex AG	17,464	$579,425
Komax Holding AG	8,744	655,181
Kudelski SA	103,843	2,118,821
Kuoni Reisen Holding AG	12,443	4,217,808
Lem Holdings SA	3,546	1,018,748
#*lifeWatch AG	55,532	1,081,566
#*Logitech International SA	92,687	1,582,169
Luzerner Kantonalbank AG	17,409	4,462,195
Medisize Holding AG	12,876	658,457
Metall Zug AG	202	475,817
*Meyer Burger Technology AG	1,343	292,176
*Micronas Semiconductor Holding AG	37,365	132,688
Mobilezone Holding AG	112,258	862,279
Mobimo Holding AG	1,856	299,195
Nobel Biocare Holding AG	163,678	4,643,682
*Orascom Development Holding AG	442	34,482
Orell Fuessli Holding AG	4,930	706,075
#Panalpina Welttransport Holding AG	5,945	416,334
*Parco Industriale e Immobiliare SA	600	2,047
Partners Group Holdings AG	15,823	1,940,684
Petroplus Holdings AG	141,857	3,090,524
Phoenix Mecano AG	2,953	1,113,857
#PSP Swiss Property AG	141,111	7,918,508
*Rieters Holdings AG	15,236	3,411,538
Romande Energie Holding SA	2,714	5,386,990
*Schaffner Holding AG	1,830	292,950
Schulthess Group AG	14,148	818,772
Schweiter Technology AG	3,994	1,963,068
*Schweizerische National-Versicherungs-Gesellschaft AG	38,367	1,177,082
Siegfried Holding AG	8,312	841,556
Sika AG	4,203	5,698,044
Societa Elettrica Sopracenerina SA	2,340	524,571
St. Galler Kantonalbank AG	8,951	4,075,788
#Straumann Holding AG	8,595	2,074,619
Sulzer AG	45,310	3,527,868
Swiss Prime Site AG	163,073	8,976,492
Swisslog Holding AG	775,803	663,652
*Swissmetal Holding AG	13,504	144,390
Swissquote Group Holding SA	40,025	2,062,506
Tamedia AG	14,878	1,101,073
Tecan Group AG	38,976	2,388,131
#*Temenos Group AG	148,205	3,382,567
*Tornos SA	38,028	271,331
Valartis Group AG	560	17,174
#Valiant Holding AG	33,293	6,559,434
Valora Holding AG	10,995	2,621,486
Vaudoise Assurances Holdings SA	3,140	566,949
Verwaltungs und Privat-Bank AG	790	84,453
Villars Holding SA	150	80,344
Von Roll Holding AG	19,689	134,902
Vontobel Holdings AG	94,743	3,032,255
VZ Holding AG	266	20,484
Walliser Kantonalbank AG	1,416	770,078
WMH Walter Meier Holding AG	4,738	373,576
Ypsomed Holdings AG	2,419	153,311
Zehnder Holding AG	764	840,584
*Zueblin Immobilien Holding AG	76,620	339,447
Zuger Kantonalbank AG	613	2,511,481

TOTAL SWITZERLAND		212,946,445

TOTAL COMMON STOCKS		1,624,145,822

154

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
PREFERRED STOCKS — (0.1%)
SWITZERLAND — (0.1%)
Fuchs Petrolub AG	19,235	$1,565,574

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
#*Deceuninck NV STRIP VVPR	247,412	1,092
*RealDolmen NV STRIP VVPR	6,067	268
*Zenitel NV STRIP VVPR	8,654	13

TOTAL BELGIUM		1,373

DENMARK — (0.0%)
#*NeuroSearch A.S. Rights 11/09/09	126,162	82,324

FINLAND — (0.0%)
#*Amer Sports Oyj Rights 10/19/09	75,000	232,888

FRANCE — (0.0%)
*Atari SA Warrants 12/31/09	77,833	1,031
*Cybergun SA Warrants Series B 07/15/10	1,136	17
*Groupe Focal SA Warrants 02/21/10	466	—
*Mr Bricolage SA Rights 11/04/09	23,846	35

TOTAL FRANCE		1,083

GERMANY — (0.0%)
*TUI AG Rights 11/11/09	242,621	37,491

ITALY — (0.0%)
*Intek SpA Warrants 12/30/11	167,960	8,898
*Tiscali SpA Warrants 12/15/14	5,347	—

TOTAL ITALY		8,898

NORWAY — (0.0%)
*Dockwise, Ltd. Rights 11/20/09	50,760	6,649

SPAIN — (0.0%)
*Pescanova SA Rights 10/22/09	12,256	426,564

TOTAL RIGHTS/WARRANTS		797,270

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $2,725,000 FNMA 6.50%, 06/25/39, valued at $2,932,781) to be repurchased at $2,888,046	$2,888	2,888,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.2%)
§@DFA Short Term Investment Fund LP	200,182,842	200,182,842
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $4,949,334) to be repurchased at $4,852,316	$4,852	4,852,288

TOTAL SECURITIES LENDING COLLATERAL		205,035,130

TOTAL INVESTMENTS — (100.0%) (Cost $1,667,112,137)		$1,834,431,796

See accompanying Notes to Financial Statements.

155

THE CANADIAN SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
October 31, 2009

	Shares	Value††
COMMON STOCKS — (84.0%)
Consumer Discretionary — (11.4%)
*AlarmForce Industries, Inc.	700	$3,571
Astral Media, Inc. Class A	186,347	5,517,821
#*Ballard Power Systems, Inc.	376,152	816,928
#*Coastal Contacts, Inc.	146,900	166,986
Cogeco Cable, Inc.	59,756	1,710,864
Corus Entertainment, Inc. Class B	278,300	4,575,534
Dorel Industries, Inc. Class B	107,500	2,884,086
easyhome, Ltd.	3,600	28,379
Forzani Group, Ltd. Class A	130,900	1,512,176
*Gildan Activewear, Inc.	246,010	4,333,395
*Glacier Media, Inc.	137,300	234,744
Glentel, Inc.	15,500	200,545
*Great Canadian Gaming Corp.	301,200	2,093,271
Groupe Aeroplan, Inc.	283,650	2,427,428
*Imax Corp.	22,897	236,366
#Le Chateau, Inc.	79,200	878,333
Leon’s Furniture, Ltd.	118,877	1,054,682
Linamar Corp.	179,780	2,508,829
*Martinrea International, Inc.	217,878	1,445,741
*MDC Partners, Inc. Class A	71,000	573,486
Quebecor, Inc. Class B	159,493	3,258,990
Reitmans Canada, Ltd.	193,400	2,920,527
*RONA, Inc.	426,885	5,842,768
#Torstar Corp. Class B	179,800	1,281,140
TVA Group, Inc. Class B	7,000	82,159
Uni-Select, Inc.	54,900	1,364,319
#*Westport Innovations, Inc.	133,401	1,319,154

Total Consumer Discretionary		49,272,222

Consumer Staples — (2.3%)
*Atrium Innovations, Inc.	102,400	1,334,356
Canada Bread Co., Ltd.	13,261	560,686
Corby Distilleries, Ltd.	51,708	738,310
*Cott Corp.	512,400	4,053,550
Jean Coutu Group (PJC), Inc. Class A (The)	11,600	94,554
#Maple Leaf Foods, Inc.	254,000	2,631,431
*SunOpta, Inc.	176,001	645,741
*Sun-Rype Products, Ltd.	100	874

Total Consumer Staples		10,059,502

Energy — (17.3%)
*Advantage Oil & Gas, Ltd.	140,589	878,316
Akita Drilling, Ltd.	42,000	373,014
*Anderson Energy, Ltd.	282,833	258,772
#*Antrim Energy, Inc.	487,500	581,188
#*Bankers Petroleum, Ltd.	685,432	3,002,586
#*Berens Energy, Ltd.	208,200	221,274
*Birchcliff Energy, Ltd.	336,400	2,275,725
*Breaker Energy, Ltd.	140,400	698,075
Calfrac Well Services, Ltd.	107,264	1,699,094
*Calvalley Petroleum, Inc.	302,339	578,385
*CE Franklin, Ltd.	20,400	122,545
*Celtic Exploration, Ltd.	122,600	2,209,417
#*Comaplex Minerals Corp.	78,800	455,155
*Compton Petroleum Corp.	352,300	358,144
*Connacher Oil & Gas, Ltd.	782,500	715,933
*Corridor Resources, Inc.	348,780	1,015,348
*Crew Energy, Inc.	250,936	2,298,208

156

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Energy — (Continued)
#*Daylight Resources Trust	176,978	$1,416,410
*Delphi Energy Corp.	263,700	375,304
#*Denison Mines Corp.	708,441	1,080,290
Ensign Energy Services, Inc.	83,300	1,194,784
*Fairborne Energy, Ltd.	262,300	1,078,726
*Flint Energy Services, Ltd.	139,000	1,509,403
*Galleon Energy, Inc. Class A	261,437	1,314,373
#*Iteration Energy, Ltd.	608,800	641,405
#*Ivanhoe Energy, Inc.	831,620	1,936,770
*Mega Uranium, Ltd.	635,600	428,805
#*MGM Energy Corp.	14,000	1,682
#*Midnight Oil Exploration, Ltd.	44,300	45,035
#Mullen Group, Ltd.	79,171	1,145,073
*Nuvista Energy, Ltd.	274,221	2,911,880
*Paramount Resources, Ltd. Class A	126,300	1,573,425
#Pason Systems, Inc.	222,900	2,338,076
#*PetroBakken Energy, Ltd.	185,863	5,362,638
#*Petrominerales, Ltd.	73,723	1,021,991
#Progress Energy Resources Corp.	333,082	4,260,297
Pulse Seismic, Inc.	156,524	166,353
#*Questerre Energy Corp.	649,400	1,434,375
Savanna Energy Services Corp.	249,213	1,655,969
ShawCor, Ltd.	209,500	5,452,169
#*Storm Exploration, Inc.	135,100	1,683,053
*Transglobe Energy Corp.	186,200	707,252
Trican Well Service, Ltd.	391,971	4,586,066
Trinidad Drilling, Ltd.	389,000	2,541,685
#*UEX Corp.	608,088	618,176
#*Uranium One, Inc.	1,819,900	5,163,433
*UTS Energy Corp.	549,843	1,036,625
#*Verenex Energy, Inc.	111,600	706,492
*Vero Energy, Inc.	127,000	460,090
*West Energy, Ltd.	245,800	581,533
*Xtreme Coil Drilling Corp.	86,700	392,616
ZCL Composite, Inc.	90,700	324,393

Total Energy		74,887,826

Financials — (6.5%)
AGF Management, Ltd. Class B	348,279	5,188,538
*Canaccord Capital, Inc.	204,300	2,144,862
Canadian Western Bank	226,200	4,469,439
Clairvest Group, Inc.	1,900	21,730
DundeeWealth, Inc.	114,120	1,322,550
EGI Financial Holdings, Inc.	14,650	142,161
Equitable Group, Inc.	47,000	894,783
*FirstService Corp.	80,500	1,434,351
Gluskin Shef & Associates, Inc.	40,000	700,522
*GMP Capital, Inc.	8,007	108,186
Home Capital Group, Inc.	113,700	3,835,359
Industrial Alliance Insurance & Financial Services, Inc.	72,394	1,858,607
Kingsway Financial Services, Inc.	212,900	808,668
Laurentian Bank of Canada	92,400	3,375,604
*Pacific and Western Credit Corp.	9,000	32,230
*Parkbridge Lifestyles Communities, Inc.	81,700	305,795
Quest Capital Corp.	725,001	716,927
Rentcash, Inc.	33,670	322,060
Sceptre Invesment Counsel, Ltd.	36,300	201,285
#Western Financial Group, Inc.	163,700	340,396

Total Financials		28,224,053

157

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Health Care — (4.2%)
*AEterna Zentaris, Inc.	124,800	$129,177
*Angiotech Pharmaceuticals, Inc.	61,300	79,879
#Biovail Corp.	304,150	4,103,868
*Burcon NutraScience Corp.	9,700	64,096
*Cangene Corp.	175,700	945,034
#*Cardiome Pharma Corp.	298,200	1,143,690
*Helix BioPharma Corp.	5,500	11,843
#*Labopharm, Inc.	282,600	438,767
*Logibec Group Informatique, Ltd.	2,600	43,251
*MDS, Inc.	464,108	3,671,517
*Noveko International, Inc.	5,400	12,476
*Nuvo Research, Inc.	223,500	66,097
#*Oncolytics Biotech, Inc.	84,200	271,575
*Paladin Labs, Inc.	45,700	779,229
*ProMetic Life Sciences, Inc.	861,300	151,238
*QLT, Inc.	212,100	715,461
#*Resverlogix Corp.	86,200	192,786
*SXC Health Solutions Corp.	84,161	3,864,849
#*Theratechnologies, Inc.	288,200	745,770
*Transition Therapeutics, Inc.	74,633	534,546

Total Health Care		17,965,149

Industrials — (6.7%)
Aecon Group, Inc.	204,400	2,117,577
AG Growth International, Inc.	2,100	61,833
#*Alexco Resource Corp.	95,500	234,767
*ATS Automation Tooling System, Inc.	304,017	1,756,024
CAE, Inc.	155,195	1,209,088
*Churchill Corp. (The)	66,413	971,598
#*Clarke, Inc.	99,356	299,340
*Electrovaya, Inc.	2,000	1,479
Exco Technologies, Ltd.	9,700	15,688
*Garda World Security Corp. Class A	16,300	141,752
*Heroux-Devtek, Inc.	85,400	396,200
*Hydrogenics Corp.	361,330	173,644
IESI-BFC, Ltd.	145,431	1,868,205
#*Intermap Technologies, Ltd.	113,894	263,144
Marsulex, Inc.	48,300	453,071
Richelieu Hardware, Ltd.	51,300	960,053
#Russel Metals, Inc.	229,900	3,359,104
*Stantec, Inc.	156,600	3,784,566
Student Transportation of America, Ltd.	32,114	130,587
#Superior Plus Corp.	164,325	1,869,452
#Toromont Industries, Ltd.	214,900	4,917,447
Transat A.T., Inc. Class A	2,400	31,784
Transcontinental, Inc. Class A	256,564	3,080,048
TransForce, Inc.	34,212	233,023
#*Vector Aerospace Corp.	83,205	469,833
*WaterFurnace Renewable Energy, Inc.	1,300	29,819

Total Industrials		28,829,126

Information Technology — (5.4%)
*Aastra Technologies, Ltd.	2,300	66,425
*Absolute Software Corp.	159,900	755,131
*AXIA NetMedia Corp.	182,767	234,782
Calian Technologies, Ltd.	9,800	158,495
*Celestica, Inc.	797,607	6,575,162
*COM DEV International, Ltd.	235,300	667,595
Computer Modelling Group, Ltd.	42,400	609,717
Constellation Software, Inc.	20,100	664,087
Dalsa Corp.	59,800	387,411

158

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Information Technology — (Continued)
*Descartes Systems Group, Ltd. (The)	142,300	$737,769
Enghouse Systems, Ltd.	27,550	173,134
Evertz Technologies, Ltd.	116,100	1,565,454
*Exfo Electro-Optical Engineering, Inc.	21,451	78,306
Gennum Corp.	111,700	437,695
*Hemisphere GPS, Inc.	197,900	173,749
*KAB Distribution, Inc.	298,515	538
#*MacDonald Dettweiler & Associates, Ltd.	129,900	4,429,842
*March Networks Corp.	29	103
#Matrikon, Inc.	72,400	184,003
*Miranda Technologies, Inc.	84,301	441,742
MKS, Inc.	11,060	93,525
Mosaid Technologies, Inc.	35,600	541,213
*Open Text Corp.	46,790	1,746,977
*Points International, Ltd.	355,081	108,291
*Sandvine Corp.	128,500	149,633
*Sierra Wireless, Inc.	127,100	1,142,907
*Vecima Network, Inc.	39,308	198,711
#*Webtech Wireless, Inc.	279,500	258,306
Wi-LAN, Inc.	320,200	645,105
*Zarlink Semiconductor, Inc.	117,500	83,614

Total Information Technology		23,309,422

Materials — (29.5%)
*Alamos Gold, Inc.	347,100	2,771,539
*Almaden Minerals, Ltd.	108,300	73,064
*Altius Minerals Corp.	112,600	704,498
*Anatolia Minerals Development, Ltd.	10,400	20,568
#*Anvil Mining, Ltd.	214,740	597,354
#*Aquiline Resources, Inc.	224,900	1,220,057
*Athabasca Potash, Inc.	3,750	20,447
*Atna Resource, Ltd.	126,947	87,991
*Augusta Resource Corp.	268,174	674,122
*Aura Minerals, Inc.	31,000	90,245
*Aurizon Mines, Ltd.	561,000	2,410,841
*Avalon Rare Metals, Inc.	13,900	32,243
Canam Group, Inc. Class A	158,700	1,013,462
*Canfor Corp.	330,690	1,848,967
*Capstone Mining Corp.	308,865	833,497
*Cardero Resource Corp.	185,860	212,991
Cascades, Inc.	235,076	1,520,754
*Catalyst Paper Corp.	1,675,887	410,434
CCL Industries, Inc. Class B	95,640	1,985,190
#*Centerra Gold, Inc.	71,791	550,682
*Chariot Resouces, Ltd.	34,500	9,565
*Claude Resources, Inc.	1,133,600	806,684
*Consolidated Thompson Iron Mines, Ltd.	343,016	1,585,028
#*Crystallex International Corp.	1,355,025	300,546
#*Detour Gold Corp.	63,241	780,248
*Dundee Precious Metals, Inc.	223,854	746,835
*Eastern Platinum, Ltd.	2,320,390	1,543,996
#*Eastmain Resources, Inc.	231,714	278,387
#*ECU Silver Mining, Inc.	108,050	71,897
#*Endeavour Silver Corp.	147,700	395,850
#*Entree Gold, Inc.	261,600	635,838
#*Equinox Minerals, Ltd.	1,678,290	5,645,742
*Etruscan Resources, Inc.	333,375	152,507
#*Euro Goldfields, Ltd.	521,060	2,937,448
#*Far West Mining, Ltd.	153,396	440,887
*Farallon Mining, Ltd.	987,400	428,888
#*First Majestic Silver Corp.	18,500	53,685

159

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Materials — (Continued)
*First Nickel, Inc.	300	$30
*First Uranium Corp.	51,430	128,331
*FNX Mining Co., Inc.	182,850	1,701,677
#*Forsys Metals Corp.	199,402	689,214
*Fronteer Development Group, Inc.	325,800	1,240,512
*Gammon Gold, Inc.	219,740	1,785,051
*Globestar Mining Corp.	296,306	243,715
#*Golden Star Resources, Ltd.	855,400	2,664,108
*Grande Cache Coal Corp.	245,800	847,312
#*Great Basin Gold, Ltd.	860,590	1,264,579
#*Greystar Resources, Ltd.	34,500	146,666
#*Guyana Goldfields, Inc.	187,452	968,400
*Hanfeng Evergreen, Inc.	142,791	785,182
#Harry Winston Diamond Corp.	219,100	1,796,051
*HudBay Minerals, Inc.	477,851	6,187,045
#*Imperial Metals Corp.	69,090	359,481
*Inter-Citic Minerals, Inc.	26,125	19,074
*International Forest Products, Ltd. Series A	166,200	460,792
International Royalty Corp.	280,680	1,063,526
*Intertape Polymer Group, Inc.	117,000	203,281
#*Jaguar Mining, Inc.	74,850	626,027
#*Jinshan Gold Mines, Inc.	490,000	797,006
*Katanga Mining, Ltd.	7,000	4,723
*Keegan Resources, Inc.	13,000	61,032
*Kimber Resources, Inc.	21,200	12,735
*Kirkland Lake Gold, Inc.	187,280	1,453,863
*La Mancha Resources, Inc.	64,250	100,943
#*Lake Shore Gold Corp.	474,700	1,500,369
#*Laramide Resources, Ltd.	241,000	285,088
*Linear Gold Corp.	3,600	6,721
*Lundin Mining Corp.	1,147,100	4,611,511
*MAG Silver Corp.	7,300	38,387
Major Drilling Group International, Inc.	101,500	2,024,278
#*MDN, Inc.	242,980	130,242
*Mercator Minerals, Ltd.	31,605	71,269
Methanex Corp.	359,200	6,194,420
#*Migao Corp.	160,400	999,118
*Minco Base Metals Corp.	2,780	—
*Minera Andes, Inc.	107,500	63,583
*Neo Material Technologies, Inc.	384,000	1,224,343
#*New Gold, Inc.	725,960	2,629,974
Norbord, Inc.	30,920	425,488
*Norsemont Mining, Inc.	16,500	32,023
#*North American Palladium, Ltd.	199,710	479,872
*Northern Dynasty Minerals, Ltd.	13,400	87,926
*Northgate Minerals Corp.	937,300	2,399,446
#*NovaGold Resources, Inc.	282,049	1,206,864
*Orvana Minerals Corp.	118,300	92,930
#*Osisko Mining Corp.	522,931	3,527,930
*Pan Amer Silver Corp.	213,700	4,520,672
*Peregrine Diamonds, Ltd.	15,300	33,229
*Petaquilla Minerals, Ltd.	257,380	64,223
#*Platinum Group Metals, Ltd.	189,187	293,733
*Polaris Miner Corp.	16,700	27,626
#*PolyMet Mining Corp.	423,377	1,111,215
*Potash One, Inc.	37,400	86,410
#*Quadra Mining, Ltd.	253,150	3,528,027
#*Queenston Mining, Inc.	169,669	870,258
*Richmont Mines, Inc.	24,000	64,988
#*Rubicon Minerals Corp.	462,115	1,862,041
Samuel Manu-Tech, Inc.	20,400	82,388

160

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Materials — (Continued)
*Seabridge Gold, Inc.	38,186	$767,567
*SEMAFO, Inc.	689,365	2,089,661
Sherritt International Corp.	641,601	4,115,069
#*Shore Gold, Inc.	837,013	696,189
*Silver Standard Resources, Inc.	229,462	4,300,623
#Silvercorp Metals, Inc.	482,000	2,490,070
*St. Andrew Goldfields, Ltd.	11,500	5,314
*Starfield Resources, Inc.	953,115	92,488
Stella-Jones, Inc.	29,600	590,878
*Tahera Diamond Corp.	235,400	1,088
#*Tanzanian Royalty Exploration Corp.	316,139	914,482
*Taseko Mines, Ltd.	649,000	1,757,377
#*Thompson Creek Metals Co., Inc.	474,700	4,795,038
#*Timminco, Ltd.	194,700	331,083
*Virginia Mines, Inc.	29,800	139,629
Wesdome Gold Mines, Ltd.	99,000	185,731
#West Fraser Timber Co., Ltd.	123,716	2,984,139
*West Timmins Mining, Inc.	269,700	623,123
*Western Coal Corp.	124,100	321,131
Winpak, Ltd.	63,110	445,016

Total Materials		127,725,621

Telecommunication Services — (0.3%)
#Manitoba Telecom Services, Inc.	40,000	1,161,129
*Wireless Matrix Corp.	127,500	110,762

Total Telecommunication Services		1,271,891

Utilities — (0.4%)
*Boralex, Inc. Class A	81,274	668,489
Emera, Inc.	19,090	388,663
*MAXIM Power Corp.	89,500	288,670
Pacific Northern Gas, Ltd.	4,000	68,832
#*Plutonic Power Corp.	66,800	188,291

Total Utilities		1,602,945

TOTAL COMMON STOCKS		363,147,757

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $1,075,000 FHLMC 4.50%, 05/01/23, valued at $912,187) to be repurchased at $896,014	$896	896,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.8%)
§@DFA Short Term Investment Fund LP	62,142,299	62,142,299
@Repurchase Agreement, Deutsche Bank Securities 0.05%, 11/02/09 (Collateralized by $5,049,431 U.S. Treasury Note 0.875%, 01/31/11, valued at $5,028,666) to be repurchased at $4,979,736	$4,980	4,979,715

161

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

	Shares/ Face Amount	Value†
	(000)
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $1,434,975) to be repurchased at $1,406,846	$1,407	$1,406,838

TOTAL SECURITIES LENDING COLLATERAL		68,528,852

TOTAL INVESTMENTS — (100.0%) (Cost $558,452,607)		$432,572,609

See accompanying Notes to Financial Statements.

162

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics referred to in Item 2 is filed herewith.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	September 3, 2010

By:	/s/ Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date:	September 3, 2010